SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15
(File No. 333-186218)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 125
(File No. 811-07355)	☒

(Check appropriate box or boxes)

RIVERSOURCE VARIABLE ACCOUNT 10

(previously IDS LIFE VARIABLE ACCOUNT 10)

(Exact Name of Registrant)

RiverSource Life Insurance Company

(previously IDS Life Insurance Company)

(Name of Depositor)

70100 Ameriprise Financial Center, Minneapolis, MN 55474

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code (612) 678-5337

Nicole D. Wood,

50605 Ameriprise Financial Center,

Minneapolis, MN 55474

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 30, 2018 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date)pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

Prospectus
April 30, 2018
RiverSource
RAVA 5 Advantage® Variable Annuity
RAVA 5 Select® Variable Annuity
RAVA 5 Access® Variable Annuity
Individual Flexible Premium Deferred Combination Fixed/Variable Annuities
Issued by:	RiverSource Life Insurance Company (RiverSource Life)
70100 Ameriprise Financial Center Minneapolis, MN 55474 Telephone: 1-800-862-7919 (Service Center) ameriprise.com/variableannuities RiverSource Variable Account 10/RiverSource Account MGA
Contracts described in this prospectus are offered for contract applications signed on or after April 29, 2013.
Effective on September 18, 2017, RAVA 5 Select and, with limited exceptions, RAVA 5 Access contracts will no longer be available for new purchases. With prior approval, RAVA 5 Access contracts may be issued on a limited basis for certain transactions, including but not limited to:
•	tax-sheltered annuity contracts under Section 403 (b) of the Internal Revenue Code (the Code), or
•	to accommodate exchanges of non-qualified annuity contracts under Section 1035 of the Code.
For contracts with applications signed prior to September 18, 2017, there is no change to your annuity and we will allow subsequent purchase payments pursuant to rules and limitations within the contracts and applicable riders, all of which are describe in the prospectus. See “Buying Your Contract – Purchase Payments”.
This prospectus contains information that you should know before investing in the RAVA 5 Advantage, RAVA 5 Select, or RAVA 5 Access.The information in this prospectus applies to all contracts unless stated otherwise.
Prospectuses are also available for:
AB Variable Products Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio (Class B)(1)
AB VPS Large Cap Growth Portfolio (Class B)(1)
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio: Class III(1)
American Century Variable Portfolios, Inc.
American Century VP Value, Class II(1)
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund (Class III)(1)
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)(1)
Columbia Variable Portfolio - Diversified Absolute Return Fund (Class 2)(1)
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Strategic Income Fund (Class 2)(1)
CTIVPSM - AQR Managed Futures Strategy Fund (Class 2)(1)
CTIVPSM - Lazard International Equity Advantage Fund (Class 2)(1)
Variable Portfolio - Managed Volatility Conservative Fund (Class 2)
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2)
Variable Portfolio - Managed Volatility Growth Fund (Class 2)
Variable Portfolio - Managed Risk Fund (Class 2)
Variable Portfolio - Managed Risk U.S. Fund (Class 2)
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2)
Variable Portfolio - U.S. Flexible Growth Fund (Class 2)
Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2)
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Balanced Fund (Class 3)(1)
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)(1)

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    1

Columbia Variable Portfolio - Disciplined Core Fund (Class 2)(1)
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)(1)
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)(1)
Columbia Variable Portfolio - Global Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Government Money Market Fund (Class 2)(1)
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)(1)
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)(1)
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)(1)
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)(1)
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)(1)
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)(1)
Columbia Variable Portfolio - Mid Cap Value Fund (Class 2)(1)
Columbia Variable Portfolio - Overseas Core Fund (Class 2)(1)
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)(1)
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)(1)
Columbia Variable Portfolio - U.S. Equities Fund (Class 2)(1)
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)(1)
CTIVPSM - American Century Diversified Bond Fund (Class 2)(1)
CTIVPSM - AQR Managed Futures Strategy Fund (Class 2)(1)
CTIVPSM - BlackRock Global Inflation-Protected Securities Fund (Class 2)(1)
CTIVPSM - CenterSquare Real Estate Fund (Class 2)(1)
CTIVPSM - DFA International Value Fund (Class 2)(1)
CTIVPSM - Loomis Sayles Growth Fund (Class 2)(1)
CTIVPSM - Los Angeles Capital Large Cap Growth Fund (Class 2)(1)
CTIVPSM - MFS® Blended Research® Core Equity Fund (Class 2)(1)
CTIVPSM - MFS® Value Fund (Class 2)(1)
CTIVPSM - Morgan Stanley Advantage Fund (Class 2)
CTIVPSM - Oppenheimer International Growth Fund (Class 2)(1)
CTIVPSM - Pyramis® International Equity Fund (Class 2)(1),(2)
CTIVPSM - T. Rowe Price Large Cap Value Fund (Class 2)(1)
CTIVPSM - TCW Core Plus Bond Fund (Class 2)(1)
CTIVPSM - Victory Sycamore Established Value Fund (Class 2)(1)
CTIVPSM - Wells Fargo Short Duration Government Fund (Class 2)(1)
CTIVPSM - Westfield Mid Cap Growth Fund (Class 2)(1)
Variable Portfolio - Aggressive Portfolio (Class 2)(1)
Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)(1)
Variable Portfolio - Conservative Portfolio (Class 2)(1)
Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2)
Variable Portfolio - Moderate Portfolio (Class 2)(1)
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(1)
Variable Portfolio - Moderately Conservative Portfolio (Class 2)(1)
Variable Portfolio - Partners Core Bond Fund (Class 2)(1)
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)(1)
Variable Portfolio - Partners Small Cap Value Fund (Class 2)(1)
Deutsche Variable Series II
Deutsche Alternative Asset Allocation VIP, Class B(1)
Fidelity® Variable Insurance Products — Service Class 2
Fidelity® VIP Contrafund® Portfolio Service Class 2(1)
Fidelity® VIP Mid Cap Portfolio Service Class 2(1)
Fidelity® VIP Strategic Income Portfolio Service Class 2(1)
Franklin® Templeton® Variable Insurance Products Trust — Class 2
Franklin Income VIP Fund - Class 2(1)
Franklin Mutual Shares VIP Fund - Class 2(1)
Franklin Small Cap Value VIP Fund - Class 2(1)
Templeton Global Bond VIP Fund - Class 2(1)
Goldman Sachs Variable Insurance Trust (VIT)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares(1)
Invesco Variable Insurance Funds
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares(1)

2    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy(1)
Ivy VIP Asset Strategy(1)
Janus Aspen Series: Service Shares
Janus Henderson Balanced Portfolio: Service Shares(1)
Janus Henderson Flexible Bond Portfolio: Service Shares(1)
Janus Henderson Research Portfolio: Service Shares(1)
Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares(1)
Legg Mason
Western Asset Variable Global High Yield Bond Portfolio - Class II(1)
MFS® Variable Insurance TrustSM
MFS® Utilities Series - Service Class(1)
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares(1)
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)(1)
Oppenheimer Variable Account Funds — Service Shares
Oppenheimer Global Fund/VA, Service Shares(1)
Oppenheimer Global Strategic Income Fund/VA, Service Shares(1)
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares(1)
PIMCO Variable Insurance Trust (VIT)
PIMCO VIT All Asset Portfolio, Advisor Class(1)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class(1)
PIMCO VIT Total Return Portfolio, Advisor Class(1)
VanEck VIP Trust
VanEck VIP Global Gold Fund (Class S Shares)(1)
Wells Fargo Variable Trust
Wells Fargo VT Opportunity Fund - Class 2(1)
Wells Fargo VT Small Cap Growth Fund - Class 2(1)
(1) Not available with certain benefit riders.
(2) Effective on or about May 21, 2018, the Fund will change its name to CTIVPSM AQR International Core Equity Fund (Class 2)
Please read the prospectuses carefully and keep them for future reference.
The contracts with SecureSource series riders provide for Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.
A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Variable annuities are complex products. The fees and charges, as well as the available features and benefits, of the variable annuity contracts described in this prospectus will be different from other variable annuities offered in the marketplace. The interest credited, guarantees provided, and credits available, as well as the funds serving as underlying investments and their corresponding expenses, may differ among the variable annuities that are available to you. RiverSource Life may offer other variable annuities or other types of annuities. The benefits, features, fees and charges of these annuities may be different from those described in this prospectus. With the aid of an appropriate financial professional, we encourage you to compare and contrast the variable annuity contracts described in this prospectus with other variable annuities available in the marketplace, including other types of annuities we may offer. This will aid in determining whether purchasing a contract is consistent with your investment objectives, risk tolerance, time horizon, marital status, tax situation, and your unique financial situation and needs. If you select an annuity that includes surrender or other liquidation charges, you should also consider any future needs you may have to access your contract value. The optional benefits and features available with the contracts usually come with additional costs. Consider any additional costs carefully when electing these optional benefits and features.

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4    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

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Key Terms
These terms can help you understand details about your contract.
Accumulation unit: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.
Annuitant: The person or persons on whose life or life expectancy the annuity payouts are based.
Annuitization start date: The date when annuity payments begin according to the applicable annuity payment plan.
Annuity payouts: An amount paid at regular intervals under one of several plans.
Assumed investment return: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment return we use is 5% but you may request we substitute an assumed investment return of 3.5%.
Beneficiary: The person you designate to receive benefits in case of your death while the contract is in force.
Close of business: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).
Code: The Internal Revenue Code of 1986, as amended.
Contingent annuitant: The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.
Contract: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.
Contract value: The total value of your contract at any point in time.
Contract year: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.
Fixed account: Part of our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.
Funds: Investment options under your contract. Unless your investment options have been restricted under a living benefit rider, the SecureSource Legacy benefit or the Enhanced Legacy benefit rider, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.
Good order: We cannot process your transaction request relating to the contract until we have received the request in good order at our Service Center. “Good order” means the actual receipt of the requested transaction in writing, along with all information, forms and supporting legal documentation necessary to effect the transaction. To be in “good order”, your instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; Social Security Number or Taxpayer Identification Number; and any other information, forms or supporting documentation that we may require. For certain transactions, at our option, we may require the signature of all contract owners for the request to be in good order. With respect to purchase requests, “good order” also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
Guarantee Period: The number of successive 12-month periods that a guaranteed interest rate is credited.
Guarantee Period Accounts (GPAs): A nonunitized separate account to which you may allocate purchase payments or transfer contract value of at least $1,000. These accounts have guaranteed interest rates for guarantee periods we declare when you allocate purchase payments or transfer contract value to a GPA. These guaranteed rates and periods of time may vary by state. Unless an exception applies, transfers or surrenders from a GPA done more than 30 days before the end of the guarantee period will receive a market value adjustment, which may result in a gain or loss of principal.
Market Value Adjustment (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is surrendered or transferred more than 30 days before the end of its guarantee period.
Owner (you, your): The person or persons identified in the contract as owner(s) of the contract, who has or have the right to control the contract (to decide on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. During the owner’s life, the owner is responsible for taxes, regardless of whether he or she receives the contract’s benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. If any owner is a nonnatural person or a revocable trust, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. When the contract is owned by a revocable trust or irrevocable grantor trust, the annuitant(s) selected must be the grantor(s) of the trust to assure compliance with Section 72(s) of the Code. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any

6    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines “owner”, “you” and “your”.
Qualified annuity: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:
•	Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code
•	Roth IRAs including inherited Roth IRAs under Section 408A of the Code
•	SIMPLE IRAs under Section 408(p) of the Code
•	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code
•	Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code
•	Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code
A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.
All other contracts are considered nonqualified annuities.
Rider: You receive a rider to your contract when you purchase optional benefits. The rider adds the terms of the optional benefit to your contract.
Rider effective date: The date a rider becomes effective as stated in the rider.
RiverSource Life: In this prospectus, “we,” “us,” “our” and “RiverSource Life” refer to RiverSource Life Insurance Company.
Service Center: Our department that processes all transaction and service requests for the contracts. We consider all transaction and service requests received when they arrive in good order at the Service Center. Any transaction or service requests sent or directed to any location other than our Service Center may end up delayed or not processed. Our Service Center address and telephone number are listed on the first page of the prospectus.
Surrender value: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value immediately prior to the surrender, minus any applicable charges, plus any positive or negative market value adjustment.
Valuation date: Any normal business day, Monday through Friday, on which the NYSE is open, up to the time it closes. At the NYSE close, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If your contract anniversary is not a valuation date, your contract value for that contract anniversary will be based on close of business values on the next valuation date.
If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our Service Center before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our Service Center at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.
Variable account: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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The Contracts in Brief
This prospectus describes three contracts. Each contract has different expenses. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and has lower mortality and expense risk fees than RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule, and has the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. RAVA 5 Advantage and RAVA 5 Select include the option to purchase living benefit riders; effective Nov. 16, 2015, living benefit riders are not available under RAVA 5 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.
Purpose: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. If the contract value goes to zero due to underlying fund’s performance or deduction of fees, the contract will no longer be in force and the contract (including any death benefit riders) will terminate. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the annuitization start date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax and/or other charges).
Buying a contract: Effective Sept. 18, 2017, RAVA 5 Select contracts are no longer available for purchase. RAVA 5 Access contracts will be available for purchase with our prior approval, on a limited basis for certain transactions including, but not limited to TSA contracts or to accommodate 1035 exchanges of non-qualified contracts.
When buying a contract, you must provide us a minimum initial purchase payment. The minimum initial purchase payment varies between $1,000 and $10,000 based on contract class and product type. In no case may purchase payments exceed $1,000,000 without our prior approval. We may also further limit, or restrict, purchase payments in certain contract years or based on age, and in conjunction with a living benefit rider, the SecureSource Legacy benefit or the Enhanced Legacy benefit rider elections. (see “Buying Your Contract.”)
There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities — with or without optional benefit riders — are not right for everyone. Make sure you have all the facts you need before you purchase a variable annuity or choose an optional benefit rider. Some of the factors you may wish to consider include:
•	“Tax Free” Exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a “tax-free” exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to Internal Revenue Service (IRS) rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period may begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. State income taxes may also apply. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See “Taxes — 1035 Exchanges.”)
•	Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code including 403(b) plans. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral beyond what is provided in that retirement plan. Some employers may permit you to deposit your contributions into other investments such as mutual funds. If such investments are available to you, before enrolling under the contract, you should consider features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (“RMDs”). RMDs may reduce the value of certain death benefits and optional riders (see “Taxes — Qualified Annuities — Required Minimum Distributions”). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.
•	Taxes: Generally, income earned on your contract value grows tax-deferred until you take surrender or begin to receive payouts. Upon surrender, income taxes generally apply, (under certain circumstances, IRS penalty taxes may also apply to surrenders) unless you direct such amounts to be transferred to another investment within the same retirement plan,

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have them directly rolled over to another eligible retirement plan such as an IRA, or qualify for Section 1035 treatment. The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, generally you will be taxed on the income if you are the owner. (see “Taxes”)
•	Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.
•	How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 5 Advantage and RAVA 5 Select contracts have surrender charges. RAVA 5 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 5 Advantage and RAVA 5 Select. After the 10th contract anniversary, the mortality and expense risk fees are the same for the three contracts. Does the contract meet your current and anticipated future needs for liquidity?
•	If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefits you may choose?
•	The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (see “Charges”)
•	How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year (“excess withdrawal”) under the SecureSource 3, SecureSource 4, SecureSource 4 Plus, SecureSource Core or SecureSource Core Plus riders, the guaranteed amounts under the rider will be reduced and for any withdrawal during the credit period, you will not receive Annual Credits on the next rider anniversary. In addition, certain surrenders may be subject to a federal income tax penalty. (see “Surrenders”)
•	Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.
•	Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Free look period: You may return your contract to your financial advisor or to our Service Center within the time stated on the first page of your contract and receive a full refund of the contract value. The valuation date will be the date your request is received at our Service Center. (For California residents, the valuation date will be the earlier of the date your contract is returned to your financial advisor or to our corporate office). We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract and any positive or negative market value adjustment will apply; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments, if greater than contract value.)
Accounts: Generally, you may allocate your purchase payments among the:
•	subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (see “The Variable Account and the Funds”)
•	GPAs which earn interest at rates declared when you make an allocation to that account. The required minimum investment in each GPA is $1,000. These accounts may not be available in all states. (see “Guarantee Period Accounts (GPAs)”)
•	regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. For RAVA 5 Access contracts, you cannot select the regular fixed account. (see “The Fixed Account”)
•	Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (see “The Fixed Account — The Special DCA Fixed Account”)
Transfers: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. Transfers out of the GPAs done more than 30 days before the end of the guarantee period will be subject to an MVA, unless an exception applies. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account are not permitted. GPAs and the regular fixed account are subject to special restrictions. (see “Making the Most of Your Contract — Transferring Among Accounts”)
Surrenders: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty that may apply if you surrender prior to your reaching age 59 ½) and may have other tax consequences. If you have elected the SecureSource 3, SecureSource 4, SecureSource 4 Plus, SecureSource Core or SecureSource Core Plus riders, please consider carefully when you take surrenders. If you withdraw more than allowed withdrawal amount in a

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contract year (“excess withdrawal”) under the rider, the guaranteed amounts under the rider will be reduced and for any withdrawal during the Credit Period, you will not receive Annual Credits on the next rider anniversary. Certain other restrictions may apply. (see “Surrenders”)
Benefits in case of death: If you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (see “Benefits in Case of Death — Standard Death Benefit”)
Optional benefits: We offer optional death benefits and optional living benefits. Optional living benefits include guaranteed minimum withdrawal benefit riders and Accumulation Protector Benefit rider, a guaranteed minimum accumulation benefit. Guaranteed minimum withdrawal benefits permit you to withdraw a guaranteed amount from the contract over a period of time, which may include the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). Guaranteed minimum withdrawal benefits may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over your lifetime. These optional withdrawal benefits may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. In this prospectus we use the term “SecureSource series” to refer to all of the guaranteed minimum withdrawal benefit riders. When we refer to the SecureSource Core rider, the SecureSource Core Plus rider, the SecureSource 4 rider, the SecureSource 4 Plus rider or the SecureSource 3 rider we are specifically referencing the individual rider in the series rather than all of the riders in the SecureSource series.
Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of Waiting Period. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year Waiting Period or take withdrawals during the Waiting Period (which reduces the benefit).
We offer the following optional death benefits: Return of Purchase Payments (ROPP) Death Benefit, Maximum Anniversary Value (MAV) Death Benefit, 5-year MAV Death Benefit, Benefit Protector Death Benefit, Enhanced Legacy benefit and SecureSource Legacy benefit. Benefit Protector Death Benefit is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. Enhanced Legacy benefit is intended to provide additional death benefit guarantees that may increase the death benefit provided in the contract. SecureSource Legacy benefit (available only if purchased in combination with one of the SecureSource Core or SecureSource Core Plus or SecureSource 4 or
SecureSource 4 Plus riders) is intended to provide additional death benefit guarantees that may increase the death benefit provided in the contract.
Please see table below for description and availability of optional living and death benefits.
Optional benefits risks and limitations: If you select an optional living benefit, the SecureSource Legacy benefit or the Enhanced Legacy benefit, you should consider whether these riders are appropriate for you taking into account the following considerations:
•	We restrict investment options available to you, which may limit transfers and allocations and may limit the timing, amount and allocation of purchase payments. (see “Optional Benefits — Investment Allocation Restrictions for Certain Benefit Riders”).
•	If you select a SecureSource series rider, surrenders in excess of the amount allowed under the rider will impact the rider benefit.
•	Restrictions on subsequent purchase payments, which may limit your ability to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
For more information on considerations before buying optional benefits, please see “Optional Benefits – Important SecureSource Series Rider Considerations”.
Annuity payouts: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans that can help meet your retirement or other income needs. The payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The GPAs and the Special DCA fixed account are not available after the annuitization start date. (see “The Annuity Payout Period”)
Termination of the contract: The contract will be terminated under the following conditions:
1.	After the death benefit is paid, the contract will terminate.
2.	Reduction of the contract value to zero will terminate the contract unless benefits are payable under the terms of an optional living benefit rider.
3.	Your written request for a full surrender will terminate the contract.

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Optional Benefit	Offered	Description
Accumulation Protector Benefit rider	On or after April 29, 2013 Not available under RAVA 5 Access contracts on or after Nov. 16, 2015	Intended to provide a guaranteed contract value at the end of a specified Waiting Period, currently 10 years, regardless of the volatility inherent in the investments in the subaccounts.
SecureSource Core/ SecureSource Core Plus riders	On or after April 30, 2018 Not available under RAVA 5 Access	Intended to provide, after the Lifetime Benefit is established, a specified withdrawal amount annually for life, even if the contract value is zero, subject to the terms and provisions of the rider.
SecureSource 4/ SecureSource 4 Plus riders	On or after May 4, 2015 Not available under RAVA 5 Access contracts on or after Nov. 16, 2015	Intended to provide, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if the contract value is zero, subject to the terms and provisions of the rider.
SecureSource 3 rider	Not offered on or after May 4, 2015	Intended to provide, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if the contract value is zero, subject to the terms and provisions of the rider.
Benefit Protector Death Benefit rider	On or after April 29, 2013	Intended to provide an additional benefit to owners age 75 and younger to help offset expenses after your death such as funeral expenses or federal and state taxes.
Enhanced Legacy rider	On or after Oct. 5, 2015	Intended to provide additional death benefit guarantees to owners age 75 and younger that may increase the death benefit provided in the contract.
SecureSource Legacy benefit	On or after April 30, 2018	Intended to provide additional death benefit guarantees that may increase the death benefit provided in the contract and available only if purchased in combination with one of the SecureSource Series riders.
Return of Purchase Payments (ROPP)	On or after April 29, 2013	Intended to provide death benefit guarantee to owners age 80 and older that beneficiaries receive total purchase payments adjusted for partial surrenders.
Maximum Anniversary Value (MAV)	On or after April 29, 2013	Intended to provide additional death benefit to owners age 75 and younger by locking in the highest anniversary value through age 80 (adjusted for partial surrenders).
5- Year Maximum Anniversary Value (5-Year MAV)	On or after April 29, 2013	Intended to provide additional death benefit to owners age 75 and younger by locking in the highest anniversary value every 5 years through age 80 (adjusted for partial surrenders).

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Expense Summary
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering from these contracts. The first tables describe the fees and expenses that you will pay at the time that you surrender one of these contracts. State premium taxes also may be deducted.
Contract Owner Transaction Expenses
Surrender charges for RAVA 5 Advantage:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
You select either a seven-year or ten-year surrender charge schedule at the time of application.
Seven-year schedule		Ten-year schedule
Number of completed years from date of each purchase payment*	Surrender charge percentage applied to each purchase payment	Number of completed years from date of each purchase payment*	Surrender charge Percentage applied to each purchase payment
0	7%	0	8%
1	7	1	8
2	7	2	8
3	6	3	7
4	5	4	6
5	4	5	5
6	2	6	4
7+	0	7	3
		8	2
		9	1
		10+	0
Surrender charge for RAVA 5 Select:
(Contingent deferred sales load as a percentage of purchase payments surrendered)
Contract Year**	Surrender charge percentage applied to purchase payments
1	7%
2	6
3	5
4	4
5+	0
There are no surrender charges on and after the fourth contract anniversary.
*	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the anniversary of the day each purchase payment was received.
**	According to our current administrative practice, for the purpose of surrender charge calculation, we consider that the year is completed one day prior to the contract anniversary.
Surrender charge for RAVA 5 Access: None
Surrender charge for fixed annuity payouts, if available:
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.

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Contract administrative charge at full surrender:
Maximum: $50	Current: $30
The next tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Contract Administrative Charge
Annual contract administrative charge	Maximum: $50	Current: $30
Annual contract administrative charge if your contract value equals or exceeds $50,000	Maximum: $20	Current: $0
Annual Variable Account Expenses
(As a percentage of average daily subaccount value)
You must choose a product, a death benefit guarantee and the length of your contract’s surrender charge schedule. The combination you choose and the contract year you are in determines the mortality and expense risk fees you pay. The table below shows the combinations available to you and their cost.
RAVA 5 Advantage with ten-year surrender charge schedule
Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Select
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit	1.85
MAV Death Benefit	1.75

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Through the 10th contract anniversary	Mortality and expense risk fee
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
Other Annual Expenses
Optional Death Benefits
If eligible, you may select Benefit Protector Death Benefit, Enhanced Legacy benefit or SecureSource Legacy benefit. The fee applies only if you elect one of these optional benefits. Investment allocation restrictions apply if you select Enhanced Legacy benefit or SecureSource Legacy benefit. SecureSource Legacy benefit rider may be purchased only in combination with one of the SecureSource Core or SecureSource Core Plus or SecureSource 4 or SecureSource 4 Plus - Single life and Joint life riders.
Benefit Protector Death Benefit rider fee	0.25%
(As a percentage of contract value charged annually on the contract anniversary.)
Enhanced LegacySM benefit rider fee	Maximum: 1.75%	Current: 0.95%
(Charged annually on the contract anniversary. *)
*Prior to age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, Accumulation Death Benefit (ADB) value (after any increase is added) or MAV or the contract value. On or following age 86, the charge is calculated by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added) or MAV.
SecureSource LegacySM benefit rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 0.25%	Current: 0.15%

(Charged annually on the contract anniversary. The charge is calculated by multiplying the annual rider fee by the greater of the SecureSource Legacy Death Benefit amount or the contract value)
Optional Living Benefits
If eligible, you may select one of the following optional living benefits. The fees apply only if you select one of these benefits. Investment allocation restrictions apply. Living benefit riders are not available for RAVA 5 Access contract applications signed on or after November 16, 2015.
SecureSource Core SM – Single life rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 2.25%	Current: 1.15%
SecureSource Core SM– Joint life rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 2.25%	Current: 1.25%
SecureSource Core Plus SM– Single life rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 2.75%	Current: 1.50%
SecureSource Core Plus SM– Joint life rider fee (available for contract applications signed on or after April 30, 2018)	Maximum: 2.75%	Current: 1.65%
SecureSource 4®– Single life rider fee	Maximum: 2.25%	Current: 1.25%
SecureSource 4®– Joint life rider fee	Maximum: 2.25%	Current: 1.35%
SecureSource 4 Plus®– Single life rider fee	Maximum: 2.75%	Current: 1.50%
SecureSource 4 Plus®– Joint life rider fee	Maximum: 2.75%	Current: 1.65%
SecureSource 3®– Single life rider fee (available for contract applications signed prior to May 4, 2015)	Maximum: 2.25%	Current: 1.20%
SecureSource 3®– Joint life rider fee (available for contract applications signed prior to May 4, 2015)	Maximum: 2.25%	Current: 1.30%
(Charged annually on the contract anniversary as a percentage of contract value or the Benefit Base, whichever is greater.)
Accumulation Protector Benefit®(APB®) rider fee	Maximum: 2.00%	Current: 1.30%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
*For contract applications signed prior to May 1, 2016, the following fees apply:

14    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – April 30, 2016	2.00%	1.00%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – June 30, 2016	2.00%	1.00%
July 1, 2016 and later	2.00%	1.30%

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Annual Operating Expenses of the Funds
The next table provides the minimum and maximum total operating expenses charged by the underlying funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ fiscal year ended Dec. 31, 2017, unless otherwise noted, without taking into account fee waivers and/or expense reimbursements that may apply. More detail concerning each underlying fund’s fees and expenses is contained in each fund’s prospectus.
Minimum and maximum total annual operating expenses for the funds(1)
(Including management, distribution (12b-1) and/or service fees and other expenses)
	Minimum(%)	Maximum(%)
Total expenses before fee waivers and/or expense reimbursements	0.41	2.76
(1)	Total annual fund operating expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including us and our affiliates, for administrative and contract owner services provided on behalf of the fund. The amount of these payments will vary by fund and may be significant. See “The Variable Account and the Funds” for additional information, including potential conflicts of interest these payments may create. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. For a more complete description of each fund’s fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund’s prospectus and SAI.

16    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges, variable account annual expenses and fund fees and expenses.
These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.
Maximum Expenses (for contracts with an investment allocation restriction). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of the Portfolio Stabilizer funds before fee waivers and/or expense reimbursements. Examples for RAVA 5 Advantage contracts with applications signed on or after April 30, 2018, assume that you select optional MAV 5 Death Benefit, Benefit Protector and SecureSource Core Plus or SecureSource 4 Plus rider. Examples for RAVA 5 Select contracts assume that you select the optional MAV Death Benefit, Benefit Protector and SecureSource 4 Plus rider(1),(3). Living benefit riders are not available under RAVA 5 Access and examples for RAVA 5 Access assume you select the optional Enhanced Legacy benefit rider. Please note, some of the optional benefits used in the examples may not have been available when you purchased your contract. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,315	$2,468	$3,593	$6,645	$595	$1,836	$3,140	$6,645
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,241	2,422	3,573	6,756	611	1,881	3,211	6,756
RAVA 5 Select	1,192	2,359	3,397	7,057	652	1,998	3,397	7,057
RAVA 5 Access	501	1,502	2,503	4,950	501	1,502	2,503	4,950
Maximum Expenses (for contracts with no investment allocation restriction). These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you select the optional MAV Death Benefit and Benefit Protector rider(1),(3). Although your actual costs may be higher, based on these assumptions your costs would be:
	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$1,203	$2,080	$2,868	$4,849	$481	$1,446	$2,414	$4,849
RAVA 5 Advantage
With a seven-year surrender charge schedule	1,127	2,030	2,845	4,957	496	1,490	2,484	4,957
RAVA 5 Select	1,062	1,923	2,600	5,133	522	1,563	2,600	5,133
RAVA 5 Access	537	1,607	2,669	5,237	537	1,607	2,669	5,237
Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds before fee waivers and/or expense reimbursements. They assume that you have the Standard Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher, based on these assumptions your costs would be:

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	If you surrender your contract at the end of the applicable time period:				If you do not surrender your contract or if you select an annuity payout plan at the end of the applicable time period:
	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
RAVA 5 Advantage
With a ten-year surrender charge schedule	$916	$1,219	$1,395	$1,923	$169	$522	$ 895	$1,923
RAVA 5 Advantage
With a seven-year surrender charge schedule	837	1,164	1,374	2,068	185	569	974	2,068
RAVA 5 Select	768	1,041	1,106	2,307	210	647	1,106	2,307
RAVA 5 Access	226	694	1,184	2,448	226	694	1,184	2,448
(1)	In these examples, the contract administrative charge is $50.
(2)	In these examples, the contract administrative charge is $30.
(3)	Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. YOU SHOULD NOT CONSIDER THESE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES WILL BE HIGHER OR LOWER THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE CONTRACT VALUE TO ANY OTHER AVAILABLE SUBACCOUNTS.

18    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Condensed Financial Information
You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combination for each contract in Appendix G.
Financial Statements
You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.
The Variable Account and the Funds
The variable account: The variable account was established under Minnesota law on Aug. 23, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life.
The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.
The IRS has issued guidance on investor control but may issue additional guidance in the future. We reserve the right to modify the contract or any investments made under the terms of the contract so that the investor control rules do not apply to treat the contract owner as the owner of the subaccount assets rather than the owner of an annuity contract. If the contract is not treated as an annuity contract for tax purposes, the owner may be subject to current taxation on any current or accumulated income credited to the contract.
We intend to comply with all federal tax laws so that the contract qualifies as an annuity for federal tax purposes. We reserve the right to modify the contract as necessary in order to qualify the contract as an annuity for federal tax purposes.
The Funds: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.
Investment objectives: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds’ prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number listed on the first page of this prospectus.
•	Fund name and management: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.
•	Eligible purchasers: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see “Fund name and management” above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds’ providers do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate fund providers for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds’ prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.
•	Asset allocation programs may impact fund performance: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    19

are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.
•	Funds available under the contract: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see “Substitution of Investments”). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.
•	Money Market fund yield: In low interest rate environments, money market fund yields may decrease to a level where the deduction of fees and charges associated with your contract could result in negative net performance, resulting in a corresponding decrease in your contract value.
•	Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management. We are an affiliate of Ameriprise Financial, Inc., which is the parent company of Columbia Management Investment Advisers, LLC (Columbia Management). Columbia Management acts as investment adviser to several funds of funds, including Portfolio Navigator and Portfolio Stabilizer funds. As such, it retains full discretion over the investment activities and investment decisions of the funds. These funds invest in other registered mutual funds. In providing investment advisory services for the funds and the underlying funds in which those funds respectively invest, Columbia Management is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund.
•	Volatility and Volatility Management Risk with the Portfolio Stabilizer funds. Portfolio Stabilizer funds are managed volatility funds that employ a strategy designed to reduce overall volatility and downside risk. These types of funds are available under the contracts and one or more of these funds may be offered in other variable annuity and variable life insurance products offered by us. These funds may also be used in conjunction with guaranteed living benefit and death benefit riders we offer with various annuity contracts, including the contracts.
Conflicts may arise because the manner in which these funds and their strategies are executed by Columbia Management are expected to benefit us by reducing our financial risk and expense in offering guaranteed living benefit and death benefit riders. Managed volatility funds employ a strategy to reduce overall volatility and downside risk. A successful strategy may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, a successful strategy may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Portfolio Stabilizer funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the funds’ strategies will be successful. When offered with a guaranteed living benefit, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
While Columbia Management is the investment adviser to the Portfolio Navigator and Portfolio Stabilizer funds, it provides no investment advice to you as to whether an allocation to the funds is appropriate for you. You must decide whether an investment in these funds is right for you. Additional information on the funds, including risks and conflicts of interest, is included in their respective prospectuses. Columbia Management advised fund of funds and managed volatility funds and their investment objectives are in Appendix A.

20    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

•	Revenue we receive from the funds and potential conflicts of interest:
Expenses We May Incur on Behalf of the Funds
When a subaccount invests in a fund, the fund holds a single account in the name of the variable account. As such, the variable account is actually the shareholder of the fund. We, through our variable account, aggregate the transactions of numerous contract owners and submit net purchase and redemption requests to the funds on a daily basis. In addition, we track individual contract owner transactions and provide confirmations, periodic statements, and other required mailings. These costs would normally be borne by the fund, but we incur them instead.
Besides incurring these administrative expenses on behalf of the funds, we also incur distributions expenses in selling our contracts. By extension, the distribution expenses we incur benefit the funds we make available due to contract owner elections to allocate purchase payments to the funds through the subaccounts. In addition, the funds generally incur lower distribution expenses when offered through our variable account in contrast to being sold on a retail basis.
A complete list of why we may receive this revenue, as well as sources of revenue, is described in detail below.
Payments the Funds May Make to Us
We or our affiliates may receive from each of the funds, or their affiliates, compensation including but not limited to expense payments. These payments are designed in part to compensate us for the expenses we may incur on behalf of the funds. In addition to these payments, the funds may compensate us for wholesaling activities or to participate in educational or marketing seminars sponsored by the funds.
We or our affiliates may receive revenue derived from the 12b-1 fees charged by the funds. These fees are deducted from the assets of the funds. This revenue and the amount by which it can vary may create conflicts of interest. The amount, type, and manner in which the revenue from these sources is computed vary by fund.
Conflicts of Interest These Payments May Create
When we determined the charges to impose under the contracts, we took into account anticipated payments from the funds. If we had not taken into account these anticipated payments, the charges under the contract would have been higher. Additionally, the amount of payment we receive from a fund or its affiliate may create an incentive for us to include that fund as an investment option and may influence our decision regarding which funds to include in the variable account as subaccount options for contract owners. Funds that offer lower payments or no payments may also have corresponding expense structures that are lower, resulting in decreased overall fees and expenses to shareholders.
We offer funds managed by our affiliates Columbia Management and Columbia Wanger Asset Management, LLC (Columbia Wanger). We have additional financial incentive to offer our affiliated funds because additional assets held by them generally results in added revenue to us and our parent company, Ameriprise Financial, Inc. Additionally, employees of Ameriprise Financial, Inc. and its affiliates, including our employees, may be separately incented to include the affiliated funds in the products, as employee compensation and business unit operating goals at all levels are tied to the success of the company. Currently, revenue received from our affiliated funds comprises the greatest amount and percentage of revenue we derive from payments made by the funds.
The Amount of Payments We Receive from the Funds
We or our affiliates receive revenue which ranges up to 0.65% of the average daily net assets invested in the funds through this and other contracts we and our affiliates issue.
Why revenues are paid to us: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive revenue, including but not limited to expense payments and non-cash compensation, for various purposes:
•	Compensating, training and educating financial advisors who sell the contracts.
•	Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.
•	Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to contract owners, authorized selling firms and financial advisors.
•	Providing sub-transfer agency and shareholder servicing to contract owners.
•	Promoting, including and/or retaining the fund’s investment portfolios as underlying investment options in the contracts.
•	Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.
•	Furnishing personal services to contract owners, including education of contract owners regarding the funds, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).
•	Subaccounting services, transaction processing, recordkeeping and administration.

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•	Sources of revenue received from affiliated funds: The affiliated funds are managed by Columbia Management or Columbia Wanger. The sources of revenue we receive from these affiliated funds, or from the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
•	Sources of revenue received from unaffiliated funds: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds’ affiliates, may include, but are not necessarily limited to, the following:
•	Assets of the fund’s adviser, sub-adviser, transfer agent, distributor or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We receive this revenue in the form of a cash payment.
•	Compensation paid out of 12b-1 fees that are deducted from fund assets.
The Guarantee Period Accounts (GPAs)
The GPAs may not be available for contracts in some states.
Currently, unless you have elected one of the optional living benefit riders, the SecureSource Legacy benefit or the Enhanced Legacy benefit rider, you may allocate purchase payments to one or more of the GPAs with guarantee periods declared by us. These periods of time may vary by state. The required minimum investment in each GPA is $1,000. These accounts are not offered after the annuitization start date.
Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the guarantee period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on money currently in a GPA. The GPA interests under the contracts are registered with the SEC. The SEC staff reviews the disclosures in this prospectus on the GPA interests.
The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion (future rates).
These rates generally will be based on various factors related to future investment earnings. Interest rates offered may vary by state, but will not be lower than state law allows. We cannot predict nor can we guarantee what future rates will be.
We hold amounts you allocate to the GPAs in a “nonunitized” separate account. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company’s general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.
We intend to construct and manage the investment portfolio relating to the separate account in such a way as to minimize the impact of fluctuations in interest rates. We achieve this by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is similar to the price duration of the corresponding portfolio of liabilities.
We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable guarantee periods. These instruments include, but are not necessarily limited to, the following:
•	Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

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•	Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies — Standard & Poor’s, Moody’s Investors Service or Fitch — or are rated in the two highest grades by the National Association of Insurance Commissioners;
•	Debt instruments that are unrated, but which are deemed by RiverSource Life to have an investment quality within the four highest grades;
•	Other debt instruments which are unrated or rated below investment grade, limited to 15% of assets at the time of purchase; and
•	Real estate mortgages, limited to 30% of portfolio assets at the time of acquisition.
In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.
While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Minnesota and other state insurance laws.
Market Value Adjustment (MVA)
We will not apply an MVA to contract value you transfer or surrender out of the GPAs during the 30-day period ending on the last day of the guarantee period. During this 30 day window you may choose to start a new guarantee period of the same length, transfer the contract value from the specified GPA to a GPA of another length, transfer the contract value from the specified GPA to any of the subaccounts or the regular fixed account, or surrender the value from the specified GPA (all subject to applicable surrender and transfer provisions). If we do not receive any instructions by the end of your guarantee period, we will automatically transfer the contract value from the specified GPA into the shortest GPA term offered in your state. If no GPAs are offered, we will transfer the value to the regular fixed account, if available. If the regular fixed account is not available, we will transfer the value to the money market or cash management variable subaccount we designate.
We guarantee the contract value allocated to the GPAs, including interest credited, if you do not make any transfers or surrenders from the GPAs prior to 30 days before the end of the guarantee period (30-day rule). At all other times, and unless one of the exceptions to the 30-day rule described below applies, we will apply an MVA if you surrender or transfer contract value from a GPA or you elect an annuity payout plan while you have contract value invested in a GPA. We will refer to these transactions as “early surrenders.” The application of an MVA may result in either a gain or loss of principal.
The 30-day rule does not apply and no MVA will apply to:
•	amounts surrendered under contract provisions that waive surrender charges for Hospital or Nursing Home Confinement and Terminal Illness Diagnosis; and
•	amounts deducted for fees and charges.
Amounts we pay as death claims will not be reduced by any MVA.
When you request an early surrender, we adjust the early surrender amount by an MVA formula. The early surrender amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.
The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the surrender, the time remaining in your guarantee period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the guarantee period remaining on your GPA. This is summarized in the following table:
If your GPA rate is:	The MVA is:
Less than the new GPA rate + 0.10%	Negative
Equal to the new GPA rate + 0.10%	Zero
Greater than the new GPA rate + 0.10%	Positive
For an example, see Appendix B.

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The General Account
The general account includes all assets owned by RiverSource Life, other than those in the variable account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your contract including any death or living benefits offered under the contract. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of annuities and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account is supported by our general account that we make available under the contract.
The Fixed Account
Amounts allocated to the fixed account are part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time at our discretion. Interest rates credited in excess of the guaranteed rate generally will be based on various factors related to future investment earnings. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life.
We have not registered interests in the fixed account as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. We believe these options are exempt from registration under the federal securities laws because the underlying values do not vary according to the performance of a separate account and satisfy state standard non-forfeiture laws. Accordingly, we have a reasonable basis for concluding that the fixed account provides sufficient guarantees of principal and interest through the company’s general account to qualify under Section 3(a)(8) of the Securities Act of 1933.
The fixed account has not been registered with the SEC. Disclosures regarding the fixed account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
The Regular Fixed Account
For RAVA 5 Advantage and RAVA 5 Select, unless you have elected a living benefit rider , the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider, you also may allocate purchase payments or transfer contract value to the regular fixed account For RAVA 5 Access contracts, the regular fixed account is not available. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account. (See “Making the Most of Your Contract — Transfer policies”.)
The Special DCA Fixed Account
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.
You may allocate your entire purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.
In accordance with your investment instructions, we transfer amounts from the Special DCA fixed account to the subaccounts so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The amount of each transfer equals the remaining Special DCA fixed account value on the date of the transfer divided by the number of remaining transfers in the program. You may not change the amount of transfers. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account or any GPA as a destination for the Special DCA monthly transfer.
The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and

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compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:
•	for the Special DCA fixed account and the regular fixed account; and
•	for the Special DCA fixed accounts with terms of differing length.
Alternatively, you may allocate your purchase payment to any combination of the following which equals one hundred percent of the amount you invest:
•	the Special DCA fixed account for a six month term;
•	the Special DCA fixed account for a twelve month term;
•	the Portfolio Stabilizer funds for the Enhanced Legacy benefit rider, the SecureSource Legacy benefit rider, one of the SecureSource series riders and APB riders;
•	unless you have elected one of the optional living benefit riders, the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider, to the regular fixed account, if available, the GPAs and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account and the GPAs.
Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.
You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account: 1) to the Portfolio Stabilizer funds, if a living benefit rider, the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider is elected, 2) either in accordance with your investment instructions to us or to the regular fixed account, if available and if no living benefit rider, the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider is elected. Transfers are subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see “Transfer policies”).
Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see “Making the Most of your Contract — Automated Dollar-Cost Averaging.”
Buying Your Contract
You can complete an application and send it along with your initial purchase payment to our Service Center.
Effective Sept. 18, 2017, RAVA 5 Select contracts are no longer available for purchase. RAVA 5 Access contracts will be available for purchase with our prior approval, on a limited basis for certain transactions including, but not limited to TSA contracts or to accommodate 1035 exchanges of non-qualified contracts.
Each contract has different mortality and expense risk fees. RAVA 5 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 5 Select has a four-year surrender charge schedule and lower mortality and expense risk fees then RAVA 5 Access. RAVA 5 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. After the 10th contract anniversary, the mortality and expense risk fees will be the same for the three contracts. RAVA 5 Advantage and RAVA 5 Select include the option to purchase living benefit riders; effective Nov.16, 2015, living benefit riders are not available under RAVA 5 Access. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.
When you apply, you may select (if available in your state):
•	GPAs, the regular fixed account(1), subaccounts and/or the Special DCA fixed account in which you want to invest;
•	how you want to make purchase payments;
•	a beneficiary;
•	under RAVA 5 Advantage, the length of the surrender charge period (seven or ten years);

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•	one of the following optional death benefit riders:
–	ROPP Death Benefit (available if you are age 80 or older);
–	MAV Death Benefit; or
–	5-Year MAV Death Benefit.
•	one of the following additional optional death benefit riders:
–	Benefit Protector Death Benefit; or
–	Enhanced Legacy Benefit(2); or
–	SecureSource Legacy Benefit(3).
•	for RAVA 5 Advantage, one of the following optional living benefit riders:
–	SecureSource Core(3);
–	SecureSource Core Plus(3);
–	SecureSource 4(4);
–	SecureSource 4 Plus(4); or
–	Accumulation Protector Benefit.
(1)	For RAVA 5 Access contracts, the regular fixed account is not available.
(2)	Available for contract applications signed on or after Oct. 5, 2015.
(3)	Available for contract applications signed on or after April 30, 2018.
(4)	Available for contract applications signed on or after May 4, 2015.
We restrict investment options if you select a SecureSource series rider, APB rider, the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider and you are required to allocate your purchase payments and contract value to the Portfolio Stabilizer funds, as described in the “Investment Allocation Restrictions for Certain Benefit Riders” section in this prospectus.
The contracts provide for allocation of purchase payments to the subaccounts of the variable account, to the GPAs, to the regular fixed account (if available) and/or to the Special DCA fixed account subject to the $1,000 required minimum investment for the GPAs. We currently allow you to allocate the total amount of purchase payment to the regular fixed account for RAVA 5 Advantage and RAVA 5 Select. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with notification, subject to state restrictions. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our Service Center. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.
We will credit additional eligible purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our Service Center before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our Service Center at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.
You may make regular payments to your contract under a scheduled payment plan. You must make an initial purchase payment of $1,000, $2,000 or $10,000 depending on the product and tax qualification (see “Buying Your Contract — Purchase Payments”). Once the required initial purchase payment amount has been met, you can begin the scheduled payment plan by sending a completed form to the Service Center. Certain qualified plan applications allow the establishment of a scheduled payment plan without meeting the required initial purchase payment amount. Contact your financial advisor for details. There is no charge for the scheduled payment plan. You can stop your scheduled payment plan payments at any time.
Householding and delivery of certain documents
With your prior consent, RiverSource Life and its affiliates may use and combine information concerning accounts owned by members of the same household and provide a single paper or electronic copy of certain documents to that household. This householding of documents may include prospectuses, supplements, annual reports, semiannual reports and proxies. Your authorization remains in effect unless we are notified otherwise. If you wish to continue receiving multiple copies of these documents, you can opt out of householding by calling us at 1.866.273.7429. Multiple mailings will resume within 30 days after we receive your opt out request.

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Purchase Payments
Purchase payment amounts and purchase payment timing may vary by state and be limited under the terms of the contract. If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start. For contracts with a SecureSource series rider, if we do not receive your initial purchase payment within 90 days from the application signed date, we reserve the right to consider your contract void from the start.
Minimum initial purchase payments*
RAVA 5 Advantage
Qualified annuities	$1,000
Nonqualified annuities	$2,000
RAVA 5 Select
Qualified annuities	$2,000
Nonqualified annuities	$10,000
RAVA 5 Access
Qualified annuities	$2,000
Nonqualified annuities	$10,000
Minimum additional purchase payments*
$50
Maximum total purchase payments** (without our approval) based on the contract year and your age on the effective date of the payment:
RAVA 5 Advantage
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For each contract year thereafter if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
RAVA 5 Access and RAVA 5 Select
For the first contract year and total:
through age 85	$1,000,000
for ages 86 to 90	$100,000
age 91 or older	$0
For the second through fifth contract year if maximum purchase payment not already received:
through age 85	$100,000
for ages 86 to 90	$50,000
age 91 or older	$0
For each contract year thereafter***:
through age 85	$0
for ages 86 to 90	$0
age 91 or older	$0
*	If a group billing arrangement is set up through your employer, the minimum initial and minimum additional purchase payment is $25.

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**	These limits apply in total to all RiverSource Life annuities you own unless a higher amount applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code’s limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.
***	Additional purchase payments are not allowed after the fifth contract year unless this is a tax qualified contract, in which case we allow additional purchase payments in any contract year up to the maximum permissible annual contribution described by the Code that was in effect on the contract date.
Additional purchase payment restrictions for contracts with the SecureSource series rider
The rider prohibits additional purchase payments if:
(1)	you decline any increase to the annual rider fee, or
(2)	the Annual Lifetime Payment (ALP) is established and your contract value on an anniversary is less than four times the Benefit Base multiplied by the Minimum Lifetime Payment Percentage for your current age band.
Additional purchase payment restrictions for contracts with the Accumulation Protector Benefit rider
Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the Waiting Period except for the first 180 days (1) immediately following the effective date and (2) following the last contract anniversary for each elective step up.
Subject to state restrictions, we reserve the right to change these purchase payment limitations, including making further restrictions, upon written notice.
For contracts with the SecureSource Legacy benefit rider, subject to state restrictions, we reserve the right to limit purchase payments.
How to Make Purchase Payments
1 1 By letter
Send your check along with your name and contract number to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
2 2 By scheduled payment plan
We can help you set up a bank authorization.
Limitations on Use of Contracts
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner’s access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.
The Annuitization Start Date
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized (converted to a stream of monthly payments). If your contract is annuitized, the contract goes into payout and only the annuity payout provisions continue. You will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.
The annuitization start date must be:
•	no earlier than the 30th day after the contract’s effective date; and no later than
•	the owner’s 95th birthday or the tenth contract anniversary, if later,
•	or such other date as agreed to by us.
Six months prior to your annuitization start date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract to a date beyond age 95, to the extent allowed by applicable state law and tax laws.

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If you do not make an election, annuity payouts using the contract’s default option of annuity payout Plan B — Life Income with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, we will continue to make payments until 10 years of payments have been made.
Generally, if you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your annuitization start date, your contract will not be automatically annuitized (subject to state requirements). However, if you choose, you can elect to request annuitization or take partial surrenders to meet your required minimum distributions.
Please see “SecureSource Core/SecureSource Core Plus/SecureSource 4/SecureSource 4 Plus/SecureSource 3 — Other Provisions” section regarding options under this rider at the annuitization start date.
Beneficiary
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary we will pay each beneficiary’s designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary’s completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See “Benefits in Case of Death” for more about beneficiaries.)
If you select one of the SecureSource series riders — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
Charges
Contract Administrative Charge
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the GPAs, the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50.
We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. We reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.
If you take a full surrender of your contract, we will deduct the charge at the time of surrender regardless of the contract value. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit (other than when deducted from the Full Surrender Value component of the death benefit).
Mortality and Expense Risk Fee
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. These fees cover the mortality and expense risk that we assume. These fees do not apply to the GPAs or the fixed account. We cannot increase these fees.
The mortality and expense risk fee you pay is based on the product you choose, the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.
RAVA 5 Advantage with ten-year surrender charge schedule	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Advantage with seven-year surrender charge
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.10%
ROPP Death Benefit(1)	1.45
MAV Death Benefit	1.35
5-year MAV Death Benefit	1.20

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%

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After the 10th contract anniversary	Mortality and expense risk fee
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Select
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.35%
ROPP Death Benefit(1)	1.70
MAV Death Benefit	1.60
5-year MAV Death Benefit	1.45

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05

RAVA 5 Access
Through the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	1.50%
ROPP Death Benefit(1)	1.85
MAV Death Benefit	1.75
5-year MAV Death Benefit	1.60

After the 10th contract anniversary	Mortality and expense risk fee
Standard Death Benefit	0.95%
ROPP Death Benefit(1)	1.30
MAV Death Benefit	1.20
5-year MAV Death Benefit	1.05
(1)	Only available for purchase as an optional rider for ages 80 or older on the rider effective date.
Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.
Expense risk arises because we cannot increase the contract administrative charge more than $20 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.
The subaccounts pay us the mortality and expense risk fee they accrued as follows:
•	first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
•	then, if necessary, the funds redeem shares to cover any remaining fees payable.
We may use any profits we realize from the subaccounts’ payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 5 Advantage or RAVA 5 Select, discussed in the following paragraphs, will cover sales and distribution expenses.
Surrender Charge
If you surrender all or part of your contract before the annuitization start date, we may deduct a surrender charge. For RAVA 5 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your

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application for the contract. For RAVA 5 Select, a surrender charge applies if you surrender all or part of your contract value in the first four contract years. There is no surrender charge for RAVA 5 Access. The surrender charge percentages that apply to you are shown in your contract.
If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.
You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA). The FA varies depending on whether your contract includes the SecureSource series rider.
Contract without SecureSource series rider
The FA is the greater of:
•	10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or
•	current contract earnings.
During the first contract year, the FA is the greater of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or
•	current contract earnings.
Contract with SecureSource series rider
The FA is the greatest of:
•	10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
During the first contract year, the FA is the greatest of:
•	10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;
•	current contract earnings; or
•	the Remaining Annual Lifetime Payment.
Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.
Surrender charge under RAVA 5 Advantage:
A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:
1.	First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis.
2.	Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.
3.	Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see “Expense Summary”), and then adding the total surrender charges.
Surrender charge under RAVA 5 Select:
A surrender charge will apply if you surrender some or all of your contract value during the first four contract years. The surrender charge amount is determined by multiplying purchase payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage.

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1.	First we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA.
2.	Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first four contract years.
The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.
Surrender charge under RAVA 5 Access:
There is no surrender charge if you surrender all or part of your contract.
Partial surrenders:
For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge and any positive or negative market value adjustment, will equal the amount you request.
For an example, see Appendix C.
Fixed payouts: Surrender charge under annuity payout plans allowing surrenders of the present value of remaining guaranteed payouts: If you elect an annuity payout plan and the plan we make available provides a liquidity feature permitting you to surrender any portion of the underlying value of remaining guaranteed payouts, a surrender charge may apply.
A surrender charge will be assessed against the present value of any remaining guaranteed payouts surrendered. The discount rate we use in determining present values varies based on: (1) the contract value originally applied to the fixed annuitization; (2) the remaining years of guaranteed payouts; (3) the annual effective interest rate and the periodic payment amount for new immediate annuities of the same duration as the remaining years of guaranteed payouts; and (4) the interest spread (currently 1.50%). If we do not currently offer immediate annuities, we will use rates and values applicable to new annuitizations to determine the discount rate.
Once the discount rate is applied and we have determined the present value of the remaining guaranteed payouts you are surrendering, the present value determined will be multiplied by the surrender charge percentage in the table below and deducted from the present value to determine the net present value you will receive.
Number of Completed Years Since Annuitization	Surrender charge percentage
0	Not applicable*
1	5%
2	4
3	3
4	2
5	1
6 and thereafter	0
*We do not permit surrenders in the first year after annuitization.
We will provide a quoted present value (which includes the deduction of any surrender charge). You must then formally elect, in a form acceptable to us, to receive this value. The remaining guaranteed payouts following surrender will be reduced, possibly to zero.
Waiver of surrender charges
We do not assess surrender charges for:
•	surrenders each year that represent the total free amount for that year;
•	required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution;
•	amounts applied to an annuity payment plan (Exception: As described below, if we agree to allow you to elect annuity payments under a term certain installment plan and you choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.);
•	surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). Waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;
•	amounts we refund to you during the free look period; and

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•	death benefits.
Contingent events
•	Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.
•	Surrenders you make if you are diagnosed in the second or later contract years with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.
Other information on charges: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 ½ (fee waived in case of death or disability).
Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.
Optional Living Benefit Charges
SecureSource Core Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource Core – Single Life rider, 1.15%
•	SecureSource Core – Joint Life rider, 1.25%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Core rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource Core — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource Core — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.

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(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently set to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource Core Plus Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource Core Plus – Single Life rider, 1.50%
•	SecureSource Core Plus – Joint Life rider, 1.65%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB of $20 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. We prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource Core Plus rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource Core Plus — Single Life rider fee will not exceed a maximum of 2.75%. The SecureSource Core Plus — Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently set to zero,
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)	any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.

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2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 4 Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 4 – Single Life rider, 1.25%
•	SecureSource 4 – Joint Life rider, 1.35%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB. The maximum BB is $20 million for applications signed on or after April 30, 2018, and $10 million for applications signed prior to April 30, 2018. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. Subject to state regulations, we prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 4 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 4 — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 4 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero, and
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.

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SecureSource 4 Plus Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 4 Plus – Single Life rider, 1.50%
•	SecureSource 4 Plus – Joint Life rider, 1.65%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added or Base Doubler is applied) or the anniversary contract value, unless the contract value is greater than the maximum BB. The maximum BB is $20 million for applications signed on or after April 30, 2018, and $10 million for applications signed prior to April 30, 2018. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.
We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge. Subject to state regulations, we prorate this charge among variable accounts and subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account value.
Once you elect the SecureSource 4 Plus rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 4 Plus — Single Life rider fee will not exceed a maximum of 2.75%. The SecureSource 4 Plus — Joint Life rider fee will not exceed a maximum of 2.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.75%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero,
(iv)	any increase to the Lifetime Payment Percentage due to changing age bands on subsequent birthdays and rider anniversaries, and
(v)	any future Base Doubler adjustment and the Base Doubler will be permanently set to zero.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
SecureSource 3 Rider Charge
(Not available for contract applications signed on or after May 4, 2015)
We deduct an annual charge for this optional feature only if you select it. The current annual rider fees are as follows:
•	SecureSource 3 – Single Life rider, 1.20%
•	SecureSource 3 – Joint Life rider, 1.30%
The charge is calculated by multiplying the annual rider fee by the greater of the benefit base (BB) (after any applicable Annual Credit is added) or the anniversary contract value, unless the contract value is greater than the maximum BB of $10 million. In that case, the charge will be calculated by multiplying the annual rider fee by the maximum BB.

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We deduct the charge from your contract value on your contract anniversary. Remember, since the charge is taken on a contract anniversary all purchase payments received during the preceding calendar year will increase your charge. This is especially important to consider when you make purchase payments near your contract anniversary because the payment amount increases your contract value and will result in an increased rider anniversary charge.
Once you elect the SecureSource 3 rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge, adjusted for the number of calendar days coverage was in place since we last deducted the charge.
We reserve the right to vary the rider fee for each approved investment option. The SecureSource 3 — Single Life rider fee will not exceed a maximum of 2.25%. The SecureSource 3 — Joint Life rider fee will not exceed a maximum of 2.25%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.25%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.
(A)	You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:
(i)	all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,
(ii)	any ability to make additional purchase payments,
(iii)	any future Annual Credits, and the credit base (CB) will be permanently reset to zero, and
(iv)	any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries.
(B)	You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase.
If the rider fee changes during a contract year, we will calculate an average annual rider fee, for that contract year only, that reflects the various different fees that were in effect for each investment option that contract year, adjusted for the number of days each fee was in effect and the percentage of contract value allocated to each investment option.
The fee does not apply after the annuitization start date or if the rider is terminated.
Accumulation Protector Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. For contract applications signed on or after May 1, 2016, the current initial annual rider fee is 1.30%*. The charge is calculated by multiplying the annual rider fee by the greater of your contract value or the Minimum Contract Accumulation Value (as defined in the “Optional Living Benefits — Accumulation Protector Benefit Rider” section) on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion as your interest in each bears to your total contract value. We will modify this prorated approach to comply with state regulations where necessary.
We reserve the right to vary the rider fee for each approved investment option, but it will not exceed the maximum fee of 2.00%.
The following describes how your annual rider fee may change:
1.	We may change the annual rider fee for any approved investment options at our discretion and on a nondiscriminatory basis up to a maximum fee of 2.00%. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if you are invested in any investment option that has an increase and if we receive your written request to terminate the rider prior to the date of the fee increase. However, in order to be eligible for termination you must be invested in that investment option on the eligibility date we specify in the written notice.
2.	We may also change the annual rider fee(s) if you exercise the elective step-up option or elective spousal continuation step up. You do not have the option to terminate the rider if the fee increases due to an elective step-up.
If multiple rider fees are in effect during a contract year, we will calculate an average annual rider fee, based on the number of days each fee was in effect and the percentage of contract value allocated to each investment option.

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Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted through the end of the Waiting Period.
If your contract or rider is terminated for any reason including payment of the death benefit, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year.
The fee does not apply after the Benefit Date or after the annuitization start date.
*	For contract applications signed prior to May 1, 2016, the following fees apply:

For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – April 30, 2016	2.00%	1.00%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fees for elective step up or elective spousal continuation step up are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to Oct. 18, 2014	2.00%	1.30%
Oct, 18, 2014 – June 30, 2016	2.00%	1.00%
July 1, 2016 and later	2.00%	1.30%
Optional Death Benefit Charges
Benefit Protector Rider Charge
We deduct a charge for this optional feature only if you select it. If selected, we deduct an annual fee of 0.25% of your contract value on your contract anniversary. We prorate this charge among all accounts and subaccounts in the same proportion your interest in each account bears to your total contract value. We will modify this prorated approach to comply with state regulations when necessary.
If the contract or rider is terminated for any reason except your election to terminate the rider during the 30 day window after certain anniversaries, we will deduct the charge from the contract value adjusted for the number of calendar days coverage was in place during the contract year.
We cannot increase this annual fee after the rider effective date.
Enhanced Legacy Benefit Rider Charge
We deduct an annual charge from your contract value on your contract anniversary for this optional feature only if you select it. The current annual rider fee is 0.95%. We prorate this charge among the variable subaccounts, but not the fixed account, in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
Prior to age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value (after any increase is added), MAV or the contract value. On or following age 86, the charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the ROPP value, ADB value or MAV.
Currently the Enhanced Legacy benefit rider fee does not vary with the investment option selected; however, we reserve the right to vary the rider fee for each investment option. The Enhanced Legacy benefit rider fee will not exceed a maximum of 1.75%.
The following describes how your annual rider fee may increase:
1.	We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.
2.	The annual rider fee associated with a specified investment option may change at our discretion. If you are invested in any investment option that has an increase in the associated annual rider fee, your annual rider fee will increase. If you change your investment allocation to an investment option not affected by a fee increase, this move will count against the number of transfers allowed. We do not currently limit the number of transfers allowed each contract year.

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If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for the preceding contract year only that reflects the various different fees that were in effect for each investment option in that year, adjusted for the number of calendar days each fee was in effect and the percentage of contract value allocated to each investment option.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
SecureSource Legacy Benefit Rider Charge
We deduct an annual charge for this optional feature only if you select it. The current annual rider fee is 0.15%.
We prorate this charge among the variable subaccounts, but not the fixed account, in the same proportion your interest in each account bears to your total variable account contract value on your contract anniversary.
The charge is calculated on your contract anniversary by multiplying the annual rider fee by the greater of the SecureSource Legacy benefit amount or the contract value.
The SecureSource Legacy benefit rider fee will not exceed a maximum of 0.25%.
We may increase the annual rider fee for all approved investment options at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance. The new fee will be in effect on the date we declare in the written notice. You can terminate this rider if we receive your written request prior to the date of the fee increase.
If your rider fee changes during the contract year, on the next contract anniversary we will calculate an average rider fee for that contract year only, adjusted for the number of calendar days each fee was in effect.
If your contract or rider is terminated for any reason, the rider charge will be deducted, adjusted for the number of days coverage was in place during the contract year, and further charges for this rider will terminate.
The fee does not apply after the annuitization start date.
Fund Fees and Expenses
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds.
Premium Taxes
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full surrender from your contract.
Valuing Your Investment
We value your accounts as follows:
GPA
We value the amounts you allocate to the GPA directly in dollars. The GPA value equals:
•	the sum of your purchase payments and transfer amounts allocated to the GPA;
•	plus interest credited;
•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus the prorated portion of the charge for the Benefit Protector Death Benefit, if selected.
The Fixed Account
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:
•	the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account (including any positive or negative MVA on amounts transferred from the GPAs);
•	plus interest credited;

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•	minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;
•	minus any prorated portion of the contract administrative charge; and
•	minus any prorated portion of the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit;
–	SecureSource series rider; or
–	Accumulation Protector Benefit rider.
Subaccounts
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).
The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:
Number of units: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.
Accumulation unit value: the current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.
We determine the net investment factor by:
•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
•	dividing that sum by the previous adjusted net asset value per share; and
•	subtracting the percentage factor representing the mortality and expense risk fee from the result.
Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.
Factors that affect subaccount accumulation units: accumulation units may change in two ways — in number and in value.
The number of accumulation units you own may fluctuate due to:
•	additional purchase payments you allocate to the subaccounts;
•	transfers into or out of the subaccounts (including any positive or negative MVA on amounts transferred from the GPAs);
•	partial surrenders;
•	surrender charges;
and a deduction of a prorated portion of:
•	the contract administrative charge; and
•	the charge for any of the following optional benefits you have selected:
–	Benefit Protector Death Benefit;
–	Enhanced Legacy benefit rider;
–	SecureSource Legacy benefit rider;
–	SecureSource series rider; or
–	Accumulation Protector Benefit rider.
Accumulation unit values will fluctuate due to:
•	changes in fund net asset value;
•	fund dividends distributed to the subaccounts;
•	fund capital gains or losses;
•	fund operating expenses; and/or
•	mortality and expense risk fees.

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Making the Most of Your Contract
Automated Dollar-Cost Averaging
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals).
For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. You may not set up automated transfers to or from the GPAs or set up an automated transfer to the regular fixed account. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic payments under a scheduled payment plan.
There is no charge for dollar-cost averaging.
This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.
How dollar-cost averaging works
By investing an equal number of dollars each month		Month	Amount invested	Accumulation unit value	Number of units purchased
		Jan	$100	$20	5.00
		Feb	100	18	5.56
you automatically buy more units when the per unit market price is low		Mar	100	17	5.88
	→	Apr	100	15	6.67
		May	100	16	6.25
		June	100	18	5.56
		July	100	17	5.88
and fewer units when the per unit market price is high.		Aug	100	19	5.26
	→	Sept	100	21	4.76
		Oct	100	20	5.00
You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.
Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.
Asset Rebalancing
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.
You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.
The Income GuideSM Program
Income Guide is an optional service we currently offer without charge. It does not change or otherwise modify any of the other benefits, features, charges, or terms and conditions associated with your annuity contract. The purpose of the program is to provide reporting and monitoring of withdrawals you take from your annuity. The reporting and monitoring is designed to provide you information that may assist you in considering whether to adapt your withdrawals over time.
For the purpose of Income Guide program, the term “systematic withdrawals” is the same as “automated systematic surrenders”.

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The assumptions we used in the program are not customized or individualized to your circumstances. Program participants and their unique individual circumstances will vary from the program assumptions, creating differing results. The simulations we used in connection with the program do not include any contract or underlying fund charge assumptions other than a mortality and expense risk charge of 1.0%. Your contract value may be depleted prior to the end of the program. If you follow the program and make downward adjustments to your withdrawals to remain in the “On Track” status, the amount of your withdrawal can significantly decline over time.
Income Guide is a withdrawal monitoring service. The program establishes what we call a “Prudent Income Amount” which is based on your contract value, age, and the other program assumptions described below. We calculate the Prudent Income Amount daily using the following factors:
(1)	the age of the participant, (the age of the younger participant under the Joint Option);
(2)	the contract value;
(3)	Prudent Income Percentages.
The current Prudent Income Amount is determined by multiplying the current contract value by the current Prudent Income Percentage. The Prudent Income Amount is a hypothetical withdrawal amount with a minimum 90% probability that if taken and no withdrawal adjustments are made, withdrawals at that amount would not deplete the contract value prior to age 95 (age 100 for joint), or 8 years if longer. Please refer to the Prudent Income Amount section below for details on the assumptions we used to create the Prudent Income Percentages and the operation of the Prudent Income Amount.
Income Guide compares the annual total of the monthly systematic withdrawals you have elected to the current Prudent Income Amount we have calculated to determine your current status in the program. The current status provides you information on the current sustainability of your rate of withdrawal by comparing it to the Prudent Income Amount.
The program allows you to elect to have withdrawal income monitored based on one person (the “Single Option”) or two persons (the “Joint Option”). We refer to each person covered under Income Guide as a participant. Income Guide is most effective when you use it in consultation with your financial advisor.
Income Guide is not a guaranteed income option and it is not backed by our general account. If you need income guaranteed for life or another specified period of time, you should not rely on using Income Guide. For guaranteed income options, consider a guaranteed lifetime withdrawal benefit such as our SecureSource series rider, annuitization options, or other annuity contracts that provide guaranteed lifetime income riders or benefits.
Any withdrawals you make from your contract may result in surrender charges, taxes and tax penalties. In addition, withdrawals may result in a proportional reduction to the standard death benefit and any optional death benefit you have elected.
As part of the Income Guide program, we provide you with information regarding your withdrawal amount, but we do not determine whether to make adjustments to your withdrawal amount or investment allocation.  You need to decide what changes or adjustments may be right for you, or whether to seek the assistance of a financial advisor in making any decisions, based on the information provided and your given needs and circumstances.
Program Availability
Income Guide is only available if the servicing broker-dealer on your contract is Ameriprise Financial Services, Inc. (“AFSI”) which is our affiliate and we only currently offer variable annuity contracts through AFSI. We may modify or end the availability of Income Guide at any time in our sole discretion. We will notify you 30 days in advance of any changes to Income Guide or if we end the program. Advance notice will not be given for any changes we decide to make to the Prudent Income Percentages.
Income Guide is not available if your contract has a SecureSource series or Accumulation Protector Benefit riders.
In addition, in order to enroll in Income Guide, the following eligibility requirements must be met.
(1)	One of the Income Guide participants must be an owner or annuitant under the contract.
(2)	Your contract cannot be a beneficially owned IRA.
(3)	You cannot be withdrawing substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(4)	If you have a systematic withdrawal program established, you may not elect to set your withdrawal amount net of surrender charges or market value adjustment and the frequency of withdrawal must be set at monthly. You cannot have more than one systematic withdrawal program established at the same time.
(5)	Your contract cannot have any active or deemed loans on it.
(6)	Your contract must have an Ameriprise advisor registered with AFSI assigned as the agent of record on your contract.

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(7)	All participants covered by the program must be at least age 50 and no older than age 85.
These eligibility requirements apply to any post-enrollment changes you may elect to make, such as changing or adding participants.
Advance notice will not be given for the events listed below that automatically terminate Income Guide.
(1)	You modify your systematic withdrawal program to a frequency other than monthly or you have more than one systematic withdrawal program in effect.
(2)	You take a loan on the contract.
(3)	On any contract anniversary where the participant (for joint, youngest participant) attained the maximum age of 95 in the preceding contract year.
(4)	The death benefit under the contract becomes payable.
(5)	You elect a systematic withdrawal program to take substantially equal periodic payments as defined in the Internal Revenue Code. These payments are calculated in part using your life expectancy and place limits on the ability to increase withdrawals beyond a certain amount without incurring tax consequences.
(6)	AFSI is no longer the servicing broker-dealer on your contract.
(7)	Your contract terminates for any reason, including full surrender, the contract value reaches zero, or when you annuitize your entire contract (this does not apply to partial annuitizations which are permitted while you participate in Income Guide).
In the event of a change in ownership, systematic withdrawals are suspended, but you would continue to be enrolled in the Income Guide.
Enrolling in the Income Guide Program
You may elect to enroll in the Income Guide program at any time as long as we continue to offer it and you meet the eligibility requirements of participation. At the time of your enrollment, you will be required to complete an Income Guide Enrollment Form or verbally acknowledge your understanding of the program if we permit enrollment via telephone. In connection with enrollment, you will be asked whether you want the Single Option or Joint Option. You also will be required to provide the birthdate and sex of each participant covered under Income Guide. We use the age provided at enrollment to calculate the Prudent Income Amount.
If you are funding your contract through multiple sources that would involve making more than one initial purchase payment, you should consider waiting to enroll in Income Guide until your contract is fully funded. A large purchase payment not taken into account will result in a lower initial Prudent Income Amount being calculated. If your systematic withdrawal amount is based on all intended payments, then the amount you are withdrawing will be higher than the Prudent Income Amount that is calculated before we receive all intended purchase payments which may affect your Income Guide status.
After enrolling, we will permit you to modify the selected option (Single Option or Joint Option) or to change the participants. Any changes are subject to the conditions stated in the Program Availability section above.
Withdrawal Monitoring and Reporting
Income Guide is designed to assist you and your financial advisor in managing the withdrawal of money out of your annuity contract to provide income. To aid in managing your withdrawals, we currently provide periodic reports to you and your financial advisor. This includes a detailed annual report we provide on each contract anniversary and a brief summary on the consolidated statements you receive either monthly or quarterly from AFSI. These reports include an Income Guide status based on the Prudent Income Amount calculated on the date we produce the report. The reporting and the status are designed to provide you information regarding the current sustainability of your current withdrawal amount by comparing it to the current Prudent Income Amount. We provide no other reporting, so you should review your consolidated statement and annual report to see if your status under the program has changed. You also can review your current daily status by logging into your account on amperiprise.com. We reserve the right to modify the reporting we provide under the program at any time and in our sole discretion.
The table below summarizes the definitions of each status under the program.
Income Guide Status Definitions
Attention Needed	Caution	On Track	More Available
Prudent Income Amount is more than 20% below your current annual withdrawal amount	Prudent Income Amount is from 10.1% to 20% below your current annual withdrawal amount	Prudent Income Amount is from 10% below up to 24.9% above your current annual withdrawal amount	Prudent Income Amount is more than 25% or more above your current annual withdrawal amount

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We use descriptive terminology to describe each status. When you are in the On Track status we may refer to your withdrawal rate as “currently sustainable.” When you are in the Caution status, we refer to your withdrawal rate as “near a point where it may not be sustainable.” When you are in the Attention Needed status, we refer to your withdrawal rate as “may not be sustainable.” Finally, if your current withdrawal amount places you in the “More Available” status, we refer to you as having “more options available” because the Prudent Income Amount is at least 25% higher than your current withdrawal amount. These statuses, including the accompanying explanations, are merely descriptive and do not represent a specific level of actual sustainability or probability of your contract value not being depleted. Please note if you are in the “More Available” status and you utilize contract value for other purposes it may create adverse consequences in the future, including increasing the possibility and extent of future status changes and the possibility of running out of money prior to the end of the program.
The following Income Guide statuses are used in our periodic reporting.
Income Guide Status	What the Status Means
Attention Needed	Based on your contract value, it is projected that your withdrawal amount may not be sustainable.
Caution	Based on your contract value, it is projected that your withdrawal amount is near a point where it may not be sustainable.
On Track	Based on your contract value, it is projected that your withdrawal amount is currently sustainable. Please note that the minimum 90% probability assumed in the program only applies to the Prudent Income Amount and not to the “On Track” status which includes a range above and below the current Prudent Income Amount.
More Available	Based on your contract value and withdrawal amount, it is projected there are more options available.
These statuses are not designed to be, nor should they be construed as, investment advice. They are based on a comparison of your current annual withdrawal amount versus the current Prudent Income Amount. They also can aid you in tracking how close your current rate of withdrawal is to the Prudent Income Amount. In the end, your unique financial situation and the advice of your financial advisor should be utilized in assessing your Income Guide status and your utilization of the program as a whole. Please note, the longer you are in the Attention Needed status without adjusting withdrawals the greater the likelihood that you will deplete your contract value.
If you enroll in Income Guide without electing a systematic withdrawal, then no status will be reported, but you will be provided the Prudent Income Amount.
If you completely suspend your withdrawals, we will also no longer report a status. This, however, does not mean that subsequently restarting withdrawals will result in a sustainable rate of withdrawal. When you restart your withdrawals, a current Prudent Income Amount will be compared to your current withdrawal amount to determine a current status. Also, remember that a change in ownership will automatically suspend systematic withdrawals.
Income Guide does not take into account your unique financial situation, including how you allocate your contract value to available investment options and the allocation of your contract value to equities or bonds. Your investment returns, including the deduction of any fund fees and expenses, will differ from program assumptions. In addition, the fees and charges we assumed in calculating values under the program will differ from the actual fees and charges on your contract. This is due in part to the fact that we did not assume certain charges, including the contract administrative charge and optional benefit charges.
The methods, assumptions and simulations we used to develop the Prudent Income Percentages may not be appropriate or correct for a given contract owner. Individual results can vary widely and will impact the frequency of status changes and how often you may want to make adjustments to your withdrawals. You must decide whether to modify withdrawals or take any other action with respect to your contract based on the status we report, and whether to consult with your financial advisor.
The Prudent Income Amount
We use your current age, contract value, and Prudent Income Percentage to calculate your current Prudent Income Amount. We may modify these factors used to calculate your Prudent Income Amount at any time and in our sole discretion. We, RiverSource Life Insurance Company, solely determined what assumptions to use in deriving the Prudent Income Amount
Since the Prudent Income Amount is calculated daily and fluctuates based on age and current contract value, the program does not guarantee or result in a steady stream of income or provide any type of guaranteed cash value or guaranteed benefit.

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The Prudent Income Percentages are derived from a series of random simulations based on the following assumptions:
•	an investment allocation of 50% in equities and 50% in bonds;
•	average annual returns, after the deduction of all fund fees and expenses, of 9.0% on the equity allocation and 4.0% on the bond allocation that grades upward to 6.0% over a ten year period;
•	average portfolio volatility of 9.0%;
•	a 1.0% average annual mortality and expense risk fee being assessed; and
•	taking level withdrawals each month.
The average annual return assumptions of 9.0% for the equity allocation and the 4.0% - 6.0% for the bond allocation are net return assumptions. This means these return assumptions would be after the deduction of all underlying fund fees and expenses. Contract charges other than the 1.0% mortality and expense risk fee, if they apply to you, were not included in the assumptions. This includes the contract administrative charge, surrender charges, and charges associated with optional benefits available under the contract. The “Charges” section of the prospectus provides additional details on the amount and applicability of these charges.
Since these assumptions are not customized to you, your circumstances will differ and the minimum 90% probability of withdrawals lasting for the duration of the program without the need to make any adjustments to the amount of withdrawals may be higher or lower than the probability used in developing the Prudent Income Percentages.
Your results under the program will vary. In general, if you have lower returns, higher volatility, higher fees, or you make additional withdrawals, then the probability of your withdrawal amount being sustainable will be lower than assumed under the program. In contrast, if you have higher returns, lower volatility, lower fees, or make additional purchase payments, then the probability of your withdrawal amount being sustainable will generally be higher than assumed under the program. In addition, if you experience long-term periods where your contract value is continually declining due to deviations from the assumptions mentioned above, you will need to repeatedly decrease the amount of your withdrawal to stay in the “On Track” status. Also, while unlikely, your contract value may be depleted before age 95 even if you follow the program.
It is important to remember that only the age of the participant and the contract value are specific to your contract. All of the factors used in determining the Prudent Income Percentages are general and not individualized or otherwise customized to you, your contract allocation, or any other circumstances specific to you.
The following factors related to your contract experience will impact your Income Guide status and the probability of withdrawals (without adjusting under the program) lasting for the duration of the program:
(1)	the fees, average annual total returns and volatility of the underlying funds you have elected;
(2)	the specific fees of your contract;
(3)	additional purchase payments to the contract;
(4)	withdrawals in addition to the monthly systematic withdrawal;
(5)	partial annuitizations; or
(6)	your actual life expectancy or retirement horizon.
The assumptions were utilized to run a series of random simulations. These simulations were used to establish the Prudent Income Percentages which are based on a level amount of income (without adjusting under the program) that provides a minimum 90% or greater probability of contract value lasting to age 95 (age 100 for joint), or for 8 years, whichever is longer. As with any simulation, your actual experience will be different and our methodology could have an error.
The Prudent Income Percentages change over time based on age. The table below shows the current Prudent Income Percentages utilized. In the case of the Joint Option, the youngest participant’s age is used to determine the Prudent Income Percentages.
Prudent Income Percentages
Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
50	3.0%	2.5%	66	4.6%	4.1%	81	6.3%	5.8%
51	3.1%	2.6%	67	4.7%	4.2%	82	6.6%	6.1%
52	3.2%	2.7%	68	4.8%	4.3%	83	6.9%	6.4%
53	3.3%	2.8%	69	4.9%	4.4%	84	7.2%	6.7%
54	3.4%	2.9%	70	5.0%	4.5%	85	7.5%	7.0%
55	3.5%	3.0%	71	5.1%	4.6%	86	8.0%	7.5%
56	3.6%	3.1%	72	5.2%	4.7%	87	8.5%	8.0%

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Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option	Participant Age	Single Option	Joint Option
57	3.7%	3.2%	73	5.3%	4.8%	88	9.0%	8.5%
58	3.8%	3.3%	74	5.4%	4.9%	89	9.5%	9.0%
59	3.9%	3.4%	75	5.5%	5.0%	90	10.0%	9.5%
60	4.0%	3.5%	76	5.6%	5.1%	91	10.5%	10.0%
61	4.1%	3.6%	77	5.7%	5.2%	92	11.0%	10.5%
62	4.2%	3.7%	78	5.8%	5.3%	93	11.5%	11.0%
63	4.3%	3.8%	79	5.9%	5.4%	94	12.0%	11.5%
64	4.4%	3.9%	80	6.0%	5.5%	95	12.5%	12.0%
65	4.5%	4.0%
The Prudent Income Percentage is multiplied by the contract value to determine the current Prudent Income Amount. The Prudent Income Amount will change over time due to changes in the contract value and the age of the participants covered under the program.
Although the Prudent Income Percentage increases with age, the Prudent Income Amount may not increase over time because a decreasing contract value can more than offset any increase in the Prudent Income Percentage. An increase in the Prudent Income Percentage does not protect against inflation.
Refer to “Example of a Prudent Income Amount Calculation” below to see how the Prudent Income Percentage is used to create a Prudent Income Amount.
By increasing with age, the Prudent Income Percentages result in less contract value being required to be in the “On Track” status. As a result, the Prudent Income Amount is not designed to preserve the level of your contract value. Following the monitoring program, however, including making adjustments to your rate of withdrawal over the life of the program, will increase the likelihood that your contract value will not be exhausted prior to the end of the program.
The assumptions used in determining values under Income Guide including investment and performance, are not tied in any way to your allocation of contract value and its performance. Your actual contract results can vary significantly from the performance we assumed in calculating the Prudent Income Amount.
The Prudent Income Amount is not a guarantee of present or future income and is not intended, nor should it be construed as, any form of investment advice.
If your contract is funding an employer sponsored plan such as a retirement plan established under Section 403(b) or 401(a) of the Code, your ability to begin a systematic withdrawal or to change one may be subject to plan sponsor approval. To determine whether there are any plan based restrictions on Income Guide, contact your plan sponsor.
Example of a Prudent Income Amount Calculation
Below is an example of how Income Guide calculates the Prudent Income Amount and assigns the status of the sustainability of your withdrawals.
At the time of enrollment, assume the following:
(1)	you have elected the Single Option;
(2)	you are age 65;
(3)	your monthly systematic withdrawal amount is $350.00 ($4,200.00 annually); and
(4)	your contract value is $100,000.00.
Using these assumptions when you enroll, to calculate the Prudent Income Amount, the contract value is multiplied by the Prudent Income Percentage, which is 4.5%.
$100,000.00 x 4.5% = $4,500.00
In this case, the Prudent Income Amount is about 7.1% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume six months after enrollment, you are still age 65 and your contract value is now $95,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.
$95,000.00 x 4.5% = $4,275.00
In this case, the Prudent Income Amount is about 1.8% above your annual withdrawal amount. This results in being assigned a status of “On Track.”
Let’s assume one year after enrollment, you are now age 66 and your contract value is now $82,000. When you multiply the current contract value by the Prudent Income Percentage you get the following Prudent Income Amount.

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$82,000.00 x 4.6% = $3,772.00
In this case, the Prudent Income Amount is about 10.2% below your annual withdrawal amount. This results in being assigned a status of “Caution.”
Potential Benefits of the Income Guide Program
Income Guide can aid you in creating a non-guaranteed stream of income through systematic withdrawals from your contract. This can be beneficial if your need for income is flexible and does not require the guarantees associated with either a guaranteed minimum withdrawal benefit rider or exercising your option to annuitize. Withdrawals in connection with Income Guide may be subject to surrender charges, taxes and tax penalties. In contrast, payments under a guaranteed minimum withdrawal benefit rider or annuitization are not subject to surrender charges. In addition, if you use Income Guide and you have a non-qualified contract you are not receiving any potential benefits of the exclusion ratio associated with annuitization. The exclusion ratio allows you to spread the cost basis of your contract value over time, generally resulting in payments being partially income tax-free while the exclusion ratio is in effect. In contrast, Income Guide systematically withdraws contract value and for non-qualified contracts this results in taxable earnings being considered to be withdrawn first. A financial advisor can help you understand each of the income options available to you.
In cases where your Income Guide status becomes “More Available” there may be opportunities to increase your withdrawal rate, lock-in guaranteed income through partial annuitization, or use a portion of your contract value for other purposes. In consultation with your financial advisor, you can determine whether one or more of these options are right for you. Please keep in mind increases in the amount you withdraw may be subject to additional surrender charges, taxes and tax penalties. In addition, withdrawals will reduce your contract value and will proportionally reduce your standard death benefit and any optional death benefit you have elected. Increases in withdrawals can also have adverse future consequences, including increasing the possibility of future status changes and the possibility of running out of money prior to the end of the program.
Potential Risks of the Income Guide Program
Income Guide, including the Prudent Income Amount, is not a guarantee of income. If your annuity contract value is depleted your contract and any benefits associated with it, including Income Guide, will end without value.
In instances where your contract enters the “Attention Needed” status, even if you take steps to address the status such as lowering withdrawals from your contract, it is possible depending on continued performance of your contract that you could re-enter or remain in the status for an extended period of time. If you do not adjust your withdrawals when you are in the “Attention Needed” status, it could substantially increase the likelihood your contact value will be depleted, especially if you remain in this status for an extended period of time without making any adjustments.
Income Guide does not provide any additional waiver of any applicable surrender charge. This means in cases where your contract is subject to a surrender charge, any amounts withdrawn in excess of the free amount will be assessed a surrender charge, including any instance where you are withdrawing at a level equal to the Prudent Income Amount. For additional information on surrender charges, refer to the “Surrender Charge” subsection of the “Charges” section of this prospectus.
If your contract is issued on a qualified basis, you are subject to certain required minimum distribution rules for federal tax purposes. These rules may require you to take withdrawals out of your annuity that exceed the Prudent Income Amount. If this occurs, taking the required withdrawals may increase the likelihood that you will deplete your annuity contract over time.
If your relationship with your advisor ends, you will no longer receive assistance using the Income Guide service. If your contract continues to be serviced by AFSI, but you have ended your relationship with the financial advisor with whom you set up Income Guide, Income Guide will continue, and you should request AFSI assign you another advisor to assist you with maximizing the effectiveness of Income Guide. We cannot guarantee that AFSI will assign you an advisor that will assist you with Income Guide.
If you rely on Income Guide for managing your income needs and the service terminates, either because we choose to no longer offer it or a circumstance arises where automatic termination occurs, you may be in a position where you cannot find a means to manage or monitor your income going forward. Remember, in any instance where AFSI is no longer the servicing broker-dealer of record for your contract, Income Guide will automatically terminate.
Transferring Among Accounts
The transfer rights discussed in this section do not apply if you have selected one of the optional living benefit riders, the Enhanced Legacy benefit rider or SecureSource Legacy benefit rider, unless noted otherwise. For transfer rights involving investment options under optional living benefit riders, the Enhanced Legacy benefit rider or SecureSource Legacy benefit rider, please see “Investment Allocation Restrictions for Certain Benefit Riders” section.

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You may transfer contract value from any one subaccount, GPAs, the regular fixed account and the Special DCA fixed account, to another subaccount before the annuitization start date. For RAVA 5 Advantage and RAVA 5 Select contracts, certain restrictions apply to transfers involving the GPAs and the regular fixed account.You may not transfer contract value to the Special DCA fixed account. You may not transfer contract value from the Special DCA fixed account except as part of automated monthly transfers.
The date your request to transfer will be processed depends on when and how we receive it:
For transfer requests received in writing:
•	If we receive your transfer request at our Service Center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
For transfer requests received by phone:
•	If we receive your transfer request at our Service Center in good order before the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.
•	If we receive your transfer request at our Service Center in good order at or after the close of the NYSE, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.
There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of the GPAs will be subject to an MVA if done more than 30 days before the end of the guarantee period, unless an exception applies.
We may suspend or modify transfer privileges at any time, subject to state regulatory requirements.
For information on transfers after annuity payouts begin, see “Transfer policies” below.
Transfer policies
For RAVA 5 Advantage and RAVA 5 Select
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts or the GPAs, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount or GPA to the regular fixed account for six months following that transfer, partial surrender or termination.
•	You may transfer contract values from the regular fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the regular fixed account are not subject to an MVA. Currently, you may transfer the entire contract value to the regular fixed account. Subject to state restrictions, we reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with notification. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. Because of this limitation, it may take you several years to transfer all your contract value from the regular fixed account. You should carefully consider whether the regular fixed account meets your investment criteria before you invest. Subject to state restrictions, we reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with notification.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts, the GPAs or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts, or for the SecureSource series riders, APB rider, Enhanced Legacy benefit rider or SecureSource Legacy benefit rider, to the selected Portfolio Stabilizer fund(s). (See “Special DCA Fixed Account.”)
•	After the annuitization start date, you may not make transfers to or from the GPAs or the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
(1)	All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

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For RAVA 5 Access
•	Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs at any time.
•	You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the guarantee period will receive an MVA, which may result in a gain or loss of contract value, unless an exception applies (see “The Guarantee Period Accounts (GPAs) — Market Value Adjustment (MVA)”).
•	You may not transfer contract values from the subaccounts or the GPAs into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or if you have a living benefit rider or Enhanced Legacy benefit rider, to the Portfolio Stabilizer funds. (See “Special DCA Fixed Account.”) After the annuitization start date, you may not make transfers to or from the GPAs, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your GPAs and Special DCA fixed account.
Market Timing
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.
We seek to prevent market timing. Market timing is frequent or short-term trading activity. We do not accommodate short-term trading activities. Do not buy a contract if you wish to use short-term trading strategies to manage your investment. The market timing policies and procedures described below apply to transfers among the subaccounts within the contract. The underlying funds in which the subaccounts invest have their own market timing policies and procedures. The market timing policies of the underlying funds may be more restrictive than the market timing policies and procedures we apply to transfers among the subaccounts of the contract, and may include redemption fees. We reserve the right to modify our market timing policies and procedures at any time without prior notice to you.
Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:
•	diluting the value of an investment in an underlying fund in which a subaccount invests;
•	increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and
•	preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund’s investment objectives.
Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.
In order to help protect you and the underlying funds from the potentially harmful effects of market timing activity, we apply the following market timing policy to discourage frequent transfers of contract value among the subaccounts of the variable account:
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.
If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:
•	requiring transfer requests to be submitted only by first-class U.S. mail;
•	not accepting hand-delivered transfer requests or requests made by overnight mail;
•	not accepting telephone or electronic transfer requests;
•	requiring a minimum time period between each transfer;

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•	not accepting transfer requests of an agent acting under power of attorney;
•	limiting the dollar amount that you may transfer at any one time;
•	suspending the transfer privilege; or
•	modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.
Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.
We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.
In addition to the market timing policy described above, which applies to transfers among the subaccounts within your contract, you should carefully review the market timing policies and procedures of the underlying funds. The market timing policies and procedures of the underlying funds may be materially different than those we impose on transfers among the subaccounts within your contract and may include mandatory redemption fees as well as other measures to discourage frequent transfers. As an intermediary for the underlying funds, we are required to assist them in applying their market timing policies and procedures to transactions involving the purchase and exchange of fund shares. This assistance may include but not be limited to providing the underlying fund upon request with your Social Security Number, Taxpayer Identification Number or other United States government-issued identifier and the details of your contract transactions involving the underlying fund. An underlying fund, in its sole discretion, may instruct us at any time to prohibit you from making further transfers of contract value to or from the underlying fund, and we must follow this instruction. We reserve the right to administer and collect on behalf of an underlying fund any redemption fee imposed by an underlying fund. Market timing policies and procedures adopted by underlying funds may affect your investment in the contract in several ways, including but not limited to:
•	Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.
•	Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund’s market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund’s market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.
•	Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund’s returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.
•	Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund’s market timing policies, we cannot guarantee that other intermediaries purchasing that same fund’s shares will do so, and the returns of that fund could be adversely affected as a result.
For more information about the market timing policies and procedures of an underlying fund, the risks that market timing pose to that fund, and to determine whether an underlying fund has adopted a redemption fee, see that fund’s prospectus.

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How to Request a Transfer or Surrender
1 1 By letter
Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:
RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
Minimum amount
Transfers or surrenders:	$250 or entire account balance**

Maximum amount
Transfers or surrenders:	Contract value or entire account balance
*	Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.
**	The contract value after a partial surrender must be at least $500.

2 2 By automated transfers and automated partial surrenders
Your financial advisor can help you set up automated transfers among your subaccounts, GPAs or regular fixed account (if available) or automated partial surrenders from the GPAs, regular fixed account(if available), Special DCA fixed account or the subaccounts.
You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
•	Automated transfers from the regular fixed account are limited to 30% of the regular fixed account value at the beginning of the contract year or $10,000, whichever is greater.
•	Automated surrenders may be restricted by applicable law under some contracts.
•	You may not make additional systematic payments if automated partial surrenders are in effect.
•	If you have the Enhanced Legacy benefit rider, SecureSource Legacy benefit rider, a SecureSource series rider or APB rider, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account (see "Special DCA Fixed Account" and "Investment Allocation Restrictions for Certain Benefit Riders").
•	Automated partial surrenders may result in income taxes and penalties on all or part of the amount surrendered.
•	The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.
•	If you have a SecureSource series rider, you may set up automated partial surrenders up to the lifetime benefit amount available for withdrawal under the rider.

Minimum amount
Transfers or surrenders:	$50

Maximum amount
Transfers or surrenders:	None (except for automated transfers from the regular fixed account)

3 3 By telephone
Call:
1-800-862-7919
Minimum amount
Transfers or surrenders:	$250 or entire account balance

Maximum amount
Transfers:	Contract value or entire account balance
Surrenders:	$100,000

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We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.
We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.
Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.
Surrenders
You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us.
The date your surrender request will be processed depends on when and how we receive it:
For surrender requests received in writing:
•	If we receive your surrender request at our Service Center in good order before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
For surrender requests received by phone:
•	If we receive your surrender request at our Service Center in good order before the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request.
•	If we receive your surrender request at our Service Center in good order at or after the close of the NYSE, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request.
We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges, or any applicable optional rider charges (see “Charges”) and federal income taxes and penalties. State and local income taxes may also apply. (see “Taxes”) You cannot make surrenders after the annuitization start date except under a term certain installment plan that provides monthly annuity payments for a period of years if such plans are allowed by us.
Any partial surrender you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected a SecureSource series rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see “Optional Benefits — Optional Living Benefits”). Any partial surrender request that exceeds the amount allowed under the SecureSource series riders will impact the guarantees provided and will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.
In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see “Taxes — Qualified Annuities — Required Minimum Distributions”).
Surrender Policies
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender money from all your subaccounts, GPAs, the Special DCA fixed account and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise. If your contract includes the Accumulation Protector Benefit rider you do not have the option to request from which account to surrender. The minimum contract value after partial surrender is $500.
Receiving Payment
1 1 By regular or express mail
•	payable to you;
•	mailed to address of record.

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NOTE: We will charge you a fee if you request express mail delivery.
2 2 By wire or other form of electronic payment
•	request that payment be wired to your bank;
•	pre-authorization required.
We may choose to permit you to have checks issued and delivered to an alternate payee or to an address other than your address of record. We may also choose to allow you to direct wires or other electronic payments to accounts owned by a third-party. We may have additional good order requirements that must be met prior to processing requests to make any payments to a party other than the owner or to an address other than the address of record. These requirements will be designed to ensure owner instructions are genuine and to prevent fraud.
Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:
–	the NYSE is closed, except for normal holiday and weekend closings;
–	trading on the NYSE is restricted, according to SEC rules;
–	an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or
–	the SEC permits us to delay payment for the protection of security holders.
We may also postpone payment of the amount attributable to a purchase payment as part of the total surrender amount until cleared from the originating financial institution.
A Special Note on Cybersecurity Risks
Cybersecurity and Systems Integrity
Increasingly, businesses are dependent on the continuity, security, and effective operation of various technology systems. The nature of our business depends on the continued effective operation of our systems and those of our business partners.
This dependence makes us susceptible to operational and information security risks from cyber-attacks. These risks may include the following:
•	the corruption or destruction of data;
•	theft, misuse or dissemination of data to the public, including your information we hold; and
•	denial of service attacks on our website or other forms of attacks on our systems and the software and hardware we use to run them.
These attacks and their consequences can negatively impact your contract, your privacy, your ability to conduct transactions on your contract, or your ability to receive timely service from us. There can be no assurance that we, the underlying funds in your contract, or our other business partners will avoid losses affecting your contract due to any successful cyber-attacks or information security breaches.
TSA — Special Provisions
Participants in Tax-Sheltered Annuities
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.
In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.
The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

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The Code imposes certain restrictions on your right to receive early distributions from a TSA:
•	Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
–	you are at least age 59½;
–	you are disabled as defined in the Code;
–	you severed employment with the employer who purchased the contract;
–	the distribution is because of your death;
–	the distribution is due to plan termination; or
–	you are a qualifying military reservist.
•	If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
•	Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see “Taxes”).
•	The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.
•	If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have a SecureSource series rider, APB rider, Enhanced Legacy benefit rider, SecureSource Legacy benefit rider or Benefit Protector Death Benefit rider.
Changing the Annuitant
If you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.
Changing Ownership
You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our Service Center. We will honor any change of ownership request received in good order that we believe is authentic, and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.
If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See “Taxes.”)
If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.
Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Our current administrative process requires only the new owner to meet the age limitations. We can stop this administrative process at any time.
The death benefit may change due to a change of ownership.
•	If you have the Enhanced Legacy benefit rider, joint ownership and joint annuitants are not allowed while this rider is in force. For contracts issued in all states except California, if any owner is age 75 or younger immediately following the ownership change, the rider will continue and the benefit amount may be reset. An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider. For contracts issued in California, the benefits provided under the rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision. An ownership change will not terminate the rider or reset the benefit amount.

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•	If you have the SecureSource Legacy benefit rider and a SecureSource series – Single Life rider, an ownership change that would result in a different covered person will terminate both riders, subject to state restrictions. For contracts issued in California, the benefits provided under the SecureSource Legacy rider are only payable at the annuitant's death. You may not change the annuitant while this rider is in force. An ownership change will not terminate the rider.
•	If you have the SecureSource Legacy benefit rider and a SecureSource series – Joint Life rider, an ownership change to someone other than covered spouse, will terminate both riders, subject to state restrictions. For contracts issued in California, the benefits provided under the SecureSource Legacy benefit rider are only payable at the annuitant's death. You may not change the annuitant while this rider is in force unless a covered spouse becomes the owner and annuitant under the spousal continuation provision. An ownership change will not terminate the rider.
•	If you have the Benefit Protector rider, if any owner is older than age 75 immediately following the ownership change, the rider will terminate upon change of ownership. If all owners are younger than age 76, the rider continues unless the owner chooses to terminate it during the 30-day window following the effective date of the ownership change. The Benefit Protector death benefit values may be reset (see “Optional Death Benefits — Benefit Protector Death Benefit Rider”).
•	If you elected the ROPP Death Benefit and if any owner is older than age 79 immediately following the ownership change, the ROPP Death Benefit will continue. If all owners are age 79 or younger, the ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
•	If you elected the 5-Year MAV Death Benefit and if any owner is older than age 75 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 75 or younger, the 5-Year MAV Death Benefit will continue.
•	If you elected the MAV Death Benefit and if any owner is older than age 79 immediately following the ownership change, this rider will terminate and the Standard Death Benefit will apply. If all owners are age 79 or younger, the MAV Death Benefit will continue.
•	The ROPP Death Benefit, MAV Death Benefit and 5-Year MAV Death Benefit values may be reset (see “Benefits in the Case of Death”).
•	If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
For a SecureSource series — Single Life rider, an ownership change that would result in a different covered person will terminate the rider, subject to state restrictions. For contracts issued in California, an ownership change will not terminate the rider and will not change the covered person under the rider. Effective May 1, 2016, joint ownership and joint annuitants are not allowed for contracts with SecureSource series — Single Life rider.
For a SecureSource series — Joint Life rider, if the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited; however, the rider will not terminate and the covered spouses under the rider will not change. For Florida residents with SecureSource 3 rider, transfer of the ownership of the annuity contract is allowed only between covered spouses or their revocable trust(s); no other ownership changes are allowed. If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses.
For the Accumulation Protector Benefit rider, subject to state rules, the rider will terminate if there is a change of ownership unless the new owner assumes total ownership of the contract and was an owner before the change. (See “Optional Benefits.”)
Benefits in Case of Death — Standard Death Benefit
We will pay the death benefit to your beneficiary upon your death if you die before the annuitization start date with the contract value greater than zero. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner.
If you are age 79 or younger on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of:
•	the contract value after any rider charges have been deducted;
•	the Return of Purchase Payments (ROPP) value; or
•	the Full Surrender Value.

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If you are age 80 or older on the date we issue the contract or the date of the most recent covered life change, the beneficiary receives the greater of contract value after any rider charges have been deducted or the Full Surrender Value.
Here are some terms that are used to describe the Standard Death Benefit and optional death benefits:
ROPP Value: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.
Adjusted partial surrenders	a × b
c

a	=	the amount your contract value is reduced by the partial surrender.
b	=	the applicable ROPP value, MAV value or 5-year MAV value on the date of (but prior to) the partial surrender.
c	=	the contract value on the date of (but prior to) the partial surrender.
Covered Life Change: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.
Full Surrender Value: is the contract value immediately prior to the surrender (immediately prior to payment of a death claim for death benefits) less:
•	any surrender charge,
•	pro rata rider charges,
•	the contract charge, and
plus:
•	any positive or negative market value adjustment.
For a spouse who continues the contract and is age 79 or younger, we set the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid, but with no reduction for rider charges on riders that remain in force and without regard to the Full Surrender Value.
After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP Death Benefit, we reset the ROPP value on the valuation date we receive your written request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less. If the prior owner was not eligible for the ROPP Death Benefit, but the new owner is eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.
Example of standard death benefit calculation when you are age 79 or younger on the contract effective date:
•	You purchase the contract with a payment of $20,000
•	During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments minus adjusted partial surrenders, calculated as:	$20,000
$1,500 × $20,000 =	–1,667
$18,000
for a standard death benefit of:	$18,333
since this is greater than your contract value of $16,500
If You Die Before the Annuitization Start Date
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract’s value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

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Nonqualified annuities
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.
For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward.If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”).
If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year after your death, or other date as permitted by the IRS; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.
Qualified annuities
•	Spouse beneficiary: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 ½. If you attained age 70 ½ at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.
Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner. For RAVA 5 Advantage, there will be no surrender charges on the contract from that point forward unless additional purchase payments are made. For RAVA 5 Select, there will be no surrender charges on the contract from that point forward. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see “Optional Living Benefits”, “Optional Death Benefits” and “Benefits in the Case of Death — Standard Death Benefit”). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see “Charges — Mortality and Expense Risk Fee”). If your spouse is the sole beneficiary and elects to treat the contract as his/her own as an inherited IRA, the SecureSource series rider will terminate.
If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for his or her share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the spouse beneficiary is the greater of the contract value after any rider charges have been deducted and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.
•	Non-spouse beneficiary: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 ½, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 ½, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:
•	the beneficiary elects in writing, and payouts begin, no later than one year following the year of your death; and
•	the payout period does not extend beyond the beneficiary’s life or life expectancy.

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If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the greater of the contract value and the Full Surrender Value; the mortality and expense risk fee will be the same as is applicable to the Standard Death Benefit.
In the event of your beneficiary’s death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary.
If You Die After the Annuitization Start Date
If you die after the annuitization start date, the amount payable, if any, will depend on the annuity payment plan then in effect.
Death of the owner: If the owner is the annuitant and dies after the annuitization start date, payments cease for lifetime only payment plans. Payments continue to the owner’s beneficiaries for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If the owner is not the annuitant and dies after the annuitization start date, payments continue to the beneficiaries according to the payment plan in effect.
Death of the annuitant or of a beneficiary receiving payments under an annuity payment plan: If the owner is not the annuitant and the annuitant dies after the annuitization start date, payments cease for lifetime payment plans. Payments continue to the owner for the remainder of any guarantee period or for the lifetime of a surviving joint annuitant, if any.
If a beneficiary elects an annuity payment plan as provided under the payment options provision above and dies after payments begin, payments continue to beneficiaries named by the deceased beneficiary as provided under the change of beneficiary provision for the remainder of any guarantee period.
In any event, amounts remaining payable must be paid at least as rapidly as payments were being made at the time of such death.
How we handle contracts under unclaimed property laws
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of one to five years from either 1) the contract’s maturity date (the latest day on which income payments may begin under the contract) or 2) the date the death benefit is due and payable. If a contract matures or we determine a death benefit is payable, we will use our best efforts to locate you or designated beneficiaries. If we are unable to locate you or a beneficiary, proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown in our books and records, or to our state of domicile. Generally, this surrender of property to the state is commonly referred to as “escheatment”. To avoid escheatment, and ensure an effective process for your beneficiaries, it is important that your personal address and beneficiary designations are up to date, including complete names, date of birth, current addresses and phone numbers, and taxpayer identification numbers for each beneficiary. Updates to your address or beneficiary designations should be sent to our Service Center.
Escheatment may also be required by law if a known beneficiary fails to demand or present an instrument or document to claim the death benefit in a timely manner, creating a presumption of abandonment. If your beneficiary steps forward (with the proper documentation) to claim escheated annuity proceeds, the state is obligated to pay any such proceeds it is holding.
For nonqualified annuities, non-spousal death benefits are generally required to be distributed and taxed within five years from the date of death of the owner/annuitant or the unclaimed death benefits will be presumed abandoned and subject to escheatment.
Optional Benefits
The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

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Optional Death Benefits
In addition to the Standard Death Benefit, we also offer the following optional death benefits at contract issue:
•	ROPP Death Benefit;
•	MAV Death Benefit;
•	5-Year MAV Death Benefit;
•	Benefit Protector Death Benefit;
•	Enhanced Legacy Benefit (available for contract applications signed on or after Oct. 5, 2015); and
•	SecureSource Legacy Benefit (available for contract applications signed on or after April 30, 2018).
Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see “Changing Ownership”) or continuation of the contract by the spouse under the spousal continuation provision.
The death benefit determines the mortality and risk expense fee that is assessed against the subaccounts. We will base the benefit paid on the death benefit coverage in effect on the date of your death.
If you are age 80 or older at contract issue, you may select the ROPP death benefit described below at the time you purchase your contract. For contracts with applications signed on or after April 30, 2018, the ROPP Death Benefit will not be available for purchase with the SecureSource series rider. Be sure to discuss with your financial advisor whether or not this death benefit is appropriate for your situation.
Return of Purchase Payments (ROPP) Death Benefit
The ROPP Death Benefit will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:
1.	the contract value after any rider charges have been deducted,
2.	the ROPP Value as described above, or
3.	the Full Surrender Value as described above.
For a spouse who continues the contract and is age 80 or older, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If the spouse who continues the contract is age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for the spouse who continues the contract, if any owner is age 80 or older we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.
If all owners are age 79 or younger, the optional ROPP Death Benefit will terminate and the Standard Death Benefit will apply.
If you are age 75 or younger at contract issue, you may select one of the following optional death benefits: MAV Death Benefit, 5-Year MAV Death Benefit, Benefit Protector Death Benefit or Enhanced Legacy benefit rider. If you select the MAV Death Benefit or 5-Year MAV Death Benefit, you may also select the Benefit Protector Death Benefit. For contracts with applications signed on or after April 30, 2018, the MAV Death Benefit may not be purchased with the SecureSource series rider. If you are between ages 76-79 at contract issue, you may only select the MAV Death Benefit. The death benefits do not provide any additional benefit before the first contract anniversary and may not be appropriate for certain older issue ages because the benefit values may be limited after age 80. Be sure to discuss with your financial advisor whether or not these death benefits are appropriate for your situation.
Maximum Anniversary Value (MAV) Death Benefit
The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the MAV; or
4.	the Full Surrender Value as described above.

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The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 80 or older when the contract is continued, the MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 79 or younger, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the MAV on that date, but prior to the reset.
If any new owner is age 80 or older at the time of the covered life change, the MAV death benefit will terminate and the Standard Death Benefit will apply.
5-Year Maximum Anniversary Value (5-Year MAV) Death Benefit
The 5-year MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	the contract value after any rider charges have been deducted;
2.	the ROPP value as described above;
3.	the 5-year MAV; or
4.	the Full Surrender Value as described above.
The 5-year MAV equals the ROPP value prior to the fifth contract anniversary. Every fifth contract anniversary prior to the earlier of your 81st birthday or your death, we compare the 5-year MAV to the current contract value and we reset the 5-Year MAV to the higher amount. The 5-year MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders as described above in the “Benefits in Case of Death — Standard Death Benefit” section.
For a spouse who is age 75 or younger and continues the contract, we reset the 5-Year MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value). If your spouse is age 76 or older when the contract was continued, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if all owners are age 75 or younger, we reset the 5-Year MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:
(a)	the contract value after any rider charges have been deducted, or
(b)	the 5-Year MAV on that date, but prior to the reset.
If any owner is age 76 or older at the time of the covered life change, the 5-year MAV death benefit will terminate and the Standard Death Benefit will apply.
Benefit Protector Death Benefit
The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see “Charges”). The Benefit Protector provides reduced benefits if you are age 70 or older at the rider effective date. The Benefit Protector does not provide any additional benefit before the first rider anniversary.
If you are age 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. You must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date.
Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking any surrenders including RMDs. Be sure to discuss with your investment professional and tax advisor whether or not the Benefit Protector is appropriate for your situation.

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The Benefit Protector provides that if you die after the first rider anniversary, but before the annuitization start date, and while this contract is in force, we will pay the beneficiary:
•	the applicable death benefit, plus:
•	40% of your earnings at death if you were under age 70 on the rider effective date; or
•	15% of your earnings at death if you were age 70 or older on the rider effective date.
If this rider is effective after the contract date or if there has been a covered life change, remaining purchase payments is established or set as the contract value on the rider effective date or, if later, the date of the most recent covered life change. Thereafter, remaining purchase payments is increased by the amount of each additional purchase payment and adjusted for each partial surrender.
Earnings at death: This is determined by taking the current death benefit applied, and subtracting any purchase payments not previously withdrawn. Partial surrenders reduce earnings before reducing purchase payments in the contract. This determines how much of the applicable death benefit is made up of contract earnings. We set maximum earnings at death of 250% of purchase payments not previously withdrawn that are one or more years old. Earnings at death cannot be less than zero.
Terminating the Benefit Protector
•	You may terminate the rider within 30 days after the first rider anniversary.
•	You may terminate the rider within 30 days after any rider anniversary beginning with the seventh rider anniversary.
•	The rider will terminate when you make a full surrender from the contract or on the annuitization start date.
•	Your spouse may terminate the rider within 30 days following the effective date of the spousal continuation if your spouse is age 75 or younger.
•	You may terminate the rider within 30 days following the effective date of an ownership change if you are age 75 or younger.
•	The rider will terminate for a spousal continuation or ownership change if the spouse or any owner is age 76 or older at the time of the change.
•	The rider will terminate after the death benefit is payable, unless the spouse continues the contract under spousal continuation provision.
•	The rider will terminate when beneficiary elects an alternative payment plan which is an inherited IRA.
If your spouse is the sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner. Your spouse will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract and the age of the spouse at the time of the change will be used to determine the earnings at death percentage going forward. If your spouse does not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid (without regard to the Full Surrender Value) and we will substitute this new contract value on the date of death for “remaining purchase payments” used in calculating earnings at death.
After a covered life change other than a spouse that continues the contract, all owners will be subject to all of the limitations and restrictions of the rider just as if they were purchasing a new contract; and the age of all owners at the time of the change will be used to determine the earnings at death percentage going forward. If any owner does not qualify for the rider on the basis of age, we will terminate the rider. If they do qualify for the rider on the basis of age, we will substitute the contract value on the date of the ownership change for remaining purchase payments used in calculating earnings at death.
For an example, please see Appendix D.
Enhanced Legacy Benefit
The Enhanced Legacy benefit is an optional benefit that you can add to your contract for an additional charge. The Enhanced Legacy benefit may not be purchased with any living benefit rider or with MAV, 5-year MAV, Benefit Protector Death Benefit or SecureSource Legacy benefit riders. Also, loans will not be available if you purchase this optional benefit. This benefit is intended to provide additional guarantees that may increase the death benefit provided in the contract.
If you are age 75 or younger at contract issue, you may choose to add this rider to your contract. The rider will terminate upon assignment or a change in ownership of the contract unless the new assignee or owner meets the qualifications specified in the Assignment and Change of Ownership section below (does not apply to contracts issued in California).
The Enhanced Legacy benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:
1.	contract value after any rider charges have been deducted; or

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2.	the ROPP value as described above; or
3.	the ADB value; or
4.	the MAV.
For contracts issued in California, the following applies:
•	The benefits provided under this rider are only payable at the annuitant’s death and terms “you” or “your” refer to annuitant.
•	If the owner is a natural person, the owner and the annuitant must be the same at issue.
The key terms and provisions of the Enhanced Legacy benefit are:
Covered Life Change: is either the continuation of the contract by a spouse under the spouse's option to continue contract provision or, in all states except California, an ownership change where an owner after the ownership change was not an owner prior to the change.
Adjustments for Partial Surrenders: Adjustments for partial surrenders are calculated for the ROPP value, ADB value and MAV separately for each partial surrender using the following formula:
a × b	where:
c

a	=	the amount the contract value is reduced by the partial surrender
b	=	the applicable ROPP value, ADB value or MAV on the date of (but prior to) the partial surrender
c	=	the contract value on the date of (but prior to) the partial surrender.
ROPP Value, ADB Value and MAV: are the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value, ADB value and MAV. Adjustments for partial surrenders (as calculated above) will be subtracted from the ROPP value, ADB value and MAV. The ROPP value, ADB value and MAV cannot be withdrawn in a lump sum.
On each contract anniversary prior to your date of death the ADB value and MAV will be adjusted as follows:
1.	On the first contract anniversary, we increase the ADB value by 5%, multiplied by the ADB value as of 60 days after the contract date.
2.	On each contract anniversary after the first and prior to you reaching age 81, we increase the ADB value by 5%, multiplied by the prior contract anniversary’s ADB value.
3.	On each contract anniversary prior to you reaching age 86, the MAV will be increased to the contract value (after rider charges are deducted) if greater.
For a spouse who is age 75 or younger and continues the contract, the Enhanced Legacy benefit will continue and the ROPP value, ADB value and MAV are reset to the contract value on the date of continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If your spouse is age 76 or older when the contract is continued, the Enhanced Legacy benefit will terminate and the Standard Death Benefit will apply.
After a covered life change other than for a spouse who continues the contract, if the owner is age 75 or younger, the Enhanced Legacy benefit will continue and the ROPP value, ADB value and MAV are reset on the valuation date we receive your written request for the covered life change to the lesser of the contract value on that date after any rider charges have been deducted, and the applicable ROPP value, ADB value and MAV on that date (but prior to the reset). If the owner is age 76 or older at the time of the covered life change, the Enhanced Legacy benefit will terminate and the Standard Death Benefit will apply.
You should consider whether the Enhanced Legacy benefit rider is appropriate for you because:
•	Investment Allocation Restriction: This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”). This means that you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Optional Riders”). You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. We reserve the right to limit the number of investment option changes per contract year. We also reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”).

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•	Limitation on Purchase payments: We reserve the right to limit the cumulative amount of purchase payments, subject to state restrictions. For current purchase payment restrictions, please see “Buying Your Contract — Purchase Payments”.
Assignment and Change of Ownership
Joint ownership and joint annuitants are not allowed while this rider is in force. In all states, except California, this rider will continue and the benefit amount may be reset if there is an assignment or a change of ownership and the new owner or assignee is age 75 or younger.  An assignment or change of ownership may also be made to a non-natural owner (e.g. an individual ownership changed to an irrevocable trust) or to a revocable trust, with either holding for the sole benefit of the prior owner. Assignments and ownership changes other than these will terminate the rider.
For contracts issued in California, the benefits provided under this rider are only payable at the annuitant’s death. You may not change the annuitant while this rider is in force, unless you are the annuitant and your spouse becomes the owner and annuitant under the spousal continuation provision.
Termination of the Rider
The rider can only be terminated under the following circumstances:
1.	After the death benefit is payable, unless the spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
2.	For contracts issued in California, after the death benefit is payable, if you are not the annuitant, the rider will terminate.
3.	Certain assignment and ownership changes as described in the Assignment and Change of Ownership provision will terminate the rider (does not apply to contracts issued in California).
4.	On the annuitization start date the rider will terminate.
5.	In relation to certain increases to the annual rider fee as described in the Enhanced Legacy Benefit Rider Charge provision, your written request will terminate the rider.
6.	Reduction of the contract value to zero will terminate the rider.
7.	Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death. Upon termination, this rider may not be reinstated.
For an example, please see Appendix D.
SecureSource Legacy Benefit
(Available for contracts with applications signed on or after April 30, 2018)
The SecureSource Legacy benefit is an optional death benefit that you can elect at time of application for an additional charge. The SecureSource Legacy rider is intended to provide additional death benefit guarantees that may increase the death benefit provided under the contract. This rider is available only when purchased in combination with the one of following SecureSource Series riders: SecureSource Core or SecureSource Core Plus or SecureSource 4 or SecureSource 4 Plus riders (Guaranteed Lifetime Withdrawal Benefit (GLWB) riders). Terms used in this rider have the same meaning as in the GLWB riders to which they are attached. If you elect SecureSource Legacy, you may not elect any other death benefit riders available under the contract.
The SecureSource Legacy provides that if you die (for contracts issued in California, if the annuitant dies) before the annuitization start date, and while this contract is in force, we will pay the beneficiary the greater of the SecureSource Legacy benefit amount provided by this rider or the death benefit under the terms of the contract or any other attached riders.
For contracts issued in California, the following applies:
•	The benefits provided under this rider are only payable at the annuitant’s death.
•	If the owner is a natural person, the owner and the annuitant must be the same at issue. The annuitant cannot be changed.
•	If the owner and the annuitant are the same when a death benefit is payable, the death benefit is the greater of the SecureSource Legacy benefit amount or the death benefit payable under the terms of the base contract.
•	If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the death benefit under the terms of the base contract will be payable if the owner dies. The SecureSource Legacy benefit amount will not be included in the death benefit.

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•	If there is an ownership change resulting in a natural owner that is not the same as the annuitant, the SecureSource Legacy benefit amount will be payable if the annuitant dies. The death benefit under the terms of the base contract will not be payable
SecureSource Legacy benefit amount is subject to the maximum amount of $20 million.
Determination of the SecureSource Legacy benefit amount: The SecureSource Legacy benefit amount cannot be withdrawn in a lump sum and it is determined at the following times:
1.	At rider effective date
The SecureSource Legacy benefit amount is set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The SecureSource Legacy benefit amount will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
The SecureSource Legacy benefit amount can be adjusted, but it will not be less than zero.
(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The SecureSource Legacy benefit amount will be reduced by the greater amount of the withdrawal or the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal
(B)	If the ALP is established and the withdrawal is less than or equal to the Remaining Annual Lifetime Payment (RALP), the SecureSource Legacy benefit amount is reduced by the amount of the withdrawal.
(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the SecureSource Legacy benefit amount will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the SecureSource Legacy benefit amount on the date of (but prior to) the withdrawal minus the RALP
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP
4.	At each rider anniversary
The SecureSource Legacy benefit amount will be increased to the contract value (after rider charges are deducted) if the contract value is greater.
Please note that withdrawals you take under the GLWB riders, reduce the SecureSource Legacy benefit amount under this rider. For detailed description of how SecureSource Legacy benefit amount is determined when a withdrawal is taken, see “Determination of the SecureSource Legacy benefit amount – when a withdrawal is taken” above. For detailed description of how withdrawals effect GLWB values, see “Determination of Adjustments of Benefits Values” in the GLWB riders’ description.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the rider terminates.
Joint Life: If a surviving spouse is a covered spouse as defined under the attached GLWB rider and chooses to continue the contract under the spousal continuation provision, the following provisions apply:
•	This rider continues as part of the contract.
•	At the time of spousal continuation, the SecureSource Legacy benefit amount may be increased. On the valuation date spousal continuation is effective, the SecureSource Legacy benefit amount will be increased to the contract value (after any rider fees have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid) if the contract value is greater. The death benefit that would otherwise have been paid will not include the SecureSource Legacy benefit amount.
•	The SecureSource Legacy benefit amount is available for payment at the death of the surviving covered spouse.

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You should consider whether the SecureSource Legacy benefit rider is appropriate for you because:
•	Investment Allocation Restriction: This rider requires 100% allocation of purchase payments and your contract value to approved investment options, which are currently Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion. Any substitution of funds may be subject to the SEC or state insurance departments approval. (See “Substitution of Investments”). This means that you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Optional Riders”). We reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”).
•	Limitation on Transfers: Because this rider requires 100% allocation to approved investment options, transfer privileges granted under the contract are suspended other than: (1) transfers among the available investment options as described in the investment options and limits provision, provided such transfers are not determined to disadvantage other contract owners (See “Making the Most of Your Contract – Transferring Among Accounts – Market Timing”) or (2) transfers as otherwise agreed to by us.
Termination of the Rider
The rider cannot be terminated either by you or us except as follows:
1.	Single Life: After the death benefit is payable, the rider will terminate.
2.	Joint Life: After the death benefit is payable, unless the covered spouse continues the contract as described in the spouse’s option to continue contract provision, the rider will terminate.
3.	On the annuitization start date the rider will terminate.
4.	In relation to certain increases to the annual rider fee as described in the SecureSource Legacy Benefit Rider Charge provision, your written request will terminate the rider.
5.	Reduction of the contract value to zero will terminate the rider.
6.	Termination of the attached guaranteed lifetime withdrawal benefit for any reason will terminate the rider.
7.	Termination of the contract for any reason will terminate the rider.
Upon termination of this rider, any additional death benefit provided by the rider will not be payable upon your death (for contracts issued in California, upon annuitant’s death). Upon termination, this rider may not be reinstated.
For an example, please see Appendix E.
Optional Living Benefits
SecureSource Series Rider Terms
The following key terms are associated with all of the SecureSource Series of riders:
Key Terms
Age Bands: are the age ranges shown in your contract data. For SecureSource 3, SecureSource 4 and SecureSource 4 Plus, each Age Band has two components for your Lifetime Payment Percentages, a Minimum Lifetime Payment Percentage and a potential Income Bonus. The covered person (Joint Life: the younger covered spouse) must be at least age 50 for the Annual Lifetime Payment to be established. After the Annual Lifetime Payment is established, in addition to your age, other factors determine when you move to a higher Age Band.
Annual Credit: an amount that can be added to the Benefit Base on rider anniversaries during a Credit Period, subject to limitations. The Annual Credit is 6% for SecureSource 3, SecureSource 4 and SecureSource Core. The Annual Credit is 7% for SecureSource 4 Plus and SecureSource Core Plus. Investment performance and Excess Withdrawals may reduce or eliminate the benefit of any Annual Credits. Annual Credits increase the lifetime benefit but may result in higher rider charges that may exceed the benefit from the Annual Credits.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year after the covered person (Joint Life: the younger covered spouse) has reached age 50.
Annual Step-Up: an increase in the Benefit Base and/or the Principal Back Guarantee, that is available on each rider anniversary if your contract value increases, subject to certain conditions. If the Benefit Base increases due to an Annual Step-Up, a Credit Period will restart and if you are eligible for a higher Age Band, the Lifetime Payment percentage may increase.
Benefit Base (BB): used to determine the Annual Lifetime Payment and the annual rider charge. The BB is separate from your contract value and cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.

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Credit Base (CB): used to determine the Annual Credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.
Credit Period: starts on the rider effective date and will restart (1) on a rider anniversary whenever there is an increase of the Benefit Base due to an Annual Step-Up or (2) Joint Life only: on the following rider anniversary in the event of a step-up of the Benefit Base under the spousal continuation provision. The Credit Period is 10 years for SecureSource 3. The Credit Period is 12 years for SecureSource Core, SecureSource Core Plus, SecureSource 4 and SecureSource 4 Plus.
Excess Withdrawal: any withdrawal taken before the Annual Lifetime Payment is established, or any withdrawal that is greater than the Remaining Annual Lifetime Payment.
Excess Withdrawal Processing: reduces benefits under the rider if an Excess Withdrawal is processed.
Income Bonus: for SecureSource 3, SecureSource 4 and SecureSource 4 Plus, the Income Bonus may be added to the Minimum Lifetime Payment Percentage as described in the “Lifetime Payment Percentage” provision below. The Income Bonus is not available under SecureSource Core and SecureSource Core Plus riders.
Lifetime Payment Percentage: used to calculate your Annual Lifetime Payment. For SecureSource 3, SecureSource 4 and SecureSource 4 Plus, it includes a Minimum Lifetime Payment Percentage and may include an additional Income Bonus. The percentage used can vary as described in the Lifetime Payment Percentage provision below.
Principal Back Guarantee (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by Annual Step-Ups, as long as there is no Excess Withdrawal.
Remaining Annual Lifetime Payment (RALP): after the Annual Lifetime Payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year. Withdrawals reduce this amount each year.
Withdrawal: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.
Withdrawal Adjustment Base (WAB): for SecureSource 3, SecureSource 4 and SecureSource 4 Plus, one of the components used to determine whether or not the Income Bonus will be included with the Lifetime Payment Percentage. The WAB cannot be withdrawn or annuitized and is not payable as a death benefit.
The following key terms only apply to SecureSource Core Plus and SecureSource 4 Plus:
Base Doubler: is 200% of purchase payments received before the first contract anniversary plus 100% of any premiums received after that. It is used one-time to increase your Benefit Base if you do not take any withdrawals or decline a fee increase before the Base Doubler Date (unless the Benefit Base is already higher due to annual credits and annual step ups). The Base Doubler cannot be withdrawn in a lump sum or annuitized and is not payable as a death benefit.
Base Doubler Date: at issue, it is the later of: (1) the 12th rider anniversary; or (2) the rider anniversary on or following the 70th birthday of the Covered Person (Joint Life:the younger Covered Spouse).
SecureSource Core Rider
(Not available for RAVA 5 Access contracts)
The SecureSource Core rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource Core rider may not be purchased with the optional SecureSource Core Plus rider, SecureSource 4 rider SecureSource 4 Plus rider, Accumulation Protector Benefit rider, ROPP rider, MAV rider or Enhanced Legacy benefit rider. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. If the lifetime benefit is not established and contract value goes to zero due to a withdrawal, the contract and the rider will terminate. (see “Other provisions – Rules for Surrender”). Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource Core rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or

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•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource Core rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if an Annual Step-up occurs on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the lifetime benefit is available.
For important considerations whether a SecureSource Core rider is appropriate for you, see the “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource Core riders available under your contract:
•	SecureSource Core - Single Life
•	SecureSource Core - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders.
The SecureSource Core — Single Life rider covers one person. The SecureSource Core — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core — Single Life rider or the SecureSource Core — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and joint annuitants are not allowed for SecureSource Core – Single Life rider.
The SecureSource Core rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	Your contract application is signed on or after April 30, 2018;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core riders are not available under an inherited qualified annuity.
The SecureSource Core rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource Core rider, see “SecureSource Series Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the annuitant.

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Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If an owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage for each Age Band is listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.00%	2.75%
59-64	4.00%	3.75%
65-74	5.00%	4.75%
75-79	5.50%	5.25%
80+	6.00%	5.75%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the

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first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal” calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the CB or BB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the “adjustment for withdrawal” substituting the PBG for the CB or BB.
(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
•	Single Life: The BB will be increased by the Annual Credit.
•	Joint Life: The BB will be set to the greater of the current BB, or the BB 180 days following the rider effective date increased by the Annual Credit and any additional purchase payments 180 days following the rider effective date.
(B)On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.
•	Single Life: The BB will be increased by the Annual Credit.

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•	Joint Life: The BB will be set to the greater of the current BB, or. the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The CB will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the BB, CB, PBG and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $20,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the lifetime benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B.

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•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by Us will be made up promptly without interest. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
For single and joint life, the beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the covered spouses under the rider will not change even if there is an ownership change.

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Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Core rider. Under the rider’s payout option, the minimum amount payable shown in Plan B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract. For more information about annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource Core rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core riders charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource Core Plus Rider
(Not available for RAVA 5 Access contracts)
The SecureSource Core Plus rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource Core Plus rider may not be purchased with the optional SecureSource Core rider, SecureSource 4 rider, SecureSource 4 Plus rider, Accumulation Protector Benefit rider, ROPP rider, MAV rider or Enhanced Legacy benefit rider. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. If the lifetime benefit is not established and contract value goes to zero due to a withdrawal, the contract and the rider will terminate. (see “Other provisions – Rules for Surrender”). Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see “Base Doubler” below)
The SecureSource Core Plus rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource Core Plus rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.

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The SecureSource Core Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision.
As long as your total withdrawals during the contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied or an Annual Step-up increases the Benefit base on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the lifetime benefit is available.
For important considerations whether a SecureSource Core Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource Core Plus riders available under your contract:
•	SecureSource Core Plus - Single Life
•	SecureSource Core Plus - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” is equal to the term “surrender” in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.
The SecureSource Core Plus — Single Life rider covers one person. The SecureSource Core Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Core Plus — Single Life rider or the SecureSource Core Plus — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date. Joint ownership and join annuitants are not allowed for SecureSource Core Plus – Single Life rider.
The SecureSource Core Plus rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	Your contract application is signed on or after April 30, 2018;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource Core Plus riders are not available under an inherited qualified annuity.
The SecureSource Core Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with the SecureSource Core Plus rider, see “SecureSource Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the contract owner. If an owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the annuitant.

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Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Lifetime Payment Percentage for each Age Band are listed in the table below:
Age Bands	Lifetime Payment Percentage – Single Life	Lifetime Payment Percentage – Joint Life
50-58	3.25%	2.90%
59-64	4.25%	3.90%
65-74	5.25%	4.90%
75-79	5.75%	5.40%
80+	6.25%	5.90%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the

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first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Joint Life: Base Doubler Date: If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a covered spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation.  See the Spouse’s Option to continue contract provision.
In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
Determination of Adjustments of Benefit Values: Your lfetime benefit values are determined at the following times and are subject to a maximum amount of $20 million each:
1.	At rider effective date
The CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The BB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal”, calculated as follows:
a × b	where:
c

a	=	the amount of the withdrawal
b	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the “adjustment for withdrawal”, substituting the PBG for the CB or BB.
(B)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(C)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount calculated as follows:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.

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The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $20 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
•	Single Life: The BB will be increased by the Annual Credit.
•	Joint Life: The BB will be set to the greater of the current BB, or the BB 180 Days following the rider effective date increased by the Annual Credit and any additional purchase payments 180 Days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% annual credit percentage.
•	Single Life: The BB will be increased by the Annual Credit.
•	Joint Life: The BB will be set to the greater of the current BB, or the BB on the prior rider anniversary increased by the Annual Credit and any additional purchase payments since the prior rider anniversary.
The CB will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the annual rider fee, on the Base Doubler Date the BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200% Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the BB, CB, PBG and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $20,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the lifetime benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero.
See Appendix F for additional information.

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Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Core Plus — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Core Plus — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, will be permanently set to zero, and there will be no additional Annual Credits and no Base Doubler is applied. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is determined by incorrect information regarding the Covered Person's birth date, payments will be adjusted. They will be based on what would have been provided using the correct birth date. Any underpayments made by us will be made up promptly without interest. We reserve the right to recover from You or Your estate any amounts overpaid. If there are any future payments under this rider, overpayments made by Us will be subtracted, without interest, and/or as otherwise legally permissible.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: the lifetime benefit will cease even if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.

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For single and joint life, the beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently set to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a nonnatural owner or a revocable trust, either holding for the sole benefit of the prior owner. Joint ownership and joint Annuitants are not allowed while this rider is in force. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the covered spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Core Plus rider. Under the rider’s payout option, the minimum amount payable shown in Plan B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information about annuity payment plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource Core Plus rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate.
•	Single Life: spousal continuation will terminate the rider.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.

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•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource Core Plus rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 4 Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015)
The SecureSource 4 rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 rider may not be purchased with the optional SecureSource Core, SecureSource Core Plus, SecureSource 4 Plus rider, Accumulation Protector Benefit rider or Enhanced Legacy benefit rider. Effective April 30, 2018, SecureSource 4 rider may not be purchased with the optional ROPP Death Benefit and MAV Death Benefit. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. If the lifetime benefit is not established and contract value goes to zero due to a withdrawal, the contract and the rider will terminate. (see “Other provisions – Rules for Surrender”). Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains.
The SecureSource 4 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 4 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The lifetime benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the lifetime benefit amount is fixed for the remainder of that contract year.
As long as your total withdrawals during the current contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the lifetime benefit is available.
Each year, your lifetime benefit may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base (WAB), the Income Bonus will not be available. (see WAB described below).
For important considerations whether a SecureSource 4 rider is appropriate for you, see and “Important SecureSource Series Rider Considerations” section below.

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Availability
There are two SecureSource 4 riders available under your contract:
•	SecureSource 4 - Single Life
•	SecureSource 4 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 — Single Life rider covers one person. The SecureSource 4 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 — Single Life rider or the SecureSource 4 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 — Single Life rider.
The SecureSource 4 rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 riders are not available under an inherited qualified annuity.
The SecureSource 4 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 4 rider, see “SecureSource Series Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.

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•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Minimum Lifetime Payment Percentage and the Income Bonus for each Age Band, are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3.0%	2.75%	1.00%
59-64	4.0%	3.75%	1.00%
65-74	5.0%	4.75%	1.00%
75-79	5.5%	5.25%	1.00%
80+	6.0%	5.75%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The Income Bonus may provide additional income under the rider. Availability of the Income Bonus is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base (WAB). If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the 1% Income Bonus when calculating the ALP (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the 1% Income Bonus, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 Rider”.

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However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or
(3)	on the date of death when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $10 million each (for contracts with applications signed prior to April 30, 2018) or of $20 million each (for contracts with applications signed on or after April 30, 2018):
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.
(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each (for contracts with applications signed prior to April 30, 2018) or of $20 million for each (for contracts with applications signed on or after April 30, 2018), and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.

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The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10 million (for contracts with applications signed prior to April 30, 2018) or $20 million (for contracts with applications signed on or after April 30, 2018) so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 — Single Life rider terminates.

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Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
For single and joint life, the beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.

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In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Effective May 1, 2016, you cannot add joint owner or joint annuitant. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the covered spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 rider. Under the rider’s payout option, the minimum amount payable shown in Plan B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 riders charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.

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SecureSource 4 Plus Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015)
The SecureSource 4 Plus rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 4 Plus rider may not be purchased with the optional SecureSource Core rider, SecureSource Core Plus rider, SecureSource 4 rider, Accumulation Protector Benefit rider or Enhanced Legacy benefit rider. Effective April 30, 2018, SecureSource 4 Plus rider may not be purchased with the optional ROPP Death Benefit and MAV Death Benefit. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. If the lifetime benefit is not established and contract value goes to zero due to a withdrawal, the contract and the rider will terminate. (see “Other provisions – Rules for Surrender”). Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step-up feature to lock in contract anniversary gains. This rider also provides a guaranteed benefit base amount, provided no withdrawals are taken and the rider does not terminate before a specified date. (see “Base Doubler” below)
The SecureSource 4 Plus rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 4 Plus rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 4 Plus rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The lifetime benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the lifetime benefit amount is fixed for the remainder of that contract year.
As long as your total withdrawals during the current contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available, a Base Doubler is applied or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the lifetime benefit is available.
Each year, your lifetime benefit may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base (WAB), the Income Bonus will not be available. (see WAB described below).
For important considerations whether a SecureSource 4 Plus rider is appropriate for you, see “Important SecureSource Series Rider Considerations” section.
Availability
There are two SecureSource 4 Plus riders available under your contract:
•	SecureSource 4 Plus - Single Life
•	SecureSource 4 Plus - Joint Life
The information in this section applies to both riders, unless otherwise noted.

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For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 4 Plus — Single Life rider covers one person. The SecureSource 4 Plus — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 4 Plus — Single Life rider or the SecureSource 4 Plus — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
For contract applications signed on or after May 1, 2016, joint ownership and joint annuitants are not allowed for SecureSource 4 Plus — Single Life rider.
The SecureSource 4 Plus rider is an optional benefit that you may select, if approved in your state, for an additional annual charge if:
•	Your contract application is signed on or after May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
Issue ages from 81 through 85 require prior approval.
The SecureSource 4 Plus riders are not available under an inherited qualified annuity.
The SecureSource 4 Plus rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with the SecureSource 4 Plus rider, see “SecureSource Rider Terms” section above.
Lifetime benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the spouse of the annuitant named on the application. After death or dissolution of marriage that leaves only one of the spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses’ lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

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•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3.0%	2.65%	1.00%
59-64	4.0%	3.65%	1.00%
65-74	5.0%	4.65%	1.00%
75-79	5.5%	5.15%	1.00%
80+	6.0%	5.65%	1.00%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.
Income Bonus: The Income Bonus may provide additional income under the rider. Availability of the Income Bonus is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base (WAB). If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the 1% Income Bonus when calculating the ALP (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the 1% Income Bonus, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 4 Plus Rider”.
However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or
(3)	on the date of death when a death benefit is payable.

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For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Joint Life: Base Doubler Date: If the Base Doubler is greater than zero, the Base Doubler Date may be reset in the event of: (1) dissolution of marriage; or (2) a covered spouse’s death when the death benefit is not payable. On the date we receive written notification of these events, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
The Base Doubler Date may also be reset if there is a spousal continuation.  See the Spouse’s Option to continue contract provision.
In the event of remarriage of the covered spouses to each other before the Base Doubler Date, the Base Doubler Date will be reset to the later of the 12th rider anniversary or the rider anniversary on or following the 70th birthday of the younger covered spouse.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $10 million each (for contracts with applications signed prior to April 30, 2018) or of $20 million for each (for contracts with applications signed on or after April 30, 2018):
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
The Base Doubler is set equal to the initial purchase payment multiplied by the applicable Base Doubler Percentage, as shown in the table below.
Purchase Payments	Base Doubler Percentage
Payments received before the first rider anniversary	200%
Payments received thereafter	100%
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
If the Base Doubler is greater than zero, the Base Doubler will be increased by the amount of each additional purchase payment multiplied by the applicable Base Doubler Percentage as shown in the table above.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
If a withdrawal is taken before the Base Doubler Date, the Base Doubler is permanently set to zero.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

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(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each (for contracts with applications signed prior to April 30, 2018) or of $20 million for each (for contracts with applications signed on or after April 30, 2018), and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 7% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The Annual Credit equals the CB as of the prior rider anniversary multiplied by the 7% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be set to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently set to zero on the later of: (A) the owner’s 95th birthday or (B) the 12th rider anniversary.
•	Base Doubler: If you did not take any withdrawals since the rider effective date and you did not decline an increase to the annual rider fee, on the Base Doubler Date the WAB and BB (after any Annual Credit is added) will be increased to the Base Doubler if greater. The Base Doubler will be permanently set to zero on the Base Doubler Date (after any adjustment to the BB). It is important to remember that the 200% Base Doubler percentage only applies to purchase payments received in the first year. After the first year, 100% of purchase payments will be added to the Base Doubler rather than 200%.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is

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an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10 million (for contracts with applications signed prior to April 30, 2018) or of $20 million (for contracts with applications signed on or after April 30, 2018) so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added or Base Doubler is applied) will be increased to the contract value, if greater.
Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. Any withdrawals (including RMDs) before the Base Doubler Date will permanently set the Base Doubler to zero.
See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 4 Plus — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 4 Plus — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective. If the Base Doubler is greater than zero, the Base Doubler Date will be set to the later of: (1) the rider anniversary on or following the 70th birthday of the remaining covered spouse; (2) the 12th rider anniversary; or (3) the next rider anniversary.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB and Base Doubler, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits and no Base Doubler is applied. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.

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•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, the rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, the rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.
Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
For single and joint life, the beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
•	In either of the above cases:
•	After the date of death, if the CB and Base Doubler are greater than zero, the CB and Base Doubler will be permanently reset to zero, and there will be no additional Annual Credits or Annual Step-Ups and no Base Doubler will be applied.
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a nonnatural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Effective May 1, 2016, you cannot add joint owner or joint annuitant. Exception: ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the covered spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 4 Plus rider. Under the rider’s payout option, the minimum amount payable shown in Plan B in the contract, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to

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receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Plan B in the contract. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 4 Plus rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last covered spouse, the rider will terminate.
•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate, if you choose a payout option available under the contract.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 4 Plus rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
SecureSource 3 Rider
(Not available for contract applications signed on or after May 4, 2015)
The SecureSource 3 rider is an optional benefit that you can elect at time of application for an additional charge. The SecureSource 3 rider may not be purchased with the optional Accumulation Protector Benefit rider. This benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. If the lifetime benefit is not established and contract value goes to zero due to a withdrawal, the contract and the rider will terminate. (see “Other provisions – Rules for Surrender”). Lifetime payments will be made by us in the event your contract value is depleted. If you die before the contract value is depleted, you will not receive any monetary value from the rider. Additionally, this benefit offers an Annual Credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains.
The SecureSource 3 rider may be appropriate for you if:
•	you intend to make periodic withdrawals from your annuity contract; and
•	you wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.
The SecureSource 3 rider may be not appropriate for you if:
•	you anticipate the need for early or Excess Withdrawals; or
•	you want to invest in funds other than the Portfolio Stabilizer funds.
The SecureSource 3 rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the Age Band for as long as benefits are payable except as described in the Lifetime Payment Percentage provision. The lifetime benefit amount can vary based on the relationship of your contract value to the withdrawal adjustment base. Each contract year, whether or not the Income Bonus is included, the Lifetime Payment Percentage is determined when the first withdrawal is taken, and the lifetime benefit amount is fixed for the remainder of that contract year.

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As long as your total withdrawals during the current contract year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with Excess Withdrawal Processing. At any time, you may withdraw any amount up to your entire surrender value, subject to Excess Withdrawal Processing under the rider.
Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by Annual Step-Ups, through withdrawals and/or payments by us over time. Any amount we pay in excess of your contract value is subject to our financial strength and claims-paying ability.
Subject to conditions and limitations, the lifetime benefit amount can be increased if an Annual Credit is available or your contract value has increased above the guaranteed amount on a rider anniversary. The Principal Back Guarantee can also be increased if your contract value has increased above the guaranteed amount on a rider anniversary.
Your benefits under the rider can be reduced if you:
•	withdraw more than the allowed withdrawal amount in a contract year, or
•	take withdrawals before the lifetime benefit is available.
Each year, your lifetime benefit may or may not include an Income Bonus. If the contract value is 20% or more below the Withdrawal Adjustment Base (WAB), the Income Bonus will not be available. (see WAB described below).
For important considerations whether a SecureSource 3 rider is appropriate for you, see and “Important SecureSource Series Rider Considerations” section below.
Availability
There are two SecureSource 3 riders available under your contract:
•	SecureSource 3 - Single Life
•	SecureSource 3 - Joint Life
The information in this section applies to both riders, unless otherwise noted.
For the purpose of this rider, the term “withdrawal” has the same meaning as the term “surrender” in the contract or any other riders
The SecureSource 3 — Single Life rider covers one person. The SecureSource 3 — Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource 3 — Single Life rider or the SecureSource 3 — Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.
The SecureSource 3 rider is an optional benefit that you may select for an additional annual charge if:
•	Your contract application is signed prior to May 4, 2015;
•	Single Life: you are 85 or younger on the date the contract is issued; or
•	Joint Life: you and your spouse are 85 or younger on the date the contract is issued.
The SecureSource 3 riders are not available under an inherited qualified annuity.
The SecureSource 3 rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:
•	Single Life: death (see “At Death” heading below).
•	Joint Life: the death of the last surviving covered spouse (see “Joint Life only: Covered Spouses” and “At Death” headings below).
For key terms associated with a SecureSource 3 rider, see “SecureSource Series Rider Terms” section above.
Lifetime Benefit Description
Single Life only: Covered Person: the person whose life is used to determine when the Annual Lifetime Payment is established, and the duration of the ALP payments (see “Annual Lifetime Payment (ALP)” heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.
Joint Life only: Covered Spouses: the contract owner and their spouse named on the application for as long as the marriage remains in effect. If any contract owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. After death or dissolution of marriage that leaves only one of the covered spouses as the owner (for non-natural owners, the annuitant), that remaining covered spouse will be used when referring to the younger covered spouse. The covered spouses’ lives are used to determine when the Annual Lifetime Payment is established, and the duration of the ALP

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payments (see “Annual Lifetime Payment (ALP)” heading below). The covered spouses are established on the rider effective date and cannot be changed. For more details, see “Assignment and Change of Ownership – Joint Life” section below.
Annual Lifetime Payment (ALP): the lifetime benefit amount available for withdrawal each contract year after the Covered Person (Joint life: younger covered spouses) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the Lifetime Payment Percentage. Anytime the Lifetime Payment Percentage or the BB changes as described below, the ALP will be recalculated. When the ALP is established, the first withdrawal taken in each contract year will set and fix the Lifetime Payment Percentage for the remainder of the contract year.
If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.
Single Life: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person’s attained age equals age 50.
Joint Life: The ALP is established on the earliest of the following dates:
•	The rider effective date if the younger covered spouse has already reached age 50.
•	The date the younger covered spouse’s attained age equals age 50.
•	Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.
•	Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.
Remaining Annual Lifetime Payment (RALP): the Annual Lifetime Payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.
Lifetime Payment Percentage: used to calculate the Annual Lifetime Payment.
The Minimum Lifetime Payment Percentage and the Income Bonus for each Age Band are listed in the table below:
Age Bands	Minimum Lifetime Payment Percentage – Single Life	Minimum Lifetime Payment Percentage – Joint Life	Income Bonus
50-58	3%	2.75%	0.5%
59-64	4%	3.75%	0.5%
65-79	5%	4.75%	0.5%
80+	6%	5.75%	0.5%
The Age Band for the Lifetime Payment Percentage is determined at the following times:
•	When the ALP is established: The Age Band used to calculate the initial ALP is the percentage for the covered person’s attained age (Joint life: younger covered spouse’s attained age).
•	On the covered person’s subsequent birthdays (Joint life: younger covered spouse’s subsequent birthdays): Except as noted below, if the covered person’s new attained age (Joint life: younger covered spouse’s attained age) is in a higher Age Band, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage. (However, if you decline any increase to the annual rider fee or if a withdrawal has been taken since the ALP was established, then the Lifetime Payment Percentage will not change on subsequent birthdays.)
•	Upon Annual Step-Ups (see “Annual Step-Ups” below).
•	For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no increase to the annual rider fee has been declined, the Lifetime Payment Percentage will be reset based on the Age Band for the remaining covered spouse’s attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse’s attained age will be used to determine the Age Band for the Lifetime Payment Percentage. In the event of remarriage of the covered spouses to each other, the Lifetime Payment Percentage used is the percentage for the younger covered spouse’s attained age.

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Income Bonus: The Income Bonus may provide additional income under the rider. Availability of the Income Bonus is determined at the time of your first withdrawal each contract year. The benefit determining percentage is a comparison of your contract value and the Withdrawal Adjustment Base (WAB). If the benefit determining percentage is less than 20%, then the Lifetime Payment Percentage will include the 1% Income Bonus when calculating the ALP (unless the Lifetime Payment Percentage is set to a fixed percentage as described below).
The benefit determining percentage is calculated on each valuation date as follows, but it will not be less than zero:
1	–	(a/b)
a	=	Contract value at the end of the prior valuation period
b	=	WAB at the end of the prior valuation period
After the ALP is established, the first withdrawal taken in each contract year will set the Lifetime Payment Percentage to a fixed percentage for the remainder of the contract year except as noted below. Following each rider anniversary, the availability of the 1% Income Bonus, and therefore the Lifetime Payment Percentage, can change on each valuation date until a withdrawal is taken in that contract year. For more information on how this rider operates, please see “Appendix E: Example – Optional Living Benefits – SecureSource 3 Rider”.
However, at the earliest of (1), (2) or (3) below, the Lifetime Payment Percentage will be set and remain fixed as long as the benefit is payable:
(1)	when your contract value on a rider anniversary is less than two times the BB multiplied by the Minimum Lifetime Payment Percentage for your current Age Band, or
(2)	when the contract value reduces to zero, or
(3)	on the date of death when a death benefit is payable.
For certain periods of time at our discretion and on a non-discriminatory basis, your Lifetime Payment Percentage may be set by us to include the Income Bonus if more favorable to you.
Determination of Adjustments of Benefit Values: Your lifetime benefit values are determined at the following times and are subject to a maximum amount of $10 million each:
1.	At rider effective date
The WAB, CB, BB and PBG are set equal to the initial purchase payment.
2.	When an additional purchase payment is made
The BB, WAB and PBG will be increased by the amount of each additional purchase payment.
If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment.
See “Buying Your Contract — Purchase Payments” for purchase payment limitations.
3.	When a withdrawal is taken
If the CB is greater than zero, Annual Credits will not be added to the BB on the following rider anniversary.
The WAB, BB, CB and PBG can be adjusted, but they will not be less than zero.
(A)	The WAB will be reduced by the same proportion that the contract value is reduced. The proportional amount deducted is the “adjustment for withdrawal,” calculated as follows:

a × b	where:
c

a	=	the amount of the withdrawal
b	=	the WAB on the date of (but prior to) the withdrawal
c	=	the contract value on the date of (but prior to) the withdrawal.
(B)	If the ALP is not established, Excess Withdrawal Processing will occur as follows.
The BB and CB will be reduced by the same proportion that the contract value is reduced using the “adjustment for withdrawal” calculation described above but substituting the CB or BB (as applicable) for the WAB. The PBG will be reduced by the greater of the amount of the withdrawal or the “adjustment for withdrawal,” substituting the PBG for the WAB.
(C)	If the ALP is established and the withdrawal is less than or equal to the RALP, the BB and CB do not change and the PBG is reduced by the amount of the withdrawal.

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(D)	If the ALP is established and the withdrawal is greater than the RALP, Excess Withdrawal Processing will occur, and the BB and CB will be reduced by an amount as calculated below:

d × e	where:
f

d	=	the amount of the withdrawal minus the RALP
e	=	the BB or CB (as applicable) on the date of (but prior to) the withdrawal
f	=	the contract value on the date of (but prior to) the withdrawal minus the RALP.
The PBG will be reduced by the greater of (1) the amount of the withdrawal or (2) the RALP plus the excess withdrawal processing amount calculated above, substituting the following for “e” in the formula: the PBG on the date of (but prior to) the withdrawal minus the RALP.
Rider Anniversary Processing: The following describes how the WAB, BB, CB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the Lifetime Payment Percentage can change on rider anniversaries.
•	Annual Credits: If you did not take any withdrawals during the prior contract year and you did not decline any increase to the annual rider fee, Annual Credits may be available.
(A)	On the first rider anniversary
The Annual Credit equals the CB 180 days following the rider effective date multiplied by 6% for the first rider anniversary.
The BB and WAB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB 180 days following the rider effective date increased by the annual credit and any additional purchase payments since 180 days following the rider effective date.
(B)	On any other rider anniversary during a Credit Period
The annual credit equals the CB as of the prior rider anniversary multiplied by the 6% annual credit percentage.
The BB will be set to the greater of:
(i)	the current BB, or
(ii)	the BB on the prior rider anniversary increased by the annual credit and any additional purchase payments since the prior rider anniversary.
The WAB will be set as follows:
(A)	if no withdrawals have been taken, the WAB will be set to the BB determined above, or
(B)	if any withdrawals have been taken, the WAB will be set to the amount as calculated below:

a × b	where:
c

a	=	the WAB on the rider anniversary (but prior to rider anniversary processing)
b	=	the BB determined above
c	=	the BB on the rider anniversary (but prior to rider anniversary processing)
If the CB is greater than zero, the CB will be reset to zero on the last rider anniversary of a Credit Period after any adjustment to the WAB and BB, and there will be no additional Annual Credits unless the Credit Period restarts due to a step-up of the BB.
The CB will be permanently reset to zero on the later of: (A) the owner’s 95th birthday or (B) the 10th rider anniversary.
•	Annual Step-Ups: Beginning with the first rider anniversary, an Annual Step-Up may be available. If you decline any increase to the annual rider fee, future Annual Step-Ups will no longer be available.
The Annual Step-Up will take place on any rider anniversary where the contract value (after charges are deducted) is greater than the PBG or the BB after any annual credit is added. If an annual step-up is executed, the PBG, BB and Lifetime Payment Percentage will be adjusted as follows: The PBG will be increased to the contract value, if greater. The BB (after any Annual Credit is added) will be increased to the contract value, if greater. The CB will be increased to the contract value and the Credit Period will restart, if there is an increase to BB due to an Annual Step-Up. If the covered person’s attained age (Joint Life: younger covered spouse’s attained age) on the rider anniversary is in a higher Age Band and (1) there is an increase to BB due to an Annual Step-Up or (2) the BB is at the maximum of $10,000,000 so there was no Annual Step-Up of the BB, then the higher Age Band will be used to determine the appropriate Lifetime Payment Percentage, regardless of any prior withdrawals.
•	The WAB on rider anniversaries: If you did not decline an increase to the annual rider fee, the WAB (after any Annual Credit is added) will be increased to the contract value, if greater.

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Other Provisions
Required Minimum Distributions (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the Annual Lifetime Payment, the portion of your RMD that exceeds the benefit amount will not be subject to Excess Withdrawal Processing provided that the following conditions are met:
•	The Annual Lifetime Payment is established;
•	The RMD is for your contract alone;
•	The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
•	The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.
RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to Excess Withdrawal Processing. See Appendix F for additional information.
Spousal Option to Continue the Contract upon Owner’s Death (Spousal Continuation):
Single Life: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource 3 — Single Life rider terminates.
Joint Life: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource 3 — Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.
If you did not decline an increase to the annual rider fee, at the time of spousal continuation, a step-up may be available. All Annual Step-Up rules (see “Rider Anniversary Processing — Annual Step-Up” heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. Also, the Credit Period will restart on the next contract anniversary. The WAB, if greater than zero, will be increased to the contract value if the contract value is greater. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.
Rules for Surrender: Minimum contract values following surrender no longer apply to your contract. Surrenders will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value, unless you specify otherwise.
If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional Annual Credits. Also, the following will occur:
•	If the ALP is not established and if the contract value is reduced to zero as a result of market performance, fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (Joint Life: both covered spouses).
•	If the ALP is established and if the contract value is reduced to zero as a result of market performance, fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (Joint Life: both covered spouses).
In either case above:
•	These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.
•	We will no longer accept additional purchase payments.
•	No more charges will be collected for the rider.
•	The current ALP is fixed for as long as payments are made.
•	The death benefit becomes the remaining schedule of Annual Lifetime Payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that contract year.
•	If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal taken before the ALP is established, this rider and the contract will terminate.
•	If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.
At Death:
Single Life: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the Lifetime Benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

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Joint Life: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the Lifetime Benefit. If spousal continuation is not available, the rider terminates. The Lifetime Benefit ends at the death of the surviving covered spouse.
If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:
•	elect to take the death benefit under the terms of the contract, or
•	elect to take the Principal Back Guarantee available under this rider, if the PBG is greater than zero, or
•	continue the contract under the spousal continuation option.
For single and joint life, the beneficiary may elect the Principal Back Guarantee under this rider if payments begin no later than one year after your death and the payout period does not extend beyond the beneficiary’s life or life expectancy. If elected, the following will occur:
1.	If the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG.
2.	If the ALP is not established, the BB on the date of death multiplied by the Lifetime Payment Percentage used for the youngest age in the first Age Band will be paid annually until total payments to the beneficiary are equal to the PBG.
In either of the above cases:
•	The Lifetime Payment Percentage used will be set as of the date of death.
•	The amount paid in the current contract year will be reduced for any prior withdrawals in that year.
Assignment and Change of Ownership
Single Life: The rider will terminate if there is an assignment or a change of ownership unless the covered person remains the same and the new owner or assignee assumes total ownership of the contract and was an owner or the covered person before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, either holding for the sole benefit of the prior owner. Effective May 1, 2016, you cannot add a joint owner or a joint annuitant. Exception: Ownership changes will not terminate the rider for contracts issued in California.
Joint Life: In order to maintain the joint life benefit, the surviving covered spouse must be able to continue the contract under the spousal continuation provision. Therefore, only ownership arrangements that permit such continuation are allowed at rider issue. If the owner is a natural person, only the covered spouses can be owners. If there is a non-natural or revocable trust owner, one of the covered spouses must be the annuitant. For all contracts except those issued in California, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner or a covered spouse before the change, or is a non-natural owner (e.g., an individual ownership changed to an irrevocable trust) or a revocable trust, holding for the sole benefit of the prior owner. For contracts issued in California, transfer of the ownership of the annuity contract is not limited and the rider will not terminate; however, the covered spouses under the rider will not change even if there is an ownership change.
Annuity Provisions: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource 3 rider. Under the rider’s payout option, the minimum amount payable shown in Table B, will not apply and you will receive the Annual Lifetime Payment provided by this rider until the later of the death of the covered person (Joint Life: both covered spouses) or depletion of the Principal Back Guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the Annual Lifetime Payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. For more information on annuity payout plans, please see “The Annuity Payout Period - Annuity Payout Plans.”
If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.
Rider Termination
The SecureSource 3 rider cannot be terminated either by you or us except as follows:
•	Single Life: after the death benefit is payable, the rider will terminate, even if the Covered Person is still living.
•	Single Life: spousal continuation will terminate the rider, even if the Covered Person is still living.
•	Single Life: for contracts issued in California, after the death of the Covered Person, the rider will terminate.
•	Joint Life: for contracts issued in California, after the death of the last covered spouse, the rider will terminate.

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•	Joint Life: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.
•	When there are certain assignment and ownership changes as described in the “Assignment and Change of Ownership” section above, the rider will terminate.
•	On the annuitization start date, the rider will terminate.
•	You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See “Charges — SecureSource 3 rider charge”).
•	When the contract value is reduced to zero as described in the Rules for Surrender Section above, the rider will terminate.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Important SecureSource Series Rider Considerations
You should consider whether a SecureSource series rider is appropriate for you taking into account the following considerations:
You will begin paying the rider charge as of the rider effective date, even if you do not begin taking withdrawals for many years. It is possible that your contract performance, fees and charges, and withdrawal pattern may be such that your contract value will not be depleted in your lifetime and you will not receive any monetary value under the rider.
•	Lifetime benefit Limitations: The lifetime benefit is subject to certain limitations, including but not limited to:
Single Life: Once the contract value equals zero, payments are made for as long as the covered person is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see “At Death” heading above). This possibility may present itself when there are multiple contract owners — when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.
Joint Life: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see “If Contract Value Reduces to Zero” heading above). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see “At Death” heading above).
•	Withdrawals: Please consider carefully when you start taking withdrawals from this rider, because the timing of your first withdrawal is an important decision. Once you take your first withdrawal, your initial Minimum Lifetime Payment Percentage will be determined. If a withdrawal is taken during the Credit Period, no credit will be available on the next contract anniversary. For SecureSource 4 Plus and SecureSource Core Plus, if the withdrawal is taken before the Base Doubler Date the Base Doubler is permanently set to zero. Also, if you withdraw more than the allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available (Excess Withdrawal), the guaranteed amounts under the rider will be reduced.
•	Investment Allocation Restriction: You must invest in approved investment options, which currently are Portfolio Stabilizer funds. These funds are expected to reduce our financial risks and expenses associated with certain living benefits and death benefits. Although the funds’ investment strategies may help mitigate declines in your contract value due to declining equity markets, the funds’ investment strategies may also curb your contract value gains during periods of positive performance by the equity markets. Additionally, investment in the funds may decrease the number and amount of any benefit base increase opportunities. (See “The Variable Account and the Funds: Volatility and Volatility Management Risk with the Portfolio Stabilizer funds” section.) We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the SecureSource series rider
•	Income Guide Program Restriction: Income Guide program is not available to contracts with the SecureSource series rider.
•	Non-Cancelable: Once elected, the SecureSource series rider may not be cancelled (except as provided under “Rider Termination” heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

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Dissolution of marriage does not terminate the SecureSource series — Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource series — Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see “Joint Life only: Covered Spouses” above).
•	Joint Life: Limitations on Contract Owners, Annuitants and Beneficiaries: Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner’s death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.
You are responsible for establishing ownership arrangements that will allow for spousal continuation.
If you select the SecureSource series — Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.
•	Limitations on Purchase Payments: We reserve the right to limit the cumulative amount of purchase payments (subject to state restrictions), which may limit your ability to make additional purchase payments to increase your contract value as you may have originally intended. For current purchase payment restrictions, please see “Buying Your Contract —Purchase Payments”.
•	Interaction with Total Free Amount (FA) contract provision: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see “Charges — Surrender Charge”). The FA may be greater than the remaining Annual Lifetime Payment under this rider. Any amount you withdraw under the contract’s FA provision that exceeds the Remaining Annual Lifetime Payment is subject to the Excess Withdrawal Processing as described above.
You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:
•	Tax Considerations for Nonqualified Annuities: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see “Taxes — Nonqualified Annuities”). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59½ may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.
•	Tax Considerations for Qualified Annuities: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see “Taxes — Qualified Annuities — Required Minimum Distributions”). While the rider permits certain Excess Withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.
•	Treatment of non-spousal distributions: Unless you are married your beneficiary will be required to take distributions as a non-spouse which may result in significantly decreasing the value of the rider.
Please note civil unions and domestic partnerships generally are not recognized as marriages for federal tax purposes. For additional information see “Taxes — Other — Spousal status” section of this prospectus.
•	Limitations on Tax-Sheltered Annuities (TSAs): Your right to take withdrawals is restricted if your contract is a TSA (see “TSA — Special Provisions”). Therefore, a SecureSource series rider may be of limited value to you.
Accumulation Protector Benefit Rider
(Not available for RAVA 5 Access contract applications signed on or after Nov. 16, 2015.)
The Accumulation Protector Benefit rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit rider specifies a Waiting Period that ends on the Benefit Date. The current Waiting Period is 10 years. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the Benefit Date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that Benefit Date. On the Benefit Date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

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If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the Waiting Period and before the Benefit Date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the Benefit Date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.
If you are age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the “Terminating the Rider” section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the Waiting Period. The rider ends when the Waiting Period expires, no further benefit will be payable, and no further charges for the rider will be deducted. After the Waiting Period, you have the following options:
•	Continue your contract;
•	Take partial surrenders or make a full surrender; or
•	Annuitize your contract.
The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Legacy benefit, Enhanced Legacy benefit rider or SecureSource series riders.
You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:
•	You must invest in approved investment options. Current approved investment options are Portfolio Stabilizer funds. We reserve the right to add, remove or substitute approved investment options at any time and in our sole discretion in the future. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts, GPAs or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See “Investment Allocation Restrictions for Certain Benefit Riders” section below) You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the approved investment options. You should consult your financial advisor before you purchase the Accumulation Protector Benefit rider. In addition, the Income Guide program will not be available to you (See “Making the Most of Your Contract — The Income Guide Program);
•	You may not make additional purchase payments to your contract during the Waiting Period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply. (see “Additional Purchase Payments with Elective Step-Up” below) In addition, we reserve the right to change these additional purchase payment limits, including making further restrictions, upon written notice;
•	If you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;
•	If you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the Waiting Period under the rider, in order to receive the benefit, if any, provided by the rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and
•	The 10 year Waiting Period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider fee to increase (see “Waiting Period” below).
Be sure to discuss with your financial advisor whether an Accumulation Protector Benefit rider is appropriate for your situation.
Here are some general terms that are used to describe the operation of the Accumulation Protector Benefit:
Benefit Date: This is the first valuation date immediately following the expiration of the Waiting Period.
Minimum Contract Accumulation Value (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the Benefit Date if the contract value is less than the MCAV on the Benefit Date.

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Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received. It is reduced by any adjustments for partial surrenders made during the Waiting Period.
Adjustments for Partial Surrenders: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:
(a)	is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and
(b)	is the MCAV on the date of (but immediately prior to) the partial surrender.
Waiting Period: The Waiting Period for the rider is 10 years. We reserve the right to restart the Waiting Period on the latest contract anniversary if you change your investment option after we have exercised our rights to increase the rider fee. Waiting Period will restart upon elective step-ups and spousal continuation step-ups.
Automatic Step-Up
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:
1.	90% of the contract value on the contract anniversary (after charges are deducted); or
2.	the MCAV immediately prior to the automatic step-up.
The automatic step-up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The automatic step-up of the MCAV does not restart the Waiting Period or increase the fee (although the total charge for the rider may increase).
Elective Step-Up Option
Within thirty days following each contract anniversary after the rider effective date, but prior to the Benefit Date, you may notify us in writing that you wish to exercise the annual elective step-up option. You may exercise this elective step-up option only once per contract year during this 30 day period. If your contract value (after charges are deducted) on the valuation date we receive your written request to step-up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.
We may increase the fee for your rider (see “Charges — Accumulation Protector Benefit Rider Charge”) and the revised fee would apply to your rider if you exercise the annual elective step-up. Elective step-ups will also result in a restart of the Waiting Period as of the most recent contract anniversary.
The elective step-up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step-up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the Benefit Date.
The elective step-up option is not available for inherited IRAs or if the Benefit Date would be after the annuitization start date.
Additional Purchase Payments with Annual Elective Step-Ups
If your MCAV is increased as a result of Elective Step-up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period.
Spousal Continuation
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step-up. The spousal continuation elective step-up is in addition to the annual elective step-up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step-up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive their written request to step-up. In addition, the Waiting Period will restart as of the most recent contract anniversary.
Assignment and Change of Ownership
Subject to state limitations, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and was an owner before the change, or is a nonnatural owner holding for the sole benefit of the prior owner (e.g., an individual ownership changed to a personal revocable trust).

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Terminating the Rider
The rider will terminate under the following conditions:
•	The rider will terminate on the Benefit Date after the rider charge has been deducted and after any adjustment to the contract value due to payment of the rider benefit.
•	The rider will terminate for certain assignment and ownership changes as described in the "Assignment and Change of Ownership" provision above.
•	After the death benefit is payable, unless the spouse continues the contract as described in the "Spousal Continuation" provision above, the rider will terminate.
•	In relation to certain increases to the annual rider fee, your written request will terminate the rider. (See "Charges - Accumulation Protector Benefit rider charge").
•	The rider will terminate on the annuitization start date.
•	Termination of the contract for any reason will terminate the rider.
For an example, see Appendix E.
Investment Allocation Restrictions for Certain Benefit Riders
If you elect the Enhanced Legacy benefit rider, SecureSource Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds (the Funds) under the terms of the rider. We require investment in the Funds in order to reduce our financial risk and expense in offering guaranteed living benefits. The Funds are available to all contract owners, regardless of whether a living benefit rider , the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider has been elected. Currently we offer nine Funds and the number of available Funds may be reduced to one.
We reserve the right to add, remove or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any Funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any). We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).
The Funds currently available are:
1. Variable Portfolio – Managed Risk Fund (Class 2) (1),(2)
2. Variable Portfolio – Managed Risk U.S. Fund (Class 2) (1),(2)
3. Variable Portfolio – Managed Volatility Growth Fund (Class 2)(2)
4. Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (2),(3)
8. Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(3)
9. Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(3)
(1) Available on or after Sept. 18, 2017.
(2) Not available for contracts with the Accumulation Protector Benefit rider.
(3) Available on or after Nov. 14, 2016.
Each Fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
Investing in the Funds. Currently, you can invest in five or nine Funds, depending on the living benefit rider you own. If you elect the Enhanced Legacy or SecureSource Legacy benefit rider, you can invest in all available Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.

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If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
If you elect a SecureSource series rider , Accumulation Protector Benefit rider or SecureSource Legacy benefit rider, you may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. This limitation does not apply if you elect the Enhanced Legacy benefit rider. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. It is important to remember that the Funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the Funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Before you select the Enhanced Legacy benefit rider, SecureSource Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the Enhanced Legacy benefit rider, SecureSource Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the Enhanced Legacy benefit rider, SecureSource Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
The Annuity Payout Period
As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct surrender charges upon annuitization but surrender charges may be applied when electing to exercise liquidity features we may make available under certain fixed annuity payout options.
You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted , plus any positive or negative MVA (less any applicable premium tax). Additionally, we currently allow you to use part of the amount available to purchase payouts, leaving any remaining contract value to accumulate on a tax-deferred basis. Special rules apply for partial annuitization of your annuity contract, see “Taxes — Nonqualified Annuities — Annuity payouts” and “Taxes — Qualified Annuities — Annuity payouts.”
If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs and the Special DCA fixed account are not available during this payout period.
Amounts of fixed and variable payouts depend on:
•	the annuity payout plan you select;

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•	the annuitant's age and, in most cases, sex;
•	the annuity table in the contract; and
•	the amounts you allocated to the accounts on the annuitization start date.
In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month based on the performance of the funds. Fixed payouts generally remain the same from month to month unless you have elected an option providing for increasing payments or are exercising any available liquidity features we may offer and you have elected.
For information with respect to transfers between accounts after annuity payouts begin, see “Making the Most of Your Contract — Transfer policies.”
Annuity Tables
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the annuitant’s age and, when applicable, the annuitant’s sex. (Where required by law, we will use a unisex table of annuity payout rates.)
Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity Table based on an assumed 3.5% investment return for the 5% Table A in the contract. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using the 5% assumed interest return results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.
Table B shows the minimum amount of each fixed payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.
Annuity Payout Plans
We make available variable annuity payouts where payout amounts may vary based on the performance of the variable account. We may also make fixed annuity payouts available where payments of a fixed amount are made for the period specified in the plan, subject to any surrender we may permit. You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before the annuitization start date:
•	Plan A: Life annuity — no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.
•	Plan B: Life income with guaranteed period: We make monthly payouts for a guaranteed payout period of five, ten, or 15 years that you elect. This election will determine the length of the payout period in the event if the annuitant dies before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.
•	Plan C: Life annuity — installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.
•	Plan D: Joint and last survivor life annuity — no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.
For Plan A, if the annuitant dies before the initial payment, no payments will be made. For Plan B, if the annuitant dies before the initial payment, the payments will continue for the guaranteed payout period. For Plan C, if the annuitant dies before the initial payment, the payments will continue for the installment refund period. For Plan D, if both annuitants die before the initial payment, no payments will be made; however, if one annuitant dies before the initial payment, the payments will continue until the death of the surviving annuitant.
In addition to the annuity payout plans described above, we may offer additional payout plans. These plans may include cash refund features providing a guarantee of receiving at least a return of the annuitization amount (less any annuity payments made and any premium tax paid) in the event of the annuitant’s death, term certain installment plans with varying durations, and liquidity features allowing access under certain circumstances to a surrender of the underlying

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value of remaining payments. Terms and conditions of annuity payout plans will be disclosed at the time of election, including any associated fees or charges. It is important to remember that the election and use of liquidity features may either reduce the amount of future payouts you would otherwise receive or result in payouts ceasing.
Utilizing a liquidity feature to surrender the underlying value of remaining payments may result in the assessment of a surrender charge (See “Charges — Surrender charge”) or a 10% IRS penalty tax. (See “Taxes.”).
Annuity payout plan requirements for qualified annuities: If your contract is a qualified annuity, you have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:
•	in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or
•	over a period certain not longer than your life expectancy or over the life expectancy of you and your designated beneficiary.
For qualified and nonqualified contracts with one of the SecureSource series rider, if your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider’s payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (Joint Life: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If the monthly payment is less than $20, we have the right to make a lump sum payment equal to the present value of any remaining future payments. The present value will be calculated on the same mortality and interest rate basis used in Table B in the contract If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.
You must select a payout plan as of the annuitization start date set forth in your contract.
If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.
If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time amounts are applied to a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the amount that would otherwise have been applied to a plan to the owner in a lump sum or to change the frequency of the payouts.
Death after annuity payouts begin: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.
Taxes
Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.
Nonqualified Annuities
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.
Annuity payouts: Generally, unlike surrenders described below, the income taxation of annuity payouts is subject to exclusion ratios, (for fixed annuity payouts) or annual excludable amounts (for variable annuity payouts). In other words, in most cases, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity — no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See “The Annuity Payout Period — Annuity Payout Plans.”)

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Beginning in 2011, federal tax law permits taxpayers to annuitize a portion of their nonqualified annuity while leaving the remaining balance to continue to grow tax-deferred. Under the partial annuitization rules, the portion annuitized must be received as an annuity for a period of 10 years or more, or for the lives of one or more individuals. If this requirement is met, the annuitized portion and the tax-deferred balance will generally be treated as two separate contracts for income tax purposes only. If a contract is partially annuitized, the investment in the contract is allocated between the deferred and the annuitized portions on a pro rata basis.
Surrenders: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Application of surrender charges may alter the manner in which we tax report the surrender. Different rules may apply if you exchange another contract into this contract.
You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59½ unless certain exceptions apply.
Withholding: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your income tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have federal income tax withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above or may allow you to elect withholding. If this should be the case, we may deduct state income tax withholding from the payment.
Death benefits to beneficiaries: The death benefit under a nonqualified contract is not exempt from estate (federal or state) taxes. In addition, for income tax purposes, any amount your beneficiary receives that exceeds the remaining investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).
Net Investment Income Tax (also known as Medicare contribution tax): Effective for taxable years beginning on or after January 1, 2013, certain investment income of high-income individuals (as well as estates and trusts) is subject to a new 3.8% net investment income tax (as an addition to income taxes). For individuals, the 3.8% tax applies to the lesser of (1) the amount by which the taxpayer’s modified adjusted gross income exceeds $200,000 ($250,000 for married filing jointly and surviving spouses; $125,000 for married filing separately) or (2) the taxpayer’s “net investment income.” Net investment income includes taxable income from nonqualified annuities. Annuity holders are advised to consult their tax advisor regarding the possible implications of this additional tax.
Annuities owned by corporations, partnerships or irrevocable trusts: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person(s) only, the income may generally remain tax-deferred until surrendered or paid out.
Penalties: If you receive amounts from your nonqualified annuity before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:
•	because of your death or in the event of nonnatural ownership, the death of the annuitant;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if it is allocable to an investment before Aug. 14, 1982; or
•	if annuity payouts are made under immediate annuities as defined by the Code.
Transfer of ownership: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be taxed as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner’s

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investment in the contract will be equal to the investment in the contract at the time of the transfer plus any earnings included in the original owner’s taxable income as a result of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Similar rules apply if you transfer ownership for a full consideration. Please consult your tax advisor for further details.
1035 Exchanges: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance products, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the investment in the contract from the old policy or contract to the new policy or contract. In a 1035 exchange one policy or contract is exchanged for another policy or contract. The following can qualify as nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Additionally, other tax rules apply. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.
For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, per IRS Revenue Procedure 2011-38, if surrenders are taken from either contract within the 180-day period following a partial 1035 exchange, the IRS will apply general tax principles to determine the appropriate tax treatment of the exchange and subsequent surrender. As a result, there may be unexpected tax consequences. You should consult your tax advisor before taking any surrender from either contract during the 180-day period following a partial exchange.
Assignment: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and also may be subject to the 10% penalty as discussed above.
Qualified Annuities
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan’s Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.
When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.
Annuity payouts: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such payout to be directly rolled over to another eligible retirement plan such as an IRA. We may permit partial annuitizations of qualified annuity contracts. If we accept partial annuitizations, please remember that your contract will still need to comply with other requirements such as required minimum distributions and the payment of taxes. Prior to considering a partial annuitization on a qualified contract, you should discuss your decision and any implications with your tax adviser. Because we cannot accurately track certain after-tax funding sources, we will generally report any payments on partial annuitizations as ordinary income except in the case of a qualified distribution from a Roth IRA.
Annuity payouts from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.
Surrenders: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars; or (4) the contract is used to fund a retirement plan and you direct such surrender to be directly rolled over to another eligible retirement plan such as an IRA.
Surrenders from Roth IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59½ and meet the five year holding period.

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Required Minimum Distributions: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions (“RMDs”) beginning at age 70½. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.
Withholding for IRAs, Roth IRAs, SEPs and SIMPLE IRAs: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.
If the payment is part of an annuity payout plan, we generally compute the amount of federal income tax withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute federal income tax withholding using 10% of the taxable portion.
The federal income tax withholding requirements differ if we deliver payment outside the United States or you are a non-resident alien.
Some states also may impose income tax withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state income tax withholding from the payment.
Withholding for all other qualified annuities: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.
In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.
•	the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;
•	the payout is a RMD as defined under the Code;
•	the payout is made on account of an eligible hardship; or
•	the payout is a corrective distribution.
State withholding also may be imposed on taxable distributions.
Penalties: If you receive amounts from your qualified contract before reaching age 59½, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:
•	because of your death;
•	because you become disabled (as defined in the Code);
•	if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);
•	if the distribution is made following severance from employment during or after the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);
•	to pay certain medical or education expenses (IRAs only); or
•	if the distribution is made from an inherited IRA.
Death benefits to beneficiaries: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See “Benefits in Case of Death — If You Die Before the Annuitization Start Date”).

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Change of retirement plan type: IRS regulations allow for rollovers of certain retirement plan distributions. In some circumstances, you may be able to have an intra-contract rollover, keeping the same features and conditions. If the annuity contract you have does not support an intra-contract rollover, you are able to request an IRS approved rollover to another annuity contract or other investment product that you choose. If you choose another annuity contract or investment product, you will be subject to new rules, including a new surrender charge schedule for an annuity contract, or other product rules as applicable.
Assignment: You may not assign or pledge your qualified contract as collateral for a loan.
Other
Special considerations if you select any optional rider: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59½, if applicable, on the taxable portion.
We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.
Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.
RiverSource Life’s tax status: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount’s value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.
Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.
Spousal status: When it comes to your marital status and the identification and naming of any spouse as a beneficiary or party to your contract, we will rely on the representations you make to us. Based on this reliance, we will issue and administer your contract in accordance with these representations. If you represent that you are married and your representation is incorrect or your marriage is deemed invalid for federal or state law purposes, then the benefits and rights under your contract may be different.
If you have any questions as to the status of your relationship as a marriage, then you should consult an appropriate tax or legal advisor.
Voting Rights
As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.
Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.
After annuity payouts begin, the number of votes you have is equal to:
•	the reserve held in each subaccount for your contract; divided by
•	the net asset value of one share of the applicable fund.
As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.
We calculate votes separately for each subaccount. We will send notice of shareholders’ meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for

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which we have voting rights in the same proportion as the votes for which we received instructions. As a result of this proportional voting, in cases when a small number of contract owners vote, their votes will have a greater impact and may even control the outcome.
Substitution of Investments
We may substitute the funds in which the subaccounts invest if:
•	laws or regulations change;
•	the existing funds become unavailable; or
•	in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.
If any of these situations occur, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.
We may also:
•	add new subaccounts;
•	combine any two or more subaccounts;
•	transfer assets to and from the subaccounts or the variable account; and
•	eliminate or close any subaccounts.
We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we will reallocate amounts remaining in the fund being eliminated or closed to a different subaccount. We will notify you in advance of any such reallocation. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see “Transferring Between Accounts” above).
In the event of any such substitution or change, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. We will obtain any required prior approval of the SEC or state insurance departments before making any substitution or change.
About the Service Providers
Principal Underwriter
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Sales of the Contract
•	Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.
•	The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its financial advisors sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.
Payments to Selling Firms
•	We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.50% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.
•	We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

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•	In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:
•	sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for financial advisors, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;
•	marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;
•	providing service to contract owners; and
•	funding other events sponsored by a selling firm that may encourage the selling firm's financial advisors to sell the contract.
These promotional incentives or reimbursements may be calculated as a percentage of the selling firm’s aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its financial advisors to favor the contracts.
Sources of Payments to Selling Firms
We pay the commissions and other compensation described above from our assets. Our assets may include:
•	revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");
•	compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - The funds");
•	compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and
•	revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.
You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:
•	fees and expenses we collect from contract owners, including surrender charges; and
•	fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.
Potential Conflicts of Interest
Compensation payment arrangements with selling firms can potentially:
•	give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.
•	cause selling firms to encourage their financial advisors to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.
•	cause selling firms to grant us access to its financial advisors to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.
Payments to Financial Advisors
•	The selling firm pays its financial advisors. The selling firm decides the compensation and benefits it will pay its financial advisors.
•	To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.
Service Providers
Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus. We also have entered into agreements with certain entities to provide the identified services in connection with the contracts and policies we

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issue. The entities engaged by RiverSource Life may change over time. Entities that provided services to RiverSource Life in 2017 are listed in the table below.
Name of Service Provider	Services Provided	Address
Ameriprise Financial, Inc.	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	707 Second Avenue South Minneapolis MN 55402 USA
Ameriprise India Private Limited	Administrative support related to new business and servicing of existing contracts and policies annual report filings	Plot No. 14, Sector 18 Udyog Vihar Gurugram, Haryana – 122 015 India
Sykes Enterprise Incorporated	Administrative support related to e new business and servicing of existing contracts and policies	10 th Floor, Glorietta BPO 1 Office Tower Makati City 1224 Metro Manila Philippines
Issuer
We issue the contracts. We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 829 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.
We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.
Legal Proceedings
Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. RiverSource Life has cooperated and will continue to cooperate with the applicable regulators.
RiverSource Life is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.
Additional Information
Incorporation of Certain Documents by Reference
RiverSource Life is incorporating by reference in this prospectus information we file with the SEC, which means that we are disclosing important information to you by referring you to those documents. The information that we incorporate by reference is an important part of this prospectus, and later information that we file with the SEC automatically will update and supersede this information. The Annual Report on Form 10-K of RiverSource Life Insurance Company for the year ended December 31, 2017, File No. 33-28976, that we previously filed with the SEC under the Securities Exchange Act of 1934 (1934 Act) is incorporated by reference into this prospectus, as well as all of our subsequent annual reports on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K filed with the SEC under the 1934 Act. To access these documents, see “SEC Filings” under “Investor Relations” on our website at www.ameriprise.com.
RiverSource Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact RiverSource Life at the telephone number and address listed on the first page of this prospectus.
Available Information
This prospectus is part of a registration statement we file with the SEC. Additional information on RiverSource Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also

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maintains an Internet site that contains reports, proxy and information statements and other information regarding issuers that file electronically with the SEC. This prospectus, other information about the contract and other information incorporated by reference are available on the EDGAR Database on the SEC’s Internet site at (http://www.sec.gov).
Indemnification
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to directors and officers or persons controlling RiverSource Life pursuant to the foregoing provisions, we have been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is therefore unenforceable.

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Appendix A: The Funds
Unless you have elected one of the optional living benefit riders , the Enhanced Legacy benefit rider or the SecureSource Legacy benefit rider, you may allocate purchase payments and transfers to any or all of the subaccounts of the variable account that invest in shares of the funds listed in the table below. From time to time, certain fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, changes may take some period of time to complete. As a result it is possible you may receive various forms, reports and confirmations that reflect a fund’s prior name.
Investing In	Investment Objective and Policies	Investment Adviser
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Large Cap Growth Portfolio (Class B)	Seeks long-term growth of capital.	AllianceBernstein L.P.
ALPS | Alerian Energy Infrastructure Portfolio: Class III	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").	ALPS Advisors, Inc.
American Century VP Value, Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC
Columbia Variable Portfolio - Balanced Fund (Class 3)	Seeks maximum total investment return through a combination of capital growth and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Commodity Strategy Fund (Class 2)	Seeks to provide shareholders with total return.	Columbia Management Investment Advisers, LLC, adviser; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., subadviser.
Columbia Variable Portfolio - Contrarian Core Fund (Class 2)	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Disciplined Core Fund (Class 2)	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Diversified Absolute Return Fund (Class 2)	Seeks to provide shareholders with absolute (positive) returns.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Dividend Opportunity Fund (Class 2)	Seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Bond Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Emerging Markets Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Global Bond Fund (Class 2)	Non-diversified fund that seeks to provide shareholders with high total return through income and growth of capital.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - Government Money Market Fund (Class 2)	Seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - High Yield Bond Fund (Class 2)	Seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Income Opportunities Fund (Class 2)	Seeks to provide shareholders with a high total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Intermediate Bond Fund (Class 2)	Seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Large Cap Index Fund (Class 3)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Limited Duration Credit Fund (Class 2)	Seeks to provide shareholders with level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Long Government/Credit Bond Fund (Class 2)	Seeks to provide shareholders with total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Growth Fund (Class 2)	Seeks to provide shareholders with growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Mid Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Overseas Core Fund (Class 2) (previously Columbia Variable Portfolio - Select International Equity Fund (Class 2))*	Seeks to provide shareholders with capital appreciation.	Columbia Management Investment Advisers, LLC; Threadneedle International Limited, an indirect wholly-owned subsidiary of Ameriprsie Financial, Inc., subadviser.
(Effective on May 1, 2018, Threadneedle International Limited will no longer serve as the subadviser for the Fund.)
Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2)	Seeks to provide shareholders with total return, consisting of current income and capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - U.S. Equities Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser (each managing a portion of the Fund's portfolio).

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Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 2)	Seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
CTIVP SM - American Century Diversified Bond Fund (Class 2) (previously Variable Portfolio - American Century Diversified Bond Fund (Class 2))*	Seeks to provide shareholders with high level of current income.	Columbia Management Investment Advisers, LLC, adviser; American Century Investment Management, Inc., subadviser.
CTIVP SM - AQR Managed Futures Strategy Fund (Class 2) (previously Variable Portfolio - AQR Managed Futures Strategy Fund (Class 2))*	Seeks to provide shareholders with positive absolute returns.	Columbia Management Investment Advisers, LLC, adviser; AQR Capital Management, LLC, subadviser.
CTIVP SM - BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund (Class 2))*	Seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.	Columbia Management Investment Advisers, LLC, adviser; BlackRock Financial Management, Inc., subadviser.
CTIVP SM - CenterSquare Real Estate Fund (Class 2) (previously Variable Portfolio - CenterSquare Real Estate Fund (Class 2))*	Seeks to provide shareholders with current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; CenterSquare Investment Management, Inc., subadviser.
CTIVP SM - DFA International Value Fund (Class 2) (previously Variable Portfolio - DFA International Value Fund (Class 2))*	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Dimensional Fund Advisors, L.P., subadviser.
CTIVP SM - Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio - Lazard International Equity Advantage Fund (Class 2))*	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Lazard Asset Management LLC., subadviser.
CTIVP SM - Loomis Sayles Growth Fund (Class 2) (previously Variable Portfolio - Loomis Sayles Growth Fund (Class 2))*	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Loomis, Sayles & Company, L.P., subadviser.
CTIVP SM - Los Angeles Capital Large Cap Growth Fund (Class 2) (previously Variable Portfolio - Los Angeles Capital Large Cap Growth Fund (Class 2))*	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Los Angeles Capital Management and Equity Research, Inc., subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
CTIVP SM - MFS® Blended Research® Core Equity Fund (Class 2) (previously Variable Portfolio - MFS® Blended Research® Core Equity Fund (Class 2))*	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
CTIVP SM - MFS® Value Fund (Class 2) (previously Variable Portfolio - MFS® Value Fund (Class 2))*	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Massachusetts Financial Services Company, subadviser.
CTIVP SM - Morgan Stanley Advantage Fund (Class 2) (previously Variable Portfolio - Morgan Stanley Advantage Fund (Class 2))*	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Morgan Stanley Investment Management Inc., subadviser.
CTIVP SM - Oppenheimer International Growth Fund (Class 2) (previously Variable Portfolio - Oppenheimer International Growth Fund (Class 2))*	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; OppenheimerFunds, Inc., subadviser.
CTIVP SM - Pyramis® International Equity Fund (Class 2) (previously Variable Portfolio - Pyramis® International Equity Fund (Class 2))*

(Effective on or about May 21, 2018, the Fund will change its name to CTIVPSM AQR International Core Equity Fund (Class 2))	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; FIAM LLC (doing business as Pyramis Global Advisors, LLC), subadviser.

(Effective on or about May 21, 2018, Pyramis Global Advisors, LLC no longer serves as the subadviser of the Fund and AQR Capital Management, LLC assumes day-to- day management of the Fund’s portfolio.)
CTIVP SM - T. Rowe Price Large Cap Value Fund (Class 2) (previously Variable Portfolio - T. Rowe Price Large Cap Value Fund (Class 2))*	Seeks to provide shareholders with long-term growth of capital and income.	Columbia Management Investment Advisers, LLC, adviser; T. Rowe Price Associates, Inc., subadviser.
CTIVP SM - TCW Core Plus Bond Fund (Class 2) (previously Variable Portfolio - TCW Core Plus Bond Fund (Class 2))*	Seeks to provide shareholders with total return through current income and capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; TCW Investment Management Company LLC, subadviser.
CTIVP SM - Victory Sycamore Established Value Fund (Class 2) (previously Variable Portfolio - Victory Sycamore Established Value Fund (Class 2))*	Seeks to provide shareholders with long-term growth of capital.	Columbia Management Investment Advisers, LLC, adviser; Victory Capital Management Inc., subadviser.

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Investing In	Investment Objective and Policies	Investment Adviser
CTIVP SM - Wells Fargo Short Duration Government Fund (Class 2) (previously Variable Portfolio - Wells Fargo Short Duration Government Fund (Class 2))*	Seeks to provide shareholders with current income consistent with capital preservation.	Columbia Management Investment Advisers, LLC, adviser; Wells Capital Management Incorporated, subadviser.
CTIVP SM - Westfield Mid Cap Growth Fund (Class 2) (previously Variable Portfolio - Jennison Mid Cap Growth Fund (Class 2))*	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P., subadviser.
Deutsche Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; RREEF America L.L.C., subadvisor.
Fidelity ® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation. Normally invests primarily in common stocks. Invests in securities of companies whose value FMR believes is not fully recognized by the public. Invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital. Normally invests primarily in common stocks. Normally invests at least 80% of assets in securities of companies with medium market capitalizations. May invest in companies with smaller or larger market capitalizations. Invests in domestic and foreign issuers. The Fund invests in either "growth" or "value" common stocks or both.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.
Fidelity ® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income and may also seek capital appreciation.	Fidelity Management & Research Company (FMR) (the Adviser) is the fund's manager. Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers for the fund.
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio - Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

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Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy	Seeks to provide total return.	Ivy Investment Management Company
Janus Henderson Balanced Portfolio: Service Shares (previously Janus Aspen Series Balanced Portfolio: Services Shares)	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Flexible Bond Portfolio: Service Shares (previously Janus Aspen Series Flexible Bond Portfolio: Service Shares)	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio: Service Shares (previously Janus Aspen Series Research Portfolio: Service Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC
Lazard Retirement Global Dynamic Multi-Asset Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
MFS ® Utilities Series - Service Class	Seeks total return.	MFS ® Investment Management
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (previously Neuberger Berman AMT Socially Responsive Portfolio (Class S))*	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Global Strategic Income Fund/VA, Service Shares	Seeks total return.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc., adviser; OppenheimerFunds, Inc., sub-adviser.
PIMCO VIT All Asset Portfolio, Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)

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Investing In	Investment Objective and Policies	Investment Adviser
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC (PIMCO)
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Templeton Global Bond VIP Fund - Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
VanEck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
Variable Portfolio - Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with an aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Columbia Wanger International Equities Fund (Class 2)	Seeks long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Columbia Wanger Asset Management LLC, subadviser.
Variable Portfolio - Conservative Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Risk Fund (Class 2) (previously Columbia Variable Portfolio - Managed Risk Fund (Class 2))	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Risk U.S. Fund (Class 2) (previously Columbia Variable Portfolio - Managed Risk U.S. Fund (Class 2))	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Fund (Class 2) (previously Columbia Variable Portfolio - Managed Volatility Conservative Fund (Class 2))*	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund (Class 2))*	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - Managed Volatility Growth Fund (Class 2) (previously Columbia Variable Portfolio - Managed Volatility Growth Fund (Class 2))*	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund (Class 2))*	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderate Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderate level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Aggressive Portfolio (Class 2)	Seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Moderately Conservative Portfolio (Class 2)	Seeks to provide shareholders with a high level of total return that is consistent with a moderately conservative level of risk.	Columbia Management Investment Advisers, LLC
Variable Portfolio - Partners Core Bond Fund (Class 2)	Seeks high level of current income while conserving the value of the investment for the longest period of time.	Columbia Management Investment Advisers, LLC, adviser; J.P. Morgan Investment Management Inc. and Wells Capital Management Incorporated, subadvisers.
Variable Portfolio - Partners Small Cap Growth Fund (Class 2)	Seeks to provide shareholders with long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; BMO Asset Management Corp., Kennedy Capital Management, Inc., and Wells Capital Management Incorporated, subadvisers.
Variable Portfolio - Partners Small Cap Value Fund (Class 2)	Seeks to provide shareholders with long-term capital appreciation.	Columbia Management Investment Advisers, LLC, adviser; Denver Investment Advisors LLC, Jacobs Levy Equity Management, Inc., Nuveen Asset Management, LLC and Segall Bryant & Hamill, LLC, subadvisers.

(Effective on or about May 1, 2018, Denver Investments Advisors LLC will no longer serve as subadviser for this Fund.)
Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund (Class 2))*	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Variable Portfolio - U.S. Flexible Growth Fund (Class 2) (previously Columbia Variable Portfolio - U.S. Flexible Growth Fund (Class 2))*	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

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Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund (Class 2))*	Pursues total return while seeking to manage the Fund's exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Wells Fargo VT Opportunity Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Wells Fargo VT Small Cap Growth Fund - Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Management, LLC, adviser; Wells Capital Management Inc., sub-adviser.
Western Asset Variable Global High Yield Bond Portfolio - Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd., sub-advisers.
*The Fund’s name change is effective on May 1, 2018.

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Appendix B: Example — Market Value Adjustment (MVA)
As the examples below demonstrate, the application of an MVA may result in either a gain or a loss of principal. We refer to all of the transactions described below as “early surrenders.” The examples may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
Assumptions:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a surrender from your GPA. In other words, there are seven years left in your guarantee period.
Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.
Example 1: Remember that your GPA is earning 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. We add 0.10% to the 3.5% rate to get 3.6%. Your GPA’s 3.0% rate is less than the 3.6% rate so the MVA will be negative.
Example 2: Remember again that your GPA is earning 3.0%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. We add 0.10% to the 2.5% rate to get 2.6%. In this example, since your GPA’s 3.0% rate is greater than the 2.6% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.
Sample MVA Calculations
The precise MVA formula we apply is as follows:
Early surrender amount	×	[	(1 + i	)	(n/12)	–1	]	=	MVA
1 + j + .001

Where i	=	rate earned in the GPA from which amounts are being transferred or surrendered.
j	=	current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period (rounded up to the next year).
n	=	number of months remaining in the current Guarantee Period (rounded up to the next month).
Examples — MVA
Using assumptions similar to those we used in the examples above:
•	You purchase a contract and allocate part of your purchase payment to the ten-year GPA; and
•	we guarantee an interest rate of 3.0% annually for your ten-year Guarantee Period; and
•	after three years, you decide to make a $1,000 surrender from your GPA. In other words, there are seven years left in your guarantee period.
Example 1: You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 3.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	-$39.84
1 + .035 + .001
In this example, the MVA is a negative $39.84.
Example 2:     You request an early surrender of $1,000 from your ten-year GPA earning a guaranteed interest rate of 3.0%. Assume at the time of your surrender new GPAs that we offer with a seven-year Guarantee Period are earning 2.5%. Using the formula above, we determine the MVA as follows:
$1,000	×	[	(1.030)	(84/12)	–1	]	=	$27.61
1 + .025 + .001
In this example, the MVA is a positive $27.61

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Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the guarantee period, your surrender charge percentage is 7% if you elected RAVA 5 Advantage with the ten-year surrender charge schedule, 6% if you elected RAVA 5 Advantage with the seven-year surrender charge schedule and 4% if you elected RAVA 5 Select. We do not apply MVAs to the amounts we deduct for surrender charges, so we would deduct the surrender charge from your early surrender after we applied the MVA. Also note that when you request an early surrender, we surrender an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable surrender charge, unless you request otherwise.
The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for guarantee period durations equaling the remaining guarantee period of the GPA to which the formula is being applied.

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Appendix C: Example — Surrender Charges
We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:
PPS	=	PPSC + PPF
PPSC	=	purchase payments surrendered that could be subject to a surrender charge
	=	(PS – FA) / (CV – FA) × (PP – PPF)
PPF	=	purchase payments surrendered that are not subject to a surrender charge
	=	FA – contract earnings, but not less than zero
PP	=	purchase payments not previously surrendered (total purchase payments – PPS from all previous surrenders)
PS	=	amount the contract value is reduced by the surrender
FA	=	total free amount = greater of contract earnings or 10% of prior anniversary’s contract value
CV	=	contract value prior to the surrender
When determining the surrender charge, contract earnings are defined as the contract value, including any positive or negative MVA on amounts being surrendered, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, GPA, the regular fixed account, the Special DCA fixed account. If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.
The examples below show how the surrender charge for a full and partial surrender is calculated. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.
Full surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
	Contract value just prior to surrender:	$60,000.00	$40,000.00
	Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.	Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
	Earnings in the contract:	10,000.00	0.00
	10% of the prior anniversary’s contract value:	5,800.00	4,200.00
	FA (but not less than zero):	10,000.00	4,200.00
Step 3.	Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
	Total free amount (FA):	10,000.00	4,200.00
	Less earnings in the contract:	10,000.00	0.00
	PPF (but not less than zero):	0.00	4,200.00

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			Contract with Gain	Contract with Loss
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	3,500.00	3,206.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(3,500.00)	(3,206.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$56,470.00	$36,764.00
Partial surrender charge calculation — ten-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a ten-year (from the date of each purchase payment) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

		Contract with Gain	Contract with Loss
Contract value just prior to surrender:		$60,000.00	$40,000.00
Contract value on prior anniversary:		58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.	First, we determine the amount of earnings available in the contract at the time of surrender as:
	Contract value just prior to surrender (CV):	60,000.00	40,000.00
	Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
	Earnings in the contract (but not less than zero):	10,000.00	0.00

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			Contract with Gain	Contract with Loss
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender
		PS (determined by iterative process described above):	15,376.34	16,062.31
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,376.34	16,062.31
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,376.34	19,375.80
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,376.34	19,375.80
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,376.34	15,175.80
		multiplied by the surrender charge rate:	×7.0%	×7.0%
		surrender charge:	376.34	1,062.31
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,376.34	16,062.31
		Surrender charge:	(376.34)	(1,062.31)
		Net partial surrender proceeds:	$15,000.00	$15,000.00
Full surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.
We will look at two situations, one where the contract has a gain and another where there is a loss:

	Contract with Gain	Contract with Loss
Contract value just prior to surrender:	$60,000.00	$40,000.00
Contract value on prior anniversary:	58,000.00	42,000.00
We calculate the surrender charge as follows:

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			Contract with Gain	Contract with Loss
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50.000.00	50.000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings.
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender.
		PS:	60,000.00	40,000.00
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	60,000.00	40,000.00
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	50,000.00	50,000.00
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	50,000.00	50,000.00
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	50,000.00	45,800.00
		multiplied by the surrender charge rate:	×4.0%	×4.0%
		surrender charge:	2,000.00	1,832.00
Step 7.		The dollar amount you will receive as a result of your full surrender is determined as:
		Contract value surrendered:	60,000.00	40,000.00
		Surrender charge:	(2,000.00)	(1,832.00)
		Contract charge (assessed upon full surrender):	(30.00)	(30.00)
		Net full surrender proceeds:	$57,970.00	$38,138.00
Partial surrender charge calculation — four-year surrender charge schedule:
This is an example of how we calculate the surrender charge on a contract with a four-year (from the contract issue date) surrender charge schedule and the following history:
Assumptions:
•	We receive a single $50,000 purchase payment;
•	During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth contract year is 4.0%; and
•	You have made no prior surrenders.

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We will look at two situations, one where the contract has a gain and another where there is a loss:

			Contract with Gain	Contract with Loss
Contract value just prior to surrender:			$60,000.00	$40,000.00
Contract value on prior anniversary:			58,000.00	42,000.00
We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.
We calculate the surrender charge for each estimate as follows:
Step 1.		First, we determine the amount of earnings available in the contract at the time of surrender as:
		Contract value just prior to surrender (CV):	60,000.00	40,000.00
		Less purchase payments received and not previously surrendered (PP):	50,000.00	50,000.00
		Earnings in the contract (but not less than zero):	10,000.00	0.00
Step 2.		Next, we determine the total free amount (FA) available in the contract as the greatest of the following values:
		Earnings in the contract:	10,000.00	0.00
		10% of the prior anniversary’s contract value:	5,800.00	4,200.00
		FA (but not less than zero):	10,000.00	4,200.00
Step 3.		Next we determine PPF, the amount by which the total free amount (FA) exceeds earnings
		Total free amount (FA):	10,000.00	4,200.00
		Less earnings in the contract:	10,000.00	0.00
		PPF (but not less than zero):	0.00	4,200.00
Step 4.		Next we determine PS, the amount by which the contract value is reduced by the surrender
		PS (determined by iterative process described above):	15,208.33	15,582.48
Step 5.		Now we can determine how much of the PP is being surrendered (PPS) as follows:
	PPS	= PPF + PPSC
		= PPF + (PS − FA) / (CV − FA) * (PP − PPF)
		PPF from Step 3 =	0.00	4,200.00
		PS from Step 4 =	15,208.33	15,582.48
		CV from Step 1 =	60,000.00	40,000.00
		FA from Step 2 =	10,000.00	4,200.00
		PP from Step 1 =	50,000.00	50,000.00
		PPS =	5,208.33	18,761.94
Step 6.		We then calculate the surrender charge as a percentage of PPS. Note that for a contract with a loss, PPS may be greater than the amount you request to surrender:
		PPS:	5,208.33	18,761.94
		less PPF:	0.00	4,200.00
		PPSC = amount of PPS subject to a surrender charge:	5,208.33	14,561.94
		multiplied by the surrender charge rate:	×4.0%	×4.0%
		surrender charge:	208.33	582.48
Step 7.		The dollar amount you will receive as a result of your partial surrender is determined as:
		Contract value surrendered:	15,208.33	15,582.48
		Surrender charge:	(208.33)	(582.48)
		Net partial surrender proceeds:	$15,000.00	$15,000.00

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Appendix D: Example — Optional Death Benefits
The purpose of this appendix is to illustrate the operation of various optional death benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
The examples of the optional death benefits in appendix include partial surrenders to illustrate the effect of partial surrenders on the particular benefit. These examples are intended to show how the optional death benefits operate, and do not take into account whether a particular optional death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — ROPP Death Benefit
Assumptions:
•	You purchase the contract with a payment of $20,000; and
•	on the first contract anniversary you make an additional purchase payment of $5,000; and
•	During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and
•	During the third contract year the contract value grows to $23,000.

We calculate the ROPP Death Benefit as follows:
Contract value at death:	$23,000.00
Purchase payments minus adjusted partial surrenders:
Total purchase payments:	$25,000.00
minus adjusted partial surrenders, calculated as:
$1,500 × $25,000 =	–1,704.54
$22,000
for a death benefit of:	$23,295.45
The ROPP Death Benefit, calculated as the greatest of these two values:	$23,295.45
Example — MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the first contract anniversary the contract value grows to $26,000.
•	During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value of $20,500.

We calculate the MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000

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for a death benefit of:	$24,227.27
The MAV Death Benefit, calculated as the greatest of these three values, which is the MAV:	$24,227.27
Example — 5-Year MAV Death Benefit
Assumptions:
•	You purchase the contract with a payment of $25,000.
•	On the fifth contract anniversary the contract value grows to $26,000.
•	During the sixth contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender (including surrender charge), leaving a contract value at $20,500.

We calculate the 5-Year MAV death benefit, which is based on the greater of three values, as follows:
1.	Contract value at death:	$20,500.00
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,704.55
	$22,000
	for a death benefit of:	$23,295.45
3.	The 5-Year MAV immediately preceding the date of death:
	Greatest of your contract anniversary values:	$26,000.00
	plus purchase payments made since the prior anniversary:	+0.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $26,000 =	–1,772.73
	$22,000
	for a death benefit of:	$24,227.27
The 5-Year MAV Death Benefit, calculated as the greatest of these three values, which is the 5-Year MAV:		$24,227.27
Example — Benefit Protector
Assumptions:
•	You purchase the contract with a payment of $100,000 and you are under age 70. You select the seven-year surrender charge schedule, the MAV and the Benefit Protector.
•	During the first contract year the contract value grows to $105,000. The death benefit equals the standard death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
•	On the first contract anniversary the contract value grows to $110,000. The death benefit equals:

MAV death benefit amount (contract value):	$110,000
plus the Benefit Protector which equals 40% of earnings at death (MAV death benefit amount minus remaining purchase payments):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	On the second contract anniversary the contract value falls to $105,000. The death benefit equals:

MAV death benefit amount (maximum anniversary value):	$110,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($110,000 – $100,000) =	+4,000
Total death benefit of:	$114,000
•	During the third contract year the contract value remains at $105,000 and you request a partial surrender, including the applicable 7% surrender charge, of $50,000. We will surrender $10,500 from your contract value free of charge (10% of your prior anniversary’s contract value). The remainder of the surrender is subject to a 7% surrender charge because your purchase payment is two years old, so we will surrender $39,500 ($36,735 + $2,765 in surrender charges) from your contract value. Altogether, we will surrender $50,000 and pay you $47,235. We calculate

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remaining purchase payments as $100,000 – $45,000 = $55,000 (remember that $5,000 of the partial surrender is contract earnings). The death benefit equals:

MAV death benefit amount (maximum anniversary value adjusted for partial surrenders):
$110,000 –	($50,000 X $110,000)	=	$57,619
	$105,000
plus the Benefit Protector (40% of earnings at death):
0.40 × ($57,619 – $55,000) =			+1,048
Total death benefit of:			$58,667
•	On the third contract anniversary the contract value falls by $40,000. The death benefit remains at $58,667. The reduction in contract value has no effect.
•	On the ninth contract anniversary the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of remaining purchase payments that are one or more years old. The death benefit equals:

MAV death benefit amount (contract value):	$200,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$255,000
•	During the tenth contract year you make an additional purchase payment of $50,000 and your contract value grows to $250,500. The new purchase payment is less than one year old and so it has no effect on the EEB. The death benefit equals:

MAV death benefit amount (contract value):	$250,000
plus the Benefit Protector (40% of earnings at death)
0.40 × 2.50 × ($55,000) =	+55,000
Total death benefit of:	$305,000
•	During the eleventh contract year the contract value remains $250,500 and the “new” purchase payment is now one year old. The value of the Benefit Protector changes. The death benefit equals:

MAV death benefit amount (contract value):	$250,500
plus the Benefit Protector which equals 40% of earnings at death (the standard death benefit amount minus remaining purchase payments):
0.40 × ($250,500 – $105,000) =	+58,200
Total death benefit of:	$308,700
Example – Enhanced Legacy benefit rider
Assumptions:
•	You purchase the contract with a payment of $25,000; and
•	on the first contract anniversary the total contract value is $25,750; and
•	100 days into the second contract year the total contract value is $24,300. You take a $1,500 (including surrender charge) partial surrender, leaving the contract value at $22,800. The partial year fee for the Enhanced Legacy benefit rider on that day would be $64.10 ($24,629.63 x 0.95% x 100 / 365).

The death benefit, which is based on the greatest of four values, is calculated as follows:
1.	Contract value death benefit (contract value minus rider fees):$22,800.00 - $64.10 = $22,735.90	$22,735.90
2.	Purchase payments minus adjusted partial surrenders:
	Total purchase payments:	$25,000.00
	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,000 =	–1,543.21
	$24,300
	for a death benefit of:	$23,456.79
3.	The MAV immediately preceding the date of death:
	The MAV on the immediately preceding anniversary:	$25,750.00
	plus purchase payments made since that anniversary:	+0.00

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	minus adjusted partial surrenders, calculated as:
	$1,500 × $25,750 =	–1,589.51
	$24,300
	for a death benefit of:	$24,160.49
4.	The Accumulation Death Benefit value:
	The ADB value on the first contract anniversary calculated as: 1.05 × $25,000 =	$26,250.00
	plus purchase payments made since that anniversary:	+0.00
	minus adjusted partial surrender calculated as:
	$1,500 × $26,250 =	–1,620.37
	$24,300
	for a death benefit of:	$24,629.63

Enhanced Legacy benefit, calculated as the greatest of these four values, which is the Accumulation Death Benefit value:		$24,629.63

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Appendix E: Example — Optional Living Benefits
The purpose of this appendix is to illustrate the operation of various optional living benefit riders.
In order to demonstrate these contract riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, GPAs, Special DCA fixed account, regular fixed account and the fees and charges that apply to your contract.
These examples are intended to show how the optional riders operate, and do not take into account whether a particular optional rider is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see “Taxes — Qualified Annuities — Required Minimum Distributions”) which may require you to take partial surrenders from the contract. If you are considering the addition of certain optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.
Example — SecureSource CORE Riders/SecureSource LEGACY RIDERS*
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	$4,000	$ 4,000	4.00% (1)
1	—	—	98,000	100,000	106,000	100,000	4,240	4,240	4.00%
2	—	—	105,000	100,000	112,000	105,000	4,480	4,480	4.00%
3	—	—	120,000	120,000 (2)	120,000	120,000	4,800	4,800	4.00%
3.5	—	4,800	115,200	120,000	120,000	115,200	4,800	-	4.00%
4	—	—	113,000	120,000	120,000 (3)	115,200	4,800	4,800	4.00%
5	—	—	110,000	120,000	127,200	115,200	5,088	5,088	4.00%
6	—	—	140,000	140,000	140,000	140,000	7,000	7,000	5.00% (4)
7	—	—	120,000	140,000	148,400	140,000	7,420	7,420	5.00%
7.5	—	10,000	110,000	136,792	144,999 (5)	129,542	7,250	-	5.00%
8	—	—	105,000	136,792	144,999	129,542	7,250	7,250	5.00%
9	—	—	116,000	136,792	153,207	129,542	7,660	7,660	5.00%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $7,420 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
*note:
For contracts with the SecureSource Legacy death benefit, the PBG will be available as a lump sum.
Example — SecureSource CORE Plus Riders/SecureSource LEGACY RIDERS*
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

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Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	CB	BB	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$ 200,000	$100,000	$100,000	$100,000	$ 4,250	$ 4,250	4.25% (1)
1	—	-	98,000	200,000	100,000	107,000	100,000	4,548	4,548	4.25%
2	—	-	105,000	200,000	100,000	114,000	105,000	4,845	4,845	4.25%
3	—	-	122,000	200,000	122,000 (2)	122,000	122,000	5,185	5,185	4.25%
4	—	-	115,000	200,000	122,000	130,540	122,000	6,853	6,853	5.25% (3)
5	—	-	108,000	200,000	122,000	139,080	122,000	7,302	7,302	5.25%
6	—	-	133,000	200,000	122,000	147,620	133,000	7,750	7,750	5.25%
7	—	-	135,000	200,000	122,000	156,160	135,000	8,198	8,198	5.25%
8	—	-	142,000	200,000	122,000	164,700	142,000	8,647	8,647	5.25%
9	—	-	136,000	200,000	122,000	173,240	142,000	9,095	9,095	5.25%
10	—	-	147,000	200,000	122,000	181,780	147,000	9,543	9,543	5.25%
11	—	-	157,000	200,000	122,000	190,320	157,000	9,992	9,992	5.25%
12	—	-	163,000	-	122,000	200,000 (4)	163,000	10,500	10,500	5.25%
12.5	—	10,500	161,000	-	122,000	200,000	152,500	10,500	-	5.25%
13	—	-	154,000	-	122,000	200,000 (5)	154,000	10,500	10,500	5.25%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
(4)	The Base Doubler value was greater than the BB (after it was increased by the Annual Credit), the BB is increased to 200,000 and the Base Doubler changes to 0.
(5)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.
* note:
For contracts with the SecureSource Legacy death benefit, the PBG will be available as a lump sum.
Example — SecureSource 4 Riders/ SecureSource LEGACY RIDERS*
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$100,000	$100,000	$100,000	0.0%	$100,000	$5,000	$5,000	5% (1)
1	—	—	98,000	100,000	106,000	106,000	7.5%	100,000	5,300	5,300	5%
2	—	—	105,000	100,000	112,000	112,000	6.3%	105,000	5,600	5,600	5%
3	—	—	120,000	120,000 (2)	120,000	120,000	0.0%	120,000	6,000	6,000	5%
3.5	—	6,000	114,000	120,000	120,000	114,000	0.0%	114,000	6,000	—	5%
4	—	—	115,000	120,000	120,000 (3)	115,000	0.0%	115,000	6,000	6,000	5%
5	—	—	110,000	120,000	127,200	121,900	9.8%	115,000	6,360	6,360	5%
6	—	—	140,000	140,000	140,000	140,000	0.0%	140,000	8,400	8,400	6% (4)
7	—	—	120,000	140,000	148,400	148,400	19.1%	140,000	8,904	8,904	6%
7.5	—	10,000	110,000	138,619	146,936 (5)	136,033	19.1%	129,803	8,816	—	6%
8	—	—	105,000	138,619	146,936	136,033	22.8%	129,803	7,347	7,347	5% (6)
9	—	—	116,000	138,619	155,253	143,733	19.3%	129,803	9,315	9,315	6%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    137

(4)	Because the annual step-up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(5)	The $10,000 withdrawal is greater than the $8,904 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in "Lifetime Benefit Description - Determination of Adjustment of Benefit Values".
(6)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
*NOTE:
For contracts with the SecureSource Legacy death benefit, the PBG will be available as a lump sum.
Example — SecureSource 4 Plus Riders/ SecureSource LEGACY RIDERS*
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional paymemts to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	Base Doubler	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percent
At Issue	$100,000	NA	$100,000	$200,000	$100,000	$100,000	$100,000	0.0%	$100,000	$ 5,000	$ 5,000	5% (1)
1	—	—	98,000	200,000	100,000	107,000	107,000	8.4%	100,000	5,350	5,350	5%
2	—	—	105,000	200,000	100,000	114,000	114,000	7.9%	105,000	5,700	5,700	5%
3	—	—	122,000	200,000	122,000 (2)	122,000	122,000	0.0%	122,000	6,100	6,100	5%
4	—	—	115,000	200,000	122,000	130,540	130,540	11.9%	122,000	7,832	7,832	6%
5	—	—	108,000	200,000	122,000	139,080	139,080	22.3%	122,000	6,954	6,954	5% (3)
6	—	—	133,000	200,000	122,000	147,620	147,620	9.9%	133,000	8,857	8,857	6%
7	—	—	135,000	200,000	122,000	156,160	156,160	13.6%	135,000	9,370	9,370	6%
8	—	—	142,000	200,000	122,000	164,700	164,700	13.8%	142,000	9,882	9,882	6%
9	—	—	136,000	200,000	122,000	173,240	173,240	21.5%	142,000	8,662	8,662	5%
10	—	—	147,000	200,000	122,000	181,780	181,780	19.1%	147,000	10,907	10,907	6%
11	—	—			122,000	190,320	190,320	17.5%	157,000	11,419	11,419	6%
12	—	—	163,000	—	122,000	200,000 (4)	200,000	18.5%	163,000	12,000	12,000	6%
12.5	—	12,000	151,000	—	122,000	200,000 (5)	185,276	18.5%	151,000	12,000	—	6%
13	—	—	152,000	—	122,000	200,000	185,276	18.0%	152,000	10,000	10,000	5%
(1)	For the Joint Benefit, the age is based on the younger covered spouse and the Lifetime Payment Percentage is 0.50% lower than shown.
(2)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(3)	The Lifetime Payment Percentage does not include the 1% Income Bonus when the Benefit Determining Percentage is 20% or more.
(4)	The Base Doubler value was greater than the BB (after it was increased by the Annual Credit), the BB is increased to 200,000 and the Base Doubler changes to 0.
(5)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 13th Anniversary.
*NOTE:
For contracts with the SecureSource Legacy death benefit, the PBG will be available as a lump sum.
Example — SecureSource 3 Riders
Assumptions:
•	You purchase the contract with the Single Life benefit and a payment of $100,000 and make no additional payments to the contract.
•	You are the sole owner and also the annuitant. You are age 61.
•	Annual Step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied Annual Step-ups are indicated in bold.

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percentage
At Issue	100,000	NA	100,000	100,000	100,000	100,000	0.0%	100,000	4,500	4,500	4.50%

138    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Contract Duration in Years	Purchase Payments	Partial Withdrawals	Assumed Contract Value	CB	BB	WAB	Benefit Determining Percentage	PBG	ALP	RALP	Lifetime Payment Percentage
1	—	—	98,000	100,000	106,000	106,000	7.5%	100,000	4,770	4,770	4.50%
2	—	—	105,000	100,000	112,000	112,000	6.3%	105,000	5,040	5,040	4.50%
3	—	—	120,000	120,000 (1)	120,000	120,000	0.0%	120,000	5,400	5,400	4.50%
3.5	—	5,400	114,600	120,000	120,000	114,600	0.0%	114,600	5,400	—	4.50%
4	—	—	115,000	120,000	120,000 (2)	115,000	0.0%	115,000	5,400	5,400	4.50%
5	—	—	110,000	120,000	127,200	121,900	9.8%	115,000	5,724	5,724	4.50%
6	—	—	140,000	140,000	140,000	140,000	0.0%	140,000	7,700	7,700	5.50% (3)
7	—	—	120,000	140,000	148,400	148,400	19.1%	140,000	8,162	8,162	5.50%
7.5	—	10,000	110,000	137,699	145,961 (4)	136,033	19.1%	129,671	8,028	—	5.50%
8	—	—	105,000	137,699	145,961	136,033	22.8%	129,671	7,298	7,298	5.00% (5)
9	—	—	116,000	137,699	154,223	143,733	19.3%	129,671	8,482	8,482	5.50%
(1)	Since the contract value was greater than the BB (after it was increased by the Annual Credit), the CB is increased to the contract value and future Annual Credits will be based on the new (higher) Credit Base.
(2)	Since a withdrawal was taken in the previous contract year, the Annual Credit is not available on the 4th Anniversary.
(3)	Because the annual step-up increased the BB on the anniversary and the covered person’s attained age is in a higher age band, the Lifetime Payment Percentage increased.
(4)	The $10,000 withdrawal is greater than the $8,162 RALP allowed under the rider and therefore excess withdrawal processing is applied. Values are reset as described in “Lifetime Benefit Description — Determination of Adjustment of Benefit Values”.
(5)	The Lifetime Payment Percentage does not include the 0.50% Income Bonus when the Benefit Determining Percentage is 20% or more.
Example — Accumulation Protector Benefit
The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.
The example assumes:
•	You purchase the contract (with the Accumulation Protector Benefit rider) with a payment of $100,000.
•	You make no additional purchase payments.
•	You do not exercise the elective step-up option.

End of Contract Year	Partial Surrender (beginning of year)	MCAV Adjustment for Partial Surrender	MCAV	Accumulation Benefit Amount	Hypothetical Assumed Contract Value
1	0	0	100,000	0	110,000
2	0	0	115,200	0	128,000
3	0	0	121,500	0	135,000
4	0	0	121,500	0	118,000
5	0	0	121,500	0	100,000
6	2,000	2,430	119,070	0	122,000
7	0	0	126,000	0	140,000
8	0	0	126,000	0	130,000
9	5,000	4,846	121,154	0	110,000
10	0	0	121,154	16,154	105,000

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    139

Appendix F: Additional Required Minimum Distribution (RMD) Disclosure
This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days’ written notice to you.
For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:
(1)	Each calendar year, if your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the ALP.
•	A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of ALP.
•	The LABA will be reduced by the total of the amount that each withdrawal in the current calendar year exceeds the RALP at the time of each withdrawal, but shall not be reduced to less than zero.
•	Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
•	Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
•	Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series rider.
The ALERMDA is:
(1)	determined by us each calendar year;
(2)	based on your initial purchase payment and not the entire interest value in the calendar year of contract issue and therefore may not be sufficient to allow you to withdraw your RMD without causing an excess withdrawal;
(3)	based on the value of this contract alone on the date it is determined;
(4)	based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and
(5)	based on the company’s understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder as applicable on the effective date of this prospectus, to:
1.	IRAs under Section 408(b) of the Code;
2.	Roth IRAs under Section 408A of the Code;
3.	SIMPLE IRAs under Section 408(p) of the Code;
4.	Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;
5.	Custodial and investment only plans under section 401(a) of the Code;
6.	TSAs under Section 403(b) of the Code.
In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource series rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RALP amount and may result in the reduction of your ALP as described under the excess withdrawal provision of the rider.
In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years.
Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource series rider.

140    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Appendix G: Condensed Financial Information (Unaudited)
The following tables give per-unit information about the financial history of each subaccount representing the lowest and highest total annual variable account expense combinations for each contract. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2017. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.
Variable account charges of 0.95% of the daily net assets of the variable account.
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.10	$1.08	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,825	1,643	1,676	1,226	791	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,590	3,072	2,941	1,377	589	267	93	2	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.73	$1.18	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.73	$1.18	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,653	13,785	12,552	10,397	3,655	—	—	—	—	—

American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47
Accumulation unit value at end of period	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	20,496	22,042	23,479	26,320	29,234	31,529	36,454	41,940	48,731	56,747

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.18	$1.17	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,271	19,437	19,317	15,638	11,699	3,226	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22
Accumulation unit value at end of period	$2.11	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	51,410	47,474	37,714	33,526	33,040	33,359	39,535	45,791	55,353	51,095

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.61	$0.54	$0.72	$0.93	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.61	$0.54	$0.72	$0.93	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,321	1,718	1,625	587	150	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.38	$1.36	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.48	$1.38	$1.36	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,049	14,367	9,669	5,364	2,048	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,796	2,539	2,275	1,150	553	251	40	9	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	885	1,007	1,105	1,051	707	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,410	7,265	5,599	4,707	3,248	1,392	844	229	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.98	$0.89	$0.91	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,150	2,851	2,505	2,761	1,137	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,779	5,901	5,314	5,297	3,910	1,839	1,102	414	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    141

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,467	3,187	2,791	2,668	2,699	2,020	1,190	353	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,397	9,951	6,571	5,034	5,954	1,172	825	694	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,719	9,952	8,478	6,903	4,568	2,838	1,107	225	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,347	6,040	14,061	15,213	15,891	1,475	587	160	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,012	9,706	7,288	5,718	5,271	6,013	3,544	836	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,866	4,306	3,556	1,650	1,074	553	92	23	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03
Accumulation unit value at end of period	$2.03	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	48,132	42,843	40,321	37,322	38,404	40,265	46,053	55,090	65,626	73,795

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,957	8,639	4,608	3,837	2,142	1,603	889	432	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,794	5,110	3,685	1,824	428	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,228	1,875	1,603	682	384	92	91	19	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,662	3,283	2,637	2,007	1,383	354	215	50	—	—

Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,023	4,155	3,028	1,445	889	446	166	44	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,070	2,409	1,990	1,473	533	91	52	32	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,625	1,524	1,310	964	564	193	81	47	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,211	10,308	6,562	4,404	3,947	3,269	1,394	—	—	—

142    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.30	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,622	2,271	2,230	2,463	1,833	836	553	149	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,466	3,503	2,879	2,039	1,116	1,594	1,177	498	—	—

CTIVP SM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,618	3,321	2,338	2,028	1,882	1,851	479	120	—	—

CTIVP SM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,862	5,952	5,051	2,342	1,428	—	—	—	—	—

CTIVP SM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,836	2,688	1,994	1,633	1,568	1,542	739	310	—	—

CTIVP SM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,029	4,541	3,923	2,953	2,042	906	442	140	—	—

CTIVP SM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,438	3,209	3,315	1,719	1,071	459	359	89	—	—

CTIVP SM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.22	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,939	7,682	6,454	5,976	4,938	1,624	1,214	172	—	—
*CTIVP SM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.

CTIVP SM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,862	1,660	931	646	90	—	—	—	—	—

CTIVP SM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,839	1,651	853	660	432	162	101	15	—	—

CTIVP SM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,100	1,022	761	406	298	177	51	6	—	—

CTIVP SM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,336	1,169	1,232	773	655	445	380	103	—	—

CTIVP SM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,873	4,997	3,384	2,363	1,292	425	287	33	—	—

CTIVP SM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,068	1,056	1,232	860	771	700	442	57	—	—

CTIVP SM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,807	5,794	5,380	2,748	1,496	533	369	28	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    143

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVP SM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,736	1,619	1,813	987	635	123	59	6	—	—

CTIVP SM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,268	1,596	1,375	1,418	1,032	618	230	26	—	—

CTIVP SM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,428	2,176	1,011	575	549	756	268	35	—	—

CTIVP SM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,921	3,322	1,963	1,157	857	588	340	45	—	—

CTIVP SM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,939	5,700	2,506	1,014	613	308	172	74	—	—

CTIVP SM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,817	2,339	2,001	1,080	663	328	156	46	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,013	6,466	7,133	7,736	6,629	2,284	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20
Accumulation unit value at end of period	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	52,141	55,327	63,576	70,307	76,647	84,137	102,175	120,336	167,696	237,020

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33
Accumulation unit value at end of period	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	24,758	27,539	31,976	37,014	43,257	50,560	63,182	76,313	106,479	136,525

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$0.98	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,762	19,832	14,724	10,509	2,729	—	—	—	—	—

Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,704	11,610	11,688	12,796	4,629	—	—	—	—	—

Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53
Accumulation unit value at end of period	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	12,378	13,740	15,352	17,372	20,113	22,778	27,767	33,994	39,361	47,292

Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34
Accumulation unit value at end of period	$4.91	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	7,861	8,759	9,355	11,090	12,772	14,443	18,246	22,799	28,730	36,256

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,992	1,788	1,401	382	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$0.97	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,957	10,172	8,537	7,340	4,139	—	—	—	—	—

144    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$1.13	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,818	5,182	7,482	8,642	5,339	—	—	—	—	—

Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,421	16,815	12,008	5,319	1,772	—	—	—	—	—

Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.21	$1.18	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.17	$1.21	$1.18	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,742	1,845	2,160	2,244	1,944	60	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06
Accumulation unit value at end of period	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	5,586	6,279	7,362	7,359	9,102	10,929	13,639	18,753	168,562	128,192

Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.14	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.15	$1.13	$1.14	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,938	2,834	3,086	2,470	1,416	—	—	—	—	—

MFS ® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22
Accumulation unit value at end of period	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	13,841	15,339	17,604	21,703	22,161	24,763	28,483	30,235	35,891	43,832

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20
Accumulation unit value at end of period	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	3,608	3,758	4,823	5,706	6,523	7,547	11,091	11,306	12,049	11,266

Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,194	663	545	484	362	191	137	12	—	—

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.93	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,066	1,043	1,028	390	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59
Accumulation unit value at end of period	$2.82	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	12,158	11,402	12,573	12,255	13,330	14,055	16,697	18,638	21,263	24,950

Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25
Accumulation unit value at end of period	$1.68	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	48,596	56,033	71,089	87,326	106,841	136,644	159,925	193,872	350,910	395,298

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39
Accumulation unit value at end of period	$2.99	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	8,737	8,661	9,200	8,752	8,651	8,534	9,937	12,889	15,634	18,861

PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12
Accumulation unit value at end of period	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	14,975	16,963	21,291	30,891	40,275	51,223	49,462	49,921	127,629	131,661

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,023	938	1,206	1,023	1,373	1,076	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$0.99	$1.00	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,970	5,911	4,281	3,259	2,683	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    145

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.96	$0.94	$0.99	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,265	9,937	10,469	9,367	5,007	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.54	$0.71	$0.77	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.79	$0.54	$0.71	$0.77	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,826	3,808	2,337	1,658	856	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169,477	176,564	194,758	199,324	205,762	177,549	153,074	45,018	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,492	4,924	4,306	3,874	2,717	1,263	833	244	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91,597	101,651	94,924	100,672	134,759	211,589	152,207	39,107	—	—

Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,418	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,550	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.04	$1.02	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196,362	173,746	84,219	47,213	23,356	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.05	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	559,214	545,537	342,067	214,158	98,193	—	—	—	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.16	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.11	$1.16	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,565,618	3,079,934	2,461,500	1,530,962	541,712	—	—	—	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.20	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,348,661	5,069,930	4,166,843	3,245,376	2,279,309	956,051	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,240,606	1,265,648	1,290,607	1,313,689	1,372,194	1,323,161	1,036,629	372,331	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	606,530	641,719	690,999	712,898	755,350	671,792	586,675	199,756	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	272,779	289,627	299,356	321,778	370,454	457,930	335,257	125,196	—	—

Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,599	2,406	1,400	742	762	1,027	678	437	—	—

146    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,098	976	1,055	765	536	295	193	10	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,509	1,159	976	838	748	447	224	132	—	—

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46,011	5,179	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	515,181	92,936	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379,986	48,868	—	—	—	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42
Accumulation unit value at end of period	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	5,087	5,903	6,749	7,586	9,027	10,721	13,842	9,802	11,212	13,585

Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32
Accumulation unit value at end of period	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	7,126	7,160	7,984	7,461	8,750	10,201	12,890	18,266	20,853	19,000

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,339	2,430	2,464	1,908	770	—	—	—	—	—
Variable account charges of 1.45% of the daily net assets of the variable account.
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.06	$1.09	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	68	125	150	95	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22
Accumulation unit value at end of period	$2.51	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	307	276	222	125	66	204	65	21	25	50

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.72	$1.17	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.72	$1.17	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	679	733	612	472	141	—	—	—	—	—

American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08
Accumulation unit value at end of period	$1.99	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	840	807	858	897	960	914	1,036	1,001	881	939

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.16	$1.16	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,858	1,785	1,580	1,019	438	37	—	—	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13
Accumulation unit value at end of period	$1.85	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,598	2,667	1,927	1,176	918	518	547	809	907	375

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    147

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.54	$0.71	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.59	$0.54	$0.71	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	27	26	51	49	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.36	$1.34	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.45	$1.36	$1.34	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	767	589	392	218	85	—	—	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	187	185	109	35	25	9	—	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.89	$0.91	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.86	$0.89	$0.91	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	88	146	90	229	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	414	441	321	296	137	59	31	—	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	374	279	233	224	152	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	420	306	299	262	218	105	94	53	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	130	191	155	200	195	80	23	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	151	744	1,021	700	402	262	101	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	714	653	631	509	473	343	122	52	—	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	458	423	997	1,105	1,199	210	120	29	—	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	517	551	539	500	379	538	322	30	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	197	161	79	67	44	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18
Accumulation unit value at end of period	$2.22	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	1,555	1,245	1,113	893	538	502	397	470	728	476

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	599	510	293	285	531	605	129	30	—	—

148    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.98	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.98	$0.97	$0.98	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	401	378	177	88	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	94	84	37	32	19	7	1	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	162	118	33	32	26	12	13	—	—

Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	399	358	245	50	48	27	35	12	—	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	125	133	154	73	47	17	14	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	26	23	23	11	—	—	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	684	463	316	309	350	177	95	—	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.22	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	51	48	90	60	68	54	56	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	222	245	299	172	179	172	202	144	—	—

CTIVP SM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	226	105	53	59	32	—	12	—	—

CTIVP SM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.10	$1.11	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$1.10	$1.11	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	304	398	443	107	89	—	—	—	—	—

CTIVP SM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	240	239	202	222	353	119	34	—	—

CTIVP SM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	242	220	138	131	35	22	—	—	—

CTIVP SM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	121	97	74	54	22	12	—	—	—

CTIVP SM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.19	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	647	586	689	879	1,223	353	288	94	—	—
*CTIVP SM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    149

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVP SM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.03	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.00	$0.98	$1.03	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	69	19	6	25	—	—	—	—	—

CTIVP SM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	72	42	31	22	1	—	—	—	—

CTIVP SM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	63	62	47	18	15	3	—	—	—

CTIVP SM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	91	86	74	72	31	12	13	—	—

CTIVP SM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00	—	—
Accumulation unit value at end of period	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	264	165	160	158	73	57	25	—	—

CTIVP SM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	61	73	71	49	11	10	—	—	—

CTIVP SM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	190	195	106	43	19	23	34	—	—

CTIVP SM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	34	25	21	88	1	—	—	—	—

CTIVP SM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	115	145	131	116	104	64	51	—	—

CTIVP SM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	375	249	233	145	179	280	27	13	—	—

CTIVP SM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	117	85	38	20	18	12	22	—	—

CTIVP SM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	414	441	514	88	51	51	26	25	—	—

CTIVP SM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	178	200	94	86	59	3	—	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	182	275	203	60	10	—	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27
Accumulation unit value at end of period	$2.16	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	2,865	2,838	2,933	2,752	2,772	2,690	2,701	3,123	4,857	9,818

150    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity ® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24
Accumulation unit value at end of period	$2.27	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	996	1,109	1,119	1,125	988	1,110	1,256	1,724	3,813	6,011

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.96	$1.00	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.03	$0.96	$1.00	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,109	1,341	1,024	631	311	—	—	—	—	—

Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.13	$1.01	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,854	1,789	2,141	2,097	361	—	—	—	—	—

Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17
Accumulation unit value at end of period	$1.65	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	458	472	616	557	626	902	1,011	1,148	1,338	1,691

Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05
Accumulation unit value at end of period	$2.10	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	211	224	253	281	367	401	462	700	717	685

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.90	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	56	57	—	—	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$0.96	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	925	877	982	764	620	—	—	—	—	—

Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.97	$1.01	$1.12	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	615	637	905	810	713	—	—	—	—	—

Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	979	1,280	1,061	416	187	—	—	—	—	—

Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.19	$1.17	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.14	$1.19	$1.17	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	83	216	159	55	5	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	304	308	389	282	366	519	591	593	9,009	7,617

Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.11	$1.13	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	114	201	379	300	—	—	—	—	—

MFS ® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56
Accumulation unit value at end of period	$2.23	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	707	751	867	968	859	903	953	901	892	1,003

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30
Accumulation unit value at end of period	$2.09	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	89	115	156	219	198	214	203	159	215	268

Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20
Accumulation unit value at end of period	$2.12	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	41	42	47	90	76	26	35	32	59	84

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    151

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.90	$0.92	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	128	111	—	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22
Accumulation unit value at end of period	$2.05	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	414	466	608	529	600	520	588	662	679	693

Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16
Accumulation unit value at end of period	$1.49	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,171	2,464	2,803	3,657	4,997	6,210	7,215	8,228	20,034	21,803

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07
Accumulation unit value at end of period	$2.19	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	318	266	328	293	247	249	302	320	266	350

PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14
Accumulation unit value at end of period	$1.55	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	664	676	795	1,212	1,857	3,141	2,838	2,685	7,054	9,430

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	30	30	30	144	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.99	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$0.97	$0.99	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	674	522	459	413	345	—	—	—	—	—

Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.92	$0.98	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.94	$0.92	$0.98	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	546	562	683	647	510	—	—	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.85	$0.77	$0.53	$0.71	$0.76	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	64	34	35	18	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,353	4,946	6,341	7,140	5,713	4,970	5,014	476	—	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.72	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	249	161	192	111	108	73	59	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,898	9,620	9,116	10,238	16,283	18,372	12,111	3,775	—	—

Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,360	3,307	2,334	1,046	807	—	—	—	—	—

152    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.04	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,704	8,333	7,181	4,376	2,147	—	—	—	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.12	$1.10	$1.15	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,188	11,881	12,098	8,344	2,515	—	—	—	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.18	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,611	25,760	25,548	20,925	12,152	5,776	—	—	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70,598	72,165	74,996	77,754	79,491	67,842	58,637	23,094	—	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,341	29,087	32,803	34,152	33,555	32,489	29,585	7,132	—	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,766	23,839	21,997	23,803	26,092	26,691	21,112	8,769	—	—

Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	157	145	155	128	225	139	57	51	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	24	24	23	15	—	1	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	30	23	22	23	14	3	1	—	—

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	358	—	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,725	158	—	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,762	331	—	—	—	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17
Accumulation unit value at end of period	$2.28	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	132	87	125	173	181	293	534	70	55	67

Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28
Accumulation unit value at end of period	$2.51	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	178	194	254	302	301	335	344	388	377	334

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.98	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$0.91	$0.98	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	518	454	435	268	45	—	—	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    153

Variable account charges of 1.70% of the daily net assets of the variable account.
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	27	27	—	—	—	—	—

AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	8	15	25	11	10	14	10	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	158	168	155	81	—	—	—

American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	131	136	56	63	36	29	32	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	363	284	244	134	1	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	576	585	337	101	56	—	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.72	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260	253	163	143	51	—	—	—

Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	39	47	50	17	—	37	—	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	15	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	138	194	175	103	55	2	41	20

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	27	2	2	23	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	46	59	39	34	40	48	36	51

Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	28	28	7	9	58	48	50	35

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	236	71	—	61	2	19	—	—

154    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	181	204	178	112	125	101	94	5

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	76	131	102	153	141	106	79	35

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	182	168	46	31	41	276	121	54

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	124	115	89	47	59	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	295	142	189	70	34	—	—	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	296	281	280	236	209	202	253	72

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	61	84	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	34	38	63	46	41	—	—	—

Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	24	25	30	18	4	1	1	—

Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	97	54	36	11	2	44	1	50

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	56	78	66	63	44	64	—	20

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	15	23	23	21	1	—	—	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	146	164	99	98	197	145	108	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.18	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	12	6	35	15	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	146	131	75	39	43	43	43	211

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    155

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP SM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	73	63	19	77	89	51	32	8

CTIVP SM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	42	42	—	—	—

CTIVP SM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	67	131	105	91	100	108	94	36

CTIVP SM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	63	143	106	105	31	10	17	31

CTIVP SM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	16	19	—	9	30	36	44	—

CTIVP SM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.17	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	110	219	233	298	316	142	184	7
*CTIVP SM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.

CTIVP SM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	2	—	—	—	—	—	—

CTIVP SM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	51	30	16	18	20	18	29	—

CTIVP SM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	34	34	34	34	34	17	16	—

CTIVP SM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	21	21	8	—	9	40	1	—

CTIVP SM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	108	124	90	69	41	5	10	—

CTIVP SM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	49	43	46	47	59	67	—

CTIVP SM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	27	57	87	19	7	6	16	1

CTIVP SM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	20	19	15	—	2	1	1	—

CTIVP SM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	20	27	39	4	5	11	—

156    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
CTIVP SM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	15	48	61	31	37	19	37	18

CTIVP SM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	50	32	31	8	33	32	46	3

CTIVP SM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	72	75	1	2	5	6	—	—

CTIVP SM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	30	30	23	17	12	37	4	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	67	45	87	95	—	—	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.31	$1.93	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	192	211	165	135	110	61	41	47

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$2.15	$1.81	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	72	71	43	71	60	38	37	32

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	111	133	97	41	—	—	—

Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	242	277	292	213	54	—	—	—

Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	27	28	21	7	7	27	25	—

Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	80	104	36	44	11	10	11	19

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	19	44	—	—	—	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	150	117	65	6	—	—	—

Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	33	200	215	18	—	—	—

Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	82	53	40	27	—	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    157

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.15	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	30	32	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

Janus Henderson Research Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	19	24	12	5	—	3	—	20

Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	155	475	565	72	—	—	—

MFS ® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	76	91	84	175	109	60	60	23

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1	5	15	19	8	6	7	32

Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	6	3	2	2	—

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	24	125	24	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	43	102	88	83	1	2	1	—

Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	108	88	124	119	—	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12	2	3	24	16	1	1	—

PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	4	4	37	58	256	136	35

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.97	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	96	83	122	104	—	—	—

Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	141	142	80	34	—	—	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.53	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.84	$0.76	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	6	6	6	6	—	—	—

158    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	398	398	365	260	177	197	178	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	48	65	59	73	53	13	12	27

Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,222	3,879	4,488	4,746	4,786	4,524	4,417	1,365

Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	746	663	575	117	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,198	2,459	1,701	207	—	—	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	561	611	741	256	257	—	—	—

Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,478	7,839	7,105	3,310	1,245	795	—	—

Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	10,390	10,137	9,954	8,562	6,420	5,683	4,862	657

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,348	2,682	2,237	1,599	1,060	595	301	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,886	7,277	7,268	6,269	3,417	3,282	2,963	1,016

Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	53	99	97	80	85	24	21	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11	7	10	4	1	—	2	32

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    159

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	324	41	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	519	80	—	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	58	89	91	96	96	56	64	32

Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	24	23	89	94	92	71	47	32

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	27	29	54	99	—	—	—
Variable account charges of 1.85% of the daily net assets of the variable account.
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.20	$1.07	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	126	104	104	28	—	—

AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$2.09	$1.62	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—

ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.95	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	—

American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.40	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.76	$1.65	$1.40	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	60	44	44	21	—	—

BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	116	120	145	56	—	—

Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	341	268	78	45	—	—

Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.58	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$1.71	$1.43	$1.35	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	53	55	29	31	—	—

160    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.44	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.86	$1.53	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	3	2	—

Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.84	$0.88	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.85	$0.84	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	15	27	175	179	72	—

Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.87	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.89	$0.87	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$0.89	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	13	—	—

Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.83	$0.85	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	29	1	73	78	78	—

Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.25	$1.20	$1.10	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	13	26	93	97	107	—

Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.05	$1.04	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.45	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	93	57	57	57	41	—

Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	47	43	43	24	—	—

Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.05	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.33	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.61	$1.33	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	12	5	5	21	2	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    161

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.44	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	30	32	34	—

Columbia Variable Portfolio – Overseas Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	8	6	16	2	—

Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.40	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.45	$1.53	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.79	$1.62	$1.45	$1.53	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	5	5	3	2	—

Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	34	17	—	—

Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.37	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.44	$1.25	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.99	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	30	12	12	12	—	—

CTIVP SM – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

CTIVP SM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.08	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$0.94	$0.97	$1.08	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1	18	9	9	2	—

CTIVP SM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—

CTIVP SM – CenterSquare Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—	—	—

CTIVP SM – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	79	17	17	17	—	—

CTIVP SM – Eaton Vance Floating-Rate Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.03	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.08	$1.00	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	47	—	—
*CTIVP SM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.

CTIVP SM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$1.20	$0.99	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

CTIVP SM – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.99	$1.53	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—

162    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
CTIVP SM – Los Angeles Capital Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.42	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.75	$1.36	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

CTIVP SM – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.34	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.71	$1.45	$1.34	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—

CTIVP SM – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.44	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.85	$1.60	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	266	49	78	81	30	—

CTIVP SM – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.76	$1.35	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

CTIVP SM – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.09	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	34	34	18	18	—	—

CTIVP SM – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

CTIVP SM – T. Rowe Price Large Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.61	$1.42	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	15	17	46	47	31	—

CTIVP SM – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

CTIVP SM – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.49	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$2.00	$1.76	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—

CTIVP SM – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	25	24	25	—	—

CTIVP SM – Westfield Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.57	$1.30	$1.28	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	—	—

Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.91	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.99	$0.94	$0.91	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	3	—

Fidelity ® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.41	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	44	51	55	51	6	—

Fidelity ® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.35	$1.40	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.75	$1.48	$1.35	$1.40	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	89	36	36	52	—	—

Fidelity ® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.07	$1.01	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	66	37	42	24	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    163

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.20	$1.12	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	111	111	99	83	15	—

Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.29	$1.38	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.57	$1.47	$1.29	$1.38	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	19	16	17	33	—	—

Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.28	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.78	$1.63	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.88	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	25	25	—	—

Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.12	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	54	54	43	19	107	—

Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.11	$0.96	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	101	148	57	—	—

Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.99	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	2	13	12	12	1	—

Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.18	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.13	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

Janus Henderson Research Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	11	—	—

Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.32	$1.11	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	—	—	—

MFS ® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.16	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	100	49	102	116	6	—

Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.15	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.78	$1.53	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.37	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

164    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.01	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	28	26	26	19	—	—

Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.43	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.85	$1.65	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	3	4	—

PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.93	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.14	$1.03	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$0.95	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.00	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	79	77	77	71	52	—

Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.91	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.92	$0.92	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	22	23	8	—

VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.83	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	248	214	214	214	214	—

Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.46	$1.13	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	20	9	9	9	—	—

Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.06	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	377	450	382	429	348	—

Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.07	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	2,126	2,089	1,710	883	—	—

Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.13	$1.04	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	401	579	664	388	—	—

Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.27	$1.10	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	81	81	269	82	—	—

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    165

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)
Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	385	518	602	568	127	85

Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,751	3,471	3,781	3,517	1,607	—

Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	263	324	405	393	242	—

Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.08	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,174	2,324	2,316	2,101	972	—

Variable Portfolio – Partners Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	24	24	23	24	—	—

Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.46	$1.26	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.21	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.74	$1.47	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.65	$1.33	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	—	—

Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$1.08	$1.02	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	6	6	6	—

166    RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus

Table of Contents of the Statement of Additional Information
Calculating Annuity Payouts	p. 3
Rating Agencies	p. 4
Principal Underwriter	p. 4
Service Providers	p. 4
Independent Registered Public Accounting Firm	p. 5
Condensed Financial Information (Unaudited)	p. 6
Financial Statements

RiverSource RAVA 5 Advantage / RAVA 5 Select / RAVA 5 Access Variable Annuity — Prospectus    167

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1-800-862-7919
RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, Inc.
©2008-2018 RiverSource Life Insurance Company. All rights reserved.
S-6594 CD (4/18)

PART B.

STATEMENT OF ADDITIONAL INFORMATION FOR

RIVERSOURCE® RETIREMENT ADVISOR VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR ADVANTAGE PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ADVANTAGE® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 SELECT® VARIABLE ANNUITY

RIVERSOURCE® RETIREMENT ADVISOR 4 ACCESS® VARIABLE ANNUITY

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed prior to April 30, 2012)

RIVERSOURCE® RAVA 5 ADVANTAGE® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 SELECT® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® RAVA 5 ACCESS® VARIABLE ANNUITY

(Offered for contract applications signed on or after April 29, 2013)

RIVERSOURCE® FLEXIBLE PORTFOLIO ANNUITY

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT I

RIVERSOURCE® RETIREMENT GROUP ANNUITY CONTRACT II

RIVERSOURCE VARIABLE ACCOUNT 10

April 30, 2018

RiverSource Variable Account 10 is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.

This SAI contains financial information for all the subaccounts of RiverSource Variable Account 10. Not all subaccounts of RiverSource Variable Account 10 apply to your specific contract.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

S-6325 CD (4/18)

2	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Calculating Annuity Payouts

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payout, we:

•	determine the dollar value of your contract on the valuation date and deduct any applicable premium tax; then

•	apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

•	the annuity unit value on the valuation date; by

•	the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

•	the net investment factor; and

•	the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

•	adding the fund’s current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

•	take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

•	using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	3

Rating Agencies

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency’s estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life, see “Investor Relations — Financial Information — Credit Ratings” on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best	www.ambest.com

Moody’s	www.moodys.com

Standard & Poor’s	www.standardandpoors.com

A.M. Best — Rates insurance companies for their financial strength.

Moody’s — Rates insurance companies for their financial strength.

Standard & Poor’s  — Rates insurance companies for their financial strength.

Principal Underwriter

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). RiverSource Distributors is not required to sell any specific number or dollar amount of securities, but will use its best efforts to sell the securities offered. The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with RiverSource Life and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors by RiverSource Life for the variable accounts in 2017 was $399,726,740, in 2016 was $403,351,214 and in 2015 was $425,969,636. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.

Service Providers

Our Service Center performs certain administrative services on the contracts and policies we issue. The address and telephone number of our Service Center are listed on the first page of the prospectus.

We also have entered into agreements with the following affiliated entities to provide the identified services in connection with the contracts and policies we issue. The entities engaged by RiverSource Life may change over time. We may modify, terminate, or enter into new arrangements with third party service providers at any time.

Affiliated entities that provide a significant amount of services to RiverSource Life are listed in the table below, along with a description of the services provided and the basis for remuneration.

Name of Service Provider	Services Provided	Basis for Remuneration
Ameriprise Financial, Inc. (“AFI”)	Business affairs management and administrative support related to new business and servicing of existing contracts and policies	Expense allocation based primarily on policies in force, secondarily on policies issued or cash sales (for acquisition expenses).

Ameriprise India Private Limited (“Amp India”)	Administrative support related to new business and servicing of existing contracts and policies	Head count

The aggregate dollar amount paid to AFI by RiverSource Life for the services provided in 2017 was $23,506,861, in 2016 was $25,131,033 and in 2015 was $36,662,615.

The aggregate dollar amount paid to Amp India by RiverSource Life for the services provided in 2017 was $2,011,469, in 2016 was $1,717,767 and in 2015 was $0.

4	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Independent Registered Public Accounting Firm

The consolidated financial statements of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2017 and December 31, 2016 and for each of the three years in the period ended December 31, 2017 and the financial statements of each of the divisions of RiverSource Variable Account 10 as of December 31, 2017 and for the period then ended and the statement of changes in net assets for the period ended December 31, 2016 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	5

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.12	$1.09	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	69	39	46	33	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71	$1.36
Accumulation unit value at end of period	$1.91	$1.41	$1.43	$1.40	$1.34	$1.10	$0.97	$1.28	$1.08	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	11	22	24	34	37	48	60	76	69	49
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$2.16	$1.96	$1.94	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81	$1.37
Accumulation unit value at end of period	$2.55	$2.16	$1.96	$1.94	$1.79	$1.33	$1.14	$1.08	$0.97	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	189	201	243	196	213	310	314	321	388	452
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.79	$1.81	$1.78	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24	$2.68
Accumulation unit value at end of period	$2.23	$1.79	$1.81	$1.78	$1.91	$1.57	$1.38	$1.72	$1.66	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	314	356	518	527	675	856	982	1,076	1,925	3,352
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$0.73	$1.19	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.03	$0.73	$1.19	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	286	318	513	440	223	—	—	—	—	—
American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.44	$1.54	$1.53	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85	$1.54
Accumulation unit value at end of period	$1.88	$1.44	$1.54	$1.53	$1.63	$1.34	$1.11	$1.27	$1.13	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	4	4	4	10	10	20
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.57	$1.67	$1.67	$1.78	$1.47	$1.22	$1.39	$1.24	$0.93	$1.70
Accumulation unit value at end of period	$2.04	$1.57	$1.67	$1.67	$1.78	$1.47	$1.22	$1.39	$1.24	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	211	312	286	281	141	48	48	65	263	286
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68	$0.90
Accumulation unit value at end of period	$2.34	$2.11	$1.73	$1.76	$1.53	$1.18	$1.02	$1.04	$0.88	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	259	217	155	425	445	385	101	153	1,289	1,327
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69	$1.20
Accumulation unit value at end of period	$2.60	$1.98	$1.91	$1.81	$1.65	$1.21	$1.07	$1.07	$0.93	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	160	164	199	189	81	80	98	73	91	72
American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$3.38	$2.82	$2.95	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30	$1.79
Accumulation unit value at end of period	$3.66	$3.38	$2.82	$2.95	$2.63	$2.00	$1.76	$1.75	$1.55	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	66	120	104	102	132	108	249	232	259	524
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.82	$2.36	$2.47	$2.20	$1.68	$1.48	$1.47	$1.31	$1.10	$1.51
Accumulation unit value at end of period	$3.05	$2.82	$2.36	$2.47	$2.20	$1.68	$1.48	$1.47	$1.31	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	156	198	296	329	374	431	570	525	469	483
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.19	$1.17	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.21	$1.17	$1.19	$1.17	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	96	82	155	130	103	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (05/01/2000)
Accumulation unit value at beginning of period	$1.68	$1.56	$1.61	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79	$1.16
Accumulation unit value at end of period	$1.87	$1.68	$1.56	$1.61	$1.47	$1.26	$1.14	$1.10	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	2	5	6	6	10	24
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60	$1.02
Accumulation unit value at end of period	$2.38	$1.93	$1.83	$1.93	$1.86	$1.27	$1.07	$1.06	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	117	113	107	101	46	73	49	109	136	127
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.99	$1.88	$1.86	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88	$1.26
Accumulation unit value at end of period	$2.27	$1.99	$1.88	$1.86	$1.70	$1.41	$1.24	$1.22	$1.09	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	734	750	530	441	428	363	580	634	733	602

6	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.61	$0.55	$0.73	$0.93	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.62	$0.61	$0.55	$0.73	$0.93	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	34	4	1	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.50	$1.39	$1.36	$1.22	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.82	$1.50	$1.39	$1.36	$1.22	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352	374	385	191	42	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.60	$1.49	$1.49	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57	$0.99
Accumulation unit value at end of period	$1.97	$1.60	$1.49	$1.49	$1.30	$0.97	$0.86	$0.82	$0.70	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	197	261	366	359	386	508	464	565	877	1,397
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.93	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.89	$0.91	$0.93	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	24	43	1	1	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.76	$2.44	$2.53	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16	$1.96
Accumulation unit value at end of period	$3.13	$2.76	$2.44	$2.53	$2.31	$1.83	$1.62	$1.71	$1.47	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	875	953	1,139	1,308	1,443	1,536	1,770	2,153	7,610	8,565
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.90	$0.91	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.99	$0.90	$0.91	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	450	124	101	89	43	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.32	$2.23	$2.46	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33	$2.90
Accumulation unit value at end of period	$3.40	$2.32	$2.23	$2.46	$2.53	$2.59	$2.16	$2.75	$2.31	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	635	574	695	703	738	743	843	1,028	1,522	2,437
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.69	$1.72	$1.84	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55	$1.56
Accumulation unit value at end of period	$1.78	$1.69	$1.72	$1.84	$1.84	$2.01	$1.90	$1.82	$1.72	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	235	349	392	578	726	1,005	1,122	1,599	3,215	2,861
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.19	$1.20	$1.21	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25	$1.22
Accumulation unit value at end of period	$1.19	$1.19	$1.20	$1.21	$1.21	$1.22	$1.23	$1.23	$1.24	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	2,776	243	493	825	441	309	514	613	2,492	10,988
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.62	$2.36	$2.40	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05	$1.41
Accumulation unit value at end of period	$2.77	$2.62	$2.36	$2.40	$2.32	$2.20	$1.91	$1.82	$1.61	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	477	540	650	740	847	722	695	706	639	713
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$2.13	$1.93	$1.96	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95	$1.17
Accumulation unit value at end of period	$2.25	$2.13	$1.93	$1.96	$1.90	$1.82	$1.59	$1.51	$1.34	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	717	968	934	984	924	2,007	1,306	1,132	5,111	2,233
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.95	$1.87	$1.88	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33	$1.43
Accumulation unit value at end of period	$2.01	$1.95	$1.87	$1.88	$1.79	$1.85	$1.73	$1.63	$1.51	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	605	648	976	1,053	1,574	2,726	2,923	3,828	10,140	8,140
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.22	$1.21	$1.12	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42	$0.75
Accumulation unit value at end of period	$1.55	$1.22	$1.21	$1.12	$0.99	$0.76	$0.64	$0.66	$0.57	$0.42
Number of accumulation units outstanding at end of period (000 omitted)	812	837	1,330	1,230	1,278	1,240	1,358	1,192	2,260	2,601
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.79	$1.62	$1.61	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66	$1.05
Accumulation unit value at end of period	$2.16	$1.79	$1.62	$1.61	$1.43	$1.09	$0.95	$0.94	$0.83	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	247	265	774	255	185	209	127	314	741	1,447
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.96	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	79	37	48	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.01	$0.99	$1.00	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63	98	83	189	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	7

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$2.19	$2.16	$2.06	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78	$1.41
Accumulation unit value at end of period	$2.68	$2.19	$2.16	$2.06	$1.93	$1.48	$1.34	$1.58	$1.26	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	76	74	77	72	90	128	124	238	363	242
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.46	$2.17	$2.30	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82	$1.50
Accumulation unit value at end of period	$2.78	$2.46	$2.17	$2.30	$2.06	$1.50	$1.28	$1.40	$1.15	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	224	259	342	346	370	385	467	338	1,292	1,658
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.20	$1.28	$1.23	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76	$1.28
Accumulation unit value at end of period	$1.51	$1.20	$1.28	$1.23	$1.35	$1.11	$0.95	$1.09	$0.96	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	450	658	411	396	323	346	363	399	910	1,080
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.38	$2.00	$2.12	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81	$1.34
Accumulation unit value at end of period	$2.87	$2.38	$2.00	$2.12	$1.91	$1.40	$1.18	$1.21	$1.01	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	52	115	211	272	282	205	198	120	195	67
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$3.29	$2.91	$3.02	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04	$1.70
Accumulation unit value at end of period	$3.67	$3.29	$2.91	$3.02	$2.87	$1.94	$1.66	$1.82	$1.44	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	87	98	100	176	127	126	152	71	57	113
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.50	$1.47	$1.46	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30	$1.34
Accumulation unit value at end of period	$1.54	$1.50	$1.47	$1.46	$1.39	$1.42	$1.41	$1.39	$1.36	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	101	530	984	1,089	234	494	1,843	1,670	825	1,394
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75	$1.13
Accumulation unit value at end of period	$0.54	$0.53	$0.48	$0.64	$0.78	$0.87	$0.90	$1.03	$0.89	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	386	429	460	478	635	624	617	533	605	506
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.12	$1.13	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$1.12	$1.13	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	410	429	248	52	32	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.45	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13	$1.13
Accumulation unit value at end of period	$1.56	$1.53	$1.42	$1.45	$1.34	$1.43	$1.36	$1.24	$1.20	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	399	416	465	466	581	768	1,132	1,988	5,705	2,307
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.05	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.04	$1.00	$1.05	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	26	281	10	3	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	507	618	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.63	$1.50	$1.50	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69	$1.13
Accumulation unit value at end of period	$1.95	$1.63	$1.50	$1.50	$1.35	$1.06	$0.96	$1.00	$0.90	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	100	109	275	271	183	200	264	276	7,045	4,641
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.76	$2.30	$2.31	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86	$1.37
Accumulation unit value at end of period	$3.18	$2.76	$2.30	$2.31	$2.07	$1.53	$1.32	$1.42	$1.17	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	83	140	143	132	173	125	127	115	176	74
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	4	1	110	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.03	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.00	$0.96	$1.03	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	84	221	265	160	60	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2006)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76	$1.04
Accumulation unit value at end of period	$1.45	$1.41	$1.30	$1.32	$1.32	$1.28	$1.20	$1.18	$1.08	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	1,997	2,210	1,326	1,701	3,678	1,490	1,730	1,433	2,787	2,025

8	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69	$1.21
Accumulation unit value at end of period	$2.25	$1.86	$1.74	$1.74	$1.57	$1.20	$1.04	$1.08	$0.93	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,064	1,286	1,842	1,783	1,861	2,280	2,496	2,532	4,368	8,518
Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$2.11	$1.83	$1.88	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75	$1.30
Accumulation unit value at end of period	$2.45	$2.11	$1.83	$1.88	$1.72	$1.29	$1.10	$1.09	$0.95	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	154	76	66	70	71	67	87	92	148	226
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.27	$1.97	$2.03	$1.85	$1.40	$1.19	$1.18	$1.04	$0.82	$1.42
Accumulation unit value at end of period	$2.63	$2.27	$1.97	$2.03	$1.85	$1.40	$1.19	$1.18	$1.04	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	98	102	117	148	338	454	438	473	805	963
Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$6.23	$5.59	$5.71	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21	$3.68
Accumulation unit value at end of period	$7.48	$6.23	$5.59	$5.71	$5.40	$3.99	$3.50	$3.94	$3.08	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	73	78	87	89	104	105	162	195	298	492
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$4.00	$3.59	$3.67	$3.48	$2.58	$2.26	$2.55	$1.99	$1.43	$2.39
Accumulation unit value at end of period	$4.79	$4.00	$3.59	$3.67	$3.48	$2.58	$2.26	$2.55	$1.99	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	505	589	823	762	894	1,062	1,077	1,379	2,734	3,823
Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.43	$1.51	$1.47	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89	$1.59
Accumulation unit value at end of period	$1.84	$1.43	$1.51	$1.47	$1.61	$1.24	$1.03	$1.26	$1.12	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	16	22	21	24	25	15	20	20	28	48
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.71	$1.81	$1.76	$1.93	$1.49	$1.25	$1.52	$1.35	$1.08	$1.93
Accumulation unit value at end of period	$2.20	$1.71	$1.81	$1.76	$1.93	$1.49	$1.25	$1.52	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	215	212	343	320	359	344	464	548	558	771
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$0.99	$1.01	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	44	91	43	59	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.91	$2.91	$2.91	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48	$2.58
Accumulation unit value at end of period	$3.20	$2.91	$2.91	$2.91	$2.54	$2.50	$1.97	$2.10	$1.75	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	216	347	369	255	182	170	163	203	232	262
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.12	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.17	$1.03	$1.12	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	143	318	271	25	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.26	$1.96	$2.07	$1.95	$1.53	$1.34	$1.36	$1.23	$0.98	$1.57
Accumulation unit value at end of period	$2.44	$2.26	$1.96	$2.07	$1.95	$1.53	$1.34	$1.36	$1.23	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	171	172	205	163	147	255	264	354	525	670
Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$4.80	$3.71	$4.03	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61	$2.42
Accumulation unit value at end of period	$5.28	$4.80	$3.71	$4.03	$4.02	$2.97	$2.52	$2.64	$2.07	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	180	215	221	321	286	301	212	215	352	465
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$4.79	$4.24	$4.69	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74	$2.78
Accumulation unit value at end of period	$5.29	$4.79	$4.24	$4.69	$4.15	$3.14	$2.67	$2.86	$2.30	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	261	313	383	393	406	448	611	738	922	1,060
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.92	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	389	410	410	54	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$3.44	$2.81	$2.88	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09	$1.66
Accumulation unit value at end of period	$3.82	$3.44	$2.81	$2.88	$2.71	$2.01	$1.79	$1.79	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	65	1	1	3	1	2	2	4	9	11
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$2.00	$1.81	$1.82	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72	$1.15
Accumulation unit value at end of period	$2.46	$2.00	$1.81	$1.82	$1.57	$1.15	$1.01	$0.98	$0.87	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	415	329	405	495	466	546	592	745	826	1,128

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	9

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.55	$1.52	$1.46	$1.35	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.96	$1.55	$1.52	$1.46	$1.35	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	3	60	65	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.53	$1.51	$1.45	$1.35	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.53	$1.51	$1.45	$1.35	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	29	28	40	78	283	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.99	$1.04	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.09	$0.99	$1.04	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	291	313	316	130	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.30	$1.97	$2.12	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85	$1.34
Accumulation unit value at end of period	$2.69	$2.30	$1.97	$2.12	$1.95	$1.45	$1.22	$1.26	$1.09	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	430	507	519	554	557	670	788	719	2,639	3,700
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$1.99	$1.84	$1.61	$1.59	$1.42	$1.09	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	157	127	145	160	191	149	100	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81	$1.14
Accumulation unit value at end of period	$2.25	$1.96	$2.23	$2.18	$1.84	$1.32	$1.10	$1.07	$1.02	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	282	278	288	158	149	117	103	132	403	73
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93	$1.58
Accumulation unit value at end of period	$2.04	$1.67	$1.69	$1.75	$1.76	$1.49	$1.30	$1.40	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	289	290	372	272	249	273	294	380	2,658	2,794
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.45	$1.44	$1.43	$1.33	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.45	$1.44	$1.43	$1.33	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	78	85	89	87	87	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.43	$1.42	$1.33	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.43	$1.43	$1.42	$1.33	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	91	125	92	63	50	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.29	$1.17	$0.94	$0.85	$0.90	$0.75	$0.48	$0.86
Accumulation unit value at end of period	$1.82	$1.36	$1.38	$1.29	$1.17	$0.94	$0.85	$0.90	$0.75	$0.48
Number of accumulation units outstanding at end of period (000 omitted)	331	321	368	435	445	477	506	618	411	351
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.04	$1.14	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.00	$1.04	$1.14	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	154	148	142	—	—	—	—	—
Janus Henderson Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.23	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41	$0.74
Accumulation unit value at end of period	$1.79	$1.42	$1.27	$1.23	$1.11	$0.84	$0.72	$0.74	$0.59	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	35	17	18	18	29	28	34	34	30	30
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.03	$0.99	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.04	$1.02	$1.03	$0.99	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	189	210	208	—	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.22	$1.19	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.21	$1.18	$1.22	$1.19	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	1	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.05	$0.93	$0.89	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29	$0.53
Accumulation unit value at end of period	$1.51	$1.05	$0.93	$0.89	$0.82	$0.61	$0.51	$0.57	$0.46	$0.29
Number of accumulation units outstanding at end of period (000 omitted)	73	74	73	74	103	104	111	100	41	22
Janus Henderson Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.15	$1.24	$1.37	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82	$1.73
Accumulation unit value at end of period	$1.50	$1.15	$1.24	$1.37	$1.57	$1.38	$1.23	$1.82	$1.47	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	81	126	143	133	239	269	262	226	395	275

10	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63	$1.06
Accumulation unit value at end of period	$2.07	$1.63	$1.63	$1.56	$1.39	$1.08	$0.92	$0.98	$0.86	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	176	246	309	266	328	387	461	568	6,880	6,240
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.15	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.17	$1.14	$1.15	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	127	116	90	44	6	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	172	143	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.97	$1.82	$1.87	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62	$1.02
Accumulation unit value at end of period	$2.47	$1.97	$1.82	$1.87	$2.03	$1.44	$1.20	$1.35	$1.00	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	83	148	158	156	173	89	131	102	190	92
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.15	$2.85	$3.36	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41	$2.28
Accumulation unit value at end of period	$3.59	$3.15	$2.85	$3.36	$3.00	$2.51	$2.23	$2.11	$1.86	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	323	386	518	601	684	584	543	500	562	821
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62	$1.12
Accumulation unit value at end of period	$1.55	$1.42	$1.38	$1.41	$1.25	$1.22	$0.94	$1.06	$0.87	$0.62
Number of accumulation units outstanding at end of period (000 omitted)	205	219	346	337	343	314	467	451	1,794	1,961
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64	$1.21
Accumulation unit value at end of period	$2.12	$1.54	$1.70	$1.81	$1.79	$1.31	$1.21	$1.31	$1.00	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	116	125	131	172	192	241	300	317	356	270
Neuberger Berman AMT International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57	$1.07
Accumulation unit value at end of period	$1.34	$1.06	$1.09	$1.07	$1.12	$0.95	$0.81	$0.93	$0.76	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	102	254	307	299	275	165	154	142	1,718	1,971
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.92	$0.93	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	77	30	1	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.20	$2.21	$2.15	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96	$1.62
Accumulation unit value at end of period	$2.98	$2.20	$2.21	$2.15	$2.12	$1.67	$1.39	$1.53	$1.33	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	205	305	381	389	443	349	429	524	604	777
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.69	$1.60	$1.65	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08	$1.27
Accumulation unit value at end of period	$1.78	$1.69	$1.60	$1.65	$1.62	$1.63	$1.45	$1.45	$1.27	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	986	1,236	1,552	2,503	2,994	3,277	3,125	3,938	8,634	8,498
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.79	$2.39	$2.55	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87	$1.41
Accumulation unit value at end of period	$3.16	$2.79	$2.39	$2.55	$2.30	$1.64	$1.41	$1.45	$1.18	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	229	206	335	342	337	360	394	368	717	646
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94	$1.12
Accumulation unit value at end of period	$1.68	$1.49	$1.33	$1.47	$1.47	$1.48	$1.29	$1.27	$1.13	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	192	218	279	321	414	688	700	590	3,431	4,628
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.98	$0.99	$0.95	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.01	$0.98	$0.99	$0.95	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	54	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.00	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.02	$1.00	$1.00	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	71	68	63	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.36	$2.68	$2.50	$1.97	$1.40	$1.15	$1.17	$1.15	$0.92	$1.11
Accumulation unit value at end of period	$2.71	$2.36	$2.68	$2.50	$1.97	$1.40	$1.15	$1.17	$1.15	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	163	147	162	113	104	52	50	40	27	111

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	11

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.53	$1.58	$1.59	$1.71	$1.34	$1.11	$1.34	$1.23	$0.99	$1.78
Accumulation unit value at end of period	$1.93	$1.53	$1.58	$1.59	$1.71	$1.34	$1.11	$1.34	$1.23	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	52	69	86	30	24	20	24	32	57	91
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.60	$2.02	$1.88	$1.90	$1.68	$1.24	$1.07	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	16	33	30	123	123	139	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$4.53	$3.80	$4.37	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99	$3.53
Accumulation unit value at end of period	$4.73	$4.53	$3.80	$4.37	$4.55	$3.78	$3.54	$4.05	$3.13	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	13	17	20	20	23	30	34	39	66	81
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.99	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.97	$0.95	$0.99	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	93	92	159	108	—	—	—	—	—
Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$3.61	$3.23	$3.57	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79	$3.19
Accumulation unit value at end of period	$4.07	$3.61	$3.23	$3.57	$3.44	$2.90	$2.29	$2.93	$2.58	$1.79
Number of accumulation units outstanding at end of period (000 omitted)	12	20	26	27	27	27	33	38	62	123
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.54	$0.72	$0.77	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.80	$0.54	$0.72	$0.77	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	120	128	159	219	180	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.90	$1.61	$1.52	$1.54	$1.47	$1.23	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,549	1,572	1,799	1,788	1,803	1,277	1,257	395	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.90	$1.61	$1.53	$1.55	$1.47	$1.23	$1.09	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,962	4,054	6,778	9,239	15,408	16,382	18,860	26,354	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,109	2,414	2,445	2,701	3,557	5,335	1,443	1,174	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.25	$1.21	$1.22	$1.18	$1.15	$1.08	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	613	295	309	369	3,064	6,408	4,175	8,371	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$1.02	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	1,537	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.05	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.05	$1.03	$1.05	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	358	404	482	441	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.06	$1.03	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,102	7,218	8,409	13,375	6,029	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.06	$1.03	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,939	2,893	3,432	5,176	3,575	—	—	—	—	—

12	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,853	3,038	2,869	3,010	3,851	4,778	4,194	507	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.62	$1.44	$1.38	$1.40	$1.34	$1.21	$1.09	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,486	8,454	11,957	13,455	13,901	17,266	21,448	21,627	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.52	$1.45	$1.47	$1.41	$1.22	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,514	1,698	1,794	2,877	3,380	1,378	1,064	2,007	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.76	$1.52	$1.46	$1.48	$1.41	$1.22	$1.09	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,707	8,031	9,853	11,020	22,674	24,938	26,294	23,294	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.34	$1.29	$1.30	$1.25	$1.18	$1.09	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,510	2,259	1,459	2,282	1,477	1,950	1,471	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.34	$1.30	$1.31	$1.26	$1.18	$1.09	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,261	2,516	4,127	4,214	4,237	4,691	9,103	5,162	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$3.42	$2.74	$3.04	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24	$1.82
Accumulation unit value at end of period	$3.64	$3.42	$2.74	$3.04	$2.99	$2.23	$1.98	$2.08	$1.68	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	89	109	140	143	317	402	542	707	3,210	3,353
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$3.10	$3.16	$3.17	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44	$2.67
Accumulation unit value at end of period	$4.09	$3.10	$3.16	$3.17	$3.34	$2.74	$2.27	$2.67	$2.15	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	534	564	758	895	918	887	992	1,120	2,334	2,433
Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$3.71	$3.28	$3.32	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21	$2.01
Accumulation unit value at end of period	$4.42	$3.71	$3.28	$3.32	$3.19	$2.40	$2.01	$2.09	$1.71	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	311	406	571	543	598	631	895	1,057	2,350	3,272
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.26	$2.11	$2.10	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98	$1.38
Accumulation unit value at end of period	$2.53	$2.26	$2.11	$2.10	$1.79	$1.50	$1.34	$1.26	$1.12	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	6	—	5	5	—	2	2	4	4
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.62	$1.58	$1.56	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07	$1.84
Accumulation unit value at end of period	$2.00	$1.62	$1.58	$1.56	$1.66	$1.39	$1.23	$1.43	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	127	131	188	156	166	278	311	337	2,398	408
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.61	$2.34	$2.42	$2.21	$1.70	$1.48	$1.57	$1.28	$0.87	$1.46
Accumulation unit value at end of period	$3.12	$2.61	$2.34	$2.42	$2.21	$1.70	$1.48	$1.57	$1.28	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	14	53	75	85	73	109	148	121	298	182
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.32	$2.16	$2.24	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79	$1.35
Accumulation unit value at end of period	$2.90	$2.32	$2.16	$2.24	$2.29	$1.54	$1.43	$1.51	$1.20	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	38	54	87	96	110	136	160	198	225	258

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	13

Variable account charges of 0.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.00	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.07	$0.93	$1.00	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	12	21	23	17	—	—	—	—	—

Variable account charges of 0.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.27	$1.12	$1.09	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.68	$1.52	$1.35	$0.99	$1.00
Accumulation unit value at end of period	$2.24	$1.71	$1.68	$1.52	$1.35	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$0.73	$1.19	$1.07	$1.00	—
Accumulation unit value at end of period	$1.01	$1.03	$0.73	$1.19	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.73	$1.45	$1.52	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$1.87	$1.73	$1.45	$1.52	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.19	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.36	$1.21	$1.17	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.39	$1.37	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.67	$1.47	$1.39	$1.37	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.61	$0.55	$0.72	$0.93	$1.00	—
Accumulation unit value at end of period	$0.62	$0.61	$0.55	$0.72	$0.93	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.50	$1.39	$1.36	$1.22	$1.00	—
Accumulation unit value at end of period	$1.81	$1.50	$1.39	$1.36	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.50	$1.50	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$1.99	$1.61	$1.50	$1.50	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.93	$0.95	$1.00	—
Accumulation unit value at end of period	$0.90	$0.88	$0.91	$0.93	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.34	$1.39	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.72	$1.52	$1.34	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.90	$0.91	$0.91	$1.00	—
Accumulation unit value at end of period	$1.10	$0.99	$0.90	$0.91	$0.91	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.91	$1.00	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$1.38	$0.95	$0.91	$1.00	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.87	$0.89	$0.96	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$0.87	$0.89	$0.96	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

14	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.97	$0.97	$0.98	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.17	$1.19	$1.16	$1.10	$1.00
Accumulation unit value at end of period	$1.37	$1.29	$1.17	$1.19	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.16	$1.18	$1.14	$1.10	$1.00
Accumulation unit value at end of period	$1.35	$1.28	$1.16	$1.18	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.06	$1.07	$1.02	$1.05	$1.00
Accumulation unit value at end of period	$1.13	$1.10	$1.06	$1.07	$1.02	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.49	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$2.06	$1.62	$1.61	$1.49	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.51	$1.51	$1.34	$1.02	$1.00
Accumulation unit value at end of period	$2.02	$1.68	$1.51	$1.51	$1.34	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.00	$1.03	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$1.00	$1.03	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$0.95	$1.00	—
Accumulation unit value at end of period	$1.12	$1.01	$0.99	$1.00	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.39	$1.33	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$1.72	$1.41	$1.39	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.69	$1.49	$1.58	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$1.90	$1.69	$1.49	$1.58	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.15	$1.27	$1.04	$1.00
Accumulation unit value at end of period	$1.41	$1.12	$1.20	$1.15	$1.27	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.72	$1.45	$1.53	$1.39	$1.01	$1.00
Accumulation unit value at end of period	$2.06	$1.72	$1.45	$1.53	$1.39	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.69	$1.50	$1.56	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.89	$1.69	$1.50	$1.56	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.10	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.22	$1.16	$1.07	$1.10	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.30	$1.39	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.66	$1.51	$1.30	$1.39	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.03	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.03	$1.03	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	15

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
CTIVPSM – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.05	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.12	$1.07	$1.04	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.13	$1.03	$1.00	—
Accumulation unit value at end of period	$1.00	$1.01	$1.12	$1.13	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.04	$1.06	$0.99	$1.05	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.04	$1.06	$0.99	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.29	$1.31	$1.16	$1.13	$1.00
Accumulation unit value at end of period	$1.41	$1.34	$1.29	$1.31	$1.16	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.19	$1.22	$1.28	$1.05	$1.00
Accumulation unit value at end of period	$1.54	$1.18	$1.19	$1.22	$1.28	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.12	$1.22	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.11	$1.03	$1.12	$1.22	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.05	$1.07	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.15	$1.05	$1.07	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.05	$1.05	$1.00	—
Accumulation unit value at end of period	$1.27	$1.03	$1.00	$1.05	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.54	$1.40	$1.26	$0.98	$1.00
Accumulation unit value at end of period	$2.13	$1.62	$1.54	$1.40	$1.26	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.50	$1.42	$1.30	$0.96	$1.00
Accumulation unit value at end of period	$1.89	$1.45	$1.50	$1.42	$1.30	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.40	$1.40	$1.26	$0.99	$1.00
Accumulation unit value at end of period	$1.82	$1.52	$1.40	$1.40	$1.26	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.49	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.96	$1.68	$1.49	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.41	$1.33	$1.25	$0.96	$1.00
Accumulation unit value at end of period	$1.90	$1.44	$1.41	$1.33	$1.25	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.19	$1.23	$1.23	$1.04	$1.00
Accumulation unit value at end of period	$1.43	$1.14	$1.19	$1.23	$1.23	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.18	$1.19	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.37	$1.13	$1.18	$1.19	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.30	$1.43	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.71	$1.48	$1.30	$1.43	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

16	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.02	$0.98	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.03	$1.01	$1.02	$0.98	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.85	$1.54	$1.55	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$2.12	$1.85	$1.54	$1.55	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$1.00	$1.01	$1.00
Accumulation unit value at end of period	$0.99	$1.00	$0.99	$1.00	$1.00	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.39	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.68	$1.38	$1.34	$1.39	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.03	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.06	$1.00	$0.96	$1.03	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.57	$1.46	$1.47	$1.32	$1.01	$1.00
Accumulation unit value at end of period	$1.89	$1.57	$1.46	$1.47	$1.32	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.40	$1.43	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.86	$1.56	$1.40	$1.43	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.99	$1.01	$0.99	$1.00	—
Accumulation unit value at end of period	$1.13	$1.06	$0.99	$1.01	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.12	$1.07	$1.00	—
Accumulation unit value at end of period	$1.27	$1.17	$1.03	$1.12	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.34	$1.42	$1.33	$1.04	$1.00
Accumulation unit value at end of period	$1.66	$1.55	$1.34	$1.42	$1.33	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.32	$1.44	$1.44	$1.06	$1.00
Accumulation unit value at end of period	$1.88	$1.71	$1.32	$1.44	$1.44	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.92	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$0.98	$1.04	$0.99	$1.00	—
Accumulation unit value at end of period	$1.19	$1.09	$0.98	$1.04	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.13	$1.21	$1.00	—
Accumulation unit value at end of period	$1.18	$1.00	$1.03	$1.13	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.03	$0.99	$1.00	—
Accumulation unit value at end of period	$1.06	$1.04	$1.02	$1.03	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.22	$1.19	$1.04	$1.00
Accumulation unit value at end of period	$1.40	$1.21	$1.18	$1.22	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	17

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Janus Henderson Research Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.53	$1.46	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.93	$1.52	$1.53	$1.46	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.15	$1.13	$1.00	—
Accumulation unit value at end of period	$1.40	$1.17	$1.14	$1.15	$1.13	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.21	$1.43	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.53	$1.34	$1.21	$1.43	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.19	$1.27	$1.26	$0.92	$1.00
Accumulation unit value at end of period	$1.49	$1.08	$1.19	$1.27	$1.26	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.47	$1.49	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.89	$1.61	$1.47	$1.49	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.92	$0.93	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.35	$1.34	$1.06	$1.00
Accumulation unit value at end of period	$1.88	$1.39	$1.40	$1.35	$1.34	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.96	$0.99	$0.97	$1.00	—
Accumulation unit value at end of period	$1.07	$1.01	$0.96	$0.99	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.74	$1.49	$1.59	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.97	$1.74	$1.49	$1.59	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$0.97	$1.07	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.22	$1.09	$0.97	$1.07	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.98	$0.98	$0.95	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.01	$0.98	$0.98	$0.95	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$0.96	$1.00	—
Accumulation unit value at end of period	$1.06	$1.01	$1.00	$1.00	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$0.98	$0.97	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.80	$0.54	$0.72	$0.77	$1.00	—
Accumulation unit value at end of period	$0.88	$0.80	$0.54	$0.72	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.27	$1.29	$1.23	$1.02	$1.00
Accumulation unit value at end of period	$1.58	$1.34	$1.27	$1.29	$1.23	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.09	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.19	$1.12	$1.09	$1.09	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

18	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.01	$0.99	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.00	$0.97	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.01	$0.98	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.18	$1.19	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.38	$1.22	$1.18	$1.19	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	5	3	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.22	$1.24	$1.18	$1.02	$1.00
Accumulation unit value at end of period	$1.47	$1.28	$1.22	$1.24	$1.18	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.13	$1.14	$1.10	$1.03	$1.00
Accumulation unit value at end of period	$1.28	$1.17	$1.13	$1.14	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.05	$1.00	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.06	$1.05	$1.05	$1.00	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.25	$1.33	$1.35	$0.97	$1.00
Accumulation unit value at end of period	$1.56	$1.33	$1.25	$1.33	$1.35	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.25	$1.39	$1.37	$1.02	$1.00
Accumulation unit value at end of period	$1.65	$1.55	$1.25	$1.39	$1.37	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.44	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.85	$1.55	$1.39	$1.44	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	19

Variable account charges of 0.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.31	$1.36	$1.39	$0.93	$1.00
Accumulation unit value at end of period	$1.76	$1.41	$1.31	$1.36	$1.39	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.93	$1.00	$1.02	$1.00	—
Accumulation unit value at end of period	$1.15	$1.07	$0.93	$1.00	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.11	$1.08	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	557	776	932	699	542	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36
Accumulation unit value at end of period	$1.86	$1.37	$1.40	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	1,296	1,165	1,366	1,644	1,917	2,217	3,348	4,452	5,299	3,750
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35
Accumulation unit value at end of period	$2.47	$2.10	$1.90	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	16,253	19,036	23,500	28,225	34,405	40,750	48,468	55,671	68,595	84,420
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64
Accumulation unit value at end of period	$2.15	$1.73	$1.76	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	27,445	32,314	39,737	47,056	56,626	67,635	83,009	102,937	150,692	202,780
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$0.73	$1.18	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$0.73	$1.18	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,613	8,138	9,450	10,226	4,271	—	—	—	—	—
American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.39	$1.49	$1.49	$1.58	$1.30	$1.08	$1.24	$1.10	$0.83	$1.52
Accumulation unit value at end of period	$1.82	$1.39	$1.49	$1.49	$1.58	$1.30	$1.08	$1.24	$1.10	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	3,217	3,598	4,159	4,606	5,037	5,968	7,587	9,999	12,855	16,842
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68
Accumulation unit value at end of period	$1.98	$1.52	$1.62	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	6,126	7,243	8,868	10,641	12,866	15,014	19,142	22,872	26,575	32,736
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90
Accumulation unit value at end of period	$2.29	$2.07	$1.70	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	7,855	8,606	7,653	8,037	9,110	9,353	11,208	12,924	48,044	54,402
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19
Accumulation unit value at end of period	$2.53	$1.93	$1.87	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	3,606	4,304	5,243	5,961	7,242	8,724	10,122	11,063	11,805	12,809
American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$3.27	$2.73	$2.86	$2.55	$1.95	$1.72	$1.71	$1.52	$1.28	$1.76
Accumulation unit value at end of period	$3.53	$3.27	$2.73	$2.86	$2.55	$1.95	$1.72	$1.71	$1.52	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	6,558	7,627	8,400	9,657	10,946	12,258	14,862	19,329	24,377	28,576
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49
Accumulation unit value at end of period	$2.95	$2.74	$2.29	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	20,946	25,296	29,626	35,660	42,005	47,968	56,802	64,096	72,598	82,749
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.18	$1.17	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.20	$1.16	$1.18	$1.17	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,930	9,667	12,251	12,313	10,851	3,746	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (05/01/2000)
Accumulation unit value at beginning of period	$1.62	$1.51	$1.56	$1.43	$1.22	$1.12	$1.07	$0.97	$0.78	$1.14
Accumulation unit value at end of period	$1.80	$1.62	$1.51	$1.56	$1.43	$1.22	$1.12	$1.07	$0.97	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	6,913	7,847	8,548	9,533	10,738	11,585	12,719	14,304	15,940	18,431

20	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60	$1.02
Accumulation unit value at end of period	$2.33	$1.89	$1.80	$1.90	$1.84	$1.26	$1.06	$1.06	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	900	980	1,379	1,846	1,999	1,455	1,187	1,271	1,551	1,524
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.93	$1.82	$1.81	$1.65	$1.37	$1.21	$1.19	$1.07	$0.86	$1.24
Accumulation unit value at end of period	$2.19	$1.93	$1.82	$1.81	$1.65	$1.37	$1.21	$1.19	$1.07	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	41,748	45,866	42,888	43,176	45,325	46,103	53,355	61,921	74,529	61,707
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.61	$0.55	$0.72	$0.93	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.62	$0.61	$0.55	$0.72	$0.93	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	588	522	323	264	148	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.39	$1.36	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.80	$1.49	$1.39	$1.36	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,128	9,275	7,402	4,306	1,941	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.54	$1.44	$1.44	$1.26	$0.95	$0.84	$0.80	$0.69	$0.56	$0.98
Accumulation unit value at end of period	$1.90	$1.54	$1.44	$1.44	$1.26	$0.95	$0.84	$0.80	$0.69	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	73,368	85,755	99,258	111,603	136,765	160,002	186,291	218,715	257,537	301,682
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.88	$0.91	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	666	779	954	886	732	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.68	$2.38	$2.46	$2.26	$1.80	$1.59	$1.68	$1.45	$1.15	$1.94
Accumulation unit value at end of period	$3.04	$2.68	$2.38	$2.46	$2.26	$1.80	$1.59	$1.68	$1.45	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	70,804	85,168	101,431	122,319	144,917	166,205	206,688	256,449	508,061	530,216
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.89	$0.91	$0.91	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.98	$0.89	$0.91	$0.91	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,188	1,875	1,993	2,349	792	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.21	$2.13	$2.35	$2.43	$2.49	$2.08	$2.65	$2.23	$1.29	$2.81
Accumulation unit value at end of period	$3.23	$2.21	$2.13	$2.35	$2.43	$2.49	$2.08	$2.65	$2.23	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	14,820	17,346	22,226	26,833	33,013	38,627	46,641	56,730	80,593	111,551
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.63	$1.67	$1.79	$1.79	$1.95	$1.85	$1.78	$1.68	$1.52	$1.54
Accumulation unit value at end of period	$1.72	$1.63	$1.67	$1.79	$1.79	$1.95	$1.85	$1.78	$1.68	$1.52
Number of accumulation units outstanding at end of period (000 omitted)	18,858	22,431	28,050	36,004	46,672	62,204	73,158	88,623	195,536	201,728
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.21	$1.22	$1.22	$1.20
Accumulation unit value at end of period	$1.15	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.21	$1.22	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	35,185	45,094	50,441	60,289	76,751	96,155	124,252	134,040	197,288	399,214
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.53	$2.28	$2.32	$2.26	$2.15	$1.87	$1.78	$1.57	$1.03	$1.39
Accumulation unit value at end of period	$2.67	$2.53	$2.28	$2.32	$2.26	$2.15	$1.87	$1.78	$1.57	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	33,054	39,523	47,359	59,210	69,676	82,188	91,967	111,083	137,350	147,297
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$2.07	$1.88	$1.92	$1.86	$1.79	$1.57	$1.49	$1.33	$0.94	$1.16
Accumulation unit value at end of period	$2.19	$2.07	$1.88	$1.92	$1.86	$1.79	$1.57	$1.49	$1.33	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	23,972	28,890	24,814	30,197	36,897	46,830	49,398	56,452	229,076	128,653
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.88	$1.81	$1.82	$1.74	$1.80	$1.69	$1.59	$1.48	$1.30	$1.40
Accumulation unit value at end of period	$1.93	$1.88	$1.81	$1.82	$1.74	$1.80	$1.69	$1.59	$1.48	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	66,114	78,420	93,168	115,549	145,968	214,369	232,229	282,705	638,984	610,707
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.19	$1.19	$1.10	$0.97	$0.75	$0.63	$0.65	$0.56	$0.41	$0.75
Accumulation unit value at end of period	$1.51	$1.19	$1.19	$1.10	$0.97	$0.75	$0.63	$0.65	$0.56	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	46,606	53,836	67,474	68,409	78,647	88,846	104,494	124,302	147,034	180,650
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.74	$1.58	$1.57	$1.40	$1.07	$0.93	$0.93	$0.81	$0.65	$1.04
Accumulation unit value at end of period	$2.10	$1.74	$1.58	$1.57	$1.40	$1.07	$0.93	$0.93	$0.81	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	34,243	37,921	41,507	46,410	52,071	57,241	65,653	77,987	91,208	100,420

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	21

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.96	$0.92	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	$0.92	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,860	4,756	3,113	2,198	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	$0.99	$1.00	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,251	2,763	2,101	1,037	250	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37
Accumulation unit value at end of period	$2.55	$2.09	$2.06	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	10,599	12,269	15,090	15,914	19,000	22,638	28,726	34,995	40,215	38,730
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49
Accumulation unit value at end of period	$2.70	$2.40	$2.12	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	7,406	9,512	12,169	15,152	17,694	20,051	25,903	33,723	57,405	76,989
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.15	$1.24	$1.19	$1.31	$1.08	$0.92	$1.06	$0.94	$0.74	$1.26
Accumulation unit value at end of period	$1.46	$1.15	$1.24	$1.19	$1.31	$1.08	$0.92	$1.06	$0.94	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	16,826	20,497	17,829	19,193	22,743	26,232	32,942	39,494	48,442	55,412
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.32	$1.95	$2.07	$1.87	$1.37	$1.17	$1.19	$1.00	$0.80	$1.33
Accumulation unit value at end of period	$2.79	$2.32	$1.95	$2.07	$1.87	$1.37	$1.17	$1.19	$1.00	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	4,905	5,147	6,782	10,454	11,118	8,170	9,950	10,640	6,269	5,696
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$3.19	$2.83	$2.94	$2.80	$1.90	$1.63	$1.79	$1.42	$1.03	$1.68
Accumulation unit value at end of period	$3.56	$3.19	$2.83	$2.94	$2.80	$1.90	$1.63	$1.79	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,792	7,202	8,712	10,198	11,928	13,295	16,466	19,549	21,859	26,621
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.44	$1.41	$1.41	$1.34	$1.38	$1.37	$1.36	$1.33	$1.27	$1.31
Accumulation unit value at end of period	$1.47	$1.44	$1.41	$1.41	$1.34	$1.38	$1.37	$1.36	$1.33	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	21,276	25,182	29,036	34,815	43,683	65,849	78,480	95,906	109,059	125,698
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13
Accumulation unit value at end of period	$0.53	$0.52	$0.47	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	10,686	13,250	17,134	19,487	24,974	31,771	38,081	37,446	39,767	30,400
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.12	$1.13	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$1.12	$1.13	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,697	5,372	4,835	3,206	2,181	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.50	$1.39	$1.42	$1.32	$1.41	$1.34	$1.23	$1.19	$1.12	$1.13
Accumulation unit value at end of period	$1.52	$1.50	$1.39	$1.42	$1.32	$1.41	$1.34	$1.23	$1.19	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21,464	24,619	30,622	37,782	51,052	72,377	82,435	92,837	302,524	171,393
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.03	$1.00	$1.04	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,137	599	503	411	128	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32,668	39,908	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12
Accumulation unit value at end of period	$1.90	$1.59	$1.46	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	5,057	6,538	8,047	9,697	12,078	13,840	18,111	24,428	303,537	183,635
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.69	$2.25	$2.26	$2.03	$1.51	$1.30	$1.40	$1.16	$0.85	$1.36
Accumulation unit value at end of period	$3.09	$2.69	$2.25	$2.26	$2.03	$1.51	$1.30	$1.40	$1.16	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	3,974	3,948	3,656	3,187	3,576	3,731	4,276	4,535	5,203	6,409
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.99	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,290	3,278	1,789	774	—	—	—	—	—	—

22	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.03	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$0.95	$1.03	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,691	5,161	7,060	8,699	8,510	3,246	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2006)
Accumulation unit value at beginning of period	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04
Accumulation unit value at end of period	$1.42	$1.38	$1.28	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	31,185	38,065	45,917	61,310	86,779	67,900	74,599	74,514	162,181	119,741
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20
Accumulation unit value at end of period	$2.20	$1.82	$1.70	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	52,100	65,724	83,777	99,718	116,341	135,683	162,922	192,769	269,589	398,515
Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$2.04	$1.77	$1.83	$1.67	$1.26	$1.07	$1.06	$0.93	$0.74	$1.28
Accumulation unit value at end of period	$2.36	$2.04	$1.77	$1.83	$1.67	$1.26	$1.07	$1.06	$0.93	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	11,248	12,989	14,915	17,137	19,829	23,385	28,379	37,384	48,395	58,690
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40
Accumulation unit value at end of period	$2.55	$2.20	$1.91	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	23,398	28,014	33,898	39,470	47,015	55,533	65,028	77,301	92,559	113,690
Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$6.02	$5.41	$5.53	$5.25	$3.89	$3.41	$3.85	$3.02	$2.17	$3.61
Accumulation unit value at end of period	$7.21	$6.02	$5.41	$5.53	$5.25	$3.89	$3.41	$3.85	$3.02	$2.17
Number of accumulation units outstanding at end of period (000 omitted)	7,274	8,518	10,081	11,466	13,332	15,673	20,066	27,026	35,956	44,234
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36
Accumulation unit value at end of period	$4.64	$3.87	$3.49	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	34,697	41,532	50,778	60,701	73,540	88,455	109,162	132,015	187,652	236,346
Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.38	$1.46	$1.42	$1.56	$1.21	$1.01	$1.23	$1.10	$0.87	$1.57
Accumulation unit value at end of period	$1.78	$1.38	$1.46	$1.42	$1.56	$1.21	$1.01	$1.23	$1.10	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	4,383	5,184	6,111	6,588	7,619	8,802	11,310	15,374	20,415	25,280
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91
Accumulation unit value at end of period	$2.13	$1.65	$1.76	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	11,286	13,142	16,089	18,368	21,346	24,321	30,682	36,566	43,314	53,513
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.98	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,388	14,131	11,862	10,757	4,174	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.81	$2.82	$2.82	$2.47	$2.44	$1.93	$2.06	$1.71	$1.45	$2.53
Accumulation unit value at end of period	$3.08	$2.81	$2.82	$2.82	$2.47	$2.44	$1.93	$2.06	$1.71	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	14,393	17,523	20,751	24,367	28,482	31,720	36,714	42,372	50,767	62,873
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.16	$1.03	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,242	6,248	7,995	12,165	4,290	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55
Accumulation unit value at end of period	$2.36	$2.19	$1.90	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	12,711	15,464	19,783	23,577	28,344	33,231	41,319	50,331	57,678	68,255
Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$4.64	$3.59	$3.90	$3.91	$2.89	$2.46	$2.58	$2.02	$1.58	$2.38
Accumulation unit value at end of period	$5.09	$4.64	$3.59	$3.90	$3.91	$2.89	$2.46	$2.58	$2.02	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	9,189	11,128	13,068	15,820	19,202	22,727	28,384	34,971	42,025	52,033
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$4.63	$4.10	$4.55	$4.04	$3.06	$2.60	$2.80	$2.26	$1.71	$2.73
Accumulation unit value at end of period	$5.10	$4.63	$4.10	$4.55	$4.04	$3.06	$2.60	$2.80	$2.26	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	15,857	19,292	24,147	29,253	35,669	42,578	52,628	64,121	78,043	97,291
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	502	510	660	127	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	23

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$3.32	$2.72	$2.79	$2.63	$1.95	$1.74	$1.75	$1.35	$1.07	$1.63
Accumulation unit value at end of period	$3.68	$3.32	$2.72	$2.79	$2.63	$1.95	$1.74	$1.75	$1.35	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,075	1,235	1,412	1,587	1,852	1,993	2,476	3,153	3,757	4,574
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.77	$1.53	$1.12	$0.99	$0.96	$0.85	$0.71	$1.14
Accumulation unit value at end of period	$2.37	$1.93	$1.75	$1.77	$1.53	$1.12	$0.99	$0.96	$0.85	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	24,413	28,337	34,522	42,520	52,166	61,881	73,864	90,486	108,298	131,282
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.54	$1.51	$1.45	$1.35	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.94	$1.54	$1.51	$1.45	$1.35	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,405	5,004	5,594	6,229	7,021	8,151	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.91	$1.52	$1.50	$1.44	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,914	16,432	20,234	25,717	37,224	45,878	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$0.98	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,881	6,372	5,830	5,961	3,989	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.24	$1.93	$2.07	$1.91	$1.42	$1.20	$1.24	$1.08	$0.85	$1.33
Accumulation unit value at end of period	$2.61	$2.24	$1.93	$2.07	$1.91	$1.42	$1.20	$1.24	$1.08	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	23,714	29,195	36,594	44,743	58,839	71,034	86,061	100,324	178,986	227,595
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$1.96	$1.82	$1.60	$1.58	$1.41	$1.08	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,817	11,123	9,480	10,108	10,022	8,770	7,943	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13
Accumulation unit value at end of period	$2.20	$1.92	$2.19	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	5,775	7,206	9,967	8,435	8,251	7,227	7,312	7,456	8,089	8,014
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57
Accumulation unit value at end of period	$1.99	$1.64	$1.66	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	13,343	16,183	19,632	21,336	22,446	25,580	30,304	36,189	128,526	99,290
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.43	$1.43	$1.43	$1.33	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.43	$1.43	$1.43	$1.33	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,671	7,681	6,253	6,746	7,534	8,633	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.42	$1.33	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,168	2,671	6,478	7,055	8,605	9,719	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85
Accumulation unit value at end of period	$1.77	$1.32	$1.34	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47
Number of accumulation units outstanding at end of period (000 omitted)	7,010	8,239	10,720	11,392	14,171	16,565	19,212	21,966	21,730	19,001
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.03	$1.13	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.00	$1.03	$1.13	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,903	4,502	7,146	5,619	—	—	—	—	—
Janus Henderson Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.37	$1.23	$1.20	$1.08	$0.82	$0.71	$0.72	$0.58	$0.41	$0.73
Accumulation unit value at end of period	$1.73	$1.37	$1.23	$1.20	$1.08	$0.82	$0.71	$0.72	$0.58	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	5,897	6,628	7,685	8,454	9,787	11,184	13,345	16,104	19,522	23,257
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.03	$1.01	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,136	8,973	8,003	5,580	2,585	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.17	$1.21	$1.18	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.20	$1.17	$1.21	$1.18	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	466	799	1,412	1,936	2,094	252	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

24	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.87	$0.80	$0.59	$0.50	$0.55	$0.45	$0.29	$0.52
Accumulation unit value at end of period	$1.46	$1.02	$0.90	$0.87	$0.80	$0.59	$0.50	$0.55	$0.45	$0.29
Number of accumulation units outstanding at end of period (000 omitted)	10,067	11,402	13,269	13,465	15,146	17,509	21,201	27,036	27,957	23,828
Janus Henderson Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.33	$1.53	$1.35	$1.20	$1.78	$1.44	$0.81	$1.71
Accumulation unit value at end of period	$1.45	$1.12	$1.21	$1.33	$1.53	$1.35	$1.20	$1.78	$1.44	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	9,962	11,534	13,772	16,808	20,940	28,307	40,311	55,565	61,696	69,375
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06
Accumulation unit value at end of period	$2.02	$1.60	$1.61	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	5,241	6,858	8,758	10,293	13,621	17,837	22,462	31,752	305,123	238,472
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.15	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.16	$1.13	$1.15	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,889	1,887	2,967	2,403	847	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,374	26,361	29,852	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.90	$1.76	$1.81	$1.97	$1.41	$1.17	$1.32	$0.98	$0.61	$1.01
Accumulation unit value at end of period	$2.38	$1.90	$1.76	$1.81	$1.97	$1.41	$1.17	$1.32	$0.98	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	8,165	9,359	11,054	13,024	17,289	20,047	25,583	25,934	28,887	32,039
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25
Accumulation unit value at end of period	$3.47	$3.05	$2.77	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	14,937	18,140	22,267	28,660	32,640	38,539	46,187	47,357	56,324	67,989
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11
Accumulation unit value at end of period	$1.51	$1.39	$1.36	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	7,471	9,576	11,978	14,762	17,893	19,518	22,051	25,144	67,174	88,969
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20
Accumulation unit value at end of period	$2.07	$1.50	$1.66	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	2,861	3,447	5,011	6,944	8,493	11,635	18,214	17,947	18,479	17,546
Neuberger Berman AMT International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07
Accumulation unit value at end of period	$1.30	$1.04	$1.06	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	3,148	3,895	4,606	5,357	6,179	6,765	8,478	9,073	75,726	78,811
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.92	$0.93	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	205	319	625	394	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.14	$2.16	$2.10	$2.07	$1.64	$1.37	$1.51	$1.31	$0.95	$1.60
Accumulation unit value at end of period	$2.90	$2.14	$2.16	$2.10	$2.07	$1.64	$1.37	$1.51	$1.31	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	11,933	13,366	16,675	17,576	19,743	21,566	26,339	29,183	31,543	36,705
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.65	$1.56	$1.61	$1.58	$1.60	$1.43	$1.43	$1.25	$1.07	$1.26
Accumulation unit value at end of period	$1.73	$1.65	$1.56	$1.61	$1.58	$1.60	$1.43	$1.43	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	57,738	70,562	91,448	113,907	148,191	194,916	225,204	265,863	519,119	569,070
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.72	$2.33	$2.50	$2.25	$1.62	$1.38	$1.43	$1.17	$0.86	$1.40
Accumulation unit value at end of period	$3.08	$2.72	$2.33	$2.50	$2.25	$1.62	$1.38	$1.43	$1.17	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	7,204	8,432	10,064	11,134	12,453	13,918	16,342	19,999	23,658	27,205
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12
Accumulation unit value at end of period	$1.64	$1.46	$1.30	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	14,290	17,412	22,911	33,579	48,561	69,811	69,382	75,522	218,702	228,912
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	564	456	489	564	1,413	863	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	25

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.01	$0.99	$1.00	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,656	2,858	2,518	2,388	1,912	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10
Accumulation unit value at end of period	$2.62	$2.29	$2.60	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90
Number of accumulation units outstanding at end of period (000 omitted)	5,115	6,216	7,902	7,014	7,225	7,626	9,058	10,511	12,725	15,248
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75
Accumulation unit value at end of period	$1.87	$1.49	$1.54	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	4,456	5,116	6,243	6,615	7,141	8,813	11,088	13,460	16,372	20,502
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.56	$1.99	$1.86	$1.88	$1.67	$1.23	$1.07	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,675	7,563	8,757	9,746	10,340	11,916	14,126	17,030	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$4.37	$3.68	$4.23	$4.42	$3.68	$3.45	$3.95	$3.07	$1.95	$3.47
Accumulation unit value at end of period	$4.56	$4.37	$3.68	$4.23	$4.42	$3.68	$3.45	$3.95	$3.07	$1.95
Number of accumulation units outstanding at end of period (000 omitted)	1,848	2,138	2,541	2,991	3,723	4,560	6,206	8,319	10,284	12,388
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	$0.94	$0.99	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,975	6,206	8,164	9,101	5,646	—	—	—	—	—
Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$3.48	$3.13	$3.46	$3.34	$2.83	$2.24	$2.86	$2.53	$1.75	$3.14
Accumulation unit value at end of period	$3.93	$3.48	$3.13	$3.46	$3.34	$2.83	$2.24	$2.86	$2.53	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	2,365	2,741	3,248	3,719	4,460	5,377	7,101	9,979	12,740	16,209
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.54	$0.72	$0.77	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.79	$0.54	$0.72	$0.77	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,597	2,628	1,726	1,627	1,091	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.87	$1.58	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43,514	50,082	60,288	63,443	68,358	59,074	57,559	22,643	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.87	$1.59	$1.51	$1.53	$1.46	$1.22	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60,191	78,390	114,075	129,138	183,069	213,296	258,558	287,015	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29,606	37,496	40,298	49,392	66,474	103,582	81,730	19,114	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.23	$1.20	$1.21	$1.17	$1.14	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38,284	57,218	65,986	78,435	116,673	217,500	212,474	171,495	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$1.02	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,001	7,206	4,914	3,681	1,043	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.05	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.05	$1.02	$1.05	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,093	20,641	18,517	19,479	5,574	—	—	—	—	—

26	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.06	$1.03	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.06	$1.03	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	191,800	228,224	289,766	312,945	99,233	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.05	$1.03	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126,718	154,932	183,214	196,193	66,746	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.42	$1.36	$1.38	$1.33	$1.20	$1.09	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234,364	280,217	332,868	381,681	402,208	377,699	318,883	150,412	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.42	$1.37	$1.38	$1.33	$1.20	$1.09	$1.10	—	—
Number of accumulation units outstanding at end of period (000 omitted)	523,884	657,883	868,373	1,018,857	1,191,618	1,322,146	1,448,513	1,625,658	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.50	$1.44	$1.46	$1.40	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133,356	159,472	196,684	215,308	232,062	196,988	181,157	85,099	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.73	$1.50	$1.44	$1.46	$1.40	$1.22	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	231,699	301,436	428,536	508,398	710,239	837,813	998,828	1,122,490	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,527	89,762	104,766	126,041	154,600	197,629	149,512	53,054	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.32	$1.28	$1.30	$1.25	$1.17	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123,526	154,885	197,656	251,755	329,684	449,177	439,108	454,692	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80
Accumulation unit value at end of period	$3.53	$3.32	$2.67	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	11,438	13,862	16,653	20,098	25,397	31,851	39,424	48,893	149,191	156,845
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	76	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	527	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	566	—	—	—	—	—	—	—	—	—
Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.99	$3.06	$3.08	$3.24	$2.67	$2.21	$2.61	$2.11	$1.42	$2.62
Accumulation unit value at end of period	$3.95	$2.99	$3.06	$3.08	$3.24	$2.67	$2.21	$2.61	$2.11	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	22,964	26,925	33,012	38,989	46,513	53,436	66,511	80,435	131,326	142,736
Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$3.59	$3.18	$3.22	$3.10	$2.33	$1.96	$2.05	$1.67	$1.18	$1.98
Accumulation unit value at end of period	$4.26	$3.59	$3.18	$3.22	$3.10	$2.33	$1.96	$2.05	$1.67	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	28,181	33,677	41,194	48,912	59,078	69,932	84,309	102,578	155,213	176,483
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37
Accumulation unit value at end of period	$2.44	$2.19	$2.05	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	6,317	7,018	7,663	8,314	8,990	10,621	12,268	15,176	19,120	25,423
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.58	$1.54	$1.52	$1.62	$1.37	$1.21	$1.41	$1.22	$1.06	$1.83
Accumulation unit value at end of period	$1.95	$1.58	$1.54	$1.52	$1.62	$1.37	$1.21	$1.41	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	6,518	7,395	9,405	9,714	11,282	13,374	16,786	20,616	113,414	12,645

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	27

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44
Accumulation unit value at end of period	$3.02	$2.53	$2.27	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	6,004	7,213	8,627	10,332	12,893	16,305	21,795	16,904	19,019	22,799
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34
Accumulation unit value at end of period	$2.81	$2.25	$2.10	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	5,829	7,000	8,952	9,801	12,946	15,400	20,502	28,351	31,042	29,488
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.93	$0.99	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$0.93	$0.99	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,529	720	897	1,272	811	—	—	—	—	—

Variable account charges of 0.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.11	$1.08	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	534	478	377	215	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.38	$1.33	$1.09	$0.97	$1.28	$1.09	$0.71	$1.37
Accumulation unit value at end of period	$1.86	$1.38	$1.40	$1.38	$1.33	$1.09	$0.97	$1.28	$1.09	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	1,092	1,332	1,579	1,614	1,790	1,954	2,365	2,971	3,313	1,964
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96	$0.86	$0.72	$1.22
Accumulation unit value at end of period	$2.21	$1.88	$1.70	$1.69	$1.56	$1.17	$1.01	$0.96	$0.86	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	3,546	4,373	4,654	5,163	5,717	5,898	5,814	5,889	6,136	5,992
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.85	$0.86	$0.85	$0.91	$0.75	$0.66	$0.83	$0.80	$0.60	$1.30
Accumulation unit value at end of period	$1.05	$0.85	$0.86	$0.85	$0.91	$0.75	$0.66	$0.83	$0.80	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	12,516	14,744	16,884	18,526	19,929	21,668	25,453	30,081	130,094	295,091
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$2.06	$2.03	$1.85	$1.64	$1.20	$1.05	$1.09	$1.00	$0.74	$1.23
Accumulation unit value at end of period	$2.69	$2.06	$2.03	$1.85	$1.64	$1.20	$1.05	$1.09	$1.00	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	3,260	3,109	3,015	2,520	1,589	1,870	1,920	1,769	1,603	1,325
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$0.73	$1.18	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.02	$0.73	$1.18	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,089	5,040	4,875	4,584	2,030	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.55	$2.09	$2.14	$1.86	$1.44	$1.25	$1.27	$1.08	$0.84	$1.12
Accumulation unit value at end of period	$2.81	$2.55	$2.09	$2.14	$1.86	$1.44	$1.25	$1.27	$1.08	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	5,310	5,800	5,535	5,700	6,113	6,244	6,599	6,746	71,544	74,527
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.01	$1.94	$1.84	$1.69	$1.25	$1.10	$1.10	$0.96	$0.72	$1.25
Accumulation unit value at end of period	$2.62	$2.01	$1.94	$1.84	$1.69	$1.25	$1.10	$1.10	$0.96	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	1,705	2,391	2,683	2,861	3,083	3,237	3,488	3,552	3,365	3,395
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.99	$1.66	$1.75	$1.56	$1.20	$1.05	$1.05	$0.94	$0.79	$1.09
Accumulation unit value at end of period	$2.14	$1.99	$1.66	$1.75	$1.56	$1.20	$1.05	$1.05	$0.94	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	10,367	12,778	12,126	13,557	13,907	14,115	14,358	12,846	12,296	10,333
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.18	$1.17	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.16	$1.18	$1.17	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,785	6,177	6,544	6,146	4,565	1,275	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60	$1.02
Accumulation unit value at end of period	$2.31	$1.87	$1.79	$1.88	$1.83	$1.25	$1.06	$1.05	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	1,815	2,263	2,597	2,782	2,945	2,456	2,205	2,132	2,226	1,683
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.66	$1.64	$1.51	$1.25	$1.10	$1.09	$0.97	$0.79	$1.14
Accumulation unit value at end of period	$1.99	$1.75	$1.66	$1.64	$1.51	$1.25	$1.10	$1.09	$0.97	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	18,307	19,374	13,463	10,849	9,898	7,709	7,342	8,118	9,918	2,682

28	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.61	$0.55	$0.72	$0.93	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.61	$0.55	$0.72	$0.93	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	431	359	205	123	38	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.49	$1.38	$1.36	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.79	$1.49	$1.38	$1.36	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,059	5,443	4,034	2,285	684	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.81	$2.29	$2.14	$2.14	$1.88	$1.42	$1.26	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	184	190	291	259	133	118	80	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.72	$1.72	$1.51	$1.14	$1.01	$0.97	$0.83	$0.68	$1.18
Accumulation unit value at end of period	$2.27	$1.84	$1.72	$1.72	$1.51	$1.14	$1.01	$0.97	$0.83	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	2,454	3,009	3,605	2,926	2,354	2,497	1,867	1,258	1,264	1,237
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.88	$0.91	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.88	$0.91	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	526	656	413	393	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.15	$1.90	$1.69	$1.75	$1.61	$1.28	$1.14	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	965	989	971	1,126	1,152	1,085	824	316	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.65	$1.47	$1.52	$1.40	$1.11	$0.98	$1.04	$0.90	$0.71	$1.21
Accumulation unit value at end of period	$1.87	$1.65	$1.47	$1.52	$1.40	$1.11	$0.98	$1.04	$0.90	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	27,295	34,250	37,664	43,288	48,374	51,118	58,110	66,039	784,644	581,359
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.98	$0.89	$0.91	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,130	845	773	895	296	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.46	$1.00	$0.97	$1.07	$1.11	$1.14	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,375	1,276	1,470	1,916	1,819	1,647	1,374	398	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.38	$1.53	$1.58	$1.62	$1.36	$1.73	$1.46	$0.84	$1.84
Accumulation unit value at end of period	$2.10	$1.44	$1.38	$1.53	$1.58	$1.62	$1.36	$1.73	$1.46	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	8,568	9,726	11,124	12,868	14,575	15,793	17,567	19,363	96,670	170,447
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.94	$0.96	$1.04	$1.04	$1.14	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	476	565	750	1,081	1,425	1,533	865	406	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.18	$1.21	$1.30	$1.30	$1.42	$1.35	$1.30	$1.23	$1.11	$1.12
Accumulation unit value at end of period	$1.24	$1.18	$1.21	$1.30	$1.30	$1.42	$1.35	$1.30	$1.23	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	7,011	8,616	10,289	12,071	15,294	18,657	19,772	21,158	313,653	259,518
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.96	$0.97	$0.98	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	699	701	723	676	800	515	2,071	1,047	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.07	$1.06
Accumulation unit value at end of period	$1.00	$1.01	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	11,991	18,031	14,445	18,128	24,234	25,597	32,019	38,057	56,313	97,399
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.51	$1.37	$1.40	$1.36	$1.30	$1.13	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,430	2,104	2,271	2,439	3,199	3,149	1,786	859	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.97	$1.77	$1.81	$1.76	$1.67	$1.46	$1.39	$1.23	$0.81	$1.09
Accumulation unit value at end of period	$2.07	$1.97	$1.77	$1.81	$1.76	$1.67	$1.46	$1.39	$1.23	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	10,493	12,635	13,879	16,298	16,769	18,038	16,330	17,925	18,658	13,874

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	29

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.48	$1.35	$1.37	$1.34	$1.28	$1.13	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,435	1,390	10,299	11,354	12,400	1,012	505	123	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.75	$1.78	$1.73	$1.66	$1.46	$1.39	$1.24	$0.88	$1.09
Accumulation unit value at end of period	$2.03	$1.92	$1.75	$1.78	$1.73	$1.66	$1.46	$1.39	$1.24	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	11,528	14,476	9,588	10,923	13,238	15,227	14,836	15,925	425,767	209,056
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.19	$1.15	$1.16	$1.11	$1.14	$1.07	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,035	2,138	2,041	2,170	2,008	3,372	2,062	1,102	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.41	$1.35	$1.40	$1.31	$1.24	$1.16	$1.02	$1.10
Accumulation unit value at end of period	$1.50	$1.46	$1.41	$1.41	$1.35	$1.40	$1.31	$1.24	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	21,800	26,284	28,325	32,493	40,444	59,211	58,892	63,231	972,289	788,507
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.75	$2.17	$2.17	$2.01	$1.78	$1.38	$1.16	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	455	353	447	341	409	310	401	75	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.83	$1.69	$1.49	$1.16	$0.97	$1.01	$0.87	$0.64	$1.16
Accumulation unit value at end of period	$2.32	$1.83	$1.83	$1.69	$1.49	$1.16	$0.97	$1.01	$0.87	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	3,886	4,533	5,679	4,117	4,264	3,914	3,901	4,320	4,123	3,524
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.98	$1.79	$1.79	$1.59	$1.22	$1.06	$1.06	$0.93	$0.74	$1.19
Accumulation unit value at end of period	$2.38	$1.98	$1.79	$1.79	$1.59	$1.22	$1.06	$1.06	$0.93	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	9,223	9,370	9,639	9,122	8,860	7,379	6,657	6,003	5,694	4,520
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.09	$1.04	$1.08	$1.08	$1.08	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,259	2,550	1,798	1,066	633	469	457	299	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,236	1,677	1,048	459	82	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.09	$1.72	$1.70	$1.62	$1.53	$1.18	$1.07	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	217	241	374	173	194	153	91	12	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.77	$1.69	$1.59	$1.22	$1.11	$1.32	$1.05	$0.65	$1.19
Accumulation unit value at end of period	$2.18	$1.79	$1.77	$1.69	$1.59	$1.22	$1.11	$1.32	$1.05	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1,988	2,417	3,034	2,711	3,047	3,034	3,411	3,871	3,392	1,407
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.43	$2.16	$1.92	$2.04	$1.83	$1.34	$1.15	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	436	409	347	390	394	216	222	75	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.69	$1.79	$1.61	$1.18	$1.00	$1.11	$0.91	$0.65	$1.20
Accumulation unit value at end of period	$2.14	$1.91	$1.69	$1.79	$1.61	$1.18	$1.00	$1.11	$0.91	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	6,900	8,639	9,959	11,070	11,990	12,608	14,876	17,892	66,735	94,511
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.28	$1.38	$1.32	$1.46	$1.21	$1.04	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	772	906	1,106	322	465	356	349	138	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.20	$1.29	$1.24	$1.36	$1.12	$0.96	$1.11	$0.98	$0.78	$1.32
Accumulation unit value at end of period	$1.51	$1.20	$1.29	$1.24	$1.36	$1.12	$0.96	$1.11	$0.98	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	5,677	6,976	3,637	3,110	3,326	3,480	3,977	4,182	4,460	3,440
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.76	$2.31	$1.95	$2.07	$1.88	$1.37	$1.17	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	260	203	282	230	181	197	23	—	—

30	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.99	$1.68	$1.78	$1.61	$1.18	$1.00	$1.03	$0.86	$0.69	$1.15
Accumulation unit value at end of period	$2.39	$1.99	$1.68	$1.78	$1.61	$1.18	$1.00	$1.03	$0.86	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	2,214	2,453	2,766	3,500	3,252	2,101	2,007	1,680	915	794
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.49	$2.24	$1.99	$2.08	$1.98	$1.35	$1.15	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	109	133	109	119	66	67	17	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.96	$1.74	$1.81	$1.72	$1.17	$1.00	$1.11	$0.88	$0.63	$1.04
Accumulation unit value at end of period	$2.18	$1.96	$1.74	$1.81	$1.72	$1.17	$1.00	$1.11	$0.88	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	1,495	1,665	1,939	1,995	2,065	1,803	2,236	1,954	1,459	1,213
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.18	$1.13	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,157	1,948	1,502	1,617	1,677	1,807	1,305	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.32	$2.12	$1.82	$1.97	$1.93	$1.44	$1.22	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	350	398	628	868	884	817	665	199	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.07	$1.05	$1.03	$1.03	$0.98	$1.01	$1.01	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	285	341	332	216	191	369	466	271	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.15	$1.09	$1.13	$1.12	$1.11	$1.09	$1.04	$1.08
Accumulation unit value at end of period	$1.20	$1.17	$1.15	$1.15	$1.09	$1.13	$1.12	$1.11	$1.09	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6,360	8,281	8,651	10,291	12,118	20,952	18,934	22,090	19,314	18,319
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.54	$0.49	$0.66	$0.80	$0.90	$0.92	$1.07	$0.92	$0.78	$1.18
Accumulation unit value at end of period	$0.54	$0.54	$0.49	$0.66	$0.80	$0.90	$0.92	$1.07	$0.92	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	4,462	5,386	6,148	6,616	7,283	8,763	10,196	8,793	8,768	6,606
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.14	$1.11	$1.12	$1.07	$1.11	$1.07	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	433	454	505	553	637	795	363	370	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,525	2,287	1,843	1,113	700	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.23	$1.14	$1.17	$1.09	$1.16	$1.11	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	448	465	373	403	517	1,263	1,140	163	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.35	$1.38	$1.29	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11
Accumulation unit value at end of period	$1.48	$1.45	$1.35	$1.38	$1.29	$1.37	$1.31	$1.20	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	7,254	8,489	9,613	10,923	13,180	18,165	18,865	19,071	489,118	159,105
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.62	$1.56	$1.60	$1.41	$1.38	$1.07	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	981	900	1,134	1,228	1,088	1,065	707	214	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.80	$1.38	$1.40	$1.43	$1.51	$1.25	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,465	1,120	1,130	1,388	1,114	1,025	924	276	—	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.44	$1.16	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	711	621	1,114	752	640	350	453	143	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.13	$1.16	$1.16	$1.12	$1.06	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.23	$1.13	$1.16	$1.16	$1.12	$1.06	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,160	1,145	1,139	1,418	1,889	1,208	975	376	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	31

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	870	571	362	323	217	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,758	24,812	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.89	$2.20	$2.10	$1.92	$1.72	$1.34	$1.19	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	258	263	430	260	209	218	92	64	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.65	$2.05	$2.12	$2.02	$1.85	$1.37	$1.22	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122	137	152	168	170	128	140	11	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.21	$1.86	$1.71	$1.72	$1.55	$1.22	$1.11	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	259	286	362	335	343	296	219	138	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70	$1.15
Accumulation unit value at end of period	$1.93	$1.62	$1.49	$1.49	$1.35	$1.06	$0.97	$1.01	$0.91	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	4,321	5,354	6,081	6,597	8,304	9,484	11,367	12,854	634,379	315,690
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.48	$2.14	$1.89	$1.93	$1.77	$1.31	$1.14	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	450	350	357	403	284	147	87	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.59	$1.97	$1.93	$1.83	$1.72	$1.33	$1.20	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	213	443	208	263	261	175	52	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.32	$1.38	$1.43	$1.44	$1.22	$1.07	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	649	651	859	722	598	408	382	65	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.27	$1.32	$1.34	$1.45	$1.21	$1.01	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	301	298	280	213	234	145	82	9	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.20	$1.92	$1.70	$1.87	$1.72	$1.36	$1.20	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	273	286	360	379	366	213	15	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.09	$1.07	$1.05	$1.06	$1.02	$1.06	$1.05	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	521	461	451	466	508	824	320	184	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.68	$2.34	$1.96	$1.97	$1.78	$1.32	$1.14	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	897	1,126	815	689	669	752	563	230	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$2.28	$1.91	$1.92	$1.73	$1.28	$1.11	$1.19	$0.99	$0.73	$1.16
Accumulation unit value at end of period	$2.62	$2.28	$1.91	$1.92	$1.73	$1.28	$1.11	$1.19	$0.99	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	2,186	2,098	1,808	1,524	1,483	1,530	1,610	922	738	671
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.00	$1.01	$1.01	$1.03	$1.02	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,560	2,597	1,944	613	203	218	67	39	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.27	$1.87	$1.82	$1.90	$1.75	$1.38	$1.20	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	308	333	329	313	302	295	206	67	—	—

32	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.02	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.05	$0.99	$0.95	$1.02	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,741	2,154	2,399	2,598	2,058	633	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.22	$1.22	$1.26	$1.08	$0.89	$1.06	$0.97	$0.78	$1.37
Accumulation unit value at end of period	$1.43	$1.14	$1.22	$1.22	$1.26	$1.08	$0.89	$1.06	$0.97	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	1,694	2,032	2,394	2,389	2,418	2,088	2,417	2,788	3,106	3,075
Eaton Vance VT Floating-Rate Income Fund – Initial Class (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.26	$1.29	$1.29	$1.25	$1.18	$1.16	$1.07	$0.75	$1.03
Accumulation unit value at end of period	$1.40	$1.36	$1.26	$1.29	$1.29	$1.25	$1.18	$1.16	$1.07	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	14,034	17,791	20,460	24,303	31,136	23,093	23,748	23,794	261,015	165,981
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.80	$1.80	$1.63	$1.25	$1.09	$1.13	$0.97	$0.73	$1.28
Accumulation unit value at end of period	$2.31	$1.92	$1.80	$1.80	$1.63	$1.25	$1.09	$1.13	$0.97	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	26,837	32,270	37,806	40,726	43,929	46,775	50,040	52,513	180,001	379,751
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.03	$1.83	$1.88	$1.79	$1.33	$1.17	$1.32	$1.04	$0.75	$1.25
Accumulation unit value at end of period	$2.43	$2.03	$1.83	$1.88	$1.79	$1.33	$1.17	$1.32	$1.04	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	20,026	23,677	27,594	31,163	34,636	36,939	41,822	44,384	199,837	248,092
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.23	$1.20	$1.32	$1.03	$0.86	$1.05	$0.94	$0.75	$1.35
Accumulation unit value at end of period	$1.49	$1.16	$1.23	$1.20	$1.32	$1.03	$0.86	$1.05	$0.94	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	4,954	6,015	7,239	7,187	7,439	7,248	8,862	9,733	10,921	10,113
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$0.98	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,216	7,369	5,619	3,661	1,039	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.05	$1.05	$1.06	$0.93	$0.91	$0.72	$0.77	$0.64	$0.55	$0.95
Accumulation unit value at end of period	$1.15	$1.05	$1.05	$1.06	$0.93	$0.91	$0.72	$0.77	$0.64	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	7,767	9,822	11,058	11,820	12,529	12,218	12,544	12,512	13,465	13,508
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.26	$1.16	$1.02	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,784	4,129	5,304	6,124	1,815	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.42	$1.51	$1.42	$1.12	$0.99	$1.01	$0.91	$0.73	$1.17
Accumulation unit value at end of period	$1.76	$1.64	$1.42	$1.51	$1.42	$1.12	$0.99	$1.01	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	8,948	10,419	11,668	13,106	14,378	15,322	16,523	16,807	17,365	17,652
Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.05	$1.58	$1.73	$1.73	$1.28	$1.09	$1.14	$0.90	$0.70	$1.06
Accumulation unit value at end of period	$2.24	$2.05	$1.58	$1.73	$1.73	$1.28	$1.09	$1.14	$0.90	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	5,941	7,549	8,036	9,848	10,846	11,090	12,614	12,529	13,709	12,625
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	242	226	287	109	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69	$1.10
Accumulation unit value at end of period	$2.28	$1.85	$1.69	$1.70	$1.48	$1.08	$0.95	$0.92	$0.83	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	3,858	4,776	5,664	5,882	5,863	5,828	6,322	6,259	7,238	7,321
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.51	$1.49	$1.44	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.90	$1.51	$1.49	$1.44	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,630	1,935	2,177	2,319	2,290	2,217	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.98	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$0.98	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,413	2,867	3,207	2,204	1,391	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.58	$1.70	$1.57	$1.17	$0.99	$1.02	$0.89	$0.70	$1.10
Accumulation unit value at end of period	$2.14	$1.84	$1.58	$1.70	$1.57	$1.17	$0.99	$1.02	$0.89	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	6,032	7,587	9,121	10,501	11,838	13,184	14,753	16,418	201,934	251,843

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	33

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$1.92	$1.78	$1.57	$1.56	$1.39	$1.08	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,926	5,878	4,464	4,444	4,691	3,837	3,425	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.01	$2.30	$2.25	$1.90	$1.37	$1.15	$1.11	$1.07	$0.85	$1.20
Accumulation unit value at end of period	$2.31	$2.01	$2.30	$2.25	$1.90	$1.37	$1.15	$1.11	$1.07	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	4,061	4,984	6,091	5,017	4,342	3,559	3,626	3,184	3,258	3,220
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.47	$1.52	$1.53	$1.30	$1.14	$1.24	$1.11	$0.83	$1.40
Accumulation unit value at end of period	$1.76	$1.45	$1.47	$1.52	$1.53	$1.30	$1.14	$1.24	$1.11	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	6,851	8,140	9,472	9,619	9,422	10,018	10,765	11,342	238,183	191,749
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.42	$1.41	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.71	$1.41	$1.42	$1.41	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,514	1,713	2,127	1,767	1,745	1,716	—	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.03	$1.13	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.03	$1.13	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,341	2,088	3,692	4,610	2,674	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.01	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,557	6,418	5,433	2,045	776	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.21	$1.18	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.19	$1.17	$1.21	$1.18	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	303	878	2,343	2,786	2,323	63	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63	$1.06
Accumulation unit value at end of period	$2.00	$1.58	$1.59	$1.53	$1.37	$1.06	$0.90	$0.97	$0.85	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	4,884	6,257	7,268	7,532	9,620	11,784	13,258	15,295	639,872	430,107
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.14	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.16	$1.13	$1.14	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	993	1,287	2,469	2,372	370	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.03	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.03	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,247	4,040	4,372	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.11	$1.91	$2.26	$2.03	$1.70	$1.52	$1.44	$1.28	$0.97	$1.57
Accumulation unit value at end of period	$2.39	$2.11	$1.91	$2.26	$2.03	$1.70	$1.52	$1.44	$1.28	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	10,276	12,615	14,038	16,754	16,808	17,920	17,962	16,579	17,912	18,559
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.41	$1.44	$1.28	$1.26	$0.98	$1.09	$0.90	$0.64	$1.17
Accumulation unit value at end of period	$1.57	$1.44	$1.41	$1.44	$1.28	$1.26	$0.98	$1.09	$0.90	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	4,357	5,495	5,997	6,770	7,323	7,544	8,256	8,650	96,054	117,566
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.63	$1.80	$1.93	$1.91	$1.40	$1.31	$1.42	$1.08	$0.69	$1.31
Accumulation unit value at end of period	$2.24	$1.63	$1.80	$1.93	$1.91	$1.40	$1.31	$1.42	$1.08	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	2,138	2,826	3,442	4,069	4,661	5,355	6,756	6,158	5,604	4,975
Neuberger Berman AMT International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.19	$1.18	$1.23	$1.05	$0.90	$1.03	$0.85	$0.64	$1.20
Accumulation unit value at end of period	$1.45	$1.16	$1.19	$1.18	$1.23	$1.05	$0.90	$1.03	$0.85	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	2,059	2,346	2,611	2,766	3,017	3,459	3,961	4,163	137,644	119,726
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.94	$1.78	$1.81	$1.66	$1.22	$1.11	$1.15	$0.95	$0.73	$1.21
Accumulation unit value at end of period	$2.27	$1.94	$1.78	$1.81	$1.66	$1.22	$1.11	$1.15	$0.95	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	1,149	1,427	1,526	1,573	1,512	1,214	1,392	1,455	1,127	833
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.91	$0.93	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	182	193	204	30	—	—	—	—	—	—

34	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.64	$1.60	$1.58	$1.25	$1.04	$1.15	$1.00	$0.73	$1.23
Accumulation unit value at end of period	$2.19	$1.62	$1.64	$1.60	$1.58	$1.25	$1.04	$1.15	$1.00	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	6,325	6,917	8,125	7,665	7,968	8,142	8,569	8,021	7,911	7,145
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.45	$1.49	$1.47	$1.49	$1.33	$1.33	$1.17	$1.00	$1.17
Accumulation unit value at end of period	$1.60	$1.52	$1.45	$1.49	$1.47	$1.49	$1.33	$1.33	$1.17	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23,133	28,412	33,509	38,596	47,078	57,221	60,624	65,085	577,448	420,661
Oppenheimer Main Street Fund®/VA, Service Shares (04/28/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,681	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.08	$1.78	$1.91	$1.73	$1.24	$1.06	$1.10	$0.90	$0.66	$1.08
Accumulation unit value at end of period	$2.35	$2.08	$1.78	$1.91	$1.73	$1.24	$1.06	$1.10	$0.90	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	4,649	5,030	6,004	6,045	6,265	6,322	6,884	7,403	8,026	7,814
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.32	$1.47	$1.47	$1.48	$1.30	$1.29	$1.15	$0.96	$1.15
Accumulation unit value at end of period	$1.66	$1.48	$1.32	$1.47	$1.47	$1.48	$1.30	$1.29	$1.15	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	7,312	8,757	10,503	14,089	18,682	23,468	20,990	18,465	351,435	346,275
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.97	$0.98	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.00	$0.97	$0.98	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	117	130	188	286	246	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.01	$0.99	$1.00	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,918	1,331	1,028	909	661	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.96	$0.94	$0.99	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,566	4,819	5,032	4,285	1,816	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.54	$0.71	$0.77	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.79	$0.54	$0.71	$0.77	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,937	2,391	2,036	1,692	1,001	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.86	$1.57	$1.50	$1.52	$1.46	$1.22	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	244,681	269,584	294,272	295,390	319,087	288,564	249,264	79,955	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.86	$1.58	$1.50	$1.53	$1.46	$1.22	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207,557	272,799	315,909	351,169	528,534	569,607	673,876	709,794	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.22	$1.19	$1.20	$1.17	$1.14	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75,380	86,023	79,356	86,974	111,142	179,383	124,664	37,862	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.22	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	165,113	209,710	201,988	230,224	337,162	632,917	517,244	407,564	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	670	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,188	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$1.02	$1.04	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,598	43,773	24,171	12,021	5,181	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	35

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.04	$1.02	$1.05	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	86,814	113,542	81,580	78,409	21,256	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.05	$1.03	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,220,902	1,345,925	1,475,624	1,431,347	446,881	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.19	$1.05	$1.03	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	843,569	932,397	993,340	1,003,801	297,687	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,484,111	1,527,964	1,543,741	1,584,772	1,702,393	1,710,156	1,372,850	543,150	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.41	$1.36	$1.38	$1.32	$1.20	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,616,708	2,967,338	3,241,769	3,477,583	3,816,277	3,811,596	3,866,447	4,048,660	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	814,791	891,544	985,364	1,045,332	1,171,461	1,155,594	1,004,346	382,806	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.72	$1.49	$1.43	$1.45	$1.39	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	775,540	971,845	1,140,429	1,268,064	1,972,689	2,256,097	2,609,307	2,821,858	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.31	$1.27	$1.29	$1.24	$1.17	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	212,144	239,388	238,103	258,787	329,279	429,367	310,373	130,486	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.32	$1.28	$1.29	$1.24	$1.17	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446,132	539,604	575,433	665,239	860,888	1,156,617	1,071,873	1,012,023	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.12	$1.11	$1.11	$1.07	$1.10	$1.06	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	574	644	614	603	763	894	695	369	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.23	$1.90	$1.80	$1.92	$1.94	$1.40	$1.27	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	105	122	135	128	166	154	120	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.09	$1.97	$1.59	$1.77	$1.75	$1.31	$1.17	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	138	149	169	193	234	212	134	73	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.94	$1.56	$1.73	$1.71	$1.28	$1.14	$1.20	$0.97	$0.72	$1.06
Accumulation unit value at end of period	$2.06	$1.94	$1.56	$1.73	$1.71	$1.28	$1.14	$1.20	$0.97	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	3,476	4,254	4,967	5,542	6,596	7,960	9,513	11,214	373,857	309,935
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,463	488	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,271	6,764	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,182	3,882	—	—	—	—	—	—	—	—

36	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.65	$1.67	$1.76	$1.45	$1.20	$1.42	$1.15	$0.77	$1.43
Accumulation unit value at end of period	$2.13	$1.62	$1.65	$1.67	$1.76	$1.45	$1.20	$1.42	$1.15	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	12,339	14,367	16,539	18,169	20,183	21,094	24,125	26,504	187,502	120,530
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$2.03	$1.80	$1.83	$1.76	$1.33	$1.11	$1.16	$0.95	$0.68	$1.13
Accumulation unit value at end of period	$2.41	$2.03	$1.80	$1.83	$1.76	$1.33	$1.11	$1.16	$0.95	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	9,389	11,577	13,474	15,273	17,494	18,923	21,342	22,943	153,936	123,418
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.11	$1.18	$0.99	$0.88	$1.02	$0.89	$0.77	$1.34
Accumulation unit value at end of period	$1.41	$1.14	$1.12	$1.11	$1.18	$0.99	$0.88	$1.02	$0.89	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	3,946	4,474	5,345	5,063	5,763	7,030	7,768	8,294	298,706	4,123
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.05	$1.84	$1.92	$1.75	$1.35	$1.18	$1.26	$1.03	$0.70	$1.18
Accumulation unit value at end of period	$2.45	$2.05	$1.84	$1.92	$1.75	$1.35	$1.18	$1.26	$1.03	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	2,789	3,121	3,666	4,010	4,561	4,859	5,638	2,066	2,178	1,767
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.15	$2.02	$2.09	$2.15	$1.44	$1.35	$1.43	$1.14	$0.75	$1.29
Accumulation unit value at end of period	$2.69	$2.15	$2.02	$2.09	$2.15	$1.44	$1.35	$1.43	$1.14	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	3,435	4,468	5,172	5,436	6,304	6,577	7,143	8,077	7,416	5,757
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$0.92	$0.99	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	500	537	596	258	—	—	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.10	$1.08	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,825	1,643	1,676	1,226	791	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35
Accumulation unit value at end of period	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	741	784	981	1,097	1,106	1,313	1,642	2,571	3,654	2,593
AB VPS Growth and Income Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34
Accumulation unit value at end of period	$2.39	$2.03	$1.85	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	10,497	12,411	15,071	17,244	20,041	23,312	28,840	33,656	41,871	53,105
AB VPS International Value Portfolio (Class B) (08/13/2001)
Accumulation unit value at beginning of period	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61
Accumulation unit value at end of period	$2.08	$1.68	$1.71	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	16,581	19,257	22,777	26,270	31,753	38,807	49,799	63,534	93,058	122,930
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.96	$2.27	$2.24	$2.04	$1.81	$1.33	$1.16	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,590	3,072	2,941	1,377	589	267	93	2	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.73	$1.18	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.73	$1.18	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,653	13,785	12,552	10,397	3,655	—	—	—	—	—
American Century VP International, Class I (09/15/1999)
Accumulation unit value at beginning of period	$1.35	$1.44	$1.44	$1.54	$1.27	$1.06	$1.21	$1.08	$0.82	$1.49
Accumulation unit value at end of period	$1.75	$1.35	$1.44	$1.44	$1.54	$1.27	$1.06	$1.21	$1.08	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	2,391	2,753	3,417	3,797	4,384	5,102	6,878	9,446	13,469	17,171
American Century VP International, Class II (08/13/2001)
Accumulation unit value at beginning of period	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66
Accumulation unit value at end of period	$1.91	$1.48	$1.58	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	4,566	5,027	5,982	6,783	7,794	8,843	10,596	12,837	15,628	19,242
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90
Accumulation unit value at end of period	$2.24	$2.03	$1.67	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	6,486	6,832	6,055	6,214	6,845	6,830	7,355	8,798	25,355	30,504

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	37

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19
Accumulation unit value at end of period	$2.47	$1.89	$1.83	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	2,417	2,436	3,222	3,475	3,871	4,871	5,322	5,909	6,957	7,931
American Century VP Value, Class I (09/15/1999)
Accumulation unit value at beginning of period	$3.16	$2.64	$2.78	$2.48	$1.90	$1.67	$1.67	$1.49	$1.25	$1.73
Accumulation unit value at end of period	$3.40	$3.16	$2.64	$2.78	$2.48	$1.90	$1.67	$1.67	$1.49	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	4,511	5,545	6,487	7,623	9,064	10,633	12,699	16,669	22,547	27,547
American Century VP Value, Class II (08/13/2001)
Accumulation unit value at beginning of period	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47
Accumulation unit value at end of period	$2.85	$2.65	$2.23	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	20,496	22,042	23,479	26,320	29,234	31,529	36,454	41,940	48,731	56,747
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.15	$1.18	$1.17	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.15	$1.18	$1.17	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,271	19,437	19,317	15,638	11,699	3,226	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (05/01/2000)
Accumulation unit value at beginning of period	$1.57	$1.47	$1.51	$1.39	$1.19	$1.09	$1.05	$0.95	$0.76	$1.12
Accumulation unit value at end of period	$1.74	$1.57	$1.47	$1.51	$1.39	$1.19	$1.09	$1.05	$0.95	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	3,259	3,625	4,176	5,003	5,639	6,095	6,505	8,238	9,852	12,240
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60	$1.02
Accumulation unit value at end of period	$2.28	$1.86	$1.77	$1.87	$1.81	$1.24	$1.05	$1.05	$0.85	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	931	1,107	1,358	1,587	1,652	1,133	926	1,019	1,436	1,203
Columbia Variable Portfolio – Balanced Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85	$1.22
Accumulation unit value at end of period	$2.11	$1.86	$1.77	$1.75	$1.61	$1.34	$1.18	$1.16	$1.04	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	51,410	47,474	37,714	33,526	33,040	33,359	39,535	45,791	55,353	51,095
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.61	$0.54	$0.72	$0.93	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.61	$0.54	$0.72	$0.93	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,321	1,718	1,625	587	150	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.38	$1.36	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.48	$1.38	$1.36	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,049	14,367	9,669	5,364	2,048	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.79	$2.27	$2.13	$2.13	$1.87	$1.42	$1.26	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,796	2,539	2,275	1,150	553	251	40	9	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.49	$1.39	$1.40	$1.22	$0.92	$0.82	$0.79	$0.68	$0.55	$0.96
Accumulation unit value at end of period	$1.83	$1.49	$1.39	$1.40	$1.22	$0.92	$0.82	$0.79	$0.68	$0.55
Number of accumulation units outstanding at end of period (000 omitted)	35,737	41,964	51,782	57,394	69,472	84,369	100,737	120,427	147,939	180,807
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	885	1,007	1,105	1,051	707	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.13	$1.89	$1.68	$1.75	$1.61	$1.28	$1.14	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,410	7,265	5,599	4,707	3,248	1,392	844	229	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.59	$2.30	$2.39	$2.20	$1.75	$1.55	$1.65	$1.42	$1.13	$1.91
Accumulation unit value at end of period	$2.93	$2.59	$2.30	$2.39	$2.20	$1.75	$1.55	$1.65	$1.42	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	41,891	50,434	60,130	73,666	87,069	99,992	126,113	156,962	307,581	329,220
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.98	$0.89	$0.91	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,150	2,851	2,505	2,761	1,137	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.45	$1.00	$0.96	$1.07	$1.10	$1.14	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,779	5,901	5,314	5,297	3,910	1,839	1,102	414	—	—

38	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$2.14	$2.06	$2.29	$2.36	$2.43	$2.03	$2.60	$2.19	$1.27	$2.77
Accumulation unit value at end of period	$3.12	$2.14	$2.06	$2.29	$2.36	$2.43	$2.03	$2.60	$2.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	9,346	10,207	12,958	15,636	18,677	22,279	27,455	33,567	47,289	61,879
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.94	$0.96	$1.03	$1.04	$1.13	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,467	3,187	2,791	2,668	2,699	2,020	1,190	353	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.58	$1.61	$1.74	$1.74	$1.90	$1.81	$1.74	$1.65	$1.49	$1.51
Accumulation unit value at end of period	$1.65	$1.58	$1.61	$1.74	$1.74	$1.90	$1.81	$1.74	$1.65	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	16,057	18,973	22,985	28,727	36,258	48,278	56,664	68,524	137,253	142,773
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,397	9,951	6,571	5,034	5,954	1,172	825	694	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.11	$1.12	$1.14	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20	$1.18
Accumulation unit value at end of period	$1.11	$1.11	$1.12	$1.14	$1.15	$1.16	$1.17	$1.18	$1.19	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	24,661	32,195	35,229	39,251	50,331	61,799	82,185	92,405	140,419	290,095
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.50	$1.36	$1.39	$1.36	$1.29	$1.13	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,719	9,952	8,478	6,903	4,568	2,838	1,107	225	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$2.44	$2.21	$2.25	$2.20	$2.09	$1.82	$1.74	$1.54	$1.01	$1.37
Accumulation unit value at end of period	$2.57	$2.44	$2.21	$2.25	$2.20	$2.09	$1.82	$1.74	$1.54	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26,601	31,732	38,674	48,391	55,214	64,192	73,576	89,489	111,734	125,862
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.47	$1.34	$1.37	$1.33	$1.28	$1.13	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,347	6,040	14,061	15,213	15,891	1,475	587	160	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$2.02	$1.84	$1.88	$1.83	$1.76	$1.55	$1.47	$1.31	$0.93	$1.16
Accumulation unit value at end of period	$2.13	$2.02	$1.84	$1.88	$1.83	$1.76	$1.55	$1.47	$1.31	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	17,897	20,741	17,356	20,662	24,731	32,890	34,819	39,448	141,698	76,770
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.14	$1.15	$1.10	$1.14	$1.07	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,012	9,706	7,288	5,718	5,271	6,013	3,544	836	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.82	$1.75	$1.77	$1.69	$1.75	$1.64	$1.56	$1.45	$1.28	$1.38
Accumulation unit value at end of period	$1.87	$1.82	$1.75	$1.77	$1.69	$1.75	$1.64	$1.56	$1.45	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	53,881	61,794	71,097	85,500	107,141	156,667	174,738	214,494	447,493	430,993
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.73	$2.16	$2.15	$2.00	$1.77	$1.38	$1.16	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,866	4,306	3,556	1,650	1,074	553	92	23	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.15	$1.15	$1.06	$0.94	$0.73	$0.61	$0.64	$0.55	$0.41	$0.74
Accumulation unit value at end of period	$1.46	$1.15	$1.15	$1.06	$0.94	$0.73	$0.61	$0.64	$0.55	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	25,535	29,899	37,899	37,413	44,063	51,318	60,544	72,817	90,930	116,110
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (05/01/2000)
Accumulation unit value at beginning of period	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64	$1.03
Accumulation unit value at end of period	$2.03	$1.69	$1.53	$1.53	$1.36	$1.04	$0.91	$0.91	$0.80	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	48,132	42,843	40,321	37,322	38,404	40,265	46,053	55,090	65,626	73,795
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.09	$1.08	$1.03	$1.07	$1.08	$1.07	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,957	8,639	4,608	3,837	2,142	1,603	889	432	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,794	5,110	3,685	1,824	428	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	39

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.07	$1.70	$1.69	$1.62	$1.52	$1.17	$1.07	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,228	1,875	1,603	682	384	92	91	19	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (05/01/2001)
Accumulation unit value at beginning of period	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35
Accumulation unit value at end of period	$2.47	$2.03	$2.00	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	6,234	7,139	8,696	9,107	10,976	13,009	16,901	21,606	26,343	25,504
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.41	$2.15	$1.91	$2.03	$1.83	$1.34	$1.14	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,662	3,283	2,637	2,007	1,383	354	215	50	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48
Accumulation unit value at end of period	$2.63	$2.34	$2.07	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	5,079	6,115	7,691	9,450	10,346	11,045	14,817	19,331	32,037	45,362
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.27	$1.37	$1.32	$1.46	$1.20	$1.03	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,023	4,155	3,028	1,445	889	446	166	44	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.15	$1.27	$1.05	$0.90	$1.04	$0.92	$0.73	$1.24
Accumulation unit value at end of period	$1.41	$1.12	$1.20	$1.15	$1.27	$1.05	$0.90	$1.04	$0.92	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	10,995	13,602	11,586	12,233	14,336	16,902	21,875	27,645	35,421	42,730
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.74	$2.29	$1.93	$2.06	$1.87	$1.37	$1.17	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,070	2,409	1,990	1,473	533	91	52	32	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.26	$1.91	$2.03	$1.84	$1.35	$1.15	$1.18	$0.99	$0.79	$1.32
Accumulation unit value at end of period	$2.71	$2.26	$1.91	$2.03	$1.84	$1.35	$1.15	$1.18	$0.99	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	4,049	4,185	5,339	7,377	6,539	4,932	6,465	6,063	3,736	2,900
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.47	$2.23	$1.98	$2.07	$1.97	$1.34	$1.15	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,625	1,524	1,310	964	564	193	81	47	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$3.09	$2.74	$2.85	$2.72	$1.85	$1.59	$1.75	$1.39	$1.01	$1.65
Accumulation unit value at end of period	$3.43	$3.09	$2.74	$2.85	$2.72	$1.85	$1.59	$1.75	$1.39	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3,805	4,631	5,623	6,640	7,407	8,170	10,076	12,744	15,189	18,734
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.12	$1.04	$1.07	$1.04	$1.05	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,211	10,308	6,562	4,404	3,947	3,269	1,394	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.30	$2.11	$1.81	$1.96	$1.92	$1.44	$1.21	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,622	2,271	2,230	2,463	1,833	836	553	149	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.03	$1.02	$0.98	$1.01	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,466	3,503	2,879	2,039	1,116	1,594	1,177	498	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (09/15/1999)
Accumulation unit value at beginning of period	$1.39	$1.37	$1.36	$1.30	$1.34	$1.33	$1.33	$1.30	$1.24	$1.29
Accumulation unit value at end of period	$1.42	$1.39	$1.37	$1.36	$1.30	$1.34	$1.33	$1.33	$1.30	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	18,959	22,623	25,128	29,517	37,054	52,934	61,501	78,228	88,306	108,778
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13
Accumulation unit value at end of period	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	8,451	10,055	12,146	14,175	17,008	21,622	25,966	26,305	26,662	22,011
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.17	$1.13	$1.10	$1.12	$1.06	$1.10	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,618	3,321	2,338	2,028	1,882	1,851	479	120	—	—

40	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,862	5,952	5,051	2,342	1,428	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.22	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,836	2,688	1,994	1,633	1,568	1,542	739	310	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.46	$1.36	$1.39	$1.30	$1.38	$1.32	$1.21	$1.18	$1.11	$1.12
Accumulation unit value at end of period	$1.48	$1.46	$1.36	$1.39	$1.30	$1.38	$1.32	$1.21	$1.18	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	16,465	18,278	22,151	26,715	33,722	48,160	54,821	63,669	192,220	113,444
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.61	$1.55	$1.59	$1.41	$1.38	$1.07	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,029	4,541	3,923	2,953	2,042	906	442	140	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.37	$1.39	$1.43	$1.50	$1.24	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,492	4,924	4,306	3,874	2,717	1,263	833	244	—	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.43	$1.15	$1.08	$1.18	$1.29	$1.09	$0.94	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,438	3,209	3,315	1,719	1,071	459	359	89	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.25	$1.22	$1.12	$1.15	$1.15	$1.12	$1.06	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,939	7,682	6,454	5,976	4,938	1,624	1,214	172	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,862	1,660	931	646	90	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,856	24,225	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.87	$2.18	$2.09	$1.91	$1.72	$1.34	$1.19	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,839	1,651	853	660	432	162	101	15	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.63	$2.03	$2.11	$2.01	$1.84	$1.37	$1.22	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,100	1,022	761	406	298	177	51	6	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.19	$1.84	$1.70	$1.71	$1.55	$1.22	$1.11	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,336	1,169	1,232	773	655	445	380	103	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11
Accumulation unit value at end of period	$1.85	$1.55	$1.43	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	3,150	3,677	4,538	5,373	6,310	7,221	9,394	12,490	163,841	98,708
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.47	$2.12	$1.88	$1.92	$1.76	$1.31	$1.14	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,873	4,997	3,384	2,363	1,292	425	287	33	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.57	$1.96	$1.92	$1.82	$1.72	$1.32	$1.20	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,068	1,056	1,232	860	771	700	442	57	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.31	$1.37	$1.42	$1.44	$1.22	$1.07	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,807	5,794	5,380	2,748	1,496	533	369	28	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	41

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.26	$1.31	$1.34	$1.45	$1.21	$1.01	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,736	1,619	1,813	987	635	123	59	6	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.19	$1.90	$1.69	$1.86	$1.71	$1.35	$1.20	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,268	1,596	1,375	1,418	1,032	618	230	26	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.06	$1.05	$1.06	$1.02	$1.06	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,428	2,176	1,011	575	549	756	268	35	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.66	$2.32	$1.95	$1.96	$1.77	$1.32	$1.14	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,921	3,322	1,963	1,157	857	588	340	45	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.62	$2.19	$2.21	$1.99	$1.48	$1.28	$1.38	$1.14	$0.84	$1.34
Accumulation unit value at end of period	$3.00	$2.62	$2.19	$2.21	$1.99	$1.48	$1.28	$1.38	$1.14	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	2,586	2,352	1,888	1,747	2,014	2,101	2,436	2,760	3,165	3,807
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.99	$1.00	$1.00	$1.01	$1.01	$1.02	$1.02	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,939	5,700	2,506	1,014	613	308	172	74	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.26	$1.86	$1.81	$1.89	$1.75	$1.38	$1.20	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,817	2,339	2,001	1,080	663	328	156	46	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,013	6,466	7,133	7,736	6,629	2,284	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2006)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04
Accumulation unit value at end of period	$1.39	$1.35	$1.25	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	27,273	32,151	38,705	50,073	65,553	50,815	55,759	56,862	105,964	79,727
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20
Accumulation unit value at end of period	$2.15	$1.78	$1.67	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	52,141	55,327	63,576	70,307	76,647	84,137	102,175	120,336	167,696	237,020
Fidelity® VIP Growth & Income Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.97	$1.71	$1.77	$1.62	$1.23	$1.05	$1.04	$0.91	$0.73	$1.26
Accumulation unit value at end of period	$2.28	$1.97	$1.71	$1.77	$1.62	$1.23	$1.05	$1.04	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	8,069	9,445	11,131	13,602	16,171	19,404	23,702	32,463	43,167	55,844
Fidelity® VIP Growth & Income Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38
Accumulation unit value at end of period	$2.47	$2.13	$1.86	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	14,832	17,454	20,243	23,702	28,446	32,761	38,733	47,072	57,593	72,387
Fidelity® VIP Mid Cap Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$5.82	$5.24	$5.37	$5.10	$3.79	$3.33	$3.77	$2.95	$2.13	$3.56
Accumulation unit value at end of period	$6.95	$5.82	$5.24	$5.37	$5.10	$3.79	$3.33	$3.77	$2.95	$2.13
Number of accumulation units outstanding at end of period (000 omitted)	5,338	6,198	7,300	8,686	10,285	12,401	16,339	22,725	32,282	41,030
Fidelity® VIP Mid Cap Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33
Accumulation unit value at end of period	$4.49	$3.76	$3.39	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	24,758	27,539	31,976	37,014	43,257	50,560	63,182	76,313	106,479	136,525
Fidelity® VIP Overseas Portfolio Service Class (09/15/1999)
Accumulation unit value at beginning of period	$1.33	$1.42	$1.38	$1.52	$1.18	$0.98	$1.20	$1.07	$0.86	$1.54
Accumulation unit value at end of period	$1.71	$1.33	$1.42	$1.38	$1.52	$1.18	$0.98	$1.20	$1.07	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	3,342	3,648	4,437	4,851	5,705	7,128	9,288	14,044	19,097	24,686
Fidelity® VIP Overseas Portfolio Service Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88
Accumulation unit value at end of period	$2.06	$1.60	$1.71	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,808	8,651	10,509	11,977	14,012	16,360	20,346	24,715	29,954	37,943

42	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.05	$0.98	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30,762	19,832	14,724	10,509	2,729	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$2.72	$2.73	$2.74	$2.40	$2.37	$1.88	$2.01	$1.68	$1.42	$2.49
Accumulation unit value at end of period	$2.97	$2.72	$2.73	$2.74	$2.40	$2.37	$1.88	$2.01	$1.68	$1.42
Number of accumulation units outstanding at end of period (000 omitted)	9,228	11,174	13,307	15,352	17,380	18,941	21,820	25,510	31,073	39,491
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,704	11,610	11,688	12,796	4,629	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53
Accumulation unit value at end of period	$2.28	$2.13	$1.85	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	12,378	13,740	15,352	17,372	20,113	22,778	27,767	33,994	39,361	47,292
Franklin Small Cap Value VIP Fund – Class 2 (09/15/1999)
Accumulation unit value at beginning of period	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55	$2.34
Accumulation unit value at end of period	$4.91	$4.48	$3.47	$3.79	$3.80	$2.82	$2.40	$2.52	$1.98	$1.55
Number of accumulation units outstanding at end of period (000 omitted)	7,861	8,759	9,355	11,090	12,772	14,443	18,246	22,799	28,730	36,256
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$4.47	$3.97	$4.41	$3.92	$2.98	$2.54	$2.74	$2.21	$1.68	$2.69
Accumulation unit value at end of period	$4.92	$4.47	$3.97	$4.41	$3.92	$2.98	$2.54	$2.74	$2.21	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	10,084	12,162	15,170	18,356	22,012	26,253	33,368	41,459	51,883	65,990
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,992	1,788	1,401	382	—	—	—	—	—	—
Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$3.21	$2.63	$2.71	$2.56	$1.90	$1.70	$1.71	$1.32	$1.05	$1.60
Accumulation unit value at end of period	$3.55	$3.21	$2.63	$2.71	$2.56	$1.90	$1.70	$1.71	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	705	819	974	1,131	1,370	1,617	2,042	3,152	3,988	5,064
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (09/15/1999)
Accumulation unit value at beginning of period	$1.86	$1.70	$1.71	$1.49	$1.09	$0.96	$0.93	$0.84	$0.70	$1.12
Accumulation unit value at end of period	$2.29	$1.86	$1.70	$1.71	$1.49	$1.09	$0.96	$0.93	$0.84	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	16,623	19,473	23,888	27,852	32,151	38,124	45,869	57,775	70,758	87,685
Invesco V.I. American Franchise Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.52	$1.50	$1.44	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.92	$1.52	$1.50	$1.44	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,454	2,871	3,396	4,080	4,650	5,741	—	—	—	—
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,321	8,453	10,774	12,892	17,219	21,813	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.08	$0.97	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,957	10,172	8,537	7,340	4,139	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.18	$1.88	$2.03	$1.87	$1.39	$1.18	$1.22	$1.07	$0.84	$1.32
Accumulation unit value at end of period	$2.54	$2.18	$1.88	$2.03	$1.87	$1.39	$1.18	$1.22	$1.07	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	13,154	16,100	20,412	24,290	30,112	35,922	43,939	51,081	95,224	120,656
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$1.93	$1.80	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,566	6,426	5,126	5,516	5,509	4,566	4,289	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13
Accumulation unit value at end of period	$2.15	$1.88	$2.15	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	3,667	4,546	6,813	5,708	5,335	4,583	4,633	4,675	5,414	5,240
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57
Accumulation unit value at end of period	$1.95	$1.60	$1.63	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	11,096	13,294	15,354	15,999	15,539	17,045	20,480	24,477	76,801	53,711

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	43

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.42	$1.33	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.42	$1.42	$1.42	$1.33	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,573	5,130	4,277	4,465	5,337	6,385	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.41	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.41	$1.41	$1.41	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,057	1,250	3,527	3,767	4,529	5,179	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84
Accumulation unit value at end of period	$1.71	$1.28	$1.30	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46
Number of accumulation units outstanding at end of period (000 omitted)	3,600	4,250	5,647	6,136	7,262	8,097	9,279	10,745	11,446	8,853
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$1.13	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,818	5,182	7,482	8,642	5,339	—	—	—	—	—
Janus Henderson Enterprise Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.16	$1.05	$0.80	$0.69	$0.71	$0.57	$0.40	$0.72
Accumulation unit value at end of period	$1.67	$1.33	$1.20	$1.16	$1.05	$0.80	$0.69	$0.71	$0.57	$0.40
Number of accumulation units outstanding at end of period (000 omitted)	3,318	3,479	3,910	4,202	4,877	5,538	6,760	9,504	12,181	15,191
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.05	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,421	16,815	12,008	5,319	1,772	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.21	$1.18	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.19	$1.17	$1.21	$1.18	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,742	1,845	2,160	2,244	1,944	60	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Global Technology Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$0.98	$0.87	$0.84	$0.78	$0.58	$0.49	$0.54	$0.44	$0.28	$0.51
Accumulation unit value at end of period	$1.41	$0.98	$0.87	$0.84	$0.78	$0.58	$0.49	$0.54	$0.44	$0.28
Number of accumulation units outstanding at end of period (000 omitted)	5,998	6,645	7,403	7,502	8,912	10,178	12,352	16,131	19,312	16,671
Janus Henderson Overseas Portfolio: Service Shares (05/01/2000)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.29	$1.49	$1.31	$1.17	$1.75	$1.41	$0.80	$1.68
Accumulation unit value at end of period	$1.40	$1.08	$1.17	$1.29	$1.49	$1.31	$1.17	$1.75	$1.41	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	7,624	8,888	10,549	12,453	15,967	20,796	28,873	39,710	46,612	54,116
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06
Accumulation unit value at end of period	$1.98	$1.57	$1.58	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	5,586	6,279	7,362	7,359	9,102	10,929	13,639	18,753	168,562	128,192
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.14	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.15	$1.13	$1.14	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,938	2,834	3,086	2,470	1,416	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,864	15,670	18,780	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (05/01/2000)
Accumulation unit value at beginning of period	$1.84	$1.71	$1.76	$1.92	$1.37	$1.15	$1.29	$0.96	$0.60	$0.99
Accumulation unit value at end of period	$2.30	$1.84	$1.71	$1.76	$1.92	$1.37	$1.15	$1.29	$0.96	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	5,070	5,967	7,470	9,073	12,730	14,561	18,476	17,906	20,432	22,831
MFS® Utilities Series – Service Class (08/13/2001)
Accumulation unit value at beginning of period	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22
Accumulation unit value at end of period	$3.36	$2.96	$2.69	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	13,841	15,339	17,604	21,703	22,161	24,763	28,483	30,235	35,891	43,832
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11
Accumulation unit value at end of period	$1.48	$1.36	$1.33	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	5,766	7,037	8,633	9,869	11,018	11,521	13,857	16,073	38,794	50,326
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20
Accumulation unit value at end of period	$2.02	$1.47	$1.63	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	3,608	3,758	4,823	5,706	6,523	7,547	11,091	11,306	12,049	11,266

44	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Neuberger Berman AMT International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07
Accumulation unit value at end of period	$1.27	$1.02	$1.04	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57
Number of accumulation units outstanding at end of period (000 omitted)	2,678	2,865	3,296	3,552	3,805	3,744	4,654	5,093	40,525	41,079
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.32	$1.98	$1.83	$1.86	$1.70	$1.25	$1.14	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,194	663	545	484	362	191	137	12	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.93	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,066	1,043	1,028	390	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94	$1.59
Accumulation unit value at end of period	$2.82	$2.09	$2.11	$2.05	$2.03	$1.62	$1.35	$1.49	$1.30	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	12,158	11,402	12,573	12,255	13,330	14,055	16,697	18,638	21,263	24,950
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06	$1.25
Accumulation unit value at end of period	$1.68	$1.60	$1.52	$1.58	$1.55	$1.57	$1.40	$1.41	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	48,596	56,033	71,089	87,326	106,841	136,644	159,925	193,872	350,910	395,298
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85	$1.39
Accumulation unit value at end of period	$2.99	$2.65	$2.27	$2.44	$2.21	$1.59	$1.36	$1.41	$1.16	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	8,737	8,661	9,200	8,752	8,651	8,534	9,937	12,889	15,634	18,861
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12
Accumulation unit value at end of period	$1.60	$1.43	$1.27	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	14,975	16,963	21,291	30,891	40,275	51,223	49,462	49,921	127,629	131,661
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,023	938	1,206	1,023	1,373	1,076	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$0.99	$1.00	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,970	5,911	4,281	3,259	2,683	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08
Accumulation unit value at end of period	$2.54	$2.22	$2.53	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	3,160	3,689	4,933	4,272	4,170	4,303	5,005	5,824	7,349	8,551
Putnam VT International Equity Fund – Class IB Shares (08/13/2001)
Accumulation unit value at beginning of period	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73
Accumulation unit value at end of period	$1.81	$1.44	$1.49	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3,226	3,660	4,323	4,355	4,853	5,772	7,324	8,590	10,504	13,381
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.52	$1.97	$1.84	$1.87	$1.66	$1.23	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,245	4,766	5,636	6,247	6,713	7,461	9,245	11,503	—	—
Royce Capital Fund – Micro-Cap Portfolio, Investment Class (09/15/1999)
Accumulation unit value at beginning of period	$4.22	$3.56	$4.11	$4.30	$3.59	$3.37	$3.87	$3.00	$1.92	$3.41
Accumulation unit value at end of period	$4.40	$4.22	$3.56	$4.11	$4.30	$3.59	$3.37	$3.87	$3.00	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	1,438	1,765	2,098	2,559	3,219	4,108	5,376	7,434	9,775	11,919
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.96	$0.94	$0.99	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,265	9,937	10,469	9,367	5,007	—	—	—	—	—
Third Avenue Value Portfolio (09/21/1999)
Accumulation unit value at beginning of period	$3.37	$3.03	$3.35	$3.24	$2.75	$2.18	$2.80	$2.48	$1.72	$3.08
Accumulation unit value at end of period	$3.79	$3.37	$3.03	$3.35	$3.24	$2.75	$2.18	$2.80	$2.48	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	1,984	2,257	2,720	3,329	4,084	4,999	6,239	8,717	12,094	15,600
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.79	$0.54	$0.71	$0.77	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.79	$0.54	$0.71	$0.77	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,826	3,808	2,337	1,658	856	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	45

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.56	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169,477	176,564	194,758	199,324	205,762	177,549	153,074	45,018	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.57	$1.49	$1.52	$1.45	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31,478	37,085	47,381	54,255	80,004	87,969	109,521	123,203	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91,597	101,651	94,924	100,672	134,759	211,589	152,207	39,107	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.19	$1.20	$1.16	$1.14	$1.07	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,141	50,251	56,974	65,491	91,676	146,041	137,636	129,583	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,418	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,550	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.04	$1.02	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	196,362	173,746	84,219	47,213	23,356	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.05	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.08	$1.05	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	559,214	545,537	342,067	214,158	98,193	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.16	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.14	$1.11	$1.16	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,565,618	3,079,934	2,461,500	1,530,962	541,712	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.20	$1.16	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.19	$1.16	$1.20	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,348,661	5,069,930	4,166,843	3,245,376	2,279,309	956,051	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,240,606	1,265,648	1,290,607	1,313,689	1,372,194	1,323,161	1,036,629	372,331	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	352,246	428,255	534,847	628,237	704,894	756,580	839,441	951,448	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	606,530	641,719	690,999	712,898	755,350	671,792	586,675	199,756	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.48	$1.42	$1.45	$1.39	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143,369	171,087	217,245	254,402	336,824	380,336	451,744	514,222	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.30	$1.27	$1.28	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	272,779	289,627	299,356	321,778	370,454	457,930	335,257	125,196	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.31	$1.27	$1.28	$1.24	$1.17	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	99,579	122,688	154,486	187,724	235,162	314,235	323,133	335,424	—	—

46	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,599	2,406	1,400	742	762	1,027	678	437	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.21	$1.88	$1.79	$1.91	$1.93	$1.40	$1.27	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,098	976	1,055	765	536	295	193	10	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.08	$1.96	$1.58	$1.76	$1.74	$1.31	$1.16	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,509	1,159	976	838	748	447	224	132	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (08/14/2001)
Accumulation unit value at beginning of period	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78
Accumulation unit value at end of period	$3.42	$3.22	$2.59	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	6,360	7,636	9,211	11,003	13,581	16,925	21,324	26,229	81,111	85,345
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46,011	5,179	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	515,181	92,936	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	379,986	48,868	—	—	—	—	—	—	—	—
Wanger International (09/15/1999)
Accumulation unit value at beginning of period	$2.89	$2.96	$2.98	$3.15	$2.60	$2.16	$2.55	$2.06	$1.39	$2.58
Accumulation unit value at end of period	$3.81	$2.89	$2.96	$2.98	$3.15	$2.60	$2.16	$2.55	$2.06	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	14,860	16,879	20,631	23,709	27,965	32,328	41,066	50,298	80,522	88,899
Wanger USA (09/15/1999)
Accumulation unit value at beginning of period	$3.47	$3.08	$3.13	$3.01	$2.27	$1.91	$2.00	$1.64	$1.16	$1.94
Accumulation unit value at end of period	$4.10	$3.47	$3.08	$3.13	$3.01	$2.27	$1.91	$2.00	$1.64	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	17,899	20,983	25,786	30,286	36,897	43,824	54,608	67,604	100,879	117,299
Wells Fargo VT Index Asset Allocation Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35
Accumulation unit value at end of period	$2.36	$2.13	$1.99	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	3,758	4,428	4,780	5,281	6,211	7,204	8,819	11,303	15,303	19,992
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.54	$1.50	$1.49	$1.59	$1.34	$1.20	$1.39	$1.20	$1.05	$1.82
Accumulation unit value at end of period	$1.90	$1.54	$1.50	$1.49	$1.59	$1.34	$1.20	$1.39	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	5,939	5,786	7,081	6,905	7,648	9,560	12,050	15,532	69,836	8,283
Wells Fargo VT Opportunity Fund – Class 2 (08/13/2001)
Accumulation unit value at beginning of period	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42
Accumulation unit value at end of period	$2.92	$2.45	$2.20	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	5,087	5,903	6,749	7,586	9,027	10,721	13,842	9,802	11,212	13,585
Wells Fargo VT Small Cap Growth Fund – Class 2 (05/01/2001)
Accumulation unit value at beginning of period	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32
Accumulation unit value at end of period	$2.71	$2.18	$2.04	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	7,126	7,160	7,984	7,461	8,750	10,201	12,890	18,266	20,853	19,000
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,339	2,430	2,464	1,908	770	—	—	—	—	—

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.10	$1.08	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	60	110	93	70	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	47

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35
Accumulation unit value at end of period	$1.80	$1.34	$1.36	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	91	93	138	144	201	280	378	500	609	425
AB VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$2.20	$2.00	$1.99	$1.84	$1.38	$1.19	$1.13	$1.01	$0.85	$1.45
Accumulation unit value at end of period	$2.58	$2.20	$2.00	$1.99	$1.84	$1.38	$1.19	$1.13	$1.01	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	2,021	2,430	2,900	3,035	3,346	3,991	4,844	5,815	7,705	10,045
AB VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.74	$1.77	$1.75	$1.89	$1.55	$1.37	$1.72	$1.67	$1.25	$2.71
Accumulation unit value at end of period	$2.15	$1.74	$1.77	$1.75	$1.89	$1.55	$1.37	$1.72	$1.67	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	4,387	4,954	5,517	6,013	6,771	8,028	9,932	12,904	19,906	29,486
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.72	$1.18	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.72	$1.18	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,690	2,003	2,100	1,590	374	—	—	—	—	—
American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.70	$1.82	$1.83	$1.95	$1.61	$1.35	$1.55	$1.38	$1.05	$1.92
Accumulation unit value at end of period	$2.20	$1.70	$1.82	$1.83	$1.95	$1.61	$1.35	$1.55	$1.38	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,347	1,459	1,716	1,844	2,059	2,211	2,794	3,276	3,810	5,162
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90
Accumulation unit value at end of period	$2.23	$2.02	$1.66	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	1,362	1,219	1,088	1,099	1,161	1,069	1,093	1,356	5,341	7,412
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18
Accumulation unit value at end of period	$2.46	$1.88	$1.82	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	817	937	1,011	1,050	1,137	1,320	1,442	1,610	1,815	2,188
American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$2.62	$2.20	$2.32	$2.07	$1.59	$1.40	$1.41	$1.26	$1.06	$1.46
Accumulation unit value at end of period	$2.82	$2.62	$2.20	$2.32	$2.07	$1.59	$1.40	$1.41	$1.26	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,783	4,384	5,033	5,533	6,277	7,263	8,740	9,687	11,068	13,643
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.18	$1.17	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.15	$1.18	$1.17	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,405	2,321	3,110	2,874	1,890	446	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (02/13/2002)
Accumulation unit value at beginning of period	$1.78	$1.66	$1.72	$1.58	$1.35	$1.24	$1.20	$1.08	$0.87	$1.28
Accumulation unit value at end of period	$1.97	$1.78	$1.66	$1.72	$1.58	$1.35	$1.24	$1.20	$1.08	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	905	1,073	1,304	1,369	1,365	1,338	1,430	1,553	1,706	1,873
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60	$1.02
Accumulation unit value at end of period	$2.27	$1.85	$1.76	$1.86	$1.81	$1.24	$1.05	$1.05	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	221	232	280	339	361	311	307	364	497	443
Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.07	$1.96	$1.95	$1.79	$1.48	$1.31	$1.29	$1.16	$0.94	$1.36
Accumulation unit value at end of period	$2.34	$2.07	$1.96	$1.95	$1.79	$1.48	$1.31	$1.29	$1.16	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	8,064	8,286	6,576	5,789	4,776	4,618	5,115	6,232	8,438	2,967
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.72	$0.93	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.60	$0.54	$0.72	$0.93	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	176	110	115	29	22	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.38	$1.35	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.78	$1.48	$1.38	$1.35	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,919	1,534	1,040	404	217	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.89	$1.77	$1.77	$1.55	$1.17	$1.04	$1.00	$0.86	$0.70	$1.22
Accumulation unit value at end of period	$2.33	$1.89	$1.77	$1.77	$1.55	$1.17	$1.04	$1.00	$0.86	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	3,586	3,954	4,812	5,207	6,899	8,622	10,274	13,426	16,370	18,986
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.89	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	118	243	269	271	—	—	—	—	—

48	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.62	$2.33	$2.42	$2.23	$1.77	$1.57	$1.67	$1.44	$1.14	$1.94
Accumulation unit value at end of period	$2.97	$2.62	$2.33	$2.42	$2.23	$1.77	$1.57	$1.67	$1.44	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	9,993	11,435	12,774	14,735	16,712	18,169	22,186	27,619	59,080	64,717
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.98	$0.89	$0.91	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	407	356	383	346	199	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.85	$2.74	$3.04	$3.14	$3.23	$2.71	$3.46	$2.92	$1.69	$3.70
Accumulation unit value at end of period	$4.15	$2.85	$2.74	$3.04	$3.14	$3.23	$2.71	$3.46	$2.92	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	2,029	2,295	2,686	2,859	3,421	3,741	4,202	4,807	7,245	11,453
Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.53	$1.57	$1.69	$1.69	$1.85	$1.75	$1.69	$1.60	$1.45	$1.47
Accumulation unit value at end of period	$1.60	$1.53	$1.57	$1.69	$1.69	$1.85	$1.75	$1.69	$1.60	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	2,421	2,723	3,223	3,824	5,125	7,311	8,322	10,119	24,423	26,925
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.01	$1.03	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.10	$1.08
Accumulation unit value at end of period	$1.01	$1.01	$1.03	$1.04	$1.05	$1.06	$1.07	$1.08	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,379	5,158	5,596	7,166	7,544	9,286	10,407	13,198	23,076	51,260
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.59	$2.35	$2.40	$2.34	$2.22	$1.94	$1.85	$1.64	$1.08	$1.46
Accumulation unit value at end of period	$2.73	$2.59	$2.35	$2.40	$2.34	$2.22	$1.94	$1.85	$1.64	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	3,589	4,090	4,653	5,206	5,972	6,844	7,401	8,986	10,600	13,016
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$2.01	$1.83	$1.87	$1.82	$1.75	$1.54	$1.46	$1.31	$0.93	$1.15
Accumulation unit value at end of period	$2.12	$2.01	$1.83	$1.87	$1.82	$1.75	$1.54	$1.46	$1.31	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	4,182	4,617	3,142	3,632	4,373	5,473	5,360	6,861	29,266	19,612
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.59	$1.53	$1.55	$1.48	$1.53	$1.44	$1.36	$1.27	$1.12	$1.21
Accumulation unit value at end of period	$1.63	$1.59	$1.53	$1.55	$1.48	$1.53	$1.44	$1.36	$1.27	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	8,439	10,178	11,475	13,295	16,830	23,880	26,268	33,910	89,692	93,379
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.86	$1.85	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.66	$1.19
Accumulation unit value at end of period	$2.35	$1.86	$1.85	$1.72	$1.52	$1.18	$0.99	$1.03	$0.89	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	2,568	3,023	3,711	3,522	4,171	4,822	5,957	7,579	9,725	12,689
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.21	$2.00	$2.01	$1.79	$1.37	$1.20	$1.19	$1.05	$0.84	$1.35
Accumulation unit value at end of period	$2.66	$2.21	$2.00	$2.01	$1.79	$1.37	$1.20	$1.19	$1.05	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	5,208	4,937	4,390	4,164	4,282	4,258	5,018	5,760	6,575	7,849
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.95	$0.91	$0.95	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.95	$0.91	$0.95	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	969	724	213	182	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	655	793	973	721	269	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.08	$2.06	$1.97	$1.86	$1.43	$1.30	$1.55	$1.24	$0.76	$1.40
Accumulation unit value at end of period	$2.53	$2.08	$2.06	$1.97	$1.86	$1.43	$1.30	$1.55	$1.24	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	647	702	804	801	935	1,050	1,366	1,677	2,137	2,135
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48
Accumulation unit value at end of period	$2.61	$2.33	$2.06	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	1,013	1,259	1,487	1,675	1,944	2,080	2,719	3,568	6,370	9,682
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.75	$1.88	$1.81	$1.99	$1.65	$1.42	$1.63	$1.45	$1.15	$1.94
Accumulation unit value at end of period	$2.20	$1.75	$1.88	$1.81	$1.99	$1.65	$1.42	$1.63	$1.45	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,330	1,680	1,132	1,217	1,526	1,780	2,246	2,671	3,118	3,748
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.25	$1.90	$2.02	$1.83	$1.34	$1.14	$1.17	$0.98	$0.79	$1.31
Accumulation unit value at end of period	$2.69	$2.25	$1.90	$2.02	$1.83	$1.34	$1.14	$1.17	$0.98	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	627	573	652	871	851	801	699	657	520	582

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	49

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.96	$2.62	$2.74	$2.61	$1.78	$1.52	$1.68	$1.34	$0.97	$1.59
Accumulation unit value at end of period	$3.29	$2.96	$2.62	$2.74	$2.61	$1.78	$1.52	$1.68	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	745	827	871	892	961	1,027	1,185	1,364	1,760	2,383
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.21	$1.19	$1.19	$1.13	$1.17	$1.16	$1.16	$1.13	$1.09	$1.13
Accumulation unit value at end of period	$1.24	$1.21	$1.19	$1.19	$1.13	$1.17	$1.16	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	2,692	3,202	3,404	3,842	5,201	7,912	8,324	9,876	11,597	12,804
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13
Accumulation unit value at end of period	$0.51	$0.51	$0.46	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	2,987	3,289	3,525	3,914	4,636	5,119	5,777	6,003	6,589	4,848
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,164	1,182	997	788	576	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.45	$1.35	$1.39	$1.29	$1.38	$1.32	$1.21	$1.17	$1.11	$1.12
Accumulation unit value at end of period	$1.48	$1.45	$1.35	$1.39	$1.29	$1.38	$1.32	$1.21	$1.17	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	3,179	3,465	4,007	4,466	5,975	8,690	9,442	12,533	40,367	23,321
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	359	160	141	158	104	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,390	5,017	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11
Accumulation unit value at end of period	$1.84	$1.55	$1.42	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	408	441	586	609	831	966	1,360	2,193	38,320	25,636
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.60	$2.18	$2.20	$1.98	$1.47	$1.27	$1.37	$1.14	$0.84	$1.34
Accumulation unit value at end of period	$2.98	$2.60	$2.18	$2.20	$1.98	$1.47	$1.27	$1.37	$1.14	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	734	631	410	383	387	366	389	441	522	766
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (06/30/2014)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.99	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	392	417	130	66	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	441	473	517	687	764	129	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2006)
Accumulation unit value at beginning of period	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03
Accumulation unit value at end of period	$1.38	$1.35	$1.25	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	5,279	6,150	7,568	9,885	12,781	9,306	9,353	8,826	20,977	18,362
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20
Accumulation unit value at end of period	$2.14	$1.77	$1.66	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	8,983	10,468	12,734	13,520	14,816	16,958	19,991	23,331	32,815	53,546
Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.21	$1.92	$1.99	$1.83	$1.38	$1.18	$1.18	$1.04	$0.83	$1.44
Accumulation unit value at end of period	$2.55	$2.21	$1.92	$1.99	$1.83	$1.38	$1.18	$1.18	$1.04	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	3,542	4,197	4,676	4,940	5,645	6,449	7,478	9,202	10,988	14,570
Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$3.62	$3.27	$3.36	$3.20	$2.38	$2.10	$2.37	$1.86	$1.35	$2.25
Accumulation unit value at end of period	$4.32	$3.62	$3.27	$3.36	$3.20	$2.38	$2.10	$2.37	$1.86	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	6,479	7,574	8,870	9,929	11,367	13,281	16,089	19,376	28,494	38,797
Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.77	$1.89	$1.85	$2.03	$1.58	$1.32	$1.62	$1.45	$1.16	$2.09
Accumulation unit value at end of period	$2.28	$1.77	$1.89	$1.85	$2.03	$1.58	$1.32	$1.62	$1.45	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,804	1,967	2,285	2,283	2,343	2,581	3,352	4,194	5,075	6,432

50	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$0.98	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,074	2,482	1,950	1,584	788	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.02	$2.03	$2.04	$1.79	$1.77	$1.40	$1.50	$1.25	$1.06	$1.86
Accumulation unit value at end of period	$2.21	$2.02	$2.03	$2.04	$1.79	$1.77	$1.40	$1.50	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,634	3,045	3,512	3,826	4,216	4,470	5,048	5,793	7,137	9,150
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	822	962	1,225	1,385	386	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.23	$1.94	$2.06	$1.95	$1.53	$1.35	$1.38	$1.26	$1.01	$1.62
Accumulation unit value at end of period	$2.39	$2.23	$1.94	$2.06	$1.95	$1.53	$1.35	$1.38	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	3,195	3,420	3,942	4,517	4,931	5,753	6,986	8,593	10,913	14,362
Franklin Small Cap Value VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$3.39	$2.63	$2.87	$2.88	$2.13	$1.82	$1.91	$1.51	$1.18	$1.77
Accumulation unit value at end of period	$3.71	$3.39	$2.63	$2.87	$2.88	$2.13	$1.82	$1.91	$1.51	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,862	2,180	2,528	2,874	3,323	3,649	4,671	5,667	7,198	8,815
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$3.28	$2.92	$3.24	$2.89	$2.19	$1.87	$2.02	$1.63	$1.24	$1.98
Accumulation unit value at end of period	$3.61	$3.28	$2.92	$3.24	$2.89	$2.19	$1.87	$2.02	$1.63	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	3,263	3,750	4,433	4,887	5,598	6,580	8,180	10,069	12,872	16,558
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	32	32	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.23	$2.04	$2.06	$1.79	$1.31	$1.16	$1.12	$1.01	$0.84	$1.35
Accumulation unit value at end of period	$2.75	$2.23	$2.04	$2.06	$1.79	$1.31	$1.16	$1.12	$1.01	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	2,428	2,749	3,039	3,338	4,261	5,395	6,563	8,681	11,037	13,564
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.50	$1.49	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.89	$1.50	$1.49	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,962	2,420	2,813	3,142	4,596	6,164	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$0.97	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,192	2,155	2,638	2,741	2,115	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.17	$1.87	$2.01	$1.87	$1.39	$1.18	$1.22	$1.06	$0.84	$1.31
Accumulation unit value at end of period	$2.52	$2.17	$1.87	$2.01	$1.87	$1.39	$1.18	$1.22	$1.06	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	5,761	6,578	7,637	8,390	10,384	12,690	15,566	19,642	32,587	43,694
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$1.93	$1.79	$1.58	$1.56	$1.40	$1.08	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,214	2,201	1,539	1,124	1,111	1,020	1,155	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13
Accumulation unit value at end of period	$2.14	$1.87	$2.14	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	890	1,000	1,452	1,156	1,042	843	789	912	956	923
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57
Accumulation unit value at end of period	$1.93	$1.59	$1.62	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,863	2,003	2,625	2,402	2,225	2,584	2,863	3,166	14,695	14,785
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.42	$1.42	$1.42	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.72	$1.42	$1.42	$1.42	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	430	113	90	95	143	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.40	$1.41	$1.41	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	474	511	877	880	1,060	1,152	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	51

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.43	$1.30	$1.05	$0.95	$1.01	$0.84	$0.54	$0.99
Accumulation unit value at end of period	$1.99	$1.49	$1.51	$1.43	$1.30	$1.05	$0.95	$1.01	$0.84	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	1,309	1,477	1,633	1,629	1,648	1,876	2,296	2,504	2,935	2,808
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$0.99	$1.02	$1.13	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	527	706	1,203	1,413	614	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,162	1,502	1,464	698	329	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.20	$1.18	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.19	$1.16	$1.20	$1.18	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	7	20	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.50	$2.22	$2.14	$1.98	$1.48	$1.25	$1.38	$1.12	$0.72	$1.30
Accumulation unit value at end of period	$3.59	$2.50	$2.22	$2.14	$1.98	$1.48	$1.25	$1.38	$1.12	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	155	171	219	200	239	249	332	450	384	367
Janus Henderson Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.90	$2.05	$2.27	$2.61	$2.31	$2.06	$3.08	$2.49	$1.40	$2.97
Accumulation unit value at end of period	$2.46	$1.90	$2.05	$2.27	$2.61	$2.31	$2.06	$3.08	$2.49	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	194	226	325	425	509	633	970	1,173	1,272	1,603
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06
Accumulation unit value at end of period	$1.97	$1.56	$1.57	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	809	1,072	1,349	1,371	1,656	1,944	2,218	3,203	38,560	33,658
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.12	$1.14	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	404	358	461	455	183	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,032	3,649	4,163	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.18	$2.02	$2.09	$2.28	$1.63	$1.36	$1.54	$1.14	$0.71	$1.18
Accumulation unit value at end of period	$2.72	$2.18	$2.02	$2.09	$2.28	$1.63	$1.36	$1.54	$1.14	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	609	794	998	1,157	1,487	1,742	1,875	1,975	2,166	2,718
MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$3.68	$3.34	$3.96	$3.56	$2.99	$2.67	$2.53	$2.25	$1.71	$2.78
Accumulation unit value at end of period	$4.17	$3.68	$3.34	$3.96	$3.56	$2.99	$2.67	$2.53	$2.25	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	1,905	2,036	2,368	2,809	3,101	3,606	4,150	4,253	5,019	6,021
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11
Accumulation unit value at end of period	$1.47	$1.35	$1.32	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	1,604	1,935	2,439	2,728	3,052	3,249	3,764	4,422	10,214	14,095
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20
Accumulation unit value at end of period	$2.01	$1.47	$1.62	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	589	710	832	981	1,101	1,378	1,693	1,749	2,148	2,776
Neuberger Berman AMT International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07
Accumulation unit value at end of period	$1.27	$1.01	$1.04	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	461	399	507	494	484	546	638	833	9,498	10,873
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.93	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	2	18	38	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.07	$2.10	$2.04	$2.02	$1.61	$1.34	$1.48	$1.29	$0.94	$1.59
Accumulation unit value at end of period	$2.80	$2.07	$2.10	$2.04	$2.02	$1.61	$1.34	$1.48	$1.29	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2,822	3,106	3,714	3,764	3,950	4,070	4,886	5,713	6,423	8,456

52	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.59	$1.51	$1.57	$1.55	$1.57	$1.40	$1.40	$1.24	$1.05	$1.24
Accumulation unit value at end of period	$1.67	$1.59	$1.51	$1.57	$1.55	$1.57	$1.40	$1.40	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9,144	10,655	13,183	15,468	19,656	26,208	29,094	36,401	70,681	82,157
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.63	$2.26	$2.43	$2.20	$1.58	$1.36	$1.40	$1.15	$0.85	$1.38
Accumulation unit value at end of period	$2.97	$2.63	$2.26	$2.43	$2.20	$1.58	$1.36	$1.40	$1.15	$0.85
Number of accumulation units outstanding at end of period (000 omitted)	1,970	2,161	2,389	2,381	2,574	2,696	3,482	4,518	5,663	7,256
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11
Accumulation unit value at end of period	$1.59	$1.42	$1.27	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	2,348	2,756	3,617	5,058	6,420	9,796	8,122	7,695	26,403	31,669
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.12	$0.99	$0.96	$0.97	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	57	75	32	68	59	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$0.98	$0.99	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	650	496	569	516	322	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.30	$2.62	$2.45	$1.94	$1.38	$1.14	$1.17	$1.15	$0.92	$1.12
Accumulation unit value at end of period	$2.62	$2.30	$2.62	$2.45	$1.94	$1.38	$1.14	$1.17	$1.15	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	1,045	1,163	1,457	1,027	1,029	1,185	1,487	1,676	2,116	2,705
Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.57	$1.63	$1.64	$1.78	$1.40	$1.16	$1.41	$1.30	$1.05	$1.90
Accumulation unit value at end of period	$1.97	$1.57	$1.63	$1.64	$1.78	$1.40	$1.16	$1.41	$1.30	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	605	714	794	849	880	950	1,199	1,420	1,819	2,476
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.51	$1.96	$1.84	$1.86	$1.66	$1.23	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	279	292	320	340	311	347	446	574	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.94	$0.99	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.95	$0.94	$0.99	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,698	1,555	2,005	2,009	1,092	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.54	$0.71	$0.77	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.78	$0.54	$0.71	$0.77	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	708	591	603	225	113	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,785	7,074	7,617	8,001	8,079	5,855	5,318	2,096	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.84	$1.56	$1.49	$1.51	$1.45	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,051	9,655	12,880	13,720	17,228	21,496	27,553	34,056	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,107	6,209	5,793	6,569	7,732	11,504	8,652	2,295	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.21	$1.18	$1.20	$1.16	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,428	7,525	6,291	7,272	10,572	19,179	19,636	20,656	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	53

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$1.01	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	274	424	60	151	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.05	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.04	$1.02	$1.05	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,838	2,786	2,632	2,221	381	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.05	$1.02	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,734	23,984	28,003	28,209	11,316	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.05	$1.02	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.05	$1.02	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,111	20,499	22,192	23,913	5,808	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.35	$1.37	$1.31	$1.19	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34,132	37,885	43,273	45,634	42,676	36,075	27,954	12,697	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.40	$1.35	$1.37	$1.32	$1.19	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74,033	83,757	96,809	110,901	133,361	145,577	165,095	199,338	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17,705	19,983	22,192	21,789	20,639	16,416	14,158	6,430	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.48	$1.42	$1.44	$1.39	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,299	33,322	41,212	46,381	63,187	75,514	92,740	118,440	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,374	13,064	14,626	15,124	15,571	18,952	15,647	5,250	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,123	21,110	24,738	29,852	38,871	51,433	52,813	58,788	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$3.03	$2.44	$2.72	$2.69	$2.02	$1.79	$1.90	$1.54	$1.14	$1.68
Accumulation unit value at end of period	$3.21	$3.03	$2.44	$2.72	$2.69	$2.02	$1.79	$1.90	$1.54	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	1,475	1,782	2,140	2,384	2,955	3,689	4,645	6,022	20,099	23,170
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.06	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.05	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	—	—	—	—	—	—	—	—	—
Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$3.47	$3.56	$3.59	$3.79	$3.13	$2.60	$3.08	$2.49	$1.68	$3.12
Accumulation unit value at end of period	$4.57	$3.47	$3.56	$3.59	$3.79	$3.13	$2.60	$3.08	$2.49	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	3,229	3,675	4,278	4,655	5,243	5,940	7,022	8,554	14,208	16,311
Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$3.07	$2.73	$2.78	$2.68	$2.02	$1.70	$1.78	$1.46	$1.03	$1.73
Accumulation unit value at end of period	$3.64	$3.07	$2.73	$2.78	$2.68	$2.02	$1.70	$1.78	$1.46	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	5,235	6,127	7,156	7,810	9,057	10,445	12,712	15,507	23,568	28,344

54	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Wells Fargo VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.23	$2.09	$2.09	$1.79	$1.51	$1.35	$1.28	$1.14	$1.00	$1.42
Accumulation unit value at end of period	$2.48	$2.23	$2.09	$2.09	$1.79	$1.51	$1.35	$1.28	$1.14	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	658	770	911	1,038	1,040	1,317	1,554	1,870	2,083	2,739
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.53	$1.50	$1.48	$1.58	$1.34	$1.19	$1.38	$1.20	$1.05	$1.81
Accumulation unit value at end of period	$1.88	$1.53	$1.50	$1.48	$1.58	$1.34	$1.19	$1.38	$1.20	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,435	1,529	1,697	1,769	1,888	2,144	2,535	3,118	15,466	3,851
Wells Fargo VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.54	$2.29	$2.39	$2.18	$1.69	$1.47	$1.58	$1.29	$0.88	$1.48
Accumulation unit value at end of period	$3.03	$2.54	$2.29	$2.39	$2.18	$1.69	$1.47	$1.58	$1.29	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	737	981	1,254	1,345	1,617	1,997	2,590	2,173	2,701	3,344
Wells Fargo VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.51	$2.35	$2.44	$2.51	$1.69	$1.58	$1.68	$1.34	$0.88	$1.52
Accumulation unit value at end of period	$3.12	$2.51	$2.35	$2.44	$2.51	$1.69	$1.58	$1.68	$1.34	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	829	946	1,153	1,298	1,415	1,791	2,077	2,621	2,879	3,050
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	175	128	129	92	74	—	—	—	—	—

Variable account charges of 1.05% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.07	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271	330	363	210	442	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.36	$1.31	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37
Accumulation unit value at end of period	$1.82	$1.35	$1.38	$1.36	$1.31	$1.07	$0.96	$1.26	$1.08	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	698	524	675	700	670	768	1,028	1,335	1,422	868
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.66	$1.54	$1.16	$1.00	$0.95	$0.85	$0.71	$1.22
Accumulation unit value at end of period	$2.16	$1.84	$1.67	$1.66	$1.54	$1.16	$1.00	$0.95	$0.85	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	1,767	2,135	2,417	2,935	3,853	3,962	3,474	3,473	3,606	3,339
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.83	$0.84	$0.83	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60	$1.30
Accumulation unit value at end of period	$1.03	$0.83	$0.84	$0.83	$0.90	$0.74	$0.66	$0.82	$0.80	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	6,173	6,781	7,904	8,594	9,681	10,349	12,398	15,576	55,082	134,103
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$2.02	$1.99	$1.81	$1.61	$1.19	$1.03	$1.08	$0.99	$0.73	$1.23
Accumulation unit value at end of period	$2.63	$2.02	$1.99	$1.81	$1.61	$1.19	$1.03	$1.08	$0.99	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	1,803	1,838	1,840	1,175	1,152	1,164	1,157	917	1,097	905
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.72	$1.18	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.72	$1.18	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,743	2,800	2,822	2,720	1,161	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.49	$2.05	$2.11	$1.83	$1.43	$1.24	$1.26	$1.07	$0.83	$1.12
Accumulation unit value at end of period	$2.75	$2.49	$2.05	$2.11	$1.83	$1.43	$1.24	$1.26	$1.07	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	3,581	3,904	3,619	3,578	3,799	3,833	3,927	4,221	25,534	34,239
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.96	$1.90	$1.81	$1.67	$1.23	$1.09	$1.09	$0.96	$0.72	$1.24
Accumulation unit value at end of period	$2.56	$1.96	$1.90	$1.81	$1.67	$1.23	$1.09	$1.09	$0.96	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	1,066	1,222	1,439	1,409	1,425	1,616	1,484	1,807	1,872	2,187
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79	$1.09
Accumulation unit value at end of period	$2.09	$1.94	$1.63	$1.72	$1.54	$1.18	$1.04	$1.05	$0.93	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	7,562	9,586	9,282	10,497	10,764	9,195	8,675	8,359	9,000	8,788
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,654	3,958	4,113	3,678	2,657	691	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	55

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60	$1.02
Accumulation unit value at end of period	$2.26	$1.84	$1.76	$1.86	$1.80	$1.24	$1.05	$1.04	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	1,330	1,659	1,949	2,025	2,011	1,632	1,354	1,342	1,238	929
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.63	$1.62	$1.48	$1.23	$1.09	$1.08	$0.97	$0.79	$1.13
Accumulation unit value at end of period	$1.94	$1.71	$1.63	$1.62	$1.48	$1.23	$1.09	$1.08	$0.97	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	12,730	13,211	8,802	7,244	6,121	5,159	5,063	5,955	7,468	2,260
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.72	$0.93	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.60	$0.54	$0.72	$0.93	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	318	116	45	25	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.48	$1.38	$1.35	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.48	$1.38	$1.35	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,815	3,489	3,046	1,379	576	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.77	$2.26	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	328	314	377	291	236	94	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.69	$1.70	$1.49	$1.12	$1.00	$0.96	$0.83	$0.67	$1.17
Accumulation unit value at end of period	$2.22	$1.81	$1.69	$1.70	$1.49	$1.12	$1.00	$0.96	$0.83	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	1,501	1,790	2,057	2,122	1,928	2,295	1,582	1,062	1,185	914
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	279	401	393	214	233	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.12	$1.87	$1.67	$1.74	$1.60	$1.28	$1.13	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,006	1,383	1,246	1,350	1,295	619	15	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.62	$1.44	$1.50	$1.38	$1.10	$0.97	$1.04	$0.90	$0.71	$1.20
Accumulation unit value at end of period	$1.83	$1.62	$1.44	$1.50	$1.38	$1.10	$0.97	$1.04	$0.90	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	13,382	16,421	18,221	20,996	22,807	23,548	27,856	32,441	313,086	252,046
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.89	$0.91	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.97	$0.89	$0.91	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	911	795	479	516	340	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.44	$0.99	$0.96	$1.06	$1.10	$1.13	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,262	1,036	1,045	987	1,001	484	7	2	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.50	$1.55	$1.60	$1.34	$1.72	$1.45	$0.84	$1.83
Accumulation unit value at end of period	$2.05	$1.41	$1.35	$1.50	$1.55	$1.60	$1.34	$1.72	$1.45	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	4,668	4,902	5,383	6,050	6,987	7,513	9,013	10,790	37,952	71,157
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	510	697	699	774	721	540	3	3	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.16	$1.18	$1.28	$1.28	$1.40	$1.33	$1.28	$1.22	$1.10	$1.12
Accumulation unit value at end of period	$1.21	$1.16	$1.18	$1.28	$1.28	$1.40	$1.33	$1.28	$1.22	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	4,794	5,871	7,052	8,207	10,356	13,497	15,817	16,568	143,161	130,420
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.94	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	924	1,595	918	1,020	1,502	1,055	202	25	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07	$1.06
Accumulation unit value at end of period	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.04	$1.05	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7,596	9,689	12,323	12,595	17,103	15,607	22,516	27,422	40,034	78,386

56	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,508	1,500	1,442	1,548	1,376	798	14	7	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.74	$1.78	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.09
Accumulation unit value at end of period	$2.02	$1.92	$1.74	$1.78	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	7,594	7,960	8,906	10,199	11,146	11,620	11,121	12,241	12,921	10,347
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.33	$1.36	$1.33	$1.28	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,167	1,172	6,589	7,464	8,672	882	24	17	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.71	$1.75	$1.71	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08
Accumulation unit value at end of period	$1.98	$1.88	$1.71	$1.75	$1.71	$1.64	$1.44	$1.37	$1.23	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	7,642	9,848	7,080	8,073	8,334	10,683	10,394	11,029	180,301	95,420
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,128	1,215	1,357	1,698	2,156	1,947	74	9	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.39	$1.33	$1.38	$1.30	$1.23	$1.15	$1.01	$1.09
Accumulation unit value at end of period	$1.46	$1.43	$1.38	$1.39	$1.33	$1.38	$1.30	$1.23	$1.15	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17,399	19,852	21,448	23,449	28,282	41,230	41,410	46,358	442,738	396,544
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.71	$2.14	$2.14	$1.99	$1.77	$1.37	$1.16	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,024	965	1,099	798	528	159	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.79	$1.66	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16
Accumulation unit value at end of period	$2.27	$1.79	$1.79	$1.66	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	1,978	2,544	2,989	2,273	2,344	2,338	2,470	3,012	2,841	2,743
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.76	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74	$1.19
Accumulation unit value at end of period	$2.32	$1.93	$1.75	$1.76	$1.57	$1.20	$1.05	$1.05	$0.92	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	5,710	6,068	5,707	6,118	5,851	4,407	3,792	3,814	3,971	3,649
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.07	$1.03	$1.07	$1.07	$1.07	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,956	1,984	937	802	599	110	7	8	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.00	$0.98	$0.99	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,078	1,303	1,164	878	84	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.06	$1.69	$1.68	$1.61	$1.52	$1.17	$1.07	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	333	210	211	107	94	14	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.73	$1.66	$1.57	$1.21	$1.10	$1.30	$1.04	$0.65	$1.18
Accumulation unit value at end of period	$2.13	$1.75	$1.73	$1.66	$1.57	$1.21	$1.10	$1.30	$1.04	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1,160	1,301	1,620	1,377	1,716	1,845	2,309	2,695	2,466	951
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.39	$2.14	$1.90	$2.02	$1.82	$1.34	$1.14	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	830	532	526	531	519	136	6	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.65	$1.76	$1.58	$1.16	$0.99	$1.10	$0.90	$0.65	$1.19
Accumulation unit value at end of period	$2.09	$1.87	$1.65	$1.76	$1.58	$1.16	$0.99	$1.10	$0.90	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	3,350	4,286	4,963	5,906	6,339	6,153	8,067	9,643	26,538	41,871
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.59	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,329	1,311	1,199	941	1,023	53	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	57

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10	$0.98	$0.77	$1.31
Accumulation unit value at end of period	$1.48	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10	$0.98	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	3,478	4,075	2,940	2,202	2,717	2,542	2,968	3,475	3,620	3,288
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.72	$2.28	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	338	322	292	327	280	146	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.95	$1.65	$1.75	$1.59	$1.16	$0.99	$1.02	$0.86	$0.69	$1.15
Accumulation unit value at end of period	$2.33	$1.95	$1.65	$1.75	$1.59	$1.16	$0.99	$1.02	$0.86	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	2,020	1,456	1,722	2,272	1,951	1,309	1,120	1,238	753	543
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.46	$2.21	$1.97	$2.06	$1.97	$1.34	$1.15	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	129	102	105	86	89	9	1	1	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.71	$1.78	$1.70	$1.16	$0.99	$1.10	$0.87	$0.63	$1.04
Accumulation unit value at end of period	$2.13	$1.92	$1.71	$1.78	$1.70	$1.16	$0.99	$1.10	$0.87	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	1,178	1,374	1,592	1,614	1,597	1,319	1,468	1,586	1,107	745
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.17	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,348	1,279	1,138	1,098	1,217	869	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	401	397	456	470	752	204	2	1	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.02	$1.02	$0.98	$1.01	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	720	1,013	741	986	1,000	1,769	153	27	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07
Accumulation unit value at end of period	$1.17	$1.15	$1.13	$1.13	$1.08	$1.11	$1.10	$1.10	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3,983	5,037	5,249	5,620	6,635	10,948	10,315	13,992	14,488	13,686
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.53	$0.48	$0.64	$0.79	$0.88	$0.91	$1.06	$0.91	$0.77	$1.18
Accumulation unit value at end of period	$0.53	$0.53	$0.48	$0.64	$0.79	$0.88	$0.91	$1.06	$0.91	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	3,293	3,663	3,939	4,416	4,966	6,077	7,027	6,597	6,272	4,552
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.12	$1.10	$1.11	$1.06	$1.10	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	253	284	228	255	296	259	3	3	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$1.11	$1.12	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,359	1,864	1,233	478	437	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.21	$1.13	$1.16	$1.08	$1.16	$1.11	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	361	318	360	399	394	521	2	2	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.33	$1.36	$1.27	$1.35	$1.30	$1.19	$1.15	$1.09	$1.10
Accumulation unit value at end of period	$1.44	$1.42	$1.33	$1.36	$1.27	$1.35	$1.30	$1.19	$1.15	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	4,676	4,919	5,681	6,539	8,189	11,600	12,795	12,681	214,008	81,236
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.60	$1.55	$1.58	$1.40	$1.38	$1.07	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	797	810	714	732	649	235	5	1	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.36	$1.38	$1.42	$1.50	$1.24	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	935	891	837	795	722	394	6	2	—	—

58	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.42	$1.15	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	560	422	450	290	278	16	2	2	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.22	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,475	1,657	1,922	2,406	2,729	611	—	—	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.02	$0.99	$1.04	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	822	294	162	129	67	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,686	12,196	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.85	$2.17	$2.08	$1.90	$1.71	$1.34	$1.19	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	380	302	214	225	200	66	2	2	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.61	$2.02	$2.10	$2.00	$1.84	$1.36	$1.21	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	174	186	186	161	113	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.18	$1.83	$1.69	$1.70	$1.54	$1.21	$1.11	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	198	157	192	167	176	103	1	1	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70	$1.15
Accumulation unit value at end of period	$1.89	$1.59	$1.46	$1.47	$1.33	$1.05	$0.95	$1.00	$0.91	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	1,910	2,230	2,566	2,943	3,439	3,763	4,460	5,128	244,849	135,010
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.45	$2.11	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	556	450	369	335	234	47	2	2	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.55	$1.95	$1.91	$1.81	$1.71	$1.32	$1.19	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	160	216	238	243	197	7	5	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.30	$1.37	$1.42	$1.43	$1.22	$1.07	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	456	461	445	452	337	208	4	4	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.25	$1.31	$1.33	$1.44	$1.20	$1.01	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	286	252	293	178	160	60	3	1	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.17	$1.89	$1.68	$1.85	$1.71	$1.35	$1.20	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	202	106	97	141	155	80	4	4	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	340	356	345	341	333	187	—	—	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.64	$2.31	$1.93	$1.95	$1.77	$1.32	$1.14	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	903	838	779	764	740	107	7	2	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$2.23	$1.87	$1.89	$1.70	$1.27	$1.09	$1.18	$0.98	$0.72	$1.16
Accumulation unit value at end of period	$2.56	$2.23	$1.87	$1.89	$1.70	$1.27	$1.09	$1.18	$0.98	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	1,356	1,192	1,140	872	1,021	1,061	832	889	792	682

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	59

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.99	$1.00	$1.01	$1.02	$1.01	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	595	1,326	609	494	179	323	—	—	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.24	$1.85	$1.80	$1.88	$1.74	$1.38	$1.20	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	401	359	345	322	313	95	3	2	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.04	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,547	1,861	2,009	2,308	2,148	650	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.20	$1.20	$1.24	$1.07	$0.88	$1.05	$0.96	$0.78	$1.37
Accumulation unit value at end of period	$1.40	$1.12	$1.20	$1.20	$1.24	$1.07	$0.88	$1.05	$0.96	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	1,130	1,456	1,642	1,912	1,855	1,618	1,716	1,949	1,869	2,216
Eaton Vance VT Floating-Rate Income Fund – Initial Class (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.24	$1.26	$1.27	$1.24	$1.16	$1.15	$1.06	$0.74	$1.03
Accumulation unit value at end of period	$1.37	$1.34	$1.24	$1.26	$1.27	$1.24	$1.16	$1.15	$1.06	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	9,838	11,874	12,910	17,715	20,466	16,282	18,777	17,997	118,218	85,447
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.76	$1.77	$1.60	$1.24	$1.08	$1.12	$0.97	$0.72	$1.27
Accumulation unit value at end of period	$2.26	$1.88	$1.76	$1.77	$1.60	$1.24	$1.08	$1.12	$0.97	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	17,541	19,993	23,489	25,291	27,057	27,675	29,394	31,769	80,198	170,866
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.99	$1.80	$1.85	$1.76	$1.31	$1.15	$1.31	$1.03	$0.74	$1.24
Accumulation unit value at end of period	$2.37	$1.99	$1.80	$1.85	$1.76	$1.31	$1.15	$1.31	$1.03	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	10,475	11,433	13,029	14,322	15,544	16,147	18,656	21,472	79,888	111,747
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75	$1.34
Accumulation unit value at end of period	$1.46	$1.13	$1.21	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	2,518	2,832	3,540	3,542	3,821	3,742	4,698	5,049	5,548	5,707
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.98	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$0.98	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,670	7,768	5,987	3,825	1,696	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.04	$0.91	$0.90	$0.71	$0.77	$0.64	$0.54	$0.95
Accumulation unit value at end of period	$1.12	$1.03	$1.03	$1.04	$0.91	$0.90	$0.71	$0.77	$0.64	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	3,612	4,530	5,128	5,625	5,561	5,431	5,753	5,597	5,633	6,070
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.25	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,483	4,038	4,502	4,057	1,379	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.40	$1.48	$1.40	$1.10	$0.98	$1.00	$0.91	$0.73	$1.17
Accumulation unit value at end of period	$1.72	$1.60	$1.40	$1.48	$1.40	$1.10	$0.98	$1.00	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	5,037	6,234	7,031	7,839	8,676	9,331	10,509	11,979	12,441	13,358
Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.00	$1.55	$1.70	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05
Accumulation unit value at end of period	$2.19	$2.00	$1.55	$1.70	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	2,923	3,403	3,471	3,964	4,556	4,258	5,057	5,828	6,619	6,684
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	339	354	376	158	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68	$1.10
Accumulation unit value at end of period	$2.23	$1.82	$1.66	$1.67	$1.45	$1.07	$0.94	$0.92	$0.82	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	2,472	2,800	2,981	3,178	3,364	3,355	3,539	3,820	3,784	3,714
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.50	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.50	$1.48	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	730	889	1,188	1,222	1,181	1,396	—	—	—	—

60	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$0.97	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,180	2,521	1,848	1,664	963	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.55	$1.67	$1.55	$1.15	$0.98	$1.01	$0.88	$0.70	$1.10
Accumulation unit value at end of period	$2.09	$1.80	$1.55	$1.67	$1.55	$1.15	$0.98	$1.01	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	3,262	4,154	4,933	5,547	5,921	6,137	7,166	8,232	81,027	107,604
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$1.89	$1.76	$1.56	$1.54	$1.39	$1.07	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,776	4,368	3,036	3,167	3,211	2,680	1,711	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.97	$2.26	$2.22	$1.88	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20
Accumulation unit value at end of period	$2.25	$1.97	$2.26	$2.22	$1.88	$1.35	$1.13	$1.10	$1.06	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	2,391	3,099	3,842	3,033	2,553	2,300	2,394	2,319	2,339	1,902
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.50	$1.51	$1.29	$1.13	$1.22	$1.10	$0.82	$1.40
Accumulation unit value at end of period	$1.72	$1.42	$1.44	$1.50	$1.51	$1.29	$1.13	$1.22	$1.10	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	3,869	4,758	5,566	5,715	5,562	5,774	6,515	7,072	94,818	82,817
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.41	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.40	$1.41	$1.41	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	653	878	995	933	916	983	—	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.98	$1.02	$1.13	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	849	1,412	2,208	2,516	1,366	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,496	3,588	3,142	1,019	454	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.20	$1.18	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.16	$1.20	$1.18	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	200	490	762	830	755	26	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06
Accumulation unit value at end of period	$1.96	$1.55	$1.56	$1.50	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	2,340	2,689	2,994	3,088	3,669	4,256	5,118	6,484	250,167	182,177
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.12	$1.14	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	795	1,051	1,101	963	297	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,925	3,417	4,032	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.06	$1.88	$2.22	$2.00	$1.68	$1.50	$1.42	$1.27	$0.96	$1.57
Accumulation unit value at end of period	$2.34	$2.06	$1.88	$2.22	$2.00	$1.68	$1.50	$1.42	$1.27	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	5,719	6,921	7,829	9,659	9,699	10,095	10,346	9,996	10,420	10,996
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.42	$1.26	$1.24	$0.96	$1.08	$0.90	$0.64	$1.16
Accumulation unit value at end of period	$1.53	$1.41	$1.38	$1.42	$1.26	$1.24	$0.96	$1.08	$0.90	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	2,910	3,476	3,841	4,138	4,395	4,276	4,699	5,173	38,110	50,443
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.77	$1.90	$1.89	$1.39	$1.29	$1.41	$1.07	$0.69	$1.31
Accumulation unit value at end of period	$2.19	$1.59	$1.77	$1.90	$1.89	$1.39	$1.29	$1.41	$1.07	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,491	1,752	2,334	2,300	2,465	2,512	3,626	3,564	3,043	2,825
Neuberger Berman AMT International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.16	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64	$1.20
Accumulation unit value at end of period	$1.42	$1.13	$1.16	$1.16	$1.21	$1.04	$0.89	$1.02	$0.85	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	992	1,252	1,300	1,778	1,851	1,518	1,876	2,095	52,314	49,940

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	61

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.90	$1.75	$1.78	$1.63	$1.20	$1.10	$1.14	$0.94	$0.72	$1.21
Accumulation unit value at end of period	$2.22	$1.90	$1.75	$1.78	$1.63	$1.20	$1.10	$1.14	$0.94	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	504	569	707	918	991	662	668	663	607	615
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.93	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	166	183	22	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.61	$1.57	$1.55	$1.24	$1.03	$1.14	$1.00	$0.72	$1.22
Accumulation unit value at end of period	$2.14	$1.59	$1.61	$1.57	$1.55	$1.24	$1.03	$1.14	$1.00	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	4,413	4,439	5,461	5,525	5,861	4,490	4,735	4,933	5,430	5,426
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.49	$1.42	$1.47	$1.45	$1.47	$1.31	$1.32	$1.16	$0.99	$1.17
Accumulation unit value at end of period	$1.56	$1.49	$1.42	$1.47	$1.45	$1.47	$1.31	$1.32	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	17,492	20,511	23,923	28,509	34,193	43,699	48,110	52,025	270,231	222,194
Oppenheimer Main Street Fund®/VA, Service Shares (04/28/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	962	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.03	$1.75	$1.88	$1.70	$1.22	$1.05	$1.09	$0.89	$0.66	$1.07
Accumulation unit value at end of period	$2.29	$2.03	$1.75	$1.88	$1.70	$1.22	$1.05	$1.09	$0.89	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	4,511	4,440	4,959	5,186	5,141	4,035	4,137	4,833	5,411	5,373
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.30	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14
Accumulation unit value at end of period	$1.62	$1.45	$1.30	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	6,179	6,974	7,992	11,029	13,849	16,929	14,599	13,843	143,534	158,174
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.99	$0.96	$0.97	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	564	527	480	392	493	224	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.00	$0.98	$0.99	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,013	1,041	699	815	882	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.99	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.95	$0.93	$0.99	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,172	2,279	2,512	1,928	1,370	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.53	$0.71	$0.77	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.86	$0.78	$0.53	$0.71	$0.77	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	965	907	517	383	252	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,290	18,084	19,480	18,361	16,913	11,278	9,262	4,608	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.83	$1.56	$1.48	$1.51	$1.45	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69,853	85,425	101,828	112,722	159,290	166,110	194,646	212,702	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,344	23,627	21,829	23,823	28,495	31,545	19,166	9,779	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.21	$1.18	$1.19	$1.16	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104,085	124,787	125,527	143,992	196,119	303,502	278,439	245,306	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	262	—	—	—	—	—	—	—	—	—

62	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	109	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$1.02	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,898	20,591	9,937	4,342	3,200	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.05	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,278	43,712	29,217	25,431	10,773	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.16	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.13	$1.11	$1.16	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	376,744	400,705	433,187	406,321	157,403	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.20	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.18	$1.15	$1.20	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,043,327	1,125,010	1,170,863	1,200,920	1,100,073	641,242	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	122,374	134,036	137,136	140,189	138,150	112,004	87,051	57,790	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.39	$1.34	$1.36	$1.31	$1.19	$1.09	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,041,253	1,199,929	1,312,566	1,397,222	1,507,229	1,536,120	1,602,861	1,685,221	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62,034	67,718	74,985	74,633	75,415	60,473	51,157	33,804	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.47	$1.41	$1.44	$1.38	$1.21	$1.09	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	296,178	356,677	415,513	467,580	667,633	751,540	850,053	918,448	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41,189	46,140	48,963	52,873	54,918	57,975	38,847	21,323	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.30	$1.26	$1.28	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	230,579	271,040	299,616	343,317	413,495	507,074	501,599	497,806	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.10	$1.10	$1.06	$1.10	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	264	264	243	295	354	398	14	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.19	$1.87	$1.78	$1.90	$1.93	$1.39	$1.27	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	176	144	141	112	97	73	1	1	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.06	$1.95	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	102	108	120	393	63	2	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.90	$1.53	$1.70	$1.69	$1.26	$1.13	$1.19	$0.97	$0.72	$1.06
Accumulation unit value at end of period	$2.01	$1.90	$1.53	$1.70	$1.69	$1.26	$1.13	$1.19	$0.97	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	1,882	2,343	2,599	2,933	3,253	3,807	4,661	5,660	145,260	131,215
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	955	37	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	63

Variable account charges of 1.05% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28,319	5,720	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,110	3,581	—	—	—	—	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.62	$1.64	$1.73	$1.43	$1.19	$1.41	$1.14	$0.77	$1.43
Accumulation unit value at end of period	$2.08	$1.58	$1.62	$1.64	$1.73	$1.43	$1.19	$1.41	$1.14	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	6,843	7,573	8,671	10,308	11,210	11,330	12,955	14,811	75,441	53,867
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.99	$1.77	$1.80	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67	$1.13
Accumulation unit value at end of period	$2.35	$1.99	$1.77	$1.80	$1.73	$1.31	$1.10	$1.15	$0.95	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	5,686	6,710	7,791	8,590	9,333	9,491	10,675	11,753	60,871	53,861
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.09	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33
Accumulation unit value at end of period	$1.38	$1.12	$1.09	$1.09	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	2,155	2,149	2,611	2,312	2,392	3,014	3,409	3,739	122,714	2,444
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.01	$1.81	$1.88	$1.72	$1.33	$1.17	$1.25	$1.02	$0.70	$1.18
Accumulation unit value at end of period	$2.39	$2.01	$1.81	$1.88	$1.72	$1.33	$1.17	$1.25	$1.02	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	1,778	2,084	2,414	2,781	3,268	3,173	4,080	1,135	1,197	1,080
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.11	$1.98	$2.06	$2.12	$1.43	$1.34	$1.42	$1.13	$0.75	$1.29
Accumulation unit value at end of period	$2.63	$2.11	$1.98	$2.06	$2.12	$1.43	$1.34	$1.42	$1.13	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	2,378	2,753	3,351	3,083	4,071	3,925	4,337	5,102	4,669	3,444
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	372	243	182	332	259	—	—	—	—	—
Variable account charges of 1.10% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.07	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,557	1,582	1,346	275	112	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.35	$1.30	$1.07	$0.96	$1.26	$1.08	$0.71	$1.37
Accumulation unit value at end of period	$1.81	$1.34	$1.37	$1.35	$1.30	$1.07	$0.96	$1.26	$1.08	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	329	353	683	718	644	809	922	1,049	1,057	587
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71	$1.22
Accumulation unit value at end of period	$2.14	$1.83	$1.66	$1.66	$1.53	$1.15	$0.99	$0.95	$0.85	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	826	1,048	1,208	1,376	1,459	1,519	1,717	1,850	2,039	1,592
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.82	$0.84	$0.83	$0.90	$0.74	$0.65	$0.82	$0.80	$0.60	$1.30
Accumulation unit value at end of period	$1.02	$0.82	$0.84	$0.83	$0.90	$0.74	$0.65	$0.82	$0.80	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	5,524	6,152	6,685	7,038	7,467	8,409	10,020	11,867	40,250	87,244
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$2.01	$1.98	$1.81	$1.60	$1.18	$1.03	$1.08	$0.99	$0.73	$1.23
Accumulation unit value at end of period	$2.61	$2.01	$1.98	$1.81	$1.60	$1.18	$1.03	$1.08	$0.99	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	2,671	1,952	1,672	1,020	503	408	274	306	239	150
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.72	$1.18	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	$0.72	$1.18	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,146	5,317	4,814	3,399	938	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.48	$2.04	$2.10	$1.82	$1.42	$1.24	$1.26	$1.07	$0.83	$1.12
Accumulation unit value at end of period	$2.73	$2.48	$2.04	$2.10	$1.82	$1.42	$1.24	$1.26	$1.07	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	1,873	1,928	1,825	1,929	1,987	2,077	2,224	2,309	17,413	21,846

64	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.95	$1.89	$1.80	$1.66	$1.23	$1.09	$1.09	$0.95	$0.72	$1.24
Accumulation unit value at end of period	$2.55	$1.95	$1.89	$1.80	$1.66	$1.23	$1.09	$1.09	$0.95	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	433	491	574	563	598	557	591	853	821	577
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.93	$1.63	$1.71	$1.53	$1.18	$1.04	$1.04	$0.93	$0.79	$1.09
Accumulation unit value at end of period	$2.08	$1.93	$1.63	$1.71	$1.53	$1.18	$1.04	$1.04	$0.93	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	5,966	5,505	5,302	5,189	4,231	4,117	4,303	4,363	4,264	3,835
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.18	$1.15	$1.17	$1.16	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,154	6,181	5,954	4,063	1,896	236	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60	$1.02
Accumulation unit value at end of period	$2.25	$1.83	$1.75	$1.85	$1.80	$1.23	$1.04	$1.04	$0.84	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	700	777	885	1,115	1,209	962	782	879	836	406
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.70	$1.62	$1.61	$1.48	$1.23	$1.09	$1.07	$0.97	$0.79	$1.13
Accumulation unit value at end of period	$1.93	$1.70	$1.62	$1.61	$1.48	$1.23	$1.09	$1.07	$0.97	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	22,960	18,280	10,843	5,150	3,743	2,750	2,998	3,328	4,084	1,157
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.61	$0.60	$0.54	$0.72	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,450	967	618	235	124	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.35	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.77	$1.47	$1.37	$1.35	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,256	6,616	4,171	1,820	821	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.76	$2.25	$2.11	$2.12	$1.86	$1.41	$1.25	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,089	958	889	490	119	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.68	$1.69	$1.48	$1.12	$1.00	$0.96	$0.82	$0.67	$1.17
Accumulation unit value at end of period	$2.21	$1.80	$1.68	$1.69	$1.48	$1.12	$1.00	$0.96	$0.82	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	765	793	916	691	577	593	417	368	375	366
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.87	$0.90	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	248	365	570	447	976	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.11	$1.87	$1.67	$1.73	$1.60	$1.28	$1.13	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,235	3,596	3,005	2,234	860	342	216	14	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.61	$1.43	$1.49	$1.37	$1.09	$0.97	$1.03	$0.89	$0.71	$1.20
Accumulation unit value at end of period	$1.82	$1.61	$1.43	$1.49	$1.37	$1.09	$0.97	$1.03	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	8,598	9,787	10,413	12,007	13,069	13,508	15,637	18,439	227,242	159,469
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.88	$0.91	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$0.88	$0.91	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,331	840	802	669	274	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.44	$0.99	$0.95	$1.06	$1.10	$1.13	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,556	1,932	1,617	1,044	584	291	262	66	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.50	$1.55	$1.60	$1.34	$1.71	$1.45	$0.84	$1.83
Accumulation unit value at end of period	$2.04	$1.40	$1.35	$1.50	$1.55	$1.60	$1.34	$1.71	$1.45	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	3,808	4,020	4,426	4,744	4,900	5,246	5,522	6,267	25,932	45,352
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.93	$0.95	$1.03	$1.03	$1.13	$1.08	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	786	631	636	316	225	119	134	48	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	65

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.18	$1.27	$1.28	$1.40	$1.33	$1.28	$1.21	$1.10	$1.12
Accumulation unit value at end of period	$1.21	$1.15	$1.18	$1.27	$1.28	$1.40	$1.33	$1.28	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,799	2,008	2,372	2,776	3,332	5,795	6,279	7,961	103,933	79,449
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,730	5,608	5,303	2,755	2,558	163	231	564	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07	$1.06
Accumulation unit value at end of period	$0.97	$0.98	$0.99	$1.00	$1.01	$1.02	$1.03	$1.05	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,337	6,733	6,465	8,060	7,883	8,176	10,906	12,070	19,630	37,395
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.49	$1.35	$1.38	$1.35	$1.29	$1.13	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,829	4,062	3,220	2,289	1,069	307	226	39	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.77	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80	$1.08
Accumulation unit value at end of period	$2.01	$1.91	$1.73	$1.77	$1.73	$1.65	$1.44	$1.38	$1.22	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	3,140	3,446	4,091	4,629	4,680	5,322	5,135	6,185	5,553	2,850
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.45	$1.33	$1.36	$1.32	$1.28	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,678	2,074	3,943	3,568	3,928	318	652	97	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.71	$1.74	$1.70	$1.64	$1.44	$1.37	$1.23	$0.87	$1.08
Accumulation unit value at end of period	$1.97	$1.87	$1.71	$1.74	$1.70	$1.64	$1.44	$1.37	$1.23	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	3,398	3,891	2,871	3,433	4,478	5,369	4,947	5,172	132,844	59,935
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.13	$1.14	$1.10	$1.14	$1.07	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,205	3,559	2,128	1,915	1,744	754	720	133	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.37	$1.38	$1.33	$1.38	$1.29	$1.23	$1.14	$1.01	$1.09
Accumulation unit value at end of period	$1.46	$1.42	$1.37	$1.38	$1.33	$1.38	$1.29	$1.23	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	5,770	6,615	7,001	8,289	11,516	18,800	19,814	22,789	328,316	248,818
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.70	$2.14	$2.14	$1.99	$1.76	$1.37	$1.15	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,765	1,629	1,405	731	335	109	90	11	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64	$1.16
Accumulation unit value at end of period	$2.26	$1.78	$1.78	$1.65	$1.47	$1.14	$0.96	$1.00	$0.86	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	1,047	1,187	1,574	863	923	879	1,062	1,117	1,096	1,181
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.74	$1.75	$1.56	$1.20	$1.05	$1.04	$0.92	$0.74	$1.19
Accumulation unit value at end of period	$2.31	$1.92	$1.74	$1.75	$1.56	$1.20	$1.05	$1.04	$0.92	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	13,049	10,466	8,407	5,799	2,862	2,240	2,396	2,080	1,603	1,026
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.08	$1.07	$1.03	$1.06	$1.07	$1.07	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,891	1,617	2,529	1,414	319	181	60	30	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.99	$0.98	$0.99	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	960	1,349	785	1,068	96	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.05	$1.69	$1.67	$1.61	$1.51	$1.17	$1.06	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,003	804	889	441	366	105	93	29	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.73	$1.65	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64	$1.18
Accumulation unit value at end of period	$2.12	$1.74	$1.73	$1.65	$1.56	$1.20	$1.09	$1.30	$1.04	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	546	543	670	565	784	929	1,540	1,299	899	309

66	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.39	$2.13	$1.89	$2.01	$1.82	$1.34	$1.14	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,416	1,166	978	717	243	69	67	1	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.65	$1.75	$1.58	$1.16	$0.99	$1.09	$0.90	$0.65	$1.19
Accumulation unit value at end of period	$2.08	$1.86	$1.65	$1.75	$1.58	$1.16	$0.99	$1.09	$0.90	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1,968	2,217	2,471	2,745	2,886	3,017	3,744	4,691	16,209	25,171
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.26	$1.36	$1.31	$1.45	$1.20	$1.03	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,834	1,591	994	367	170	29	43	16	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10	$0.97	$0.77	$1.31
Accumulation unit value at end of period	$1.47	$1.17	$1.26	$1.21	$1.34	$1.11	$0.95	$1.10	$0.97	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	2,738	3,179	1,273	991	1,183	1,325	1,620	1,824	1,873	1,656
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.71	$2.27	$1.92	$2.05	$1.86	$1.37	$1.17	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	785	622	664	403	199	115	58	26	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.69	$1.14
Accumulation unit value at end of period	$2.32	$1.94	$1.64	$1.74	$1.58	$1.16	$0.99	$1.02	$0.85	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	600	585	609	712	656	461	463	376	286	100
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.45	$2.21	$1.96	$2.05	$1.96	$1.34	$1.15	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	663	606	533	346	215	74	67	32	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.70	$1.77	$1.69	$1.15	$0.99	$1.09	$0.87	$0.63	$1.04
Accumulation unit value at end of period	$2.12	$1.91	$1.70	$1.77	$1.69	$1.15	$0.99	$1.09	$0.87	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	674	761	875	918	896	781	676	617	362	263
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.11	$1.03	$1.06	$1.04	$1.05	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,661	3,183	2,610	1,237	707	365	218	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.28	$2.09	$1.80	$1.95	$1.91	$1.43	$1.21	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	717	726	804	560	211	71	62	16	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.05	$1.03	$1.02	$1.02	$0.97	$1.01	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,000	1,940	1,702	1,087	994	206	189	42	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03	$1.07
Accumulation unit value at end of period	$1.17	$1.14	$1.13	$1.12	$1.07	$1.11	$1.10	$1.10	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,419	2,193	1,849	2,021	2,507	4,645	5,279	6,531	6,712	3,556
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.53	$0.48	$0.64	$0.78	$0.88	$0.91	$1.05	$0.91	$0.77	$1.18
Accumulation unit value at end of period	$0.53	$0.53	$0.48	$0.64	$0.78	$0.88	$0.91	$1.05	$0.91	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	2,343	2,838	3,623	3,980	4,239	4,449	5,100	5,474	4,737	3,330
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.12	$1.09	$1.11	$1.06	$1.10	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,047	929	582	212	142	72	56	32	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.11	$1.12	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$1.11	$1.12	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,173	2,302	1,526	677	424	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.21	$1.12	$1.16	$1.08	$1.15	$1.10	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,278	1,179	684	346	207	200	79	61	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	67

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.32	$1.35	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09	$1.10
Accumulation unit value at end of period	$1.44	$1.42	$1.32	$1.35	$1.26	$1.35	$1.29	$1.19	$1.15	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,677	1,847	2,104	2,625	3,341	5,553	5,537	6,274	157,675	48,593
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.60	$1.54	$1.58	$1.40	$1.38	$1.07	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,574	2,272	1,735	993	306	159	95	44	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.35	$1.38	$1.42	$1.49	$1.24	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,635	2,036	1,736	953	492	195	181	59	—	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.14	$1.07	$1.17	$1.28	$1.08	$0.94	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,568	1,882	864	430	147	75	74	20	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.21	$1.11	$1.14	$1.15	$1.12	$1.05	$1.05	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,046	4,095	3,660	3,386	2,137	974	915	127	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.04	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.01	$0.99	$1.04	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,346	408	253	166	45	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,002	6,553	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.84	$2.16	$2.07	$1.90	$1.71	$1.33	$1.19	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,364	874	283	204	102	13	7	7	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.61	$2.01	$2.09	$2.00	$1.83	$1.36	$1.21	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	567	467	508	350	109	47	24	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.17	$1.83	$1.68	$1.70	$1.54	$1.21	$1.11	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	469	464	504	379	232	69	45	18	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70	$1.15
Accumulation unit value at end of period	$1.88	$1.58	$1.45	$1.46	$1.32	$1.04	$0.95	$1.00	$0.90	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	827	928	1,126	1,320	1,631	1,764	2,094	2,609	182,362	88,037
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.44	$2.10	$1.87	$1.91	$1.75	$1.31	$1.14	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,486	2,783	1,272	779	277	83	76	—	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.54	$1.94	$1.90	$1.81	$1.71	$1.32	$1.19	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	437	346	477	406	187	117	102	13	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.30	$1.36	$1.41	$1.43	$1.22	$1.07	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,097	1,668	1,512	615	167	72	35	—	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.25	$1.30	$1.33	$1.44	$1.20	$1.01	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	764	719	674	373	157	80	41	5	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.16	$1.89	$1.67	$1.85	$1.70	$1.35	$1.20	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,084	526	450	450	186	133	62	—	—	—

68	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.07	$1.05	$1.04	$1.05	$1.02	$1.05	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	672	485	257	152	75	51	28	9	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.63	$2.30	$1.93	$1.95	$1.76	$1.31	$1.14	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,740	1,106	567	254	165	109	86	20	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$2.22	$1.86	$1.88	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72	$1.16
Accumulation unit value at end of period	$2.54	$2.22	$1.86	$1.88	$1.70	$1.26	$1.09	$1.18	$0.98	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	734	610	392	298	303	293	322	235	179	95
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.98	$0.99	$0.99	$1.00	$1.00	$1.02	$1.01	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,492	1,631	924	492	117	89	44	44	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.23	$1.84	$1.80	$1.87	$1.74	$1.38	$1.20	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,039	801	778	464	215	146	92	12	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.02	$1.00	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	$0.94	$1.02	$1.00	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,108	1,145	1,306	1,432	1,593	81	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.19	$1.24	$1.07	$0.88	$1.04	$0.96	$0.78	$1.37
Accumulation unit value at end of period	$1.39	$1.11	$1.19	$1.19	$1.24	$1.07	$0.88	$1.04	$0.96	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	766	878	1,022	955	1,018	1,139	1,401	1,476	1,405	1,322
Eaton Vance VT Floating-Rate Income Fund – Initial Class (06/26/2006)
Accumulation unit value at beginning of period	$1.33	$1.23	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03
Accumulation unit value at end of period	$1.36	$1.33	$1.23	$1.26	$1.27	$1.23	$1.16	$1.14	$1.06	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	5,818	6,139	7,576	9,450	14,511	10,750	9,888	9,427	85,892	52,812
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.75	$1.77	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72	$1.27
Accumulation unit value at end of period	$2.25	$1.87	$1.75	$1.77	$1.60	$1.23	$1.07	$1.12	$0.97	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	18,152	17,607	19,080	17,069	16,550	16,893	19,196	20,266	55,492	108,730
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.98	$1.79	$1.84	$1.75	$1.30	$1.15	$1.31	$1.03	$0.74	$1.24
Accumulation unit value at end of period	$2.36	$1.98	$1.79	$1.84	$1.75	$1.30	$1.15	$1.31	$1.03	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	9,892	9,875	10,508	9,737	9,717	10,305	11,982	13,369	55,298	70,935
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.20	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.74	$1.34
Accumulation unit value at end of period	$1.45	$1.13	$1.20	$1.18	$1.30	$1.01	$0.85	$1.04	$0.93	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	1,515	1,490	2,011	1,499	1,418	1,463	1,595	1,884	1,988	1,887
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.00	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$0.97	$1.00	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,110	6,134	4,411	2,620	687	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.03	$0.91	$0.90	$0.71	$0.76	$0.64	$0.54	$0.95
Accumulation unit value at end of period	$1.12	$1.02	$1.03	$1.03	$0.91	$0.90	$0.71	$0.76	$0.64	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	2,987	3,404	3,776	4,104	4,375	3,691	3,952	3,862	3,724	3,060
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.02	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.15	$1.02	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,105	7,168	5,696	4,262	778	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.73	$1.17
Accumulation unit value at end of period	$1.71	$1.60	$1.39	$1.48	$1.40	$1.10	$0.97	$0.99	$0.90	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	4,207	4,466	4,901	5,177	5,271	5,609	6,373	7,190	7,366	7,976
Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.99	$1.55	$1.69	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70	$1.05
Accumulation unit value at end of period	$2.18	$1.99	$1.55	$1.69	$1.70	$1.26	$1.08	$1.13	$0.89	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	3,729	3,512	3,279	3,329	3,110	3,178	3,786	3,986	3,930	3,508

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	69

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	622	558	375	70	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.81	$1.65	$1.67	$1.45	$1.06	$0.94	$0.91	$0.82	$0.68	$1.10
Accumulation unit value at end of period	$2.22	$1.81	$1.65	$1.67	$1.45	$1.06	$0.94	$0.91	$0.82	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	767	792	1,001	980	1,064	1,083	1,023	1,238	1,364	1,887
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.48	$1.43	$1.34	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.49	$1.48	$1.43	$1.34	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271	248	369	432	438	425	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.03	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.07	$0.97	$1.03	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,372	4,742	3,739	3,808	2,661	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69	$1.09
Accumulation unit value at end of period	$2.08	$1.79	$1.55	$1.67	$1.54	$1.15	$0.98	$1.01	$0.88	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,909	2,249	2,546	2,877	3,585	3,976	4,635	4,681	59,457	70,085
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$1.89	$1.76	$1.55	$1.54	$1.39	$1.07	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,970	2,397	1,631	1,660	1,702	1,562	1,651	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.96	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84	$1.20
Accumulation unit value at end of period	$2.24	$1.96	$2.25	$2.21	$1.87	$1.35	$1.13	$1.10	$1.06	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	1,748	1,949	2,703	1,707	1,246	962	1,130	988	923	830
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.43	$1.49	$1.50	$1.28	$1.12	$1.22	$1.10	$0.82	$1.40
Accumulation unit value at end of period	$1.71	$1.41	$1.43	$1.49	$1.50	$1.28	$1.12	$1.22	$1.10	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	2,075	2,389	2,945	2,805	2,809	3,039	3,450	3,301	69,225	53,378
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.40	$1.40	$1.32	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.69	$1.40	$1.40	$1.40	$1.32	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	643	796	933	840	909	969	—	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.13	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$0.98	$1.02	$1.13	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,474	3,013	4,414	5,165	1,754	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.01	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,839	4,370	2,374	979	299	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.20	$1.18	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.18	$1.16	$1.20	$1.18	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	709	408	505	267	90	2	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63	$1.06
Accumulation unit value at end of period	$1.95	$1.54	$1.56	$1.50	$1.34	$1.05	$0.89	$0.96	$0.85	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	1,939	1,956	2,118	2,005	2,391	2,790	3,226	3,982	186,397	119,627
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.15	$1.12	$1.14	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,638	1,810	2,427	2,205	389	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,208	2,381	2,412	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.05	$1.87	$2.21	$1.99	$1.67	$1.49	$1.42	$1.26	$0.96	$1.56
Accumulation unit value at end of period	$2.33	$2.05	$1.87	$2.21	$1.99	$1.67	$1.49	$1.42	$1.26	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	5,295	5,654	5,455	5,666	5,179	4,763	5,414	4,597	4,766	4,903

70	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.38	$1.41	$1.25	$1.24	$0.96	$1.08	$0.89	$0.64	$1.16
Accumulation unit value at end of period	$1.52	$1.41	$1.38	$1.41	$1.25	$1.24	$0.96	$1.08	$0.89	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	1,532	2,140	2,695	2,846	3,090	3,076	3,474	3,753	28,363	32,801
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.59	$1.76	$1.89	$1.88	$1.38	$1.29	$1.40	$1.07	$0.69	$1.31
Accumulation unit value at end of period	$2.17	$1.59	$1.76	$1.89	$1.88	$1.38	$1.29	$1.40	$1.07	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,322	1,535	1,428	1,412	1,732	2,237	1,802	1,865	2,003
Neuberger Berman AMT International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.15	$1.21	$1.04	$0.88	$1.02	$0.84	$0.63	$1.20
Accumulation unit value at end of period	$1.41	$1.13	$1.16	$1.15	$1.21	$1.04	$0.88	$1.02	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	921	936	1,079	1,129	1,135	1,263	1,289	1,411	38,615	32,229
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.89	$1.74	$1.77	$1.63	$1.20	$1.09	$1.14	$0.94	$0.72	$1.21
Accumulation unit value at end of period	$2.21	$1.89	$1.74	$1.77	$1.63	$1.20	$1.09	$1.14	$0.94	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	493	491	525	493	429	473	543	527	473	442
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.99	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.93	$0.99	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	505	362	277	70	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.60	$1.56	$1.55	$1.23	$1.03	$1.14	$0.99	$0.72	$1.22
Accumulation unit value at end of period	$2.13	$1.58	$1.60	$1.56	$1.55	$1.23	$1.03	$1.14	$0.99	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	4,417	3,560	3,994	3,187	2,734	2,626	2,786	2,749	2,662	2,483
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.48	$1.41	$1.46	$1.44	$1.46	$1.31	$1.31	$1.16	$0.99	$1.17
Accumulation unit value at end of period	$1.56	$1.48	$1.41	$1.46	$1.44	$1.46	$1.31	$1.31	$1.16	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	9,029	10,303	12,175	13,930	17,016	21,536	23,258	25,717	187,936	133,107
Oppenheimer Main Street Fund®/VA, Service Shares (04/28/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	386	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$2.02	$1.74	$1.87	$1.69	$1.22	$1.05	$1.08	$0.89	$0.66	$1.07
Accumulation unit value at end of period	$2.28	$2.02	$1.74	$1.87	$1.69	$1.22	$1.05	$1.08	$0.89	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	3,784	3,362	3,050	2,678	2,685	2,726	3,160	3,510	3,623	3,710
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95	$1.14
Accumulation unit value at end of period	$1.62	$1.44	$1.29	$1.44	$1.45	$1.46	$1.29	$1.28	$1.14	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	3,180	3,154	3,648	5,504	6,989	9,044	8,355	8,208	106,125	101,673
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	658	680	654	380	207	90	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$0.98	$0.99	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,577	2,632	1,389	1,099	576	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.99	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.95	$0.93	$0.99	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,922	2,933	2,739	2,694	1,200	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.53	$0.71	$0.77	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.86	$0.78	$0.53	$0.71	$0.77	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,106	1,598	1,361	721	355	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37,388	37,852	40,657	39,641	37,097	30,798	27,379	9,088	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.82	$1.55	$1.48	$1.51	$1.44	$1.21	$1.08	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41,390	47,922	57,650	61,976	97,109	109,832	142,959	168,024	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	71

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,282	22,999	19,512	19,398	24,424	33,352	25,356	11,374	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.20	$1.18	$1.19	$1.15	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39,711	50,597	52,520	64,928	107,857	191,955	172,997	169,771	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,674	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,261	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$1.02	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78,932	84,132	49,423	29,190	12,422	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	$1.05	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	266,316	281,192	203,172	143,077	60,795	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.16	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.11	$1.16	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,376,963	1,281,709	1,150,172	795,285	303,834	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.11	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.10	$1.07	$1.11	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,895,549	1,830,017	1,498,589	1,060,757	459,820	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.38	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	231,878	234,086	230,941	221,597	205,380	188,879	158,255	77,581	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.39	$1.34	$1.36	$1.31	$1.19	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601,348	670,062	745,592	820,237	964,702	1,029,788	1,147,869	1,296,870	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.47	$1.41	$1.43	$1.38	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	134,450	135,206	138,540	133,178	135,654	118,429	110,904	43,655	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.69	$1.47	$1.41	$1.44	$1.38	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	142,292	164,597	194,703	218,248	350,986	428,503	553,318	640,890	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.29	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55,606	57,950	53,926	50,355	50,123	55,877	48,500	25,835	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.41	$1.29	$1.26	$1.27	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	133,233	161,724	177,375	206,057	275,868	368,244	376,142	404,992	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	847	869	690	489	41	46	8	7	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.19	$1.87	$1.77	$1.89	$1.92	$1.39	$1.27	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	371	326	401	168	82	25	12	6	—	—

72	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.10% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.05	$1.94	$1.57	$1.75	$1.74	$1.30	$1.16	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	371	332	279	225	87	37	22	17	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.89	$1.52	$1.70	$1.68	$1.26	$1.12	$1.19	$0.97	$0.71	$1.06
Accumulation unit value at end of period	$2.00	$1.89	$1.52	$1.70	$1.68	$1.26	$1.12	$1.19	$0.97	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	756	877	1,076	1,237	1,526	1,854	2,309	2,880	107,087	85,156
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,765	1,592	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	163,769	36,430	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	131,449	18,587	—	—	—	—	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.62	$1.63	$1.73	$1.43	$1.19	$1.40	$1.14	$0.77	$1.43
Accumulation unit value at end of period	$2.07	$1.58	$1.62	$1.63	$1.73	$1.43	$1.19	$1.40	$1.14	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	4,156	4,380	4,923	5,399	5,572	5,891	6,758	7,421	52,684	32,472
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.98	$1.76	$1.79	$1.73	$1.30	$1.10	$1.15	$0.94	$0.67	$1.12
Accumulation unit value at end of period	$2.34	$1.98	$1.76	$1.79	$1.73	$1.30	$1.10	$1.15	$0.94	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	3,146	3,468	4,034	4,250	4,824	5,244	5,910	6,752	42,795	34,099
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.08	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77	$1.33
Accumulation unit value at end of period	$1.37	$1.11	$1.09	$1.08	$1.16	$0.98	$0.87	$1.01	$0.88	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	1,286	1,209	1,496	1,484	1,596	1,820	1,958	2,182	91,809	1,394
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.00	$1.80	$1.88	$1.72	$1.33	$1.16	$1.24	$1.02	$0.70	$1.17
Accumulation unit value at end of period	$2.38	$2.00	$1.80	$1.88	$1.72	$1.33	$1.16	$1.24	$1.02	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	1,333	1,398	1,592	1,680	1,777	2,194	2,727	711	701	883
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.10	$1.97	$2.05	$2.11	$1.42	$1.33	$1.41	$1.13	$0.75	$1.29
Accumulation unit value at end of period	$2.61	$2.10	$1.97	$2.05	$2.11	$1.42	$1.33	$1.41	$1.13	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	2,114	2,098	2,213	1,782	1,684	1,836	1,868	2,174	1,953	1,467
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.92	$0.99	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.05	$0.92	$0.99	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	862	475	350	442	234	—	—	—	—	—
Variable account charges of 1.15% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.24	$1.09	$1.07	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.67	$1.65	$1.51	$1.34	$0.99	$1.00
Accumulation unit value at end of period	$2.18	$1.67	$1.65	$1.51	$1.34	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$1.18	$1.06	$1.00	—
Accumulation unit value at end of period	$0.99	$1.00	$0.72	$1.18	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	3	14	32	9	—	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.43	$1.51	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.83	$1.71	$1.43	$1.51	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	35	28	39	39	23	14

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	73

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.15	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	3	3	31	13	1	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.37	$1.36	$1.25	$1.04	$1.00
Accumulation unit value at end of period	$1.63	$1.44	$1.37	$1.36	$1.25	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	182	182	27	35	35	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.72	$0.92	$1.00	—
Accumulation unit value at end of period	$0.60	$0.60	$0.54	$0.72	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.35	$1.21	$1.00	—
Accumulation unit value at end of period	$1.77	$1.47	$1.37	$1.35	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.48	$1.49	$1.31	$0.99	$1.00
Accumulation unit value at end of period	$1.94	$1.58	$1.48	$1.49	$1.31	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	26	26	26	26	26	14
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.87	$0.90	$0.92	$0.95	$1.00	—
Accumulation unit value at end of period	$0.88	$0.87	$0.90	$0.92	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.33	$1.38	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.68	$1.49	$1.33	$1.38	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	32	32	33	34	34	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.88	$0.91	$0.90	$1.00	—
Accumulation unit value at end of period	$1.07	$0.97	$0.88	$0.91	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.92	$0.89	$0.99	$1.03	$1.06	$1.00
Accumulation unit value at end of period	$1.34	$0.92	$0.89	$0.99	$1.03	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	38	39	40	40	40	15
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.85	$0.88	$0.95	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.89	$0.85	$0.88	$0.95	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	23
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	184	117	46
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.14	$1.17	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.32	$1.26	$1.14	$1.17	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	83	85	87	91	92	100
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.13	$1.16	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.24	$1.13	$1.16	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	69	73	77	78	104	37
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.05	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.10	$1.07	$1.04	$1.05	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	45	48	51	49	50	102
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.58	$1.47	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$2.00	$1.58	$1.58	$1.47	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	22	23	23	26	23	15
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.49	$1.50	$1.34	$1.03	$1.00
Accumulation unit value at end of period	$1.97	$1.64	$1.49	$1.50	$1.34	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	90	90	90	—	—	16

74	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.98	$1.02	$1.03	$1.03	$1.00
Accumulation unit value at end of period	$1.03	$1.02	$0.98	$1.02	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	21	21	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$0.95	$1.00	—
Accumulation unit value at end of period	$1.09	$0.99	$0.98	$0.99	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.37	$1.31	$1.24	$0.96	$1.00
Accumulation unit value at end of period	$1.67	$1.38	$1.37	$1.31	$1.24	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.47	$1.57	$1.42	$1.04	$1.00
Accumulation unit value at end of period	$1.86	$1.66	$1.47	$1.57	$1.42	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	4	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.16	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.40	$1.12	$1.21	$1.16	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	18	19	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.70	$1.44	$1.54	$1.40	$1.03	$1.00
Accumulation unit value at end of period	$2.03	$1.70	$1.44	$1.54	$1.40	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.49	$1.56	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.86	$1.68	$1.49	$1.56	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.05	$1.08	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.19	$1.13	$1.05	$1.08	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	115	117	119	111	139	178
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.29	$1.39	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.63	$1.49	$1.29	$1.39	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	21	18	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.03	$1.01	$1.01	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	61	74	40	58	66	63
CTIVPSM – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$1.04	$1.02	$1.04	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.10	$1.12	$1.03	$1.00	—
Accumulation unit value at end of period	$0.97	$0.99	$1.10	$1.12	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.05	$0.98	$1.05	$1.00
Accumulation unit value at end of period	$1.10	$1.09	$1.02	$1.05	$0.98	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.28	$1.31	$1.17	$1.15	$1.00
Accumulation unit value at end of period	$1.39	$1.33	$1.28	$1.31	$1.17	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	42	42	69	56	45	40
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.19	$1.22	$1.29	$1.07	$1.00
Accumulation unit value at end of period	$1.52	$1.17	$1.19	$1.22	$1.29	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	31	31	65	42	24	24
CTIVPSM – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.05	$1.15	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.39	$1.13	$1.05	$1.15	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	3	4	4	4	4	10

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	75

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.02	$1.05	$1.06	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.02	$1.05	$1.06	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	23	110	8
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.04	$1.05	$1.00	—
Accumulation unit value at end of period	$1.24	$1.01	$0.99	$1.04	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.58	$1.51	$1.39	$1.25	$0.98	$1.00
Accumulation unit value at end of period	$2.07	$1.58	$1.51	$1.39	$1.25	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	4	4	3	3	1	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.46	$1.40	$1.28	$0.95	$1.00
Accumulation unit value at end of period	$1.82	$1.41	$1.46	$1.40	$1.28	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.38	$1.39	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.78	$1.50	$1.38	$1.39	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23	24	25	26	26	5
CTIVPSM – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.48	$1.51	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.92	$1.66	$1.48	$1.51	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	17	15	8
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.40	$1.37	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.83	$1.40	$1.37	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.23	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.41	$1.13	$1.19	$1.23	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	12	7	15	12	8	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.19	$1.21	$1.32	$1.10	$1.00
Accumulation unit value at end of period	$1.37	$1.13	$1.19	$1.21	$1.32	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.30	$1.43	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.68	$1.46	$1.30	$1.43	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	9	—	—	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$0.99	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	21	21
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.82	$1.53	$1.55	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$2.08	$1.82	$1.53	$1.55	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	1	—
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.97	$0.98	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	5	13	77	33	32
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.38	$1.28	$1.01	$1.00
Accumulation unit value at end of period	$1.63	$1.35	$1.32	$1.38	$1.28	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.54	$1.44	$1.45	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.85	$1.54	$1.44	$1.45	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	59	56	75	72	74	14

76	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.38	$1.42	$1.36	$1.01	$1.00
Accumulation unit value at end of period	$1.82	$1.53	$1.38	$1.42	$1.36	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	16	16	23	18	23	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.10	$1.04	$0.97	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	38	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.02	$1.11	$1.07	$1.00	—
Accumulation unit value at end of period	$1.24	$1.14	$1.02	$1.11	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	—	15	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.33	$1.41	$1.33	$1.05	$1.00
Accumulation unit value at end of period	$1.63	$1.52	$1.33	$1.41	$1.33	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	2	—	—
Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.69	$1.31	$1.43	$1.44	$1.07	$1.00
Accumulation unit value at end of period	$1.85	$1.69	$1.31	$1.43	$1.44	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	29	29	30	31	42	20
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.97	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.91	$0.97	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.03	$0.98	$1.00	—
Accumulation unit value at end of period	$1.16	$1.07	$0.97	$1.03	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	2	12	—	8	5	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.15	$0.98	$1.02	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.04	$1.01	$1.00	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	130	83	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.16	$1.20	$1.17	$1.04	$1.00
Accumulation unit value at end of period	$1.35	$1.18	$1.16	$1.20	$1.17	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.50	$1.45	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.88	$1.49	$1.50	$1.45	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	17	17	17	17	14	13
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.14	$1.12	$1.00	—
Accumulation unit value at end of period	$1.36	$1.14	$1.12	$1.14	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.20	$1.42	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.49	$1.31	$1.20	$1.42	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	7	19	8	8	18	4
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.18	$1.27	$1.26	$0.93	$1.00
Accumulation unit value at end of period	$1.46	$1.06	$1.18	$1.27	$1.26	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	5
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.46	$1.49	$1.37	$1.01	$1.00
Accumulation unit value at end of period	$1.85	$1.59	$1.46	$1.49	$1.37	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	77

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.40	$1.37	$1.36	$1.08	$1.00
Accumulation unit value at end of period	$1.87	$1.38	$1.40	$1.37	$1.36	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	8	5	5	5	3	6
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.95	$0.98	$0.97	$1.00	—
Accumulation unit value at end of period	$1.04	$0.99	$0.95	$0.98	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.71	$1.47	$1.58	$1.43	$1.03	$1.00
Accumulation unit value at end of period	$1.92	$1.71	$1.47	$1.58	$1.43	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$0.95	$1.06	$1.07	$1.08	$1.00
Accumulation unit value at end of period	$1.19	$1.06	$0.95	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	12	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.96	$0.97	$0.94	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$0.98	$0.96	$0.97	$0.94	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.03	$0.99	$0.98	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.96	$0.95	$0.93	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.53	$0.71	$0.77	$1.00	—
Accumulation unit value at end of period	$0.86	$0.78	$0.53	$0.71	$0.77	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	48	13	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.25	$1.28	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.54	$1.31	$1.25	$1.28	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	163	53	53	53	53	53
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.08	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.16	$1.09	$1.07	$1.08	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	12	12	81
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.04	$1.01	$1.00	—
Accumulation unit value at end of period	$1.10	$1.04	$1.02	$1.04	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.08	$1.04	$1.00	—
Accumulation unit value at end of period	$1.17	$1.07	$1.05	$1.08	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	198	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.16	$1.11	$1.00	—
Accumulation unit value at end of period	$1.31	$1.13	$1.10	$1.16	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	2,673	3,082	3,221	1,702	763	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.19	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.33	$1.18	$1.15	$1.19	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	8,887	8,948	9,290	11,358	11,955	8,497

78	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.15% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.16	$1.18	$1.14	$1.03	$1.00
Accumulation unit value at end of period	$1.34	$1.20	$1.16	$1.18	$1.14	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	827	847	1,110	1,111	1,111	318
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.25	$1.20	$1.23	$1.18	$1.03	$1.00
Accumulation unit value at end of period	$1.44	$1.25	$1.20	$1.23	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	297	283	285	274	258	18
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.13	$1.09	$1.03	$1.00
Accumulation unit value at end of period	$1.24	$1.14	$1.11	$1.13	$1.09	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	723	619	517	571	573	140
Variable Portfolio – Partners Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.03	$0.99	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.03	$1.02	$1.03	$0.99	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.24	$1.32	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.52	$1.30	$1.24	$1.32	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.24	$1.38	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.62	$1.53	$1.24	$1.38	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	405	78	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.37	$1.43	$1.31	$1.01	$1.00
Accumulation unit value at end of period	$1.81	$1.52	$1.37	$1.43	$1.31	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	9	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.29	$1.35	$1.39	$0.94	$1.00
Accumulation unit value at end of period	$1.72	$1.38	$1.29	$1.35	$1.39	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	2	10	—	—	—	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.92	$0.99	$1.01	$1.00	—
Accumulation unit value at end of period	$1.12	$1.04	$0.92	$0.99	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.10	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.07	$1.10	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	682	577	504	435	433	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/01/2005)
Accumulation unit value at beginning of period	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34
Accumulation unit value at end of period	$1.76	$1.31	$1.33	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	253	259	277	290	309	288	415	437	548	301
AB VPS Growth and Income Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$2.13	$1.95	$1.94	$1.80	$1.35	$1.17	$1.11	$1.00	$0.84	$1.43
Accumulation unit value at end of period	$2.50	$2.13	$1.95	$1.94	$1.80	$1.35	$1.17	$1.11	$1.00	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	1,042	1,165	1,389	1,629	1,714	2,074	2,548	3,288	4,258	6,035

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	79

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS International Value Portfolio (Class B) (02/13/2002)
Accumulation unit value at beginning of period	$1.69	$1.72	$1.70	$1.84	$1.52	$1.35	$1.69	$1.64	$1.24	$2.68
Accumulation unit value at end of period	$2.09	$1.69	$1.72	$1.70	$1.84	$1.52	$1.35	$1.69	$1.64	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	1,760	2,127	2,375	2,643	3,099	3,734	4,866	6,458	9,981	15,720
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.90	$2.23	$2.21	$2.02	$1.79	$1.32	$1.15	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,748	1,439	1,422	954	660	660	250	11	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$1.18	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$0.72	$1.18	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,151	3,546	3,236	2,228	543	—	—	—	—	—
American Century VP International, Class II (02/13/2002)
Accumulation unit value at beginning of period	$1.65	$1.77	$1.78	$1.91	$1.58	$1.32	$1.52	$1.36	$1.03	$1.90
Accumulation unit value at end of period	$2.13	$1.65	$1.77	$1.78	$1.91	$1.58	$1.32	$1.52	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	516	573	661	780	850	987	1,335	1,679	2,015	2,795
American Century VP Mid Cap Value, Class II (05/01/2007)
Accumulation unit value at beginning of period	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90
Accumulation unit value at end of period	$2.18	$1.98	$1.63	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	841	822	522	574	599	625	582	775	2,523	4,001
American Century VP Ultra®, Class II (11/01/2005)
Accumulation unit value at beginning of period	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18
Accumulation unit value at end of period	$2.40	$1.84	$1.78	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	530	641	631	701	770	915	992	992	1,098	1,338
American Century VP Value, Class II (02/13/2002)
Accumulation unit value at beginning of period	$2.54	$2.14	$2.26	$2.02	$1.56	$1.38	$1.38	$1.24	$1.05	$1.45
Accumulation unit value at end of period	$2.73	$2.54	$2.14	$2.26	$2.02	$1.56	$1.38	$1.38	$1.24	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4,171	4,465	4,733	4,750	4,853	4,953	5,339	5,469	6,158	8,079
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.17	$1.14	$1.17	$1.16	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,381	4,425	4,355	3,099	1,906	428	—	—	—	—
Calvert VP SRI Balanced Portfolio – Class I (02/13/2002)
Accumulation unit value at beginning of period	$1.72	$1.62	$1.67	$1.54	$1.33	$1.21	$1.17	$1.06	$0.86	$1.26
Accumulation unit value at end of period	$1.91	$1.72	$1.62	$1.67	$1.54	$1.33	$1.21	$1.17	$1.06	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	419	452	524	596	614	583	649	737	858	1,073
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59	$1.02
Accumulation unit value at end of period	$2.22	$1.81	$1.73	$1.83	$1.78	$1.23	$1.04	$1.04	$0.84	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	107	116	150	176	184	116	142	172	204	130
Columbia Variable Portfolio – Balanced Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.00	$1.91	$1.90	$1.74	$1.45	$1.29	$1.27	$1.14	$0.93	$1.35
Accumulation unit value at end of period	$2.27	$2.00	$1.91	$1.90	$1.74	$1.45	$1.29	$1.27	$1.14	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	10,404	9,620	6,606	4,407	3,681	3,269	3,744	4,325	6,111	2,378
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,020	675	523	355	32	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.47	$1.37	$1.35	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.47	$1.37	$1.35	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,544	5,240	3,941	1,859	342	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.74	$2.23	$2.10	$2.11	$1.85	$1.41	$1.25	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	744	732	705	509	134	80	49	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.99	$1.87	$1.87	$1.65	$1.25	$1.11	$1.07	$0.92	$0.75	$1.31
Accumulation unit value at end of period	$2.44	$1.99	$1.87	$1.87	$1.65	$1.25	$1.11	$1.07	$0.92	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	1,237	1,598	1,912	2,126	2,670	3,109	3,980	5,013	6,295	7,479
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.88	$0.86	$0.90	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	369	404	489	339	252	—	—	—	—	—

80	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.09	$1.86	$1.66	$1.73	$1.59	$1.27	$1.13	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,889	2,878	2,367	2,401	1,739	1,079	901	293	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.53	$2.25	$2.34	$2.16	$1.72	$1.53	$1.63	$1.41	$1.12	$1.91
Accumulation unit value at end of period	$2.85	$2.53	$2.25	$2.34	$2.16	$1.72	$1.53	$1.63	$1.41	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	4,113	4,760	5,343	6,204	7,057	8,522	11,111	13,939	30,183	36,755
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$0.88	$0.90	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,039	680	523	498	254	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,822	2,784	2,778	2,626	2,147	1,444	982	417	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.76	$2.66	$2.96	$3.07	$3.16	$2.65	$3.40	$2.87	$1.67	$3.65
Accumulation unit value at end of period	$4.02	$2.76	$2.66	$2.96	$3.07	$3.16	$2.65	$3.40	$2.87	$1.67
Number of accumulation units outstanding at end of period (000 omitted)	653	762	971	1,096	1,470	1,611	1,940	2,468	3,600	5,787
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.92	$0.95	$1.02	$1.03	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,392	1,282	1,407	1,544	1,916	2,345	1,777	517	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.48	$1.52	$1.64	$1.65	$1.81	$1.72	$1.66	$1.58	$1.43	$1.46
Accumulation unit value at end of period	$1.55	$1.48	$1.52	$1.64	$1.65	$1.81	$1.72	$1.66	$1.58	$1.43
Number of accumulation units outstanding at end of period (000 omitted)	1,960	2,261	2,629	3,119	4,069	5,077	5,792	7,371	16,121	18,675
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.93	$0.94	$0.95	$0.96	$0.97	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,210	2,489	2,188	4,100	3,841	2,988	3,304	666	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07
Accumulation unit value at end of period	$0.98	$0.98	$1.00	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1,767	2,795	2,879	3,212	3,817	3,990	5,730	7,758	14,861	39,094
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.48	$1.34	$1.38	$1.34	$1.28	$1.12	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,432	3,485	3,338	3,308	2,366	2,347	1,717	478	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.52	$2.28	$2.33	$2.28	$2.18	$1.90	$1.82	$1.62	$1.06	$1.44
Accumulation unit value at end of period	$2.65	$2.52	$2.28	$2.33	$2.28	$2.18	$1.90	$1.82	$1.62	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2,620	3,322	3,561	4,212	4,734	5,671	6,355	7,802	9,680	11,973
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,483	2,280	4,396	4,893	5,110	1,881	1,504	171	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.96	$1.79	$1.83	$1.79	$1.72	$1.52	$1.45	$1.29	$0.92	$1.15
Accumulation unit value at end of period	$2.06	$1.96	$1.79	$1.83	$1.79	$1.72	$1.52	$1.45	$1.29	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	3,053	3,559	2,525	2,885	3,286	4,217	4,518	5,416	17,730	11,540
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.16	$1.12	$1.14	$1.09	$1.13	$1.07	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,912	2,637	2,161	2,661	3,597	5,512	3,728	428	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.54	$1.49	$1.51	$1.45	$1.50	$1.41	$1.34	$1.25	$1.11	$1.20
Accumulation unit value at end of period	$1.58	$1.54	$1.49	$1.51	$1.45	$1.50	$1.41	$1.34	$1.25	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	7,414	8,459	9,169	10,127	12,817	18,482	20,159	26,396	58,421	63,728
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.68	$2.12	$2.13	$1.98	$1.76	$1.37	$1.15	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,115	1,967	1,957	871	780	441	347	100	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	81

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.80	$1.80	$1.67	$1.48	$1.15	$0.97	$1.02	$0.88	$0.65	$1.18
Accumulation unit value at end of period	$2.28	$1.80	$1.80	$1.67	$1.48	$1.15	$0.97	$1.02	$0.88	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	1,150	1,447	1,787	1,872	1,991	2,239	2,709	3,547	4,530	6,110
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.15	$1.95	$1.96	$1.75	$1.34	$1.18	$1.17	$1.03	$0.83	$1.34
Accumulation unit value at end of period	$2.57	$2.15	$1.95	$1.96	$1.75	$1.34	$1.18	$1.17	$1.03	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	7,913	6,216	5,727	4,397	3,312	2,590	3,038	3,421	4,568	5,854
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.07	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,772	2,252	1,815	1,789	1,413	1,113	1,220	145	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$0.99	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.99	$0.97	$0.99	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	786	723	494	312	45	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.03	$1.68	$1.66	$1.60	$1.51	$1.17	$1.06	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	937	785	832	505	338	175	117	32	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.02	$2.00	$1.92	$1.81	$1.40	$1.27	$1.52	$1.22	$0.75	$1.38
Accumulation unit value at end of period	$2.45	$2.02	$2.00	$1.92	$1.81	$1.40	$1.27	$1.52	$1.22	$0.75
Number of accumulation units outstanding at end of period (000 omitted)	285	308	383	371	453	560	877	1,155	1,372	1,170
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.37	$2.12	$1.88	$2.01	$1.81	$1.33	$1.14	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,400	1,398	1,396	956	600	271	231	56	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (05/02/2005)
Accumulation unit value at beginning of period	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47
Accumulation unit value at end of period	$2.55	$2.27	$2.02	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	468	533	648	721	814	1,034	1,325	1,680	2,952	5,049
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,960	1,984	1,816	845	674	522	263	53	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.69	$1.83	$1.76	$1.95	$1.61	$1.39	$1.60	$1.42	$1.13	$1.92
Accumulation unit value at end of period	$2.13	$1.69	$1.83	$1.76	$1.95	$1.61	$1.39	$1.60	$1.42	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	782	933	752	667	806	885	1,090	1,443	1,829	2,197
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.69	$2.26	$1.91	$2.04	$1.85	$1.36	$1.17	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,032	893	812	762	427	270	204	40	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.19	$1.85	$1.97	$1.79	$1.32	$1.12	$1.16	$0.97	$0.78	$1.30
Accumulation unit value at end of period	$2.62	$2.19	$1.85	$1.97	$1.79	$1.32	$1.12	$1.16	$0.97	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	358	402	600	829	710	665	477	561	429	584
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.43	$2.19	$1.95	$2.04	$1.96	$1.33	$1.15	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,153	1,169	1,180	797	659	471	170	22	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.87	$2.55	$2.67	$2.55	$1.74	$1.49	$1.65	$1.32	$0.95	$1.57
Accumulation unit value at end of period	$3.18	$2.87	$2.55	$2.67	$2.55	$1.74	$1.49	$1.65	$1.32	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	258	313	364	391	424	452	705	880	971	1,315
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,015	4,464	3,303	2,667	2,602	3,268	2,125	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.26	$2.07	$1.79	$1.94	$1.90	$1.43	$1.21	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,117	1,062	1,141	1,143	986	818	446	44	—	—

82	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.04	$1.03	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	792	991	852	666	745	881	1,095	460	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$1.17	$1.16	$1.16	$1.11	$1.14	$1.14	$1.14	$1.12	$1.07	$1.11
Accumulation unit value at end of period	$1.20	$1.17	$1.16	$1.16	$1.11	$1.14	$1.14	$1.14	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,603	3,123	3,392	4,235	5,295	6,553	7,651	9,727	11,135	13,972
Credit Suisse Trust – Commodity Return Strategy Portfolio (05/01/2006)
Accumulation unit value at beginning of period	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12
Accumulation unit value at end of period	$0.50	$0.50	$0.45	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	1,528	815	1,068	1,397	1,744	2,125	2,408	2,563	2,966	2,963
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.11	$1.09	$1.10	$1.06	$1.10	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,328	1,294	1,263	1,122	991	1,384	857	109	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.10	$1.12	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$1.10	$1.12	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	888	1,113	918	474	184	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.20	$1.12	$1.15	$1.07	$1.15	$1.10	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,373	1,133	984	1,111	1,311	1,762	1,438	237	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (09/13/2004)
Accumulation unit value at beginning of period	$1.42	$1.32	$1.36	$1.27	$1.36	$1.30	$1.19	$1.16	$1.10	$1.11
Accumulation unit value at end of period	$1.44	$1.42	$1.32	$1.36	$1.27	$1.36	$1.30	$1.19	$1.16	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	2,718	3,142	3,388	3,714	4,528	6,547	7,560	9,304	25,536	17,319
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.59	$1.53	$1.57	$1.40	$1.37	$1.07	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,667	1,920	1,994	1,844	1,528	1,004	667	155	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.34	$1.37	$1.41	$1.49	$1.24	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,738	3,632	3,592	2,405	1,717	1,201	943	200	—	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.06	$1.17	$1.28	$1.08	$0.94	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.14	$1.06	$1.17	$1.28	$1.08	$0.94	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,546	1,230	1,301	873	929	723	479	118	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.11	$1.14	$1.14	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.23	$1.20	$1.11	$1.14	$1.14	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,552	5,192	5,289	5,250	5,065	2,672	2,080	490	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.04	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.01	$0.98	$1.04	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,306	530	290	86	36	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,874	2,133	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.82	$2.15	$2.06	$1.89	$1.70	$1.33	$1.18	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,021	744	437	316	247	154	67	14	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.59	$2.00	$2.08	$1.99	$1.83	$1.36	$1.21	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	761	699	558	379	198	144	91	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.15	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	811	885	968	726	424	354	310	38	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	83

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (05/01/2006)
Accumulation unit value at beginning of period	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11
Accumulation unit value at end of period	$1.80	$1.51	$1.40	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	354	386	452	510	560	547	742	1,020	17,879	12,896
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15	$1.00	—	—
Accumulation unit value at end of period	$2.42	$2.09	$1.86	$1.90	$1.74	$1.30	$1.14	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,362	2,200	1,518	889	773	565	344	85	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.52	$1.93	$1.89	$1.80	$1.70	$1.32	$1.19	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	724	611	679	678	574	528	429	39	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.29	$1.36	$1.41	$1.43	$1.21	$1.07	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,361	2,156	1,988	1,427	944	741	433	97	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.24	$1.30	$1.32	$1.44	$1.20	$1.01	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	577	608	716	593	347	376	230	6	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.15	$1.87	$1.66	$1.84	$1.70	$1.35	$1.20	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,042	932	961	865	752	632	401	10	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	703	620	552	497	502	637	565	159	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.61	$2.28	$1.92	$1.94	$1.76	$1.31	$1.13	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,763	1,394	1,007	575	560	544	381	67	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (02/04/2004)
Accumulation unit value at beginning of period	$2.54	$2.13	$2.15	$1.94	$1.45	$1.25	$1.35	$1.12	$0.83	$1.33
Accumulation unit value at end of period	$2.90	$2.54	$2.13	$2.15	$1.94	$1.45	$1.25	$1.35	$1.12	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	292	206	187	156	168	218	282	347	389	614
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.98	$1.00	$1.00	$1.02	$1.01	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,993	1,417	972	618	335	395	320	163	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.21	$1.83	$1.79	$1.87	$1.73	$1.37	$1.20	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,270	1,063	1,128	594	356	218	225	87	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.01	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.97	$0.94	$1.01	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,129	1,269	1,268	1,159	896	228	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund – Initial Class (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03
Accumulation unit value at end of period	$1.35	$1.32	$1.22	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	3,408	4,072	4,727	6,455	8,259	5,538	6,419	6,500	12,792	11,376
Fidelity® VIP Contrafund® Portfolio Service Class 2 (05/01/2006)
Accumulation unit value at beginning of period	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19
Accumulation unit value at end of period	$2.09	$1.74	$1.63	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	10,078	10,461	11,918	10,949	10,325	10,153	11,122	12,302	15,949	27,515
Fidelity® VIP Growth & Income Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.14	$1.87	$1.94	$1.78	$1.35	$1.16	$1.16	$1.02	$0.81	$1.42
Accumulation unit value at end of period	$2.47	$2.14	$1.87	$1.94	$1.78	$1.35	$1.16	$1.16	$1.02	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	1,756	2,042	2,291	2,557	2,893	3,338	4,067	5,091	6,236	8,328
Fidelity® VIP Mid Cap Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$3.52	$3.18	$3.27	$3.12	$2.33	$2.05	$2.33	$1.84	$1.33	$2.23
Accumulation unit value at end of period	$4.19	$3.52	$3.18	$3.27	$3.12	$2.33	$2.05	$2.33	$1.84	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	4,805	4,976	5,488	5,341	5,816	6,547	8,022	9,514	14,164	20,610

84	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Overseas Portfolio Service Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.72	$1.84	$1.80	$1.99	$1.54	$1.30	$1.59	$1.43	$1.14	$2.07
Accumulation unit value at end of period	$2.21	$1.72	$1.84	$1.80	$1.99	$1.54	$1.30	$1.59	$1.43	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	792	945	1,109	1,245	1,403	1,536	1,936	2,441	3,135	4,259
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.97	$1.00	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.04	$0.97	$1.00	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,336	4,238	3,345	2,973	530	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$1.96	$1.97	$1.98	$1.75	$1.73	$1.37	$1.47	$1.23	$1.05	$1.84
Accumulation unit value at end of period	$2.14	$1.96	$1.97	$1.98	$1.75	$1.73	$1.37	$1.47	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,155	1,402	1,733	1,968	2,260	2,435	2,639	3,274	4,145	5,481
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.14	$1.01	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,376	4,296	5,121	4,599	864	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.17	$1.89	$2.01	$1.90	$1.50	$1.33	$1.36	$1.24	$0.99	$1.60
Accumulation unit value at end of period	$2.32	$2.17	$1.89	$2.01	$1.90	$1.50	$1.33	$1.36	$1.24	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	2,087	2,078	2,317	2,485	2,751	3,107	3,633	4,727	5,705	8,193
Franklin Small Cap Value VIP Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$3.29	$2.56	$2.79	$2.81	$2.09	$1.78	$1.88	$1.48	$1.16	$1.75
Accumulation unit value at end of period	$3.59	$3.29	$2.56	$2.79	$2.81	$2.09	$1.78	$1.88	$1.48	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,091	2,042	2,005	2,092	1,922	2,057	2,496	2,911	3,457	4,647
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$3.19	$2.84	$3.16	$2.82	$2.15	$1.83	$1.98	$1.60	$1.22	$1.96
Accumulation unit value at end of period	$3.50	$3.19	$2.84	$3.16	$2.82	$2.15	$1.83	$1.98	$1.60	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,532	1,808	2,160	2,452	2,896	3,719	4,717	6,137	7,669	10,448
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.90	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	530	392	337	85	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.17	$1.98	$2.01	$1.75	$1.28	$1.14	$1.10	$0.99	$0.83	$1.33
Accumulation unit value at end of period	$2.66	$2.17	$1.98	$2.01	$1.75	$1.28	$1.14	$1.10	$0.99	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	1,085	1,312	1,573	1,694	2,113	2,613	3,289	4,364	5,508	7,207
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.49	$1.47	$1.43	$1.33	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.49	$1.47	$1.43	$1.33	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	739	955	1,178	1,420	2,006	2,437	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$0.97	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.07	$0.97	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,205	3,225	3,496	2,734	2,301	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.11	$1.83	$1.97	$1.83	$1.36	$1.16	$1.20	$1.05	$0.83	$1.30
Accumulation unit value at end of period	$2.45	$2.11	$1.83	$1.97	$1.83	$1.36	$1.16	$1.20	$1.05	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	2,400	2,997	3,560	3,960	4,816	5,740	7,423	9,203	15,447	21,701
Invesco V.I. Diversified Dividend Fund, Series I Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$1.90	$1.77	$1.56	$1.55	$1.39	$1.07	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	914	995	768	900	810	429	539	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13
Accumulation unit value at end of period	$2.09	$1.83	$2.10	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79
Number of accumulation units outstanding at end of period (000 omitted)	301	354	521	411	367	341	383	387	587	665
Invesco V.I. International Growth Fund, Series II Shares (11/01/2005)
Accumulation unit value at beginning of period	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56
Accumulation unit value at end of period	$1.89	$1.56	$1.59	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	733	949	1,076	1,050	959	1,079	1,233	1,536	7,083	7,389
Invesco V.I. Mid Cap Growth Fund, Series I Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.41	$1.32	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.70	$1.40	$1.41	$1.41	$1.32	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	189	196	147	124	123	153	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	85

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.40	$1.32	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.68	$1.39	$1.40	$1.40	$1.32	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	315	316	478	556	596	682	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.44	$1.47	$1.39	$1.27	$1.03	$0.94	$1.00	$0.83	$0.53	$0.98
Accumulation unit value at end of period	$1.93	$1.44	$1.47	$1.39	$1.27	$1.03	$0.94	$1.00	$0.83	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	463	432	506	505	586	728	1,003	1,578	1,450	1,188
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.12	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.98	$1.02	$1.12	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	917	1,230	2,299	3,297	1,387	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.00	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,672	4,198	2,494	787	243	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.20	$1.17	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.17	$1.15	$1.20	$1.17	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	497	398	355	137	68	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Global Technology Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.43	$2.16	$2.09	$1.93	$1.44	$1.23	$1.36	$1.11	$0.71	$1.29
Accumulation unit value at end of period	$3.47	$2.43	$2.16	$2.09	$1.93	$1.44	$1.23	$1.36	$1.11	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	67	69	85	88	93	96	122	169	178	134
Janus Henderson Overseas Portfolio: Service Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.84	$2.00	$2.22	$2.55	$2.26	$2.02	$3.02	$2.45	$1.38	$2.93
Accumulation unit value at end of period	$2.38	$1.84	$2.00	$2.22	$2.55	$2.26	$2.02	$3.02	$2.45	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	112	139	157	190	240	318	534	725	806	986
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.93	$1.53	$1.54	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	936	963	1,036	872	904	1,063	1,400	1,827	18,450	16,906
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.14	$1.12	$1.14	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,080	996	839	677	397	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,136	1,326	1,466	—	—	—	—	—	—	—
MFS® New Discovery Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$2.11	$1.97	$2.03	$2.23	$1.59	$1.34	$1.51	$1.12	$0.70	$1.17
Accumulation unit value at end of period	$2.64	$2.11	$1.97	$2.03	$2.23	$1.59	$1.34	$1.51	$1.12	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	383	466	530	703	924	1,014	1,248	1,318	1,542	1,851
MFS® Utilities Series – Service Class (02/13/2002)
Accumulation unit value at beginning of period	$3.57	$3.25	$3.86	$3.47	$2.92	$2.61	$2.48	$2.21	$1.69	$2.74
Accumulation unit value at end of period	$4.04	$3.57	$3.25	$3.86	$3.47	$2.92	$2.61	$2.48	$2.21	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	2,062	2,066	2,380	2,670	2,644	2,679	2,928	2,748	3,343	4,698
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10
Accumulation unit value at end of period	$1.44	$1.32	$1.30	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61
Number of accumulation units outstanding at end of period (000 omitted)	671	847	1,071	1,292	1,547	1,651	1,854	2,304	4,848	7,113
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (05/01/2006)
Accumulation unit value at beginning of period	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19
Accumulation unit value at end of period	$1.96	$1.43	$1.59	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	745	647	865	1,012	933	1,242	1,686	1,284	1,240	1,487
Neuberger Berman AMT International Equity Portfolio (Class S) (05/01/2006)
Accumulation unit value at beginning of period	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06
Accumulation unit value at end of period	$1.24	$0.99	$1.02	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56
Number of accumulation units outstanding at end of period (000 omitted)	157	182	206	208	237	220	287	320	4,088	5,048
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.28	$1.95	$1.80	$1.84	$1.69	$1.24	$1.14	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	192	230	230	158	115	81	17	—	—

86	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.91	$0.92	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	415	289	373	21	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.02	$2.05	$2.00	$1.98	$1.58	$1.32	$1.46	$1.28	$0.93	$1.58
Accumulation unit value at end of period	$2.72	$2.02	$2.05	$2.00	$1.98	$1.58	$1.32	$1.46	$1.28	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	2,835	2,560	3,117	2,651	2,554	2,440	2,763	2,966	3,414	4,437
Oppenheimer Global Strategic Income Fund/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$1.55	$1.48	$1.53	$1.51	$1.54	$1.38	$1.38	$1.22	$1.04	$1.23
Accumulation unit value at end of period	$1.63	$1.55	$1.48	$1.53	$1.51	$1.54	$1.38	$1.38	$1.22	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	6,884	7,596	9,456	11,272	13,581	17,582	20,765	25,920	45,739	58,677
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (02/04/2004)
Accumulation unit value at beginning of period	$2.57	$2.21	$2.38	$2.16	$1.55	$1.33	$1.38	$1.14	$0.84	$1.37
Accumulation unit value at end of period	$2.89	$2.57	$2.21	$2.38	$2.16	$1.55	$1.33	$1.38	$1.14	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	2,294	2,023	1,973	1,628	1,577	1,506	1,679	2,099	2,510	3,184
PIMCO VIT All Asset Portfolio, Advisor Class (05/01/2006)
Accumulation unit value at beginning of period	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11
Accumulation unit value at end of period	$1.56	$1.39	$1.24	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	2,689	3,195	3,992	5,897	7,334	9,642	8,325	7,492	15,667	18,406
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	269	262	370	339	332	233	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.99	$0.98	$0.99	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,961	1,423	928	580	264	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$2.23	$2.54	$2.39	$1.89	$1.35	$1.12	$1.15	$1.13	$0.91	$1.11
Accumulation unit value at end of period	$2.54	$2.23	$2.54	$2.39	$1.89	$1.35	$1.12	$1.15	$1.13	$0.91
Number of accumulation units outstanding at end of period (000 omitted)	451	532	506	379	412	433	508	683	936	1,192
Putnam VT International Equity Fund – Class IB Shares (02/13/2002)
Accumulation unit value at beginning of period	$1.53	$1.58	$1.60	$1.74	$1.37	$1.14	$1.39	$1.28	$1.04	$1.87
Accumulation unit value at end of period	$1.91	$1.53	$1.58	$1.60	$1.74	$1.37	$1.14	$1.39	$1.28	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	257	286	335	320	366	444	703	801	1,046	1,497
Putnam VT Sustainable Leaders Fund – Class IB Shares (09/24/2010)
Accumulation unit value at beginning of period	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	$1.00	—	—
Accumulation unit value at end of period	$2.48	$1.94	$1.82	$1.85	$1.65	$1.22	$1.06	$1.13	—	—
Number of accumulation units outstanding at end of period (000 omitted)	219	200	208	225	107	106	136	189	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.98	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.95	$0.93	$0.98	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,297	2,140	2,335	1,820	681	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.53	$0.71	$0.77	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.86	$0.78	$0.53	$0.71	$0.77	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	923	695	526	375	184	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.81	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78,567	87,255	100,483	105,357	112,247	95,228	88,245	18,111	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.81	$1.54	$1.47	$1.50	$1.44	$1.21	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,691	2,829	3,506	3,789	5,048	5,386	7,382	11,130	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48,720	59,311	58,818	70,948	106,272	160,513	106,320	31,375	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,225	4,776	6,583	8,205	11,689	18,739	19,708	20,762	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	87

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	111	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	285	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$1.02	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,687	14,633	9,712	9,371	3,637	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.04	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.07	$1.04	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40,095	47,465	39,217	33,530	9,694	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.15	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.13	$1.10	$1.15	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	231,063	234,714	242,820	202,464	52,708	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.19	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.17	$1.15	$1.19	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	306,488	322,387	324,682	292,621	141,007	36,030	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	732,837	776,337	817,719	863,442	970,843	983,581	803,653	267,638	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.38	$1.33	$1.36	$1.31	$1.19	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,938	42,319	48,141	55,451	63,550	66,495	76,905	95,000	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.46	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284,009	321,871	363,007	395,159	448,743	416,636	380,432	98,233	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.46	$1.40	$1.43	$1.38	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,352	8,425	11,325	12,393	17,092	20,325	28,510	43,525	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.28	$1.25	$1.27	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126,804	147,800	157,110	182,170	236,976	315,033	235,332	82,795	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11,178	14,197	16,266	19,251	23,130	30,768	33,844	38,588	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.10	$1.09	$1.09	$1.05	$1.09	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,062	1,219	969	823	728	1,316	1,006	184	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.17	$1.85	$1.76	$1.89	$1.92	$1.39	$1.27	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	388	318	346	228	272	178	96	18	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.04	$1.93	$1.56	$1.74	$1.73	$1.30	$1.16	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	355	324	315	238	215	165	74	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (02/13/2002)
Accumulation unit value at beginning of period	$2.94	$2.37	$2.65	$2.63	$1.97	$1.76	$1.86	$1.52	$1.12	$1.66
Accumulation unit value at end of period	$3.11	$2.94	$2.37	$2.65	$2.63	$1.97	$1.76	$1.86	$1.52	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	745	878	1,013	1,110	1,346	1,725	2,181	2,661	9,298	11,506

88	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,781	227	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19,202	4,033	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,799	3,724	—	—	—	—	—	—	—	—
Wanger International (02/13/2002)
Accumulation unit value at beginning of period	$3.37	$3.46	$3.50	$3.70	$3.06	$2.55	$3.02	$2.45	$1.66	$3.08
Accumulation unit value at end of period	$4.43	$3.37	$3.46	$3.50	$3.70	$3.06	$2.55	$3.02	$2.45	$1.66
Number of accumulation units outstanding at end of period (000 omitted)	1,316	1,545	1,784	2,115	2,380	2,671	3,403	4,188	7,020	8,509
Wanger USA (02/13/2002)
Accumulation unit value at beginning of period	$2.98	$2.66	$2.70	$2.61	$1.98	$1.67	$1.75	$1.43	$1.02	$1.71
Accumulation unit value at end of period	$3.53	$2.98	$2.66	$2.70	$2.61	$1.98	$1.67	$1.75	$1.43	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,967	2,385	2,789	3,101	3,704	4,290	5,535	7,116	11,266	14,444
Wells Fargo VT Index Asset Allocation Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.17	$2.04	$2.03	$1.74	$1.48	$1.32	$1.26	$1.12	$0.98	$1.40
Accumulation unit value at end of period	$2.40	$2.17	$2.04	$2.03	$1.74	$1.48	$1.32	$1.26	$1.12	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	333	371	407	424	445	523	603	776	1,012	1,711
Wells Fargo VT International Equity Fund – Class 2 (02/04/2004)
Accumulation unit value at beginning of period	$1.49	$1.46	$1.45	$1.55	$1.31	$1.17	$1.36	$1.18	$1.04	$1.80
Accumulation unit value at end of period	$1.83	$1.49	$1.46	$1.45	$1.55	$1.31	$1.17	$1.36	$1.18	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	797	819	970	969	1,078	1,221	1,411	1,780	8,152	2,508
Wells Fargo VT Opportunity Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.47	$2.23	$2.32	$2.13	$1.65	$1.45	$1.55	$1.27	$0.87	$1.47
Accumulation unit value at end of period	$2.94	$2.47	$2.23	$2.32	$2.13	$1.65	$1.45	$1.55	$1.27	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1,139	1,077	1,223	954	1,074	1,295	1,577	941	1,067	1,472
Wells Fargo VT Small Cap Growth Fund – Class 2 (02/13/2002)
Accumulation unit value at beginning of period	$2.43	$2.28	$2.38	$2.46	$1.65	$1.55	$1.65	$1.31	$0.87	$1.51
Accumulation unit value at end of period	$3.02	$2.43	$2.28	$2.38	$2.46	$1.65	$1.55	$1.65	$1.31	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	1,152	1,098	1,391	951	1,040	1,006	1,106	1,331	1,388	1,360
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.99	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.04	$0.91	$0.99	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	493	345	383	293	47	—	—	—	—	—

Variable account charges of 1.25% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.10	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.07	$1.10	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	28	81	56	48	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.33	$1.29	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36
Accumulation unit value at end of period	$1.78	$1.32	$1.35	$1.33	$1.29	$1.06	$0.95	$1.25	$1.07	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	46	17	16	18	37	42	48	56	84	38
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.64	$1.64	$1.52	$1.14	$0.99	$0.94	$0.84	$0.71	$1.21
Accumulation unit value at end of period	$2.11	$1.80	$1.64	$1.64	$1.52	$1.14	$0.99	$0.94	$0.84	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	100	153	166	200	202	247	277	181	220	213
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.81	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29
Accumulation unit value at end of period	$1.00	$0.81	$0.83	$0.82	$0.89	$0.73	$0.65	$0.81	$0.79	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	709	635	697	817	857	911	1,158	1,366	2,588	5,358
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.97	$1.95	$1.78	$1.59	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23
Accumulation unit value at end of period	$2.57	$1.97	$1.95	$1.78	$1.59	$1.17	$1.02	$1.07	$0.99	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	108	202	204	75	70	39	17	20	9	12

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	89

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$0.72	$1.17	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	374	312	297	213	65	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.44	$2.01	$2.07	$1.80	$1.41	$1.23	$1.25	$1.07	$0.83	$1.11
Accumulation unit value at end of period	$2.69	$2.44	$2.01	$2.07	$1.80	$1.41	$1.23	$1.25	$1.07	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	277	276	265	311	302	323	327	359	844	1,325
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.87	$1.78	$1.64	$1.21	$1.08	$1.09	$0.95	$0.71	$1.24
Accumulation unit value at end of period	$2.51	$1.92	$1.87	$1.78	$1.64	$1.21	$1.08	$1.09	$0.95	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	182	145	135	124	105	96	96	90	96	60
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.90	$1.60	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.78	$1.09
Accumulation unit value at end of period	$2.04	$1.90	$1.60	$1.69	$1.52	$1.17	$1.03	$1.04	$0.93	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	658	735	784	875	941	1,133	1,106	984	753	477
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	271	247	307	367	268	31	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59	$1.02
Accumulation unit value at end of period	$2.21	$1.80	$1.73	$1.83	$1.78	$1.22	$1.04	$1.04	$0.84	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	75	76	48	71	69	46	47	46	51	16
Columbia Variable Portfolio – Balanced Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$2.79	$2.65	$2.64	$2.43	$2.02	$1.79	$1.77	$1.60	$1.30	$1.88
Accumulation unit value at end of period	$3.15	$2.79	$2.65	$2.64	$2.43	$2.02	$1.79	$1.77	$1.60	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	20,765	22,904	24,698	26,658	29,047	31,868	35,492	41,584	50,261	63,701
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.60	$1.59	$1.46	$1.22	$1.08	$1.07	$0.96	$0.78	$1.13
Accumulation unit value at end of period	$1.90	$1.68	$1.60	$1.59	$1.46	$1.22	$1.08	$1.07	$0.96	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,218	2,295	1,730	1,332	1,286	912	953	983	874	134
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	25	3	7	4	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.37	$1.35	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.76	$1.46	$1.37	$1.35	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	158	50	25	3	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$2.09	$2.11	$1.85	$1.40	$1.25	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.73	$2.23	$2.09	$2.11	$1.85	$1.40	$1.25	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$2.36	$2.21	$2.22	$1.95	$1.48	$1.31	$1.27	$1.09	$0.89	$1.56
Accumulation unit value at end of period	$2.89	$2.36	$2.21	$2.22	$1.95	$1.48	$1.31	$1.27	$1.09	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	47,017	51,879	57,779	63,628	70,870	79,845	91,927	109,733	134,225	171,961
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.66	$1.67	$1.46	$1.11	$0.99	$0.95	$0.82	$0.67	$1.17
Accumulation unit value at end of period	$2.17	$1.77	$1.66	$1.67	$1.46	$1.11	$0.99	$0.95	$0.82	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	265	267	302	262	253	251	209	162	160	123
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.86	$0.90	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	9	30	38	28	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.09	$1.85	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	2	2	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	$1.00	—
Accumulation unit value at end of period	$2.78	$2.46	$2.19	$2.29	$2.11	$1.68	$1.49	$1.59	$1.38	—
Number of accumulation units outstanding at end of period (000 omitted)	22,876	26,192	29,749	34,044	38,256	43,172	51,706	62,741	77,782	—

90	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.41	$1.47	$1.36	$1.08	$0.96	$1.03	$0.89	$0.71	$1.20
Accumulation unit value at end of period	$1.79	$1.58	$1.41	$1.47	$1.36	$1.08	$0.96	$1.03	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	1,611	1,749	1,706	1,947	2,125	2,176	2,480	2,761	11,781	9,201
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.97	$0.88	$0.90	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	144	45	49	48	18	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.42	$0.98	$0.95	$1.05	$1.09	$1.13	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	25	25	22	18	16	8	2	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (02/13/2009)
Accumulation unit value at beginning of period	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	$1.00	—
Accumulation unit value at end of period	$2.52	$1.73	$1.67	$1.86	$1.93	$1.99	$1.67	$2.14	$1.81	—
Number of accumulation units outstanding at end of period (000 omitted)	13,424	14,827	16,853	18,992	21,919	25,559	31,273	39,511	47,142	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.48	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84	$1.83
Accumulation unit value at end of period	$2.00	$1.38	$1.33	$1.48	$1.53	$1.58	$1.33	$1.70	$1.44	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	594	568	582	601	628	662	686	847	1,478	2,146
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.94	$1.02	$1.03	$1.13	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.92	$0.94	$1.02	$1.03	$1.13	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	17	17	17	—	—	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$1.66	$1.70	$1.84	$1.84	$2.02	$1.93	$1.86	$1.77	$1.61	$1.63
Accumulation unit value at end of period	$1.73	$1.66	$1.70	$1.84	$1.84	$2.02	$1.93	$1.86	$1.77	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	4,443	5,404	6,289	7,556	9,073	11,594	13,207	15,395	18,436	24,387
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.26	$1.26	$1.38	$1.32	$1.27	$1.21	$1.10	$1.12
Accumulation unit value at end of period	$1.19	$1.13	$1.16	$1.26	$1.26	$1.38	$1.32	$1.27	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	376	436	489	580	711	1,175	1,327	1,441	7,312	6,376
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.95	$0.96	$0.97	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.93	$0.95	$0.96	$0.97	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	35	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.20	$1.22	$1.23	$1.25	$1.26	$1.28	$1.30	$1.31	$1.33	$1.31
Accumulation unit value at end of period	$1.19	$1.20	$1.22	$1.23	$1.25	$1.26	$1.28	$1.30	$1.31	$1.33
Number of accumulation units outstanding at end of period (000 omitted)	12,317	13,796	15,373	17,745	21,182	25,726	33,543	17,657	26,429	52,399
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.98	$0.99	$1.00	$1.01	$1.03	$1.04	$1.05	$1.06	$1.05
Accumulation unit value at end of period	$0.96	$0.96	$0.98	$0.99	$1.00	$1.01	$1.03	$1.04	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,981	2,566	2,643	2,894	3,509	4,019	4,601	4,655	7,805	12,817
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.34	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.55	$1.47	$1.34	$1.37	$1.34	$1.28	$1.12	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	23	23	24	28	28	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (05/01/1996)
Accumulation unit value at beginning of period	$2.67	$2.42	$2.48	$2.42	$2.31	$2.02	$1.94	$1.72	$1.13	$1.53
Accumulation unit value at end of period	$2.81	$2.67	$2.42	$2.48	$2.42	$2.31	$2.02	$1.94	$1.72	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	9,604	11,206	12,793	15,173	17,663	20,820	23,616	27,791	34,092	42,231
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.71	$1.75	$1.71	$1.63	$1.43	$1.37	$1.21	$0.80	$1.08
Accumulation unit value at end of period	$1.98	$1.88	$1.71	$1.75	$1.71	$1.63	$1.43	$1.37	$1.21	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	470	567	598	628	622	847	822	741	732	714
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.44	$1.32	$1.35	$1.32	$1.27	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	580	623	684	28	23	—	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.68	$1.72	$1.68	$1.62	$1.43	$1.36	$1.22	$0.87	$1.08
Accumulation unit value at end of period	$1.94	$1.84	$1.68	$1.72	$1.68	$1.62	$1.43	$1.36	$1.22	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	653	767	399	464	532	750	713	895	7,104	3,302

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	91

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.16	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	179	92	118	145	172	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.94	$1.88	$1.90	$1.82	$1.89	$1.78	$1.69	$1.58	$1.40	$1.51
Accumulation unit value at end of period	$1.98	$1.94	$1.88	$1.90	$1.82	$1.89	$1.78	$1.69	$1.58	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	15,532	17,808	20,652	24,259	29,291	39,761	43,797	52,791	62,551	74,132
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09
Accumulation unit value at end of period	$1.43	$1.40	$1.35	$1.37	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	1,030	1,259	1,483	1,578	1,936	3,269	3,034	3,814	21,366	18,072
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.12	$1.97	$1.75	$1.37	$1.15	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.67	$2.12	$2.12	$1.97	$1.75	$1.37	$1.15	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	11	11	6	6	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.76	$1.63	$1.45	$1.13	$0.95	$0.99	$0.86	$0.63	$1.15
Accumulation unit value at end of period	$2.22	$1.76	$1.76	$1.63	$1.45	$1.13	$0.95	$0.99	$0.86	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	208	221	250	190	183	221	250	311	255	110
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.89	$1.72	$1.73	$1.54	$1.19	$1.04	$1.04	$0.91	$0.74	$1.18
Accumulation unit value at end of period	$2.27	$1.89	$1.72	$1.73	$1.54	$1.19	$1.04	$1.04	$0.91	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	661	497	409	329	302	406	438	441	294	214
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.06	$1.02	$1.06	$1.07	$1.07	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	218	110	58	5	5	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$0.99	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.99	$0.97	$0.99	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	94	149	190	187	27	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.66	$1.59	$1.51	$1.17	$1.06	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.03	$1.67	$1.66	$1.59	$1.51	$1.17	$1.06	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	15	15	15	15	14	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (03/17/2006)
Accumulation unit value at beginning of period	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59	$1.08
Accumulation unit value at end of period	$1.90	$1.57	$1.55	$1.49	$1.41	$1.09	$0.99	$1.18	$0.95	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	13,913	15,352	17,356	18,998	21,172	23,576	27,721	31,578	36,757	43,647
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.70	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18
Accumulation unit value at end of period	$2.08	$1.72	$1.70	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	43	45	37	44	48	106	118	127	95	46
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.88	$2.00	$1.81	$1.33	$1.14	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.36	$2.11	$1.88	$2.00	$1.81	$1.33	$1.14	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.62	$1.73	$1.56	$1.15	$0.98	$1.09	$0.90	$0.64	$1.19
Accumulation unit value at end of period	$2.05	$1.83	$1.62	$1.73	$1.56	$1.15	$0.98	$1.09	$0.90	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	165	179	190	232	256	297	403	460	951	1,356
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.57	$1.25	$1.35	$1.30	$1.44	$1.20	$1.03	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	1	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (03/05/1996)
Accumulation unit value at beginning of period	$1.47	$1.59	$1.53	$1.70	$1.41	$1.21	$1.40	$1.24	$0.99	$1.68
Accumulation unit value at end of period	$1.86	$1.47	$1.59	$1.53	$1.70	$1.41	$1.21	$1.40	$1.24	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	15,068	16,695	19,593	21,089	23,789	26,997	33,208	41,245	51,869	68,928
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.15	$1.24	$1.19	$1.32	$1.10	$0.94	$1.09	$0.97	$0.77	$1.31
Accumulation unit value at end of period	$1.44	$1.15	$1.24	$1.19	$1.32	$1.10	$0.94	$1.09	$0.97	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	521	546	112	104	136	200	273	313	271	145

92	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.25	$1.90	$2.03	$1.85	$1.36	$1.17	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.68	$2.25	$1.90	$2.03	$1.85	$1.36	$1.17	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	5	—	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.61	$1.72	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14
Accumulation unit value at end of period	$2.28	$1.91	$1.61	$1.72	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	46	60	59	75	90	127	81	89	53	5
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.19	$1.95	$2.04	$1.95	$1.33	$1.15	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.42	$2.19	$1.95	$2.04	$1.95	$1.33	$1.15	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.67	$1.75	$1.67	$1.14	$0.98	$1.09	$0.87	$0.63	$1.04
Accumulation unit value at end of period	$2.09	$1.88	$1.67	$1.75	$1.67	$1.14	$0.98	$1.09	$0.87	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	79	77	68	61	65	54	59	82	83	22
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	$1.06	$1.03	$1.05	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	29	64	64	59	59	41	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.25	$2.07	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	12	10	8	6	4	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	18	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.11	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03	$1.07
Accumulation unit value at end of period	$1.15	$1.12	$1.11	$1.11	$1.06	$1.10	$1.09	$1.09	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	302	843	865	678	1,029	1,516	1,823	2,648	2,470	1,011
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.05	$0.91	$0.77	$1.18
Accumulation unit value at end of period	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.05	$0.91	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	252	282	327	379	504	498	583	663	769	609
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.10	$1.05	$1.10	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.15	$1.11	$1.09	$1.10	$1.05	$1.10	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.10	$1.12	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$1.10	$1.12	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	199	486	531	171	135	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.15	$1.07	$1.15	$1.10	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.21	$1.19	$1.11	$1.15	$1.07	$1.15	$1.10	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	13	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09	$1.10
Accumulation unit value at end of period	$1.41	$1.39	$1.30	$1.34	$1.25	$1.34	$1.28	$1.18	$1.15	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	478	511	558	613	683	1,029	1,099	1,299	9,808	3,985
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.53	$1.57	$1.39	$1.37	$1.07	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.58	$1.53	$1.57	$1.39	$1.37	$1.07	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.41	$1.49	$1.23	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.75	$1.34	$1.37	$1.41	$1.49	$1.23	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	3	3	—	—	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.40	$1.13	$1.06	$1.16	$1.28	$1.08	$0.94	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	7	15	15	15	15	7	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	93

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.20	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	45	28	28	30	31	34	—	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.03	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.01	$0.98	$1.03	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	56	23	13	12	18	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.39	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,124	1,251	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.81	$2.14	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.07	$1.98	$1.82	$1.36	$1.21	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.58	$1.99	$2.07	$1.98	$1.82	$1.36	$1.21	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.14	$1.81	$1.67	$1.69	$1.53	$1.21	$1.11	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14
Accumulation unit value at end of period	$1.84	$1.55	$1.43	$1.44	$1.31	$1.03	$0.94	$0.99	$0.90	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	123	131	161	169	177	173	218	345	7,802	4,317
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00	—	—
Accumulation unit value at end of period	$2.41	$2.08	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	1	1	1	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.89	$1.80	$1.70	$1.31	$1.19	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.51	$1.92	$1.89	$1.80	$1.70	$1.31	$1.19	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.35	$1.41	$1.42	$1.21	$1.06	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.61	$1.29	$1.35	$1.41	$1.42	$1.21	$1.06	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.29	$1.32	$1.43	$1.20	$1.01	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.23	$1.29	$1.32	$1.43	$1.20	$1.01	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.66	$1.83	$1.70	$1.34	$1.20	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.14	$1.87	$1.66	$1.83	$1.70	$1.34	$1.20	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	14	14	14	14	—	—	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.03	$1.05	$1.01	$1.05	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	2	2	2	—	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.28	$1.91	$1.94	$1.75	$1.31	$1.13	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.60	$2.28	$1.91	$1.94	$1.75	$1.31	$1.13	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	8	13	9	9	10	4	—	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$2.19	$1.84	$1.86	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15
Accumulation unit value at end of period	$2.50	$2.19	$1.84	$1.86	$1.68	$1.25	$1.08	$1.17	$0.97	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	132	134	138	80	80	62	74	61	32	32
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.99	$1.00	$1.02	$1.01	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.98	$0.98	$0.99	$1.00	$1.02	$1.01	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	96	159	31	15	—	—	—	—	—	—

94	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.78	$1.86	$1.73	$1.37	$1.20	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.21	$1.82	$1.78	$1.86	$1.73	$1.37	$1.20	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	17	17	17	19	6	2	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166	179	187	189	143	24	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.18	$1.23	$1.06	$0.87	$1.04	$0.96	$0.78	$1.36
Accumulation unit value at end of period	$1.37	$1.09	$1.17	$1.18	$1.23	$1.06	$0.87	$1.04	$0.96	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	129	166	187	214	274	236	280	311	312	230
Eaton Vance VT Floating-Rate Income Fund – Initial Class (06/26/2006)
Accumulation unit value at beginning of period	$1.31	$1.22	$1.24	$1.25	$1.22	$1.15	$1.14	$1.05	$0.74	$1.03
Accumulation unit value at end of period	$1.34	$1.31	$1.22	$1.24	$1.25	$1.22	$1.15	$1.14	$1.05	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	1,315	1,474	1,719	1,905	2,312	1,779	2,005	1,589	5,344	4,095
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.73	$1.74	$1.58	$1.22	$1.07	$1.11	$0.96	$0.72	$1.27
Accumulation unit value at end of period	$2.21	$1.84	$1.73	$1.74	$1.58	$1.22	$1.07	$1.11	$0.96	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	2,805	2,773	2,874	2,898	3,127	2,960	2,966	3,081	4,468	6,247
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.95	$1.76	$1.81	$1.73	$1.29	$1.14	$1.30	$1.02	$0.74	$1.24
Accumulation unit value at end of period	$2.32	$1.95	$1.76	$1.81	$1.73	$1.29	$1.14	$1.30	$1.02	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	1,125	1,239	1,339	1,457	1,636	1,733	1,819	2,025	3,636	4,270
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.19	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34
Accumulation unit value at end of period	$1.43	$1.11	$1.19	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	274	345	373	289	300	301	320	390	449	372
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$0.97	$1.00	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,571	1,054	506	549	206	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$0.89	$0.88	$0.70	$0.75	$0.63	$0.53	$0.94
Accumulation unit value at end of period	$1.09	$1.00	$1.00	$1.01	$0.89	$0.88	$0.70	$0.75	$0.63	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	303	479	559	563	614	557	568	694	600	374
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.24	$1.14	$1.01	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	313	274	210	441	35	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.38	$1.47	$1.39	$1.10	$0.97	$1.00	$0.91	$0.73	$1.17
Accumulation unit value at end of period	$1.69	$1.58	$1.38	$1.47	$1.39	$1.10	$0.97	$1.00	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	571	566	673	727	817	855	946	1,026	936	862
Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.97	$1.53	$1.67	$1.68	$1.25	$1.07	$1.13	$0.89	$0.70	$1.05
Accumulation unit value at end of period	$2.15	$1.97	$1.53	$1.67	$1.68	$1.25	$1.07	$1.13	$0.89	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	174	175	188	232	247	259	295	341	328	274
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.90	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	28	—	3	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09
Accumulation unit value at end of period	$2.18	$1.78	$1.63	$1.65	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	238	258	284	331	374	351	304	348	278	233
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	89	106	94	88	88	88	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.97	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.06	$0.97	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	237	206	239	223	184	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	95

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.52	$1.64	$1.53	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09
Accumulation unit value at end of period	$2.04	$1.76	$1.52	$1.64	$1.53	$1.14	$0.97	$1.00	$0.88	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	359	430	461	527	593	614	703	826	3,240	3,645
Invesco V.I. Core Equity Fund, Series I Shares (03/05/1996)
Accumulation unit value at beginning of period	$3.06	$2.81	$3.02	$2.83	$2.22	$1.97	$2.00	$1.85	$1.46	$2.11
Accumulation unit value at end of period	$3.42	$3.06	$2.81	$3.02	$2.83	$2.22	$1.97	$2.00	$1.85	$1.46
Number of accumulation units outstanding at end of period (000 omitted)	22,879	25,749	28,818	32,557	36,480	41,628	49,041	58,751	72,541	92,625
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$1.87	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260	294	228	99	85	92	68	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.93	$2.21	$2.18	$1.85	$1.33	$1.12	$1.09	$1.06	$0.84	$1.19
Accumulation unit value at end of period	$2.20	$1.93	$2.21	$2.18	$1.85	$1.33	$1.12	$1.09	$1.06	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	175	183	191	131	115	85	97	39	42	21
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.41	$1.47	$1.49	$1.27	$1.11	$1.21	$1.09	$0.82	$1.39
Accumulation unit value at end of period	$1.68	$1.39	$1.41	$1.47	$1.49	$1.27	$1.11	$1.21	$1.09	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	325	335	381	359	344	313	319	368	3,232	2,467
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.39	$1.40	$1.40	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.39	$1.40	$1.40	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97	108	102	67	65	63	—	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.02	$1.12	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.98	$1.02	$1.12	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	100	160	214	436	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.00	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	678	515	154	61	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.20	$1.17	$1.04	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.17	$1.15	$1.20	$1.17	$1.04	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	9	43	30	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.92	$1.52	$1.54	$1.48	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	206	234	247	220	240	320	359	477	8,361	5,624
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.14	$1.12	$1.14	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	132	150	408	267	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	477	606	718	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.02	$1.84	$2.19	$1.97	$1.66	$1.48	$1.41	$1.26	$0.96	$1.56
Accumulation unit value at end of period	$2.29	$2.02	$1.84	$2.19	$1.97	$1.66	$1.48	$1.41	$1.26	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	533	465	405	487	504	486	531	519	499	436
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.36	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16
Accumulation unit value at end of period	$1.50	$1.38	$1.36	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	251	256	266	279	306	312	356	436	1,306	1,624
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.73	$1.87	$1.86	$1.37	$1.28	$1.39	$1.07	$0.69	$1.31
Accumulation unit value at end of period	$2.14	$1.56	$1.73	$1.87	$1.86	$1.37	$1.28	$1.39	$1.07	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	252	254	234	241	229	221	205	188	206	163
Neuberger Berman AMT International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.14	$1.19	$1.02	$0.88	$1.01	$0.84	$0.63	$1.19
Accumulation unit value at end of period	$1.39	$1.11	$1.14	$1.14	$1.19	$1.02	$0.88	$1.01	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	110	86	85	97	94	104	91	109	1,622	1,455

96	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.72	$1.75	$1.61	$1.19	$1.08	$1.13	$0.93	$0.72	$1.21
Accumulation unit value at end of period	$2.17	$1.86	$1.72	$1.75	$1.61	$1.19	$1.08	$1.13	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	77	94	107	104	130	118	128	113	71	70
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.91	$0.92	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.58	$1.54	$1.53	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22
Accumulation unit value at end of period	$2.10	$1.56	$1.58	$1.54	$1.53	$1.22	$1.02	$1.13	$0.99	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	680	802	801	756	828	838	847	807	631	521
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.46	$1.39	$1.44	$1.43	$1.45	$1.30	$1.31	$1.15	$0.99	$1.17
Accumulation unit value at end of period	$1.53	$1.46	$1.39	$1.44	$1.43	$1.45	$1.30	$1.31	$1.15	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,416	1,653	1,859	2,144	3,076	3,703	4,013	4,615	13,258	11,659
Oppenheimer Main Street Fund®/VA, Service Shares (04/28/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.99	$1.71	$1.85	$1.68	$1.21	$1.04	$1.08	$0.89	$0.66	$1.07
Accumulation unit value at end of period	$2.24	$1.99	$1.71	$1.85	$1.68	$1.21	$1.04	$1.08	$0.89	$0.66
Number of accumulation units outstanding at end of period (000 omitted)	209	277	336	337	336	340	352	430	378	262
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.42	$1.43	$1.45	$1.28	$1.27	$1.14	$0.95	$1.14
Accumulation unit value at end of period	$1.59	$1.42	$1.27	$1.42	$1.43	$1.45	$1.28	$1.27	$1.14	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	718	726	913	1,683	2,030	2,306	2,096	1,585	5,695	5,995
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	2	2	2	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.99	$0.98	$0.99	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	26	26	18	9	—	—	—	—	—
Putnam VT Sustainable Leaders Fund – Class IA Shares (03/05/1996)
Accumulation unit value at beginning of period	$2.54	$2.38	$2.41	$2.15	$1.59	$1.37	$1.46	$1.24	$0.94	$1.56
Accumulation unit value at end of period	$3.25	$2.54	$2.38	$2.41	$2.15	$1.59	$1.37	$1.46	$1.24	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	20,744	22,792	25,133	27,826	30,597	34,299	39,973	47,515	57,178	71,705
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.94	$0.93	$0.98	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	215	254	282	225	135	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.53	$0.71	$0.76	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.86	$0.78	$0.53	$0.71	$0.76	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	78	67	25	5	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.80	$1.53	$1.47	$1.49	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,825	1,783	1,797	1,578	1,962	1,512	1,375	203	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.80	$1.54	$1.47	$1.50	$1.44	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,850	4,142	4,286	4,659	4,445	4,233	4,638	4,914	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,614	3,291	3,828	3,847	3,852	4,741	3,692	1,762	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.17	$1.18	$1.15	$1.13	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,125	6,697	7,405	8,911	11,518	19,722	19,589	23,879	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	97

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	37	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.03	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.03	$1.01	$1.03	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	75	1	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	31	—	204	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.07	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.04	$1.02	$1.07	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	167	108	160	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (11/18/2013)
Accumulation unit value at beginning of period	$1.04	$1.02	$1.06	$1.02	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.04	$1.02	$1.06	$1.02	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	444	272	125	91	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,990	15,131	15,649	17,400	18,017	15,675	14,804	7,564	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.37	$1.33	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20,849	25,392	28,829	31,949	37,695	40,536	45,364	50,299	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,268	7,740	8,379	8,171	8,503	7,743	7,528	3,727	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.67	$1.45	$1.40	$1.43	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16,507	17,667	19,413	20,043	19,987	19,791	22,032	24,539	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,656	5,138	5,279	6,166	6,354	7,326	6,257	1,853	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.28	$1.25	$1.27	$1.22	$1.16	$1.08	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,409	10,952	13,639	16,144	18,523	22,396	24,570	26,919	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.12	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.76	$1.88	$1.91	$1.39	$1.26	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.16	$1.85	$1.76	$1.88	$1.91	$1.39	$1.26	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.55	$1.74	$1.73	$1.30	$1.16	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.03	$1.92	$1.55	$1.74	$1.73	$1.30	$1.16	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	4	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.50	$1.68	$1.66	$1.25	$1.11	$1.18	$0.96	$0.71	$1.05
Accumulation unit value at end of period	$1.97	$1.86	$1.50	$1.68	$1.66	$1.25	$1.11	$1.18	$0.96	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	126	138	122	141	197	230	322	442	4,674	3,930

98	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.25% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.59	$1.61	$1.71	$1.41	$1.18	$1.39	$1.13	$0.76	$1.42
Accumulation unit value at end of period	$2.04	$1.55	$1.59	$1.61	$1.71	$1.41	$1.18	$1.39	$1.13	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	584	663	688	663	698	717	782	886	2,664	1,819
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.95	$1.73	$1.77	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12
Accumulation unit value at end of period	$2.30	$1.95	$1.73	$1.77	$1.71	$1.29	$1.09	$1.14	$0.94	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	563	603	632	696	834	881	928	987	2,463	2,064
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.07	$1.07	$1.14	$0.97	$0.86	$1.00	$0.87	$0.77	$1.33
Accumulation unit value at end of period	$1.35	$1.10	$1.07	$1.07	$1.14	$0.97	$0.86	$1.00	$0.87	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	289	217	281	252	204	195	219	250	4,686	97
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.97	$1.77	$1.85	$1.70	$1.32	$1.15	$1.24	$1.01	$0.69	$1.17
Accumulation unit value at end of period	$2.34	$1.97	$1.77	$1.85	$1.70	$1.32	$1.15	$1.24	$1.01	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	103	113	127	141	185	226	291	83	61	40
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.07	$1.94	$2.02	$2.09	$1.41	$1.32	$1.40	$1.12	$0.74	$1.28
Accumulation unit value at end of period	$2.57	$2.07	$1.94	$2.02	$2.09	$1.41	$1.32	$1.40	$1.12	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	137	163	178	208	253	295	313	351	260	183
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.98	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$0.91	$0.98	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	180	71	12	32	8	—	—	—	—	—

Variable account charges of 1.30% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.09	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.07	$1.09	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,259	815	1,024	598	412	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.32	$1.34	$1.33	$1.28	$1.06	$0.95	$1.25	$1.07	$0.71	$1.36
Accumulation unit value at end of period	$1.77	$1.32	$1.34	$1.33	$1.28	$1.06	$0.95	$1.25	$1.07	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	122	131	174	194	213	214	293	443	419	280
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71	$1.21
Accumulation unit value at end of period	$2.09	$1.79	$1.63	$1.63	$1.51	$1.14	$0.98	$0.94	$0.84	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	263	353	421	461	512	480	431	492	733	800
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.81	$0.82	$0.82	$0.88	$0.73	$0.65	$0.81	$0.79	$0.60	$1.29
Accumulation unit value at end of period	$1.00	$0.81	$0.82	$0.82	$0.88	$0.73	$0.65	$0.81	$0.79	$0.60
Number of accumulation units outstanding at end of period (000 omitted)	2,511	2,895	2,994	3,285	3,513	3,914	4,688	5,887	17,833	45,368
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.96	$1.94	$1.78	$1.58	$1.17	$1.02	$1.07	$0.99	$0.73	$1.23
Accumulation unit value at end of period	$2.55	$1.96	$1.94	$1.78	$1.58	$1.17	$1.02	$1.07	$0.99	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	1,412	1,489	1,486	1,000	814	630	485	344	242	206
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$0.72	$1.17	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,684	2,792	2,313	1,891	742	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	99

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.43	$2.00	$2.06	$1.80	$1.40	$1.22	$1.25	$1.06	$0.83	$1.11
Accumulation unit value at end of period	$2.67	$2.43	$2.00	$2.06	$1.80	$1.40	$1.22	$1.25	$1.06	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	965	1,000	930	986	1,059	1,168	1,278	1,384	6,247	11,348
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.86	$1.77	$1.64	$1.21	$1.08	$1.08	$0.95	$0.71	$1.24
Accumulation unit value at end of period	$2.49	$1.91	$1.86	$1.77	$1.64	$1.21	$1.08	$1.08	$0.95	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	176	169	168	226	233	312	337	421	482	466
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.89	$1.59	$1.68	$1.51	$1.16	$1.03	$1.03	$0.93	$0.78	$1.08
Accumulation unit value at end of period	$2.03	$1.89	$1.59	$1.68	$1.51	$1.16	$1.03	$1.03	$0.93	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	3,434	3,493	3,401	3,354	3,201	3,226	2,947	2,972	3,160	2,591
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.17	$1.16	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.17	$1.14	$1.17	$1.16	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,420	4,445	3,549	2,594	2,067	295	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59	$1.01
Accumulation unit value at end of period	$2.20	$1.79	$1.72	$1.82	$1.77	$1.22	$1.04	$1.03	$0.84	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	294	375	392	540	640	444	337	376	292	292
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.67	$1.59	$1.58	$1.46	$1.21	$1.08	$1.07	$0.96	$0.78	$1.13
Accumulation unit value at end of period	$1.89	$1.67	$1.59	$1.58	$1.46	$1.21	$1.08	$1.07	$0.96	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	12,961	11,038	7,831	4,461	3,300	1,982	2,107	2,324	2,917	622
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	440	419	135	20	21	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.37	$1.35	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.75	$1.46	$1.37	$1.35	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,209	1,974	1,507	867	406	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.72	$2.22	$2.09	$2.10	$1.85	$1.40	$1.25	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	858	831	955	466	300	62	1	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.65	$1.66	$1.46	$1.11	$0.98	$0.95	$0.82	$0.67	$1.17
Accumulation unit value at end of period	$2.16	$1.76	$1.65	$1.66	$1.46	$1.11	$0.98	$0.95	$0.82	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	434	528	653	452	325	423	340	256	304	444
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.90	$0.92	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.86	$0.90	$0.92	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	670	809	661	347	407	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.08	$1.84	$1.65	$1.72	$1.59	$1.27	$1.13	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,853	2,633	1,877	1,567	1,365	456	88	12	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.58	$1.41	$1.46	$1.35	$1.08	$0.96	$1.02	$0.89	$0.71	$1.20
Accumulation unit value at end of period	$1.78	$1.58	$1.41	$1.46	$1.35	$1.08	$0.96	$1.02	$0.89	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	3,692	4,268	4,803	5,900	6,330	6,495	7,829	9,754	98,890	78,564
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	742	406	412	399	139	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.41	$0.98	$0.94	$1.05	$1.09	$1.13	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,387	2,038	2,041	1,348	1,157	788	256	111	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.47	$1.53	$1.57	$1.32	$1.70	$1.44	$0.84	$1.83
Accumulation unit value at end of period	$1.99	$1.37	$1.32	$1.47	$1.53	$1.57	$1.32	$1.70	$1.44	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	1,327	1,441	1,555	1,798	1,981	2,151	2,465	3,314	10,719	21,216

100	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.96	$0.92	$0.94	$1.02	$1.02	$1.12	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	886	981	1,064	991	762	474	133	119	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.25	$1.26	$1.38	$1.31	$1.27	$1.21	$1.10	$1.12
Accumulation unit value at end of period	$1.18	$1.13	$1.16	$1.25	$1.26	$1.38	$1.31	$1.27	$1.21	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,522	1,765	2,159	2,639	3,322	4,691	5,320	6,376	53,805	47,521
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.92	$0.93	$0.94	$0.96	$0.97	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,709	3,776	2,179	2,985	1,680	811	166	397	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06	$1.05
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$1.00	$1.01	$1.02	$1.04	$1.05	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,507	1,950	2,535	2,203	3,150	3,834	4,783	8,312	14,792	30,883
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.47	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,154	2,120	1,990	2,294	2,077	1,312	219	41	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.70	$1.74	$1.70	$1.63	$1.42	$1.36	$1.21	$0.80	$1.08
Accumulation unit value at end of period	$1.97	$1.87	$1.70	$1.74	$1.70	$1.63	$1.42	$1.36	$1.21	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	1,782	1,953	2,122	2,643	2,887	3,491	3,685	4,147	4,227	2,938
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,392	1,365	2,935	3,208	3,341	426	105	26	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.67	$1.71	$1.67	$1.61	$1.42	$1.36	$1.22	$0.87	$1.08
Accumulation unit value at end of period	$1.92	$1.83	$1.67	$1.71	$1.67	$1.61	$1.42	$1.36	$1.22	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	2,379	2,759	2,039	2,291	2,726	3,545	3,834	4,656	62,856	31,638
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.12	$1.13	$1.09	$1.13	$1.07	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,958	3,257	2,640	3,031	3,775	4,315	671	239	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.35	$1.36	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01	$1.09
Accumulation unit value at end of period	$1.42	$1.39	$1.35	$1.36	$1.31	$1.36	$1.28	$1.22	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4,255	4,677	5,083	5,830	7,338	12,205	12,964	15,943	167,503	147,502
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.66	$2.11	$2.11	$1.97	$1.75	$1.36	$1.15	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,525	1,151	1,094	536	405	96	45	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.75	$1.62	$1.44	$1.12	$0.95	$0.99	$0.86	$0.63	$1.15
Accumulation unit value at end of period	$2.20	$1.75	$1.75	$1.62	$1.44	$1.12	$0.95	$0.99	$0.86	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	334	356	489	307	340	357	332	442	473	586
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.71	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73	$1.18
Accumulation unit value at end of period	$2.25	$1.88	$1.71	$1.72	$1.54	$1.18	$1.04	$1.03	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	8,997	6,483	4,885	3,201	2,371	1,317	1,085	1,006	911	1,062
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.05	$1.01	$1.05	$1.06	$1.07	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,491	1,348	741	790	859	471	294	154	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$0.99	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.08	$0.99	$0.97	$0.99	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	489	778	462	66	8	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.02	$1.67	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	554	441	582	276	214	73	60	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	101

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.71	$1.69	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64	$1.18
Accumulation unit value at end of period	$2.07	$1.71	$1.69	$1.63	$1.54	$1.19	$1.08	$1.29	$1.04	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	233	264	318	287	320	335	469	651	529	153
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.35	$2.10	$1.87	$2.00	$1.80	$1.33	$1.14	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	799	767	734	682	453	113	62	1	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.61	$1.72	$1.55	$1.14	$0.98	$1.08	$0.90	$0.64	$1.19
Accumulation unit value at end of period	$2.03	$1.82	$1.61	$1.72	$1.55	$1.14	$0.98	$1.08	$0.90	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	873	1,086	1,226	1,501	1,702	1,798	2,073	2,723	6,758	12,410
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.56	$1.24	$1.34	$1.30	$1.44	$1.19	$1.03	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,308	1,254	443	229	238	197	165	84	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.14	$1.23	$1.19	$1.32	$1.09	$0.94	$1.09	$0.97	$0.77	$1.31
Accumulation unit value at end of period	$1.44	$1.14	$1.23	$1.19	$1.32	$1.09	$0.94	$1.09	$0.97	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	1,151	1,197	565	507	678	781	1,050	1,317	1,358	1,342
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.67	$2.24	$1.90	$2.03	$1.85	$1.36	$1.16	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	390	545	582	450	171	65	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.90	$1.61	$1.71	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68	$1.14
Accumulation unit value at end of period	$2.27	$1.90	$1.61	$1.71	$1.56	$1.15	$0.98	$1.01	$0.85	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	307	318	415	543	606	354	337	384	274	159
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.41	$2.18	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	506	473	478	359	247	70	21	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.67	$1.74	$1.67	$1.14	$0.98	$1.08	$0.87	$0.63	$1.04
Accumulation unit value at end of period	$2.07	$1.87	$1.67	$1.74	$1.67	$1.14	$0.98	$1.08	$0.87	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	417	420	483	546	582	444	404	366	285	123
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.10	$1.02	$1.05	$1.03	$1.04	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,606	3,744	2,656	2,116	2,098	1,556	296	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.24	$2.06	$1.78	$1.93	$1.90	$1.43	$1.21	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	652	714	642	673	529	387	99	9	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.04	$1.02	$1.01	$1.01	$0.97	$1.00	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,215	669	627	311	331	269	187	66	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.10	$1.06	$1.09	$1.09	$1.09	$1.07	$1.03	$1.07
Accumulation unit value at end of period	$1.14	$1.12	$1.10	$1.10	$1.06	$1.09	$1.09	$1.09	$1.07	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,178	1,530	2,031	2,404	2,847	4,567	5,602	6,485	6,519	5,026
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.04	$0.91	$0.77	$1.18
Accumulation unit value at end of period	$0.52	$0.52	$0.47	$0.63	$0.77	$0.87	$0.90	$1.04	$0.91	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	1,089	1,507	1,504	1,709	1,860	2,201	2,577	2,791	2,321	1,653
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,031	1,057	726	421	513	595	38	24	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.10	$1.12	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$1.10	$1.12	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	773	882	922	380	208	—	—	—	—	—

102	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	970	979	725	627	641	748	176	117	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.29	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.09	$1.10
Accumulation unit value at end of period	$1.40	$1.39	$1.29	$1.33	$1.24	$1.33	$1.28	$1.18	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	1,523	1,842	2,139	3,581	4,077	5,536	6,489	7,441	79,690	30,533
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.65	$1.58	$1.52	$1.56	$1.39	$1.37	$1.07	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,095	1,150	1,054	686	583	448	153	56	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.34	$1.36	$1.41	$1.48	$1.23	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,377	1,208	1,196	1,145	815	533	119	36	—	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.94	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,181	933	896	537	381	124	56	18	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.22	$1.20	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,003	2,601	2,169	2,225	1,859	759	232	55	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.03	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.01	$0.98	$1.03	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,006	333	146	49	8	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,432	2,923	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.79	$2.13	$2.05	$1.88	$1.70	$1.33	$1.18	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	619	382	246	211	222	248	33	40	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.57	$1.99	$2.07	$1.98	$1.82	$1.35	$1.21	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	234	217	189	144	128	210	56	2	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.14	$1.80	$1.67	$1.68	$1.53	$1.21	$1.11	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	481	464	386	234	223	135	68	53	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69	$1.14
Accumulation unit value at end of period	$1.83	$1.54	$1.43	$1.44	$1.30	$1.03	$0.94	$0.99	$0.90	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	657	795	858	899	1,057	1,033	1,276	1,523	76,995	42,822
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00	—	—
Accumulation unit value at end of period	$2.40	$2.07	$1.85	$1.89	$1.74	$1.30	$1.14	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,309	885	583	403	380	161	84	3	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.50	$1.92	$1.88	$1.79	$1.70	$1.31	$1.19	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	225	253	275	248	261	275	114	14	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,385	1,201	924	645	381	168	27	42	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.48	$1.23	$1.29	$1.31	$1.43	$1.20	$1.01	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	319	340	360	278	217	168	18	1	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	103

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.13	$1.86	$1.65	$1.83	$1.69	$1.34	$1.20	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	685	586	477	401	362	319	97	3	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.06	$1.04	$1.03	$1.04	$1.01	$1.05	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	355	324	171	175	249	256	21	13	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.59	$2.27	$1.91	$1.93	$1.75	$1.31	$1.13	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,156	851	466	382	345	255	48	6	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$2.18	$1.83	$1.85	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72	$1.15
Accumulation unit value at end of period	$2.48	$2.18	$1.83	$1.85	$1.67	$1.25	$1.08	$1.17	$0.97	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	356	232	152	146	136	171	180	165	158	145
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.97	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,341	514	478	223	118	80	38	41	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.20	$1.82	$1.78	$1.86	$1.73	$1.37	$1.19	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	411	363	353	210	217	171	12	41	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.93	$1.01	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	$0.93	$1.01	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	725	838	915	1,276	808	562	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.17	$1.17	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77	$1.36
Accumulation unit value at end of period	$1.36	$1.09	$1.17	$1.17	$1.22	$1.05	$0.87	$1.03	$0.95	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	201	219	259	283	345	325	458	646	764	826
Eaton Vance VT Floating-Rate Income Fund – Initial Class (06/26/2006)
Accumulation unit value at beginning of period	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74	$1.03
Accumulation unit value at end of period	$1.33	$1.30	$1.21	$1.24	$1.25	$1.22	$1.15	$1.13	$1.05	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	4,370	5,071	5,699	7,119	9,645	7,197	8,341	8,780	44,355	33,621
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.83	$1.72	$1.74	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72	$1.27
Accumulation unit value at end of period	$2.20	$1.83	$1.72	$1.74	$1.57	$1.22	$1.06	$1.11	$0.96	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	8,887	9,360	9,956	9,348	9,784	10,025	10,542	11,951	26,262	55,331
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.94	$1.75	$1.81	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74	$1.24
Accumulation unit value at end of period	$2.31	$1.94	$1.75	$1.81	$1.73	$1.29	$1.14	$1.29	$1.02	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	4,675	4,625	5,025	4,931	4,905	4,805	5,555	6,949	23,688	36,142
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.18	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74	$1.34
Accumulation unit value at end of period	$1.42	$1.10	$1.18	$1.16	$1.28	$1.00	$0.84	$1.03	$0.92	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	807	731	876	817	878	859	1,077	1,365	1,556	1,670
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$0.97	$1.00	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,889	2,497	1,763	1,362	451	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.00	$1.01	$1.02	$0.89	$0.89	$0.70	$0.76	$0.63	$0.54	$0.95
Accumulation unit value at end of period	$1.09	$1.00	$1.01	$1.02	$0.89	$0.89	$0.70	$0.76	$0.63	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	1,985	2,348	2,458	2,649	2,791	2,659	2,525	2,730	2,586	2,319
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.23	$1.14	$1.01	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,521	1,994	2,676	3,130	1,174	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.56	$1.36	$1.45	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72	$1.16
Accumulation unit value at end of period	$1.67	$1.56	$1.36	$1.45	$1.37	$1.09	$0.96	$0.99	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	2,590	2,776	2,964	3,154	3,165	3,381	4,076	4,866	5,084	5,780

104	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.95	$1.52	$1.66	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69	$1.05
Accumulation unit value at end of period	$2.13	$1.95	$1.52	$1.66	$1.67	$1.24	$1.06	$1.12	$0.89	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,895	1,889	1,640	1,709	1,708	1,505	1,730	1,829	1,834	2,047
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.97	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.90	$0.91	$0.97	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	473	414	292	45	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68	$1.09
Accumulation unit value at end of period	$2.17	$1.77	$1.62	$1.64	$1.43	$1.05	$0.93	$0.91	$0.81	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	476	466	582	609	640	601	487	575	698	825
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.48	$1.47	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.48	$1.47	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	171	347	261	259	213	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.97	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.06	$0.97	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,009	3,539	3,171	3,142	2,124	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.75	$1.52	$1.64	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69	$1.09
Accumulation unit value at end of period	$2.03	$1.75	$1.52	$1.64	$1.52	$1.14	$0.97	$1.00	$0.88	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	1,336	1,608	1,747	1,762	1,957	2,098	2,455	2,823	26,277	34,546
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$1.86	$1.74	$1.54	$1.53	$1.38	$1.07	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	874	1,092	702	715	741	573	439	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$2.20	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84	$1.19
Accumulation unit value at end of period	$2.19	$1.92	$2.20	$2.17	$1.84	$1.33	$1.12	$1.09	$1.05	$0.84
Number of accumulation units outstanding at end of period (000 omitted)	592	689	859	675	577	498	508	571	583	577
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.41	$1.46	$1.48	$1.26	$1.11	$1.21	$1.09	$0.82	$1.39
Accumulation unit value at end of period	$1.67	$1.38	$1.41	$1.46	$1.48	$1.26	$1.11	$1.21	$1.09	$0.82
Number of accumulation units outstanding at end of period (000 omitted)	783	889	1,084	1,172	1,187	1,386	1,632	2,081	29,799	26,041
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.38	$1.39	$1.40	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.67	$1.38	$1.39	$1.40	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260	297	265	244	255	367	—	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.01	$1.12	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$0.98	$1.01	$1.12	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,016	1,167	2,474	2,902	1,461	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.00	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,156	2,025	1,254	460	199	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.19	$1.17	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.15	$1.19	$1.17	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166	134	161	43	42	5	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.91	$1.51	$1.53	$1.48	$1.33	$1.03	$0.89	$0.95	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	842	903	956	983	1,287	1,514	1,713	2,336	80,099	57,559
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.14	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.12	$1.14	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,414	1,413	1,038	810	436	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.02	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.02	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	740	933	1,054	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	105

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$2.01	$1.83	$2.18	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96	$1.56
Accumulation unit value at end of period	$2.27	$2.01	$1.83	$2.18	$1.96	$1.65	$1.48	$1.41	$1.26	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	2,136	2,266	2,660	3,161	3,269	3,682	3,758	3,729	4,001	3,917
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64	$1.16
Accumulation unit value at end of period	$1.49	$1.38	$1.35	$1.39	$1.24	$1.22	$0.95	$1.07	$0.89	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	779	1,162	1,404	1,528	1,677	1,694	2,093	2,262	11,746	15,705
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.73	$1.86	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69	$1.31
Accumulation unit value at end of period	$2.13	$1.55	$1.73	$1.86	$1.85	$1.36	$1.27	$1.39	$1.06	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	660	595	774	883	895	1,061	1,364	1,265	1,329	1,340
Neuberger Berman AMT International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.14	$1.13	$1.19	$1.02	$0.87	$1.01	$0.84	$0.63	$1.19
Accumulation unit value at end of period	$1.38	$1.10	$1.14	$1.13	$1.19	$1.02	$0.87	$1.01	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	531	500	506	535	486	536	538	552	15,761	15,089
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.71	$1.74	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72	$1.20
Accumulation unit value at end of period	$2.16	$1.85	$1.71	$1.74	$1.60	$1.18	$1.08	$1.13	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	120	135	154	203	141	125	131	209	165	155
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.90	$0.92	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	501	513	362	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.57	$1.53	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72	$1.22
Accumulation unit value at end of period	$2.08	$1.55	$1.57	$1.53	$1.52	$1.22	$1.02	$1.13	$0.99	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	2,150	2,131	2,386	2,030	1,770	1,487	1,548	1,898	1,750	1,612
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.45	$1.38	$1.44	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98	$1.17
Accumulation unit value at end of period	$1.52	$1.45	$1.38	$1.44	$1.42	$1.45	$1.29	$1.30	$1.15	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	6,634	7,284	8,408	9,595	12,312	17,181	20,543	24,561	104,395	90,372
Oppenheimer Main Street Fund®/VA, Service Shares (04/28/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	208	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.98	$1.71	$1.84	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65	$1.07
Accumulation unit value at end of period	$2.23	$1.98	$1.71	$1.84	$1.67	$1.20	$1.04	$1.07	$0.88	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	2,265	1,900	1,813	1,564	1,567	1,572	1,536	1,853	1,891	1,925
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.41	$1.27	$1.41	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95	$1.14
Accumulation unit value at end of period	$1.58	$1.41	$1.27	$1.41	$1.42	$1.44	$1.27	$1.26	$1.13	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	2,473	2,641	2,943	4,408	5,512	6,952	6,150	6,043	48,834	54,964
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.98	$0.95	$0.97	$0.94	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$0.98	$0.95	$0.97	$0.94	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	520	518	504	351	260	129	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$0.98	$0.99	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,476	878	672	363	193	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.94	$0.93	$0.98	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,687	1,076	1,207	1,278	1,027	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.78	$0.53	$0.71	$0.76	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.85	$0.78	$0.53	$0.71	$0.76	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	664	631	409	287	97	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,357	20,007	19,777	19,143	15,758	11,659	7,924	2,155	—	—

106	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.79	$1.53	$1.46	$1.49	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,097	10,711	12,830	14,722	23,979	28,894	39,654	44,198	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.16	$1.18	$1.15	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26,676	28,787	28,872	29,801	34,450	36,267	23,540	9,822	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.26	$1.19	$1.16	$1.18	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,062	33,374	33,895	45,861	62,281	100,316	98,218	111,907	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	589	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	422	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,329	13,806	9,254	4,516	2,528	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.08	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.04	$1.08	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,877	38,216	27,307	17,931	4,067	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.12	$1.10	$1.15	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	97,857	98,879	108,570	95,365	31,656	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.19	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.32	$1.17	$1.14	$1.19	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	331,054	374,569	387,669	382,220	349,573	238,831	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	156,179	159,881	163,884	166,042	159,138	125,044	89,953	39,307	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.53	$1.37	$1.32	$1.35	$1.30	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	244,198	272,435	307,752	338,838	384,776	404,133	467,312	551,507	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66,683	69,731	74,275	71,301	69,594	55,799	42,475	20,188	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.66	$1.45	$1.39	$1.42	$1.37	$1.20	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42,421	46,508	54,508	63,382	103,309	123,092	158,719	191,048	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.27	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53,177	54,241	52,751	51,204	56,872	57,701	40,844	16,388	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.28	$1.24	$1.26	$1.22	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78,538	93,075	103,519	120,985	148,675	193,942	209,263	234,736	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,437	1,057	496	507	505	545	67	16	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	107

Variable account charges of 1.30% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.15	$1.84	$1.75	$1.88	$1.91	$1.38	$1.26	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	270	186	132	118	55	13	51	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.02	$1.92	$1.55	$1.73	$1.72	$1.30	$1.16	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	221	197	148	71	81	8	4	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.49	$1.67	$1.66	$1.24	$1.11	$1.18	$0.96	$0.71	$1.05
Accumulation unit value at end of period	$1.95	$1.85	$1.49	$1.67	$1.66	$1.24	$1.11	$1.18	$0.96	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	333	389	443	530	633	880	1,083	1,348	44,669	40,609
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,472	78	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,230	2,486	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,311	2,374	—	—	—	—	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.54	$1.58	$1.60	$1.70	$1.41	$1.17	$1.39	$1.13	$0.76	$1.42
Accumulation unit value at end of period	$2.02	$1.54	$1.58	$1.60	$1.70	$1.41	$1.17	$1.39	$1.13	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	1,398	1,640	2,288	2,489	2,678	2,922	3,546	4,286	22,622	16,160
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.94	$1.73	$1.76	$1.70	$1.29	$1.09	$1.14	$0.94	$0.67	$1.12
Accumulation unit value at end of period	$2.29	$1.94	$1.73	$1.76	$1.70	$1.29	$1.09	$1.14	$0.94	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	1,219	1,422	1,665	1,842	2,163	2,492	2,943	3,589	18,458	16,958
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.06	$1.14	$0.97	$0.86	$1.00	$0.87	$0.76	$1.33
Accumulation unit value at end of period	$1.34	$1.09	$1.07	$1.06	$1.14	$0.97	$0.86	$1.00	$0.87	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	882	778	955	937	986	1,163	1,409	1,555	42,775	1,018
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.95	$1.76	$1.84	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69	$1.17
Accumulation unit value at end of period	$2.32	$1.95	$1.76	$1.84	$1.69	$1.31	$1.15	$1.23	$1.01	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	810	941	1,040	876	991	1,090	1,313	354	325	296
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.05	$1.93	$2.02	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74	$1.28
Accumulation unit value at end of period	$2.55	$2.05	$1.93	$2.02	$2.08	$1.40	$1.32	$1.40	$1.12	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	1,008	945	999	947	1,042	969	1,008	1,248	1,279	1,063
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.98	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$0.91	$0.98	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	589	322	265	315	230	—	—	—	—	—

Variable account charges of 1.35% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.09	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.09	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260	265	258	94	22	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.87	$2.21	$2.19	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,576	1,200	945	279	113	79	42	2
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.98	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,683	2,843	2,336	1,358	247	—	—	—

108	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.27	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,966	1,745	1,422	1,066	679	327	255	127
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.14	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,371	3,871	3,354	2,259	657	51	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.01	$1.78	$1.70	$1.69	$1.56	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	11,715	8,670	3,153	1,206	242	57	69	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.72	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.60	$0.60	$0.54	$0.72	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	286	188	99	40	16	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.36	$1.35	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.75	$1.46	$1.36	$1.35	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,121	2,701	1,988	770	352	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.71	$2.21	$2.08	$2.10	$1.85	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1,195	1,250	1,220	437	245	64	10	13
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.90	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.86	$0.90	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	290	240	340	246	167	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.07	$1.84	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	2,960	2,551	1,660	1,347	591	136	287	38
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	655	351	265	217	61	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.41	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	3,748	2,801	1,959	924	565	177	110	33
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,076	852	658	305	239	241	301	97
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.91	$0.92	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3,791	3,702	4,701	2,792	1,916	306	1,336	340
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.53	$1.46	$1.33	$1.37	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	2,549	2,311	2,703	1,899	827	262	294	121
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.50	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,496	1,546	1,247	1,019	753	269	155	59
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.17	$1.15	$1.11	$1.13	$1.09	$1.13	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,586	2,343	1,204	660	579	903	707	306
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.65	$2.10	$2.11	$1.96	$1.75	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,711	1,650	1,278	256	140	45	40	38

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	109

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$2.56	$2.14	$1.94	$1.95	$1.75	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	5,124	3,870	3,022	1,574	558	94	240	66
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	2,228	2,001	831	795	328	233	483	27
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.98	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	709	620	815	164	95	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.01	$1.66	$1.65	$1.59	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	662	548	820	155	76	19	17	6
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.34	$2.10	$1.87	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1,451	1,127	804	522	141	10	2	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.55	$1.24	$1.34	$1.29	$1.44	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,362	1,400	963	250	176	37	25	10
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.66	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	899	749	659	428	155	15	17	2
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27	$1.00
Accumulation unit value at end of period	$2.40	$2.17	$1.94	$2.03	$1.95	$1.33	$1.15	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	823	663	406	253	109	59	55	3
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	3,258	2,516	1,832	1,026	762	648	520	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.23	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	605	622	554	442	311	127	122	8
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.02	$1.00	$1.01	$0.97	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	974	856	547	378	271	587	713	147
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.08	$1.10	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,307	888	691	329	342	392	239	54
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$1.10	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,018	1,034	919	116	52	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.20	$1.19	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,175	691	515	277	300	390	359	187
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.64	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,813	1,696	1,370	737	364	207	241	49
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.73	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1,751	1,402	1,139	716	393	59	76	28

110	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.39	$1.13	$1.06	$1.16	$1.27	$1.08	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1,388	1,036	583	322	192	23	123	31
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.21	$1.19	$1.10	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,589	3,043	2,887	2,355	1,736	1,135	969	100
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.01	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.01	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	542	266	74	57	30	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.78	$2.13	$2.04	$1.88	$1.69	$1.33	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	806	565	308	197	97	60	24	7
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.56	$1.98	$2.06	$1.97	$1.82	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	312	292	242	215	80	6	8	6
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.13	$1.80	$1.66	$1.68	$1.52	$1.21	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	340	323	259	163	122	33	22	3
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15	$1.00
Accumulation unit value at end of period	$2.39	$2.07	$1.84	$1.89	$1.74	$1.30	$1.14	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,886	1,649	1,076	640	167	54	58	10
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$2.49	$1.91	$1.88	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	293	269	195	117	125	121	81	11
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.60	$1.28	$1.35	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,860	1,472	1,378	451	99	113	237	52
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.48	$1.23	$1.29	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	867	730	1,073	392	195	23	123	38
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.12	$1.86	$1.65	$1.83	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	858	513	405	358	227	101	28	3
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.03	$1.03	$1.04	$1.01	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	448	353	235	80	80	89	84	4
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.58	$2.26	$1.90	$1.93	$1.75	$1.31	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,515	1,280	937	329	202	91	149	8
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.98	$0.99	$1.00	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	938	1,170	1,466	466	273	175	132	11
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.19	$1.81	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	1,022	854	824	301	134	33	23	12
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	792	875	790	754	349	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	111

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.37	$1.98	$1.86	$1.88	$1.71	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5,023	4,065	3,368	2,365	1,060	391	337	51
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.20	$1.85	$1.68	$1.73	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,695	2,211	1,870	926	546	299	348	58
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.03	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,348	2,128	1,631	879	147	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.14	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,497	3,176	2,490	1,901	344	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.89	$1.77	$1.54	$1.64	$1.56	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	776	663	588	361	196	135	99	15
Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$2.47	$2.26	$1.76	$1.93	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	1,399	1,235	895	502	205	99	78	20
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.90	$0.91	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	233	167	129	18	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.06	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,841	1,743	1,275	1,363	866	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	823	903	1,703	1,944	950	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,612	1,548	815	449	64	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.34	$1.17	$1.15	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	434	388	258	120	3	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.34	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	561	489	485	112	106	34	36	11
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.14	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	514	511	426	550	140	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.89	$1.67	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	1,585	1,475	1,245	855	330	175	137	21
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.92	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	342	315	297	428	253	54	41	5
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$2.25	$1.93	$1.79	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	93	72	91	118	59	2	2	—

112	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	176	212	198	87	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$2.18	$1.62	$1.65	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	2,087	1,677	1,607	923	632	239	227	166
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.94	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.99	$0.94	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,064	776	594	411	187	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.53	$2.25	$1.94	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1,193	989	758	353	254	45	81	18
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	611	636	634	648	576	441	482	194
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	289	267	220	127	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$0.98	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,185	1,116	866	566	170	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,479	1,308	1,335	765	176	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	495	440	241	146	51	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.86	$1.58	$1.52	$1.55	$1.49	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9,181	7,251	7,150	5,296	2,833	1,197	1,022	302
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	9,896	11,501	10,452	10,281	11,471	14,119	11,499	3,209
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	317	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	316	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.03	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9,540	9,308	5,791	4,108	2,818	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33,959	37,741	29,866	27,101	13,385	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	123,614	127,950	124,538	92,264	39,275	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	113

Variable account charges of 1.35% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203,175	210,971	197,103	161,062	80,023	5,866	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.54	$1.38	$1.34	$1.36	$1.32	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	80,144	78,752	75,558	67,268	48,448	30,878	28,107	8,015
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.69	$1.48	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	36,669	36,374	35,791	28,513	18,700	9,398	9,272	1,891
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.39	$1.28	$1.25	$1.27	$1.23	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	23,206	23,340	22,837	20,339	19,853	19,190	14,556	4,109
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.09	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,148	1,315	968	217	279	173	167	30
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.15	$1.84	$1.75	$1.87	$1.91	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	167	119	136	42	20	7	8	1
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.02	$1.91	$1.55	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	151	170	184	81	60	41	17	21
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,239	319	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,014	3,170	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8,737	1,154	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.30	$1.94	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	328	245	222	81	52	33	12	2
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.32	$1.87	$1.76	$1.84	$1.90	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,227	1,062	887	458	263	57	56	6
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.04	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	430	226	189	139	26	—	—	—

Variable account charges of 1.40% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$2.18	$2.00	$1.78	$1.32	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.86	$2.20	$2.18	$2.00	$1.78	$1.32	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	51	46	59	47	34	24	10	—

114	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.72	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$1.00	$0.72	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	219	220	269	295	170	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.26	$2.11	$1.78	$1.88	$1.69	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	98	97	157	173	166	154	49	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.16	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.14	$1.16	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	610	510	485	524	534	149	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.69	$1.69	$1.55	$1.30	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$2.01	$1.78	$1.69	$1.69	$1.55	$1.30	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	677	718	608	483	434	177	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.60	$0.54	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.60	$0.60	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	3	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.46	$1.36	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.74	$1.46	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	186	197	424	358	23	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$2.08	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.70	$2.21	$2.08	$2.09	$1.84	$1.40	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	40	46	51	47	30	4	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.89	$0.91	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$0.87	$0.86	$0.89	$0.91	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	7	—	8	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21	$1.00
Accumulation unit value at end of period	$2.06	$1.83	$1.64	$1.71	$1.58	$1.27	$1.13	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	457	450	520	549	555	165	26	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	23	23	51	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22	$1.00
Accumulation unit value at end of period	$1.40	$0.97	$0.94	$1.05	$1.09	$1.12	$0.95	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	283	288	341	401	435	217	131	65
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.95	$0.91	$0.94	$1.01	$1.02	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	355	338	386	382	409	225	86	17
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.91	$0.93	$0.94	$0.95	$0.97	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,170	488	739	446	466	234	219	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.33	$1.36	$1.34	$1.28	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.53	$1.46	$1.33	$1.36	$1.34	$1.28	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	283	316	317	459	449	288	93	6
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.49	$1.43	$1.31	$1.34	$1.31	$1.27	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	476	480	530	593	698	185	49	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.13	$1.09	$1.13	$1.07	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.14	$1.11	$1.13	$1.09	$1.13	$1.07	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	674	632	447	633	868	511	46	7

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	115

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.10	$1.96	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.64	$2.10	$2.10	$1.96	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	63	45	79	51	115	112	24	13
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$1.94	$1.95	$1.74	$1.34	$1.18	$1.18	$1.00
Accumulation unit value at end of period	$2.55	$2.13	$1.94	$1.95	$1.74	$1.34	$1.18	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	361	448	280	324	235	335	1	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00
Accumulation unit value at end of period	$1.05	$1.05	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	347	286	338	371	610	191	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.99	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$0.98	$0.97	$0.99	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	57	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.65	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$2.00	$1.66	$1.65	$1.58	$1.50	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	87	73	50	62	59	49	7	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.86	$1.99	$1.80	$1.33	$1.14	$1.26	$1.00
Accumulation unit value at end of period	$2.33	$2.09	$1.86	$1.99	$1.80	$1.33	$1.14	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	140	139	141	133	107	33	9	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.34	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.55	$1.23	$1.34	$1.29	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	140	153	99	54	45	42	23	1
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.65	$2.23	$1.89	$2.02	$1.84	$1.36	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	52	57	76	85	54	43	9	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.17	$1.93	$2.03	$1.94	$1.33	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.39	$2.17	$1.93	$2.03	$1.94	$1.33	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	66	64	68	72	63	60	27	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.14	$1.09	$1.02	$1.05	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	666	669	412	498	618	454	148	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29	$1.00
Accumulation unit value at end of period	$2.23	$2.05	$1.77	$1.92	$1.89	$1.42	$1.21	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	121	122	152	159	143	107	63	40
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	86	88	21	106	119	12	6	6
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.13	$1.10	$1.08	$1.09	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	22	33	78	89	92	85	24	11
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.10	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$1.10	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.18	$1.11	$1.14	$1.07	$1.15	$1.10	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	108	95	171	244	230	291	25	—
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.63	$1.57	$1.52	$1.56	$1.39	$1.37	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	156	224	243	274	214	174	75	10

116	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00
Accumulation unit value at end of period	$1.73	$1.33	$1.36	$1.40	$1.48	$1.23	$1.03	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	370	374	384	362	313	209	89	54
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	53	19	13	38	48	42	11	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.13	$1.14	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.21	$1.19	$1.09	$1.13	$1.14	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	441	425	394	513	548	176	43	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.00	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	18	6	5	5	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$2.04	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.77	$2.12	$2.04	$1.87	$1.69	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	9	8	54	55	55	44	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.98	$2.06	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.55	$1.98	$2.06	$1.97	$1.81	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	76	77	78	67	65	52	32	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.66	$1.68	$1.52	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.12	$1.79	$1.66	$1.68	$1.52	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	254	243	293	246	244	48	22	20
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.84	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.38	$2.06	$1.84	$1.88	$1.73	$1.30	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	171	201	193	130	138	166	39	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.87	$1.79	$1.69	$1.31	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$2.48	$1.90	$1.87	$1.79	$1.69	$1.31	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	114	120	77	88	90	72	35	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.34	$1.40	$1.42	$1.21	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.59	$1.27	$1.34	$1.40	$1.42	$1.21	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	314	325	310	271	177	27	32	5
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.28	$1.31	$1.43	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.47	$1.22	$1.28	$1.31	$1.43	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	15	15	26	26	26	27	4	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.65	$1.82	$1.69	$1.34	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.12	$1.85	$1.65	$1.82	$1.69	$1.34	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	245	256	259	251	303	150	15	9
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00
Accumulation unit value at end of period	$1.05	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	194	188	202	227	364	108	11	11
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.26	$1.90	$1.93	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.57	$2.26	$1.90	$1.93	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	49	32	41	9	8	7	2	—
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.99	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.96	$0.97	$0.97	$0.99	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	74	73	72	76	72	11	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.18	$1.80	$1.77	$1.85	$1.72	$1.37	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	98	129	129	103	154	122	1	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	117

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.02	$0.96	$0.93	$1.01	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	206	211	269	279	177	80	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$1.86	$1.88	$1.70	$1.32	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.37	$1.97	$1.86	$1.88	$1.70	$1.32	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	510	526	589	665	579	341	164	80
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.67	$1.72	$1.65	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.19	$1.85	$1.67	$1.72	$1.65	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	318	315	292	275	232	128	20	15
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.97	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.03	$0.97	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	203	170	126	164	118	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.23	$1.13	$1.01	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	210	158	365	328	110	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.54	$1.64	$1.55	$1.23	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.88	$1.76	$1.54	$1.64	$1.55	$1.23	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	3	3	35	41	41	39	30	—
Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$2.25	$1.76	$1.92	$1.94	$1.44	$1.24	$1.30	$1.00
Accumulation unit value at end of period	$2.46	$2.25	$1.76	$1.92	$1.94	$1.44	$1.24	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	159	159	153	140	73	19	18	9
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.06	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	263	122	115	155	165	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	36	131	187	205	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	169	202	110	16	2	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.15	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.15	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	129	146	95	14	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.33	$1.86	$1.88	$1.81	$1.63	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	4	—	9	9
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.35	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	8	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.66	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.88	$1.66	$1.52	$1.81	$1.63	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	403	433	478	480	450	215	69	2
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.91	$1.40	$1.56	$1.68	$1.67	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	51	51	56	41	44	35	32	10

118	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.78	$1.82	$1.68	$1.24	$1.13	$1.19	$1.00
Accumulation unit value at end of period	$2.25	$1.93	$1.78	$1.82	$1.68	$1.24	$1.13	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	11	—	—	9	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	5	19	5	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.64	$1.61	$1.60	$1.28	$1.07	$1.19	$1.00
Accumulation unit value at end of period	$2.17	$1.62	$1.64	$1.61	$1.60	$1.28	$1.07	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	65	42	161	89	102	59	46	1
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	$0.94	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.24	$1.93	$2.09	$1.90	$1.37	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.52	$2.24	$1.93	$2.09	$1.90	$1.37	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	111	100	95	88	63	43	1	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.06	$1.18	$1.19	$1.21	$1.07	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	84	84	88	667	768	184	57	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	238	238	300	317	326	124	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$0.99	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.99	$0.97	$0.99	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.93	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.94	$0.93	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	36	42	18	14	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	24	21	21	15	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.51	$1.55	$1.48	$1.25	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.85	$1.58	$1.51	$1.55	$1.48	$1.25	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	4,857	5,323	5,427	5,453	5,797	4,222	1,906	387
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05	$1.00
Accumulation unit value at end of period	$1.26	$1.19	$1.16	$1.18	$1.15	$1.13	$1.07	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	7,861	9,441	9,804	9,525	11,122	12,192	4,424	673
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.04	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.03	$1.01	$1.04	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,483	865	579	261	275	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,145	1,226	461	180	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	119

Variable account charges of 1.40% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.30	$1.12	$1.10	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,536	4,106	4,202	2,418	604	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.19	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.14	$1.19	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27,618	29,984	32,218	35,582	35,461	24,797	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.33	$1.36	$1.31	$1.20	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.54	$1.38	$1.33	$1.36	$1.31	$1.20	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	44,645	48,268	49,765	50,758	53,838	45,726	22,126	6,259
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.47	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.69	$1.47	$1.42	$1.45	$1.40	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	14,395	15,499	17,937	20,357	22,020	13,969	11,746	3,622
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.26	$1.22	$1.16	$1.08	$1.08	$1.00
Accumulation unit value at end of period	$1.38	$1.28	$1.24	$1.26	$1.22	$1.16	$1.08	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	16,510	17,248	17,752	19,324	20,160	19,211	9,784	2,470
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.08	$1.08	$1.05	$1.09	$1.06	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.08	$1.08	$1.08	$1.05	$1.09	$1.06	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	130	143	129	157	175	130	35	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.75	$1.87	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.14	$1.83	$1.75	$1.87	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	10	17	18	13	12	13	13	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.54	$1.73	$1.72	$1.29	$1.16	$1.23	$1.00
Accumulation unit value at end of period	$2.01	$1.91	$1.54	$1.73	$1.72	$1.29	$1.16	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	18	19	20	26	75	49	15	9
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,162	1,041	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	960	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.30	$1.93	$1.75	$1.83	$1.68	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	89	78	84	72	72	52	24	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.75	$1.83	$1.89	$1.28	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.31	$1.86	$1.75	$1.83	$1.89	$1.28	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	63	65	66	42	37	21	11	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$1.03	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	138	138	114	—	—	—

Variable account charges of 1.45% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.08	$1.06	$1.09	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61	68	125	150	95	—	—	—	—	—

120	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
AB VPS Global Thematic Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.29	$1.32	$1.31	$1.27	$1.05	$0.94	$1.24	$1.06	$0.70	$1.36
Accumulation unit value at end of period	$1.74	$1.29	$1.32	$1.31	$1.27	$1.05	$0.94	$1.24	$1.06	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	4	4	21	16	33	12	100	117	215	114
AB VPS Growth and Income Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.76	$1.61	$1.61	$1.49	$1.13	$0.97	$0.93	$0.84	$0.71	$1.21
Accumulation unit value at end of period	$2.06	$1.76	$1.61	$1.61	$1.49	$1.13	$0.97	$0.93	$0.84	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	54	90	122	158	175	185	157	138	212	193
AB VPS International Value Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$0.79	$0.81	$0.80	$0.87	$0.72	$0.64	$0.81	$0.79	$0.59	$1.29
Accumulation unit value at end of period	$0.98	$0.79	$0.81	$0.80	$0.87	$0.72	$0.64	$0.81	$0.79	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	370	390	516	583	664	803	1,110	1,489	2,691	7,868
AB VPS Large Cap Growth Portfolio (Class B) (06/26/2006)
Accumulation unit value at beginning of period	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73	$1.22
Accumulation unit value at end of period	$2.51	$1.93	$1.92	$1.75	$1.56	$1.16	$1.01	$1.06	$0.98	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	307	276	222	125	66	204	65	21	25	50
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.72	$1.17	$1.06	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.72	$1.17	$1.06	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	679	733	612	472	141	—	—	—	—	—
American Century VP Mid Cap Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$2.39	$1.98	$2.04	$1.78	$1.39	$1.21	$1.24	$1.06	$0.83	$1.11
Accumulation unit value at end of period	$2.62	$2.39	$1.98	$2.04	$1.78	$1.39	$1.21	$1.24	$1.06	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	226	210	215	187	241	294	370	358	730	2,024
American Century VP Ultra®, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.88	$1.83	$1.75	$1.62	$1.20	$1.07	$1.08	$0.94	$0.71	$1.24
Accumulation unit value at end of period	$2.45	$1.88	$1.83	$1.75	$1.62	$1.20	$1.07	$1.08	$0.94	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	346	336	349	79	75	89	78	181	47	127
American Century VP Value, Class II (06/26/2006)
Accumulation unit value at beginning of period	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78	$1.08
Accumulation unit value at end of period	$1.99	$1.86	$1.57	$1.66	$1.49	$1.15	$1.02	$1.03	$0.92	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	840	807	858	897	960	914	1,036	1,001	881	939
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.16	$1.16	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.16	$1.13	$1.16	$1.16	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,858	1,785	1,580	1,019	438	37	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio – Class I (04/27/2007)
Accumulation unit value at beginning of period	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59	$1.01
Accumulation unit value at end of period	$2.17	$1.77	$1.70	$1.80	$1.75	$1.21	$1.03	$1.03	$0.83	$0.59
Number of accumulation units outstanding at end of period (000 omitted)	21	49	74	84	154	110	119	205	205	103
Columbia Variable Portfolio – Balanced Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78	$1.13
Accumulation unit value at end of period	$1.85	$1.64	$1.57	$1.56	$1.44	$1.20	$1.07	$1.06	$0.95	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	2,598	2,667	1,927	1,176	918	518	547	809	907	375
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.54	$0.71	$0.92	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.60	$0.59	$0.54	$0.71	$0.92	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	100	27	26	51	49	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.36	$1.34	$1.21	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.74	$1.45	$1.36	$1.34	$1.21	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	767	589	392	218	85	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.69	$2.20	$2.07	$2.09	$1.84	$1.40	$1.25	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	187	185	109	35	25	9	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.73	$1.63	$1.64	$1.44	$1.10	$0.98	$0.94	$0.81	$0.67	$1.17
Accumulation unit value at end of period	$2.12	$1.73	$1.63	$1.64	$1.44	$1.10	$0.98	$0.94	$0.81	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	47	51	128	77	47	40	73	68	89	86
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.89	$0.91	$0.94	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.87	$0.86	$0.89	$0.91	$0.94	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	88	146	90	229	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	121

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.05	$1.83	$1.63	$1.71	$1.58	$1.26	$1.13	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	398	414	441	321	296	137	59	31	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.39	$1.45	$1.34	$1.07	$0.95	$1.02	$0.88	$0.70	$1.20
Accumulation unit value at end of period	$1.75	$1.55	$1.39	$1.45	$1.34	$1.07	$0.95	$1.02	$0.88	$0.70
Number of accumulation units outstanding at end of period (000 omitted)	1,189	1,350	1,484	1,758	1,869	1,805	2,178	2,845	12,785	12,673
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.88	$0.90	$0.90	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$0.96	$0.88	$0.90	$0.90	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	374	279	233	224	152	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	$1.00	—	—
Accumulation unit value at end of period	$1.40	$0.97	$0.93	$1.04	$1.08	$1.12	$0.95	$1.22	—	—
Number of accumulation units outstanding at end of period (000 omitted)	420	306	299	262	218	105	94	53	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.30	$1.45	$1.51	$1.56	$1.31	$1.69	$1.43	$0.83	$1.82
Accumulation unit value at end of period	$1.95	$1.35	$1.30	$1.45	$1.51	$1.56	$1.31	$1.69	$1.43	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	268	277	335	389	506	546	649	760	1,330	2,601
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	$1.00	—	—
Accumulation unit value at end of period	$0.94	$0.91	$0.93	$1.01	$1.02	$1.12	$1.07	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	130	191	155	200	195	80	23	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.11	$1.14	$1.23	$1.24	$1.37	$1.30	$1.26	$1.20	$1.09	$1.11
Accumulation unit value at end of period	$1.16	$1.11	$1.14	$1.23	$1.24	$1.37	$1.30	$1.26	$1.20	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	407	466	559	734	972	1,641	2,021	2,598	9,993	9,621
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.90	$0.91	$0.92	$0.94	$0.95	$0.97	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	151	744	1,021	700	402	262	101	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$0.94	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.04	$1.06	$1.05
Accumulation unit value at end of period	$0.93	$0.94	$0.96	$0.97	$0.99	$1.00	$1.02	$1.03	$1.04	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,062	1,485	1,369	1,800	2,678	3,268	4,106	5,325	11,291	21,135
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.32	$1.36	$1.33	$1.28	$1.12	$1.08	—	—
Number of accumulation units outstanding at end of period (000 omitted)	714	653	631	509	473	343	122	52	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.67	$1.72	$1.68	$1.61	$1.41	$1.35	$1.21	$0.80	$1.08
Accumulation unit value at end of period	$1.93	$1.84	$1.67	$1.72	$1.68	$1.61	$1.41	$1.35	$1.21	$0.80
Number of accumulation units outstanding at end of period (000 omitted)	1,226	1,335	1,391	1,521	1,517	1,563	1,554	1,702	1,816	1,461
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.42	$1.30	$1.34	$1.31	$1.26	$1.12	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	458	423	997	1,105	1,199	210	120	29	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.65	$1.69	$1.65	$1.60	$1.41	$1.35	$1.21	$0.86	$1.08
Accumulation unit value at end of period	$1.89	$1.80	$1.65	$1.69	$1.65	$1.60	$1.41	$1.35	$1.21	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	814	925	620	776	979	1,299	1,249	1,525	8,735	4,855
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.16	$1.14	$1.11	$1.12	$1.08	$1.13	$1.06	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	517	551	539	500	379	538	322	30	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.37	$1.33	$1.34	$1.29	$1.35	$1.27	$1.21	$1.13	$1.00	$1.09
Accumulation unit value at end of period	$1.40	$1.37	$1.33	$1.34	$1.29	$1.35	$1.27	$1.21	$1.13	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1,495	1,649	1,906	2,355	3,068	5,731	6,538	7,525	31,929	31,170
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.63	$2.09	$2.10	$1.95	$1.74	$1.36	$1.15	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	197	161	79	67	44	—	—	—	—

122	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.72	$1.60	$1.43	$1.11	$0.94	$0.98	$0.85	$0.63	$1.15
Accumulation unit value at end of period	$2.17	$1.72	$1.72	$1.60	$1.43	$1.11	$0.94	$0.98	$0.85	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	57	68	147	44	133	189	159	196	245	206
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73	$1.18
Accumulation unit value at end of period	$2.22	$1.85	$1.69	$1.70	$1.52	$1.17	$1.03	$1.03	$0.91	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	1,555	1,245	1,113	893	538	502	397	470	728	476
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.05	$1.04	$1.01	$1.05	$1.06	$1.06	$1.02	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	599	510	293	285	531	605	129	30	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.98	$0.95	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$0.98	$0.97	$0.98	$0.95	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	362	401	378	177	88	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.00	$1.65	$1.64	$1.58	$1.50	$1.16	$1.06	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	94	84	37	32	19	7	1	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.68	$1.67	$1.61	$1.52	$1.18	$1.07	$1.28	$1.03	$0.64	$1.18
Accumulation unit value at end of period	$2.03	$1.68	$1.67	$1.61	$1.52	$1.18	$1.07	$1.28	$1.03	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	38	35	105	85	103	91	83	156	178	81
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	$1.00	—	—
Accumulation unit value at end of period	$2.32	$2.08	$1.86	$1.98	$1.80	$1.32	$1.14	$1.26	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	162	118	33	32	26	12	13	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.79	$1.59	$1.70	$1.54	$1.13	$0.97	$1.08	$0.89	$0.64	$1.19
Accumulation unit value at end of period	$2.00	$1.79	$1.59	$1.70	$1.54	$1.13	$0.97	$1.08	$0.89	$0.64
Number of accumulation units outstanding at end of period (000 omitted)	164	195	271	275	311	320	426	538	929	1,749
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.23	$1.33	$1.29	$1.43	$1.19	$1.03	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	399	358	245	50	48	27	35	12	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.12	$1.21	$1.17	$1.30	$1.08	$0.93	$1.08	$0.96	$0.77	$1.30
Accumulation unit value at end of period	$1.41	$1.12	$1.21	$1.17	$1.30	$1.08	$0.93	$1.08	$0.96	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	145	205	113	170	207	250	229	219	250	182
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	$1.00	—	—
Accumulation unit value at end of period	$2.64	$2.22	$1.88	$2.01	$1.84	$1.35	$1.16	$1.20	—	—
Number of accumulation units outstanding at end of period (000 omitted)	128	125	133	154	73	47	17	14	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.87	$1.58	$1.69	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68	$1.14
Accumulation unit value at end of period	$2.23	$1.87	$1.58	$1.69	$1.54	$1.13	$0.97	$1.00	$0.84	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	63	72	78	103	182	85	72	53	17	23
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	$1.00	—	—
Accumulation unit value at end of period	$2.38	$2.16	$1.93	$2.02	$1.94	$1.33	$1.14	$1.27	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	26	23	23	11	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.72	$1.65	$1.13	$0.97	$1.08	$0.86	$0.63	$1.03
Accumulation unit value at end of period	$2.04	$1.84	$1.64	$1.72	$1.65	$1.13	$0.97	$1.08	$0.86	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	23	24	37	60	111	81	71	70	90	22
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.09	$1.01	$1.05	$1.03	$1.04	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	684	463	316	309	350	177	95	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.22	$2.04	$1.76	$1.91	$1.89	$1.42	$1.21	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	51	48	90	60	68	54	56	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	123

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.02	$1.01	$1.00	$1.00	$0.96	$1.00	$1.00	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	222	245	299	172	179	172	202	144	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.09	$1.05	$1.08	$1.08	$1.08	$1.07	$1.02	$1.07
Accumulation unit value at end of period	$1.12	$1.10	$1.09	$1.09	$1.05	$1.08	$1.08	$1.08	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	715	1,123	1,240	1,316	2,035	3,166	4,378	4,382	4,922	2,703
Credit Suisse Trust – Commodity Return Strategy Portfolio (06/26/2006)
Accumulation unit value at beginning of period	$0.51	$0.46	$0.62	$0.76	$0.86	$0.89	$1.04	$0.90	$0.77	$1.17
Accumulation unit value at end of period	$0.51	$0.51	$0.46	$0.62	$0.76	$0.86	$0.89	$1.04	$0.90	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	319	368	425	507	583	800	950	1,182	1,097	883
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.13	$1.09	$1.07	$1.09	$1.05	$1.09	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	226	105	53	59	32	—	12	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.10	$1.11	$1.03	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$1.10	$1.11	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	304	398	443	107	89	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	$1.00	—	—
Accumulation unit value at end of period	$1.19	$1.18	$1.10	$1.14	$1.06	$1.14	$1.10	$1.01	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	240	239	202	222	353	119	34	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.31	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08	$1.10
Accumulation unit value at end of period	$1.38	$1.36	$1.28	$1.31	$1.23	$1.32	$1.27	$1.17	$1.14	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	767	868	861	1,079	1,280	2,237	2,570	2,975	13,553	7,067
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19	$1.00	—	—
Accumulation unit value at end of period	$1.63	$1.56	$1.51	$1.55	$1.39	$1.36	$1.06	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	242	220	138	131	35	22	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	$1.00	—	—
Accumulation unit value at end of period	$1.72	$1.32	$1.35	$1.40	$1.48	$1.23	$1.03	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	228	249	161	192	111	108	73	59	—	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	$1.00	—	—
Accumulation unit value at end of period	$1.38	$1.12	$1.05	$1.15	$1.27	$1.07	$0.93	$1.18	—	—
Number of accumulation units outstanding at end of period (000 omitted)	221	121	97	74	54	22	12	—	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.20	$1.19	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	647	586	689	879	1,223	353	288	94	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.03	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.00	$0.98	$1.03	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	87	69	19	6	25	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 1) (04/29/2016)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	681	772	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	$1.00	—	—
Accumulation unit value at end of period	$2.76	$2.11	$2.03	$1.87	$1.69	$1.32	$1.18	$1.21	—	—
Number of accumulation units outstanding at end of period (000 omitted)	66	72	42	31	22	1	—	—	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.54	$1.97	$2.05	$1.97	$1.81	$1.35	$1.21	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	63	62	47	18	15	3	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	$1.00	—	—
Accumulation unit value at end of period	$2.11	$1.78	$1.65	$1.67	$1.52	$1.20	$1.10	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	110	91	86	74	72	31	12	13	—	—

124	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69	$1.14
Accumulation unit value at end of period	$1.80	$1.52	$1.41	$1.42	$1.29	$1.02	$0.93	$0.98	$0.89	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	121	133	137	138	250	270	280	367	7,956	5,981
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	$1.00	—	—
Accumulation unit value at end of period	$2.37	$2.05	$1.83	$1.88	$1.73	$1.30	$1.13	$1.15	—	—
Number of accumulation units outstanding at end of period (000 omitted)	284	264	165	160	158	73	57	25	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	$1.00	—	—
Accumulation unit value at end of period	$2.47	$1.90	$1.87	$1.78	$1.69	$1.31	$1.19	$1.24	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70	61	73	71	49	11	10	—	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	$1.00	—	—
Accumulation unit value at end of period	$1.58	$1.27	$1.34	$1.39	$1.41	$1.21	$1.06	$1.16	—	—
Number of accumulation units outstanding at end of period (000 omitted)	220	190	195	106	43	19	23	34	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	$1.00	—	—
Accumulation unit value at end of period	$1.47	$1.22	$1.28	$1.31	$1.42	$1.19	$1.00	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	52	34	25	21	88	1	—	—	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	$1.00	—	—
Accumulation unit value at end of period	$2.11	$1.84	$1.64	$1.82	$1.68	$1.34	$1.19	$1.17	—	—
Number of accumulation units outstanding at end of period (000 omitted)	153	115	145	131	116	104	64	51	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.04	$1.03	$1.02	$1.04	$1.00	$1.04	$1.04	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	375	249	233	145	179	280	27	13	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.56	$2.25	$1.89	$1.92	$1.74	$1.30	$1.13	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	152	117	85	38	20	18	12	22	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$2.14	$1.80	$1.82	$1.65	$1.23	$1.07	$1.16	$0.97	$0.72	$1.15
Accumulation unit value at end of period	$2.44	$2.14	$1.80	$1.82	$1.65	$1.23	$1.07	$1.16	$0.97	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	68	90	69	44	36	22	18	206	151	119
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	414	441	514	88	51	51	26	25	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	$1.00	—	—
Accumulation unit value at end of period	$2.17	$1.80	$1.76	$1.85	$1.72	$1.36	$1.19	$1.19	—	—
Number of accumulation units outstanding at end of period (000 omitted)	164	178	200	94	86	59	3	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	173	182	275	203	60	10	—	—	—	—
Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.15	$1.16	$1.21	$1.04	$0.86	$1.03	$0.95	$0.77	$1.36
Accumulation unit value at end of period	$1.34	$1.07	$1.15	$1.16	$1.21	$1.04	$0.86	$1.03	$0.95	$0.77
Number of accumulation units outstanding at end of period (000 omitted)	184	149	212	193	262	304	368	444	454	317
Eaton Vance VT Floating-Rate Income Fund – Initial Class (06/26/2006)
Accumulation unit value at beginning of period	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14	$1.13	$1.05	$0.74	$1.03
Accumulation unit value at end of period	$1.31	$1.28	$1.19	$1.22	$1.23	$1.20	$1.14	$1.13	$1.05	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	2,117	2,510	2,759	3,335	4,207	3,372	3,788	4,453	8,753	8,356
Fidelity® VIP Contrafund® Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71	$1.27
Accumulation unit value at end of period	$2.16	$1.80	$1.70	$1.71	$1.56	$1.21	$1.05	$1.10	$0.95	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	2,865	2,838	2,933	2,752	2,772	2,690	2,701	3,123	4,857	9,818
Fidelity® VIP Mid Cap Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74	$1.24
Accumulation unit value at end of period	$2.27	$1.91	$1.73	$1.78	$1.71	$1.27	$1.13	$1.29	$1.01	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	996	1,109	1,119	1,125	988	1,110	1,256	1,724	3,813	6,011

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	125

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Overseas Portfolio Service Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.09	$1.16	$1.14	$1.27	$0.99	$0.83	$1.02	$0.92	$0.74	$1.34
Accumulation unit value at end of period	$1.39	$1.09	$1.16	$1.14	$1.27	$0.99	$0.83	$1.02	$0.92	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	311	345	333	369	348	292	461	655	683	624
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.96	$1.00	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.03	$0.96	$1.00	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,109	1,341	1,024	631	311	—	—	—	—	—
Franklin Global Real Estate VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$0.98	$0.98	$0.99	$0.88	$0.87	$0.69	$0.74	$0.62	$0.53	$0.94
Accumulation unit value at end of period	$1.06	$0.98	$0.98	$0.99	$0.88	$0.87	$0.69	$0.74	$0.62	$0.53
Number of accumulation units outstanding at end of period (000 omitted)	268	310	337	441	477	371	395	588	593	433
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.10	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.22	$1.13	$1.01	$1.10	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,854	1,789	2,141	2,097	361	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72	$1.17
Accumulation unit value at end of period	$1.65	$1.55	$1.35	$1.45	$1.37	$1.08	$0.96	$0.99	$0.90	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	458	472	616	557	626	902	1,011	1,148	1,338	1,691
Franklin Small Cap Value VIP Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69	$1.05
Accumulation unit value at end of period	$2.10	$1.92	$1.50	$1.64	$1.66	$1.23	$1.06	$1.12	$0.88	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	211	224	253	281	367	401	462	700	717	685
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.90	$0.96	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	56	57	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.74	$1.59	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68	$1.09
Accumulation unit value at end of period	$2.13	$1.74	$1.59	$1.62	$1.41	$1.04	$0.92	$0.90	$0.81	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	77	86	113	138	156	232	143	356	224	335
Invesco V.I. American Franchise Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.47	$1.46	$1.42	$1.33	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.84	$1.47	$1.46	$1.42	$1.33	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	55	89	86	98	112	113	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$0.96	$1.02	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.06	$0.96	$1.02	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	925	877	982	764	620	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.72	$1.49	$1.62	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69	$1.09
Accumulation unit value at end of period	$2.00	$1.72	$1.49	$1.62	$1.50	$1.12	$0.96	$0.99	$0.87	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	291	301	335	398	442	555	737	909	3,610	5,243
Invesco V.I. Diversified Dividend Fund, Series II Shares (04/29/2011)
Accumulation unit value at beginning of period	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91	$1.00	—	—	—
Accumulation unit value at end of period	$1.84	$1.72	$1.53	$1.52	$1.37	$1.06	$0.91	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	214	248	196	117	295	250	103	—	—	—
Invesco V.I. Health Care Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.89	$2.17	$2.14	$1.82	$1.32	$1.11	$1.08	$1.05	$0.83	$1.19
Accumulation unit value at end of period	$2.15	$1.89	$2.17	$2.14	$1.82	$1.32	$1.11	$1.08	$1.05	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	149	150	196	162	158	108	124	120	166	138
Invesco V.I. International Growth Fund, Series II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.36	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81	$1.39
Accumulation unit value at end of period	$1.64	$1.36	$1.39	$1.45	$1.47	$1.25	$1.10	$1.20	$1.08	$0.81
Number of accumulation units outstanding at end of period (000 omitted)	194	238	251	298	256	296	359	390	3,323	3,345
Invesco V.I. Mid Cap Growth Fund, Series II Shares (04/27/2012)
Accumulation unit value at beginning of period	$1.37	$1.38	$1.39	$1.31	$0.97	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.65	$1.37	$1.38	$1.39	$1.31	$0.97	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	74	89	106	55	54	45	—	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$0.97	$1.01	$1.12	$1.20	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	615	637	905	810	713	—	—	—	—	—

126	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	$1.01	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	979	1,280	1,061	416	187	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.19	$1.17	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.33	$1.16	$1.14	$1.19	$1.17	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	83	216	159	55	5	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (05/01/2007)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63	$1.06
Accumulation unit value at end of period	$1.88	$1.49	$1.51	$1.46	$1.31	$1.02	$0.88	$0.94	$0.84	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	304	308	389	282	366	519	591	593	9,009	7,617
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.11	$1.13	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	114	201	379	300	—	—	—	—	—
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class (03/27/2015)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.01	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	265	306	432	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (06/26/2006)
Accumulation unit value at beginning of period	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95	$1.56
Accumulation unit value at end of period	$2.23	$1.98	$1.81	$2.15	$1.94	$1.64	$1.47	$1.40	$1.25	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	707	751	867	968	859	903	953	901	892	1,003
Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.37	$1.22	$1.21	$0.94	$1.07	$0.88	$0.63	$1.16
Accumulation unit value at end of period	$1.46	$1.35	$1.33	$1.37	$1.22	$1.21	$0.94	$1.07	$0.88	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	274	288	285	398	470	470	425	429	1,188	2,112
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68	$1.30
Accumulation unit value at end of period	$2.09	$1.53	$1.70	$1.84	$1.83	$1.35	$1.26	$1.38	$1.06	$0.68
Number of accumulation units outstanding at end of period (000 omitted)	89	115	156	219	198	214	203	159	215	268
Neuberger Berman AMT International Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.08	$1.12	$1.12	$1.17	$1.01	$0.87	$1.00	$0.83	$0.63	$1.19
Accumulation unit value at end of period	$1.36	$1.08	$1.12	$1.12	$1.17	$1.01	$0.87	$1.00	$0.83	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	95	32	54	58	75	80	96	100	1,600	1,895
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72	$1.20
Accumulation unit value at end of period	$2.12	$1.82	$1.69	$1.72	$1.58	$1.17	$1.07	$1.12	$0.93	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	41	42	47	90	76	26	35	32	59	84
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	$0.90	$0.92	$0.98	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	145	128	111	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72	$1.22
Accumulation unit value at end of period	$2.05	$1.52	$1.55	$1.52	$1.51	$1.20	$1.01	$1.12	$0.98	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	414	466	608	529	600	520	588	662	679	693
Oppenheimer Global Strategic Income Fund/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98	$1.16
Accumulation unit value at end of period	$1.49	$1.43	$1.36	$1.42	$1.41	$1.43	$1.28	$1.29	$1.14	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2,171	2,464	2,803	3,657	4,997	6,210	7,215	8,228	20,034	21,803
Oppenheimer Main Street Fund®/VA, Service Shares (04/28/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.08	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (06/26/2006)
Accumulation unit value at beginning of period	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65	$1.07
Accumulation unit value at end of period	$2.19	$1.95	$1.68	$1.82	$1.65	$1.19	$1.03	$1.07	$0.88	$0.65
Number of accumulation units outstanding at end of period (000 omitted)	318	266	328	293	247	249	302	320	266	350
PIMCO VIT All Asset Portfolio, Advisor Class (06/26/2006)
Accumulation unit value at beginning of period	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94	$1.14
Accumulation unit value at end of period	$1.55	$1.39	$1.25	$1.39	$1.41	$1.43	$1.26	$1.26	$1.13	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	664	676	795	1,212	1,857	3,141	2,838	2,685	7,054	9,430

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	127

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.95	$0.96	$0.93	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.09	$0.97	$0.95	$0.96	$0.93	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	30	30	30	144	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.99	$0.96	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$0.97	$0.99	$0.96	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	674	522	459	413	345	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.92	$0.98	$0.98	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.94	$0.92	$0.98	$0.98	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	546	562	683	647	510	—	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$0.85	$0.77	$0.53	$0.71	$0.76	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	71	64	34	35	18	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.51	$1.45	$1.48	$1.42	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,353	4,946	6,341	7,140	5,713	4,970	5,014	476	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	$1.00	—	—
Accumulation unit value at end of period	$1.77	$1.51	$1.45	$1.48	$1.43	$1.20	$1.07	$1.12	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,035	1,033	1,077	1,261	1,478	1,463	1,618	1,928	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,898	9,620	9,116	10,238	16,283	18,372	12,111	3,775	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	$1.00	—	—
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.04	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,178	11,918	15,756	18,040	21,050	31,090	32,521	40,233	—	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.04	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$1.01	$1.04	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,360	3,307	2,334	1,046	807	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.06	$1.04	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,704	8,333	7,181	4,376	2,147	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.15	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.12	$1.10	$1.15	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,188	11,881	12,098	8,344	2,515	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.18	$1.15	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.31	$1.16	$1.14	$1.18	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,611	25,760	25,548	20,925	12,152	5,776	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	70,598	72,165	74,996	77,754	79,491	67,842	58,637	23,094	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.31	$1.34	$1.29	$1.18	$1.08	$1.09	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18,555	21,905	25,709	29,311	32,386	32,281	37,613	41,323	—	—

128	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,341	29,087	32,803	34,152	33,555	32,489	29,585	7,132	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	$1.00	—	—
Accumulation unit value at end of period	$1.64	$1.43	$1.38	$1.41	$1.36	$1.19	$1.08	$1.11	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,067	4,200	5,912	6,871	7,968	7,702	10,729	12,286	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,766	23,839	21,997	23,803	26,092	26,691	21,112	8,769	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (05/07/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	$1.00	—	—
Accumulation unit value at end of period	$1.37	$1.26	$1.23	$1.25	$1.21	$1.15	$1.07	$1.07	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,513	18,633	21,994	25,456	29,448	35,259	38,434	42,735	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.10	$1.08	$1.07	$1.08	$1.04	$1.09	$1.06	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	157	145	155	128	225	139	57	51	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00	—	—
Accumulation unit value at end of period	$2.13	$1.82	$1.74	$1.86	$1.90	$1.38	$1.26	$1.29	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	24	24	23	15	—	1	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	$1.00	—	—
Accumulation unit value at end of period	$2.00	$1.90	$1.54	$1.72	$1.71	$1.29	$1.16	$1.23	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	30	23	22	23	14	3	1	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (06/26/2006)
Accumulation unit value at beginning of period	$1.82	$1.47	$1.65	$1.64	$1.23	$1.10	$1.17	$0.95	$0.71	$1.05
Accumulation unit value at end of period	$1.92	$1.82	$1.47	$1.65	$1.64	$1.23	$1.10	$1.17	$0.95	$0.71
Number of accumulation units outstanding at end of period (000 omitted)	141	161	153	207	223	242	374	368	4,518	5,050
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	358	—	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,725	158	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,762	331	—	—	—	—	—	—	—	—
Wanger International (06/26/2006)
Accumulation unit value at beginning of period	$1.52	$1.56	$1.58	$1.68	$1.39	$1.16	$1.38	$1.12	$0.76	$1.42
Accumulation unit value at end of period	$1.99	$1.52	$1.56	$1.58	$1.68	$1.39	$1.16	$1.38	$1.12	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	341	408	437	550	560	585	739	910	2,622	2,386
Wanger USA (06/26/2006)
Accumulation unit value at beginning of period	$1.91	$1.70	$1.74	$1.68	$1.28	$1.08	$1.13	$0.93	$0.67	$1.12
Accumulation unit value at end of period	$2.25	$1.91	$1.70	$1.74	$1.68	$1.28	$1.08	$1.13	$0.93	$0.67
Number of accumulation units outstanding at end of period (000 omitted)	302	354	388	446	440	480	636	744	2,189	2,340
Wells Fargo VT International Equity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.05	$1.13	$0.96	$0.85	$1.00	$0.87	$0.76	$1.32
Accumulation unit value at end of period	$1.31	$1.07	$1.05	$1.05	$1.13	$0.96	$0.85	$1.00	$0.87	$0.76
Number of accumulation units outstanding at end of period (000 omitted)	228	243	235	219	221	241	271	341	5,717	194
Wells Fargo VT Opportunity Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69	$1.17
Accumulation unit value at end of period	$2.28	$1.92	$1.74	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00	$0.69
Number of accumulation units outstanding at end of period (000 omitted)	132	87	125	173	181	293	534	70	55	67
Wells Fargo VT Small Cap Growth Fund – Class 2 (06/26/2006)
Accumulation unit value at beginning of period	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74	$1.28
Accumulation unit value at end of period	$2.51	$2.02	$1.90	$1.99	$2.06	$1.39	$1.31	$1.39	$1.11	$0.74
Number of accumulation units outstanding at end of period (000 omitted)	178	194	254	302	301	335	344	388	377	334

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	129

Variable account charges of 1.45% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.98	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$0.91	$0.98	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	518	454	435	268	45	—	—	—	—	—

Variable account charges of 1.50% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.22	$1.08	$1.06	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	94	22	23	23	3	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.64	$1.63	$1.49	$1.33	$0.99	$1.00
Accumulation unit value at end of period	$2.13	$1.64	$1.63	$1.49	$1.33	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	535	421	481	454	429	210
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.72	$1.17	$1.06	$1.00	—
Accumulation unit value at end of period	$0.97	$0.99	$0.72	$1.17	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	130	230	233	201	39	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.42	$1.50	$1.35	$1.04	$1.00
Accumulation unit value at end of period	$1.79	$1.68	$1.42	$1.50	$1.35	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	534	423	430	438	335	13
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.16	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.13	$1.16	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	691	664	549	458	234	104
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.35	$1.35	$1.24	$1.04	$1.00
Accumulation unit value at end of period	$1.59	$1.41	$1.35	$1.35	$1.24	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1,659	939	654	401	249	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.54	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.59	$0.59	$0.54	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	104	85	68	67	9	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.36	$1.34	$1.21	$1.00	—
Accumulation unit value at end of period	$1.74	$1.45	$1.36	$1.34	$1.21	—
Number of accumulation units outstanding at end of period (000 omitted)	547	423	288	53	12	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.46	$1.47	$1.30	$0.99	$1.00
Accumulation unit value at end of period	$1.90	$1.55	$1.46	$1.47	$1.30	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	118	98	89	46	47	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.86	$0.89	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.86	$0.86	$0.89	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	4	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.31	$1.37	$1.27	$1.02	$1.00
Accumulation unit value at end of period	$1.65	$1.46	$1.31	$1.37	$1.27	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,651	1,677	1,929	1,854	1,684	68
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.87	$0.90	$0.90	$1.00	—
Accumulation unit value at end of period	$1.05	$0.96	$0.87	$0.90	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	35	34	17	26	22	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.91	$0.88	$0.98	$1.02	$1.06	$1.00
Accumulation unit value at end of period	$1.31	$0.91	$0.88	$0.98	$1.02	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	478	397	380	346	296	66
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.84	$0.87	$0.94	$0.95	$1.04	$1.00
Accumulation unit value at end of period	$0.88	$0.84	$0.87	$0.94	$0.95	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	135	118	177	187	139	87

130	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.95	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1,009	1,022	829	1,018	844	64
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.24	$1.13	$1.16	$1.14	$1.09	$1.00
Accumulation unit value at end of period	$1.30	$1.24	$1.13	$1.16	$1.14	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	692	703	799	767	678	51
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.12	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.28	$1.22	$1.12	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	651	686	851	884	1,040	60
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.04	$1.00	$1.05	$1.00
Accumulation unit value at end of period	$1.08	$1.05	$1.03	$1.04	$1.00	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	397	398	209	236	191	95
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.56	$1.46	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.96	$1.55	$1.56	$1.46	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	355	284	219	109	96	34
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.47	$1.48	$1.33	$1.02	$1.00
Accumulation unit value at end of period	$1.93	$1.62	$1.47	$1.48	$1.33	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	761	669	575	566	181	32
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.97	$1.01	$1.02	$1.03	$1.00
Accumulation unit value at end of period	$1.01	$1.01	$0.97	$1.01	$1.02	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	377	272	264	311	245	302
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.07	$0.98	$0.97	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	160	145	41	19	2	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.35	$1.30	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.64	$1.36	$1.35	$1.30	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	100	40	84	56	21	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.46	$1.56	$1.41	$1.04	$1.00
Accumulation unit value at end of period	$1.82	$1.63	$1.46	$1.56	$1.41	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	501	447	483	474	455	40
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.19	$1.15	$1.28	$1.06	$1.00
Accumulation unit value at end of period	$1.38	$1.10	$1.19	$1.15	$1.28	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	243	242	276	250	222	6
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.42	$1.52	$1.39	$1.02	$1.00
Accumulation unit value at end of period	$1.99	$1.68	$1.42	$1.52	$1.39	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	68	70	114	118	72	32
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.47	$1.55	$1.49	$1.02	$1.00
Accumulation unit value at end of period	$1.82	$1.65	$1.47	$1.55	$1.49	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	74	39	16	17	11	7
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.04	$1.07	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.16	$1.12	$1.04	$1.07	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	734	802	582	379	382	235
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.27	$1.38	$1.36	$1.02	$1.00
Accumulation unit value at end of period	$1.60	$1.47	$1.27	$1.38	$1.36	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	103	139	132	122	41	16
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.00	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.01	$1.00	$1.00	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	410	624	274	311	189	159

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	131

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
CTIVPSM – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.03	$0.98	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$1.03	$1.01	$1.03	$0.98	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	85	71	90	68	25	24
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.09	$1.11	$1.03	$1.00	—
Accumulation unit value at end of period	$0.96	$0.98	$1.09	$1.11	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	100	107	48	40	7	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.04	$0.97	$1.04	$1.00
Accumulation unit value at end of period	$1.08	$1.07	$1.00	$1.04	$0.97	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	113	97	133	133	106	79
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.31	$1.27	$1.30	$1.16	$1.14	$1.00
Accumulation unit value at end of period	$1.36	$1.31	$1.27	$1.30	$1.16	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	278	357	328	337	236	26
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.17	$1.21	$1.28	$1.07	$1.00
Accumulation unit value at end of period	$1.49	$1.15	$1.17	$1.21	$1.28	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	296	308	365	315	230	76
CTIVPSM – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.14	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.37	$1.11	$1.04	$1.14	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	192	137	94	51	46	5
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.01	$1.04	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.11	$1.10	$1.01	$1.04	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	980	624	504	564	494	95
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.03	$1.05	$1.00	—
Accumulation unit value at end of period	$1.22	$1.00	$0.98	$1.03	$1.05	—
Number of accumulation units outstanding at end of period (000 omitted)	44	47	39	2	2	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.37	$1.24	$0.97	$1.00
Accumulation unit value at end of period	$2.03	$1.55	$1.49	$1.37	$1.24	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	46	13	15	12	17	6
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.44	$1.38	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.78	$1.38	$1.44	$1.38	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	138	144	93	59	59	26
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.36	$1.38	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.74	$1.47	$1.36	$1.38	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	336	340	340	318	232	6
CTIVPSM – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.46	$1.49	$1.38	$1.03	$1.00
Accumulation unit value at end of period	$1.89	$1.63	$1.46	$1.49	$1.38	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	575	499	382	269	227	39
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.38	$1.35	$1.29	$1.23	$0.95	$1.00
Accumulation unit value at end of period	$1.79	$1.38	$1.35	$1.29	$1.23	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	57	56	73	73	72	15
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.17	$1.22	$1.24	$1.06	$1.00
Accumulation unit value at end of period	$1.38	$1.11	$1.17	$1.22	$1.24	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	155	107	175	97	137	17
CTIVPSM – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.17	$1.20	$1.31	$1.09	$1.00
Accumulation unit value at end of period	$1.34	$1.12	$1.17	$1.20	$1.31	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	102	127	125	131	105	26
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.28	$1.42	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.28	$1.42	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	201	159	169	174	175	73

132	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$0.98	$1.00	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	100	73	42	53	66	41
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.79	$1.51	$1.53	$1.39	$1.04	$1.00
Accumulation unit value at end of period	$2.04	$1.79	$1.51	$1.53	$1.39	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	243	171	173	118	105	3
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	188	192	120	142	84	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.30	$1.36	$1.27	$1.01	$1.00
Accumulation unit value at end of period	$1.60	$1.33	$1.30	$1.36	$1.27	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	376	360	384	387	372	27
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.01	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.96	$0.93	$1.01	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	203	194	172	196	147	75
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.42	$1.44	$1.31	$1.02	$1.00
Accumulation unit value at end of period	$1.81	$1.51	$1.42	$1.44	$1.31	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,054	864	1,041	757	678	66
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.36	$1.41	$1.35	$1.01	$1.00
Accumulation unit value at end of period	$1.79	$1.50	$1.36	$1.41	$1.35	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	350	339	301	180	172	9
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.96	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.09	$1.03	$0.96	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	965	400	467	313	61	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.01	$1.10	$1.07	$1.00	—
Accumulation unit value at end of period	$1.22	$1.13	$1.01	$1.10	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	289	231	367	304	87	—
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.50	$1.31	$1.40	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.60	$1.50	$1.31	$1.40	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	76	78	100	109	48	36
Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.66	$1.30	$1.42	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.81	$1.66	$1.30	$1.42	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	223	190	184	163	161	30
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.92	$0.89	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	24	38	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.02	$0.98	$1.00	—
Accumulation unit value at end of period	$1.14	$1.05	$0.96	$1.02	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	443	270	318	271	102	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.12	$1.20	$1.00	—
Accumulation unit value at end of period	$1.13	$0.97	$1.01	$1.12	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	72	66	162	147	103	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.02	$1.00	$0.99	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	158	155	238	197	2	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.19	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.33	$1.16	$1.14	$1.19	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	65	64	205	209	193	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	133

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Janus Henderson Research Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.43	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.84	$1.46	$1.48	$1.43	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	155	121	87	61	59	3
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.13	$1.12	$1.00	—
Accumulation unit value at end of period	$1.34	$1.13	$1.11	$1.13	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	42	42	45	28	3	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.18	$1.41	$1.27	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.29	$1.18	$1.41	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	968	957	1,040	998	688	66
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.17	$1.26	$1.25	$0.93	$1.00
Accumulation unit value at end of period	$1.43	$1.05	$1.17	$1.26	$1.25	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	86	74	71	60	73	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.56	$1.44	$1.47	$1.36	$1.00	$1.00
Accumulation unit value at end of period	$1.81	$1.56	$1.44	$1.47	$1.36	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	198	200	202	227	36	5
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.95	$0.90	$0.92	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	83	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.39	$1.36	$1.35	$1.08	$1.00
Accumulation unit value at end of period	$1.83	$1.36	$1.39	$1.36	$1.35	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	244	209	180	150	101	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$1.02	$0.98	$0.94	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	92	49	101	90	52	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.68	$1.45	$1.57	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.89	$1.68	$1.45	$1.57	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	214	179	150	152	171	43
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$0.94	$1.05	$1.06	$1.07	$1.00
Accumulation unit value at end of period	$1.17	$1.04	$0.94	$1.05	$1.06	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	388	412	478	587	521	350
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.94	$0.96	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.08	$0.97	$0.94	$0.96	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	60	63	86	81	90	25
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.99	$0.96	$1.00	—
Accumulation unit value at end of period	$1.01	$0.98	$0.97	$0.99	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	180	121	64	66	16	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.92	$0.98	$0.98	$1.00	—
Accumulation unit value at end of period	$0.94	$0.94	$0.92	$0.98	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	283	194	107	99	75	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.53	$0.71	$0.76	$1.00	—
Accumulation unit value at end of period	$0.85	$0.77	$0.53	$0.71	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	111	132	60	75	34	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.29	$1.24	$1.27	$1.22	$1.02	$1.00
Accumulation unit value at end of period	$1.51	$1.29	$1.24	$1.27	$1.22	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	1,832	1,930	1,809	1,488	821	8
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.07	$1.04	$1.03	$1.00
Accumulation unit value at end of period	$1.14	$1.07	$1.05	$1.07	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,587	2,668	2,040	2,098	2,053	616

134	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.03	$1.01	$1.00	—
Accumulation unit value at end of period	$1.09	$1.02	$1.01	$1.03	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	959	1,170	546	393	138	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.15	$1.05	$1.04	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,353	1,646	1,931	484	219	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.15	$1.11	$1.00	—
Accumulation unit value at end of period	$1.29	$1.11	$1.09	$1.15	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	5,349	5,248	4,918	4,206	611	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.18	$1.14	$1.02	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.14	$1.18	$1.14	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	17,508	18,950	19,463	16,833	18,509	9,409
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.15	$1.17	$1.13	$1.03	$1.00
Accumulation unit value at end of period	$1.32	$1.18	$1.15	$1.17	$1.13	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	19,869	20,821	22,307	20,362	16,382	5,878
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.23	$1.19	$1.21	$1.17	$1.03	$1.00
Accumulation unit value at end of period	$1.41	$1.23	$1.19	$1.21	$1.17	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	9,933	9,679	9,330	8,700	6,261	1,516
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.12	$1.08	$1.03	$1.00
Accumulation unit value at end of period	$1.22	$1.12	$1.10	$1.12	$1.08	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4,844	5,886	5,720	6,282	5,751	2,391
Variable Portfolio – Partners Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.02	$1.01	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	181	201	84	84	64	38
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.22	$1.31	$1.34	$0.97	$1.00
Accumulation unit value at end of period	$1.49	$1.28	$1.22	$1.31	$1.34	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	59	56	43	22	26	3
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.51	$1.22	$1.37	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.59	$1.51	$1.22	$1.37	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	54	65	54	40	35	3
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	113	31	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	84	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	421	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.35	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.77	$1.49	$1.35	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	28	29	26	37	40	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	135

Variable account charges of 1.50% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.28	$1.33	$1.38	$0.93	$1.00
Accumulation unit value at end of period	$1.68	$1.36	$1.28	$1.33	$1.38	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	186	195	194	174	134	37
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.98	$1.01	$1.00	—
Accumulation unit value at end of period	$1.10	$1.03	$0.91	$0.98	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	13	28	81	96	—	—

Variable account charges of 1.55% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	10	10	60	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.83	$2.18	$2.17	$1.98	$1.77	$1.31	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	21	29	12	11	17	18	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.97	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	73	51	62	156	13	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.23	$2.09	$1.76	$1.87	$1.68	$1.30	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	137	137	162	173	152	87	29	11
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25	53	109	133	124	78	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.98	$1.76	$1.68	$1.68	$1.55	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	452	509	323	285	242	152	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.54	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.59	$0.54	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	32	29	11	11	11	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.36	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.73	$1.45	$1.36	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	50	64	77	7	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20	$1.00
Accumulation unit value at end of period	$2.67	$2.19	$2.06	$2.08	$1.83	$1.39	$1.25	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	32	36	35	23	12	11	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	36	13	5	10	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20	$1.00
Accumulation unit value at end of period	$2.04	$1.82	$1.63	$1.70	$1.57	$1.26	$1.13	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	32	42	39	38	36	19	55	14
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.96	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	7	7	7	10	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22	$1.00
Accumulation unit value at end of period	$1.39	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	42	74	84	182	202	190	178	13

136	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.94	$0.90	$0.93	$1.01	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	47	49	60	69	71	94	100	4
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.91	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	34	156	11	4	—	—	30	37
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.51	$1.45	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	147	197	216	240	254	139	32	7
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.48	$1.41	$1.30	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	164	186	289	315	330	212	25	18
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.16	$1.13	$1.10	$1.12	$1.08	$1.13	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	216	216	207	224	224	308	75	36
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.61	$2.08	$2.09	$1.95	$1.74	$1.36	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	40	43	71	140	133	129	94	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17	$1.00
Accumulation unit value at end of period	$2.52	$2.11	$1.92	$1.93	$1.73	$1.34	$1.18	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	141	117	90	108	75	62	55	1
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$1.04	$1.00	$1.04	$1.06	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	56	97	104	148	167	73	21	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.98	$0.97	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	26	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.98	$1.64	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	6	9	5	8	8	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.31	$2.07	$1.85	$1.98	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	17	22	23	22	8	14	13	7
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19	$1.00
Accumulation unit value at end of period	$1.53	$1.22	$1.32	$1.28	$1.43	$1.19	$1.03	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	36	60	42	31	25	—	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.62	$2.21	$1.87	$2.01	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	4	21	32	40	32	1	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.37	$2.14	$1.92	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	9	14	18	12	5	7	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.13	$1.08	$1.01	$1.04	$1.03	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	391	468	515	559	755	738	165	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.20	$2.03	$1.75	$1.91	$1.88	$1.42	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	13	14	32	35	17	20	18	11

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	137

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.00	$0.99	$1.00	$0.96	$0.99	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	55	55	55	68	83	92	132	53
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.09	$1.07	$1.09	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	7	28	41	44	118	107	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.09	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.98	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	21	21	17	17	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.18	$1.17	$1.10	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	22	12	20	18	45	153	53	9
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.62	$1.55	$1.51	$1.55	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	60	98	136	217	224	187	184	3
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.32	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.71	$1.32	$1.35	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	54	63	91	149	91	66	75	20
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.37	$1.11	$1.04	$1.15	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	2	2	16	8	8	6	34	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.18	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.20	$1.18	$1.09	$1.12	$1.13	$1.11	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	124	264	296	400	430	261	168	44
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.98	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.00	$0.98	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	21	5	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.74	$2.10	$2.02	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	9	19	23	35	20	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.52	$1.96	$2.04	$1.96	$1.80	$1.35	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	12	12	15	31	19	18	18	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.10	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	9	9	9	6	6	—
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.36	$2.04	$1.82	$1.87	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	45	74	69	74	67	67	60	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24	$1.00
Accumulation unit value at end of period	$2.46	$1.89	$1.86	$1.77	$1.68	$1.30	$1.19	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	7	17	28	31	43	47	20	15
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.33	$1.39	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	22	63	39	38	16	9	9	18
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.46	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	11	11	13	3	3	2	—	—

138	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.09	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	24	24	12	66	66	66	54	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.04	$1.02	$1.02	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	10	10	19	23	10	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.54	$2.23	$1.88	$1.91	$1.74	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	41	39	23	23	23	13	4	7
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.95	$0.96	$0.97	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	139	34	4	3	12	25	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.16	$1.79	$1.76	$1.84	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	8	14	10	1	1	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.92	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.01	$0.96	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	42	60	77	84	32	17	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.34	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	106	153	172	183	205	158	90	20
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.17	$1.83	$1.66	$1.71	$1.64	$1.23	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	30	44	54	149	178	164	131	29
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	21	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.13	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	119	164	192	90	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.86	$1.74	$1.53	$1.63	$1.55	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	10	10	26	26	29	42	14	—
Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.43	$2.23	$1.74	$1.91	$1.93	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	25	23	24	87	89	74	67	5
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	21	16	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	36	41	97	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$0.97	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	44	113	134	110	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	97	57	49	27	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	139

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.19	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.16	$1.14	$1.19	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	4	24	24	15	12	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.31	$1.84	$1.86	$1.80	$1.62	$1.27	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	22	25	27	27	28	18	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.34	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	29	38	49	64	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.65	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.86	$1.65	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	112	116	139	163	174	141	84	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.89	$1.39	$1.54	$1.67	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	8	19	62	83	20	19	—	10
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.22	$1.91	$1.77	$1.81	$1.67	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	5	10	11	13	3	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	20	15	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$2.15	$1.60	$1.63	$1.60	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	110	140	147	290	271	273	200	21
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.94	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$0.94	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	59	106	51	47	51	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22	$1.00
Accumulation unit value at end of period	$2.49	$2.22	$1.92	$2.07	$1.89	$1.36	$1.18	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	54	56	67	60	47	29	29	8
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.30	$1.17	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	67	64	95	276	306	300	159	41
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	3	11	2	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	60	107	33	25	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.98	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.93	$0.92	$0.98	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	23	40	36	2	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.84	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	6	12	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.83	$1.56	$1.50	$1.53	$1.48	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	587	804	779	786	953	800	1,235	332

140	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,710	4,258	4,713	5,123	6,889	9,335	7,524	2,009
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.03	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.01	$1.03	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	131	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.04	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	229	713	416	442	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.29	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,312	2,345	2,416	2,582	472	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12,830	15,474	16,686	16,830	16,475	13,245	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.52	$1.36	$1.32	$1.35	$1.31	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	9,393	12,314	14,787	16,331	17,612	18,226	13,127	4,361
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.67	$1.46	$1.41	$1.44	$1.39	$1.22	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,263	2,153	2,717	2,902	4,584	3,242	2,986	389
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.37	$1.26	$1.23	$1.26	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,769	6,210	7,278	8,645	9,948	11,302	9,437	4,658
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.07	$1.07	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	73	95	100	175	192	38	31
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.12	$1.81	$1.73	$1.86	$1.90	$1.38	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	—	2	1	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.99	$1.89	$1.53	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	3	3	8	8	5	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.16	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	141

Variable account charges of 1.55% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.27	$1.91	$1.73	$1.82	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	9	30	57	62	89	63	47	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.29	$1.85	$1.74	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	5	12	21	22	27	11	15	5
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.91	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$0.91	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	14	—	—	—	—	—	—

Variable account charges of 1.60% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	51	23	44	103	80	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.82	$2.18	$2.16	$1.98	$1.77	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	50	39	33	20	13	5	4	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	210	221	161	3	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.22	$2.08	$1.76	$1.86	$1.68	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	87	61	31	39	13	12	11	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	179	290	272	215	133	8	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.98	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	436	358	304	304	116	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	17	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.45	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.73	$1.45	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	212	115	85	56	24	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.66	$2.18	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	91	101	87	61	15	1	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.03	$1.81	$1.62	$1.70	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	185	143	113	159	117	81	10	2
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	10	—	—	—	—	—	—

142	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.38	$0.96	$0.93	$1.04	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	83	43	46	44	31	22	23	13
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.90	$0.93	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	13	18	14	23	2
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.90	$0.92	$0.93	$0.95	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	358	201	420	102	77	189	164	31
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.44	$1.31	$1.35	$1.33	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	61	77	61	72	34	30	27	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.41	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	93	89	92	30	42	52	32	15
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.10	$1.12	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	129	171	85	105	54	41	41	18
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21	$1.00
Accumulation unit value at end of period	$2.60	$2.07	$2.08	$1.94	$1.73	$1.35	$1.15	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	91	76	86	24	16	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.51	$2.10	$1.91	$1.93	$1.73	$1.34	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	148	184	155	109	48	9	4	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.04	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	26	16	16	14	10	20	27	15
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$0.98	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	11	11	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.97	$1.63	$1.63	$1.57	$1.49	$1.16	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	52	45	50	27	11	2	2	2
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.30	$2.06	$1.84	$1.97	$1.79	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	70	53	57	47	20	6	5	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.52	$1.22	$1.32	$1.28	$1.42	$1.19	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	69	70	28	20	9	3	2	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.61	$2.20	$1.87	$2.00	$1.83	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	53	7	8	12	9	1	2	2
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.36	$2.14	$1.91	$2.01	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	5	4	3	3	15	1	7	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.12	$1.08	$1.01	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	177	110	51	47	33	36	3	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	143

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.19	$2.02	$1.75	$1.90	$1.88	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	48	37	50	7	3	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$0.99	$1.00	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	44	51	9	9	14	31	11	18
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.12	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	5	7	7	21	9	7	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.09	$1.11	$1.03	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.98	$1.09	$1.11	$1.03	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	120	45	1	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.18	$1.17	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	118	97	95	74	41	44	24	15
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.61	$1.55	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	29	27	28	34	3	2	1	1
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.70	$1.31	$1.34	$1.39	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	67	52	62	27	10	2	2	1
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.36	$1.11	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	5	6	10	6	2	2	2	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.12	$1.13	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.17	$1.08	$1.12	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	218	179	160	161	93	39	40	2
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$1.00	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.00	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.73	$2.09	$2.01	$1.86	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	39	40	10	24	12	2	1	1
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23	$1.00
Accumulation unit value at end of period	$2.51	$1.95	$2.03	$1.95	$1.80	$1.34	$1.21	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	15	20	7	6	4	8	4	4
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.09	$1.77	$1.64	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	20	27	46	36	40	—	—	—
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.35	$2.03	$1.82	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	28	49	22	24	24	—	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$2.45	$1.88	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	5	5	7	17	6	2	2	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.57	$1.26	$1.33	$1.38	$1.41	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	100	99	126	68	11	4	9	—

144	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.45	$1.21	$1.27	$1.30	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	39	39	45	37	—	—	2	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.08	$1.83	$1.63	$1.81	$1.68	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	24	17	17	17	1	14	2	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.02	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	13	3	17	2	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.53	$2.23	$1.88	$1.91	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	29	13	9	2	2	2	2	—
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.96	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	16	44	14	15	2	2	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.15	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	21	22	27	12	2	2	2	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.92	$1.00	$0.99	$1.00	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.95	$0.92	$1.00	$0.99	$1.00	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	29	46	50	46	43	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.33	$1.95	$1.84	$1.86	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	116	121	78	68	24	19	38	13
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.16	$1.82	$1.65	$1.71	$1.64	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	121	112	106	62	14	8	8	7
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.96	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$0.96	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	281	248	144	84	26	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.00	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.22	$1.13	$1.00	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	102	115	149	160	32	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.85	$1.74	$1.52	$1.63	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	20	9	10	27	4	1	2	—
Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.42	$2.22	$1.74	$1.90	$1.92	$1.44	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	55	63	51	47	6	2	8	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	206	206	195	149	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.01	$1.12	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.96	$1.01	$1.12	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	26	33	41	16	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	145

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	68	45	81	36	18	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.18	$1.17	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.14	$1.18	$1.17	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	35	34	38	33	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.30	$1.83	$1.86	$1.79	$1.62	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	26	8	10	4	5	3	7	2
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.13	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.13	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	90	93	92	43	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.85	$1.64	$1.50	$1.79	$1.62	$1.37	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	94	132	118	110	44	25	9	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.88	$1.38	$1.54	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	7	19	9	10	9	5	9	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.21	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	1	1	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$2.14	$1.60	$1.63	$1.59	$1.59	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	92	85	105	62	8	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	5	8	89	90	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.48	$2.21	$1.91	$2.07	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	59	41	44	36	10	3	2	2
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.30	$1.16	$1.05	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	28	31	13	30	38	43	21	4
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	7	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	43	10	4	4	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	37	63	47	14	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.53	$0.71	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.84	$0.77	$0.53	$0.71	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	61	5	5	5	—	—	—

146	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.82	$1.56	$1.50	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	640	618	587	542	687	310	313	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.24	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,009	963	1,064	1,209	1,408	4,549	1,746	950
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	25	134	122	105	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	446	615	362	188	8	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,828	3,264	3,035	2,752	1,402	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.10	$1.07	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.08	$1.06	$1.10	$1.07	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,090	7,582	6,721	5,432	1,744	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11	$1.00
Accumulation unit value at end of period	$1.51	$1.36	$1.32	$1.35	$1.30	$1.19	$1.09	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	11,287	12,371	12,366	13,496	12,127	7,268	7,907	2,802
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.45	$1.40	$1.44	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,942	4,045	4,236	3,742	2,982	2,454	1,816	910
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.23	$1.25	$1.22	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	5,675	6,106	6,661	4,365	4,451	1,843	3,191	999
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.09	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	19	28	9	4	7	18	15	4
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.11	$1.81	$1.73	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	17	15	16	10	10	7	7	4
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.98	$1.88	$1.52	$1.71	$1.71	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	19	21	19	20	6	3	5	2
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	581	96	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	147

Variable account charges of 1.60% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	240	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.26	$1.91	$1.73	$1.81	$1.67	$1.30	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	14	58	78	55	59	7	8	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.28	$1.84	$1.73	$1.82	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	59	57	60	24	8	4	5	1
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.03	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.10	$1.03	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	13	18	23	4	—	—	—

Variable account charges of 1.65% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.07	$1.06	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	76	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.15	$1.98	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.81	$2.17	$2.15	$1.98	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	4	16	6	7	8	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.99	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	132	107	59	5	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.75	$1.86	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.22	$2.07	$1.75	$1.86	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	46	80	115	122	152	137	10	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.16	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.15	$1.13	$1.16	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166	123	191	108	94	39	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.97	$1.75	$1.67	$1.67	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	249	300	54	58	67	9	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	7	7	7	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.72	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	46	22	9	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.17	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.65	$2.17	$2.05	$2.07	$1.83	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	15	28	28	36	31	9	9	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	7	7	7	11	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.62	$1.69	$1.57	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.02	$1.80	$1.62	$1.69	$1.57	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	60	69	71	68	114	67	84	—

148	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.05	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	40	10	—	—	8	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.93	$1.03	$1.08	$1.12	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.38	$0.95	$0.93	$1.03	$1.08	$1.12	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	231	178	173	165	197	172	125	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.92	$1.00	$1.01	$1.12	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.90	$0.92	$1.00	$1.01	$1.12	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	50	59	112	133	176	221	48	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.89	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	89	461	157	73	128	57	277	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.50	$1.44	$1.31	$1.35	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	48	59	105	117	127	184	154	93
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07	$1.00
Accumulation unit value at end of period	$1.47	$1.40	$1.29	$1.33	$1.30	$1.26	$1.12	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	104	145	151	176	216	85	48	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.13	$1.10	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.15	$1.13	$1.10	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	210	206	284	338	376	530	72	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$2.07	$1.94	$1.73	$1.35	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.59	$2.06	$2.07	$1.94	$1.73	$1.35	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	36	29	33	30	55	23	9	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.91	$1.93	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.50	$2.09	$1.91	$1.93	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	109	21	569	22	74	15	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$1.00	$1.04	$1.05	$1.06	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	91	184	314	349	304	232	122	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.62	$1.57	$1.49	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.97	$1.63	$1.62	$1.57	$1.49	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	11	11	17	17	46	17	17	1
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.84	$1.97	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.29	$2.06	$1.84	$1.97	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	48	50	60	58	56	37	22	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.32	$1.28	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.52	$1.21	$1.32	$1.28	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	70	75	70	61	67	43	20	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.19	$1.86	$2.00	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.60	$2.19	$1.86	$2.00	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	29	41	43	44	45	10	7	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.13	$1.91	$2.00	$1.93	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.35	$2.13	$1.91	$2.00	$1.93	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	14	28	22	23	46	23	20	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	149

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.12	$1.08	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	194	179	183	87	146	180	102	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.74	$1.90	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.19	$2.01	$1.74	$1.90	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	41	46	51	55	83	44	11	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.00	$0.99	$0.99	$0.96	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$0.99	$0.99	$0.96	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	74	107	133	133	37	45	1	—
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.06	$1.08	$1.04	$1.09	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	17	43	65	85	108	101	7	3
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	17	25	5	5	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.16	$1.09	$1.13	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	44	32	30	33	67	205	43	—
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.60	$1.54	$1.50	$1.54	$1.38	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	63	67	77	72	63	56	13	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.31	$1.34	$1.38	$1.47	$1.22	$1.02	$1.21	$1.00
Accumulation unit value at end of period	$1.70	$1.31	$1.34	$1.38	$1.47	$1.22	$1.02	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	55	45	39	37	56	43	21	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.36	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	31	32	23	8	6	39	33	1
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.11	$1.13	$1.10	$1.05	$1.04	$1.00
Accumulation unit value at end of period	$1.19	$1.17	$1.08	$1.11	$1.13	$1.10	$1.05	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	214	231	307	322	326	224	198	95
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$2.01	$1.85	$1.68	$1.32	$1.18	$1.21	$1.00
Accumulation unit value at end of period	$2.72	$2.09	$2.01	$1.85	$1.68	$1.32	$1.18	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	31	27	36	38	55	26	18	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.03	$1.95	$1.80	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.50	$1.94	$2.03	$1.95	$1.80	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	8	11	11	11	23	9	8	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.63	$1.66	$1.51	$1.20	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.08	$1.76	$1.63	$1.66	$1.51	$1.20	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	5	6	52	32	—
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.03	$1.81	$1.86	$1.72	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.34	$2.03	$1.81	$1.86	$1.72	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	100	68	79	86	67	28	12	1
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$2.44	$1.87	$1.85	$1.77	$1.68	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	4	4	5	8	4	1	1

150	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	42	38	80	33	25	14	8	1
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.27	$1.29	$1.42	$1.19	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.44	$1.20	$1.27	$1.29	$1.42	$1.19	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	6	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.08	$1.82	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	23	25	26	28	32	33	19	22
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.01	$1.01	$1.03	$1.00	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	5	6	5	4	56	58	3	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.22	$1.87	$1.90	$1.73	$1.30	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.52	$2.22	$1.87	$1.90	$1.73	$1.30	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	69	58	66	55	59	72	51	—
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.98	$0.99	$1.01	$1.01	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	67	66	7	66	52	189	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.14	$1.78	$1.75	$1.83	$1.71	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	8	9	17	6	7	3	1	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	21	20	28	37	16	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.32	$1.94	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	144	181	188	186	206	190	62	1
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.65	$1.70	$1.63	$1.22	$1.09	$1.24	$1.00
Accumulation unit value at end of period	$2.15	$1.82	$1.65	$1.70	$1.63	$1.22	$1.09	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	46	72	97	103	121	130	29	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	181	—	—	—	—	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.10	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.12	$1.00	$1.10	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	121	66	75	60	59	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.52	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.85	$1.73	$1.52	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	21	29	44	46	50	43	17	—
Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$2.22	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.41	$2.22	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	14	15	15	17	42	25	7	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	10	4	4	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.96	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.96	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	168	63	63	93	15	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	151

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	3	17	18	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$1.00	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	56	9	4	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.32	$1.15	$1.14	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	248	248	286	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.85	$1.79	$1.61	$1.26	$1.09	$1.17	$1.00
Accumulation unit value at end of period	$2.29	$1.83	$1.85	$1.79	$1.61	$1.26	$1.09	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	27	2	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.11	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.12	$1.11	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	45	63	229	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.64	$1.50	$1.78	$1.61	$1.36	$1.23	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.64	$1.50	$1.78	$1.61	$1.36	$1.23	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	68	74	86	114	137	125	63	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.38	$1.53	$1.66	$1.66	$1.23	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.88	$1.38	$1.53	$1.66	$1.66	$1.23	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	11	7	7	12	18	14	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.20	$1.90	$1.76	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	106	109	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.62	$1.59	$1.58	$1.27	$1.07	$1.18	$1.00
Accumulation unit value at end of period	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.07	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	43	51	47	43	43	24	31	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.02	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	11	6	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.91	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.47	$2.21	$1.91	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	20	9	11	12	11	8	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.04	$1.17	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.04	$1.17	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	79	120	167	234	236	331	159	47
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.08	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	28	92	127	162	173	121	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.98	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	143	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	51	27	—	—	—	—	—

152	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.77	$0.53	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.84	$0.77	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	15	7	7	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.53	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.82	$1.55	$1.49	$1.53	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	2,356	2,526	3,408	3,856	3,725	2,508	2,115	234
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.17	$1.15	$1.17	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,499	3,569	3,503	5,271	7,706	8,419	4,761	306
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	181	181	3	3	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.15	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	319	467	469	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.15	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.09	$1.15	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	951	1,601	1,447	1,291	395	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,630	4,213	4,933	4,621	3,802	1,865	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.32	$1.35	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.51	$1.35	$1.32	$1.35	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	18,633	22,431	23,431	26,340	26,063	27,190	23,508	10,038
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.45	$1.40	$1.43	$1.39	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.66	$1.45	$1.40	$1.43	$1.39	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	6,551	8,536	10,146	9,617	10,786	9,749	7,580	1,963
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.36	$1.26	$1.23	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6,459	7,366	6,822	7,810	9,673	8,976	5,698	1,757
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.07	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	29	64	72	92	102	85	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.72	$1.85	$1.89	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.10	$1.80	$1.72	$1.85	$1.89	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	6	6	6	6	1	1	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.52	$1.71	$1.70	$1.29	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.97	$1.87	$1.52	$1.71	$1.70	$1.29	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	8	16	9	2	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	153

Variable account charges of 1.65% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,220	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	130	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.72	$1.81	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.25	$1.90	$1.72	$1.81	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	19	60	82	105	131	132	27	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.73	$1.81	$1.88	$1.27	$1.20	$1.28	$1.00
Accumulation unit value at end of period	$2.27	$1.83	$1.73	$1.81	$1.88	$1.27	$1.20	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	10	15	25	26	35	33	7	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	9	9	9	8	—	—	—

Variable account charges of 1.70% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	27	27	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.80	$2.16	$2.15	$1.97	$1.76	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	8	15	25	11	10	14	10	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$1.17	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.71	$1.17	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	141	158	168	155	81	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.21	$2.07	$1.75	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	131	136	56	63	36	29	32	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.15	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	297	363	284	244	134	1	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.96	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	576	585	337	101	56	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.72	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	260	253	163	143	51	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.64	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	39	47	50	17	—	37	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.86	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	15	—	—	—	—	—	—

154	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.02	$1.80	$1.61	$1.69	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	138	194	175	103	55	2	41	20
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	27	2	2	23	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.37	$0.95	$0.92	$1.03	$1.08	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	46	59	39	34	40	48	36	51
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.93	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	28	28	7	9	58	48	50	35
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.90	$0.91	$0.93	$0.94	$0.96	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	236	71	—	61	2	19	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	181	204	178	112	125	101	94	5
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.40	$1.28	$1.32	$1.30	$1.26	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	76	131	102	153	141	106	79	35
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.09	$1.11	$1.08	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	182	168	46	31	41	276	121	54
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.58	$2.05	$2.07	$1.93	$1.73	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	124	115	89	47	59	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.49	$2.09	$1.90	$1.92	$1.73	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	295	142	189	70	34	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.03	$1.03	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	296	281	280	236	209	202	253	72
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	61	84	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27	$1.00
Accumulation unit value at end of period	$1.96	$1.62	$1.62	$1.56	$1.48	$1.15	$1.06	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	34	38	63	46	41	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.28	$2.05	$1.83	$1.96	$1.78	$1.32	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	24	25	30	18	4	1	1	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	97	54	36	11	2	44	1	50
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.59	$2.18	$1.86	$1.99	$1.82	$1.35	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	56	78	66	63	44	64	—	20

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	155

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.34	$2.12	$1.90	$2.00	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	15	23	23	21	1	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.12	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	146	164	99	98	197	145	108	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.18	$2.01	$1.74	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	12	6	35	15	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.01	$0.99	$0.99	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	146	131	75	39	43	43	43	211
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.08	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	73	63	19	77	89	51	32	8
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	—	—	42	42	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01	$1.00
Accumulation unit value at end of period	$1.17	$1.16	$1.09	$1.12	$1.06	$1.14	$1.10	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	67	131	105	91	100	108	94	36
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.60	$1.54	$1.49	$1.54	$1.37	$1.36	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	63	143	106	105	31	10	17	31
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.69	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	48	65	59	73	53	13	12	27
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.35	$1.10	$1.04	$1.14	$1.26	$1.07	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	16	19	—	9	30	36	44	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.17	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.17	$1.08	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	110	219	233	298	316	142	184	7
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	2	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.71	$2.08	$2.00	$1.85	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	51	30	16	18	20	18	29	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.49	$1.94	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	34	34	34	34	34	17	16	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.07	$1.76	$1.63	$1.65	$1.51	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	21	21	8	—	9	40	1	—
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.33	$2.02	$1.81	$1.86	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	108	124	90	69	41	5	10	—

156	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$2.43	$1.87	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	13	49	43	46	47	59	67	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.56	$1.25	$1.32	$1.38	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	27	57	87	19	7	6	16	1
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.44	$1.20	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	20	19	15	—	2	1	1	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.07	$1.81	$1.62	$1.80	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	20	27	39	4	5	11	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.03	$1.01	$1.01	$1.02	$0.99	$1.04	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	15	48	61	31	37	19	37	18
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.51	$2.21	$1.87	$1.90	$1.73	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	50	32	31	8	33	32	46	3
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.94	$0.95	$0.96	$0.97	$0.98	$1.01	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	72	75	1	2	5	6	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.13	$1.77	$1.74	$1.82	$1.70	$1.36	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	30	30	23	17	12	37	4	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.92	$1.00	$0.99	$0.99	$1.00	—	—
Accumulation unit value at end of period	$1.00	$0.95	$0.92	$1.00	$0.99	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	67	45	87	95	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.31	$1.93	$1.83	$1.85	$1.69	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	192	211	165	135	110	61	41	47
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$2.15	$1.81	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	72	71	43	71	60	38	37	32
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	256	111	133	97	41	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	242	277	292	213	54	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12	$1.00
Accumulation unit value at end of period	$1.84	$1.73	$1.51	$1.62	$1.54	$1.22	$1.09	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	27	28	21	7	7	27	25	—
Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.40	$2.21	$1.73	$1.90	$1.92	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	80	104	36	44	11	10	11	19
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	19	44	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	157

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$0.95	$1.02	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.05	$0.95	$1.02	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	85	150	117	65	6	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	33	200	215	18	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	82	82	53	40	27	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.15	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	30	32	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$2.28	$1.82	$1.85	$1.79	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	19	24	12	5	—	3	—	20
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	126	155	475	565	72	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.84	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	76	91	84	175	109	60	60	23
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.87	$1.37	$1.53	$1.66	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	1	5	15	19	8	6	7	32
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.20	$1.89	$1.75	$1.80	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	6	3	2	2	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.90	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.90	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	24	125	24	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$2.13	$1.59	$1.62	$1.59	$1.58	$1.27	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	43	102	88	83	1	2	1	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	108	88	124	119	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.46	$2.20	$1.90	$2.06	$1.88	$1.36	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	12	2	3	24	16	1	1	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.29	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	4	4	37	58	256	136	35
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.96	$0.94	$0.96	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.96	$0.94	$0.96	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.97	$0.97	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	34	96	83	122	104	—	—	—

158	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.98	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.93	$0.92	$0.98	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	132	141	142	80	34	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.53	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.84	$0.76	$0.53	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	6	6	6	6	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.81	$1.55	$1.49	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	398	398	365	260	177	197	178	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.23	$1.16	$1.14	$1.16	$1.14	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	3,222	3,879	4,488	4,746	4,786	4,524	4,417	1,365
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.08	$1.02	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	746	663	575	117	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.05	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.05	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,198	2,459	1,701	207	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.28	$1.11	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	561	611	741	256	257	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.18	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.29	$1.15	$1.13	$1.18	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7,478	7,839	7,105	3,310	1,245	795	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	10,390	10,137	9,954	8,562	6,420	5,683	4,862	657
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.65	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	3,348	2,682	2,237	1,599	1,060	595	301	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07	$1.00
Accumulation unit value at end of period	$1.35	$1.25	$1.22	$1.25	$1.21	$1.15	$1.08	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	4,886	7,277	7,268	6,269	3,417	3,282	2,963	1,016
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.06	$1.07	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	53	99	97	80	85	24	21	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.09	$1.80	$1.72	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	1	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.96	$1.87	$1.52	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	11	7	10	4	1	—	2	32

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	159

Variable account charges of 1.70% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	324	41	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	519	80	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.25	$1.90	$1.72	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	58	89	91	96	96	56	64	32
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$2.26	$1.83	$1.73	$1.81	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	24	23	89	94	92	71	47	32
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	27	29	54	99	—	—	—

Variable account charges of 1.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.05	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.14	$1.97	$1.76	$1.31	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.79	$2.15	$2.14	$1.97	$1.76	$1.31	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$1.16	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.71	$1.16	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	15	15	34	—	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$2.06	$1.74	$1.85	$1.67	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.20	$2.06	$1.74	$1.85	$1.67	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	100	101	103	114	26	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.95	$1.74	$1.66	$1.66	$1.54	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	206	62	26	26	4	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.44	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.72	$1.44	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	11	1	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.63	$2.16	$2.04	$2.06	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	9	9	—	—

160	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.89	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.85	$0.89	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.61	$1.68	$1.56	$1.26	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.01	$1.79	$1.61	$1.68	$1.56	$1.26	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	10	10	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.37	$0.95	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	19	23	20	19	11	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$0.89	$0.92	$1.00	$1.01	$1.11	$1.07	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.49	$1.43	$1.30	$1.34	$1.32	$1.27	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	1	1	2	3	3	3	—	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.46	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	10	12	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	3	3	3	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.57	$2.05	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	14	14	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$2.08	$1.90	$1.92	$1.72	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.48	$2.08	$1.90	$1.92	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	12	10	18	17	2	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	7	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.95	$1.62	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	27	27	4	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.83	$1.96	$1.78	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.27	$2.04	$1.83	$1.96	$1.78	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	7	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.51	$1.21	$1.31	$1.27	$1.42	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	161

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$1.85	$1.99	$1.82	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.58	$2.18	$1.85	$1.99	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	1	1	23	22	3	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.12	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.33	$2.12	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	11	—	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.11	$1.07	$1.00	$1.04	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	44	5	9	10	10	10	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.00	$1.73	$1.89	$1.87	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.17	$2.00	$1.73	$1.89	$1.87	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	24	19	19	19	16	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.07	$1.06	$1.08	$1.04	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.95	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.08	$1.12	$1.05	$1.14	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.16	$1.16	$1.08	$1.12	$1.05	$1.14	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	10	14	18	20	19	2	—	—
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.49	$1.53	$1.37	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.59	$1.53	$1.49	$1.53	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.68	$1.30	$1.33	$1.38	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	5	5	—	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.10	$1.03	$1.14	$1.25	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.35	$1.10	$1.03	$1.14	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	16	16	2	—	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.18	$1.16	$1.07	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	11	8	8	9	—	—	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.03	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	$0.97	$1.03	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$2.00	$1.84	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.70	$2.07	$2.00	$1.84	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.48	$1.93	$2.02	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.75	$1.63	$1.65	$1.50	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.07	$1.75	$1.63	$1.65	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

162	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.80	$1.85	$1.71	$1.29	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.32	$2.01	$1.80	$1.85	$1.71	$1.29	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	—	—	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$2.42	$1.86	$1.84	$1.76	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	11	11	—	—	—	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.32	$1.37	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.55	$1.25	$1.32	$1.37	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	10	10	—	—	—	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.61	$1.79	$1.67	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.06	$1.81	$1.61	$1.79	$1.67	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	4	4	4	4	—	—	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	2	4	4	4	4	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.21	$1.86	$1.90	$1.72	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.50	$2.21	$1.86	$1.90	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.95	$0.96	$0.97	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	19	24	9	9	—	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.82	$1.70	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.13	$1.76	$1.74	$1.82	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	15	17	18	13	20	6	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.92	$1.00	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.95	$0.92	$1.00	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	5	9	10	10	1	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$1.82	$1.85	$1.68	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.30	$1.93	$1.82	$1.85	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	7	19	40	43	25	—	—	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$2.14	$1.80	$1.64	$1.70	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	20	29	31	34	9	1	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.02	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	29	40	—	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.21	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	24	24	10	10	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.51	$1.62	$1.53	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.72	$1.51	$1.62	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	—	4	8	9	9	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.40	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	1	2	2	2	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	163

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	10	10	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.04	$0.95	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	337	119	49	51	—	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.11	$1.20	$1.00	—	—	—
Accumulation unit value at end of period	$1.12	$0.96	$1.00	$1.11	$1.20	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	9	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$0.99	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.31	$1.14	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$2.27	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.33	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.83	$1.63	$1.49	$1.78	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	14	21	27	41	14	3	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.37	$1.53	$1.65	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.86	$1.37	$1.53	$1.65	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	—	2	3	4	4	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.75	$1.79	$1.66	$1.23	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.19	$1.89	$1.75	$1.79	$1.66	$1.23	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.89	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	9	9	10	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$2.12	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	1	2	31	32	9	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.19	$1.90	$2.05	$1.87	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.45	$2.19	$1.90	$2.05	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	—	—	18	21	11	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.04	$1.16	$1.18	$1.20	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	63	64	64	69	72	2	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

164	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.97	$0.96	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	119	239	239	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.93	$0.92	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36	48	48	34	16	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.52	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.84	$0.76	$0.52	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	14	14	15	2	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.48	$1.52	$1.47	$1.24	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.80	$1.54	$1.48	$1.52	$1.47	$1.24	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	332	371	544	378	426	38	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.16	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	497	516	773	789	1,246	1,009	154	139
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.04	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	231	214	207	209	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	134	136	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.17	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,367	3,960	4,673	4,877	4,625	3,534	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.50	$1.35	$1.31	$1.34	$1.30	$1.19	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	3,261	4,240	4,248	3,958	2,585	1,300	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.64	$1.44	$1.39	$1.43	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	439	1,515	1,599	1,780	1,730	56	35	32
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.35	$1.25	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,246	2,698	3,025	3,756	5,181	3,281	—	—
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.08	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	3	3	29	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.71	$1.84	$1.88	$1.37	$1.26	$1.29	$1.00
Accumulation unit value at end of period	$2.08	$1.79	$1.71	$1.84	$1.88	$1.37	$1.26	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	165

Variable account charges of 1.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.51	$1.70	$1.70	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.96	$1.86	$1.51	$1.70	$1.70	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	157	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	254	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.89	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.24	$1.89	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.80	$1.87	$1.27	$1.20	$1.27	$1.00
Accumulation unit value at end of period	$2.25	$1.82	$1.72	$1.80	$1.87	$1.27	$1.20	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 1.80% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.08	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.07	$1.05	$1.08	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (07/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.14	$1.96	$1.76	$1.30	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.78	$2.15	$2.14	$1.96	$1.76	$1.30	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	11	10	10	—	—	—	13	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$1.16	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$0.96	$0.98	$0.71	$1.16	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	48	48	50	55	—	—	—
American Century VP Value, Class II (07/19/2010)
Accumulation unit value at beginning of period	$2.05	$1.74	$1.84	$1.66	$1.29	$1.15	$1.16	$1.00
Accumulation unit value at end of period	$2.19	$2.05	$1.74	$1.84	$1.66	$1.29	$1.15	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	18	36	36	37	60	6	6	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	67	74	88	89	56	44	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$1.73	$1.66	$1.66	$1.53	$1.28	$1.14	$1.14	$1.00
Accumulation unit value at end of period	$1.95	$1.73	$1.66	$1.66	$1.53	$1.28	$1.14	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	165	229	68	104	152	—	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.53	$0.71	$0.92	$1.00	—	—	—
Accumulation unit value at end of period	$0.59	$0.59	$0.53	$0.71	$0.92	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.34	$1.21	$1.00	—	—	—
Accumulation unit value at end of period	$1.71	$1.43	$1.35	$1.34	$1.21	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	25	25	6	—	—	—	—

166	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.15	$2.03	$2.05	$1.82	$1.39	$1.24	$1.20	$1.00
Accumulation unit value at end of period	$2.62	$2.15	$2.03	$2.05	$1.82	$1.39	$1.24	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.85	$0.88	$0.91	$0.94	$1.00	—	—	—
Accumulation unit value at end of period	$0.85	$0.85	$0.88	$0.91	$0.94	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.79	$1.60	$1.68	$1.56	$1.25	$1.12	$1.20	$1.00
Accumulation unit value at end of period	$2.00	$1.79	$1.60	$1.68	$1.56	$1.25	$1.12	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	20	61	48	88	96	28	6	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$0.87	$0.90	$0.90	$1.00	—	—	—
Accumulation unit value at end of period	$1.04	$0.95	$0.87	$0.90	$0.90	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21	$1.00
Accumulation unit value at end of period	$1.36	$0.94	$0.92	$1.03	$1.07	$1.11	$0.94	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	64	14	14	15	20	7	4	2
Columbia Variable Portfolio – Global Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.92	$0.99	$1.01	$1.11	$1.06	$1.04	$1.00
Accumulation unit value at end of period	$0.92	$0.89	$0.92	$0.99	$1.01	$1.11	$1.06	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	62	66	11	7	3
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.88	$0.89	$0.91	$0.92	$0.94	$0.96	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	3	9	22	42	59	27	8	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.42	$1.30	$1.34	$1.32	$1.27	$1.11	$1.08	$1.00
Accumulation unit value at end of period	$1.48	$1.42	$1.30	$1.34	$1.32	$1.27	$1.11	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	40	17	23	73	72	19	14	3
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07	$1.00
Accumulation unit value at end of period	$1.45	$1.39	$1.28	$1.32	$1.29	$1.25	$1.11	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	32	5	5	9	50	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.12	$1.09	$1.11	$1.07	$1.12	$1.06	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	13	14	15	58	75	147	26	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20	$1.00
Accumulation unit value at end of period	$2.56	$2.04	$2.06	$1.93	$1.72	$1.35	$1.14	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	3	3	3	3	3	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.89	$1.91	$1.72	$1.33	$1.17	$1.17	$1.00
Accumulation unit value at end of period	$2.47	$2.07	$1.89	$1.91	$1.72	$1.33	$1.17	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	5	3	2	1	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01	$1.00
Accumulation unit value at end of period	$1.02	$1.02	$0.99	$1.03	$1.05	$1.05	$1.01	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	29	73	9	5	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—	—	—
Accumulation unit value at end of period	$1.06	$0.97	$0.96	$0.98	$0.95	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.61	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27	$1.00
Accumulation unit value at end of period	$1.94	$1.61	$1.61	$1.56	$1.48	$1.15	$1.05	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.04	$1.82	$1.95	$1.77	$1.31	$1.13	$1.26	$1.00
Accumulation unit value at end of period	$2.27	$2.04	$1.82	$1.95	$1.77	$1.31	$1.13	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	28	50	55	57	60	20	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	167

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.20	$1.31	$1.27	$1.41	$1.18	$1.02	$1.19	$1.00
Accumulation unit value at end of period	$1.50	$1.20	$1.31	$1.27	$1.41	$1.18	$1.02	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	8	7	—	—	25	23	—	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.17	$1.85	$1.98	$1.82	$1.34	$1.16	$1.20	$1.00
Accumulation unit value at end of period	$2.57	$2.17	$1.85	$1.98	$1.82	$1.34	$1.16	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	68	68	78	74	59	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.11	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27	$1.00
Accumulation unit value at end of period	$2.32	$2.11	$1.89	$1.99	$1.92	$1.32	$1.14	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	30	32	35	23	15	15	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/29/2011)
Accumulation unit value at beginning of period	$1.07	$1.00	$1.03	$1.02	$1.04	$0.94	$1.00	—
Accumulation unit value at end of period	$1.11	$1.07	$1.00	$1.03	$1.02	$1.04	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	17	18	18	19	23	8	1	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.99	$1.73	$1.89	$1.86	$1.41	$1.20	$1.29	$1.00
Accumulation unit value at end of period	$2.16	$1.99	$1.73	$1.89	$1.86	$1.41	$1.20	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	23	23	43	44	46	18	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$0.98	$0.99	$0.95	$0.99	$0.99	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	8	11	3	3	3	395	31	—
CTIVPSM – American Century Diversified Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.10	$1.07	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	24	16	26	3	7	6	—	5
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.09	$1.11	$1.02	$1.00	—	—	—
Accumulation unit value at end of period	$0.94	$0.97	$1.09	$1.11	$1.02	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	2	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.08	$1.12	$1.05	$1.13	$1.09	$1.01	$1.00
Accumulation unit value at end of period	$1.16	$1.15	$1.08	$1.12	$1.05	$1.13	$1.09	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	37	38	40	21	23	24	18	—
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.53	$1.48	$1.53	$1.37	$1.35	$1.06	$1.19	$1.00
Accumulation unit value at end of period	$1.59	$1.53	$1.48	$1.53	$1.37	$1.35	$1.06	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	10	7	5	15	35	4	1	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.29	$1.33	$1.37	$1.46	$1.22	$1.02	$1.20	$1.00
Accumulation unit value at end of period	$1.68	$1.29	$1.33	$1.37	$1.46	$1.22	$1.02	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	77	92	21	—	—
CTIVPSM – DFA International Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.13	$1.25	$1.06	$0.93	$1.18	$1.00
Accumulation unit value at end of period	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06	$0.93	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	—	1	1	4	—	1	—	3
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (07/19/2010)
Accumulation unit value at beginning of period	$1.16	$1.07	$1.11	$1.12	$1.10	$1.04	$1.04	$1.00
Accumulation unit value at end of period	$1.17	$1.16	$1.07	$1.11	$1.12	$1.10	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	115	98	136	350	323	13	8	4
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.02	$1.05	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$0.99	$0.97	$1.02	$1.05	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	48	—	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.07	$1.99	$1.84	$1.67	$1.31	$1.17	$1.21	$1.00
Accumulation unit value at end of period	$2.69	$2.07	$1.99	$1.84	$1.67	$1.31	$1.17	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	18	1	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.93	$2.01	$1.94	$1.79	$1.34	$1.20	$1.23	$1.00
Accumulation unit value at end of period	$2.47	$1.93	$2.01	$1.94	$1.79	$1.34	$1.20	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	41	45	—	—	—

168	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.74	$1.62	$1.65	$1.50	$1.19	$1.10	$1.16	$1.00
Accumulation unit value at end of period	$2.06	$1.74	$1.62	$1.65	$1.50	$1.19	$1.10	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	31	31	31	43	47	—	—	—
CTIVPSM – MFS® Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.01	$1.80	$1.85	$1.71	$1.28	$1.13	$1.15	$1.00
Accumulation unit value at end of period	$2.31	$2.01	$1.80	$1.85	$1.71	$1.28	$1.13	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	—	18	18	23	1	—	—	8
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.83	$1.75	$1.67	$1.30	$1.18	$1.23	$1.00
Accumulation unit value at end of period	$2.41	$1.86	$1.83	$1.75	$1.67	$1.30	$1.18	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	20	20	21	43	24	5	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.31	$1.37	$1.40	$1.20	$1.06	$1.16	$1.00
Accumulation unit value at end of period	$1.54	$1.24	$1.31	$1.37	$1.40	$1.20	$1.06	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	21	23	27	35	10	10	9	3
CTIVPSM – Pyramis® International Equity Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17	$1.00
Accumulation unit value at end of period	$1.43	$1.19	$1.26	$1.29	$1.41	$1.18	$1.00	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	1	—	—	—	—	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.61	$1.79	$1.66	$1.33	$1.19	$1.17	$1.00
Accumulation unit value at end of period	$2.05	$1.80	$1.61	$1.79	$1.66	$1.33	$1.19	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.02	$1.01	$1.00	$1.02	$0.99	$1.03	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	23	25	27	29	31	33	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.86	$1.89	$1.72	$1.29	$1.13	$1.23	$1.00
Accumulation unit value at end of period	$2.50	$2.20	$1.86	$1.89	$1.72	$1.29	$1.13	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	20	18	—	—	—	—	—	—
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.97	$0.98	$1.00	$1.00	$1.00	$1.00
Accumulation unit value at end of period	$0.93	$0.94	$0.95	$0.97	$0.98	$1.00	$1.00	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	12	12	12	18	23	12	7	3
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.76	$1.73	$1.82	$1.70	$1.35	$1.19	$1.19	$1.00
Accumulation unit value at end of period	$2.12	$1.76	$1.73	$1.82	$1.70	$1.35	$1.19	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	—	—	21	50	54	—	4	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.92	$1.00	$0.98	$0.99	$1.00	—	—
Accumulation unit value at end of period	$0.99	$0.94	$0.92	$1.00	$0.98	$0.99	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	80	80	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.92	$1.82	$1.84	$1.68	$1.31	$1.15	$1.20	$1.00
Accumulation unit value at end of period	$2.30	$1.92	$1.82	$1.84	$1.68	$1.31	$1.15	$1.20
Number of accumulation units outstanding at end of period (000 omitted)	22	43	47	63	53	19	—	8
Fidelity® VIP Mid Cap Portfolio Service Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.80	$1.64	$1.69	$1.63	$1.22	$1.08	$1.24	$1.00
Accumulation unit value at end of period	$2.13	$1.80	$1.64	$1.69	$1.63	$1.22	$1.08	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	9	29	27	31	49	30	7	4
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.96	$0.99	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.01	$0.96	$0.99	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	6	25	—	—	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.09	$1.06	$1.00	—	—	—
Accumulation unit value at end of period	$1.20	$1.12	$1.00	$1.09	$1.06	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	20	40	47	96	25	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.72	$1.50	$1.61	$1.53	$1.22	$1.08	$1.12	$1.00
Accumulation unit value at end of period	$1.83	$1.72	$1.50	$1.61	$1.53	$1.22	$1.08	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	28	50	50	109	114	21	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	169

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Franklin Small Cap Value VIP Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30	$1.00
Accumulation unit value at end of period	$2.39	$2.20	$1.72	$1.89	$1.91	$1.43	$1.23	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	4	3	3	2	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.90	$0.96	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.89	$0.90	$0.96	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.01	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.13	$1.04	$0.95	$1.01	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	26	26	26	26	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.11	$1.19	$1.00	—	—	—
Accumulation unit value at end of period	$1.11	$0.96	$1.00	$1.11	$1.19	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	70	78	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.99	$1.00	$0.98	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$0.99	$1.00	$0.98	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	30	26	35	42	47	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.18	$1.16	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.30	$1.14	$1.13	$1.18	$1.16	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	5	5	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17	$1.00
Accumulation unit value at end of period	$2.26	$1.81	$1.84	$1.78	$1.61	$1.26	$1.08	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	5	4	4	4	4	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.10	$1.13	$1.12	$1.00	—	—	—
Accumulation unit value at end of period	$1.32	$1.12	$1.10	$1.13	$1.12	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	38	39	50	49	—	—	—	—
MFS® Utilities Series – Service Class (07/19/2010)
Accumulation unit value at beginning of period	$1.62	$1.48	$1.77	$1.61	$1.36	$1.22	$1.17	$1.00
Accumulation unit value at end of period	$1.82	$1.62	$1.48	$1.77	$1.61	$1.36	$1.22	$1.17
Number of accumulation units outstanding at end of period (000 omitted)	33	46	49	43	38	19	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.36	$1.52	$1.65	$1.65	$1.22	$1.15	$1.26	$1.00
Accumulation unit value at end of period	$1.86	$1.36	$1.52	$1.65	$1.65	$1.22	$1.15	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	38	42	50	27	1	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.74	$1.79	$1.65	$1.22	$1.13	$1.18	$1.00
Accumulation unit value at end of period	$2.18	$1.88	$1.74	$1.79	$1.65	$1.22	$1.13	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	15	15	19	23	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.92	$0.98	$1.00	—	—	—	—
Accumulation unit value at end of period	$0.94	$0.89	$0.92	$0.98	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	11	12	13	14	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18	$1.00
Accumulation unit value at end of period	$2.11	$1.58	$1.61	$1.58	$1.58	$1.26	$1.06	$1.18
Number of accumulation units outstanding at end of period (000 omitted)	29	29	29	—	—	1	10	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.97	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.01	$0.97	$0.93	$0.97	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	134	—	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (07/19/2010)
Accumulation unit value at beginning of period	$2.18	$1.89	$2.05	$1.87	$1.35	$1.17	$1.22	$1.00
Accumulation unit value at end of period	$2.44	$2.18	$1.89	$2.05	$1.87	$1.35	$1.17	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	2	17	3	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.03	$1.16	$1.17	$1.19	$1.06	$1.06	$1.00
Accumulation unit value at end of period	$1.28	$1.15	$1.03	$1.16	$1.17	$1.19	$1.06	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	16	—	5	5	—	133	—	—

170	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00	—	—
Accumulation unit value at end of period	$1.07	$0.95	$0.93	$0.95	$0.93	$1.03	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.96	$1.00	—	—	—
Accumulation unit value at end of period	$1.00	$0.97	$0.96	$0.98	$0.96	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.93	$0.92	$0.97	$0.97	$1.00	—	—	—
Accumulation unit value at end of period	$0.93	$0.93	$0.92	$0.97	$0.97	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	30	37	40	—	—	—	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.52	$0.70	$0.76	$1.00	—	—	—
Accumulation unit value at end of period	$0.83	$0.76	$0.52	$0.70	$0.76	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	2	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.54	$1.48	$1.52	$1.46	$1.23	$1.11	$1.16	$1.00
Accumulation unit value at end of period	$1.80	$1.54	$1.48	$1.52	$1.46	$1.23	$1.11	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	57	81	82	9	—
Variable Portfolio – Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.15	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05	$1.00
Accumulation unit value at end of period	$1.22	$1.15	$1.14	$1.16	$1.13	$1.12	$1.06	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	1,112	1,670	1,748	1,743	1,789	1,213	494	116
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—	—	—
Accumulation unit value at end of period	$1.07	$1.01	$1.00	$1.03	$1.00	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.07	$1.04	$1.00	—	—	—
Accumulation unit value at end of period	$1.14	$1.04	$1.03	$1.07	$1.04	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	16	26	26	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.09	$1.14	$1.11	$1.00	—	—	—
Accumulation unit value at end of period	$1.27	$1.10	$1.09	$1.14	$1.11	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.17	$1.14	$1.02	$1.00	—	—
Accumulation unit value at end of period	$1.28	$1.14	$1.12	$1.17	$1.14	$1.02	—	—
Number of accumulation units outstanding at end of period (000 omitted)	9	79	102	63	66	10	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.34	$1.31	$1.34	$1.30	$1.18	$1.09	$1.10	$1.00
Accumulation unit value at end of period	$1.49	$1.34	$1.31	$1.34	$1.30	$1.18	$1.09	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	736	721	1,582	1,703	1,885	1,235	430	163
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.43	$1.39	$1.42	$1.38	$1.21	$1.10	$1.13	$1.00
Accumulation unit value at end of period	$1.64	$1.43	$1.39	$1.42	$1.38	$1.21	$1.10	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	389	423	423	629	698	572	177	102
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.24	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07	$1.00
Accumulation unit value at end of period	$1.34	$1.24	$1.22	$1.24	$1.21	$1.15	$1.07	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	1,655	1,603	1,639	1,671	2,005	1,751	745	198
Variable Portfolio – Partners Core Bond Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00	$1.00
Accumulation unit value at end of period	$1.07	$1.06	$1.05	$1.07	$1.03	$1.08	$1.05	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	2	2	3	9	62	22	21	5

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	171

Variable account charges of 1.80% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012	2011	2010
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.78	$1.71	$1.84	$1.88	$1.37	$1.25	$1.29	$1.00
Accumulation unit value at end of period	$2.08	$1.78	$1.71	$1.84	$1.88	$1.37	$1.25	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	13	13	—	—	2
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (07/19/2010)
Accumulation unit value at beginning of period	$1.86	$1.51	$1.70	$1.69	$1.28	$1.15	$1.23	$1.00
Accumulation unit value at end of period	$1.95	$1.86	$1.51	$1.70	$1.69	$1.28	$1.15	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	4	4	4	2
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	19	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	—	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.88	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23	$1.00
Accumulation unit value at end of period	$2.23	$1.88	$1.71	$1.80	$1.66	$1.29	$1.14	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	2	24	6	6	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (07/19/2010)
Accumulation unit value at beginning of period	$1.82	$1.72	$1.80	$1.87	$1.27	$1.19	$1.27	$1.00
Accumulation unit value at end of period	$2.24	$1.82	$1.72	$1.80	$1.87	$1.27	$1.19	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	25	24	24	26	40	15	1	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.98	$1.01	$1.00	—	—	—
Accumulation unit value at end of period	$1.09	$1.02	$0.90	$0.98	$1.01	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—

Variable account charges of 1.85% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.20	$1.07	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	126	104	104	28	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$2.09	$1.62	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.95	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	1	2	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.40	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.76	$1.65	$1.40	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	60	44	44	21	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.12	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	116	120	145	56	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	341	268	78	45	—	—
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.59	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.58	$0.59	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

172	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.35	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$1.71	$1.43	$1.35	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	53	55	29	31	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.44	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.86	$1.53	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	5	5	5	3	2	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.84	$0.88	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.85	$0.84	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	15	27	175	179	72	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.87	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$1.04	$0.94	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.89	$0.87	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.29	$0.89	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	13	—	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.83	$0.85	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.92	$0.93	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.92	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	29	1	73	78	78	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.14	$1.12	$1.09	$1.00
Accumulation unit value at end of period	$1.25	$1.20	$1.10	$1.14	$1.12	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	13	26	93	97	107	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.04	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.05	$1.04	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	49	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.92	$1.53	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.45	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	93	57	57	57	41	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.02	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.96	$1.00	$1.02	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	47	43	43	24	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.05	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.33	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.61	$1.33	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	12	5	5	21	2	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	173

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.44	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.79	$1.61	$1.44	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	30	32	34	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	8	8	6	16	2	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.40	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.45	$1.53	$1.48	$1.01	$1.00
Accumulation unit value at end of period	$1.79	$1.62	$1.45	$1.53	$1.48	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	6	5	5	3	2	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.02	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.14	$1.10	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	34	17	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.37	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.44	$1.25	$1.37	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.99	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	30	12	12	12	—	—
CTIVPSM – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.02	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$1.00	$1.02	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.08	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$0.94	$0.97	$1.08	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1	18	9	9	2	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	25	—	—	—	—	—
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	2	1	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.46	$1.13	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	20	9	9	9	—	—
CTIVPSM – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.34	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	79	17	17	17	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.03	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.08	$1.00	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	11	11	11	47	—	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$1.20	$0.99	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.47	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.99	$1.53	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—

174	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.42	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.75	$1.36	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.45	$1.34	$1.37	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.71	$1.45	$1.34	$1.37	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—
CTIVPSM – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.44	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.85	$1.60	$1.44	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	266	49	78	81	30	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.34	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.76	$1.35	$1.34	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.36	$1.09	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	34	34	18	18	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.32	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.42	$1.27	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.61	$1.42	$1.27	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	15	17	46	47	31	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.97	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.49	$1.52	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$2.00	$1.76	$1.49	$1.52	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	1	1	—	—	—	—
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.95	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.92	$0.94	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	27	25	24	25	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.35	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.57	$1.30	$1.28	$1.35	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	14	14	14	14	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.91	$1.00	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.99	$0.94	$0.91	$1.00	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	16	16	16	16	3	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.49	$1.41	$1.43	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.78	$1.49	$1.41	$1.43	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	44	51	55	51	6	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.35	$1.40	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.75	$1.48	$1.35	$1.40	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	89	36	36	52	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.07	$1.01	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	66	37	42	24	—	—
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.20	$1.12	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	111	111	99	83	15	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	175

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.29	$1.38	$1.32	$1.05	$1.00
Accumulation unit value at end of period	$1.57	$1.47	$1.29	$1.38	$1.32	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	19	16	17	33	—	—
Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.28	$1.41	$1.43	$1.07	$1.00
Accumulation unit value at end of period	$1.78	$1.63	$1.28	$1.41	$1.43	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.88	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	27	25	25	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.12	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	54	54	43	19	107	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.11	$0.96	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	101	148	57	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.99	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	2	13	12	12	1	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.18	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.13	$1.18	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	8	8	8	8	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	3	—	—	11	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.32	$1.11	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	22	22	22	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.16	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	100	49	102	116	6	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.15	$1.25	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.40	$1.03	$1.15	$1.25	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.78	$1.53	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.37	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.37	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.01	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	28	26	26	19	—	—
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.43	$1.55	$1.42	$1.03	$1.00
Accumulation unit value at end of period	$1.85	$1.65	$1.43	$1.55	$1.42	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1	1	3	3	4	—

176	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$0.93	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.14	$1.03	$0.93	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.95	$0.93	$1.03	$1.00
Accumulation unit value at end of period	$1.06	$0.95	$0.93	$0.95	$0.93	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.00	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	79	77	77	71	52	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.91	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.92	$0.92	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	13	13	22	23	8	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.83	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	248	214	214	214	214	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.06	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.06	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	377	450	382	429	348	—
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.07	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	2,126	2,089	1,710	883	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.13	$1.04	$1.03	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	401	579	664	388	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.27	$1.10	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	81	81	269	82	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.28	$1.14	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	385	518	602	568	127	85
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	2,751	3,471	3,781	3,517	1,607	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.20	$1.17	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.17	$1.20	$1.17	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	263	324	405	393	242	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.11	$1.08	$1.11	$1.08	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.11	$1.08	$1.11	$1.08	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	2,174	2,324	2,316	2,101	972	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	177

Variable account charges of 1.85% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Variable Portfolio – Partners Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$1.00	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	24	24	23	24	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.21	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.46	$1.26	$1.21	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.21	$1.36	$1.36	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.48	$1.21	$1.36	$1.36	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.74	$1.47	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.65	$1.33	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	12	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$1.08	$1.02	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	2	2	6	6	6	—

Variable account charges of 1.90% of the daily net assets of the variable account.

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
AB VPS Dynamic Asset Allocation Portfolio (Class B) (04/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.05	$1.08	$1.06	$1.00	—
Accumulation unit value at end of period	$1.19	$1.06	$1.05	$1.08	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio (Class B) (04/30/2012)
Accumulation unit value at beginning of period	$1.61	$1.61	$1.48	$1.32	$0.98	$1.00
Accumulation unit value at end of period	$2.08	$1.61	$1.61	$1.48	$1.32	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio: Class III (04/30/2013)
Accumulation unit value at beginning of period	$0.98	$0.71	$1.16	$1.06	$1.00	—
Accumulation unit value at end of period	$0.95	$0.98	$0.71	$1.16	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
American Century VP Value, Class II (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.39	$1.48	$1.34	$1.04	$1.00
Accumulation unit value at end of period	$1.75	$1.65	$1.39	$1.48	$1.34	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund (Class III) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.11	$1.15	$1.15	$1.02	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.11	$1.15	$1.15	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Balanced Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.39	$1.33	$1.33	$1.23	$1.03	$1.00
Accumulation unit value at end of period	$1.56	$1.39	$1.33	$1.33	$1.23	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

178	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.58	$0.53	$0.71	$0.92	$1.00	—
Accumulation unit value at end of period	$0.58	$0.58	$0.53	$0.71	$0.92	—
Number of accumulation units outstanding at end of period (000 omitted)	6	6	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.43	$1.34	$1.33	$1.20	$1.00	—
Accumulation unit value at end of period	$1.70	$1.43	$1.34	$1.33	$1.20	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Disciplined Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.44	$1.46	$1.29	$0.99	$1.00
Accumulation unit value at end of period	$1.85	$1.52	$1.44	$1.46	$1.29	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.84	$0.88	$0.91	$0.94	$1.00	—
Accumulation unit value at end of period	$0.85	$0.84	$0.88	$0.91	$0.94	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.29	$1.36	$1.26	$1.01	$1.00
Accumulation unit value at end of period	$1.61	$1.44	$1.29	$1.36	$1.26	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	30	20	—
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.94	$0.87	$0.89	$0.90	$1.00	—
Accumulation unit value at end of period	$1.03	$0.94	$0.87	$0.89	$0.90	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.89	$0.87	$0.97	$1.01	$1.05	$1.00
Accumulation unit value at end of period	$1.28	$0.89	$0.87	$0.97	$1.01	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	10	—
Columbia Variable Portfolio – Global Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.83	$0.85	$0.93	$0.94	$1.04	$1.00
Accumulation unit value at end of period	$0.86	$0.83	$0.85	$0.93	$0.94	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Government Money Market Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.91	$0.93	$0.95	$0.97	$0.99	$1.00
Accumulation unit value at end of period	$0.90	$0.91	$0.93	$0.95	$0.97	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – High Yield Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.22	$1.11	$1.15	$1.13	$1.09	$1.00
Accumulation unit value at end of period	$1.27	$1.22	$1.11	$1.15	$1.13	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	29	31	34	35	37	—
Columbia Variable Portfolio – Income Opportunities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.20	$1.10	$1.14	$1.12	$1.08	$1.00
Accumulation unit value at end of period	$1.25	$1.20	$1.10	$1.14	$1.12	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.01	$1.03	$1.00	$1.04	$1.00
Accumulation unit value at end of period	$1.05	$1.03	$1.01	$1.03	$1.00	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	10	10	103	—	—	—
Columbia Variable Portfolio – Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.54	$1.44	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.91	$1.52	$1.54	$1.44	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (04/30/2012)
Accumulation unit value at beginning of period	$1.59	$1.45	$1.47	$1.32	$1.02	$1.00
Accumulation unit value at end of period	$1.89	$1.59	$1.45	$1.47	$1.32	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	9	9	—	—	—	—
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.96	$1.00	$1.01	$1.02	$1.00
Accumulation unit value at end of period	$0.99	$0.99	$0.96	$1.00	$1.01	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.96	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$1.05	$0.96	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	179

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.33	$1.29	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.60	$1.33	$1.33	$1.29	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Mid Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.43	$1.54	$1.40	$1.04	$1.00
Accumulation unit value at end of period	$1.78	$1.60	$1.43	$1.54	$1.40	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Overseas Core Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.17	$1.14	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.08	$1.17	$1.14	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	7	7	—	34	26	—
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.40	$1.51	$1.38	$1.02	$1.00
Accumulation unit value at end of period	$1.95	$1.65	$1.40	$1.51	$1.38	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.62	$1.45	$1.53	$1.47	$1.01	$1.00
Accumulation unit value at end of period	$1.78	$1.62	$1.45	$1.53	$1.47	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – Strategic Income Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.02	$1.06	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.14	$1.09	$1.02	$1.06	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.25	$1.36	$1.35	$1.02	$1.00
Accumulation unit value at end of period	$1.56	$1.44	$1.25	$1.36	$1.35	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.99	$0.99	$0.99	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$1.00	$0.99	$0.99	$0.99	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – American Century Diversified Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.01	$0.99	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.04	$1.01	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$1.08	$1.10	$1.02	$1.00	—
Accumulation unit value at end of period	$0.94	$0.97	$1.08	$1.10	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$0.99	$1.03	$0.96	$1.04	$1.00
Accumulation unit value at end of period	$1.06	$1.05	$0.99	$1.03	$0.96	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	127
CTIVPSM – CenterSquare Real Estate Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.29	$1.15	$1.14	$1.00
Accumulation unit value at end of period	$1.33	$1.28	$1.25	$1.29	$1.15	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Columbia Wanger International Equities Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.13	$1.16	$1.20	$1.27	$1.06	$1.00
Accumulation unit value at end of period	$1.46	$1.13	$1.16	$1.20	$1.27	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – DFA International Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.03	$1.13	$1.25	$1.06	$1.00
Accumulation unit value at end of period	$1.33	$1.09	$1.03	$1.13	$1.25	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)* (04/30/2012)
Accumulation unit value at beginning of period	$1.08	$1.00	$1.03	$1.05	$1.03	$1.00
Accumulation unit value at end of period	$1.09	$1.08	$1.00	$1.03	$1.05	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10	10	55	57	60	—
*CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) liquidated on April 27, 2018.
CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (04/30/2013)
Accumulation unit value at beginning of period	$0.99	$0.97	$1.02	$1.04	$1.00	—
Accumulation unit value at end of period	$1.20	$0.99	$0.97	$1.02	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

180	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
CTIVPSM – Loomis Sayles Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.52	$1.47	$1.36	$1.23	$0.97	$1.00
Accumulation unit value at end of period	$1.98	$1.52	$1.47	$1.36	$1.23	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.36	$1.42	$1.37	$1.27	$0.95	$1.00
Accumulation unit value at end of period	$1.74	$1.36	$1.42	$1.37	$1.27	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.34	$1.36	$1.25	$0.99	$1.00
Accumulation unit value at end of period	$1.70	$1.44	$1.34	$1.36	$1.25	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – MFS® Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.60	$1.43	$1.48	$1.37	$1.03	$1.00
Accumulation unit value at end of period	$1.84	$1.60	$1.43	$1.48	$1.37	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.35	$1.33	$1.28	$1.22	$0.95	$1.00
Accumulation unit value at end of period	$1.75	$1.35	$1.33	$1.28	$1.22	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Oppenheimer International Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.09	$1.15	$1.21	$1.23	$1.05	$1.00
Accumulation unit value at end of period	$1.35	$1.09	$1.15	$1.21	$1.23	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Pyramis® International Equity Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.16	$1.19	$1.30	$1.09	$1.00
Accumulation unit value at end of period	$1.31	$1.10	$1.16	$1.19	$1.30	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.41	$1.26	$1.41	$1.31	$1.04	$1.00
Accumulation unit value at end of period	$1.61	$1.41	$1.26	$1.41	$1.31	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – TCW Core Plus Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.97	$0.97	$0.98	$0.96	$1.00	$1.00
Accumulation unit value at end of period	$0.98	$0.97	$0.97	$0.98	$0.96	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.76	$1.49	$1.51	$1.38	$1.04	$1.00
Accumulation unit value at end of period	$1.99	$1.76	$1.49	$1.51	$1.38	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$0.93	$0.95	$0.96	$0.97	$1.00	$1.00
Accumulation unit value at end of period	$0.92	$0.93	$0.95	$0.96	$0.97	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.30	$1.28	$1.35	$1.26	$1.00	$1.00
Accumulation unit value at end of period	$1.57	$1.30	$1.28	$1.35	$1.26	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Deutsche Alternative Asset Allocation VIP, Class B (04/30/2012)
Accumulation unit value at beginning of period	$0.94	$0.91	$0.99	$0.98	$0.99	$1.00
Accumulation unit value at end of period	$0.99	$0.94	$0.91	$0.99	$0.98	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.40	$1.42	$1.30	$1.01	$1.00
Accumulation unit value at end of period	$1.77	$1.48	$1.40	$1.42	$1.30	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	28	31	33	70	75	—
Fidelity® VIP Mid Cap Portfolio Service Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.34	$1.39	$1.34	$1.00	$1.00
Accumulation unit value at end of period	$1.75	$1.48	$1.34	$1.39	$1.34	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Fidelity® VIP Strategic Income Portfolio Service Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$0.95	$0.99	$0.98	$1.00	—
Accumulation unit value at end of period	$1.07	$1.01	$0.95	$0.99	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	59	64	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	181

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Franklin Income VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.00	$1.09	$1.06	$1.00	—
Accumulation unit value at end of period	$1.20	$1.11	$1.00	$1.09	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Franklin Mutual Shares VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.29	$1.38	$1.32	$1.04	$1.00
Accumulation unit value at end of period	$1.56	$1.47	$1.29	$1.38	$1.32	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Franklin Small Cap Value VIP Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.63	$1.28	$1.40	$1.42	$1.07	$1.00
Accumulation unit value at end of period	$1.77	$1.63	$1.28	$1.40	$1.42	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	6	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (06/30/2014)
Accumulation unit value at beginning of period	$0.88	$0.90	$0.96	$1.00	—	—
Accumulation unit value at end of period	$0.91	$0.88	$0.90	$0.96	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$0.95	$1.01	$0.98	$1.00	—
Accumulation unit value at end of period	$1.12	$1.04	$0.95	$1.01	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Ivy VIP Asset Strategy (04/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	$1.11	$1.19	$1.00	—
Accumulation unit value at end of period	$1.11	$0.95	$1.00	$1.11	$1.19	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Janus Henderson Flexible Bond Portfolio: Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.99	$0.98	$1.00	$0.98	$1.00	—
Accumulation unit value at end of period	$1.00	$0.99	$0.98	$1.00	$0.98	—
Number of accumulation units outstanding at end of period (000 omitted)	39	42	46	—	—	—
Janus Henderson Global Allocation Portfolio – Moderate: Service Shares* (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.13	$1.17	$1.16	$1.03	$1.00
Accumulation unit value at end of period	$1.30	$1.14	$1.13	$1.17	$1.16	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
*Janus Henderson Global Allocation Portfolio – Moderate: Service Shares merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.
Janus Henderson Research Portfolio: Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.44	$1.46	$1.42	$1.28	$1.00	$1.00
Accumulation unit value at end of period	$1.80	$1.44	$1.46	$1.42	$1.28	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$1.11	$1.10	$1.12	$1.12	$1.00	—
Accumulation unit value at end of period	$1.32	$1.11	$1.10	$1.12	$1.12	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
MFS® Utilities Series – Service Class (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.16	$1.39	$1.26	$1.07	$1.00
Accumulation unit value at end of period	$1.43	$1.27	$1.16	$1.39	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.03	$1.15	$1.24	$1.25	$0.92	$1.00
Accumulation unit value at end of period	$1.40	$1.03	$1.15	$1.24	$1.25	$0.92
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (04/30/2012)
Accumulation unit value at beginning of period	$1.53	$1.42	$1.46	$1.35	$1.00	$1.00
Accumulation unit value at end of period	$1.77	$1.53	$1.42	$1.46	$1.35	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) (06/30/2014)
Accumulation unit value at beginning of period	$0.89	$0.91	$0.98	$1.00	—	—
Accumulation unit value at end of period	$0.93	$0.89	$0.91	$0.98	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Fund/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.34	$1.36	$1.34	$1.34	$1.08	$1.00
Accumulation unit value at end of period	$1.79	$1.34	$1.36	$1.34	$1.34	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Oppenheimer Global Strategic Income Fund/VA, Service Shares (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.93	$0.97	$0.96	$1.00	—
Accumulation unit value at end of period	$1.00	$0.97	$0.93	$0.97	$0.96	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

182	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (04/30/2012)
Accumulation unit value at beginning of period	$1.65	$1.43	$1.55	$1.41	$1.03	$1.00
Accumulation unit value at end of period	$1.84	$1.65	$1.43	$1.55	$1.41	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—
PIMCO VIT All Asset Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$1.02	$0.92	$1.04	$1.05	$1.07	$1.00
Accumulation unit value at end of period	$1.14	$1.02	$0.92	$1.04	$1.05	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (04/30/2012)
Accumulation unit value at beginning of period	$0.95	$0.93	$0.95	$0.93	$1.02	$1.00
Accumulation unit value at end of period	$1.06	$0.95	$0.93	$0.95	$0.93	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (04/29/2013)
Accumulation unit value at beginning of period	$0.97	$0.96	$0.98	$0.95	$1.00	—
Accumulation unit value at end of period	$0.99	$0.97	$0.96	$0.98	$0.95	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Templeton Global Bond VIP Fund – Class 2 (04/29/2013)
Accumulation unit value at beginning of period	$0.92	$0.91	$0.97	$0.97	$1.00	—
Accumulation unit value at end of period	$0.92	$0.92	$0.91	$0.97	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	51	54	—
VanEck VIP Global Gold Fund (Class S Shares) (04/29/2013)
Accumulation unit value at beginning of period	$0.76	$0.52	$0.70	$0.76	$1.00	—
Accumulation unit value at end of period	$0.83	$0.76	$0.52	$0.70	$0.76	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.27	$1.22	$1.25	$1.21	$1.02	$1.00
Accumulation unit value at end of period	$1.48	$1.27	$1.22	$1.25	$1.21	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.05	$1.04	$1.06	$1.04	$1.02	$1.00
Accumulation unit value at end of period	$1.11	$1.05	$1.04	$1.06	$1.04	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	634	634	634	634	510
Variable Portfolio – Managed Risk Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.03	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Risk U.S. Fund (Class 2) (09/18/2017)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	$1.03	$1.00	$1.00	—
Accumulation unit value at end of period	$1.07	$1.01	$1.00	$1.03	$1.00	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.04	$1.03	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.13	$1.04	$1.03	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Growth Fund (Class 2) (04/29/2013)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.14	$1.11	$1.00	—
Accumulation unit value at end of period	$1.27	$1.10	$1.08	$1.14	$1.11	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.14	$1.12	$1.17	$1.14	$1.01	$1.00
Accumulation unit value at end of period	$1.27	$1.14	$1.12	$1.17	$1.14	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	43	47	50	53	54	71
Variable Portfolio – Moderate Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.16	$1.12	$1.03	$1.00
Accumulation unit value at end of period	$1.29	$1.16	$1.13	$1.16	$1.12	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	61	107	90	71	20
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.21	$1.17	$1.20	$1.16	$1.02	$1.00
Accumulation unit value at end of period	$1.38	$1.21	$1.17	$1.20	$1.16	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	25	35

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	183

Variable account charges of 1.90% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2017	2016	2015	2014	2013	2012
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.10	$1.08	$1.10	$1.07	$1.02	$1.00
Accumulation unit value at end of period	$1.19	$1.10	$1.08	$1.10	$1.07	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	891	264	233	222	184	213
Variable Portfolio – Partners Core Bond Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.00	$0.99	$1.01	$0.98	$1.02	$1.00
Accumulation unit value at end of period	$1.01	$1.00	$0.99	$1.01	$0.98	$1.02
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Growth Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.26	$1.20	$1.30	$1.33	$0.97	$1.00
Accumulation unit value at end of period	$1.46	$1.26	$1.20	$1.30	$1.33	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 2) (04/30/2012)
Accumulation unit value at beginning of period	$1.48	$1.20	$1.36	$1.35	$1.03	$1.00
Accumulation unit value at end of period	$1.55	$1.48	$1.20	$1.36	$1.35	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.00	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.00	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.03	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (11/14/2016)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.02	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Wells Fargo VT Opportunity Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.47	$1.33	$1.40	$1.29	$1.01	$1.00
Accumulation unit value at end of period	$1.73	$1.47	$1.33	$1.40	$1.29	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	4	4	—	—	—	—
Wells Fargo VT Small Cap Growth Fund – Class 2 (04/30/2012)
Accumulation unit value at beginning of period	$1.33	$1.26	$1.32	$1.37	$0.93	$1.00
Accumulation unit value at end of period	$1.64	$1.33	$1.26	$1.32	$1.37	$0.93
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—
Western Asset Variable Global High Yield Bond Portfolio – Class II (04/29/2013)
Accumulation unit value at beginning of period	$1.02	$0.90	$0.97	$1.01	$1.00	—
Accumulation unit value at end of period	$1.08	$1.02	$0.90	$0.97	$1.01	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—

184	∎ RIVERSOURCE VARIABLE ACCOUNT 10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

CONTRACT OWNERS OF RIVERSOURCE VARIABLE ACCOUNT 10

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of each of the divisions of RiverSource Variable Account 10, as indicated in Note 1, sponsored by RiverSource Life Insurance Company, as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, and the statements of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on the divisions’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the divisions in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 20, 2018

We have served as the auditor of one or more investment companies in the Separate Accounts of both RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York since 2010.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	185

Statements of Assets and Liabilities

Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Assets
Investments, at fair value(1),(2)	$8,840,985	$8,645,425	$87,981,300	$136,442,182	$49,952,143
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	576	725	35	18,835	43,265
Receivable for share redemptions	7,690	23,326	150,151	185,077	64,181
Total assets	8,849,251	8,669,476	88,131,486	136,646,094	50,059,589

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,635	6,350	61,141	96,401	42,398
Contract terminations	55	16,976	89,010	88,676	21,783
Payable for investments purchased	576	725	35	18,835	43,265
Total liabilities	8,266	24,051	150,186	203,912	107,446
Net assets applicable to contracts in accumulation period	8,840,278	8,591,121	87,783,472	136,163,512	49,885,409
Net assets applicable to contracts in payment period	—	54,304	197,828	278,670	65,899
Net assets applicable to seed money	707	—	—	—	835
Total net assets	$8,840,985	$8,645,425	$87,981,300	$136,442,182	$49,952,143
(1) Investment shares	681,124	295,570	2,675,830	8,448,432	930,207
(2) Investments, at cost	$8,033,561	$5,696,052	$61,288,050	$131,897,029	$42,068,742

Dec. 31, 2017 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Assets
Investments, at fair value(1),(2)	$46,484,687	$10,080,509	$25,479,644	$71,937,429	$29,024,018
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	45,993	—	32,222	118,756	46,970
Receivable for share redemptions	45,446	15,171	63,754	157,414	43,286
Total assets	46,576,126	10,095,680	25,575,620	72,213,599	29,114,274

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	37,910	6,706	17,602	53,329	21,309
Contract terminations	7,536	8,465	46,152	104,085	21,977
Payable for investments purchased	45,993	—	32,222	118,756	46,970
Total liabilities	91,439	15,171	95,976	276,170	90,256
Net assets applicable to contracts in accumulation period	46,402,441	10,030,768	25,356,186	71,779,238	28,856,100
Net assets applicable to contracts in payment period	81,799	49,741	123,458	158,191	167,918
Net assets applicable to seed money	447	—	—	—	—
Total net assets	$46,484,687	$10,080,509	$25,479,644	$71,937,429	$29,024,018
(1) Investment shares	4,877,722	827,628	2,095,365	3,160,695	1,525,974
(2) Investments, at cost	$49,053,723	$7,424,542	$16,661,545	$55,169,776	$19,001,690

See accompanying notes to financial statements.

186	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Assets
Investments, at fair value(1),(2)	$39,156,021	$210,213,403	$84,099,017	$20,773,892	$14,872,794
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	442	28,124	2,304	510	23,552
Receivable for share redemptions	29,536	276,727	107,472	13,988	15,210
Total assets	39,185,999	210,518,254	84,208,793	20,788,390	14,911,556

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	26,010	158,529	69,557	13,988	11,247
Contract terminations	3,526	118,198	37,915	—	3,963
Payable for investments purchased	442	28,124	2,304	510	23,552
Total liabilities	29,978	304,851	109,776	14,498	38,762
Net assets applicable to contracts in accumulation period	38,690,622	209,855,725	83,631,883	20,707,570	14,872,794
Net assets applicable to contracts in payment period	465,399	357,240	466,950	66,236	—
Net assets applicable to seed money	—	438	184	86	—
Total net assets	$39,156,021	$210,213,403	$84,099,017	$20,773,892	$14,872,794
(1) Investment shares	3,492,955	18,735,597	5,667,050	9,315,647	573,354
(2) Investments, at cost	$24,726,538	$142,387,269	$82,401,936	$17,673,761	$11,233,090

Dec. 31, 2017 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$485,154,312	$4,411,701	$102,614,090	$21,197,268	$369,907,859
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	229,395	2,026	66,194	1,492	204
Receivable for share redemptions	495,431	9,463	163,080	19,285	422,444
Total assets	485,879,138	4,423,190	102,843,364	21,218,045	370,330,507

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	398,861	3,632	82,407	18,958	292,626
Contract terminations	96,570	5,831	80,673	327	129,818
Payable for investments purchased	229,395	2,026	66,194	1,492	204
Total liabilities	724,826	11,489	229,274	20,777	422,648
Net assets applicable to contracts in accumulation period	480,871,954	4,410,794	102,563,223	21,197,043	364,952,368
Net assets applicable to contracts in payment period	4,282,255	—	50,777	—	4,955,491
Net assets applicable to seed money	103	907	90	225	—
Total net assets	$485,154,312	$4,411,701	$102,614,090	$21,197,268	$369,907,859
(1) Investment shares	18,089,273	735,284	4,713,555	444,015	7,680,811
(2) Investments, at cost	$344,717,556	$4,699,664	$78,696,171	$15,544,272	$177,806,624

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	187

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Assets
Investments, at fair value(1),(2)	$3,510,772	$54,634,440	$552,054,530	$14,749,666	$39,615,470
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,458	36,391	114,899	64,185	53,607
Receivable for share redemptions	2,925	124,073	675,835	12,154	45,590
Total assets	3,515,155	54,794,904	552,845,264	14,826,005	39,714,667

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,925	49,185	406,113	11,440	35,025
Contract terminations	—	74,888	269,722	714	10,565
Payable for investments purchased	1,458	36,391	114,899	64,185	53,607
Total liabilities	4,383	160,464	790,734	76,339	99,197
Net assets applicable to contracts in accumulation period	3,510,568	54,605,287	548,377,566	14,722,430	39,596,159
Net assets applicable to contracts in payment period	—	29,019	3,676,964	26,682	19,104
Net assets applicable to seed money	204	134	—	554	207
Total net assets	$3,510,772	$54,634,440	$552,054,530	$14,749,666	$39,615,470
(1) Investment shares	369,555	2,202,114	22,038,105	1,453,169	1,903,675
(2) Investments, at cost	$3,540,652	$41,801,208	$272,208,164	$14,169,496	$30,934,377

Dec. 31, 2017 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$164,138,914	$9,083,294	$93,742,694	$26,294,780	$120,106,999
Dividends receivable	—	—	—	414	2,312
Accounts receivable from RiverSource Life for contract purchase payments	35,972	40,754	13,323	756	22,122
Receivable for share redemptions	332,261	7,929	253,301	32,772	107,411
Total assets	164,507,147	9,131,977	94,009,318	26,328,722	120,238,844

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	126,411	7,929	69,504	24,205	89,953
Contract terminations	205,850	—	183,797	8,567	17,458
Payable for investments purchased	35,972	40,754	13,323	756	22,122
Total liabilities	368,233	48,683	266,624	33,528	129,533
Net assets applicable to contracts in accumulation period	163,636,380	9,082,951	93,353,530	26,285,220	119,816,842
Net assets applicable to contracts in payment period	502,534	—	389,164	—	292,469
Net assets applicable to seed money	—	343	—	9,974	—
Total net assets	$164,138,914	$9,083,294	$93,742,694	$26,295,194	$120,109,311
(1) Investment shares	7,846,028	1,019,449	10,439,053	26,294,780	120,106,999
(2) Investments, at cost	$104,427,383	$10,441,896	$112,461,085	$26,294,780	$120,097,786

See accompanying notes to financial statements.

188	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$48,166,031	$253,612,157	$29,072,004	$160,427,858	$34,971,277
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	39,747	37,288	17,871	42,596	54,831
Receivable for share redemptions	67,207	297,017	30,552	202,474	33,146
Total assets	48,272,985	253,946,462	29,120,427	160,672,928	35,059,254

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,793	189,476	25,636	117,357	30,981
Contract terminations	25,414	107,541	4,916	85,117	2,165
Payable for investments purchased	39,747	37,288	17,871	42,596	54,831
Total liabilities	106,954	334,305	48,423	245,070	87,977
Net assets applicable to contracts in accumulation period	48,165,816	251,977,476	29,058,068	160,038,773	34,971,102
Net assets applicable to contracts in payment period	—	1,634,681	13,737	389,085	—
Net assets applicable to seed money	215	—	199	—	175
Total net assets	$48,166,031	$253,612,157	$29,072,004	$160,427,858	$34,971,277
(1) Investment shares	7,104,134	37,132,087	3,871,106	21,108,929	3,388,690
(2) Investments, at cost	$48,855,884	$248,457,623	$32,428,216	$183,989,578	$35,402,332

Dec. 31, 2017 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Assets
Investments, at fair value(1),(2)	$364,529,482	$38,581,726	$135,480,085	$313,621,969	$32,255,905
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,424	37,476	1,541	83,198	723
Receivable for share redemptions	376,359	34,591	196,484	357,426	43,886
Total assets	364,914,265	38,653,793	135,678,110	314,062,593	32,300,514

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	270,337	34,396	92,478	246,304	26,537
Contract terminations	106,022	195	104,006	111,122	17,349
Payable for investments purchased	8,424	37,476	1,541	83,198	723
Total liabilities	384,783	72,067	198,025	440,624	44,609
Net assets applicable to contracts in accumulation period	362,063,153	38,581,639	134,903,428	312,357,765	32,255,657
Net assets applicable to contracts in payment period	2,466,329	—	576,657	1,264,180	—
Net assets applicable to seed money	—	87	—	24	248
Total net assets	$364,529,482	$38,581,726	$135,480,085	$313,621,969	$32,255,905
(1) Investment shares	35,152,313	2,346,820	8,151,630	15,246,571	3,431,479
(2) Investments, at cost	$368,114,001	$28,457,896	$68,715,013	$189,182,191	$32,913,512

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	189

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$15,179,713	$12,937,270	$80,800,564	$25,937,653	$66,373,487
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,886	5,104	52	8,389	11,849
Receivable for share redemptions	67,534	11,376	93,581	35,728	90,996
Total assets	15,255,133	12,953,750	80,894,197	25,981,770	66,476,332

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	12,012	11,376	63,736	23,238	47,984
Contract terminations	55,522	—	29,845	12,490	43,012
Payable for investments purchased	7,886	5,104	52	8,389	11,849
Total liabilities	75,420	16,480	93,633	44,117	102,845
Net assets applicable to contracts in accumulation period	15,077,432	12,937,011	79,949,302	25,937,560	66,145,019
Net assets applicable to contracts in payment period	101,786	—	851,262	—	228,468
Net assets applicable to seed money	495	259	—	93	—
Total net assets	$15,179,713	$12,937,270	$80,800,564	$25,937,653	$66,373,487
(1) Investment shares	1,432,048	510,951	3,163,687	1,160,521	2,946,005
(2) Investments, at cost	$14,487,292	$10,328,468	$39,883,642	$20,158,019	$36,055,751

Dec. 31, 2017 (continued)	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$23,190,831	$94,655,203	$20,505,950	$39,807,436	$12,743,654
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,006	10,175	3,875	13,484	835
Receivable for share redemptions	21,805	122,550	24,965	106,574	11,671
Total assets	23,213,642	94,787,928	20,534,790	39,927,494	12,756,160

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	20,434	75,898	17,905	28,531	11,671
Contract terminations	1,371	46,652	7,060	78,043	—
Payable for investments purchased	1,006	10,175	3,875	13,484	835
Total liabilities	22,811	132,725	28,840	120,058	12,506
Net assets applicable to contracts in accumulation period	23,180,663	93,626,752	20,505,849	39,734,382	12,739,039
Net assets applicable to contracts in payment period	9,947	1,028,451	—	73,054	4,484
Net assets applicable to seed money	221	—	101	—	131
Total net assets	$23,190,831	$94,655,203	$20,505,950	$39,807,436	$12,743,654
(1) Investment shares	1,484,688	6,036,684	839,719	1,616,874	533,877
(2) Investments, at cost	$19,951,266	$72,132,456	$15,123,846	$23,853,912	$9,999,298

See accompanying notes to financial statements.

190	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Assets
Investments, at fair value(1),(2)	$45,595,178	$45,856,092	$15,655,582	$11,122,384	$81,742,281
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	23,371	65,827	501	—	36,886
Receivable for share redemptions	70,710	40,276	14,528	11,903	142,969
Total assets	45,689,259	45,962,195	15,670,611	11,134,287	81,922,136

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	31,911	40,114	13,770	10,403	58,966
Contract terminations	38,799	162	758	1,500	84,003
Payable for investments purchased	23,371	65,827	501	—	36,886
Total liabilities	94,081	106,103	15,029	11,903	179,855
Net assets applicable to contracts in accumulation period	45,520,767	45,855,821	15,648,511	11,122,143	81,352,080
Net assets applicable to contracts in payment period	74,411	—	7,005	—	390,201
Net assets applicable to seed money	—	271	66	241	—
Total net assets	$45,595,178	$45,856,092	$15,655,582	$11,122,384	$81,742,281
(1) Investment shares	1,891,916	11,076,351	693,338	1,077,750	7,897,805
(2) Investments, at cost	$24,951,920	$54,829,336	$11,704,772	$11,250,711	$81,679,144

Dec. 31, 2017 (continued)	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
Assets
Investments, at fair value(1),(2)	$18,740,981	$11,017,472	$19,312,378	$12,485,197	$90,400,372
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,947	50,718	32,044	1,318	4,615
Receivable for share redemptions	63,790	62,106	15,997	10,867	123,908
Total assets	18,819,718	11,130,296	19,360,419	12,497,382	90,528,895

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,833	9,811	15,054	10,867	65,530
Contract terminations	49,957	52,295	943	—	58,378
Payable for investments purchased	14,947	50,718	32,044	1,318	4,615
Total liabilities	78,737	112,824	48,041	12,185	128,523
Net assets applicable to contracts in accumulation period	18,727,446	11,016,970	19,192,871	12,484,924	90,147,522
Net assets applicable to contracts in payment period	13,535	—	119,078	—	252,850
Net assets applicable to seed money	—	502	429	273	—
Total net assets	$18,740,981	$11,017,472	$19,312,378	$12,485,197	$90,400,372
(1) Investment shares	4,650,367	991,672	2,495,139	2,324,990	16,587,224
(2) Investments, at cost	$34,938,787	$10,911,281	$23,165,713	$13,855,087	$118,462,841

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	191

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP EV Floating Rate Inc, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$24,835,155	$18,374,305	$40,188,619	$15,772,346	$142,510,352
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	37,360	26	77,817	623	3,461
Receivable for share redemptions	37,307	25,918	36,278	18,575	235,127
Total assets	24,909,822	18,400,249	40,302,714	15,791,544	142,748,940

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	21,788	16,037	36,278	12,591	103,197
Contract terminations	15,519	9,881	—	5,984	131,930
Payable for investments purchased	37,360	26	77,817	623	3,461
Total liabilities	74,667	25,944	114,095	19,198	238,588
Net assets applicable to contracts in accumulation period	24,834,619	18,373,876	40,188,530	15,721,430	142,195,503
Net assets applicable to contracts in payment period	—	—	—	50,455	314,849
Net assets applicable to seed money	536	429	89	461	—
Total net assets	$24,835,155	$18,374,305	$40,188,619	$15,772,346	$142,510,352
(1) Investment shares	2,891,171	1,606,146	5,315,955	1,318,758	4,880,492
(2) Investments, at cost	$28,483,925	$16,096,488	$44,383,415	$14,126,586	$102,492,648

Dec. 31, 2017 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP MFS Val, Cl 2
Assets
Investments, at fair value(1),(2)	$21,352,890	$9,229,907	$10,014,179	$32,188,663	$44,882,856
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	26,842	665	138	—	30,181
Receivable for share redemptions	19,013	8,651	10,232	74,347	39,778
Total assets	21,398,745	9,239,223	10,024,549	32,263,010	44,952,815

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,448	8,398	9,276	23,340	39,611
Contract terminations	565	253	956	51,007	167
Payable for investments purchased	26,842	665	138	—	30,181
Total liabilities	45,855	9,316	10,370	74,347	69,959
Net assets applicable to contracts in accumulation period	21,352,713	9,229,681	10,014,017	32,154,420	44,882,758
Net assets applicable to contracts in payment period	—	—	—	34,243	—
Net assets applicable to seed money	177	226	162	—	98
Total net assets	$21,352,890	$9,229,907	$10,014,179	$32,188,663	$44,882,856
(1) Investment shares	745,042	354,451	497,723	1,586,430	1,831,953
(2) Investments, at cost	$16,374,817	$6,808,203	$7,083,891	$16,045,095	$35,142,751

See accompanying notes to financial statements.

192	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	CTIVP MS Adv, Cl 2	CTIVP Oppen Intl Gro, Cl 2	CTIVP Pyramis Intl Eq, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$8,565,541	$28,529,747	$7,640,120	$15,245,715	$6,640,890
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	40	52,222	832	7,530	1,467
Receivable for share redemptions	11,271	29,328	6,749	39,762	5,779
Total assets	8,576,852	28,611,297	7,647,701	15,293,007	6,648,136

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,632	24,733	6,749	13,734	5,779
Contract terminations	3,639	4,595	—	26,028	—
Payable for investments purchased	40	52,222	832	7,530	1,467
Total liabilities	11,311	81,550	7,581	47,292	7,246
Net assets applicable to contracts in accumulation period	8,565,295	28,529,415	7,639,331	15,194,838	6,640,407
Net assets applicable to contracts in payment period	—	—	—	50,765	—
Net assets applicable to seed money	246	332	789	112	483
Total net assets	$8,565,541	$28,529,747	$7,640,120	$15,245,715	$6,640,890
(1) Investment shares	321,168	2,330,862	645,280	681,220	627,683
(2) Investments, at cost	$5,683,721	$27,751,337	$7,166,469	$11,889,199	$6,591,603

Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B
Assets
Investments, at fair value(1),(2)	$35,517,842	$35,853,383	$19,335,715	$17,621,002	$18,872,333
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,295	—	967	2,078	14,270
Receivable for share redemptions	30,900	55,302	19,463	16,522	14,854
Total assets	35,561,037	35,908,685	19,356,145	17,639,602	18,901,457

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	30,900	25,760	15,650	15,659	14,854
Contract terminations	—	29,542	3,813	863	—
Payable for investments purchased	12,295	—	967	2,078	14,270
Total liabilities	43,195	55,302	20,430	18,600	29,124
Net assets applicable to contracts in accumulation period	35,517,706	35,788,676	19,335,490	17,620,850	18,848,692
Net assets applicable to contracts in payment period	—	64,707	—	—	23,321
Net assets applicable to seed money	136	—	225	152	320
Total net assets	$35,517,842	$35,853,383	$19,335,715	$17,621,002	$18,872,333
(1) Investment shares	1,377,194	1,376,329	1,931,640	767,465	1,388,693
(2) Investments, at cost	$27,436,834	$23,856,418	$19,484,241	$13,855,922	$18,862,068

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	193

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$5,778,101	$148,477,445	$461,168,732	$45,470,350	$110,621,356
Dividends receivable	—	429,719	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,585	10,136	77,485	—	—
Receivable for share redemptions	5,197	217,774	707,107	30,764	158,451
Total assets	5,788,883	149,135,074	461,953,324	45,501,114	110,779,807

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,669	110,403	354,354	30,077	75,876
Contract terminations	528	107,371	352,753	687	82,575
Payable for investments purchased	5,585	439,855	77,485	—	—
Total liabilities	10,782	657,629	784,592	30,764	158,451
Net assets applicable to contracts in accumulation period	5,778,101	148,093,371	460,203,607	45,326,843	109,785,557
Net assets applicable to contracts in payment period	—	384,074	964,928	143,507	835,799
Net assets applicable to seed money	—	—	197	—	—
Total net assets	$5,778,101	$148,477,445	$461,168,732	$45,470,350	$110,621,356
(1) Investment shares	272,681	16,016,984	12,447,199	2,019,110	4,978,459
(2) Investments, at cost	$4,843,924	$148,658,204	$353,355,506	$30,633,278	$69,899,302

Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$91,327,600	$444,591,184	$13,657,148	$61,970,704	$117,160,478
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	166,204	458	2,090	219,689
Receivable for share redemptions	86,343	616,550	9,141	77,509	92,784
Total assets	91,413,943	445,373,938	13,666,747	62,050,303	117,472,951

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	60,698	324,174	9,141	43,953	91,641
Contract terminations	25,645	292,376	—	33,556	1,143
Payable for investments purchased	—	166,204	458	2,090	219,689
Total liabilities	86,343	782,754	9,599	79,599	312,473
Net assets applicable to contracts in accumulation period	90,150,835	443,074,798	13,553,255	61,770,416	116,628,271
Net assets applicable to contracts in payment period	1,176,765	1,516,011	103,893	200,288	531,952
Net assets applicable to seed money	—	375	—	—	255
Total net assets	$91,327,600	$444,591,184	$13,657,148	$61,970,704	$117,160,478
(1) Investment shares	2,366,000	11,764,784	599,787	2,734,806	10,277,235
(2) Investments, at cost	$63,496,130	$344,525,822	$11,050,309	$48,063,114	$116,834,932

See accompanying notes to financial statements.

194	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$100,096,194	$58,671,320	$110,668,816	$138,461,234	$149,798,110
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	29,161	90,791	9,161	30,228	34,854
Receivable for share redemptions	127,669	65,793	114,585	156,146	143,495
Total assets	100,253,024	58,827,904	110,792,562	138,647,608	149,976,459

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	70,395	49,210	83,089	102,619	102,031
Contract terminations	57,274	16,583	31,496	53,527	41,464
Payable for investments purchased	29,161	90,791	9,161	30,228	34,854
Total liabilities	156,830	156,584	123,746	186,374	178,349
Net assets applicable to contracts in accumulation period	99,881,289	58,589,760	110,632,031	138,232,031	148,942,607
Net assets applicable to contracts in payment period	214,905	81,284	36,310	228,763	855,503
Net assets applicable to seed money	—	276	475	440	—
Total net assets	$100,096,194	$58,671,320	$110,668,816	$138,461,234	$149,798,110
(1) Investment shares	6,059,092	3,628,406	5,435,600	6,992,992	8,853,316
(2) Investments, at cost	$110,289,814	$57,199,276	$98,722,886	$115,791,514	$133,022,896

Dec. 31, 2017 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Assets
Investments, at fair value(1),(2)	$5,223,431	$6,730,366	$125,063,682	$13,290,794	$51,140,866
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	774	105	3,061	1,297	1,988
Receivable for share redemptions	4,218	4,587	186,557	8,743	49,699
Total assets	5,228,423	6,735,058	125,253,300	13,300,834	51,192,553

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,185	4,382	86,557	8,743	35,113
Contract terminations	33	205	100,000	—	14,586
Payable for investments purchased	774	105	3,061	1,297	1,988
Total liabilities	4,992	4,692	189,618	10,040	51,687
Net assets applicable to contracts in accumulation period	5,218,187	6,701,445	124,306,053	13,268,779	51,137,887
Net assets applicable to contracts in payment period	4,745	28,921	757,629	22,015	2,979
Net assets applicable to seed money	499	—	—	—	—
Total net assets	$5,223,431	$6,730,366	$125,063,682	$13,290,794	$51,140,866
(1) Investment shares	558,059	492,706	6,443,260	211,065	841,133
(2) Investments, at cost	$5,301,224	$6,111,352	$91,039,848	$8,869,530	$34,778,490

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	195

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
Assets
Investments, at fair value(1),(2)	$46,894,713	$144,815,431	$79,549,383	$34,394,307	$22,864,085
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	31,309	32,947	—	551	3,632
Receivable for share redemptions	53,599	207,255	103,000	39,289	20,231
Total assets	46,979,621	145,055,633	79,652,383	34,434,147	22,887,948

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	39,068	102,722	79,264	23,785	18,349
Contract terminations	14,531	104,533	23,736	15,504	1,882
Payable for investments purchased	31,309	32,947	—	551	3,632
Total liabilities	84,908	240,202	103,000	39,840	23,863
Net assets applicable to contracts in accumulation period	46,577,213	144,660,673	78,294,456	34,380,148	22,803,411
Net assets applicable to contracts in payment period	317,158	154,758	1,254,927	14,159	60,674
Net assets applicable to seed money	342	—	—	—	—
Total net assets	$46,894,713	$144,815,431	$79,549,383	$34,394,307	$22,864,085
(1) Investment shares	4,198,273	7,050,410	2,166,378	1,265,427	846,504
(2) Investments, at cost	$48,444,619	$96,009,286	$53,863,183	$26,495,799	$18,248,626

Dec. 31, 2017 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Assets
Investments, at fair value(1),(2)	$44,570,241	$78,374,454	$20,625,675	$12,493,276	$22,625,322
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	56,063	18,934	1,148	45,552	47,419
Receivable for share redemptions	54,553	82,130	16,735	12,175	15,652
Total assets	44,680,857	78,475,518	20,643,558	12,551,003	22,688,393

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	32,598	56,114	13,861	9,193	15,296
Contract terminations	21,955	26,015	2,874	2,982	356
Payable for investments purchased	56,063	18,934	1,148	45,552	47,419
Total liabilities	110,616	101,063	17,883	57,727	63,071
Net assets applicable to contracts in accumulation period	44,454,230	78,202,812	20,538,071	12,493,266	22,625,039
Net assets applicable to contracts in payment period	116,011	171,643	87,604	10	283
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$44,570,241	$78,374,455	$20,625,675	$12,493,276	$22,625,322
(1) Investment shares	1,765,158	1,992,740	3,670,049	2,259,182	984,994
(2) Investments, at cost	$45,213,658	$57,841,924	$17,075,138	$10,472,687	$15,878,765

See accompanying notes to financial statements.

196	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv
Assets
Investments, at fair value(1),(2)	$16,129,959	$15,839,208	$50,334,834	$6,798,310	$24,230,029
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,185	152	36,491	129	—
Receivable for share redemptions	46,929	10,499	74,413	6,870	41,096
Total assets	16,179,073	15,849,859	50,445,738	6,805,309	24,271,125

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,566	10,353	40,035	5,807	16,146
Contract terminations	33,363	146	34,378	1,063	24,950
Payable for investments purchased	2,185	152	36,491	129	—
Total liabilities	49,114	10,651	110,904	6,999	41,096
Net assets applicable to contracts in accumulation period	15,884,537	15,828,158	50,295,115	6,756,369	24,076,346
Net assets applicable to contracts in payment period	244,824	11,050	39,639	41,272	153,683
Net assets applicable to seed money	598	—	80	669	—
Total net assets	$16,129,959	$15,839,208	$50,334,834	$6,798,310	$24,230,029
(1) Investment shares	1,721,851	237,576	3,954,033	529,463	2,096,023
(2) Investments, at cost	$18,780,349	$10,490,414	$51,150,589	$6,325,972	$14,184,803

Dec. 31, 2017 (continued)	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Assets
Investments, at fair value(1),(2)	$26,122,554	$47,966,691	$16,904,901	$63,174,130	$34,090,379
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,318	60	—	27,103	—
Receivable for share redemptions	19,803	99,617	14,755	91,949	43,728
Total assets	26,156,675	48,066,368	16,919,656	63,293,182	34,134,107

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	17,487	36,499	13,869	44,773	22,958
Contract terminations	2,316	63,118	886	47,176	20,770
Payable for investments purchased	14,318	60	—	27,103	—
Total liabilities	34,121	99,677	14,755	119,052	43,728
Net assets applicable to contracts in accumulation period	25,970,555	47,930,933	16,904,305	63,009,974	34,006,717
Net assets applicable to contracts in payment period	151,999	34,949	—	164,156	83,662
Net assets applicable to seed money	—	809	596	—	—
Total net assets	$26,122,554	$47,966,691	$16,904,901	$63,174,130	$34,090,379
(1) Investment shares	849,790	1,344,358	1,253,143	3,437,113	1,835,777
(2) Investments, at cost	$29,156,678	$35,719,749	$15,411,012	$59,232,709	$27,218,923
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	197

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S
Assets
Investments, at fair value(1),(2)	$180,143,451	$39,104,223	$30,402,542	$15,150,429	$9,320,268
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	15,317	8,607	842	373	152
Receivable for share redemptions	181,235	65,195	56,165	29,164	8,422
Total assets	180,340,003	39,178,025	30,459,549	15,179,966	9,328,842

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	135,152	28,860	23,550	11,258	7,589
Contract terminations	46,083	36,335	32,615	17,906	833
Payable for investments purchased	15,317	8,607	842	373	152
Total liabilities	196,552	73,802	57,007	29,537	8,574
Net assets applicable to contracts in accumulation period	179,732,344	39,028,674	30,286,974	15,148,542	9,318,985
Net assets applicable to contracts in payment period	410,809	75,549	115,150	1,887	—
Net assets applicable to seed money	298	—	418	—	1,283
Total net assets	$180,143,451	$39,104,223	$30,402,542	$15,150,429	$9,320,268
(1) Investment shares	6,216,130	3,526,080	2,565,615	1,111,550	362,798
(2) Investments, at cost	$165,615,310	$31,836,102	$28,648,807	$11,935,760	$7,367,175

Dec. 31, 2017 (continued)	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA, Serv	Oppen Main St Sm Cap VA, Serv
Assets
Investments, at fair value(1),(2)	$3,281,029	$130,694,675	$306,521,152	$3,740,972	$101,756,105
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	60,299	90,953	211,407	312	37,878
Receivable for share redemptions	2,758	278,042	255,522	2,982	101,366
Total assets	3,344,086	131,063,670	306,988,081	3,744,266	101,895,349

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,738	99,562	225,226	2,982	79,074
Contract terminations	20	178,480	30,296	—	22,292
Payable for investments purchased	60,299	90,953	211,407	312	37,878
Total liabilities	63,057	368,995	466,929	3,294	139,244
Net assets applicable to contracts in accumulation period	3,280,401	130,395,274	305,492,587	3,740,972	101,635,577
Net assets applicable to contracts in payment period	—	298,487	1,028,172	—	120,093
Net assets applicable to seed money	628	914	393	—	435
Total net assets	$3,281,029	$130,694,675	$306,521,152	$3,740,972	$101,756,105
(1) Investment shares	331,417	2,787,856	58,163,407	117,235	4,002,994
(2) Investments, at cost	$3,217,487	$95,026,925	$307,691,177	$3,534,081	$84,992,335

See accompanying notes to financial statements.

198	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Assets
Investments, at fair value(1),(2)	$91,337,206	$4,913,809	$29,844,871	$25,817,667	$15,980,298
Dividends receivable	—	—	44,326	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,416	293	61,404	11,033	1,859
Receivable for share redemptions	168,471	4,215	28,370	17,643	19,936
Total assets	91,520,093	4,918,317	29,978,971	25,846,343	16,002,093

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	69,438	4,215	24,217	17,643	10,887
Contract terminations	99,033	—	4,152	—	9,049
Payable for investments purchased	14,416	293	105,731	11,033	1,859
Total liabilities	182,887	4,508	134,100	28,676	21,795
Net assets applicable to contracts in accumulation period	90,753,592	4,913,148	29,834,094	25,760,406	15,950,019
Net assets applicable to contracts in payment period	583,267	—	—	57,261	30,279
Net assets applicable to seed money	347	661	10,777	—	—
Total net assets	$91,337,206	$4,913,809	$29,844,871	$25,817,667	$15,980,298
(1) Investment shares	8,326,090	381,211	2,728,050	1,570,418	1,047,888
(2) Investments, at cost	$91,308,048	$4,615,422	$29,831,712	$24,206,412	$13,857,441

Dec. 31, 2017 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave Val
Assets
Investments, at fair value(1),(2)	$67,956,912	$29,120,276	$15,020,263	$36,205,590	$17,073,563
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	5,269	65,149	2,572
Receivable for share redemptions	94,995	22,132	10,106	28,375	34,517
Total assets	68,051,907	29,142,408	15,035,638	36,299,114	17,110,652

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	67,787	19,562	10,106	28,375	11,446
Contract terminations	27,208	2,570	—	—	23,071
Payable for investments purchased	—	—	5,269	65,149	2,572
Total liabilities	94,995	22,132	15,375	93,524	37,089
Net assets applicable to contracts in accumulation period	67,416,387	29,060,469	14,822,597	36,205,322	16,850,807
Net assets applicable to contracts in payment period	540,525	59,807	197,666	—	222,756
Net assets applicable to seed money	—	—	—	268	—
Total net assets	$67,956,912	$29,120,276	$15,020,263	$36,205,590	$17,073,563
(1) Investment shares	1,710,899	748,209	1,447,039	2,192,949	923,894
(2) Investments, at cost	$42,224,545	$17,107,232	$13,634,084	$38,158,545	$15,119,845

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	199

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$12,758,413	$1,188,160,978	$810,257,247	$34,495,514	$466,977,184
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	6,663	19,227	4,550	3,636	32,518
Receivable for share redemptions	10,034	1,347,916	1,175,784	54,841	509,664
Total assets	12,775,110	1,189,528,121	811,437,581	34,553,991	467,519,366

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	10,034	914,254	593,684	29,923	390,618
Contract terminations	—	433,662	582,100	24,918	119,046
Payable for investments purchased	6,663	19,227	4,550	3,636	32,518
Total liabilities	16,697	1,367,143	1,180,334	58,477	542,182
Net assets applicable to contracts in accumulation period	12,757,628	1,187,514,585	810,257,247	34,486,959	466,853,377
Net assets applicable to contracts in payment period	—	646,304	—	8,131	123,739
Net assets applicable to seed money	785	89	—	424	68
Total net assets	$12,758,413	$1,188,160,978	$810,257,247	$34,495,514	$466,977,184
(1) Investment shares	1,678,767	59,977,838	40,839,579	5,916,898	33,595,481
(2) Investments, at cost	$12,814,353	$772,391,188	$434,867,511	$42,594,505	$395,992,864

Dec. 31, 2017 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$565,866,207	$17,080,092	$10,666,354	$412,801,216	$1,283,319,601
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	147,315	50,000	502	831,742
Receivable for share redemptions	599,304	11,482	7,580	1,826,038	1,043,704
Total assets	566,465,511	17,238,889	10,723,934	414,627,756	1,285,195,047

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	439,677	11,482	7,580	333,822	1,039,185
Contract terminations	159,627	—	—	1,492,216	4,519
Payable for investments purchased	—	147,315	50,000	502	831,742
Total liabilities	599,304	158,797	57,580	1,826,540	1,875,446
Net assets applicable to contracts in accumulation period	565,866,207	17,079,840	10,666,018	412,801,061	1,283,258,714
Net assets applicable to contracts in payment period	—	—	—	—	60,814
Net assets applicable to seed money	—	252	336	155	73
Total net assets	$565,866,207	$17,080,092	$10,666,354	$412,801,216	$1,283,319,601
(1) Investment shares	40,739,108	1,643,897	1,018,754	35,494,516	104,165,552
(2) Investments, at cost	$452,929,022	$16,774,540	$10,430,643	$381,497,052	$1,128,016,011

See accompanying notes to financial statements.

200	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$9,417,648,207	$13,380,653,560	$7,073,182,882	$8,698,841,327	$3,799,414,551
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,078,972	1,279,253	33,382	184,434	117,229
Receivable for share redemptions	7,552,764	11,486,251	7,037,405	9,395,171	3,948,123
Total assets	9,429,279,943	13,393,419,064	7,080,253,669	8,708,420,932	3,803,479,903

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,334,151	10,720,101	5,620,001	6,515,083	2,962,234
Contract terminations	218,613	766,150	1,417,404	2,880,088	985,889
Payable for investments purchased	4,078,972	1,279,253	33,382	184,434	117,229
Total liabilities	11,631,736	12,765,504	7,070,787	9,579,605	4,065,352
Net assets applicable to contracts in accumulation period	9,415,807,606	13,380,398,406	7,069,534,120	8,698,841,327	3,797,464,127
Net assets applicable to contracts in payment period	1,840,530	255,131	3,648,714	—	1,950,355
Net assets applicable to seed money	71	23	48	—	69
Total net assets	$9,417,648,207	$13,380,653,560	$7,073,182,882	$8,698,841,327	$3,799,414,551
(1) Investment shares	686,918,177	942,963,605	419,275,808	515,029,090	207,165,461
(2) Investments, at cost	$7,823,601,170	$10,867,308,487	$4,884,787,435	$5,208,356,941	$2,475,652,617

Dec. 31, 2017 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$2,900,251,227	$1,344,015,655	$1,656,916,721	$9,776,129	$5,934,711
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	351,960	466,511	103	38	4,448
Receivable for share redemptions	3,490,175	1,491,655	2,363,195	12,563	5,609
Total assets	2,904,093,362	1,345,973,821	1,659,280,019	9,788,730	5,944,768

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,133,052	1,103,616	1,274,150	8,944	5,131
Contract terminations	1,357,123	388,039	1,089,045	3,619	478
Payable for investments purchased	351,960	466,511	103	38	4,448
Total liabilities	3,842,135	1,958,166	2,363,298	12,601	10,057
Net assets applicable to contracts in accumulation period	2,900,251,227	1,342,605,911	1,656,916,721	9,775,886	5,934,498
Net assets applicable to contracts in payment period	—	1,409,722	—	—	—
Net assets applicable to seed money	—	22	—	243	213
Total net assets	$2,900,251,227	$1,344,015,655	$1,656,916,721	$9,776,129	$5,934,711
(1) Investment shares	157,879,762	87,959,140	108,295,211	897,716	275,648
(2) Investments, at cost	$1,605,320,178	$1,030,675,119	$1,129,475,593	$9,797,740	$4,730,129

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	201

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$5,990,785	$83,615,097	$77,086,692	$948,181,416	$675,916,308
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7,270	1,942	127,577	1,543,982	314,345
Receivable for share redemptions	5,822	82,465	121,195	743,970	651,481
Total assets	6,003,877	83,699,504	77,335,464	950,469,368	676,882,134

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,997	57,960	59,919	742,511	527,588
Contract terminations	825	24,505	61,276	1,459	123,893
Payable for investments purchased	7,270	1,942	127,577	1,543,982	314,345
Total liabilities	13,092	84,407	248,772	2,287,952	965,826
Net assets applicable to contracts in accumulation period	5,990,564	83,133,381	77,036,843	948,181,325	675,916,172
Net assets applicable to contracts in payment period	—	481,716	49,587	—	—
Net assets applicable to seed money	221	—	262	91	136
Total net assets	$5,990,785	$83,615,097	$77,086,692	$948,181,416	$675,916,308
(1) Investment shares	218,005	3,015,330	6,852,150	77,339,430	57,475,877
(2) Investments, at cost	$4,834,713	$41,063,722	$72,353,655	$843,945,918	$618,980,774

Dec. 31, 2017 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$224,310,750	$269,823,645	$27,343,334	$40,675,157	$56,739,738
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	43,619	45,906	34	7,705	3,861
Receivable for share redemptions	358,144	280,610	27,127	55,244	71,867
Total assets	224,712,513	270,150,161	27,370,495	40,738,106	56,815,466

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	158,053	189,340	18,475	29,679	42,389
Contract terminations	200,091	91,270	8,652	25,565	29,478
Payable for investments purchased	43,619	45,906	34	7,705	3,861
Total liabilities	401,763	326,516	27,161	62,949	75,728
Net assets applicable to contracts in accumulation period	223,806,431	268,914,510	26,751,286	40,532,989	56,579,256
Net assets applicable to contracts in payment period	504,319	909,135	592,048	142,168	159,896
Net assets applicable to seed money	—	—	—	—	586
Total net assets	$224,310,750	$269,823,645	$27,343,334	$40,675,157	$56,739,738
(1) Investment shares	7,273,371	10,090,637	1,337,082	7,560,438	2,090,631
(2) Investments, at cost	$198,961,694	$283,115,049	$19,036,911	$35,745,883	$43,035,817

See accompanying notes to financial statements.

202	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Assets and Liabilities

Dec. 31, 2017 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$69,946,793	$10,224,341
Dividends receivable	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,063	15,045
Receivable for share redemptions	94,296	8,209
Total assets	70,055,152	10,247,595

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	53,811	8,204
Contract terminations	40,485	5
Payable for investments purchased	14,063	15,045
Total liabilities	108,359	23,254
Net assets applicable to contracts in accumulation period	69,834,566	10,221,966
Net assets applicable to contracts in payment period	111,506	1,865
Net assets applicable to seed money	721	510
Total net assets	$69,946,793	$10,224,341
(1) Investment shares	6,871,001	1,359,620
(2) Investments, at cost	$58,348,011	$10,539,540

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	203

Statements of Operations

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Investment income
Dividend income	$143,070	$20,823	$1,075,163	$2,571,519	$—
Variable account expenses	86,013	70,126	755,475	1,194,917	443,164
Investment income (loss) — net	57,057	(49,303)	319,688	1,376,602	(443,164)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,845,032	1,827,497	17,132,308	23,493,128	6,787,610
Cost of investments sold	1,751,789	1,281,980	12,177,431	24,487,254	5,941,422
Net realized gain (loss) on sales of investments	93,243	545,517	4,954,877	(994,126)	846,188
Distributions from capital gains	—	—	7,448,020	—	2,489,659
Net change in unrealized appreciation or depreciation of investments	822,777	1,709,525	1,280,967	28,431,540	7,526,874
Net gain (loss) on investments	916,020	2,255,042	13,683,864	27,437,414	10,862,721
Net increase (decrease) in net assets resulting from operations	$973,077	$2,205,739	$14,003,552	$28,814,016	$10,419,557

Year ended Dec. 31, 2017 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Investment income
Dividend income	$888,170	$84,935	$185,395	$995,038	$66,053
Variable account expenses	491,021	80,776	213,257	663,337	255,049
Investment income (loss) — net	397,149	4,159	(27,862)	331,701	(188,996)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,312,931	1,565,165	4,852,291	15,637,075	7,562,800
Cost of investments sold	11,800,728	1,283,965	3,465,393	12,365,869	5,246,150
Net realized gain (loss) on sales of investments	(487,797)	281,200	1,386,898	3,271,206	2,316,650
Distributions from capital gains	—	—	—	1,449,677	1,363,560
Net change in unrealized appreciation or depreciation of investments	(851,400)	2,223,080	5,005,528	1,963,972	3,883,943
Net gain (loss) on investments	(1,339,197)	2,504,280	6,392,426	6,684,855	7,564,153
Net increase (decrease) in net assets resulting from operations	$(942,048)	$2,508,439	$6,364,564	$7,016,556	$7,375,157

Year ended Dec. 31, 2017 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Investment income
Dividend income	$666,557	$3,229,497	$1,042,342	$412,692	$—
Variable account expenses	338,468	2,037,126	833,330	176,423	141,227
Investment income (loss) — net	328,089	1,192,371	209,012	236,269	(141,227)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,116,815	43,279,334	14,645,660	3,594,184	3,817,971
Cost of investments sold	5,350,525	30,458,395	14,888,175	3,155,285	3,103,214
Net realized gain (loss) on sales of investments	2,766,290	12,820,939	(242,515)	438,899	714,757
Distributions from capital gains	—	—	968,404	210,027	301,696
Net change in unrealized appreciation or depreciation of investments	(106,532)	1,277,985	8,507,522	1,304,634	2,183,118
Net gain (loss) on investments	2,659,758	14,098,924	9,233,411	1,953,560	3,199,571
Net increase (decrease) in net assets resulting from operations	$2,987,847	$15,291,295	$9,442,423	$2,189,829	$3,058,344

See accompanying notes to financial statements.

204	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$205,898	$—	$—	$—
Variable account expenses	4,699,356	38,874	922,281	210,869	3,518,792
Investment income (loss) — net	(4,699,356)	167,024	(922,281)	(210,869)	(3,518,792)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	53,684,560	793,463	11,723,657	2,553,620	52,914,012
Cost of investments sold	39,185,078	889,289	9,565,048	2,071,880	28,440,671
Net realized gain (loss) on sales of investments	14,499,482	(95,826)	2,158,609	481,740	24,473,341
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	47,028,327	(13,033)	15,402,606	3,536,356	52,622,378
Net gain (loss) on investments	61,527,809	(108,859)	17,561,215	4,018,096	77,095,719
Net increase (decrease) in net assets resulting from operations	$56,828,453	$58,165	$16,638,934	$3,807,227	$73,576,927

Year ended Dec. 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Investment income
Dividend income	$—	$—	$—	$536,093	$4,541
Variable account expenses	40,173	569,132	5,188,484	119,746	333,674
Investment income (loss) — net	(40,173)	(569,132)	(5,188,484)	416,347	(329,133)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,476,253	5,830,869	107,873,298	2,287,998	6,303,737
Cost of investments sold	1,504,831	4,677,289	57,830,674	2,214,131	5,456,250
Net realized gain (loss) on sales of investments	(28,578)	1,153,580	50,042,624	73,867	847,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	131,250	5,480,409	24,858,884	645,829	10,008,705
Net gain (loss) on investments	102,672	6,633,989	74,901,508	719,696	10,856,192
Net increase (decrease) in net assets resulting from operations	$62,499	$6,064,857	$69,713,024	$1,136,043	$10,527,059

Year ended Dec. 31, 2017 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$137,223	$—	$—	$51,005	$384,337
Variable account expenses	1,435,932	96,140	934,957	334,010	1,255,670
Investment income (loss) — net	(1,298,709)	(96,140)	(934,957)	(283,005)	(871,333)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	24,730,851	1,235,653	21,267,945	28,808,939	65,703,030
Cost of investments sold	18,907,677	1,500,687	26,111,729	28,808,938	65,698,327
Net realized gain (loss) on sales of investments	5,823,174	(265,034)	(4,843,784)	1	4,703
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	50,020,261	740,688	10,625,216	(1)	(4,702)
Net gain (loss) on investments	55,843,435	475,654	5,781,432	—	1
Net increase (decrease) in net assets resulting from operations	$54,544,726	$379,514	$4,846,475	$(283,005)	$(871,332)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	205

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Investment income
Dividend income	$2,501,747	$14,524,045	$1,709,979	$10,492,569	$850,100
Variable account expenses	508,185	2,533,872	315,794	1,587,412	371,481
Investment income (loss) — net	1,993,562	11,990,173	1,394,185	8,905,157	478,619

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,387,254	52,112,614	3,861,206	37,945,122	7,440,389
Cost of investments sold	6,428,655	50,509,558	4,320,733	43,336,995	7,517,260
Net realized gain (loss) on sales of investments	(41,401)	1,603,056	(459,527)	(5,391,873)	(76,871)
Distributions from capital gains	—	—	—	—	282,379
Net change in unrealized appreciation or depreciation of investments	252,775	1,034,508	419,647	5,899,729	112,036
Net gain (loss) on investments	211,374	2,637,564	(39,880)	507,856	317,544
Net increase (decrease) in net assets resulting from operations	$2,204,936	$14,627,737	$1,354,305	$9,413,013	$796,163

Year ended Dec. 31, 2017 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Investment income
Dividend income	$10,371,164	$—	$—	$—	$627,227
Variable account expenses	3,603,743	379,387	1,146,471	2,749,966	314,764
Investment income (loss) — net	6,767,421	(379,387)	(1,146,471)	(2,749,966)	312,463

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	74,085,366	4,084,712	24,561,772	30,498,074	11,110,647
Cost of investments sold	74,453,008	3,211,504	13,719,121	19,077,338	11,313,882
Net realized gain (loss) on sales of investments	(367,642)	873,208	10,842,651	11,420,736	(203,235)
Distributions from capital gains	3,279,729	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,257,317	7,032,449	21,763,094	42,608,852	107,617
Net gain (loss) on investments	4,169,404	7,905,657	32,605,745	54,029,588	(95,618)
Net increase (decrease) in net assets resulting from operations	$10,936,825	$7,526,270	$31,459,274	$51,279,622	$216,845

Year ended Dec. 31, 2017 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Investment income
Dividend income	$475,241	$—	$—	$—	$—
Variable account expenses	150,518	121,613	781,772	267,322	626,922
Investment income (loss) — net	324,723	(121,613)	(781,772)	(267,322)	(626,922)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,291,949	1,255,730	12,187,325	2,453,767	16,543,538
Cost of investments sold	6,204,488	1,064,279	6,580,746	2,018,237	9,624,355
Net realized gain (loss) on sales of investments	87,461	191,451	5,606,579	435,530	6,919,183
Distributions from capital gains	58,753	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	968,612	1,966,777	10,529,901	2,534,107	1,708,920
Net gain (loss) on investments	1,114,826	2,158,228	16,136,480	2,969,637	8,628,103
Net increase (decrease) in net assets resulting from operations	$1,439,549	$2,036,615	$15,354,708	$2,702,315	$8,001,181

See accompanying notes to financial statements.

206	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$361,952	$1,822,629	$—	$—	$—
Variable account expenses	222,973	928,396	184,622	322,465	136,581
Investment income (loss) — net	138,979	894,233	(184,622)	(322,465)	(136,581)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,313,966	18,153,554	2,291,950	8,153,699	1,812,519
Cost of investments sold	3,105,099	15,242,103	1,771,412	5,207,219	1,497,946
Net realized gain (loss) on sales of investments	208,867	2,911,451	520,538	2,946,480	314,573
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,141,094	17,549,192	2,731,876	3,974,983	1,051,438
Net gain (loss) on investments	4,349,961	20,460,643	3,252,414	6,921,463	1,366,011
Net increase (decrease) in net assets resulting from operations	$4,488,940	$21,354,876	$3,067,792	$6,598,998	$1,229,430

Year ended Dec. 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Investment income
Dividend income	$—	$1,129,350	$—	$312,873	$2,459,814
Variable account expenses	413,121	448,903	163,182	130,440	798,011
Investment income (loss) — net	(413,121)	680,447	(163,182)	182,433	1,661,803

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,513,583	4,638,941	2,131,098	4,005,557	23,237,483
Cost of investments sold	6,103,280	5,841,398	1,656,370	4,026,098	23,176,387
Net realized gain (loss) on sales of investments	4,410,303	(1,202,457)	474,728	(20,541)	61,096
Distributions from capital gains	—	—	—	7,920	59,402
Net change in unrealized appreciation or depreciation of investments	943,685	2,305,922	1,002,444	32,633	301,910
Net gain (loss) on investments	5,353,988	1,103,465	1,477,172	20,012	422,408
Net increase (decrease) in net assets resulting from operations	$4,940,867	$1,783,912	$1,313,990	$202,445	$2,084,211

Year ended Dec. 31, 2017 (continued)	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
Investment income
Dividend income	$1,767,240	$215,078	$65,298	$268,232	$2,190,556
Variable account expenses	180,961	116,731	203,278	130,418	864,520
Investment income (loss) — net	1,586,279	98,347	(137,980)	137,814	1,326,036

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,949,554	1,838,777	7,052,672	2,901,774	19,817,634
Cost of investments sold	9,471,948	1,835,868	8,725,217	3,267,909	26,310,987
Net realized gain (loss) on sales of investments	(4,522,394)	2,909	(1,672,545)	(366,135)	(6,493,353)
Distributions from capital gains	—	63,558	—	106,562	826,143
Net change in unrealized appreciation or depreciation of investments	2,964,478	187,446	1,320,748	287,492	5,851,617
Net gain (loss) on investments	(1,557,916)	253,913	(351,797)	27,919	184,407
Net increase (decrease) in net assets resulting from operations	$28,363	$352,260	$(489,777)	$165,733	$1,510,443

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	207

Statements of Operations

Year ended Dec. 31, 2017 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP EV Floating Rate Inc, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Investment income
Dividend income	$449,218	$281,998	$1,389,513	$117,406	$—
Variable account expenses	266,818	162,723	436,983	105,714	1,254,278
Investment income (loss) — net	182,400	119,275	952,530	11,692	(1,254,278)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,828,066	2,684,682	6,810,247	1,479,724	28,898,635
Cost of investments sold	4,531,356	2,541,318	7,594,370	1,363,742	23,297,686
Net realized gain (loss) on sales of investments	(703,290)	143,364	(784,123)	115,982	5,600,949
Distributions from capital gains	729,174	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	874,276	2,826,369	504,866	1,745,690	33,490,002
Net gain (loss) on investments	900,160	2,969,733	(279,257)	1,861,672	39,090,951
Net increase (decrease) in net assets resulting from operations	$1,082,560	$3,089,008	$673,273	$1,873,364	$37,836,673

Year ended Dec. 31, 2017 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP MFS Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	176,052	92,965	107,105	292,507	419,114
Investment income (loss) — net	(176,052)	(92,965)	(107,105)	(292,507)	(419,114)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,492,840	2,212,763	1,125,325	7,545,337	3,513,018
Cost of investments sold	1,984,142	1,791,858	847,065	4,055,976	2,836,348
Net realized gain (loss) on sales of investments	508,698	420,905	278,260	3,489,361	676,670
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,777,552	1,701,093	1,412,873	2,478,405	5,319,347
Net gain (loss) on investments	4,286,250	2,121,998	1,691,133	5,967,766	5,996,017
Net increase (decrease) in net assets resulting from operations	$4,110,198	$2,029,033	$1,584,028	$5,675,259	$5,576,903

Year ended Dec. 31, 2017 (continued)	CTIVP MS Adv, Cl 2	CTIVP Oppen Intl Gro, Cl 2	CTIVP Pyramis Intl Eq, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2
Investment income
Dividend income	$—	$120,869	$116,997	$—	$85,815
Variable account expenses	86,382	259,994	77,040	144,011	67,343
Investment income (loss) — net	(86,382)	(139,125)	39,957	(144,011)	18,472

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,510,469	4,466,824	956,465	1,602,938	1,194,093
Cost of investments sold	1,075,440	4,514,041	970,291	1,286,932	1,192,061
Net realized gain (loss) on sales of investments	435,029	(47,217)	(13,826)	316,006	2,032
Distributions from capital gains	—	2,058,652	—	—	21,215
Net change in unrealized appreciation or depreciation of investments	1,656,081	3,210,180	1,234,672	1,583,952	79,433
Net gain (loss) on investments	2,091,110	5,221,615	1,220,846	1,899,958	102,680
Net increase (decrease) in net assets resulting from operations	$2,004,728	$5,082,490	$1,260,803	$1,755,947	$121,152

See accompanying notes to financial statements.

208	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B
Investment income
Dividend income	$—	$—	$128,792	$—	$413,174
Variable account expenses	327,006	303,019	183,368	173,004	196,075
Investment income (loss) — net	(327,006)	(303,019)	(54,576)	(173,004)	217,099

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,657,693	6,187,065	12,830,281	1,576,898	5,357,831
Cost of investments sold	2,920,631	4,305,416	12,901,850	1,330,682	5,514,669
Net realized gain (loss) on sales of investments	737,062	1,881,649	(71,569)	246,216	(156,838)
Distributions from capital gains	—	—	987	—	—
Net change in unrealized appreciation or depreciation of investments	3,644,595	3,027,663	13,286	2,823,496	1,095,702
Net gain (loss) on investments	4,381,657	4,909,312	(57,296)	3,069,712	938,864
Net increase (decrease) in net assets resulting from operations	$4,054,651	$4,606,293	$(111,872)	$2,896,708	$1,155,963

Year ended Dec. 31, 2017 (continued)	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Investment income
Dividend income	$44,646	$5,360,192	$3,461,050	$513,334	$1,171,696
Variable account expenses	57,237	1,519,383	4,338,304	373,911	951,462
Investment income (loss) — net	(12,591)	3,840,809	(877,254)	139,423	220,234

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,623,746	36,793,811	76,543,315	7,351,191	20,701,621
Cost of investments sold	1,516,021	36,774,726	60,894,252	5,279,422	13,882,910
Net realized gain (loss) on sales of investments	107,725	19,085	15,649,063	2,071,769	6,818,711
Distributions from capital gains	—	—	24,511,246	1,104,973	2,773,494
Net change in unrealized appreciation or depreciation of investments	1,195,795	221,743	44,424,567	3,274,425	6,287,283
Net gain (loss) on investments	1,303,520	240,828	84,584,876	6,451,167	15,879,488
Net increase (decrease) in net assets resulting from operations	$1,290,929	$4,081,637	$83,707,622	$6,590,590	$16,099,722

Year ended Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Investment income
Dividend income	$541,135	$2,087,920	$170,554	$697,929	$3,425,371
Variable account expenses	750,304	3,944,991	109,398	531,099	933,879
Investment income (loss) — net	(209,169)	(1,857,071)	61,156	166,830	2,491,492

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	14,674,981	70,165,536	2,639,200	11,949,791	8,274,155
Cost of investments sold	11,027,556	58,750,822	2,351,375	10,203,359	8,141,170
Net realized gain (loss) on sales of investments	3,647,425	11,414,714	287,825	1,746,432	132,985
Distributions from capital gains	4,157,016	20,385,712	12,011	54,314	592,283
Net change in unrealized appreciation or depreciation of investments	8,550,869	46,895,421	2,911,505	12,853,801	2,304,151
Net gain (loss) on investments	16,355,310	78,695,847	3,211,341	14,654,547	3,029,419
Net increase (decrease) in net assets resulting from operations	$16,146,141	$76,838,776	$3,272,497	$14,821,377	$5,520,911
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	209

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$3,273,978	$2,352,492	$2,578,799	$712,487	$1,081,933
Variable account expenses	928,261	598,721	1,084,941	1,276,935	1,327,353
Investment income (loss) — net	2,345,717	1,753,771	1,493,858	(564,448)	(245,420)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	23,013,989	11,568,204	21,298,802	27,562,500	30,991,865
Cost of investments sold	26,191,661	11,574,314	18,749,712	24,022,544	27,306,680
Net realized gain (loss) on sales of investments	(3,177,672)	(6,110)	2,549,090	3,539,956	3,685,185
Distributions from capital gains	—	—	4,676,603	9,744,601	8,124,976
Net change in unrealized appreciation or depreciation of investments	10,445,982	2,883,440	(512,969)	(204,017)	3,348,262
Net gain (loss) on investments	7,268,310	2,877,330	6,712,724	13,080,540	15,158,423
Net increase (decrease) in net assets resulting from operations	$9,614,027	$4,631,101	$8,206,582	$12,516,092	$14,913,003

Year ended Dec. 31, 2017 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Investment income
Dividend income	$102,318	$35,519	$1,628,772	$10,582	$—
Variable account expenses	48,211	55,627	1,058,429	110,107	446,339
Investment income (loss) — net	54,107	(20,108)	570,343	(99,525)	(446,339)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	918,061	1,211,023	22,157,367	2,294,920	11,133,516
Cost of investments sold	936,635	1,036,553	15,230,472	1,514,913	7,457,344
Net realized gain (loss) on sales of investments	(18,574)	174,470	6,926,895	780,007	3,676,172
Distributions from capital gains	—	727,323	12,747,888	1,032,123	4,064,005
Net change in unrealized appreciation or depreciation of investments	153,484	(205,019)	4,924,276	1,342,430	4,519,131
Net gain (loss) on investments	134,910	696,774	24,599,059	3,154,560	12,259,308
Net increase (decrease) in net assets resulting from operations	$189,017	$676,666	$25,169,402	$3,055,035	$11,812,969

Year ended Dec. 31, 2017 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
Investment income
Dividend income	$1,738,549	$2,758,587	$818,852	$595,666	$356,742
Variable account expenses	481,980	1,283,497	1,003,819	316,048	249,183
Investment income (loss) — net	1,256,569	1,475,090	(184,967)	279,618	107,559

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	11,428,340	32,471,925	10,507,268	9,220,775	7,285,149
Cost of investments sold	11,617,806	22,451,171	7,039,902	6,979,604	5,772,349
Net realized gain (loss) on sales of investments	(189,466)	10,020,754	3,467,366	2,241,171	1,512,800
Distributions from capital gains	2,493,870	6,043,427	4,101,623	1,220,960	820,879
Net change in unrealized appreciation or depreciation of investments	237,135	4,455,826	1,538,405	(1,065,070)	(727,943)
Net gain (loss) on investments	2,541,539	20,520,007	9,107,394	2,397,061	1,605,736
Net increase (decrease) in net assets resulting from operations	$3,798,108	$21,995,097	$8,922,427	$2,676,679	$1,713,295

See accompanying notes to financial statements.

210	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Investment income
Dividend income	$39,996	$978,682	$—	$—	$—
Variable account expenses	437,039	715,033	172,306	117,816	188,159
Investment income (loss) — net	(397,043)	263,649	(172,306)	(117,816)	(188,159)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,241,390	18,382,824	3,191,315	3,120,548	5,033,344
Cost of investments sold	12,299,367	14,522,315	2,714,539	2,686,340	3,647,338
Net realized gain (loss) on sales of investments	(57,977)	3,860,509	476,776	434,208	1,386,006
Distributions from capital gains	2,481,685	—	1,255,498	792,365	1,125,589
Net change in unrealized appreciation or depreciation of investments	4,566,688	11,394,812	2,387,517	1,318,073	3,994,122
Net gain (loss) on investments	6,990,396	15,255,321	4,119,791	2,544,646	6,505,717
Net increase (decrease) in net assets resulting from operations	$6,593,353	$15,518,970	$3,947,485	$2,426,830	$6,317,558

Year ended Dec. 31, 2017 (continued)	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv
Investment income
Dividend income	$253,050	$21,703	$1,267,266	$45,765	$—
Variable account expenses	179,672	123,458	512,667	67,443	189,131
Investment income (loss) — net	73,378	(101,755)	754,599	(21,678)	(189,131)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,256,070	2,269,854	14,932,794	2,686,221	4,272,098
Cost of investments sold	7,964,642	1,570,071	15,107,996	2,686,726	2,675,503
Net realized gain (loss) on sales of investments	(1,708,572)	699,783	(175,202)	(505)	1,596,595
Distributions from capital gains	—	992,093	—	—	1,386,120
Net change in unrealized appreciation or depreciation of investments	4,338,265	1,862,667	618,775	918,305	5,186,017
Net gain (loss) on investments	2,629,693	3,554,543	443,573	917,800	8,168,732
Net increase (decrease) in net assets resulting from operations	$2,703,071	$3,452,788	$1,198,172	$896,122	$7,979,601

Year ended Dec. 31, 2017 (continued)	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Investment income
Dividend income	$402,139	$114,171	$—	$258,564	$—
Variable account expenses	216,377	448,643	159,658	557,868	276,952
Investment income (loss) — net	185,762	(334,472)	(159,658)	(299,304)	(276,952)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,430,390	10,745,861	3,471,731	14,159,210	5,650,783
Cost of investments sold	5,443,250	8,676,370	3,287,918	14,290,220	5,063,699
Net realized gain (loss) on sales of investments	(1,012,860)	2,069,491	183,813	(131,010)	587,084
Distributions from capital gains	—	460,576	885,077	3,230,724	657,206
Net change in unrealized appreciation or depreciation of investments	7,387,154	8,787,414	1,786,391	12,127,599	6,381,065
Net gain (loss) on investments	6,374,294	11,317,481	2,855,281	15,227,313	7,625,355
Net increase (decrease) in net assets resulting from operations	$6,560,056	$10,983,009	$2,695,623	$14,928,009	$7,348,403

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	211

Statements of Operations

Year ended Dec. 31, 2017 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S
Investment income
Dividend income	$7,622,325	$1,010,945	$—	$94,644	$30,994
Variable account expenses	1,753,184	386,432	279,999	135,293	85,400
Investment income (loss) — net	5,869,141	624,513	(279,999)	(40,649)	(54,406)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	33,860,238	11,423,363	8,292,692	3,383,393	1,380,514
Cost of investments sold	31,360,039	9,639,518	8,766,578	2,896,334	1,044,112
Net realized gain (loss) on sales of investments	2,500,199	1,783,845	(473,886)	487,059	336,402
Distributions from capital gains	—	—	—	—	333,079
Net change in unrealized appreciation or depreciation of investments	15,226,111	1,052,451	9,579,315	2,876,115	683,621
Net gain (loss) on investments	17,726,310	2,836,296	9,105,429	3,363,174	1,353,102
Net increase (decrease) in net assets resulting from operations	$23,595,451	$3,460,809	$8,825,430	$3,322,525	$1,298,696

Year ended Dec. 31, 2017 (continued)	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA, Serv(1)	Oppen Main St Sm Cap VA, Serv
Investment income
Dividend income	$—	$837,251	$6,465,992	$40,750	$628,959
Variable account expenses	31,986	1,106,041	2,993,791	25,988	946,249
Investment income (loss) — net	(31,986)	(268,790)	3,472,201	14,762	(317,290)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	984,667	15,965,473	64,516,051	596,049	15,161,577
Cost of investments sold	1,007,302	12,918,998	65,666,891	580,286	12,878,723
Net realized gain (loss) on sales of investments	(22,635)	3,046,475	(1,150,840)	15,763	2,282,854
Distributions from capital gains	—	—	—	66,836	5,245,333
Net change in unrealized appreciation or depreciation of investments	214,361	31,145,014	14,093,605	206,891	4,530,014
Net gain (loss) on investments	191,726	34,191,489	12,942,765	289,490	12,058,201
Net increase (decrease) in net assets resulting from operations	$159,740	$33,922,699	$16,414,966	$304,252	$11,740,911

(1)	For the period April 28, 2017 (commencement of operations) to Dec. 31, 2017.

Year ended Dec. 31, 2017 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Investment income
Dividend income	$4,138,832	$96,770	$448,173	$145,717	$342,149
Variable account expenses	889,466	49,264	241,055	234,447	131,776
Investment income (loss) — net	3,249,366	47,506	207,118	(88,730)	210,373

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,050,956	675,968	5,941,140	5,498,125	2,883,132
Cost of investments sold	18,441,182	658,596	5,999,022	5,142,225	2,760,224
Net realized gain (loss) on sales of investments	(390,226)	17,372	(57,882)	355,900	122,908
Distributions from capital gains	—	—	—	2,362,233	—
Net change in unrealized appreciation or depreciation of investments	8,042,860	472,156	628,042	1,072,856	3,132,399
Net gain (loss) on investments	7,652,634	489,528	570,160	3,790,989	3,255,307
Net increase (decrease) in net assets resulting from operations	$10,902,000	$537,034	$777,278	$3,702,259	$3,465,680

See accompanying notes to financial statements.

212	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave Val
Investment income
Dividend income	$542,767	$175,187	$100,147	$—	$143,730
Variable account expenses	809,418	235,889	132,964	336,722	145,276
Investment income (loss) — net	(266,651)	(60,702)	(32,817)	(336,722)	(1,546)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,035,305	4,662,747	3,175,131	5,758,399	2,807,384
Cost of investments sold	4,726,452	2,932,777	2,670,988	6,051,742	2,621,784
Net realized gain (loss) on sales of investments	2,308,853	1,729,970	504,143	(293,343)	185,600
Distributions from capital gains	4,412,116	1,986,222	1,569,056	109,998	—
Net change in unrealized appreciation or depreciation of investments	9,203,702	3,197,499	(1,405,678)	752,854	1,880,831
Net gain (loss) on investments	15,924,671	6,913,691	667,521	569,509	2,066,431
Net increase (decrease) in net assets resulting from operations	$15,658,020	$6,852,989	$634,704	$232,787	$2,064,885

Year ended Dec. 31, 2017 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2
Investment income
Dividend income	$559,312	$—	$—	$229,836	$—
Variable account expenses	122,919	11,089,187	7,759,709	314,298	5,046,373
Investment income (loss) — net	436,393	(11,089,187)	(7,759,709)	(84,462)	(5,046,373)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,124,729	163,965,466	223,353,597	3,315,599	124,310,791
Cost of investments sold	4,206,623	114,395,960	128,664,154	4,582,063	108,334,332
Net realized gain (loss) on sales of investments	(81,894)	49,569,506	94,689,443	(1,266,464)	15,976,459
Distributions from capital gains	—	—	—	2,552,395	—
Net change in unrealized appreciation or depreciation of investments	887,875	147,857,778	52,105,401	5,996,479	18,650,278
Net gain (loss) on investments	805,981	197,427,284	146,794,844	7,282,410	34,626,737
Net increase (decrease) in net assets resulting from operations	$1,242,374	$186,338,097	$139,035,135	$7,197,948	$29,580,364

Year ended Dec. 31, 2017 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2(1)	VP Man Risk US, Cl 2(1)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	5,890,008	22,987	15,870	3,861,962	12,590,996
Investment income (loss) — net	(5,890,008)	(22,987)	(15,870)	(3,861,962)	(12,590,996)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	189,885,568	274,717	14,898	110,643,231	174,137,756
Cost of investments sold	156,581,394	270,213	14,598	105,728,700	161,765,269
Net realized gain (loss) on sales of investments	33,304,174	4,504	300	4,914,531	12,372,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,110,996	305,552	235,711	23,892,659	118,618,693
Net gain (loss) on investments	43,415,170	310,056	236,011	28,807,190	130,991,180
Net increase (decrease) in net assets resulting from operations	$37,525,162	$287,069	$220,141	$24,945,228	$118,400,184

(1)	For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	213

Statements of Operations

Year ended Dec. 31, 2017 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	83,499,334	126,362,907	68,515,311	83,096,970	36,421,412
Investment income (loss) — net	(83,499,334)	(126,362,907)	(68,515,311)	(83,096,970)	(36,421,412)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	381,709,787	561,782,304	550,379,165	1,355,061,515	445,633,570
Cost of investments sold	338,910,896	483,519,816	403,457,139	858,198,849	310,229,755
Net realized gain (loss) on sales of investments	42,798,891	78,262,488	146,922,026	496,862,666	135,403,815
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,319,692,680	1,592,861,049	701,798,723	602,776,421	420,555,680
Net gain (loss) on investments	1,362,491,571	1,671,123,537	848,720,749	1,099,639,087	555,959,495
Net increase (decrease) in net assets resulting from operations	$1,278,992,237	$1,544,760,630	$780,205,438	$1,016,542,117	$519,538,083

Year ended Dec. 31, 2017 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$209,693	$—
Variable account expenses	27,771,935	13,827,661	16,700,512	112,057	56,667
Investment income (loss) — net	(27,771,935)	(13,827,661)	(16,700,512)	97,636	(56,667)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	676,842,556	220,742,792	371,851,868	2,310,983	582,139
Cost of investments sold	400,464,120	176,704,493	265,002,818	2,323,737	491,915
Net realized gain (loss) on sales of investments	276,378,436	44,038,299	106,849,050	(12,754)	90,224
Distributions from capital gains	—	—	—	8,124	—
Net change in unrealized appreciation or depreciation of investments	177,741,940	84,075,992	58,070,445	110,434	797,327
Net gain (loss) on investments	454,120,376	128,114,291	164,919,495	105,804	887,551
Net increase (decrease) in net assets resulting from operations	$426,348,441	$114,286,630	$148,218,983	$203,440	$830,884

Year ended Dec. 31, 2017 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	59,584	754,272	462,999	6,419,799	4,207,969
Investment income (loss) — net	(59,584)	(754,272)	(462,999)	(6,419,799)	(4,207,969)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,401,545	18,640,377	5,164,737	9,629,524	8,553,145
Cost of investments sold	1,171,672	9,655,331	4,953,744	8,943,419	8,112,171
Net realized gain (loss) on sales of investments	229,873	8,985,046	210,993	686,105	440,974
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	142,118	(3,337,237)	4,731,503	104,259,251	56,977,768
Net gain (loss) on investments	371,991	5,647,809	4,942,496	104,945,356	57,418,742
Net increase (decrease) in net assets resulting from operations	$312,407	$4,893,537	$4,479,497	$98,525,557	$53,210,773

See accompanying notes to financial statements.

214	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Operations

Year ended Dec. 31, 2017 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Investment income
Dividend income	$2,565,559	$—	$206,575	$1,065,973	$380,272
Variable account expenses	1,913,130	2,390,355	235,516	346,677	525,437
Investment income (loss) — net	652,429	(2,390,355)	(28,941)	719,296	(145,165)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	36,954,854	50,370,286	4,978,567	6,782,043	11,432,621
Cost of investments sold	36,526,100	54,231,482	3,515,742	6,449,571	8,950,512
Net realized gain (loss) on sales of investments	428,754	(3,861,196)	1,462,825	332,472	2,482,109
Distributions from capital gains	1,570,107	43,204,100	1,167,079	—	4,571,678
Net change in unrealized appreciation or depreciation of investments	55,937,162	9,138,192	378,042	6,786,554	3,001,183
Net gain (loss) on investments	57,936,023	48,481,096	3,007,946	7,119,026	10,054,970
Net increase (decrease) in net assets resulting from operations	$58,588,452	$46,090,741	$2,979,005	$7,838,322	$9,909,805

Year ended Dec. 31, 2017 (continued)				WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income				$—	$488,793
Variable account expenses				642,858	86,452
Investment income (loss) — net				(642,858)	402,341

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				14,607,841	1,631,004
Cost of investments sold				13,123,151	1,658,471
Net realized gain (loss) on sales of investments				1,484,690	(27,467)
Distributions from capital gains				1,960,096	—
Net change in unrealized appreciation or depreciation of investments				11,732,621	174,362
Net gain (loss) on investments				15,177,407	146,895
Net increase (decrease) in net assets resulting from operations				$14,534,549	$549,236

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	215

Statements of Changes in Net Assets

Year ended Dec. 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$57,057	$(49,303)	$319,688	$1,376,602	$(443,164)
Net realized gain (loss) on sales of investments	93,243	545,517	4,954,877	(994,126)	846,188
Distributions from capital gains	—	—	7,448,020	—	2,489,659
Net change in unrealized appreciation or depreciation of investments	822,777	1,709,525	1,280,967	28,431,540	7,526,874
Net increase (decrease) in net assets resulting from operations	973,077	2,205,739	14,003,552	28,814,016	10,419,557

Contract transactions
Contract purchase payments	1,263,367	107,628	651,275	1,756,982	6,203,927
Net transfers(1)	(267,380)	1,149,656	(2,481,145)	(2,101,849)	5,050,800
Transfers for policy loans	1,118	246	2,990	64,871	1,221
Adjustments to net assets allocated to contracts in payment period	—	53,231	(24,421)	(33,160)	60,287
Contract charges	(3,856)	(7,389)	(62,855)	(159,078)	(10,859)
Contract terminations:
Surrender benefits	(671,110)	(1,151,142)	(11,630,706)	(18,373,255)	(3,170,691)
Death benefits	(66,207)	(78,009)	(1,198,769)	(1,389,001)	(336,978)
Increase (decrease) from contract transactions	255,932	74,221	(14,743,631)	(20,234,490)	7,797,707
Net assets at beginning of year	7,611,976	6,365,465	88,721,379	127,862,656	31,734,879
Net assets at end of year	$8,840,985	$8,645,425	$87,981,300	$136,442,182	$49,952,143

Accumulation unit activity
Units outstanding at beginning of year	6,932,622	4,682,402	43,393,779	90,605,539	15,148,729
Contract purchase payments	1,072,057	67,610	296,843	1,228,713	2,433,922
Net transfers(1)	(243,082)	688,766	(1,157,081)	(1,058,910)	2,039,884
Transfers for policy loans	951	159	1,536	37,126	521
Contract charges	(3,270)	(4,566)	(28,792)	(93,362)	(4,440)
Contract terminations:
Surrender benefits	(571,796)	(701,448)	(5,382,752)	(11,564,502)	(1,312,988)
Death benefits	(57,061)	(50,204)	(565,322)	(863,770)	(143,161)
Units outstanding at end of year	7,130,421	4,682,719	36,558,211	78,290,834	18,162,467

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

216	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$397,149	$4,159	$(27,862)	$331,701	$(188,996)
Net realized gain (loss) on sales of investments	(487,797)	281,200	1,386,898	3,271,206	2,316,650
Distributions from capital gains	—	—	—	1,449,677	1,363,560
Net change in unrealized appreciation or depreciation of investments	(851,400)	2,223,080	5,005,528	1,963,972	3,883,943
Net increase (decrease) in net assets resulting from operations	(942,048)	2,508,439	6,364,564	7,016,556	7,375,157

Contract transactions
Contract purchase payments	4,056,938	92,997	263,102	757,649	296,319
Net transfers(1)	(326,524)	(6,887)	(712,098)	5,582,179	336,218
Transfers for policy loans	3,780	1,981	12,688	7,715	11,423
Adjustments to net assets allocated to contracts in payment period	(8,485)	(3,834)	(13,524)	(24,573)	104,117
Contract charges	(20,472)	(3,387)	(19,105)	(50,806)	(20,367)
Contract terminations:
Surrender benefits	(4,794,712)	(1,012,312)	(2,633,980)	(10,080,604)	(4,228,129)
Death benefits	(778,774)	(266,690)	(243,902)	(505,923)	(456,408)
Increase (decrease) from contract transactions	(1,868,249)	(1,198,132)	(3,346,819)	(4,314,363)	(3,956,827)
Net assets at beginning of year	49,294,984	8,770,202	22,461,899	69,235,236	25,605,688
Net assets at end of year	$46,484,687	$10,080,509	$25,479,644	$71,937,429	$29,024,018

Accumulation unit activity
Units outstanding at beginning of year	48,708,590	6,355,603	14,613,991	30,814,905	13,236,397
Contract purchase payments	4,085,427	58,286	146,025	323,636	130,354
Net transfers(1)	(382,729)	(7,691)	(373,936)	2,402,087	151,038
Transfers for policy loans	3,922	1,723	7,536	3,498	5,110
Contract charges	(20,556)	(2,124)	(10,788)	(21,872)	(9,087)
Contract terminations:
Surrender benefits	(4,791,150)	(622,387)	(1,481,682)	(4,261,102)	(1,875,286)
Death benefits	(777,191)	(171,713)	(134,623)	(225,890)	(202,140)
Units outstanding at end of year	46,826,313	5,611,697	12,766,523	29,035,262	11,436,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	217

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$328,089	$1,192,371	$209,012	$236,269	$(141,227)
Net realized gain (loss) on sales of investments	2,766,290	12,820,939	(242,515)	438,899	714,757
Distributions from capital gains	—	—	968,404	210,027	301,696
Net change in unrealized appreciation or depreciation of investments	(106,532)	1,277,985	8,507,522	1,304,634	2,183,118
Net increase (decrease) in net assets resulting from operations	2,987,847	15,291,295	9,442,423	2,189,829	3,058,344

Contract transactions
Contract purchase payments	312,799	8,461,403	7,058,661	238,951	161,327
Net transfers(1)	(1,851,036)	(4,970,929)	(1,192,604)	(373,906)	(224,196)
Transfers for policy loans	9,333	37,595	14,839	21,196	1,047
Adjustments to net assets allocated to contracts in payment period	(35,112)	(13,401)	11,865	(6,577)	—
Contract charges	(11,590)	(132,638)	(36,541)	(16,096)	(12,306)
Contract terminations:
Surrender benefits	(4,821,538)	(26,881,649)	(7,284,760)	(2,187,263)	(2,218,212)
Death benefits	(713,709)	(2,881,239)	(1,071,801)	(245,988)	(266,109)
Increase (decrease) from contract transactions	(7,110,853)	(26,380,858)	(2,500,341)	(2,569,683)	(2,558,449)
Net assets at beginning of year	43,279,027	221,302,966	77,156,935	21,153,746	14,372,899
Net assets at end of year	$39,156,021	$210,213,403	$84,099,017	$20,773,892	$14,872,794

Accumulation unit activity
Units outstanding at beginning of year	13,292,401	92,076,433	64,910,290	12,996,178	7,747,398
Contract purchase payments	94,507	3,624,726	5,559,685	139,942	79,482
Net transfers(1)	(561,088)	(2,018,828)	(1,027,854)	(206,499)	(97,267)
Transfers for policy loans	2,704	15,896	11,812	12,640	287
Contract charges	(3,533)	(52,810)	(28,745)	(9,469)	(6,003)
Contract terminations:
Surrender benefits	(1,468,645)	(10,932,939)	(5,718,005)	(1,289,726)	(1,080,027)
Death benefits	(221,742)	(1,222,200)	(838,133)	(146,965)	(133,623)
Units outstanding at end of year	11,134,604	81,490,278	62,869,050	11,496,101	6,510,247

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

218	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(4,699,356)	$167,024	$(922,281)	$(210,869)	$(3,518,792)
Net realized gain (loss) on sales of investments	14,499,482	(95,826)	2,158,609	481,740	24,473,341
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	47,028,327	(13,033)	15,402,606	3,536,356	52,622,378
Net increase (decrease) in net assets resulting from operations	56,828,453	58,165	16,638,934	3,807,227	73,576,927

Contract transactions
Contract purchase payments	32,161,770	673,492	8,133,659	2,446,016	3,285,100
Net transfers(1)	27,551,139	770,931	7,852,742	(787,536)	(11,147,610)
Transfers for policy loans	101,673	123	(21,574)	6,249	155,540
Adjustments to net assets allocated to contracts in payment period	(193,132)	—	(3,640)	—	(602,698)
Contract charges	(250,406)	(998)	(46,510)	(4,479)	(453,074)
Contract terminations:
Surrender benefits	(41,944,418)	(339,163)	(7,447,604)	(459,513)	(35,253,336)
Death benefits	(7,976,244)	(75,233)	(761,210)	(301,257)	(4,036,527)
Increase (decrease) from contract transactions	9,450,382	1,029,152	7,705,863	899,480	(48,052,605)
Net assets at beginning of year	418,875,477	3,324,384	78,269,293	16,490,561	344,383,537
Net assets at end of year	$485,154,312	$4,411,701	$102,614,090	$21,197,268	$369,907,859

Accumulation unit activity
Units outstanding at beginning of year	214,582,874	5,509,793	52,932,731	7,392,129	191,847,954
Contract purchase payments	16,661,276	1,158,985	5,001,106	992,782	1,691,539
Net transfers(1)	14,467,132	1,314,630	4,841,916	(327,962)	(6,156,231)
Transfers for policy loans	42,766	213	(12,835)	2,801	60,088
Contract charges	(120,280)	(1,713)	(28,408)	(1,835)	(243,911)
Contract terminations:
Surrender benefits	(20,246,477)	(582,478)	(4,535,368)	(192,069)	(18,543,448)
Death benefits	(3,830,953)	(131,189)	(472,489)	(121,187)	(2,048,968)
Units outstanding at end of year	221,556,338	7,268,241	57,726,653	7,744,659	166,607,023

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	219

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(40,173)	$(569,132)	$(5,188,484)	$416,347	$(329,133)
Net realized gain (loss) on sales of investments	(28,578)	1,153,580	50,042,624	73,867	847,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	131,250	5,480,409	24,858,884	645,829	10,008,705
Net increase (decrease) in net assets resulting from operations	62,499	6,064,857	69,713,024	1,136,043	10,527,059

Contract transactions
Contract purchase payments	254,139	6,588,570	5,570,061	996,567	6,983,551
Net transfers(1)	(480,159)	(137,603)	(23,262,400)	4,429,232	4,954,816
Transfers for policy loans	(2,082)	1,146	164,459	6,047	1,375
Adjustments to net assets allocated to contracts in payment period	—	(12,166)	(354,667)	(1,535)	(7,534)
Contract charges	(1,523)	(13,958)	(447,549)	(4,396)	(7,171)
Contract terminations:
Surrender benefits	(403,874)	(1,774,544)	(73,762,808)	(1,115,353)	(1,208,602)
Death benefits	(116,998)	(946,360)	(7,501,942)	(30,643)	(563,164)
Increase (decrease) from contract transactions	(750,497)	3,705,085	(99,594,846)	4,279,919	10,153,271
Net assets at beginning of year	4,198,770	44,864,498	581,936,352	9,333,704	18,935,140
Net assets at end of year	$3,510,772	$54,634,440	$552,054,530	$14,749,666	$39,615,470

Accumulation unit activity
Units outstanding at beginning of year	4,826,904	24,408,674	246,768,786	9,542,697	19,212,338
Contract purchase payments	290,384	3,371,451	2,369,281	959,785	5,614,141
Net transfers(1)	(546,459)	(62,162)	(9,312,370)	4,253,486	4,308,074
Transfers for policy loans	(2,345)	605	64,723	5,893	1,001
Contract charges	(1,726)	(7,192)	(187,232)	(4,211)	(5,762)
Contract terminations:
Surrender benefits	(457,845)	(911,467)	(30,375,166)	(1,073,471)	(999,734)
Death benefits	(133,499)	(493,526)	(3,007,917)	(29,569)	(473,272)
Units outstanding at end of year	3,975,414	26,306,383	206,320,105	13,654,610	27,656,786

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

220	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(1,298,709)	$(96,140)	$(934,957)	$(283,005)	$(871,333)
Net realized gain (loss) on sales of investments	5,823,174	(265,034)	(4,843,784)	1	4,703
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	50,020,261	740,688	10,625,216	(1)	(4,702)
Net increase (decrease) in net assets resulting from operations	54,544,726	379,514	4,846,475	(283,005)	(871,332)

Contract transactions
Contract purchase payments	2,165,416	738,204	799,271	12,186,447	7,108,449
Net transfers(1)	2,503,431	109,343	(2,250,733)	(9,698,615)	(881,316)
Transfers for policy loans	96,534	15	40,115	27,178	277,262
Adjustments to net assets allocated to contracts in payment period	(67,855)	—	59,969	—	(132,389)
Contract charges	(153,322)	(994)	(141,523)	(6,399)	(137,121)
Contract terminations:
Surrender benefits	(19,286,844)	(315,859)	(14,047,216)	(4,637,666)	(35,888,924)
Death benefits	(1,621,580)	(111,074)	(1,890,835)	(140,283)	(2,627,608)
Increase (decrease) from contract transactions	(16,364,220)	419,635	(17,430,952)	(2,269,338)	(32,281,647)
Net assets at beginning of year	125,958,408	8,284,145	106,327,171	28,847,537	153,262,290
Net assets at end of year	$164,138,914	$9,083,294	$93,742,694	$26,295,194	$120,109,311

Accumulation unit activity
Units outstanding at beginning of year	66,944,328	8,945,587	71,303,966	31,008,504	139,734,275
Contract purchase payments	971,117	774,159	535,840	13,147,853	6,770,046
Net transfers(1)	1,241,866	119,256	(1,431,056)	(10,357,847)	(1,215,145)
Transfers for policy loans	43,034	29	25,437	29,694	250,891
Contract charges	(63,374)	(1,046)	(94,032)	(6,952)	(125,116)
Contract terminations:
Surrender benefits	(8,315,771)	(334,009)	(9,228,466)	(5,124,010)	(33,372,776)
Death benefits	(682,177)	(116,120)	(1,227,583)	(153,486)	(2,481,845)
Units outstanding at end of year	60,139,023	9,387,856	59,884,106	28,543,756	109,560,330

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	221

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$1,993,562	$11,990,173	$1,394,185	$8,905,157	$478,619
Net realized gain (loss) on sales of investments	(41,401)	1,603,056	(459,527)	(5,391,873)	(76,871)
Distributions from capital gains	—	—	—	—	282,379
Net change in unrealized appreciation or depreciation of investments	252,775	1,034,508	419,647	5,899,729	112,036
Net increase (decrease) in net assets resulting from operations	2,204,936	14,627,737	1,354,305	9,413,013	796,163

Contract transactions
Contract purchase payments	6,705,818	2,351,298	2,515,187	1,311,051	4,279,943
Net transfers(1)	473,979	(5,262,338)	534,762	(2,684,597)	(161,978)
Transfers for policy loans	3,914	36,103	269	2,926	(2,906)
Adjustments to net assets allocated to contracts in payment period	—	(189,129)	(4,341)	72,133	—
Contract charges	(8,508)	(168,805)	(5,647)	(218,289)	(5,895)
Contract terminations:
Surrender benefits	(2,051,437)	(35,931,693)	(1,097,715)	(26,774,375)	(1,332,064)
Death benefits	(464,125)	(5,176,746)	(401,716)	(3,010,247)	(547,682)
Increase (decrease) from contract transactions	4,659,641	(44,341,310)	1,540,799	(31,301,398)	2,229,418
Net assets at beginning of year	41,301,454	283,325,730	26,176,900	182,316,243	31,945,696
Net assets at end of year	$48,166,031	$253,612,157	$29,072,004	$160,427,858	$34,971,277

Accumulation unit activity
Units outstanding at beginning of year	27,892,164	118,309,026	18,121,102	91,441,355	27,447,217
Contract purchase payments	4,380,058	998,622	1,668,349	638,632	3,604,343
Net transfers(1)	316,171	(1,863,847)	366,753	(1,300,691)	(146,076)
Transfers for policy loans	2,591	13,355	198	1,366	(2,398)
Contract charges	(5,563)	(68,650)	(3,774)	(105,406)	(4,987)
Contract terminations:
Surrender benefits	(1,342,896)	(14,667,191)	(738,105)	(12,971,481)	(1,134,157)
Death benefits	(301,491)	(2,070,235)	(269,843)	(1,468,877)	(464,768)
Units outstanding at end of year	30,941,034	100,651,080	19,144,680	76,234,898	29,299,174

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

222	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$6,767,421	$(379,387)	$(1,146,471)	$(2,749,966)	$312,463
Net realized gain (loss) on sales of investments	(367,642)	873,208	10,842,651	11,420,736	(203,235)
Distributions from capital gains	3,279,729	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,257,317	7,032,449	21,763,094	42,608,852	107,617
Net increase (decrease) in net assets resulting from operations	10,936,825	7,526,270	31,459,274	51,279,622	216,845

Contract transactions
Contract purchase payments	2,667,629	4,665,493	1,213,429	30,937,344	3,895,011
Net transfers(1)	(1,152,164)	425,284	(3,419,928)	17,340,890	4,286,638
Transfers for policy loans	32,608	6,113	(8,410)	33,981	(2,883)
Adjustments to net assets allocated to contracts in payment period	(411,866)	—	(67,228)	(321,386)	(85,401)
Contract charges	(486,014)	(9,607)	(116,572)	(147,887)	(12,254)
Contract terminations:
Surrender benefits	(53,420,603)	(1,025,480)	(16,405,704)	(24,669,332)	(4,480,465)
Death benefits	(7,419,895)	(209,421)	(1,603,488)	(2,756,429)	(769,741)
Increase (decrease) from contract transactions	(60,190,305)	3,852,382	(20,407,901)	20,417,181	2,830,905
Net assets at beginning of year	413,782,962	27,203,074	124,428,712	241,925,166	29,208,155
Net assets at end of year	$364,529,482	$38,581,726	$135,480,085	$313,621,969	$32,255,905

Accumulation unit activity
Units outstanding at beginning of year	237,641,746	12,840,578	97,951,148	131,933,254	27,832,887
Contract purchase payments	1,551,252	1,877,972	797,459	15,355,985	3,635,306
Net transfers(1)	(699,778)	210,676	(2,415,773)	8,719,358	4,146,184
Transfers for policy loans	15,674	2,538	(5,232)	17,302	(2,550)
Contract charges	(279,111)	(3,977)	(79,030)	(73,507)	(11,697)
Contract terminations:
Surrender benefits	(30,321,532)	(428,332)	(11,002,194)	(12,478,465)	(4,268,671)
Death benefits	(4,174,742)	(84,877)	(1,064,686)	(1,388,037)	(743,401)
Units outstanding at end of year	203,733,509	14,414,578	84,181,692	142,085,890	30,588,058

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	223

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$324,723	$(121,613)	$(781,772)	$(267,322)	$(626,922)
Net realized gain (loss) on sales of investments	87,461	191,451	5,606,579	435,530	6,919,183
Distributions from capital gains	58,753	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	968,612	1,966,777	10,529,901	2,534,107	1,708,920
Net increase (decrease) in net assets resulting from operations	1,439,549	2,036,615	15,354,708	2,702,315	8,001,181

Contract transactions
Contract purchase payments	1,275,520	2,034,385	785,102	3,227,030	729,932
Net transfers(1)	(1,458,616)	500,113	(1,136,694)	729,176	(3,835,390)
Transfers for policy loans	(1,339)	382	40,620	535	2,343
Adjustments to net assets allocated to contracts in payment period	(9,469)	—	37,546	—	(11,716)
Contract charges	(5,657)	(3,248)	(63,400)	(5,795)	(52,161)
Contract terminations:
Surrender benefits	(1,975,477)	(330,017)	(8,719,244)	(755,792)	(11,073,599)
Death benefits	(218,435)	(89,221)	(720,028)	(238,986)	(730,413)
Increase (decrease) from contract transactions	(2,393,473)	2,112,394	(9,776,098)	2,956,168	(14,971,004)
Net assets at beginning of year	16,133,637	8,788,261	75,221,954	20,279,170	73,343,310
Net assets at end of year	$15,179,713	$12,937,270	$80,800,564	$25,937,653	$66,373,487

Accumulation unit activity
Units outstanding at beginning of year	16,069,722	5,219,230	40,449,252	9,638,417	34,277,864
Contract purchase payments	1,230,952	1,090,122	388,729	1,467,696	332,710
Net transfers(1)	(1,457,249)	260,626	(563,817)	348,153	(1,687,189)
Transfers for policy loans	(1,270)	203	20,169	232	806
Contract charges	(5,392)	(1,732)	(30,611)	(2,636)	(23,426)
Contract terminations:
Surrender benefits	(1,871,196)	(176,707)	(4,149,197)	(341,951)	(4,966,197)
Death benefits	(209,915)	(46,655)	(352,606)	(107,889)	(323,340)
Units outstanding at end of year	13,755,652	6,345,087	35,761,919	11,002,022	27,611,228

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

224	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$138,979	$894,233	$(184,622)	$(322,465)	$(136,581)
Net realized gain (loss) on sales of investments	208,867	2,911,451	520,538	2,946,480	314,573
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,141,094	17,549,192	2,731,876	3,974,983	1,051,438
Net increase (decrease) in net assets resulting from operations	4,488,940	21,354,876	3,067,792	6,598,998	1,229,430

Contract transactions
Contract purchase payments	2,369,269	1,248,686	3,134,459	295,920	1,493,592
Net transfers(1)	122,951	(4,401,159)	898,790	5,214,946	(136,819)
Transfers for policy loans	3,129	66,681	315	3,231	99
Adjustments to net assets allocated to contracts in payment period	(3,812)	(102,714)	—	36,546	(372)
Contract charges	(3,870)	(68,023)	(3,418)	(21,086)	(3,760)
Contract terminations:
Surrender benefits	(627,398)	(11,038,469)	(397,704)	(5,398,046)	(413,511)
Death benefits	(294,300)	(1,138,806)	(30,717)	(545,265)	(145,455)
Increase (decrease) from contract transactions	1,565,969	(15,433,804)	3,601,725	(413,754)	793,774
Net assets at beginning of year	17,135,922	88,734,131	13,836,433	33,622,192	10,720,450
Net assets at end of year	$23,190,831	$94,655,203	$20,505,950	$39,807,436	$12,743,654

Accumulation unit activity
Units outstanding at beginning of year	13,655,473	70,244,408	6,118,730	15,367,188	4,879,539
Contract purchase payments	1,615,037	878,616	1,292,074	129,220	661,798
Net transfers(1)	64,899	(3,280,536)	354,443	2,283,120	(50,583)
Transfers for policy loans	2,134	44,385	131	574	48
Contract charges	(2,712)	(48,488)	(1,427)	(9,051)	(1,661)
Contract terminations:
Surrender benefits	(442,223)	(7,858,414)	(164,871)	(2,298,522)	(182,438)
Death benefits	(204,350)	(817,942)	(12,872)	(230,736)	(61,591)
Units outstanding at end of year	14,688,258	59,162,029	7,586,208	15,241,793	5,245,112

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	225

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(413,121)	$680,447	$(163,182)	$182,433	$1,661,803
Net realized gain (loss) on sales of investments	4,410,303	(1,202,457)	474,728	(20,541)	61,096
Distributions from capital gains	—	—	—	7,920	59,402
Net change in unrealized appreciation or depreciation of investments	943,685	2,305,922	1,002,444	32,633	301,910
Net increase (decrease) in net assets resulting from operations	4,940,867	1,783,912	1,313,990	202,445	2,084,211

Contract transactions
Contract purchase payments	463,483	8,041,223	1,282,054	2,155,059	822,374
Net transfers(1)	(2,051,045)	4,280,894	223,092	(1,922,325)	(4,858,054)
Transfers for policy loans	29,368	1,642	(2,256)	—	65,178
Adjustments to net assets allocated to contracts in payment period	47,736	—	(743)	—	(38,674)
Contract charges	(36,247)	(7,089)	(3,812)	(1,032)	(67,695)
Contract terminations:
Surrender benefits	(6,258,215)	(1,433,754)	(816,608)	(208,629)	(12,793,072)
Death benefits	(861,663)	(601,764)	(136,098)	(160,346)	(1,793,967)
Increase (decrease) from contract transactions	(8,666,583)	10,281,152	545,629	(137,273)	(18,663,910)
Net assets at beginning of year	49,320,894	33,791,028	13,795,963	11,057,212	98,321,980
Net assets at end of year	$45,595,178	$45,856,092	$15,655,582	$11,122,384	$81,742,281

Accumulation unit activity
Units outstanding at beginning of year	17,392,843	30,465,471	6,663,039	10,731,491	73,667,335
Contract purchase payments	161,007	7,040,263	598,757	2,066,043	620,168
Net transfers(1)	(637,198)	3,741,454	114,259	(1,833,055)	(3,846,554)
Transfers for policy loans	9,641	1,443	(1,080)	—	47,435
Contract charges	(12,261)	(6,251)	(1,801)	(990)	(49,259)
Contract terminations:
Surrender benefits	(2,083,766)	(1,259,564)	(398,267)	(202,310)	(9,517,400)
Death benefits	(276,470)	(529,640)	(62,946)	(155,606)	(1,334,147)
Units outstanding at end of year	14,553,796	39,453,176	6,911,961	10,605,573	59,587,578

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

226	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$1,586,279	$98,347	$(137,980)	$137,814	$1,326,036
Net realized gain (loss) on sales of investments	(4,522,394)	2,909	(1,672,545)	(366,135)	(6,493,353)
Distributions from capital gains	—	63,558	—	106,562	826,143
Net change in unrealized appreciation or depreciation of investments	2,964,478	187,446	1,320,748	287,492	5,851,617
Net increase (decrease) in net assets resulting from operations	28,363	352,260	(489,777)	165,733	1,510,443

Contract transactions
Contract purchase payments	415,831	1,605,171	1,035,156	2,082,236	599,981
Net transfers(1)	(143,170)	185,489	(2,403,982)	1,591,000	3,930,284
Transfers for policy loans	7,126	(597)	1,956	(89)	25,994
Adjustments to net assets allocated to contracts in payment period	(6,322)	—	116,080	—	23,498
Contract charges	(14,986)	(1,457)	(11,483)	(1,855)	(232,442)
Contract terminations:
Surrender benefits	(3,149,451)	(555,785)	(2,274,548)	(695,163)	(13,967,915)
Death benefits	(227,667)	(302,143)	(235,720)	(521,145)	(1,854,765)
Increase (decrease) from contract transactions	(3,118,639)	930,678	(3,772,541)	2,454,984	(11,475,365)
Net assets at beginning of year	21,831,257	9,734,534	23,574,696	9,864,480	100,365,294
Net assets at end of year	$18,740,981	$11,017,472	$19,312,378	$12,485,197	$90,400,372

Accumulation unit activity
Units outstanding at beginning of year	41,884,644	8,712,990	23,588,858	8,210,669	68,397,119
Contract purchase payments	811,787	1,415,532	1,073,676	1,725,209	410,693
Net transfers(1)	(248,142)	161,773	(2,471,658)	1,334,599	2,719,836
Transfers for policy loans	13,668	(527)	1,948	(75)	17,783
Contract charges	(29,552)	(1,283)	(11,829)	(1,549)	(157,799)
Contract terminations:
Surrender benefits	(6,186,322)	(490,812)	(2,348,000)	(580,277)	(9,519,246)
Death benefits	(450,912)	(264,308)	(243,297)	(435,536)	(1,268,988)
Units outstanding at end of year	35,795,171	9,533,365	19,589,698	10,253,040	60,599,398

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	227

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP EV Floating Rate Inc, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
Operations
Investment income (loss) — net	$182,400	$119,275	$952,530	$11,692	$(1,254,278)
Net realized gain (loss) on sales of investments	(703,290)	143,364	(784,123)	115,982	5,600,949
Distributions from capital gains	729,174	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	874,276	2,826,369	504,866	1,745,690	33,490,002
Net increase (decrease) in net assets resulting from operations	1,082,560	3,089,008	673,273	1,873,364	37,836,673

Contract transactions
Contract purchase payments	2,594,475	3,897,667	7,094,438	3,635,404	1,314,068
Net transfers(1)	(358,930)	918,124	984,472	5,789,639	(3,075,259)
Transfers for policy loans	1,251	916	(14,740)	839	(18,605)
Adjustments to net assets allocated to contracts in payment period	—	—	—	46,555	(23,536)
Contract charges	(5,180)	(2,908)	(7,042)	(3,593)	(136,509)
Contract terminations:
Surrender benefits	(1,113,928)	(442,345)	(1,849,342)	(543,015)	(19,452,652)
Death benefits	(391,527)	(175,268)	(649,377)	(141,947)	(1,545,149)
Increase (decrease) from contract transactions	726,161	4,196,186	5,558,409	8,783,882	(22,937,642)
Net assets at beginning of year	23,026,434	11,089,111	33,956,937	5,115,100	127,611,321
Net assets at end of year	$24,835,155	$18,374,305	$40,188,619	$15,772,346	$142,510,352

Accumulation unit activity
Units outstanding at beginning of year	14,497,242	9,698,921	28,137,782	5,025,529	120,407,539
Contract purchase payments	1,606,415	3,067,196	5,815,765	3,117,197	1,075,599
Net transfers(1)	(235,821)	719,940	841,569	5,081,008	(2,441,998)
Transfers for policy loans	794	722	(11,970)	727	(11,596)
Contract charges	(3,208)	(2,237)	(5,797)	(3,066)	(110,750)
Contract terminations:
Surrender benefits	(695,923)	(349,287)	(1,527,023)	(469,462)	(15,697,265)
Death benefits	(246,256)	(134,760)	(537,922)	(123,427)	(1,243,078)
Units outstanding at end of year	14,923,243	13,000,495	32,712,404	12,628,506	101,978,451

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

228	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP MFS Val, Cl 2
Operations
Investment income (loss) — net	$(176,052)	$(92,965)	$(107,105)	$(292,507)	$(419,114)
Net realized gain (loss) on sales of investments	508,698	420,905	278,260	3,489,361	676,670
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,777,552	1,701,093	1,412,873	2,478,405	5,319,347
Net increase (decrease) in net assets resulting from operations	4,110,198	2,029,033	1,584,028	5,675,259	5,576,903

Contract transactions
Contract purchase payments	4,144,286	727,943	963,241	224,182	7,829,875
Net transfers(1)	2,868,169	366,911	20,002	(1,841,063)	2,287,060
Transfers for policy loans	1,150	(6,113)	277	537	(5,903)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(12,798)	—
Contract charges	(4,100)	(2,181)	(2,146)	(74,141)	(8,494)
Contract terminations:
Surrender benefits	(408,515)	(534,310)	(391,244)	(4,317,371)	(989,747)
Death benefits	(115,501)	(37,785)	(287,524)	(351,075)	(557,317)
Increase (decrease) from contract transactions	6,485,489	514,465	302,606	(6,371,729)	8,555,474
Net assets at beginning of year	10,757,203	6,686,409	8,127,545	32,885,133	30,750,479
Net assets at end of year	$21,352,890	$9,229,907	$10,014,179	$32,188,663	$44,882,856

Accumulation unit activity
Units outstanding at beginning of year	4,984,496	3,369,968	4,534,323	20,722,002	14,782,259
Contract purchase payments	1,629,441	305,650	493,047	130,600	3,510,670
Net transfers(1)	1,141,436	166,292	15,567	(1,077,314)	1,023,324
Transfers for policy loans	457	(2,579)	139	646	(2,650)
Contract charges	(1,618)	(921)	(1,083)	(42,956)	(3,784)
Contract terminations:
Surrender benefits	(161,880)	(230,707)	(198,843)	(2,501,526)	(444,681)
Death benefits	(46,032)	(15,733)	(142,943)	(202,861)	(250,675)
Units outstanding at end of year	7,546,300	3,591,970	4,700,207	17,028,591	18,614,463

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	229

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP MS Adv, Cl 2	CTIVP Oppen Intl Gro, Cl 2	CTIVP Pyramis Intl Eq, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2
Operations
Investment income (loss) — net	$(86,382)	$(139,125)	$39,957	$(144,011)	$18,472
Net realized gain (loss) on sales of investments	435,029	(47,217)	(13,826)	316,006	2,032
Distributions from capital gains	—	2,058,652	—	—	21,215
Net change in unrealized appreciation or depreciation of investments	1,656,081	3,210,180	1,234,672	1,583,952	79,433
Net increase (decrease) in net assets resulting from operations	2,004,728	5,082,490	1,260,803	1,755,947	121,152

Contract transactions
Contract purchase payments	426,967	4,923,257	674,698	3,133,024	1,140,663
Net transfers(1)	266,929	1,259,722	128,139	1,282,979	139,311
Transfers for policy loans	635	(1)	1,197	(1,219)	551
Adjustments to net assets allocated to contracts in payment period	—	—	—	46,665	—
Contract charges	(1,163)	(4,267)	(1,477)	(2,696)	(523)
Contract terminations:
Surrender benefits	(312,345)	(923,945)	(288,682)	(529,447)	(294,821)
Death benefits	(90,377)	(427,444)	(113,763)	(99,036)	(119,115)
Increase (decrease) from contract transactions	290,646	4,827,322	400,112	3,830,270	866,066
Net assets at beginning of year	6,270,167	18,619,935	5,979,205	9,659,498	5,653,672
Net assets at end of year	$8,565,541	$28,529,747	$7,640,120	$15,245,715	$6,640,890

Accumulation unit activity
Units outstanding at beginning of year	3,251,345	14,356,988	4,815,991	5,175,807	5,379,568
Contract purchase payments	189,052	3,278,673	480,928	1,573,910	1,084,183
Net transfers(1)	130,460	858,750	86,746	655,787	126,073
Transfers for policy loans	285	18	856	(608)	524
Contract charges	(520)	(2,930)	(1,055)	(1,354)	(493)
Contract terminations:
Surrender benefits	(137,418)	(624,897)	(209,270)	(263,059)	(283,362)
Death benefits	(39,782)	(304,353)	(82,501)	(48,960)	(111,130)
Units outstanding at end of year	3,393,422	17,562,249	5,091,695	7,091,523	6,195,363

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

230	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$(327,006)	$(303,019)	$(54,576)	$(173,004)	$217,099
Net realized gain (loss) on sales of investments	737,062	1,881,649	(71,569)	246,216	(156,838)
Distributions from capital gains	—	—	987	—	—
Net change in unrealized appreciation or depreciation of investments	3,644,595	3,027,663	13,286	2,823,496	1,095,702
Net increase (decrease) in net assets resulting from operations	4,054,651	4,606,293	(111,872)	2,896,708	1,155,963

Contract transactions
Contract purchase payments	5,762,503	468,865	3,553,136	1,936,892	620,893
Net transfers(1)	3,133,725	6,683,278	431,963	895,738	(1,248,117)
Transfers for policy loans	37	(1,543)	555	(1,011)	8,059
Adjustments to net assets allocated to contracts in payment period	—	38,019	—	—	3,156
Contract charges	(5,557)	(24,672)	(4,164)	(3,428)	(9,594)
Contract terminations:
Surrender benefits	(1,000,300)	(4,697,642)	(3,476,525)	(372,496)	(2,353,768)
Death benefits	(289,138)	(369,159)	(59,877)	(211,909)	(215,142)
Increase (decrease) from contract transactions	7,601,270	2,097,146	445,088	2,243,786	(3,194,513)
Net assets at beginning of year	23,861,921	29,149,944	19,002,499	12,480,508	20,910,883
Net assets at end of year	$35,517,842	$35,853,383	$19,335,715	$17,621,002	$18,872,333

Accumulation unit activity
Units outstanding at beginning of year	10,409,578	11,633,014	19,198,888	6,895,131	21,290,629
Contract purchase payments	2,373,891	181,227	3,605,452	956,185	618,221
Net transfers(1)	1,322,993	2,598,346	454,042	449,367	(1,233,991)
Transfers for policy loans	4	(927)	559	(552)	7,994
Contract charges	(2,270)	(9,329)	(4,206)	(1,666)	(9,471)
Contract terminations:
Surrender benefits	(422,209)	(1,758,494)	(3,525,499)	(180,763)	(2,316,866)
Death benefits	(117,710)	(142,194)	(61,689)	(105,794)	(215,480)
Units outstanding at end of year	13,564,277	12,501,643	19,667,547	8,011,908	18,141,036

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	231

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(12,591)	$3,840,809	$(877,254)	$139,423	$220,234
Net realized gain (loss) on sales of investments	107,725	19,085	15,649,063	2,071,769	6,818,711
Distributions from capital gains	—	—	24,511,246	1,104,973	2,773,494
Net change in unrealized appreciation or depreciation of investments	1,195,795	221,743	44,424,567	3,274,425	6,287,283
Net increase (decrease) in net assets resulting from operations	1,290,929	4,081,637	83,707,622	6,590,590	16,099,722

Contract transactions
Contract purchase payments	125,474	1,734,719	21,728,206	284,909	969,493
Net transfers(1)	(82,671)	(1,277,406)	(11,713,513)	(1,369,170)	(4,267,619)
Transfers for policy loans	8,537	67,569	20,167	14,679	5,568
Adjustments to net assets allocated to contracts in payment period	—	(28,406)	(347,070)	(22,961)	(89,089)
Contract charges	(2,955)	(131,545)	(253,906)	(17,477)	(88,567)
Contract terminations:
Surrender benefits	(988,480)	(26,446,013)	(57,268,059)	(4,952,458)	(14,031,291)
Death benefits	(66,090)	(2,800,298)	(5,089,126)	(436,392)	(1,556,756)
Increase (decrease) from contract transactions	(1,006,185)	(28,881,380)	(52,923,301)	(6,498,870)	(19,058,261)
Net assets at beginning of year	5,493,357	173,277,188	430,384,411	45,378,630	113,579,895
Net assets at end of year	$5,778,101	$148,477,445	$461,168,732	$45,470,350	$110,621,356

Accumulation unit activity
Units outstanding at beginning of year	4,901,854	127,509,001	234,428,477	22,510,266	51,808,565
Contract purchase payments	100,440	1,268,893	10,649,885	132,533	419,207
Net transfers(1)	(63,105)	(862,140)	(5,634,838)	(642,273)	(1,824,838)
Transfers for policy loans	6,405	48,199	11,178	6,678	1,844
Contract charges	(2,314)	(95,605)	(124,612)	(8,184)	(38,390)
Contract terminations:
Surrender benefits	(785,355)	(19,175,769)	(28,051,344)	(2,321,653)	(6,066,082)
Death benefits	(54,498)	(2,057,336)	(2,519,936)	(206,417)	(673,893)
Units outstanding at end of year	4,103,427	106,635,243	208,758,810	19,470,950	43,626,413

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

232	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(209,169)	$(1,857,071)	$61,156	$166,830	$2,491,492
Net realized gain (loss) on sales of investments	3,647,425	11,414,714	287,825	1,746,432	132,985
Distributions from capital gains	4,157,016	20,385,712	12,011	54,314	592,283
Net change in unrealized appreciation or depreciation of investments	8,550,869	46,895,421	2,911,505	12,853,801	2,304,151
Net increase (decrease) in net assets resulting from operations	16,146,141	76,838,776	3,272,497	14,821,377	5,520,911

Contract transactions
Contract purchase payments	596,492	13,464,644	141,761	803,093	11,007,341
Net transfers(1)	(3,426,807)	(8,609,902)	204,792	1,178,734	37,014,230
Transfers for policy loans	43,006	31,732	9,123	9,888	6,841
Adjustments to net assets allocated to contracts in payment period	(121,123)	(58,085)	(9,417)	(71,765)	395,252
Contract charges	(31,607)	(348,878)	(4,973)	(44,217)	(34,896)
Contract terminations:
Surrender benefits	(9,827,841)	(54,717,606)	(1,865,730)	(8,484,258)	(9,340,600)
Death benefits	(969,416)	(4,851,435)	(203,007)	(968,414)	(754,293)
Increase (decrease) from contract transactions	(13,737,296)	(55,089,530)	(1,727,451)	(7,576,939)	38,293,875
Net assets at beginning of year	88,918,755	422,841,938	12,112,102	54,726,266	73,345,692
Net assets at end of year	$91,327,600	$444,591,184	$13,657,148	$61,970,704	$117,160,478

Accumulation unit activity
Units outstanding at beginning of year	14,793,633	137,442,243	8,853,797	36,676,399	70,065,760
Contract purchase payments	91,985	4,600,473	90,318	471,010	10,117,322
Net transfers(1)	(533,889)	(1,863,855)	114,352	730,415	33,954,569
Transfers for policy loans	6,088	8,047	5,542	4,970	6,295
Contract charges	(4,903)	(101,491)	(3,165)	(25,535)	(32,053)
Contract terminations:
Surrender benefits	(1,512,936)	(16,443,196)	(1,188,840)	(4,960,882)	(8,552,308)
Death benefits	(153,791)	(1,440,378)	(131,467)	(611,415)	(694,955)
Units outstanding at end of year	12,686,187	122,201,843	7,740,537	32,284,962	104,864,630

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	233

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$2,345,717	$1,753,771	$1,493,858	$(564,448)	$(245,420)
Net realized gain (loss) on sales of investments	(3,177,672)	(6,110)	2,549,090	3,539,956	3,685,185
Distributions from capital gains	—	—	4,676,603	9,744,601	8,124,976
Net change in unrealized appreciation or depreciation of investments	10,445,982	2,883,440	(512,969)	(204,017)	3,348,262
Net increase (decrease) in net assets resulting from operations	9,614,027	4,631,101	8,206,582	12,516,092	14,913,003

Contract transactions
Contract purchase payments	1,172,506	5,820,643	3,423,433	6,301,767	1,073,490
Net transfers(1)	(5,141,944)	(499,843)	(3,311,452)	(5,029,582)	(7,302,431)
Transfers for policy loans	47,986	(1,196)	(4,524)	8,130	11,634
Adjustments to net assets allocated to contracts in payment period	(43,950)	(19,717)	(9,697)	(28,747)	(210,925)
Contract charges	(79,844)	(25,655)	(68,168)	(76,830)	(153,217)
Contract terminations:
Surrender benefits	(15,572,213)	(4,583,462)	(13,519,770)	(17,771,062)	(20,694,046)
Death benefits	(1,234,733)	(744,143)	(1,474,212)	(1,342,527)	(1,966,848)
Increase (decrease) from contract transactions	(20,852,192)	(53,373)	(14,964,390)	(17,938,851)	(29,242,343)
Net assets at beginning of year	111,334,359	54,093,592	117,426,624	143,883,993	164,127,450
Net assets at end of year	$100,096,194	$58,671,320	$110,668,816	$138,461,234	$149,798,110

Accumulation unit activity
Units outstanding at beginning of year	54,384,273	46,982,695	60,699,584	42,894,745	37,324,519
Contract purchase payments	591,780	4,828,487	1,732,373	2,212,597	243,538
Net transfers(1)	(2,341,898)	(374,880)	(1,607,377)	(1,421,958)	(1,599,479)
Transfers for policy loans	19,570	(918)	(6,203)	2,797	2,331
Contract charges	(35,532)	(21,370)	(33,318)	(21,689)	(33,758)
Contract terminations:
Surrender benefits	(7,494,489)	(3,798,946)	(6,722,655)	(5,219,518)	(4,504,322)
Death benefits	(576,431)	(618,949)	(728,912)	(399,551)	(436,727)
Units outstanding at end of year	44,547,273	46,996,119	53,333,492	38,047,423	30,996,102

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

234	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$54,107	$(20,108)	$570,343	$(99,525)	$(446,339)
Net realized gain (loss) on sales of investments	(18,574)	174,470	6,926,895	780,007	3,676,172
Distributions from capital gains	—	727,323	12,747,888	1,032,123	4,064,005
Net change in unrealized appreciation or depreciation of investments	153,484	(205,019)	4,924,276	1,342,430	4,519,131
Net increase (decrease) in net assets resulting from operations	189,017	676,666	25,169,402	3,055,035	11,812,969

Contract transactions
Contract purchase payments	656,312	48,001	764,718	101,498	316,486
Net transfers(1)	276,817	(2,083)	(1,524,846)	(190,254)	(1,277,656)
Transfers for policy loans	—	4,124	60,993	9,074	6,802
Adjustments to net assets allocated to contracts in payment period	4,672	(4,564)	(49,247)	(1,861)	(5,998)
Contract charges	(1,912)	(2,409)	(190,909)	(6,871)	(160,622)
Contract terminations:
Surrender benefits	(337,863)	(725,313)	(15,703,698)	(1,563,198)	(6,811,441)
Death benefits	(126,954)	(27,838)	(1,467,008)	(191,001)	(677,296)
Increase (decrease) from contract transactions	471,072	(710,082)	(18,109,997)	(1,842,613)	(8,609,725)
Net assets at beginning of year	4,563,342	6,763,782	118,004,277	12,078,372	47,937,622
Net assets at end of year	$5,223,431	$6,730,366	$125,063,682	$13,290,794	$51,140,866

Accumulation unit activity
Units outstanding at beginning of year	5,049,414	2,053,955	61,378,052	7,876,490	31,727,550
Contract purchase payments	708,920	14,204	353,001	56,888	180,180
Net transfers(1)	295,620	(575)	(732,557)	(108,328)	(701,060)
Transfers for policy loans	—	1,183	27,932	4,958	3,581
Contract charges	(2,056)	(717)	(88,887)	(3,853)	(90,388)
Contract terminations:
Surrender benefits	(363,791)	(215,403)	(7,384,561)	(858,841)	(3,864,691)
Death benefits	(138,909)	(8,619)	(698,900)	(106,099)	(379,709)
Units outstanding at end of year	5,549,198	1,844,028	52,854,080	6,861,215	26,875,463

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	235

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
Operations
Investment income (loss) — net	$1,256,569	$1,475,090	$(184,967)	$279,618	$107,559
Net realized gain (loss) on sales of investments	(189,466)	10,020,754	3,467,366	2,241,171	1,512,800
Distributions from capital gains	2,493,870	6,043,427	4,101,623	1,220,960	820,879
Net change in unrealized appreciation or depreciation of investments	237,135	4,455,826	1,538,405	(1,065,070)	(727,943)
Net increase (decrease) in net assets resulting from operations	3,798,108	21,995,097	8,922,427	2,676,679	1,713,295

Contract transactions
Contract purchase payments	4,469,073	1,067,240	797,348	358,026	291,281
Net transfers(1)	260,689	(8,931,596)	(2,640,103)	(634,003)	225,669
Transfers for policy loans	16,726	44,262	80,770	(7,691)	(3,729)
Adjustments to net assets allocated to contracts in payment period	(22,447)	(21,702)	(141,545)	(2,006)	(3,934)
Contract charges	(20,145)	(288,217)	(53,558)	(27,426)	(14,469)
Contract terminations:
Surrender benefits	(3,742,039)	(19,155,395)	(6,536,893)	(5,400,474)	(4,381,042)
Death benefits	(825,294)	(1,758,865)	(948,684)	(331,933)	(270,094)
Increase (decrease) from contract transactions	136,563	(29,044,273)	(9,442,665)	(6,045,507)	(4,156,318)
Net assets at beginning of year	42,960,042	151,864,607	80,069,621	37,763,135	25,307,108
Net assets at end of year	$46,894,713	$144,815,431	$79,549,383	$34,394,307	$22,864,085

Accumulation unit activity
Units outstanding at beginning of year	39,732,259	71,705,058	25,748,969	20,871,768	14,276,534
Contract purchase payments	4,043,956	489,597	246,312	192,046	159,643
Net transfers(1)	304,025	(4,008,467)	(825,510)	(317,911)	137,154
Transfers for policy loans	15,740	19,814	24,848	(4,151)	(2,163)
Contract charges	(18,148)	(127,724)	(16,459)	(14,653)	(7,925)
Contract terminations:
Surrender benefits	(3,367,361)	(8,644,011)	(2,007,380)	(2,882,382)	(2,395,221)
Death benefits	(746,284)	(785,382)	(291,540)	(177,100)	(147,207)
Units outstanding at end of year	39,964,187	58,648,885	22,879,240	17,667,617	12,020,815

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

236	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(397,043)	$263,649	$(172,306)	$(117,816)	$(188,159)
Net realized gain (loss) on sales of investments	(57,977)	3,860,509	476,776	434,208	1,386,006
Distributions from capital gains	2,481,685	—	1,255,498	792,365	1,125,589
Net change in unrealized appreciation or depreciation of investments	4,566,688	11,394,812	2,387,517	1,318,073	3,994,122
Net increase (decrease) in net assets resulting from operations	6,593,353	15,518,970	3,947,485	2,426,830	6,317,558

Contract transactions
Contract purchase payments	661,666	861,705	200,117	162,302	265,190
Net transfers(1)	(2,210,871)	(2,205,491)	(625,114)	(94,597)	515,307
Transfers for policy loans	3,416	28,738	15,493	(5,264)	9,003
Adjustments to net assets allocated to contracts in payment period	(13,562)	(109,492)	(8,907)	—	(164)
Contract charges	(34,716)	(67,570)	(11,405)	(10,154)	(32,480)
Contract terminations:
Surrender benefits	(7,439,858)	(11,985,740)	(1,935,637)	(2,046,898)	(3,717,814)
Death benefits	(470,811)	(712,762)	(313,783)	(209,277)	(252,211)
Increase (decrease) from contract transactions	(9,504,736)	(14,190,612)	(2,679,236)	(2,203,888)	(3,213,169)
Net assets at beginning of year	47,481,624	77,046,097	19,357,426	12,270,334	19,520,933
Net assets at end of year	$44,570,241	$78,374,455	$20,625,675	$12,493,276	$22,625,322

Accumulation unit activity
Units outstanding at beginning of year	24,438,272	49,469,278	13,515,150	8,719,939	14,717,656
Contract purchase payments	307,464	502,865	126,248	103,908	161,332
Net transfers(1)	(1,029,813)	(1,259,570)	(388,029)	(49,609)	320,118
Transfers for policy loans	1,533	15,973	9,390	(3,227)	5,500
Contract charges	(16,085)	(39,468)	(7,098)	(6,461)	(20,021)
Contract terminations:
Surrender benefits	(3,448,523)	(6,866,507)	(1,208,521)	(1,293,512)	(2,313,283)
Death benefits	(220,934)	(402,778)	(192,535)	(134,265)	(157,597)
Units outstanding at end of year	20,031,914	41,419,793	11,854,605	7,336,773	12,713,705

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	237

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv
Operations
Investment income (loss) — net	$73,378	$(101,755)	$754,599	$(21,678)	$(189,131)
Net realized gain (loss) on sales of investments	(1,708,572)	699,783	(175,202)	(505)	1,596,595
Distributions from capital gains	—	992,093	—	—	1,386,120
Net change in unrealized appreciation or depreciation of investments	4,338,265	1,862,667	618,775	918,305	5,186,017
Net increase (decrease) in net assets resulting from operations	2,703,071	3,452,788	1,198,172	896,122	7,979,601

Contract transactions
Contract purchase payments	305,341	160,102	3,554,921	876,178	251,943
Net transfers(1)	(3,631,660)	118,334	(1,799,347)	(721,504)	(243,370)
Transfers for policy loans	6,196	3,896	1,290	—	6,721
Adjustments to net assets allocated to contracts in payment period	(9,440)	(1,219)	(5,943)	(4,352)	5,496
Contract charges	(9,406)	(7,361)	(16,196)	(3,742)	(10,920)
Contract terminations:
Surrender benefits	(1,675,615)	(1,503,399)	(5,748,051)	(1,100,979)	(2,558,542)
Death benefits	(168,150)	(140,633)	(358,451)	(94,182)	(92,060)
Increase (decrease) from contract transactions	(5,182,734)	(1,370,280)	(4,371,777)	(1,048,581)	(2,640,732)
Net assets at beginning of year	18,609,622	13,756,700	53,508,439	6,950,769	18,891,160
Net assets at end of year	$16,129,959	$15,839,208	$50,334,834	$6,798,310	$24,230,029

Accumulation unit activity
Units outstanding at beginning of year	18,668,573	10,123,656	52,385,399	5,836,620	18,360,362
Contract purchase payments	288,683	103,989	3,425,591	669,778	194,027
Net transfers(1)	(3,442,841)	84,990	(1,761,917)	(598,631)	(119,478)
Transfers for policy loans	5,665	2,590	1,261	—	5,021
Contract charges	(8,877)	(4,741)	(15,579)	(2,916)	(8,171)
Contract terminations:
Surrender benefits	(1,569,076)	(974,407)	(5,512,967)	(858,366)	(1,991,672)
Death benefits	(157,390)	(84,964)	(347,332)	(73,649)	(78,507)
Units outstanding at end of year	13,784,737	9,251,113	48,174,456	4,972,836	16,361,582

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

238	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$185,762	$(334,472)	$(159,658)	$(299,304)	$(276,952)
Net realized gain (loss) on sales of investments	(1,012,860)	2,069,491	183,813	(131,010)	587,084
Distributions from capital gains	—	460,576	885,077	3,230,724	657,206
Net change in unrealized appreciation or depreciation of investments	7,387,154	8,787,414	1,786,391	12,127,599	6,381,065
Net increase (decrease) in net assets resulting from operations	6,560,056	10,983,009	2,695,623	14,928,009	7,348,403

Contract transactions
Contract purchase payments	294,097	1,640,687	752,399	576,582	309,466
Net transfers(1)	(1,515,723)	(2,681,529)	127,092	(3,929,243)	(1,266,392)
Transfers for policy loans	22,295	7,244	402	16,055	17,567
Adjustments to net assets allocated to contracts in payment period	12,023	(2,666)	—	(22,481)	(13,633)
Contract charges	(14,580)	(72,393)	(6,941)	(39,127)	(23,381)
Contract terminations:
Surrender benefits	(2,476,858)	(6,210,384)	(1,248,726)	(8,206,971)	(3,849,302)
Death benefits	(170,388)	(571,743)	(271,738)	(634,982)	(283,764)
Increase (decrease) from contract transactions	(3,849,134)	(7,890,784)	(647,512)	(12,240,167)	(5,109,439)
Net assets at beginning of year	23,411,632	44,874,466	14,856,790	60,486,288	31,851,415
Net assets at end of year	$26,122,554	$47,966,691	$16,904,901	$63,174,130	$34,090,379

Accumulation unit activity
Units outstanding at beginning of year	20,913,465	28,456,447	12,934,344	58,861,135	16,734,376
Contract purchase payments	225,173	910,043	589,581	499,783	145,136
Net transfers(1)	(1,155,285)	(1,497,217)	23,176	(3,343,715)	(609,957)
Transfers for policy loans	16,984	4,265	322	13,777	7,912
Contract charges	(11,027)	(40,310)	(5,502)	(33,448)	(11,026)
Contract terminations:
Surrender benefits	(1,880,289)	(3,442,985)	(990,938)	(7,039,561)	(1,820,862)
Death benefits	(134,972)	(316,546)	(214,037)	(545,398)	(135,540)
Units outstanding at end of year	17,974,049	24,073,697	12,336,946	48,412,573	14,310,039

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	239

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S
Operations
Investment income (loss) — net	$5,869,141	$624,513	$(279,999)	$(40,649)	$(54,406)
Net realized gain (loss) on sales of investments	2,500,199	1,783,845	(473,886)	487,059	336,402
Distributions from capital gains	—	—	—	—	333,079
Net change in unrealized appreciation or depreciation of investments	15,226,111	1,052,451	9,579,315	2,876,115	683,621
Net increase (decrease) in net assets resulting from operations	23,595,451	3,460,809	8,825,430	3,322,525	1,298,696

Contract transactions
Contract purchase payments	5,720,008	467,621	1,718,306	139,627	1,449,251
Net transfers(1)	(6,364,986)	(3,233,092)	(798,695)	281,965	(110,338)
Transfers for policy loans	36,809	6,710	4,813	1,831	8,920
Adjustments to net assets allocated to contracts in payment period	(54,250)	(5,264)	(6,440)	(137)	—
Contract charges	(112,364)	(34,399)	(16,483)	(20,831)	(3,720)
Contract terminations:
Surrender benefits	(22,046,503)	(6,180,684)	(3,664,898)	(2,105,872)	(709,886)
Death benefits	(2,715,923)	(555,433)	(348,341)	(132,997)	(82,464)
Increase (decrease) from contract transactions	(25,537,209)	(9,534,541)	(3,111,738)	(1,836,414)	551,763
Net assets at beginning of year	182,085,209	45,177,955	24,688,850	13,664,318	7,469,809
Net assets at end of year	$180,143,451	$39,104,223	$30,402,542	$15,150,429	$9,320,268

Accumulation unit activity
Units outstanding at beginning of year	70,057,085	32,430,512	16,089,653	12,746,989	3,910,817
Contract purchase payments	2,091,522	324,652	916,786	114,635	674,198
Net transfers(1)	(2,230,453)	(2,244,619)	(406,382)	235,961	(57,880)
Transfers for policy loans	12,467	4,674	2,765	1,703	4,250
Contract charges	(38,826)	(23,795)	(8,797)	(16,912)	(1,793)
Contract terminations:
Surrender benefits	(7,722,093)	(4,281,624)	(1,933,712)	(1,716,984)	(335,399)
Death benefits	(973,337)	(389,937)	(185,245)	(111,269)	(40,603)
Units outstanding at end of year	61,196,365	25,819,863	14,475,068	11,254,123	4,153,590

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

240	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA, Serv(2)	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(31,986)	$(268,790)	$3,472,201	$14,762	$(317,290)
Net realized gain (loss) on sales of investments	(22,635)	3,046,475	(1,150,840)	15,763	2,282,854
Distributions from capital gains	—	—	—	66,836	5,245,333
Net change in unrealized appreciation or depreciation of investments	214,361	31,145,014	14,093,605	206,891	4,530,014
Net increase (decrease) in net assets resulting from operations	159,740	33,922,699	16,414,966	304,252	11,740,911

Contract transactions
Contract purchase payments	571,683	6,156,802	5,448,462	28,886	5,280,246
Net transfers(1)	(49,222)	6,005,406	(8,593,345)	3,770,348	5,398,186
Transfers for policy loans	(354)	5,426	50,126	—	12,434
Adjustments to net assets allocated to contracts in payment period	—	(38,446)	(253,614)	—	(10,658)
Contract charges	(1,174)	(58,347)	(340,880)	(1,239)	(49,596)
Contract terminations:
Surrender benefits	(258,923)	(11,904,197)	(45,928,594)	(353,092)	(11,363,655)
Death benefits	(212,732)	(1,243,454)	(5,021,144)	(8,183)	(823,961)
Increase (decrease) from contract transactions	49,278	(1,076,810)	(54,638,989)	3,436,720	(1,557,004)
Net assets at beginning of year	3,072,011	97,848,786	344,745,175	—	91,572,198
Net assets at end of year	$3,281,029	$130,694,675	$306,521,152	$3,740,972	$101,756,105

Accumulation unit activity
Units outstanding at beginning of year	3,375,935	51,396,613	217,796,118	—	38,137,221
Contract purchase payments	608,302	2,799,810	3,507,703	27,750	2,132,742
Net transfers(1)	(55,909)	2,750,679	(5,209,741)	3,775,367	2,322,600
Transfers for policy loans	(390)	2,588	31,052	—	5,627
Contract charges	(1,253)	(25,701)	(208,519)	(1,184)	(19,039)
Contract terminations:
Surrender benefits	(276,738)	(5,279,415)	(28,170,358)	(335,399)	(4,414,019)
Death benefits	(232,847)	(571,472)	(3,092,912)	(7,987)	(327,830)
Units outstanding at end of year	3,417,100	51,073,102	184,653,343	3,458,547	37,837,302

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 28, 2017 (commencement of operations) to Dec. 31, 2017.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	241

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$3,249,366	$47,506	$207,118	$(88,730)	$210,373
Net realized gain (loss) on sales of investments	(390,226)	17,372	(57,882)	355,900	122,908
Distributions from capital gains	—	—	—	2,362,233	—
Net change in unrealized appreciation or depreciation of investments	8,042,860	472,156	628,042	1,072,856	3,132,399
Net increase (decrease) in net assets resulting from operations	10,902,000	537,034	777,278	3,702,259	3,465,680

Contract transactions
Contract purchase payments	1,899,138	237,182	4,774,962	298,900	173,179
Net transfers(1)	(1,042,204)	343,099	7,542,799	(812,465)	(273,654)
Transfers for policy loans	41,370	706	6,715	7,732	(5,669)
Adjustments to net assets allocated to contracts in payment period	(12,902)	—	—	(8,282)	(2,820)
Contract charges	(96,718)	(1,382)	(7,864)	(21,390)	(11,058)
Contract terminations:
Surrender benefits	(12,730,683)	(282,466)	(1,767,449)	(3,793,791)	(1,821,535)
Death benefits	(1,268,664)	(130,416)	(454,160)	(257,931)	(129,221)
Increase (decrease) from contract transactions	(13,210,663)	166,723	10,095,003	(4,587,227)	(2,070,778)
Net assets at beginning of year	93,645,869	4,210,052	18,972,590	26,702,635	14,585,396
Net assets at end of year	$91,337,206	$4,913,809	$29,844,871	$25,817,667	$15,980,298

Accumulation unit activity
Units outstanding at beginning of year	64,890,452	4,275,837	18,985,674	11,746,240	9,845,680
Contract purchase payments	1,270,656	227,517	4,674,800	117,585	101,164
Net transfers(1)	(658,204)	310,929	7,307,156	(325,670)	(176,064)
Transfers for policy loans	26,971	662	6,473	3,042	(3,447)
Contract charges	(62,778)	(1,319)	(7,643)	(8,483)	(6,559)
Contract terminations:
Surrender benefits	(8,266,824)	(265,985)	(1,710,498)	(1,496,073)	(1,087,274)
Death benefits	(840,319)	(126,171)	(447,465)	(102,854)	(76,861)
Units outstanding at end of year	56,359,954	4,421,470	28,808,497	9,933,787	8,596,639

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

242	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave Val
Operations
Investment income (loss) — net	$(266,651)	$(60,702)	$(32,817)	$(336,722)	$(1,546)
Net realized gain (loss) on sales of investments	2,308,853	1,729,970	504,143	(293,343)	185,600
Distributions from capital gains	4,412,116	1,986,222	1,569,056	109,998	—
Net change in unrealized appreciation or depreciation of investments	9,203,702	3,197,499	(1,405,678)	752,854	1,880,831
Net increase (decrease) in net assets resulting from operations	15,658,020	6,852,989	634,704	232,787	2,064,885

Contract transactions
Contract purchase payments	658,328	259,718	143,205	3,398,405	138,110
Net transfers(1)	(940,252)	96,993	(1,045,212)	3,897,805	(638,926)
Transfers for policy loans	78,576	5,825	4,366	6,966	16,456
Adjustments to net assets allocated to contracts in payment period	(60,577)	(3,791)	(10,161)	—	(28,858)
Contract charges	(46,440)	(19,701)	(5,995)	(10,820)	(7,220)
Contract terminations:
Surrender benefits	(5,008,240)	(3,207,753)	(1,616,103)	(3,244,533)	(1,621,110)
Death benefits	(748,184)	(375,898)	(161,218)	(256,302)	(292,972)
Increase (decrease) from contract transactions	(6,066,789)	(3,244,607)	(2,691,118)	3,791,521	(2,434,520)
Net assets at beginning of year	58,365,681	25,511,894	17,076,677	32,181,282	17,443,198
Net assets at end of year	$67,956,912	$29,120,276	$15,020,263	$36,205,590	$17,073,563

Accumulation unit activity
Units outstanding at beginning of year	22,791,871	12,838,326	3,919,831	33,736,249	5,018,802
Contract purchase payments	227,529	113,742	32,804	3,487,051	37,594
Net transfers(1)	(325,877)	57,793	(241,420)	3,982,621	(175,014)
Transfers for policy loans	26,976	2,690	862	7,088	4,372
Contract charges	(15,802)	(8,642)	(1,385)	(11,082)	(1,975)
Contract terminations:
Surrender benefits	(1,704,691)	(1,406,277)	(373,737)	(3,314,947)	(440,049)
Death benefits	(255,968)	(161,612)	(38,111)	(264,345)	(82,389)
Units outstanding at end of year	20,744,038	11,436,020	3,298,844	37,622,635	4,361,341

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	243

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$436,393	$(11,089,187)	$(7,759,709)	$(84,462)	$(5,046,373)
Net realized gain (loss) on sales of investments	(81,894)	49,569,506	94,689,443	(1,266,464)	15,976,459
Distributions from capital gains	—	—	—	2,552,395	—
Net change in unrealized appreciation or depreciation of investments	887,875	147,857,778	52,105,401	5,996,479	18,650,278
Net increase (decrease) in net assets resulting from operations	1,242,374	186,338,097	139,035,135	7,197,948	29,580,364

Contract transactions
Contract purchase payments	1,065,198	29,684,293	8,350,689	3,962,450	9,606,350
Net transfers(1)	1,710,671	(31,272,640)	(42,894,367)	2,606,534	(15,877,980)
Transfers for policy loans	(494)	(94,063)	(131,066)	(8,047)	10,692
Adjustments to net assets allocated to contracts in payment period	(57,319)	308,105	—	(1,358)	(45,347)
Contract charges	(6,450)	(8,611,804)	(4,687,286)	(11,518)	(3,040,792)
Contract terminations:
Surrender benefits	(2,108,062)	(65,903,697)	(157,283,624)	(1,127,947)	(50,530,666)
Death benefits	(277,059)	(7,441,571)	(2,274,596)	(260,628)	(10,647,190)
Increase (decrease) from contract transactions	326,485	(83,331,377)	(198,920,250)	5,159,486	(70,524,933)
Net assets at beginning of year	11,189,554	1,085,154,258	870,142,362	22,138,080	507,921,753
Net assets at end of year	$12,758,413	$1,188,160,978	$810,257,247	$34,495,514	$466,977,184

Accumulation unit activity
Units outstanding at beginning of year	14,213,988	694,292,680	554,043,324	16,411,935	420,989,427
Contract purchase payments	1,255,174	17,427,481	4,900,508	2,465,545	7,956,912
Net transfers(1)	1,988,221	(18,043,047)	(24,634,369)	1,594,786	(13,321,493)
Transfers for policy loans	(432)	(56,101)	(75,091)	(5,037)	9,319
Contract charges	(7,423)	(5,065,778)	(2,752,653)	(7,324)	(2,425,107)
Contract terminations:
Surrender benefits	(2,391,247)	(38,687,360)	(91,987,310)	(717,443)	(40,536,846)
Death benefits	(316,288)	(4,486,003)	(1,338,942)	(166,799)	(8,556,973)
Units outstanding at end of year	14,741,993	645,381,872	438,155,467	19,575,663	364,115,239

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

244	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Conserv, Cl 4	VP Man Risk, Cl 2(2)	VP Man Risk US, Cl 2(2)	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
Operations
Investment income (loss) — net	$(5,890,008)	$(22,987)	$(15,870)	$(3,861,962)	$(12,590,996)
Net realized gain (loss) on sales of investments	33,304,174	4,504	300	4,914,531	12,372,487
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	10,110,996	305,552	235,711	23,892,659	118,618,693
Net increase (decrease) in net assets resulting from operations	37,525,162	287,069	220,141	24,945,228	118,400,184

Contract transactions
Contract purchase payments	1,627,198	11,700,135	8,363,942	29,345,282	90,985,477
Net transfers(1)	(38,430,555)	5,110,141	2,089,810	5,397,166	(87,388,060)
Transfers for policy loans	31,402	—	384	(9,329)	14,029
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	3,406
Contract charges	(3,607,893)	(6,284)	(829)	(4,587,905)	(14,364,487)
Contract terminations:
Surrender benefits	(94,259,434)	(10,969)	(7,094)	(30,207,277)	(41,501,689)
Death benefits	(12,865,362)	—	—	(3,050,051)	(8,657,550)
Increase (decrease) from contract transactions	(147,504,644)	16,793,023	10,446,213	(3,112,114)	(60,908,874)
Net assets at beginning of year	675,845,689	—	—	390,968,102	1,225,828,291
Net assets at end of year	$565,866,207	$17,080,092	$10,666,354	$412,801,216	$1,283,319,601

Accumulation unit activity
Units outstanding at beginning of year	557,147,153	—	—	375,993,545	1,147,612,985
Contract purchase payments	1,301,470	11,490,547	8,195,274	27,210,731	80,372,730
Net transfers(1)	(31,221,916)	5,028,580	2,039,164	3,535,039	(79,560,564)
Transfers for policy loans	25,296	—	376	(8,217)	12,718
Contract charges	(2,875,585)	(6,149)	(813)	(4,246,500)	(12,743,575)
Contract terminations:
Surrender benefits	(75,142,528)	(10,479)	(6,686)	(28,085,880)	(37,277,989)
Death benefits	(10,267,626)	—	—	(2,829,684)	(7,747,818)
Units outstanding at end of year	438,966,264	16,502,499	10,227,315	371,569,034	1,090,668,487

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Sept. 18, 2017 (commencement of operations) to Dec.31, 2017.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	245

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(83,499,334)	$(126,362,907)	$(68,515,311)	$(83,096,970)	$(36,421,412)
Net realized gain (loss) on sales of investments	42,798,891	78,262,488	146,922,026	496,862,666	135,403,815
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,319,692,680	1,592,861,049	701,798,723	602,776,421	420,555,680
Net increase (decrease) in net assets resulting from operations	1,278,992,237	1,544,760,630	780,205,438	1,016,542,117	519,538,083

Contract transactions
Contract purchase payments	830,487,436	915,378,882	133,936,868	20,553,302	100,417,983
Net transfers(1)	149,776,511	(181,230,762)	180,947,200	25,891,465	(147,879,158)
Transfers for policy loans	33,044	31,848	189,783	42,921	60,977
Adjustments to net assets allocated to contracts in payment period	1,238,270	(1,016,257)	(142,798)	—	(272,504)
Contract charges	(97,149,237)	(152,825,670)	(57,786,055)	(57,168,005)	(29,119,676)
Contract terminations:
Surrender benefits	(363,803,063)	(421,883,314)	(473,305,393)	(1,142,519,220)	(215,410,616)
Death benefits	(31,318,667)	(52,924,346)	(72,369,640)	(102,122,534)	(20,376,846)
Increase (decrease) from contract transactions	489,264,294	105,530,381	(288,530,035)	(1,255,322,071)	(312,579,840)
Net assets at beginning of year	7,649,391,676	11,730,362,549	6,581,507,479	8,937,621,281	3,592,456,308
Net assets at end of year	$9,417,648,207	$13,380,653,560	$7,073,182,882	$8,698,841,327	$3,799,414,551

Accumulation unit activity
Units outstanding at beginning of year	6,861,703,304	10,167,228,179	4,720,820,113	6,377,729,736	2,427,281,503
Contract purchase payments	673,658,094	733,878,450	90,280,395	13,855,296	63,324,769
Net transfers(1)	120,393,622	(149,822,012)	121,007,419	17,401,469	(92,342,014)
Transfers for policy loans	26,405	25,721	125,653	33,345	40,492
Contract charges	(80,038,415)	(123,579,843)	(38,910,347)	(38,382,344)	(18,292,346)
Contract terminations:
Surrender benefits	(308,560,879)	(351,165,469)	(318,303,109)	(766,287,483)	(134,963,664)
Death benefits	(26,117,461)	(43,071,417)	(49,163,185)	(68,852,681)	(12,878,910)
Units outstanding at end of year	7,241,064,670	10,233,493,609	4,525,856,939	5,535,497,338	2,232,169,830

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

246	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(27,771,935)	$(13,827,661)	$(16,700,512)	$97,636	$(56,667)
Net realized gain (loss) on sales of investments	276,378,436	44,038,299	106,849,050	(12,754)	90,224
Distributions from capital gains	—	—	—	8,124	—
Net change in unrealized appreciation or depreciation of investments	177,741,940	84,075,992	58,070,445	110,434	797,327
Net increase (decrease) in net assets resulting from operations	426,348,441	114,286,630	148,218,983	203,440	830,884

Contract transactions
Contract purchase payments	20,783,369	33,457,145	3,617,324	669,340	727,875
Net transfers(1)	(96,694,106)	(23,630,453)	(59,870,846)	(64,335)	114,355
Transfers for policy loans	321,642	(65,368)	78,186	577	155
Adjustments to net assets allocated to contracts in payment period	—	216,341	—	—	—
Contract charges	(15,650,699)	(8,525,214)	(9,801,474)	(1,722)	(972)
Contract terminations:
Surrender benefits	(519,341,807)	(107,681,773)	(229,165,290)	(294,903)	(140,242)
Death benefits	(14,450,428)	(26,210,935)	(37,276,945)	(143,881)	(52,528)
Increase (decrease) from contract transactions	(625,032,029)	(132,440,257)	(332,419,045)	165,076	648,643
Net assets at beginning of year	3,098,934,815	1,362,169,282	1,841,116,783	9,407,613	4,455,184
Net assets at end of year	$2,900,251,227	$1,344,015,655	$1,656,916,721	$9,776,129	$5,934,711

Accumulation unit activity
Units outstanding at beginning of year	2,083,793,563	1,050,146,080	1,410,423,668	8,554,177	2,401,950
Contract purchase payments	13,067,627	24,773,118	2,657,596	600,694	361,675
Net transfers(1)	(59,587,007)	(18,345,938)	(44,821,660)	(60,322)	68,046
Transfers for policy loans	195,271	(47,443)	55,605	511	76
Contract charges	(9,813,463)	(6,265,248)	(7,175,379)	(1,546)	(501)
Contract terminations:
Surrender benefits	(324,167,954)	(79,238,515)	(167,603,585)	(265,755)	(70,133)
Death benefits	(9,056,195)	(19,452,557)	(27,467,359)	(131,931)	(31,937)
Units outstanding at end of year	1,694,431,842	951,569,497	1,166,068,886	8,695,828	2,729,176

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	247

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(59,584)	$(754,272)	$(462,999)	$(6,419,799)	$(4,207,969)
Net realized gain (loss) on sales of investments	229,873	8,985,046	210,993	686,105	440,974
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	142,118	(3,337,237)	4,731,503	104,259,251	56,977,768
Net increase (decrease) in net assets resulting from operations	312,407	4,893,537	4,479,497	98,525,557	53,210,773

Contract transactions
Contract purchase payments	1,051,618	677,494	39,509,876	357,924,490	344,388,593
Net transfers(1)	(134,936)	(3,981,061)	26,078,544	350,812,208	203,128,357
Transfers for policy loans	(1,174)	10,635	—	—	(5,729)
Adjustments to net assets allocated to contracts in payment period	—	(45,965)	47,681	—	—
Contract charges	(1,238)	(171,309)	(340,440)	(5,802,686)	(2,970,070)
Contract terminations:
Surrender benefits	(237,162)	(11,755,092)	(508,020)	(9,960,823)	(5,420,735)
Death benefits	(102,338)	(1,200,014)	(174,574)	(1,365,338)	(592,637)
Increase (decrease) from contract transactions	574,770	(16,465,312)	64,613,067	691,607,851	538,527,779
Net assets at beginning of year	5,103,608	95,186,872	7,994,128	158,048,008	84,177,756
Net assets at end of year	$5,990,785	$83,615,097	$77,086,692	$948,181,416	$675,916,308

Accumulation unit activity
Units outstanding at beginning of year	2,637,933	32,428,336	7,951,208	152,951,962	82,581,064
Contract purchase payments	531,898	233,012	37,314,339	320,581,913	316,255,583
Net transfers(1)	(73,218)	(1,344,424)	24,975,197	324,017,414	190,877,793
Transfers for policy loans	(593)	2,710	—	—	(5,364)
Contract charges	(630)	(59,611)	(317,186)	(5,109,192)	(2,684,744)
Contract terminations:
Surrender benefits	(122,199)	(4,019,925)	(476,035)	(8,732,375)	(4,906,280)
Death benefits	(52,976)	(418,958)	(161,156)	(1,206,428)	(542,809)
Units outstanding at end of year	2,920,215	26,821,140	69,286,367	782,503,294	581,575,243

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

248	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
Operations
Investment income (loss) — net	$652,429	$(2,390,355)	$(28,941)	$719,296	$(145,165)
Net realized gain (loss) on sales of investments	428,754	(3,861,196)	1,462,825	332,472	2,482,109
Distributions from capital gains	1,570,107	43,204,100	1,167,079	—	4,571,678
Net change in unrealized appreciation or depreciation of investments	55,937,162	9,138,192	378,042	6,786,554	3,001,183
Net increase (decrease) in net assets resulting from operations	58,588,452	46,090,741	2,979,005	7,838,322	9,909,805

Contract transactions
Contract purchase payments	2,308,777	2,519,013	203,158	383,608	1,081,622
Net transfers(1)	(424,459)	(9,553,807)	(457,828)	2,972,345	(2,942,555)
Transfers for policy loans	34,526	33,359	428	(14,368)	21,452
Adjustments to net assets allocated to contracts in payment period	(12,421)	111,981	(41,924)	(8,947)	(22,134)
Contract charges	(205,985)	(227,222)	(20,784)	(46,590)	(34,583)
Contract terminations:
Surrender benefits	(29,638,419)	(36,342,053)	(2,814,632)	(4,914,788)	(4,980,811)
Death benefits	(2,097,518)	(2,750,748)	(415,250)	(224,791)	(1,182,257)
Increase (decrease) from contract transactions	(30,035,499)	(46,209,477)	(3,546,832)	(1,853,531)	(8,059,266)
Net assets at beginning of year	195,757,797	269,942,381	27,911,161	34,690,366	54,889,199
Net assets at end of year	$224,310,750	$269,823,645	$27,343,334	$40,675,157	$56,739,738

Accumulation unit activity
Units outstanding at beginning of year	78,620,062	87,712,344	12,592,825	24,730,172	23,574,839
Contract purchase payments	875,122	804,804	87,635	251,571	443,470
Net transfers(1)	127,498	(2,724,170)	(189,475)	1,929,209	(1,108,789)
Transfers for policy loans	12,869	8,262	42	(9,448)	8,316
Contract charges	(69,855)	(67,617)	(9,101)	(31,944)	(13,428)
Contract terminations:
Surrender benefits	(10,307,265)	(11,012,704)	(1,231,107)	(3,124,221)	(1,933,965)
Death benefits	(694,567)	(821,305)	(184,186)	(144,517)	(483,485)
Units outstanding at end of year	68,563,864	73,899,614	11,066,633	23,600,822	20,486,958

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	249

Statements of Changes in Net Assets

Year ended Dec. 31, 2017 (continued)	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(642,858)	$402,341
Net realized gain (loss) on sales of investments	1,484,690	(27,467)
Distributions from capital gains	1,960,096	—
Net change in unrealized appreciation or depreciation of investments	11,732,621	174,362
Net increase (decrease) in net assets resulting from operations	14,534,549	549,236

Contract transactions
Contract purchase payments	3,359,610	1,257,088
Net transfers(1)	(935,481)	2,845,145
Transfers for policy loans	2,718	389
Adjustments to net assets allocated to contracts in payment period	41,188	(1,000)
Contract charges	(32,647)	(3,240)
Contract terminations:
Surrender benefits	(8,123,116)	(613,308)
Death benefits	(552,250)	(124,850)
Increase (decrease) from contract transactions	(6,239,978)	3,360,224
Net assets at beginning of year	61,652,222	6,314,881
Net assets at end of year	$69,946,793	$10,224,341

Accumulation unit activity
Units outstanding at beginning of year	28,340,785	6,019,417
Contract purchase payments	1,366,095	1,144,041
Net transfers(1)	(355,497)	2,587,542
Transfers for policy loans	1,016	351
Contract charges	(13,172)	(2,944)
Contract terminations:
Surrender benefits	(3,287,854)	(554,882)
Death benefits	(227,769)	(114,197)
Units outstanding at end of year	25,823,604	9,079,328

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

250	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
Operations
Investment income (loss) — net	$(36,627)	$(63,630)	$(50,966)	$214,605	$(329,588)
Net realized gain (loss) on sales of investments	(22,232)	335,523	5,223,728	(5,651,418)	463,038
Distributions from capital gains	1,777	—	5,472,520	—	3,631,590
Net change in unrealized appreciation or depreciation of investments	247,996	(468,489)	(2,204,042)	2,425,223	(3,335,778)
Net increase (decrease) in net assets resulting from operations	190,914	(196,596)	8,441,240	(3,011,590)	429,262

Contract transactions
Contract purchase payments	777,744	101,084	804,918	1,932,446	2,760,553
Net transfers(1)	(333,308)	(842,654)	(3,688,875)	(5,967,325)	486,269
Transfers for policy loans	1,088	189	26,006	111,177	(6,517)
Adjustments to net assets allocated to contracts in payment period	—	—	43,187	(29,711)	—
Contract charges	(4,150)	(7,488)	(67,950)	(171,319)	(8,997)
Contract terminations:
Surrender benefits	(562,832)	(846,488)	(12,412,839)	(18,185,810)	(1,417,325)
Death benefits	(130,341)	(47,516)	(1,220,588)	(1,167,606)	(234,201)
Increase (decrease) from contract transactions	(251,799)	(1,642,873)	(16,516,141)	(23,478,148)	1,579,782
Net assets at beginning of year	7,672,861	8,204,934	96,796,280	154,352,394	29,725,835
Net assets at end of year	$7,611,976	$6,365,465	$88,721,379	$127,862,656	$31,734,879

Accumulation unit activity
Units outstanding at beginning of year	7,148,770	5,932,595	52,090,437	106,604,969	14,389,308
Contract purchase payments	723,788	75,479	429,512	1,554,054	1,309,906
Net transfers(1)	(297,894)	(653,880)	(1,920,462)	(4,387,063)	288,591
Transfers for policy loans	1,008	207	13,384	76,123	(2,997)
Contract charges	(3,835)	(5,598)	(36,027)	(116,563)	(4,420)
Contract terminations:
Surrender benefits	(515,646)	(631,954)	(6,527,925)	(12,339,827)	(713,063)
Death benefits	(123,569)	(34,447)	(655,140)	(786,154)	(118,596)
Units outstanding at end of year	6,932,622	4,682,402	43,393,779	90,605,539	15,148,729

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	251

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
Operations
Investment income (loss) — net	$517,861	$26,179	$21,894	$370,557	$(190,133)
Net realized gain (loss) on sales of investments	(2,735,824)	128,669	983,942	1,556,901	1,418,990
Distributions from capital gains	—	—	—	2,639,466	1,146,770
Net change in unrealized appreciation or depreciation of investments	16,162,907	(824,938)	(2,753,102)	6,767,021	(1,547,999)
Net increase (decrease) in net assets resulting from operations	13,944,944	(670,090)	(1,747,266)	11,333,945	827,628

Contract transactions
Contract purchase payments	2,756,517	134,465	298,916	799,055	437,836
Net transfers(1)	2,940,381	(563,958)	(1,167,972)	12,566,583	(1,891,617)
Transfers for policy loans	2,300	(2,246)	14,072	3,343	5,249
Adjustments to net assets allocated to contracts in payment period	(9,018)	(3,468)	(8,678)	14,295	9,500
Contract charges	(19,431)	(3,959)	(20,431)	(45,194)	(20,118)
Contract terminations:
Surrender benefits	(3,727,735)	(1,152,248)	(3,416,797)	(6,669,503)	(2,865,704)
Death benefits	(800,080)	(117,695)	(210,248)	(457,593)	(160,827)
Increase (decrease) from contract transactions	1,142,934	(1,709,109)	(4,511,138)	6,210,986	(4,485,681)
Net assets at beginning of year	34,207,106	11,149,401	28,720,303	51,690,305	29,263,741
Net assets at end of year	$49,294,984	$8,770,202	$22,461,899	$69,235,236	$25,605,688

Accumulation unit activity
Units outstanding at beginning of year	47,077,980	7,579,921	17,513,268	27,860,030	15,654,149
Contract purchase payments	3,244,307	96,004	187,021	383,285	234,799
Net transfers(1)	3,640,057	(407,238)	(751,332)	6,185,301	(1,011,232)
Transfers for policy loans	2,186	(2,081)	8,851	2,727	3,024
Contract charges	(22,708)	(2,847)	(13,209)	(22,796)	(10,936)
Contract terminations:
Surrender benefits	(4,293,252)	(824,030)	(2,197,198)	(3,359,986)	(1,547,351)
Death benefits	(939,980)	(84,126)	(133,410)	(233,656)	(86,056)
Units outstanding at end of year	48,708,590	6,355,603	14,613,991	30,814,905	13,236,397

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

252	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
Operations
Investment income (loss) — net	$365,765	$1,326,808	$140,542	$203,129	$(136,892)
Net realized gain (loss) on sales of investments	1,804,751	7,311,968	(1,885,765)	314,784	133,695
Distributions from capital gains	—	—	—	586,957	578,889
Net change in unrealized appreciation or depreciation of investments	5,139,185	26,916,098	4,067,479	340,350	(37,246)
Net increase (decrease) in net assets resulting from operations	7,309,701	35,554,874	2,322,256	1,445,220	538,446

Contract transactions
Contract purchase payments	369,479	6,480,706	5,380,750	346,915	167,380
Net transfers(1)	(411,126)	5,107,173	(632,827)	(7,404)	(1,142,838)
Transfers for policy loans	14,707	84,922	14,785	13,335	(1,597)
Adjustments to net assets allocated to contracts in payment period	(33,202)	(28,121)	(328,179)	(6,260)	—
Contract charges	(13,238)	(134,458)	(39,590)	(17,431)	(11,112)
Contract terminations:
Surrender benefits	(4,266,337)	(22,636,939)	(6,476,740)	(2,442,420)	(1,402,205)
Death benefits	(494,864)	(1,788,369)	(698,226)	(338,564)	(102,438)
Increase (decrease) from contract transactions	(4,834,581)	(12,915,086)	(2,780,027)	(2,451,829)	(2,492,810)
Net assets at beginning of year	40,803,907	198,663,178	77,614,706	22,160,355	16,327,263
Net assets at end of year	$43,279,027	$221,302,966	$77,156,935	$21,153,746	$14,372,899

Accumulation unit activity
Units outstanding at beginning of year	14,989,746	97,410,056	66,771,270	14,554,135	9,219,126
Contract purchase payments	129,436	3,108,771	4,689,570	218,564	98,638
Net transfers(1)	(171,927)	2,420,765	(347,189)	6,175	(684,564)
Transfers for policy loans	5,056	36,731	12,102	8,430	(340)
Contract charges	(4,657)	(60,672)	(34,314)	(11,185)	(6,542)
Contract terminations:
Surrender benefits	(1,484,573)	(10,013,924)	(5,574,549)	(1,562,085)	(821,935)
Death benefits	(170,680)	(825,294)	(606,600)	(217,856)	(56,985)
Units outstanding at end of year	13,292,401	92,076,433	64,910,290	12,996,178	7,747,398

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	253

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$(3,699,894)	$(27,947)	$(652,737)	$(175,623)	$(3,452,851)
Net realized gain (loss) on sales of investments	7,651,653	(282,761)	679,715	274,513	20,915,405
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	14,819,619	526,361	5,044,919	910,189	5,162,754
Net increase (decrease) in net assets resulting from operations	18,771,378	215,653	5,071,897	1,009,079	22,625,308

Contract transactions
Contract purchase payments	23,568,506	617,684	7,301,128	2,252,418	3,899,307
Net transfers(1)	91,562,859	612,229	18,013,393	(1,534,747)	(15,991,170)
Transfers for policy loans	95,661	160	(1,634)	2,478	357,353
Adjustments to net assets allocated to contracts in payment period	(301,477)	—	33,806	—	(572,071)
Contract charges	(215,565)	(834)	(33,646)	(4,146)	(495,273)
Contract terminations:
Surrender benefits	(31,372,190)	(208,102)	(4,840,327)	(347,886)	(34,538,371)
Death benefits	(5,681,928)	(17,351)	(608,286)	(105,650)	(4,189,261)
Increase (decrease) from contract transactions	77,655,866	1,003,786	19,864,434	262,467	(51,529,486)
Net assets at beginning of year	322,448,233	2,104,945	53,332,962	15,219,015	373,287,715
Net assets at end of year	$418,875,477	$3,324,384	$78,269,293	$16,490,561	$344,383,537

Accumulation unit activity
Units outstanding at beginning of year	169,240,890	3,877,066	38,724,793	7,271,477	223,570,014
Contract purchase payments	13,532,463	1,063,251	5,188,456	1,063,163	2,347,382
Net transfers(1)	51,382,489	957,858	12,886,932	(723,858)	(9,846,264)
Transfers for policy loans	38,215	284	(1,243)	1,549	198,168
Contract charges	(111,784)	(1,431)	(23,921)	(1,981)	(311,706)
Contract terminations:
Surrender benefits	(16,468,954)	(358,112)	(3,410,747)	(167,052)	(21,474,027)
Death benefits	(3,030,445)	(29,123)	(431,539)	(51,169)	(2,635,613)
Units outstanding at end of year	214,582,874	5,509,793	52,932,731	7,392,129	191,847,954

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

254	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
Operations
Investment income (loss) — net	$(49,201)	$(436,737)	$(5,426,268)	$119,412	$(185,751)
Net realized gain (loss) on sales of investments	(52,608)	698,528	39,735,240	(65,549)	(367,254)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(72,587)	3,957,946	34,948,848	627,461	1,053,374
Net increase (decrease) in net assets resulting from operations	(174,396)	4,219,737	69,257,820	681,324	500,369

Contract transactions
Contract purchase payments	270,043	7,514,369	6,081,970	527,162	2,692,228
Net transfers(1)	(506,130)	1,825,918	(14,047,678)	1,456,937	(259,824)
Transfers for policy loans	1,837	(21,285)	187,901	(1,170)	(550)
Adjustments to net assets allocated to contracts in payment period	—	(11,291)	(437,372)	(8,244)	(6,089)
Contract charges	(2,316)	(11,416)	(496,991)	(3,351)	(5,387)
Contract terminations:
Surrender benefits	(497,937)	(1,034,551)	(71,752,907)	(925,663)	(468,458)
Death benefits	(8,339)	(624,908)	(7,684,063)	(26,409)	(351,702)
Increase (decrease) from contract transactions	(742,842)	7,636,836	(88,149,140)	1,019,262	1,600,218
Net assets at beginning of year	5,116,008	33,007,925	600,827,672	7,633,118	16,834,553
Net assets at end of year	$4,198,770	$44,864,498	$581,936,352	$9,333,704	$18,935,140

Accumulation unit activity
Units outstanding at beginning of year	5,665,681	20,272,293	284,855,990	8,568,339	17,687,634
Contract purchase payments	306,967	4,215,523	2,911,571	542,725	2,689,618
Net transfers(1)	(574,750)	942,610	(6,202,118)	1,415,639	(310,000)
Transfers for policy loans	2,047	(11,374)	88,656	(1,114)	(42)
Contract charges	(2,605)	(6,597)	(231,559)	(3,520)	(5,544)
Contract terminations:
Surrender benefits	(561,065)	(612,429)	(31,279,212)	(951,897)	(476,362)
Death benefits	(9,371)	(391,352)	(3,374,542)	(27,475)	(372,966)
Units outstanding at end of year	4,826,904	24,408,674	246,768,786	9,542,697	19,212,338

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	255

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(1,171,358)	$(97,775)	$(1,133,774)	$(336,794)	$(1,484,284)
Net realized gain (loss) on sales of investments	1,195,341	(355,140)	(5,496,951)	—	5,805
Distributions from capital gains	—	239,497	3,285,472	—	—
Net change in unrealized appreciation or depreciation of investments	5,498,550	(7,779)	1,691,112	—	(5,806)
Net increase (decrease) in net assets resulting from operations	5,522,533	(221,197)	(1,654,141)	(336,794)	(1,484,285)

Contract transactions
Contract purchase payments	2,202,906	1,057,166	1,000,194	13,786,108	8,290,766
Net transfers(1)	(9,645,896)	(487,445)	(6,664,185)	(4,131,075)	24,169,133
Transfers for policy loans	72,539	743	44,239	(66,899)	179,074
Adjustments to net assets allocated to contracts in payment period	(108,230)	—	(19,563)	—	164,337
Contract charges	(160,298)	(1,138)	(164,641)	(4,424)	(160,265)
Contract terminations:
Surrender benefits	(16,790,039)	(452,635)	(16,002,445)	(3,850,282)	(41,591,610)
Death benefits	(1,090,263)	(113,155)	(2,107,857)	(780,327)	(2,449,681)
Increase (decrease) from contract transactions	(25,519,281)	3,536	(23,914,258)	4,953,101	(11,398,246)
Net assets at beginning of year	145,955,156	8,501,806	131,895,570	24,231,230	166,144,821
Net assets at end of year	$125,958,408	$8,284,145	$106,327,171	$28,847,537	$153,262,290

Accumulation unit activity
Units outstanding at beginning of year	79,794,841	8,964,583	86,487,959	25,783,044	149,791,417
Contract purchase payments	1,245,096	1,078,415	662,294	14,712,109	7,686,927
Net transfers(1)	(4,894,400)	(518,931)	(4,380,983)	(4,452,476)	22,340,579
Transfers for policy loans	41,539	761	29,518	(71,191)	157,590
Contract charges	(82,219)	(1,179)	(106,417)	(4,752)	(144,638)
Contract terminations:
Surrender benefits	(8,585,401)	(461,526)	(10,018,211)	(4,119,981)	(37,826,365)
Death benefits	(575,128)	(116,536)	(1,370,194)	(838,249)	(2,271,235)
Units outstanding at end of year	66,944,328	8,945,587	71,303,966	31,008,504	139,734,275

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

256	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
Operations
Investment income (loss) — net	$1,834,927	$14,771,674	$1,981,486	$19,067,930	$111,399
Net realized gain (loss) on sales of investments	(412,936)	(200,253)	(7,316,875)	(5,721,683)	(97,224)
Distributions from capital gains	—	—	1,044,108	8,704,052	17,254
Net change in unrealized appreciation or depreciation of investments	2,244,177	15,119,077	9,357,875	(7,102,312)	734,111
Net increase (decrease) in net assets resulting from operations	3,666,168	29,690,498	5,066,594	14,947,987	765,540

Contract transactions
Contract purchase payments	6,117,796	2,273,101	3,556,430	1,155,380	4,963,533
Net transfers(1)	(1,241,826)	(7,347,050)	(65,498,357)	61,953,198	4,467,427
Transfers for policy loans	(11,384)	4,779	696	18,332	3,388
Adjustments to net assets allocated to contracts in payment period	—	(236,745)	(61,669)	20,587	—
Contract charges	(7,197)	(187,233)	(26,248)	(219,749)	(4,082)
Contract terminations:
Surrender benefits	(1,107,424)	(37,275,861)	(3,256,279)	(23,155,061)	(1,549,345)
Death benefits	(895,046)	(4,315,782)	(749,720)	(2,425,446)	(259,206)
Increase (decrease) from contract transactions	2,854,919	(47,084,791)	(66,035,147)	37,347,241	7,621,715
Net assets at beginning of year	34,780,367	300,720,023	87,145,453	130,021,015	23,558,441
Net assets at end of year	$41,301,454	$283,325,730	$26,176,900	$182,316,243	$31,945,696

Accumulation unit activity
Units outstanding at beginning of year	25,989,931	138,676,666	74,167,696	71,367,672	20,898,346
Contract purchase payments	4,273,590	1,051,030	2,568,209	609,661	4,230,884
Net transfers(1)	(933,884)	(3,286,240)	(55,156,783)	32,770,138	3,882,259
Transfers for policy loans	(7,654)	1,506	2,158	9,573	2,874
Contract charges	(5,079)	(82,362)	(23,185)	(114,492)	(3,508)
Contract terminations:
Surrender benefits	(778,517)	(16,169,322)	(2,850,228)	(11,931,610)	(1,340,162)
Death benefits	(646,223)	(1,882,252)	(586,765)	(1,269,587)	(223,476)
Units outstanding at end of year	27,892,164	118,309,026	18,121,102	91,441,355	27,447,217

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	257

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
Operations
Investment income (loss) — net	$3,289,298	$(277,911)	$(1,170,223)	$(2,095,902)	$656,516
Net realized gain (loss) on sales of investments	(540,000)	507,901	11,736,233	9,106,089	(367,869)
Distributions from capital gains	271,122	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	13,476,815	(189,186)	(10,913,099)	15,214,418	728,551
Net increase (decrease) in net assets resulting from operations	16,497,235	40,804	(347,089)	22,224,605	1,017,198

Contract transactions
Contract purchase payments	3,657,782	4,820,202	1,590,056	17,758,421	2,626,244
Net transfers(1)	350,548	(1,483,111)	(14,611,994)	10,802,004	11,222,774
Transfers for policy loans	103,484	(4,949)	58,486	(8,330)	(7,806)
Adjustments to net assets allocated to contracts in payment period	(187,136)	—	7,673	190,769	(12,874)
Contract charges	(553,878)	(8,088)	(125,617)	(130,956)	(11,909)
Contract terminations:
Surrender benefits	(57,405,593)	(645,636)	(15,980,279)	(18,801,581)	(3,150,791)
Death benefits	(7,128,712)	(162,870)	(2,054,844)	(1,621,344)	(1,069,578)
Increase (decrease) from contract transactions	(61,163,505)	2,515,548	(31,116,519)	8,188,983	9,596,060
Net assets at beginning of year	458,449,232	24,646,722	155,892,320	211,511,578	18,594,897
Net assets at end of year	$413,782,962	$27,203,074	$124,428,712	$241,925,166	$29,208,155

Accumulation unit activity
Units outstanding at beginning of year	271,784,730	11,612,134	123,331,078	127,926,882	18,413,337
Contract purchase payments	2,164,228	2,331,864	1,242,598	10,342,888	2,493,446
Net transfers(1)	524,883	(698,915)	(11,658,980)	5,894,143	11,035,263
Transfers for policy loans	62,094	(2,696)	45,637	(1,687)	(7,195)
Contract charges	(322,248)	(4,021)	(102,806)	(77,033)	(11,507)
Contract terminations:
Surrender benefits	(32,438,075)	(315,473)	(13,179,456)	(11,193,807)	(3,087,755)
Death benefits	(4,133,866)	(82,315)	(1,726,923)	(958,132)	(1,002,702)
Units outstanding at end of year	237,641,746	12,840,578	97,951,148	131,933,254	27,832,887

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

258	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$127,920	$(96,213)	$(785,352)	$(192,695)	$(664,842)
Net realized gain (loss) on sales of investments	221,113	100,683	6,359,320	259,701	5,504,034
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(153,293)	2,263	(4,962,449)	2,051,564	3,936,480
Net increase (decrease) in net assets resulting from operations	195,740	6,733	611,519	2,118,570	8,775,672

Contract transactions
Contract purchase payments	1,578,745	1,230,334	978,112	2,426,993	775,912
Net transfers(1)	4,088,630	(1,537,404)	(5,725,234)	687,278	(5,392,467)
Transfers for policy loans	(1,407)	372	72,418	(3,519)	13,178
Adjustments to net assets allocated to contracts in payment period	84,836	—	(40,641)	—	10,552
Contract charges	(7,034)	(3,044)	(68,238)	(5,279)	(56,706)
Contract terminations:
Surrender benefits	(1,733,083)	(272,725)	(8,576,446)	(392,770)	(8,960,345)
Death benefits	(161,826)	(153,396)	(892,831)	(241,894)	(638,869)
Increase (decrease) from contract transactions	3,848,861	(735,863)	(14,252,860)	2,470,809	(14,248,745)
Net assets at beginning of year	12,089,036	9,517,391	88,863,295	15,689,791	78,816,383
Net assets at end of year	$16,133,637	$8,788,261	$75,221,954	$20,279,170	$73,343,310

Accumulation unit activity
Units outstanding at beginning of year	12,314,760	5,718,245	48,189,254	8,426,250	41,416,059
Contract purchase payments	1,535,087	748,907	551,681	1,248,347	418,490
Net transfers(1)	4,039,309	(972,942)	(3,115,011)	312,465	(2,752,700)
Transfers for policy loans	(1,263)	231	40,934	(1,753)	5,881
Contract charges	(6,813)	(1,861)	(37,961)	(2,753)	(29,277)
Contract terminations:
Surrender benefits	(1,655,514)	(171,610)	(4,658,177)	(205,365)	(4,433,838)
Death benefits	(155,844)	(101,740)	(521,468)	(138,774)	(346,751)
Units outstanding at end of year	16,069,722	5,219,230	40,449,252	9,638,417	34,277,864

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	259

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$57,423	$490,617	$(132,968)	$(288,608)	$(102,069)
Net realized gain (loss) on sales of investments	(355,363)	1,300,395	271,180	2,849,192	106,297
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(889,232)	(8,360,281)	1,956,289	2,770,548	1,107,653
Net increase (decrease) in net assets resulting from operations	(1,187,172)	(6,569,269)	2,094,501	5,331,132	1,111,881

Contract transactions
Contract purchase payments	1,577,138	1,169,487	2,214,424	268,340	1,266,680
Net transfers(1)	3,726,005	22,147,664	(896,440)	(2,556,572)	412,268
Transfers for policy loans	(47)	61,535	242	(4,837)	275
Adjustments to net assets allocated to contracts in payment period	11,614	58,738	—	(3,930)	3,905
Contract charges	(3,216)	(68,284)	(2,695)	(21,869)	(2,987)
Contract terminations:
Surrender benefits	(887,960)	(9,831,224)	(357,922)	(4,632,529)	(547,882)
Death benefits	(108,879)	(1,274,898)	(157,811)	(345,221)	(49,016)
Increase (decrease) from contract transactions	4,314,655	12,263,018	799,798	(7,296,618)	1,083,243
Net assets at beginning of year	14,008,439	83,040,382	10,942,134	35,587,678	8,525,326
Net assets at end of year	$17,135,922	$88,734,131	$13,836,433	$33,622,192	$10,720,450

Accumulation unit activity
Units outstanding at beginning of year	10,350,368	59,940,899	5,743,405	19,233,860	4,356,959
Contract purchase payments	1,253,895	925,675	1,120,529	142,909	636,680
Net transfers(1)	2,857,219	18,392,413	(467,267)	(1,443,406)	189,318
Transfers for policy loans	28	47,240	126	(1,471)	141
Contract charges	(2,541)	(54,682)	(1,405)	(11,538)	(1,530)
Contract terminations:
Surrender benefits	(716,996)	(7,970,805)	(183,384)	(2,363,888)	(275,140)
Death benefits	(86,500)	(1,036,332)	(93,274)	(189,278)	(26,889)
Units outstanding at end of year	13,655,473	70,244,408	6,118,730	15,367,188	4,879,539

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

260	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(421,322)	$2,930,168	$(136,534)	$144,392	$1,994,272
Net realized gain (loss) on sales of investments	3,444,706	(1,916,359)	264,057	(3,609)	243,398
Distributions from capital gains	—	1,727,622	—	73,163	799,448
Net change in unrealized appreciation or depreciation of investments	2,614,410	(615,568)	1,734,150	(113,516)	(1,171,097)
Net increase (decrease) in net assets resulting from operations	5,637,794	2,125,863	1,861,673	100,430	1,866,021

Contract transactions
Contract purchase payments	538,578	4,762,645	1,363,294	2,188,788	1,610,490
Net transfers(1)	(2,855,335)	5,733,577	(1,421,001)	578,467	2,611,140
Transfers for policy loans	27,376	(5,894)	384	—	32,454
Adjustments to net assets allocated to contracts in payment period	(12,281)	—	(662)	—	(11,386)
Contract charges	(39,113)	(5,920)	(3,453)	(1,053)	(79,673)
Contract terminations:
Surrender benefits	(5,614,747)	(1,280,761)	(456,881)	(487,771)	(13,975,948)
Death benefits	(464,175)	(165,253)	(69,125)	(75,350)	(1,525,164)
Increase (decrease) from contract transactions	(8,419,697)	9,038,394	(587,444)	2,203,081	(11,338,087)
Net assets at beginning of year	52,102,797	22,626,771	12,521,734	8,753,701	107,794,046
Net assets at end of year	$49,320,894	$33,791,028	$13,795,963	$11,057,212	$98,321,980

Accumulation unit activity
Units outstanding at beginning of year	20,664,297	22,004,050	7,009,347	8,601,371	81,827,094
Contract purchase payments	218,105	4,394,657	757,309	2,116,765	1,218,471
Net transfers(1)	(1,140,318)	5,415,815	(804,498)	559,211	2,077,920
Transfers for policy loans	7,558	(5,219)	315	—	25,122
Contract charges	(15,331)	(5,555)	(1,956)	(1,022)	(58,956)
Contract terminations:
Surrender benefits	(2,153,911)	(1,180,958)	(258,840)	(472,192)	(10,300,378)
Death benefits	(187,557)	(157,319)	(38,638)	(72,642)	(1,121,938)
Units outstanding at end of year	17,392,843	30,465,471	6,663,039	10,731,491	73,667,335

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	261

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
Operations
Investment income (loss) — net	$(206,964)	$39,399	$1,160,044	$(93,744)	$(953,929)
Net realized gain (loss) on sales of investments	(6,815,970)	6,408	(1,208,700)	(902,363)	(9,703,934)
Distributions from capital gains	—	4,919	—	—	—
Net change in unrealized appreciation or depreciation of investments	9,341,625	84,279	(2,905,219)	1,465,470	18,465,157
Net increase (decrease) in net assets resulting from operations	2,318,691	135,005	(2,953,875)	469,363	7,807,294

Contract transactions
Contract purchase payments	537,873	2,122,926	1,733,830	2,004,364	640,719
Net transfers(1)	(1,854,537)	634,197	5,164,175	920,707	(3,850,143)
Transfers for policy loans	17,431	—	(1,480)	—	20,928
Adjustments to net assets allocated to contracts in payment period	(41,798)	—	(79)	—	140,853
Contract charges	(17,893)	(1,148)	(14,772)	(1,466)	(257,417)
Contract terminations:
Surrender benefits	(2,550,812)	(448,175)	(1,984,396)	(710,693)	(13,902,297)
Death benefits	(225,822)	(94,997)	(141,845)	(79,292)	(1,489,713)
Increase (decrease) from contract transactions	(4,135,558)	2,212,803	4,755,433	2,133,620	(18,697,070)
Net assets at beginning of year	23,648,124	7,386,726	21,773,138	7,261,497	111,255,070
Net assets at end of year	$21,831,257	$9,734,534	$23,574,696	$9,864,480	$100,365,294

Accumulation unit activity
Units outstanding at beginning of year	50,299,336	6,765,367	19,615,032	6,489,474	81,587,832
Contract purchase payments	1,090,199	1,868,301	1,606,778	1,697,525	451,698
Net transfers(1)	(3,897,980)	567,333	4,347,910	685,035	(2,766,077)
Transfers for policy loans	34,762	—	(1,322)	—	14,940
Contract charges	(36,135)	(1,024)	(13,574)	(1,253)	(178,624)
Contract terminations:
Surrender benefits	(5,149,601)	(400,439)	(1,837,891)	(591,683)	(9,666,876)
Death benefits	(455,937)	(86,548)	(128,075)	(68,429)	(1,045,774)
Units outstanding at end of year	41,884,644	8,712,990	23,588,858	8,210,669	68,397,119

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

262	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP EV Floating Rate Inc, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1(2)
Operations
Investment income (loss) — net	$84,229	$129,622	$2,389,792	$29,938	$(822,546)
Net realized gain (loss) on sales of investments	(746,773)	(677,713)	(1,230,440)	(122,381)	1,171,813
Distributions from capital gains	1,251,455	35,352	—	—	—
Net change in unrealized appreciation or depreciation of investments	80,708	1,043,262	1,373,066	182,250	6,527,702
Net increase (decrease) in net assets resulting from operations	669,619	530,523	2,532,418	89,807	6,876,969

Contract transactions
Contract purchase payments	3,596,488	1,827,679	3,174,919	857,932	942,899
Net transfers(1)	(317,851)	(328,110)	679,995	1,164,576	132,855,020
Transfers for policy loans	(10,903)	(3,938)	(3,169)	59	(1,275)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	245,954
Contract charges	(5,185)	(2,197)	(6,169)	(1,549)	(95,328)
Contract terminations:
Surrender benefits	(836,548)	(345,320)	(1,211,861)	(194,809)	(12,416,575)
Death benefits	(201,351)	(47,813)	(377,632)	—	(796,343)
Increase (decrease) from contract transactions	2,224,650	1,100,301	2,256,083	1,826,209	120,734,352
Net assets at beginning of year	20,132,165	9,458,287	29,168,436	3,199,084	—
Net assets at end of year	$23,026,434	$11,089,111	$33,956,937	$5,115,100	$127,611,321

Accumulation unit activity
Units outstanding at beginning of year	13,134,750	8,827,509	26,363,560	3,225,319	—
Contract purchase payments	2,260,603	1,710,843	2,729,742	863,603	888,965
Net transfers(1)	(223,206)	(466,544)	429,933	1,131,598	131,976,623
Transfers for policy loans	(6,426)	(4,012)	(2,549)	75	(1,529)
Contract charges	(3,328)	(2,086)	(5,416)	(1,548)	(89,354)
Contract terminations:
Surrender benefits	(533,829)	(324,156)	(1,049,574)	(193,518)	(11,623,058)
Death benefits	(131,322)	(42,633)	(327,914)	—	(744,108)
Units outstanding at end of year	14,497,242	9,698,921	28,137,782	5,025,529	120,407,539

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	263

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP MFS Val, Cl 2
Operations
Investment income (loss) — net	$(85,717)	$(69,575)	$(91,440)	$(308,289)	$(263,607)
Net realized gain (loss) on sales of investments	266,366	103,510	235,706	3,098,496	305,378
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	35,075	(223,631)	470,456	41,950	2,739,217
Net increase (decrease) in net assets resulting from operations	215,724	(189,696)	614,722	2,832,157	2,780,988

Contract transactions
Contract purchase payments	3,000,726	1,010,108	684,965	288,831	6,805,693
Net transfers(1)	1,759,522	33,512	(639,981)	(2,387,630)	4,062,007
Transfers for policy loans	(5,281)	—	(844)	3,137	(1,654)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(11,649)	—
Contract charges	(1,754)	(1,737)	(1,865)	(81,842)	(5,990)
Contract terminations:
Surrender benefits	(312,474)	(148,611)	(278,771)	(3,696,013)	(551,877)
Death benefits	(32,699)	(1,193)	(123,889)	(305,283)	(179,868)
Increase (decrease) from contract transactions	4,408,040	892,079	(360,385)	(6,190,449)	10,128,311
Net assets at beginning of year	6,133,439	5,984,026	7,873,208	36,243,425	17,841,180
Net assets at end of year	$10,757,203	$6,686,409	$8,127,545	$32,885,133	$30,750,479

Accumulation unit activity
Units outstanding at beginning of year	2,967,842	2,895,368	4,750,904	24,828,897	9,669,898
Contract purchase payments	1,390,229	517,849	394,299	199,213	3,440,701
Net transfers(1)	790,329	35,199	(369,619)	(1,598,779)	2,057,712
Transfers for policy loans	(2,329)	—	(467)	2,130	(959)
Contract charges	(826)	(873)	(1,081)	(54,866)	(3,104)
Contract terminations:
Surrender benefits	(145,416)	(76,968)	(162,716)	(2,448,845)	(284,450)
Death benefits	(15,333)	(607)	(76,997)	(205,748)	(97,539)
Units outstanding at end of year	4,984,496	3,369,968	4,534,323	20,722,002	14,782,259

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

264	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP MS Adv, Cl 2	CTIVP Oppen Intl Gro, Cl 2	CTIVP Pyramis Intl Eq, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2
Operations
Investment income (loss) — net	$(75,305)	$12,093	$60,298	$(95,465)	$(6,933)
Net realized gain (loss) on sales of investments	338,116	(507,341)	(412,198)	126,795	8,643
Distributions from capital gains	—	203,972	—	—	20,602
Net change in unrealized appreciation or depreciation of investments	(157,464)	(562,304)	(48)	976,854	(17,055)
Net increase (decrease) in net assets resulting from operations	105,347	(853,580)	(351,948)	1,008,184	5,257

Contract transactions
Contract purchase payments	412,236	3,164,332	761,993	957,067	944,644
Net transfers(1)	(1,141,710)	(1,557,483)	(759,756)	249,504	1,107,254
Transfers for policy loans	(3,061)	(1,541)	(4,361)	(4,949)	(2,002)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(1,190)	(3,597)	(1,541)	(1,939)	(678)
Contract terminations:
Surrender benefits	(323,814)	(428,182)	(754,727)	(311,410)	(146,715)
Death benefits	(74,661)	(157,723)	(7,280)	(112,822)	(14,070)
Increase (decrease) from contract transactions	(1,132,200)	1,015,806	(765,672)	775,451	1,888,433
Net assets at beginning of year	7,297,020	18,457,709	7,096,825	7,875,863	3,759,982
Net assets at end of year	$6,270,167	$18,619,935	$5,979,205	$9,659,498	$5,653,672

Accumulation unit activity
Units outstanding at beginning of year	3,851,786	13,567,299	5,460,475	4,770,607	3,621,215
Contract purchase payments	228,795	2,381,651	620,622	546,627	885,197
Net transfers(1)	(615,786)	(1,136,479)	(649,111)	115,696	1,028,338
Transfers for policy loans	(1,520)	(1,121)	(3,406)	(2,750)	(1,883)
Contract charges	(633)	(2,728)	(1,240)	(1,127)	(637)
Contract terminations:
Surrender benefits	(170,994)	(325,076)	(605,417)	(183,725)	(139,327)
Death benefits	(40,303)	(126,558)	(5,932)	(69,521)	(13,335)
Units outstanding at end of year	3,251,345	14,356,988	4,815,991	5,175,807	5,379,568

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	265

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B
Operations
Investment income (loss) — net	$(187,290)	$(215,474)	$(52,812)	$(133,216)	$227,192
Net realized gain (loss) on sales of investments	533,069	1,034,863	(32,311)	60,808	(371,312)
Distributions from capital gains	—	—	73,911	—	—
Net change in unrealized appreciation or depreciation of investments	2,601,072	3,574,539	(81,565)	330,474	1,019,271
Net increase (decrease) in net assets resulting from operations	2,946,851	4,393,928	(92,777)	258,066	875,151

Contract transactions
Contract purchase payments	3,275,605	320,409	2,938,505	1,290,766	782,307
Net transfers(1)	4,969,770	6,356,735	6,845,524	(372,779)	(1,449,345)
Transfers for policy loans	(5,698)	868	123	873	10,076
Adjustments to net assets allocated to contracts in payment period	—	16,701	—	—	(1,513)
Contract charges	(3,784)	(18,831)	(4,695)	(3,411)	(12,100)
Contract terminations:
Surrender benefits	(576,547)	(2,691,013)	(2,169,868)	(274,858)	(2,477,634)
Death benefits	(135,239)	(171,235)	(58,346)	(104,965)	(193,735)
Increase (decrease) from contract transactions	7,524,107	3,813,634	7,551,243	535,626	(3,341,944)
Net assets at beginning of year	13,390,963	20,942,382	11,544,033	11,686,816	23,377,676
Net assets at end of year	$23,861,921	$29,149,944	$19,002,499	$12,480,508	$20,910,883

Accumulation unit activity
Units outstanding at beginning of year	6,978,737	9,983,926	11,656,866	6,618,391	24,733,445
Contract purchase payments	1,545,999	144,465	2,946,380	726,834	804,378
Net transfers(1)	2,232,219	2,753,731	6,832,838	(231,503)	(1,518,662)
Transfers for policy loans	(2,473)	105	123	601	10,469
Contract charges	(1,796)	(8,351)	(4,704)	(1,925)	(12,405)
Contract terminations:
Surrender benefits	(278,550)	(1,165,866)	(2,173,513)	(156,179)	(2,525,191)
Death benefits	(64,558)	(74,996)	(59,102)	(61,088)	(201,405)
Units outstanding at end of year	10,409,578	11,633,014	19,198,888	6,895,131	21,290,629

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

266	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(21,568)	$4,479,490	$(1,565,047)	$324,187	$712,789
Net realized gain (loss) on sales of investments	(47,850)	(1,430,456)	9,350,540	1,347,043	4,948,113
Distributions from capital gains	—	—	37,349,457	2,724,729	7,047,264
Net change in unrealized appreciation or depreciation of investments	(373,884)	10,228,190	(17,488,232)	1,694,488	2,385,457
Net increase (decrease) in net assets resulting from operations	(443,302)	13,277,224	27,646,718	6,090,447	15,093,623

Contract transactions
Contract purchase payments	109,405	2,168,494	14,677,120	368,676	1,122,147
Net transfers(1)	(358,153)	(5,002,536)	(30,555,524)	(1,981,376)	(4,298,776)
Transfers for policy loans	4,627	13,105	(12,203)	40,815	65,910
Adjustments to net assets allocated to contracts in payment period	—	(7,037)	(157,578)	(20,390)	(85,911)
Contract charges	(3,343)	(145,564)	(265,370)	(19,682)	(93,644)
Contract terminations:
Surrender benefits	(612,809)	(22,434,469)	(51,728,089)	(4,466,561)	(13,882,406)
Death benefits	(71,434)	(2,561,161)	(3,413,148)	(399,434)	(1,212,545)
Increase (decrease) from contract transactions	(931,707)	(27,969,168)	(71,454,792)	(6,477,952)	(18,385,225)
Net assets at beginning of year	6,868,366	187,969,132	474,192,485	45,766,135	116,871,497
Net assets at end of year	$5,493,357	$173,277,188	$430,384,411	$45,378,630	$113,579,895

Accumulation unit activity
Units outstanding at beginning of year	5,715,181	149,366,695	275,836,555	26,111,674	61,225,666
Contract purchase payments	96,471	1,681,061	8,530,085	205,554	575,787
Net transfers(1)	(313,559)	(4,324,662)	(17,823,961)	(1,114,493)	(2,246,896)
Transfers for policy loans	3,796	9,962	(7,242)	22,340	33,607
Contract charges	(2,915)	(111,715)	(154,494)	(10,976)	(48,264)
Contract terminations:
Surrender benefits	(533,212)	(17,120,207)	(29,948,566)	(2,478,890)	(7,104,805)
Death benefits	(63,908)	(1,992,133)	(2,003,900)	(224,943)	(626,530)
Units outstanding at end of year	4,901,854	127,509,001	234,428,477	22,510,266	51,808,565

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	267

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(381,316)	$(2,534,671)	$58,503	$158,214	$1,824,682
Net realized gain (loss) on sales of investments	2,429,771	4,206,345	(8,893)	582,463	(236,280)
Distributions from capital gains	5,720,092	27,529,551	21,562	98,221	—
Net change in unrealized appreciation or depreciation of investments	1,522,326	13,670,887	(949,542)	(4,971,301)	2,296,056
Net increase (decrease) in net assets resulting from operations	9,290,873	42,872,112	(878,370)	(4,132,403)	3,884,458

Contract transactions
Contract purchase payments	785,669	9,438,059	199,082	951,280	5,152,405
Net transfers(1)	(5,712,827)	(21,500,663)	(959,450)	(4,800,324)	16,983,813
Transfers for policy loans	60,987	120,204	(12,705)	28,493	14,083
Adjustments to net assets allocated to contracts in payment period	26,556	(117,558)	7,850	(14,220)	(20,607)
Contract charges	(36,492)	(369,102)	(5,789)	(48,382)	(25,095)
Contract terminations:
Surrender benefits	(8,817,857)	(49,737,020)	(1,439,407)	(7,740,536)	(5,010,652)
Death benefits	(906,550)	(4,609,327)	(135,499)	(494,295)	(397,937)
Increase (decrease) from contract transactions	(14,600,514)	(66,775,407)	(2,345,918)	(12,117,984)	16,696,010
Net assets at beginning of year	94,228,396	446,745,233	15,336,390	70,976,653	52,765,224
Net assets at end of year	$88,918,755	$422,841,938	$12,112,102	$54,726,266	$73,345,692

Accumulation unit activity
Units outstanding at beginning of year	17,468,763	159,432,076	10,569,324	44,707,543	53,859,739
Contract purchase payments	144,810	3,886,992	144,373	659,263	4,997,775
Net transfers(1)	(1,046,495)	(7,780,469)	(698,232)	(3,335,422)	16,449,096
Transfers for policy loans	10,728	41,277	(9,723)	19,297	13,558
Contract charges	(6,747)	(126,309)	(4,236)	(31,553)	(24,556)
Contract terminations:
Surrender benefits	(1,612,729)	(16,465,507)	(1,050,094)	(4,995,881)	(4,844,014)
Death benefits	(164,697)	(1,545,817)	(97,615)	(346,848)	(385,838)
Units outstanding at end of year	14,793,633	137,442,243	8,853,797	36,676,399	70,065,760

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

268	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$402,637	$1,967,609	$1,184,894	$(118,935)	$723,355
Net realized gain (loss) on sales of investments	(3,696,007)	(1,705,892)	1,899,842	1,811,718	22,225
Distributions from capital gains	—	—	9,261,046	19,043,993	86,648
Net change in unrealized appreciation or depreciation of investments	3,226,386	5,631,053	3,498,458	11,992,811	18,365,205
Net increase (decrease) in net assets resulting from operations	(66,984)	5,892,770	15,844,240	32,729,587	19,197,433

Contract transactions
Contract purchase payments	1,442,281	3,500,182	2,887,018	4,113,904	1,305,408
Net transfers(1)	(4,778,884)	(2,849,990)	(7,789,564)	1,334,897	(12,081,377)
Transfers for policy loans	38,511	731	71,183	27,879	35,601
Adjustments to net assets allocated to contracts in payment period	(37,055)	21,944	(18,227)	(27,628)	(97,957)
Contract charges	(96,708)	(24,521)	(70,330)	(77,968)	(171,240)
Contract terminations:
Surrender benefits	(14,681,815)	(3,711,843)	(11,570,083)	(14,060,367)	(23,201,348)
Death benefits	(1,321,058)	(708,722)	(906,818)	(1,040,923)	(1,924,499)
Increase (decrease) from contract transactions	(19,434,728)	(3,772,219)	(17,396,821)	(9,730,206)	(36,135,412)
Net assets at beginning of year	130,836,071	51,973,041	118,979,205	120,884,612	181,065,429
Net assets at end of year	$111,334,359	$54,093,592	$117,426,624	$143,883,993	$164,127,450

Accumulation unit activity
Units outstanding at beginning of year	62,987,646	50,948,986	70,352,022	45,434,707	46,292,401
Contract purchase payments	742,955	3,270,912	1,652,721	1,598,086	344,458
Net transfers(1)	(2,354,407)	(3,091,698)	(4,458,808)	749,530	(3,066,031)
Transfers for policy loans	15,079	680	38,393	5,709	9,941
Contract charges	(43,421)	(23,127)	(39,730)	(25,884)	(43,084)
Contract terminations:
Surrender benefits	(6,401,204)	(3,454,927)	(6,317,700)	(4,494,641)	(5,733,817)
Death benefits	(562,375)	(668,131)	(527,314)	(372,762)	(479,349)
Units outstanding at end of year	54,384,273	46,982,695	60,699,584	42,894,745	37,324,519

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	269

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
Operations
Investment income (loss) — net	$(8,879)	$19,270	$452,458	$(102,294)	$(440,913)
Net realized gain (loss) on sales of investments	(83,542)	3,339	5,911,125	555,400	3,394,082
Distributions from capital gains	—	168,753	4,035,470	1,096,360	4,623,423
Net change in unrealized appreciation or depreciation of investments	66,549	1,063,509	555,365	(1,423,314)	(7,389,810)
Net increase (decrease) in net assets resulting from operations	(25,872)	1,254,871	10,954,418	126,152	186,782

Contract transactions
Contract purchase payments	706,753	55,315	923,860	152,618	296,794
Net transfers(1)	110,540	(352,951)	(6,780,232)	(567,429)	(3,372,963)
Transfers for policy loans	(910)	5,962	3,002	13,387	17,357
Adjustments to net assets allocated to contracts in payment period	—	(3,889)	(47,109)	(1,491)	(1,184)
Contract charges	(1,858)	(2,697)	(201,175)	(7,465)	(172,106)
Contract terminations:
Surrender benefits	(257,790)	(548,555)	(15,300,389)	(1,118,274)	(7,238,370)
Death benefits	(60,094)	(75,024)	(1,095,673)	(112,432)	(463,366)
Increase (decrease) from contract transactions	496,641	(921,839)	(22,497,716)	(1,641,086)	(10,933,838)
Net assets at beginning of year	4,092,573	6,430,750	129,547,575	13,593,306	58,684,678
Net assets at end of year	$4,563,342	$6,763,782	$118,004,277	$12,078,372	$47,937,622

Accumulation unit activity
Units outstanding at beginning of year	4,494,331	2,386,887	74,052,119	8,992,938	39,289,208
Contract purchase payments	787,091	19,866	514,269	103,285	206,066
Net transfers(1)	125,433	(131,830)	(3,833,294)	(386,188)	(2,336,722)
Transfers for policy loans	(996)	1,949	2,098	8,808	11,901
Contract charges	(2,068)	(965)	(112,507)	(5,116)	(117,971)
Contract terminations:
Surrender benefits	(286,642)	(193,358)	(8,626,906)	(759,503)	(5,008,357)
Death benefits	(67,735)	(28,594)	(617,727)	(77,734)	(316,575)
Units outstanding at end of year	5,049,414	2,053,955	61,378,052	7,876,490	31,727,550

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

270	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
Operations
Investment income (loss) — net	$(313,363)	$578,783	$(407,277)	$171,147	$50,274
Net realized gain (loss) on sales of investments	(1,090,327)	8,865,558	3,296,300	1,003,877	615,675
Distributions from capital gains	—	11,430,390	5,399,011	—	—
Net change in unrealized appreciation or depreciation of investments	4,892,435	794,981	(1,418,832)	3,004,047	1,882,113
Net increase (decrease) in net assets resulting from operations	3,488,745	21,669,712	6,869,202	4,179,071	2,548,062

Contract transactions
Contract purchase payments	2,209,924	1,207,719	878,428	409,130	325,802
Net transfers(1)	5,240,767	(10,302,767)	(2,906,969)	11,101,878	8,421,928
Transfers for policy loans	5,853	14,143	106,821	10,161	4,010
Adjustments to net assets allocated to contracts in payment period	297,185	(14,524)	(138,541)	(1,898)	(3,677)
Contract charges	(19,121)	(313,237)	(61,806)	(23,207)	(12,122)
Contract terminations:
Surrender benefits	(3,134,305)	(19,804,890)	(5,927,815)	(4,825,835)	(1,866,583)
Death benefits	(394,303)	(1,387,919)	(1,039,510)	(211,945)	(167,563)
Increase (decrease) from contract transactions	4,206,000	(30,601,475)	(9,089,392)	6,458,284	6,701,795
Net assets at beginning of year	35,265,297	160,796,370	82,289,811	27,125,780	16,057,251
Net assets at end of year	$42,960,042	$151,864,607	$80,069,621	$37,763,135	$25,307,108

Accumulation unit activity
Units outstanding at beginning of year	36,247,226	87,865,742	28,818,073	17,058,526	10,257,120
Contract purchase payments	2,114,650	673,094	304,584	241,174	196,983
Net transfers(1)	4,783,659	(5,505,222)	(998,476)	6,550,278	5,052,860
Transfers for policy loans	5,331	9,750	37,058	6,160	2,546
Contract charges	(18,578)	(166,209)	(21,202)	(13,727)	(7,299)
Contract terminations:
Surrender benefits	(3,011,250)	(10,438,340)	(2,031,483)	(2,843,384)	(1,123,778)
Death benefits	(388,779)	(733,757)	(359,585)	(127,259)	(101,898)
Units outstanding at end of year	39,732,259	71,705,058	25,748,969	20,871,768	14,276,534

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	271

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
Operations
Investment income (loss) — net	$(514,882)	$206,007	$(155,662)	$(138,565)	$(177,427)
Net realized gain (loss) on sales of investments	702,252	2,434,000	430,162	1,597,874	871,764
Distributions from capital gains	8,312,516	—	2,070,492	1,300,093	917,668
Net change in unrealized appreciation or depreciation of investments	(17,091,176)	(4,019,365)	(2,156,144)	(3,234,843)	(2,264,361)
Net increase (decrease) in net assets resulting from operations	(8,591,290)	(1,379,358)	188,848	(475,441)	(652,356)

Contract transactions
Contract purchase payments	785,934	1,078,243	156,788	222,025	237,140
Net transfers(1)	(9,456,557)	(3,956,830)	5,461,918	(7,911,922)	(1,485,406)
Transfers for policy loans	7,330	52,435	7,322	(5,670)	(4,282)
Adjustments to net assets allocated to contracts in payment period	(14,998)	66,910	8,044	(16,718)	(132)
Contract charges	(40,742)	(78,684)	(11,436)	(11,045)	(34,331)
Contract terminations:
Surrender benefits	(7,578,017)	(10,764,475)	(1,709,670)	(2,136,980)	(3,744,063)
Death benefits	(562,901)	(888,936)	(342,726)	(50,536)	(170,863)
Increase (decrease) from contract transactions	(16,859,951)	(14,491,337)	3,570,240	(9,910,846)	(5,201,937)
Net assets at beginning of year	72,932,865	92,916,792	15,598,338	22,656,621	25,375,226
Net assets at end of year	$47,481,624	$77,046,097	$19,357,426	$12,270,334	$19,520,933

Accumulation unit activity
Units outstanding at beginning of year	32,922,808	58,758,100	10,875,096	16,013,277	18,873,631
Contract purchase payments	392,839	700,051	113,036	163,184	184,998
Net transfers(1)	(4,762,218)	(2,599,144)	4,005,375	(5,828,623)	(1,211,197)
Transfers for policy loans	3,909	31,693	5,182	(4,062)	(3,485)
Contract charges	(20,392)	(51,304)	(8,181)	(8,185)	(27,020)
Contract terminations:
Surrender benefits	(3,813,032)	(6,808,975)	(1,227,273)	(1,578,588)	(2,964,128)
Death benefits	(285,642)	(561,143)	(248,085)	(37,064)	(135,143)
Units outstanding at end of year	24,438,272	49,469,278	13,515,150	8,719,939	14,717,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

272	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv
Operations
Investment income (loss) — net	$(107,506)	$(110,905)	$791,733	$3,423	$(137,775)
Net realized gain (loss) on sales of investments	(6,091,600)	610,033	(37,447)	(342,751)	847,366
Distributions from capital gains	—	1,153,414	—	235,231	675,576
Net change in unrealized appreciation or depreciation of investments	5,046,127	(177,063)	(391,280)	280,432	867,381
Net increase (decrease) in net assets resulting from operations	(1,152,979)	1,475,479	363,006	176,335	2,252,548

Contract transactions
Contract purchase payments	1,035,568	130,046	4,670,202	582,840	224,548
Net transfers(1)	(10,888,654)	(359,552)	13,745,360	(3,141,244)	(554,308)
Transfers for policy loans	2,544	13,266	(3,764)	—	2,785
Adjustments to net assets allocated to contracts in payment period	(101,695)	(1,051)	(8,765)	(161,912)	10,482
Contract charges	(14,015)	(8,394)	(17,669)	(6,595)	(10,460)
Contract terminations:
Surrender benefits	(2,156,179)	(1,627,690)	(4,473,089)	(952,646)	(2,184,224)
Death benefits	(1,137,407)	(60,795)	(579,352)	(102,055)	(50,175)
Increase (decrease) from contract transactions	(13,259,838)	(1,914,170)	13,332,923	(3,781,612)	(2,561,352)
Net assets at beginning of year	33,022,439	14,195,391	39,812,510	10,556,046	19,199,964
Net assets at end of year	$18,609,622	$13,756,700	$53,508,439	$6,950,769	$18,891,160

Accumulation unit activity
Units outstanding at beginning of year	31,993,900	11,613,589	39,412,118	8,903,912	21,049,420
Contract purchase payments	1,052,250	101,726	4,537,515	498,385	241,002
Net transfers(1)	(11,039,918)	(270,015)	13,328,579	(2,661,869)	(534,665)
Transfers for policy loans	2,439	10,286	(3,606)	—	1,619
Contract charges	(14,196)	(6,520)	(17,049)	(5,618)	(10,726)
Contract terminations:
Surrender benefits	(2,182,687)	(1,280,050)	(4,310,456)	(811,000)	(2,334,332)
Death benefits	(1,143,215)	(45,360)	(561,702)	(87,190)	(51,956)
Units outstanding at end of year	18,668,573	10,123,656	52,385,399	5,836,620	18,360,362

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	273

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$965,206	$(269,658)	$(140,652)	$(320,306)	$(274,258)
Net realized gain (loss) on sales of investments	(2,277,048)	1,127,943	(225,488)	(1,049,629)	(279,052)
Distributions from capital gains	818,172	3,061,043	59,864	7,345,781	1,533,232
Net change in unrealized appreciation or depreciation of investments	(1,844,796)	(4,273,719)	686,505	(2,907,635)	1,298,528
Net increase (decrease) in net assets resulting from operations	(2,338,466)	(354,391)	380,229	3,068,211	2,278,450

Contract transactions
Contract purchase payments	352,442	1,633,922	1,320,931	595,773	333,510
Net transfers(1)	(2,056,824)	(3,727,114)	(1,520,821)	(268,856)	(2,484,481)
Transfers for policy loans	36,044	13,138	(2,094)	24,607	19,634
Adjustments to net assets allocated to contracts in payment period	(13,248)	(2,363)	—	(22,103)	(11,722)
Contract charges	(16,395)	(79,431)	(9,227)	(43,068)	(24,944)
Contract terminations:
Surrender benefits	(2,426,897)	(5,278,436)	(3,270,025)	(8,416,110)	(3,489,727)
Death benefits	(344,457)	(405,841)	(84,143)	(494,148)	(408,898)
Increase (decrease) from contract transactions	(4,469,335)	(7,846,125)	(3,565,379)	(8,623,905)	(6,066,628)
Net assets at beginning of year	30,219,433	53,074,982	18,041,940	66,041,982	35,639,593
Net assets at end of year	$23,411,632	$44,874,466	$14,856,790	$60,486,288	$31,851,415

Accumulation unit activity
Units outstanding at beginning of year	24,945,865	33,433,242	16,047,854	67,424,929	20,210,024
Contract purchase payments	319,310	1,041,402	1,154,717	594,754	190,394
Net transfers(1)	(1,862,983)	(2,340,022)	(1,325,585)	(319,038)	(1,430,257)
Transfers for policy loans	33,126	8,565	(1,847)	24,794	11,366
Contract charges	(14,876)	(51,596)	(8,106)	(42,817)	(14,202)
Contract terminations:
Surrender benefits	(2,189,909)	(3,370,951)	(2,855,826)	(8,329,635)	(1,992,379)
Death benefits	(317,068)	(264,193)	(76,863)	(491,852)	(240,570)
Units outstanding at end of year	20,913,465	28,456,447	12,934,344	58,861,135	16,734,376

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

274	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S
Operations
Investment income (loss) — net	$5,180,827	$212,429	$(276,565)	$(43,372)	$(39,268)
Net realized gain (loss) on sales of investments	197,307	1,571,507	(2,426,826)	130,449	156,996
Distributions from capital gains	4,424,526	—	1,372,229	76,473	256,322
Net change in unrealized appreciation or depreciation of investments	8,734,181	(728,515)	(1,903,547)	(566,915)	216,313
Net increase (decrease) in net assets resulting from operations	18,536,841	1,055,421	(3,234,709)	(403,365)	590,363

Contract transactions
Contract purchase payments	5,983,976	581,322	896,889	134,217	430,829
Net transfers(1)	(10,137,340)	(2,777,069)	(4,411,149)	(145,292)	(789,268)
Transfers for policy loans	43,424	3,334	15,451	7,761	(12,991)
Adjustments to net assets allocated to contracts in payment period	(43,159)	(5,417)	(9,641)	(124)	—
Contract charges	(122,676)	(40,545)	(18,299)	(22,116)	(3,757)
Contract terminations:
Surrender benefits	(20,050,000)	(6,208,512)	(3,351,831)	(1,832,053)	(245,721)
Death benefits	(2,155,135)	(482,898)	(364,636)	(87,536)	(11,603)
Increase (decrease) from contract transactions	(26,480,910)	(8,929,785)	(7,243,216)	(1,945,143)	(632,511)
Net assets at beginning of year	190,029,278	53,052,319	35,166,775	16,012,826	7,511,957
Net assets at end of year	$182,085,209	$45,177,955	$24,688,850	$13,664,318	$7,469,809

Accumulation unit activity
Units outstanding at beginning of year	79,767,962	38,954,491	20,714,793	14,558,630	4,273,043
Contract purchase payments	2,526,361	420,467	585,355	125,198	243,117
Net transfers(1)	(3,880,826)	(2,109,801)	(2,822,122)	(116,180)	(450,451)
Transfers for policy loans	17,238	2,817	9,070	6,913	(7,520)
Contract charges	(47,247)	(29,067)	(11,660)	(20,492)	(2,117)
Contract terminations:
Surrender benefits	(7,446,389)	(4,457,758)	(2,153,438)	(1,727,152)	(138,408)
Death benefits	(880,014)	(350,637)	(232,345)	(79,928)	(6,847)
Units outstanding at end of year	70,057,085	32,430,512	16,089,653	12,746,989	3,910,817

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	275

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl
Operations
Investment income (loss) — net	$(33,550)	$(172,492)	$13,917,758	$(591,440)	$1,446,489
Net realized gain (loss) on sales of investments	(102,946)	807,445	(4,474,548)	567,307	(3,355,469)
Distributions from capital gains	15,779	7,065,565	—	3,255,379	—
Net change in unrealized appreciation or depreciation of investments	58,857	(9,482,748)	10,250,426	9,848,649	12,876,638
Net increase (decrease) in net assets resulting from operations	(61,860)	(1,782,230)	19,693,636	13,079,895	10,967,658

Contract transactions
Contract purchase payments	471,156	3,363,401	4,489,587	3,329,870	1,766,814
Net transfers(1)	(398,180)	(8,993,489)	(30,607,099)	(1,625,879)	(9,206,806)
Transfers for policy loans	181	(396)	53,116	(1,954)	16,673
Adjustments to net assets allocated to contracts in payment period	—	(34,788)	(223,967)	2,851	(196,800)
Contract charges	(1,984)	(58,231)	(390,934)	(49,490)	(108,987)
Contract terminations:
Surrender benefits	(328,041)	(10,239,313)	(50,957,223)	(8,639,195)	(12,235,333)
Death benefits	(9,315)	(618,192)	(4,465,850)	(549,928)	(1,252,293)
Increase (decrease) from contract transactions	(266,183)	(16,581,008)	(82,102,370)	(7,533,725)	(21,216,732)
Net assets at beginning of year	3,400,054	116,212,024	407,153,909	86,026,028	103,894,943
Net assets at end of year	$3,072,011	$97,848,786	$344,745,175	$91,572,198	$93,645,869

Accumulation unit activity
Units outstanding at beginning of year	3,672,899	60,234,577	270,282,726	41,600,118	80,430,778
Contract purchase payments	519,789	1,915,784	3,013,743	1,596,938	1,311,873
Net transfers(1)	(444,967)	(4,961,227)	(19,844,723)	(841,830)	(6,969,744)
Transfers for policy loans	199	(355)	34,195	(1,017)	11,329
Contract charges	(2,182)	(31,588)	(251,447)	(22,844)	(79,351)
Contract terminations:
Surrender benefits	(359,520)	(5,405,462)	(32,533,962)	(3,933,692)	(8,873,264)
Death benefits	(10,283)	(355,116)	(2,904,414)	(260,452)	(941,169)
Units outstanding at end of year	3,375,935	51,396,613	217,796,118	38,137,221	64,890,452

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

276	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$52,780	$156,632	$(264,299)	$423,915	$(164,615)
Net realized gain (loss) on sales of investments	(63,240)	(121,888)	695,409	(268,153)	1,735,300
Distributions from capital gains	—	—	3,906,228	—	5,507,842
Net change in unrealized appreciation or depreciation of investments	123,215	154,577	(8,756,513)	(767,611)	(3,356,708)
Net increase (decrease) in net assets resulting from operations	112,755	189,321	(4,419,175)	(611,849)	3,721,819

Contract transactions
Contract purchase payments	156,737	2,256,673	475,410	208,037	661,358
Net transfers(1)	(333,210)	4,560,812	(3,199,663)	(1,156,278)	(1,542,623)
Transfers for policy loans	4,287	(4,580)	5,235	25,778	79,326
Adjustments to net assets allocated to contracts in payment period	—	—	(7,965)	(2,666)	(55,201)
Contract charges	(1,339)	(4,771)	(26,440)	(11,756)	(50,296)
Contract terminations:
Surrender benefits	(179,799)	(1,543,669)	(4,424,225)	(1,829,953)	(4,355,110)
Death benefits	(74,476)	(277,601)	(372,647)	(75,743)	(409,310)
Increase (decrease) from contract transactions	(427,800)	4,986,864	(7,550,295)	(2,842,581)	(5,671,856)
Net assets at beginning of year	4,525,097	13,796,405	38,672,105	18,039,826	60,315,718
Net assets at end of year	$4,210,052	$18,972,590	$26,702,635	$14,585,396	$58,365,681

Accumulation unit activity
Units outstanding at beginning of year	4,723,809	14,008,564	14,959,452	11,782,041	25,132,977
Contract purchase payments	162,287	2,244,278	204,367	140,195	276,408
Net transfers(1)	(342,196)	4,539,416	(1,366,745)	(784,585)	(646,825)
Transfers for policy loans	4,430	(4,459)	2,132	17,369	33,662
Contract charges	(1,416)	(4,721)	(11,272)	(8,054)	(21,012)
Contract terminations:
Surrender benefits	(189,741)	(1,522,706)	(1,880,681)	(1,248,961)	(1,809,116)
Death benefits	(81,336)	(274,698)	(161,013)	(52,325)	(174,223)
Units outstanding at end of year	4,275,837	18,985,674	11,746,240	9,845,680	22,791,871

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	277

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$(32,409)	$(26,645)	$(323,031)	$(6,046)	$(71,237)
Net realized gain (loss) on sales of investments	1,497,145	121,355	(1,228,802)	(301,755)	534,838
Distributions from capital gains	2,555,353	—	28,558	—	—
Net change in unrealized appreciation or depreciation of investments	(2,369,775)	2,683,502	2,075,437	2,121,393	1,279,927
Net increase (decrease) in net assets resulting from operations	1,650,314	2,778,212	552,162	1,813,592	1,743,528

Contract transactions
Contract purchase payments	320,817	155,573	2,082,208	201,583	1,146,106
Net transfers(1)	(1,528,509)	(1,047,721)	(2,420,967)	(1,360,687)	4,106,707
Transfers for policy loans	21,983	10,251	4,814	19,332	334
Adjustments to net assets allocated to contracts in payment period	(3,645)	(19,168)	—	(1,461)	42,473
Contract charges	(19,751)	(7,330)	(12,810)	(8,267)	(5,708)
Contract terminations:
Surrender benefits	(2,524,204)	(1,749,404)	(2,771,088)	(1,834,173)	(1,093,908)
Death benefits	(166,801)	(129,986)	(245,814)	(68,963)	(200,408)
Increase (decrease) from contract transactions	(3,900,110)	(2,787,785)	(3,363,657)	(3,052,636)	3,995,596
Net assets at beginning of year	27,761,690	17,086,250	34,992,777	18,682,242	5,450,430
Net assets at end of year	$25,511,894	$17,076,677	$32,181,282	$17,443,198	$11,189,554

Accumulation unit activity
Units outstanding at beginning of year	14,935,925	4,659,422	37,383,235	5,994,798	10,176,008
Contract purchase payments	172,768	42,364	2,280,109	63,944	1,269,122
Net transfers(1)	(833,533)	(280,488)	(2,634,947)	(438,477)	4,342,835
Transfers for policy loans	11,942	2,700	5,177	5,939	1,001
Contract charges	(10,656)	(1,989)	(13,989)	(2,645)	(6,909)
Contract terminations:
Surrender benefits	(1,350,018)	(466,564)	(3,013,755)	(582,932)	(1,286,738)
Death benefits	(88,102)	(35,614)	(269,581)	(21,825)	(281,331)
Units outstanding at end of year	12,838,326	3,919,831	33,736,249	5,018,802	14,213,988

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

278	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2	VP Conserv, Cl 4
Operations
Investment income (loss) — net	$(10,594,502)	$(8,486,961)	$65,674	$(5,372,581)	$(6,845,864)
Net realized gain (loss) on sales of investments	35,791,727	72,881,937	(1,158,097)	9,763,510	22,630,042
Distributions from capital gains	—	—	12,055,026	—	—
Net change in unrealized appreciation or depreciation of investments	26,799,053	(20,486,985)	(11,421,214)	7,251,422	1,153,998
Net increase (decrease) in net assets resulting from operations	51,996,278	43,907,991	(458,611)	11,642,351	16,938,176

Contract transactions
Contract purchase payments	27,592,631	9,499,109	2,779,545	12,854,910	2,297,235
Net transfers(1)	(75,390,479)	(74,962,531)	(124,111)	59,919,526	95,386,505
Transfers for policy loans	81,580	(24,065)	(290)	(6,529)	21,558
Adjustments to net assets allocated to contracts in payment period	(6,408)	—	(1,235)	(902)	—
Contract charges	(8,945,358)	(5,332,381)	(9,553)	(3,212,340)	(4,123,157)
Contract terminations:
Surrender benefits	(46,350,674)	(114,618,994)	(682,203)	(41,585,355)	(100,584,163)
Death benefits	(7,593,556)	(2,877,593)	(200,071)	(8,323,690)	(12,707,165)
Increase (decrease) from contract transactions	(110,612,264)	(188,316,455)	1,762,082	19,645,620	(19,709,187)
Net assets at beginning of year	1,143,770,244	1,014,550,826	20,834,609	476,633,782	678,616,700
Net assets at end of year	$1,085,154,258	$870,142,362	$22,138,080	$507,921,753	$675,845,689

Accumulation unit activity
Units outstanding at beginning of year	767,604,686	678,200,582	15,172,642	404,404,021	573,235,234
Contract purchase payments	18,579,013	6,349,298	2,025,006	10,675,738	1,890,501
Net transfers(1)	(50,175,950)	(49,537,862)	(131,830)	49,795,459	78,524,219
Transfers for policy loans	54,848	(16,572)	8	(5,372)	17,481
Contract charges	(5,995,009)	(3,552,062)	(6,933)	(2,652,169)	(3,397,334)
Contract terminations:
Surrender benefits	(30,693,777)	(75,496,969)	(501,976)	(34,338,298)	(82,562,565)
Death benefits	(5,081,131)	(1,903,091)	(144,982)	(6,889,952)	(10,560,383)
Units outstanding at end of year	694,292,680	554,043,324	16,411,935	420,989,427	557,147,153

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	279

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Man Vol Conserv, Cl 2	VP Man Vol ConServ Gro, Cl 2	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(3,393,960)	$(10,827,158)	$(71,268,022)	$(111,398,548)	$(65,539,993)
Net realized gain (loss) on sales of investments	1,122,307	1,594,517	6,896,195	24,306,652	91,782,873
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,861,829	29,356,526	247,558,189	351,962,441	205,102,629
Net increase (decrease) in net assets resulting from operations	4,590,176	20,123,885	183,186,362	264,870,545	231,345,509

Contract transactions
Contract purchase payments	77,327,061	244,261,240	1,057,449,722	1,610,660,303	98,491,473
Net transfers(1)	132,700,680	188,535,157	(127,259,939)	106,703,345	176,058,813
Transfers for policy loans	(22,140)	41,114	(10,149)	(90,520)	320,226
Adjustments to net assets allocated to contracts in payment period	—	(3,802)	(85,075)	1,082,357	139,763
Contract charges	(3,528,330)	(10,934,097)	(80,756,996)	(129,693,471)	(55,498,912)
Contract terminations:
Surrender benefits	(27,384,098)	(32,389,199)	(250,281,447)	(275,526,416)	(367,958,024)
Death benefits	(1,616,599)	(7,051,809)	(27,764,549)	(55,183,966)	(58,380,304)
Increase (decrease) from contract transactions	177,476,574	382,458,604	571,291,567	1,257,951,632	(206,826,965)
Net assets at beginning of year	208,901,352	823,245,802	6,894,913,747	10,207,540,372	6,556,988,935
Net assets at end of year	$390,968,102	$1,225,828,291	$7,649,391,676	$11,730,362,549	$6,581,507,479

Accumulation unit activity
Units outstanding at beginning of year	205,029,378	787,478,767	6,355,233,958	9,075,443,669	4,872,679,622
Contract purchase payments	74,301,378	229,506,097	957,155,470	1,407,766,167	72,592,007
Net transfers(1)	127,992,031	178,136,607	(116,793,713)	94,690,785	127,356,711
Transfers for policy loans	(21,658)	39,426	(9,328)	(78,487)	237,496
Contract charges	(3,378,040)	(10,261,597)	(73,825,257)	(113,700,160)	(40,558,886)
Contract terminations:
Surrender benefits	(26,379,503)	(30,662,465)	(234,671,031)	(248,425,300)	(268,522,117)
Death benefits	(1,550,041)	(6,623,850)	(25,386,795)	(48,468,495)	(42,964,720)
Units outstanding at end of year	375,993,545	1,147,612,985	6,861,703,304	10,167,228,179	4,720,820,113

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

280	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(87,556,932)	$(35,733,723)	$(30,493,310)	$(14,101,885)	$(18,711,484)
Net realized gain (loss) on sales of investments	394,589,050	105,420,487	242,236,407	26,654,535	74,681,242
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	28,750,794	81,100,147	(74,463,920)	25,898,653	3,001,663
Net increase (decrease) in net assets resulting from operations	335,782,912	150,786,911	137,279,177	38,451,303	58,971,421

Contract transactions
Contract purchase payments	27,206,682	83,979,483	24,870,297	30,429,317	4,234,635
Net transfers(1)	(78,150,353)	(235,445,907)	(251,706,577)	53,668,868	24,261,246
Transfers for policy loans	439,513	(54,634)	475,064	41,801	7,526
Adjustments to net assets allocated to contracts in payment period	—	(698,167)	—	48,375	—
Contract charges	(59,804,205)	(30,160,829)	(17,530,532)	(8,729,803)	(10,805,562)
Contract terminations:
Surrender benefits	(954,916,542)	(156,036,004)	(393,942,396)	(92,677,258)	(208,858,185)
Death benefits	(98,546,048)	(17,596,008)	(20,925,045)	(21,128,282)	(39,590,058)
Increase (decrease) from contract transactions	(1,163,770,953)	(356,012,066)	(658,759,189)	(38,346,982)	(230,750,398)
Net assets at beginning of year	9,765,609,322	3,797,681,463	3,620,414,827	1,362,064,961	2,012,895,760
Net assets at end of year	$8,937,621,281	$3,592,456,308	$3,098,934,815	$1,362,169,282	$1,841,116,783

Accumulation unit activity
Units outstanding at beginning of year	7,222,345,569	2,674,127,246	2,538,648,239	1,080,403,981	1,588,849,739
Contract purchase payments	19,889,867	58,651,707	17,326,563	23,886,692	3,302,359
Net transfers(1)	(57,557,975)	(163,988,945)	(175,135,589)	41,267,142	18,631,252
Transfers for policy loans	319,955	(40,278)	329,853	30,248	6,333
Contract charges	(43,564,626)	(21,040,235)	(12,184,450)	(6,783,286)	(8,365,395)
Contract terminations:
Surrender benefits	(691,607,015)	(108,095,982)	(270,711,628)	(72,020,512)	(161,247,745)
Death benefits	(72,096,039)	(12,332,010)	(14,479,425)	(16,638,185)	(30,752,875)
Units outstanding at end of year	6,377,729,736	2,427,281,503	2,083,793,563	1,050,146,080	1,410,423,668

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	281

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2(2)
Operations
Investment income (loss) — net	$58,112	$(45,235)	$(44,730)	$(777,977)	$(4,181)
Net realized gain (loss) on sales of investments	19,758	12,603	53,679	7,525,397	(581)
Distributions from capital gains	13,524	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(67,717)	246,520	919,451	13,175,441	1,534
Net increase (decrease) in net assets resulting from operations	23,677	213,888	928,400	19,922,861	(3,228)

Contract transactions
Contract purchase payments	1,712,185	499,233	529,169	702,795	4,712,051
Net transfers(1)	1,456,162	(285,471)	347,617	(4,756,567)	3,287,754
Transfers for policy loans	(2,793)	(648)	216	45,786	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(40,597)	—
Contract charges	(1,368)	(763)	(898)	(187,159)	(99)
Contract terminations:
Surrender benefits	(321,180)	(398,385)	(369,401)	(10,816,852)	(2,350)
Death benefits	(41,343)	(14,615)	(34,755)	(862,953)	—
Increase (decrease) from contract transactions	2,801,663	(200,649)	471,948	(15,915,547)	7,997,356
Net assets at beginning of year	6,582,273	4,441,945	3,703,260	91,179,558	—
Net assets at end of year	$9,407,613	$4,455,184	$5,103,608	$95,186,872	$7,994,128

Accumulation unit activity
Units outstanding at beginning of year	6,047,388	2,514,030	2,373,209	38,517,793	—
Contract purchase payments	1,527,374	287,241	317,457	298,670	4,684,102
Net transfers(1)	1,310,955	(166,116)	186,742	(1,832,350)	3,269,528
Transfers for policy loans	(2,434)	(433)	272	18,141	—
Contract charges	(1,229)	(446)	(525)	(77,127)	(98)
Contract terminations:
Surrender benefits	(290,585)	(223,163)	(219,103)	(4,151,716)	(2,324)
Death benefits	(37,292)	(9,163)	(20,119)	(345,075)	—
Units outstanding at end of year	8,554,177	2,401,950	2,637,933	32,428,336	7,951,208

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Nov. 14, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

282	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	VP US Flex Gro, Cl 2(2)	VP US Flex Mod Gro, Cl 2(2)	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2
Operations
Investment income (loss) — net	$(92,580)	$(47,064)	$529,246	$(2,330,305)	$10,534
Net realized gain (loss) on sales of investments	68	32	(4,155,743)	(5,591,437)	1,227,470
Distributions from capital gains	—	—	18,025,341	73,725,747	799,921
Net change in unrealized appreciation or depreciation of investments	(23,753)	(42,234)	(19,090,846)	(35,098,344)	(189,349)
Net increase (decrease) in net assets resulting from operations	(116,265)	(89,266)	(4,692,002)	30,705,661	1,848,576

Contract transactions
Contract purchase payments	47,235,635	33,912,117	2,500,701	2,741,737	331,509
Net transfers(1)	111,078,838	50,463,579	(13,289,086)	(16,710,152)	294,791
Transfers for policy loans	—	—	56,737	37,382	14,943
Adjustments to net assets allocated to contracts in payment period	—	—	(74,343)	(48,701)	179,736
Contract charges	(106,574)	(36,528)	(225,366)	(239,219)	(20,632)
Contract terminations:
Surrender benefits	(43,626)	(72,146)	(27,983,846)	(33,649,385)	(2,653,989)
Death benefits	—	—	(1,575,042)	(2,407,711)	(439,437)
Increase (decrease) from contract transactions	158,164,273	84,267,022	(40,590,245)	(50,276,049)	(2,293,079)
Net assets at beginning of year	—	—	241,040,044	289,512,769	28,355,664
Net assets at end of year	$158,048,008	$84,177,756	$195,757,797	$269,942,381	$27,911,161

Accumulation unit activity
Units outstanding at beginning of year	—	—	94,009,881	105,481,027	13,760,204
Contract purchase payments	45,634,310	33,213,955	1,061,843	1,067,777	161,646
Net transfers(1)	107,462,230	49,473,438	(5,391,916)	(6,168,725)	146,966
Transfers for policy loans	—	—	18,805	12,189	7,109
Contract charges	(102,629)	(35,679)	(87,316)	(87,431)	(9,972)
Contract terminations:
Surrender benefits	(41,949)	(70,650)	(10,378,811)	(11,716,613)	(1,260,141)
Death benefits	—	—	(612,424)	(875,880)	(212,987)
Units outstanding at end of year	152,951,962	82,581,064	78,620,062	87,712,344	12,592,825

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

(2)	For the period Nov. 14, 2016 (commencement of operations) to Dec. 31, 2016.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	283

Statements of Changes in Net Assets

Year ended Dec. 31, 2016 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$702,792	$612,146	$(576,098)	$292,145
Net realized gain (loss) on sales of investments	(641,685)	2,117,806	(731,460)	(258,643)
Distributions from capital gains	2,805,230	5,589,390	5,876,067	—
Net change in unrealized appreciation or depreciation of investments	(2,265,770)	(2,514,781)	(1,043,118)	728,816
Net increase (decrease) in net assets resulting from operations	600,567	5,804,561	3,525,391	762,318

Contract transactions
Contract purchase payments	450,265	991,763	2,021,741	326,364
Net transfers(1)	(3,252,561)	(3,660,987)	(4,674,773)	397,809
Transfers for policy loans	31,623	22,069	14,613	467
Adjustments to net assets allocated to contracts in payment period	(7,897)	(19,676)	(4,340)	(1,064)
Contract charges	(50,989)	(36,030)	(33,396)	(2,802)
Contract terminations:
Surrender benefits	(4,237,748)	(5,344,217)	(6,490,613)	(812,185)
Death benefits	(385,551)	(620,210)	(391,158)	(3,899)
Increase (decrease) from contract transactions	(7,452,858)	(8,667,288)	(9,557,926)	(95,310)
Net assets at beginning of year	41,542,657	57,751,926	67,684,757	5,647,873
Net assets at end of year	$34,690,366	$54,889,199	$61,652,222	$6,314,881

Accumulation unit activity
Units outstanding at beginning of year	30,264,608	27,541,573	33,099,254	6,144,799
Contract purchase payments	352,885	471,155	1,074,420	325,393
Net transfers(1)	(2,453,705)	(1,705,665)	(2,427,645)	369,914
Transfers for policy loans	21,171	8,622	7,182	478
Contract charges	(41,327)	(16,466)	(16,644)	(2,850)
Contract terminations:
Surrender benefits	(3,125,332)	(2,423,000)	(3,189,657)	(814,343)
Death benefits	(288,128)	(301,380)	(206,125)	(3,974)
Units outstanding at end of year	24,730,172	23,574,839	28,340,785	6,019,417

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

284	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Account 10 (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life. The following is a list of each variable annuity product funded through the Account.

RiverSource® Retirement Advisor Variable Annuity (RAVA)

RiverSource® Retirement Advisor Variable Annuity – Band 3 (RAVA Band 3)*

RiverSource® Retirement Advisor Advantage Variable Annuity (RAVA Advantage)

RiverSource® Retirement Advisor Select Variable Annuity (RAVA Select)

RiverSource® Retirement Advisor Advantage Variable Annuity – Band 3 (RAVA Advantage Band 3)*

RiverSource® Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus)

RiverSource® Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus)

RiverSource® Retirement Advisor 4 Advantage® Variable Annuity (RAVA 4 Advantage)

RiverSource® Retirement Advisor 4 Select® Variable Annuity (RAVA 4 Select)

RiverSource® Retirement Advisor 4 Access® Variable Annuity (RAVA 4 Access)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed prior to April 30, 2012)

RiverSource® RAVA 5 Advantage® Variable Annuity (RAVA 5 Advantage) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Select® Variable Annuity (RAVA 5 Select) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® RAVA 5 Access® Variable Annuity (RAVA 5 Access) (Offered for contract applications signed on or after April 29, 2013)

RiverSource® Flexible Portfolio Annuity (FPA)

RiverSource® Retirement Group Annuity Contract I (Retirement GAC I)

RiverSource® Retirement Group Annuity Contract II (Retirement GAC II)

*	New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of Dec. 31, 2017, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	285

Division	Fund
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl I	American Century VP Value, Class I
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
CB Var Sm Cap Gro, Cl I	ClearBridge Variable Small Cap Growth Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 2	Columbia Variable Portfolio – Global Bond Fund (Class 2)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 2	Columbia Variable Portfolio – Mid Cap Value Fund (Class 2)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)(1) (previously Columbia Variable Portfolio – Select International Equity Fund (Class 2))
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3) (previously Columbia Variable Portfolio – Select International Equity Fund (Class 3))
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Eq, Cl 2	Columbia Variable Portfolio – U.S. Equities Fund (Class 2)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP AC Div Bond, Cl 2	CTIVPSM – American Century Diversified Bond Fund (Class 2) (previously Variable Portfolio – American Century Diversified Bond Fund (Class 2))
CTIVP AQR Man Fut Strategy, Cl 2	CTIVPSM – AQR Managed Futures Strategy Fund (Class 2) (previously Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2))
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 2) (previously Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 2))

286	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVPSM – BlackRock Global Inflation-Protected Securities Fund (Class 3) (previously Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3))
CTIVP CenterSquare Real Est, Cl 2	CTIVPSM – CenterSquare Real Estate Fund (Class 2) (previously Variable Portfolio – CenterSquare Real Estate Fund (Class 2))
CTIVP DFA Intl Val, Cl 2	CTIVPSM – DFA International Value Fund (Class 2) (previously Variable Portfolio – DFA International Value Fund (Class 2))
CTIVP EV Floating Rate Inc, Cl 2	CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2)(2) (previously Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2))
CTIVP Lazard Intl Eq Adv, Cl 2	CTIVPSM – Lazard International Equity Advantage Fund (Class 2) (previously Variable Portfolio – Lazard International Equity Advantage Fund (Class 2))
CTIVP Loomis Sayles Gro, Cl 1	CTIVPSM – Loomis Sayles Growth Fund (Class 1)(3),(4) (previously Variable Portfolio – Loomis Sayles Growth Fund (Class 1))
CTIVP Loomis Sayles Gro, Cl 2	CTIVPSM – Loomis Sayles Growth Fund (Class 2) (previously Variable Portfolio – Loomis Sayles Growth Fund (Class 2))
CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVPSM – Los Angeles Capital Large Cap Growth Fund (Class 2) (previously Variable Portfolio – Los Angeles Capital Large Cap Growth Fund (Class 2))
CTIVP MFS Blend Res Core Eq, Cl 2	CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 2) (previously Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 2))
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVPSM – MFS® Blended Research® Core Equity Fund (Class 3) (previously Variable Portfolio – MFS® Blended Research® Core Equity Fund (Class 3))
CTIVP MFS Val, Cl 2	CTIVPSM – MFS® Value Fund (Class 2) (previously Variable Portfolio – MFS® Value Fund (Class 2))
CTIVP MS Adv, Cl 2	CTIVPSM – Morgan Stanley Advantage Fund (Class 2) (previously Variable Portfolio – Morgan Stanley Advantage Fund (Class 2))
CTIVP Oppen Intl Gro, Cl 2	CTIVPSM – Oppenheimer International Growth Fund (Class 2) (previously Variable Portfolio – Oppenheimer International Growth Fund (Class 2))
CTIVP Pyramis Intl Eq, Cl 2	CTIVPSM – Pyramis® International Equity Fund (Class 2)(10) (previously Variable Portfolio – Pyramis® International Equity Fund (Class 2))
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVPSM – T. Rowe Price Large Cap Value Fund (Class 2) (previously Variable Portfolio – T. Rowe Price Large Cap Value Fund (Class 2))
CTIVP TCW Core Plus Bond, Cl 2	CTIVPSM – TCW Core Plus Bond Fund (Class 2) (previously Variable Portfolio – TCW Core Plus Bond Fund (Class 2))
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVPSM – Victory Sycamore Established Value Fund (Class 2) (previously Variable Portfolio – Victory Sycamore Established Value Fund (Class 2))
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVPSM – Victory Sycamore Established Value Fund (Class 3) (previously Variable Portfolio – Victory Sycamore Established Value Fund (Class 3))
CTIVP WF Short Duration Govt, Cl 2	CTIVPSM – Wells Fargo Short Duration Government Fund (Class 2) (previously Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2))
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVPSM – Westfield Mid Cap Growth Fund (Class 2) (previously Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2))
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B
Drey VIF Intl Eq, Serv	Dreyfus Variable Investment Fund International Equity Portfolio, Service Shares
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	287

Division	Fund
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Div Divd, Ser II	Invesco V.I. Diversified Dividend Fund, Series II Shares
Invesco VI Hlth, Ser II	Invesco V.I. Health Care Fund, Series II Shares (previously Invesco V.I. Global Health Care Fund, Series II Shares)
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy
Janus Henderson Enterprise, Serv	Janus Henderson Enterprise Portfolio: Service Shares (previously Janus Aspen Series Enterprise Portfolio: Service Shares)
Janus Henderson Flex Bond, Serv	Janus Henderson Flexible Bond Portfolio: Service Shares (previously Janus Aspen Series Flexible Bond Portfolio: Service Shares)
Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Allocation Portfolio – Moderate: Service Shares(5) (previously Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares)
Janus Henderson Global Tech, Serv	Janus Henderson Global Technology Portfolio: Service Shares (previously Janus Aspen Series Global Technology Portfolio: Service Shares)
Janus Henderson Overseas, Serv	Janus Henderson Overseas Portfolio: Service Shares (previously Janus Aspen Series Overseas Portfolio: Service Shares)
Janus Henderson Res, Serv	Janus Henderson Research Portfolio: Service Shares (previously Janus Aspen Series Research Portfolio: Service Shares)
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Intl Eq, Cl S	Neuberger Berman AMT International Equity Portfolio (Class S)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (previously Neuberger Berman AMT Socially Responsive Portfolio (Class S))
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St VA, Serv	Oppenheimer Main Street Fund®/VA, Service Shares(6),(7)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares (previously Putnam VT Multi-Cap Growth Fund – Class IA Shares)
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares (previously Putnam VT Multi-Cap Growth Fund – Class IB Shares)
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Col Wanger Intl Eq, Cl 2	Variable Portfolio – Columbia Wanger International Equities Fund (Class 2)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Risk, Cl 2	Variable Portfolio – Managed Risk Fund (Class 2)(8) (previously Columbia Variable Portfolio – Managed Risk Fund (Class 2))

288	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Fund
VP Man Risk US, Cl 2	Variable Portfolio – Managed Risk U.S. Fund (Class 2)(8) (previously Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2))
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2))
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2))
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2))
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2) (previously Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2))
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 2	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(9) (previously Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2))
VP US Flex Gro, Cl 2	Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(9) (previously Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2))
VP US Flex Mod Gro, Cl 2	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(9) (previously Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2))
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Index Asset Alloc, Cl 2	Wells Fargo VT Index Asset Allocation Fund – Class 2
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)

Columbia Variable Portfolio – International Opportunities Fund (Class 2) merged into Columbia Variable Portfolio – Overseas Core Fund (Class 2) (previously Columbia Variable Portfolio – Select International Equity Fund (Class 2)) on April 29, 2016.

(2)	CTIVPSM – Eaton Vance Floating-Rate Income Fund (Class 2) (previously Variable Portfolio – Eaton Vance Floating-Rate Income Fund (Class 2)) liquidated on April 27, 2018.
(3)

Variable Portfolio – Loomis Sayles Growth Fund II (Class 1) merged into CTIVPSM – Loomis Sayles Growth Fund (Class 1) (previously Variable Portfolio – Loomis Sayles Growth Fund (Class 1)) on April 29, 2016.

(4)	For the period April 29, 2016 (commencement of operations) to Dec. 31, 2016.
(5)

Janus Henderson Global Allocation Portfolio – Moderate: Service Shares (previously Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares) merged into Janus Henderson Balanced Portfolio: Service Shares on April 27, 2018.

(6)	Oppenheimer Equity Income Fund/VA, Service Shares merged into Oppenheimer Main Street Fund®/VA, Service Shares on April 28, 2017.
(7)	For the period April 28, 2017 (commencement of operations) to Dec. 31, 2017.
(8)	For the period Sept. 18, 2017 (commencement of operations) to Dec. 31, 2017.
(9)	For the period Nov. 14, 2016 (commencement of operations) to Dec. 31, 2016.
(10)	Effective May 21, 2018, CTIVPSM – Pyramis® International Equity Fund (Class 2) was renamed to CTIVPSM – AQR International Core Equity Fund (Class 2).

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as issuer of the contracts.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	289

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended Dec. 31, 2017.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life and may result in additional amounts being transferred into the variable annuity account by RiverSource Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
RAVA	0.75% to 0.95% (depending on the contract selected)
RAVA Band 3	0.55%
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)
RAVA Advantage Band 3	0.55%
RAVA Advantage Plus	0.55% to 0.95% (depending on the contract selected)
RAVA Select Plus	0.75% to 1.20% (depending on the contract selected)

290	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Product	Mortality and expense risk fee
RAVA 4 Advantage	0.85% to 1.05% (depending on the contract selected)
RAVA 4 Select	1.10% to 1.30% (depending on the contract selected)
RAVA 4 Access	1.25% to 1.45% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	0.95% to 1.50% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.30% to 1.75% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	1.45% to 1.90% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed prior to April 30, 2012)	0.85% to 1.40% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed prior to April 30, 2012)	1.20% to 1.65% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed prior to April 30, 2012)	1.35% to 1.80% (depending on the contract selected)
RAVA 5 Advantage (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.45% (depending on the contract selected)
RAVA 5 Select (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.70% (depending on the contract selected)
RAVA 5 Access (Offered for contract applications signed on or after April 29, 2013)	0.95% to 1.85% (depending on the contract selected)
FPA	1.25%
Retirement GAC I	0.60%
Retirement GAC II	0.95%

4.  CONTRACT CHARGES

RiverSource Life deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product’s prospectus.

5.  SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement(1)	Columbia Management Investment Services Corp.
Transfer and Dividend Disbursing Agent Agreement(2)	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

(1)	Effective July 1, 2017.
(2)	Eliminated effective July 1, 2017.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	291

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2017 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$2,158,021
AB VPS Global Thematic Gro, Cl B	1,852,414
AB VPS Gro & Inc, Cl B	10,156,385
AB VPS Intl Val, Cl B	4,635,240
AB VPS Lg Cap Gro, Cl B	16,631,812
ALPS Alerian Engy Infr, Class III	9,841,831
AC VP Intl, Cl I	371,192
AC VP Intl, Cl II	1,477,610
AC VP Mid Cap Val, Cl II	13,104,090
AC VP Ultra, Cl II	4,780,537
AC VP Val, Cl I	1,334,051
AC VP Val, Cl II	18,090,847
BlackRock Global Alloc, Cl III	13,322,735
Calvert VP SRI Bal, Cl I	1,470,797
CB Var Sm Cap Gro, Cl I	1,419,991
Col VP Bal, Cl 3	58,435,586
Col VP Commodity Strategy, Cl 2	1,989,639
Col VP Contrarian Core, Cl 2	18,507,240
Col VP Disciplined Core, Cl 2	3,242,231
Col VP Disciplined Core, Cl 3	1,342,615
Col VP Div Abs Return, Cl 2	685,583
Col VP Divd Opp, Cl 2	8,966,822
Col VP Divd Opp, Cl 3	3,089,968
Col VP Emerg Mkts Bond, Cl 2	6,984,264
Col VP Emer Mkts, Cl 2	16,127,876
Col VP Emer Mkts, Cl 3	7,067,922
Col VP Global Bond, Cl 2	1,559,148
Col VP Global Bond, Cl 3	2,902,036
Col VP Govt Money Mkt, Cl 2	26,256,190
Col VP Govt Money Mkt, Cl 3	32,547,780
Col VP Hi Yield Bond, Cl 2	13,040,457
Col VP Hi Yield Bond, Cl 3	19,761,477
Col VP Inc Opp, Cl 2	6,796,190
Col VP Inc Opp, Cl 3	15,548,881
Col VP Inter Bond, Cl 2	10,430,805
Col VP Inter Bond, Cl 3	23,942,211
Col VP Lg Cap Gro, Cl 2	7,557,707
Col VP Lg Cap Gro, Cl 3	3,007,400
Col VP Lg Cap Index, Cl 3	48,165,289
Col VP Limited Duration Cr, Cl 2	14,254,015
Col VP Long Govt/Cr Bond, Cl 2	4,281,952
Col VP Mid Cap Gro, Cl 2	3,246,511
Col VP Mid Cap Gro, Cl 3	1,629,455
Col VP Mid Cap Val, Cl 2	5,142,613
Col VP Mid Cap Val, Cl 3	945,612
Col VP Overseas Core, Cl 2	5,018,914
Col VP Overseas Core, Cl 3	3,613,983
Col VP Select Lg Cap Val, Cl 2	5,709,053
Col VP Select Lg Cap Val, Cl 3	7,417,480
Col VP Select Sm Cap Val, Cl 2	2,469,712
Col VP Select Sm Cap Val, Cl 3	1,433,879
Col VP Strategic Inc, Cl 2	15,600,540
Col VP US Eq, Cl 2	2,513,545
Col VP US Govt Mtge, Cl 2	4,058,638
Col VP US Govt Mtge, Cl 3	6,294,778
CS Commodity Return	3,417,194
CTIVP AC Div Bond, Cl 2	2,931,360
CTIVP AQR Man Fut Strategy, Cl 2	3,142,151

Division	Purchases
CTIVP BR Gl Infl Prot Sec, Cl 2	$5,601,134
CTIVP BR Gl Infl Prot Sec, Cl 3	10,494,448
CTIVP CenterSquare Real Est, Cl 2	5,465,801
CTIVP DFA Intl Val, Cl 2	7,000,143
CTIVP EV Floating Rate Inc, Cl 2	13,321,186
CTIVP Lazard Intl Eq Adv, Cl 2	10,275,298
CTIVP Loomis Sayles Gro, Cl 1	4,706,715
CTIVP Loomis Sayles Gro, Cl 2	8,802,277
CTIVP LA Capital Lg Cap Gro, Cl 2	2,634,263
CTIVP MFS Blend Res Core Eq, Cl 2	1,320,826
CTIVP MFS Blend Res Core Eq, Cl 3	881,101
CTIVP MFS Val, Cl 2	11,649,378
CTIVP MS Adv, Cl 2	1,714,733
CTIVP Oppen Intl Gro, Cl 2	11,213,673
CTIVP Pyramis Intl Eq, Cl 2	1,396,534
CTIVP T Rowe Price LgCap Val, Cl 2	5,289,197
CTIVP TCW Core Plus Bond, Cl 2	2,099,846
CTIVP Vty Sycamore Estb Val, Cl 2	10,931,957
CTIVP Vty Sycamore Estb Val, Cl 3	7,981,192
CTIVP WF Short Duration Govt, Cl 2	13,221,780
CTIVP Westfield Mid Cap Gro, Cl 2	3,647,680
Deutsche Alt Asset Alloc VIP, Cl B	2,380,417
Drey VIF Intl Eq, Serv	604,970
EV VT Floating-Rate Inc, Init Cl	11,753,240
Fid VIP Contrafund, Serv Cl 2	47,254,006
Fid VIP Gro & Inc, Serv Cl	2,096,717
Fid VIP Gro & Inc, Serv Cl 2	4,637,088
Fid VIP Mid Cap, Serv Cl	4,885,532
Fid VIP Mid Cap, Serv Cl 2	33,604,647
Fid VIP Overseas, Serv Cl	984,916
Fid VIP Overseas, Serv Cl 2	4,593,996
Fid VIP Strategic Inc, Serv Cl 2	49,651,805
Frank Global Real Est, Cl 2	4,507,514
Frank Inc, Cl 2	13,268,602
Frank Mutual Shares, Cl 2	12,504,873
Frank Sm Cap Val, Cl 2	18,803,802
GS VIT Mid Cap Val, Inst	9,629,078
GS VIT Multi-Strategy Alt, Advisor	1,443,240
GS VIT Sm Cap Eq Insights, Inst	1,208,156
GS VIT U.S. Eq Insights, Inst	17,365,601
Invesco VI Am Fran, Ser I	1,384,905
Invesco VI Am Fran, Ser II	6,141,457
Invesco VI Bal Risk Alloc, Ser II	15,315,343
Invesco VI Comstock, Ser II	10,946,169
Invesco VI Core Eq, Ser I	4,981,258
Invesco VI Div Divd, Ser I	4,675,846
Invesco VI Div Divd, Ser II	4,057,270
Invesco VI Hlth, Ser II	4,821,296
Invesco VI Intl Gro, Ser II	4,455,860
Invesco VI Mid Cap Gro, Ser I	1,595,270
Invesco VI Mid Cap Gro, Ser II	1,591,209
Invesco VI Tech, Ser I	2,757,604
Ivy VIP Asset Strategy	1,146,714
Janus Henderson Enterprise, Serv	1,789,912
Janus Henderson Flex Bond, Serv	11,315,616

292	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Division	Purchases
Janus Henderson Gbl Alloc Mod, Srv	$1,615,962
Janus Henderson Global Tech, Serv	2,828,355
Janus Henderson Overseas, Serv	767,018
Janus Henderson Res, Serv	2,981,181
Lazard Ret Global Dyn MA, Serv	3,549,638
MFS Mass Inv Gro Stock, Serv Cl	4,850,463
MFS New Dis, Serv Cl	921,598
MFS Utilities, Serv Cl	14,192,170
MS VIF Global Real Est, Cl II	2,513,335
MS VIF Mid Cap Gro, Cl II	4,900,955
NB AMT Intl Eq, Cl S	1,506,330
NB AMT Sus Eq, Cl S	2,210,950
NB AMT US Eq Index PW Strat, Cl S	1,001,959
Oppen Global VA, Serv	14,619,873
Oppen Global Strategic Inc VA, Srv	13,349,263
Oppen Main St VA, Serv	4,114,367
Oppen Main St Sm Cap VA, Serv	18,532,616
PIMCO VIT All Asset, Advisor Cl	8,089,660
PIMCO VIT Glb MA Man Alloc, Adv Cl	890,197
PIMCO VIT Tot Return, Advisor Cl	16,243,261
Put VT Global Hlth Care, Cl IB	3,184,401
Put VT Intl Eq, Cl IB	1,022,727
Put VT Sus Leaders, Cl IA	5,113,981
Put VT Sus Leaders, Cl IB	3,343,660
Royce Micro-Cap, Invest Cl	2,020,252
Temp Global Bond, Cl 2	9,323,196
Third Ave Val	371,318
VanEck VIP Global Gold, Cl S	4,887,607
VP Aggr, Cl 2	69,544,902
VP Aggr, Cl 4	16,673,638

Division	Purchases
VP Col Wanger Intl Eq, Cl 2	$10,943,018
VP Conserv, Cl 2	48,739,485
VP Conserv, Cl 4	36,490,916
VP Man Risk, Cl 2	17,044,753
VP Man Risk US, Cl 2	10,445,241
VP Man Vol Conserv, Cl 2	103,669,155
VP Man Vol Conserv Gro, Cl 2	100,637,886
VP Man Vol Gro, Cl 2	787,474,747
VP Man Vol Mod Gro, Cl 2	540,949,778
VP Mod, Cl 2	193,333,819
VP Mod, Cl 4	16,642,474
VP Mod Aggr, Cl 2	96,632,318
VP Mod Aggr, Cl 4	24,038,592
VP Mod Conserv, Cl 2	74,474,874
VP Mod Conserv, Cl 4	22,732,311
VP Ptnrs Core Bond, Cl 2	2,581,819
VP Ptnrs Sm Cap Gro, Cl 2	1,174,115
VP Ptnrs Sm Cap Val, Cl 2	1,916,731
VP Ptnrs Sm Cap Val, Cl 3	1,420,793
VP US Flex Conserv Gro, Cl 2	69,314,805
VP US Flex Gro, Cl 2	694,817,576
VP US Flex Mod Gro, Cl 2	542,872,955
Wanger Intl	9,141,891
Wanger USA	44,974,554
WF VT Index Asset Alloc, Cl 2	2,569,873
WF VT Intl Eq, Cl 2	5,647,808
WF VT Opp, Cl 2	7,799,868
WF VT Sm Cap Gro, Cl 2	9,685,101
WA Var Global Hi Yd Bond, Cl II	5,393,569

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$1.27	$1.91	$2.55	$2.23	$—
0.60%	1.27	—	—	—	2.24
0.75%	1.26	1.86	2.47	2.15	—
0.85%	1.25	1.86	2.21	1.05	2.69
0.95%	1.25	1.81	2.39	2.08	2.96
1.00%	1.25	1.80	2.58	2.15	—
1.05%	1.24	1.82	2.16	1.03	2.63
1.10%	1.24	1.81	2.14	1.02	2.61
1.15%	1.24	—	—	—	2.18
1.20%	1.23	1.76	2.50	2.09	2.90
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.23	1.78	2.11	1.00	2.57
1.30%	1.23	1.77	2.09	1.00	2.55
1.35%	1.23	—	—	—	2.87
1.40%	1.22	—	—	—	2.86
1.45%	1.22	1.74	2.06	0.98	2.51
1.50%	1.22	—	—	—	2.13
1.55%	1.21	—	—	—	2.83
1.60%	1.21	—	—	—	2.82
1.65%	1.21	—	—	—	2.81
1.70%	1.20	—	—	—	2.80
1.75%	1.20	—	—	—	2.79
1.80%	1.20	—	—	—	2.78
1.85%	1.20	—	—	—	2.09
1.90%	1.19	—	—	—	2.08

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	293

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$1.01	$1.88	$2.04	$2.34	$2.60
0.60%	1.01	—	—	—	—
0.75%	1.00	1.82	1.98	2.29	2.53
0.85%	1.00	—	—	2.81	2.62
0.95%	0.99	1.75	1.91	2.24	2.47
1.00%	0.99	—	2.20	2.23	2.46
1.05%	0.99	—	—	2.75	2.56
1.10%	0.99	—	—	2.73	2.55
1.15%	0.99	—	—	—	—
1.20%	0.98	—	2.13	2.18	2.40
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.98	—	—	2.69	2.51
1.30%	0.98	—	—	2.67	2.49
1.35%	0.98	—	—	—	—
1.40%	0.97	—	—	—	—
1.45%	0.97	—	—	2.62	2.45
1.50%	0.97	—	—	—	—
1.55%	0.97	—	—	—	—
1.60%	0.96	—	—	—	—
1.65%	0.96	—	—	—	—
1.70%	0.96	—	—	—	—
1.75%	0.96	—	—	—	—
1.80%	0.96	—	—	—	—
1.85%	0.95	—	—	—	—
1.90%	0.95	—	—	—	—

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	$3.66	$3.05	$1.37	$1.87	$2.38
0.60%	—	1.87	1.36	—	—
0.75%	3.53	2.95	1.35	1.80	2.33
0.85%	—	2.14	1.34	—	2.31
0.95%	3.40	2.85	1.34	1.74	2.28
1.00%	—	2.82	1.33	1.97	2.27
1.05%	—	2.09	1.33	—	2.26
1.10%	—	2.08	1.33	—	2.25
1.15%	—	1.83	1.32	—	—
1.20%	—	2.73	1.32	1.91	2.22
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.04	1.31	—	2.21
1.30%	—	2.03	1.31	—	2.20
1.35%	—	2.27	1.31	—	—
1.40%	—	2.26	1.30	—	—
1.45%	—	1.99	1.30	—	2.17
1.50%	—	1.79	1.30	—	—
1.55%	—	2.23	1.29	—	—
1.60%	—	2.22	1.29	—	—
1.65%	—	2.22	1.28	—	—
1.70%	—	2.21	1.28	—	—
1.75%	—	2.20	1.28	—	—
1.80%	—	2.19	1.27	—	—
1.85%	—	1.76	1.27	—	—
1.90%	—	1.75	1.27	—	—

294	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$2.27	$0.62	$1.82	$—	$1.97
0.60%	1.67	0.62	1.81	1.99	—
0.75%	2.19	0.62	1.80	—	1.90
0.85%	1.99	0.61	1.79	2.81	2.27
0.95%	2.11	0.61	1.78	2.79	1.83
1.00%	2.34	0.61	1.78	—	2.33
1.05%	1.94	0.61	1.77	2.77	2.22
1.10%	1.93	0.61	1.77	2.76	2.21
1.15%	1.63	0.60	1.77	1.94	—
1.20%	2.27	0.60	1.76	2.74	2.44
1.25%	—	—	—	—	—
1.25%	1.90	—	—	—	2.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3.15	—	—	—	2.89
1.25%	—	0.60	1.76	2.73	—
1.30%	1.89	0.60	1.75	2.72	2.16
1.35%	2.01	0.60	1.75	2.71	—
1.40%	2.01	0.60	1.74	2.70	—
1.45%	1.85	0.60	1.74	2.69	2.12
1.50%	1.59	0.59	1.74	1.90	—
1.55%	1.98	0.59	1.73	2.67	—
1.60%	1.98	0.59	1.73	2.66	—
1.65%	1.97	0.59	1.72	2.65	—
1.70%	1.96	0.59	1.72	2.64	—
1.75%	1.95	0.59	1.72	2.63	—
1.80%	1.95	0.59	1.71	2.62	—
1.85%	1.56	0.58	1.71	1.86	—
1.90%	1.56	0.58	1.70	1.85	—

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
0.55%	$0.90	$—	$3.13	$1.10	$—
0.60%	0.90	1.72	—	1.10	1.38
0.75%	0.90	—	3.04	1.09	—
0.85%	0.89	2.15	1.87	1.09	1.46
0.95%	0.89	2.13	2.93	1.08	1.45
1.00%	0.89	—	2.97	1.08	—
1.05%	0.88	2.12	1.83	1.08	1.44
1.10%	0.88	2.11	1.82	1.07	1.44
1.15%	0.88	1.68	—	1.07	1.34
1.20%	0.88	2.09	2.85	1.07	1.42
1.25%	—	—	2.78	—	—
1.25%	—	—	1.79	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.87	2.09	—	1.07	1.42
1.30%	0.87	2.08	1.78	1.06	1.41
1.35%	0.87	2.07	—	1.06	1.41
1.40%	0.87	2.06	—	1.06	1.40
1.45%	0.87	2.05	1.75	1.06	1.40
1.50%	0.86	1.65	—	1.05	1.31
1.55%	0.86	2.04	—	1.05	1.39
1.60%	0.86	2.03	—	1.05	1.38
1.65%	0.86	2.02	—	1.05	1.38
1.70%	0.86	2.02	—	1.04	1.37
1.75%	0.85	2.01	—	1.04	1.37
1.80%	0.85	2.00	—	1.04	1.36
1.85%	0.85	1.61	—	1.04	1.29
1.90%	0.85	1.61	—	1.03	1.28

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	295

Subaccount	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
0.55%	$3.40	$—	$1.78	$—	$1.19
0.60%	—	0.92	—	0.97	—
0.75%	3.23	—	1.72	—	1.15
0.85%	2.10	0.99	1.24	0.94	1.00
0.95%	3.12	0.98	1.65	0.93	1.11
1.00%	4.15	—	1.60	—	1.01
1.05%	2.05	0.97	1.21	0.93	0.98
1.10%	2.04	0.97	1.21	0.92	0.97
1.15%	—	0.89	—	0.94	—
1.20%	4.02	0.96	1.55	0.92	0.98
1.25%	2.52	—	—	—	—
1.25%	2.00	—	1.19	—	0.96
1.25%	—	—	—	—	—
1.25%	—	—	1.73	—	—
1.25%	—	—	—	—	1.19
1.25%	—	0.96	—	0.91	—
1.30%	1.99	0.96	1.18	0.91	0.95
1.35%	—	0.95	—	0.91	—
1.40%	—	0.95	—	0.90	—
1.45%	1.95	0.94	1.16	0.90	0.93
1.50%	—	0.88	—	0.92	—
1.55%	—	0.94	—	0.89	—
1.60%	—	0.93	—	0.89	—
1.65%	—	0.93	—	0.89	—
1.70%	—	0.93	—	0.88	—
1.75%	—	0.92	—	0.88	—
1.80%	—	0.92	—	0.88	—
1.85%	—	0.86	—	0.90	—
1.90%	—	0.86	—	0.90	—

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.55%	$—	$2.77	$—	$2.25	$—
0.60%	1.37	—	1.35	—	1.13
0.75%	—	2.67	—	2.19	—
0.85%	1.59	2.07	1.56	2.03	1.22
0.95%	1.58	2.57	1.54	2.13	1.21
1.00%	—	2.73	—	2.12	—
1.05%	1.57	2.02	1.53	1.98	1.20
1.10%	1.56	2.01	1.53	1.97	1.20
1.15%	1.32	—	1.30	—	1.10
1.20%	1.55	2.65	1.52	2.06	1.19
1.25%	—	—	—	—	—
1.25%	—	1.98	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.81	—	—	—
1.25%	—	—	—	—	—
1.25%	1.55	—	1.51	1.94	1.18
1.30%	1.54	1.97	1.50	1.92	1.18
1.35%	1.53	—	1.50	—	1.17
1.40%	1.53	—	1.49	—	1.17
1.45%	1.52	1.93	1.49	1.89	1.16
1.50%	1.30	—	1.28	—	1.08
1.55%	1.51	—	1.48	—	1.16
1.60%	1.50	—	1.47	—	1.15
1.65%	1.50	—	1.47	—	1.15
1.70%	1.49	—	1.46	—	1.14
1.75%	1.49	—	1.46	—	1.14
1.80%	1.48	—	1.45	—	1.14
1.85%	1.27	—	1.25	—	1.05
1.90%	1.27	—	1.25	—	1.05

296	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
0.55%	$2.01	$—	$1.55	$2.16	$0.98
0.60%	—	2.06	—	2.02	1.06
0.75%	1.93	—	1.51	2.10	0.97
0.85%	1.50	2.75	2.32	2.38	1.10
0.95%	1.87	2.73	1.46	2.03	1.09
1.00%	1.63	—	2.35	2.66	0.96
1.05%	1.46	2.71	2.27	2.32	1.08
1.10%	1.46	2.70	2.26	2.31	1.08
1.15%	—	2.00	—	1.97	1.03
1.20%	1.58	2.68	2.28	2.57	1.07
1.25%	—	—	—	—	—
1.25%	1.43	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.98	—	—	—	—
1.25%	—	2.67	2.22	2.27	1.06
1.30%	1.42	2.66	2.20	2.25	1.06
1.35%	—	2.65	—	2.56	1.06
1.40%	—	2.64	—	2.55	1.05
1.45%	1.40	2.63	2.17	2.22	1.05
1.50%	—	1.96	—	1.93	1.01
1.55%	—	2.61	—	2.52	1.04
1.60%	—	2.60	—	2.51	1.04
1.65%	—	2.59	—	2.50	1.03
1.70%	—	2.58	—	2.49	1.03
1.75%	—	2.57	—	2.48	1.02
1.80%	—	2.56	—	2.47	1.02
1.85%	—	1.92	—	1.89	0.99
1.90%	—	1.91	—	1.89	0.99

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
0.55%	$1.12	$—	$2.68	$—	$2.78
0.60%	1.12	1.72	—	1.90	—
0.75%	1.11	—	2.55	—	2.70
0.85%	1.10	2.09	2.18	2.43	2.14
0.95%	1.10	2.07	2.47	2.41	2.63
1.00%	1.10	—	2.53	—	2.61
1.05%	1.09	2.06	2.13	2.39	2.09
1.10%	1.09	2.05	2.12	2.39	2.08
1.15%	1.09	1.67	—	1.86	—
1.20%	1.09	2.03	2.45	2.37	2.55
1.25%	—	—	—	—	—
1.25%	—	—	2.08	—	—
1.25%	—	—	1.90	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.08	2.03	—	2.36	2.05
1.30%	1.08	2.02	2.07	2.35	2.03
1.35%	1.08	2.01	—	2.34	—
1.40%	1.08	2.00	—	2.33	—
1.45%	1.07	2.00	2.03	2.32	2.00
1.50%	1.07	1.64	—	1.82	—
1.55%	1.07	1.98	—	2.31	—
1.60%	1.07	1.97	—	2.30	—
1.65%	1.06	1.97	—	2.29	—
1.70%	1.06	1.96	—	2.28	—
1.75%	1.06	1.95	—	2.27	—
1.80%	1.06	1.94	—	2.27	—
1.85%	1.05	1.61	—	1.79	—
1.90%	1.05	1.60	—	1.78	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	297

Subaccount	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
0.55%	$—	$1.51	$—	$2.87	$—
0.60%	1.41	—	2.06	—	1.89
0.75%	—	1.46	—	2.79	—
0.85%	1.61	1.51	2.76	2.39	2.49
0.95%	1.60	1.41	2.74	2.71	2.47
1.00%	—	2.20	—	2.69	—
1.05%	1.59	1.48	2.72	2.33	2.46
1.10%	1.58	1.47	2.71	2.32	2.45
1.15%	1.40	—	2.03	—	1.86
1.20%	1.57	2.13	2.69	2.62	2.43
1.25%	—	—	—	—	—
1.25%	—	1.44	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.86	—	—	—
1.25%	1.57	—	2.68	2.28	2.42
1.30%	1.56	1.44	2.67	2.27	2.41
1.35%	1.55	—	2.66	—	2.40
1.40%	1.55	—	2.65	—	2.39
1.45%	1.54	1.41	2.64	2.23	2.38
1.50%	1.38	—	1.99	—	1.82
1.55%	1.53	—	2.62	—	2.37
1.60%	1.52	—	2.61	—	2.36
1.65%	1.52	—	2.60	—	2.35
1.70%	1.51	—	2.59	—	2.34
1.75%	1.51	—	2.58	—	2.33
1.80%	1.50	—	2.57	—	2.32
1.85%	1.35	—	1.95	—	1.79
1.90%	1.35	—	1.95	—	1.78

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$3.67	$—	$—	$—	$1.54
0.60%	—	1.22	1.66	1.08	—
0.75%	3.56	—	—	—	1.47
0.85%	2.18	1.18	2.32	1.07	1.20
0.95%	3.43	1.17	2.30	1.06	1.42
1.00%	3.29	—	—	—	1.24
1.05%	2.13	1.17	2.28	1.06	1.17
1.10%	2.12	1.16	2.28	1.05	1.17
1.15%	—	1.19	1.63	1.05	—
1.20%	3.18	1.15	2.26	1.04	1.20
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.09	1.15	2.25	1.04	1.15
1.30%	2.07	1.15	2.24	1.04	1.14
1.35%	—	1.14	2.23	1.03	—
1.40%	—	1.14	2.23	1.03	—
1.45%	2.04	1.14	2.22	1.02	1.12
1.50%	—	1.16	1.60	1.02	—
1.55%	—	1.13	2.20	1.02	—
1.60%	—	1.12	2.19	1.01	—
1.65%	—	1.12	2.19	1.01	—
1.70%	—	1.12	2.18	1.01	—
1.75%	—	1.11	2.17	1.00	—
1.80%	—	1.11	2.16	1.00	—
1.85%	—	1.14	1.56	1.00	—
1.90%	—	1.14	1.56	1.00	—

298	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
0.55%	$0.54	$—	$1.00	$—	$1.56
0.60%	—	1.12	1.00	1.14	—
0.75%	0.53	—	0.99	—	1.52
0.85%	0.54	1.18	0.99	1.24	1.48
0.95%	0.51	1.17	0.98	1.24	1.48
1.00%	0.51	—	0.98	—	1.48
1.05%	0.53	1.16	0.98	1.23	1.44
1.10%	0.53	1.16	0.97	1.22	1.44
1.15%	—	1.08	0.97	1.10	—
1.20%	0.50	1.15	0.97	1.21	1.44
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.52	1.15	0.97	1.21	1.41
1.30%	0.52	1.14	0.97	1.20	1.40
1.35%	—	1.14	0.96	1.20	—
1.40%	—	1.13	0.96	1.19	—
1.45%	0.51	1.13	0.96	1.19	1.38
1.50%	—	1.06	0.96	1.08	—
1.55%	—	1.12	0.95	1.18	—
1.60%	—	1.12	0.95	1.18	—
1.65%	—	1.11	0.95	1.17	—
1.70%	—	1.11	0.95	1.17	—
1.75%	—	1.10	0.95	1.16	—
1.80%	—	1.10	0.94	1.16	—
1.85%	—	1.04	0.94	1.06	—
1.90%	—	1.04	0.94	1.06	—

Subaccount	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP EV Floating Rate Inc, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
0.55%	$—	$—	$—	$1.27	$1.40
0.60%	1.41	1.38	1.18	1.27	—
0.75%	—	—	—	1.26	1.40
0.85%	1.70	1.44	1.26	1.26	1.40
0.95%	1.69	1.43	1.25	1.25	1.39
1.00%	—	—	—	1.25	1.39
1.05%	1.68	1.42	1.24	1.24	1.39
1.10%	1.67	1.41	1.24	1.24	1.39
1.15%	1.39	1.39	1.14	1.24	—
1.20%	1.66	1.40	1.23	1.23	1.39
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.65	1.40	1.22	1.23	1.39
1.30%	1.65	1.39	1.22	1.23	1.38
1.35%	1.64	1.39	1.21	1.23	—
1.40%	1.63	1.38	1.21	1.22	—
1.45%	1.63	1.38	1.20	1.22	1.38
1.50%	1.36	1.37	1.11	1.22	—
1.55%	1.62	1.37	1.20	1.22	—
1.60%	1.61	1.36	1.19	1.21	—
1.65%	1.60	1.36	1.19	1.21	—
1.70%	1.60	1.35	1.18	1.21	—
1.75%	1.59	1.35	1.18	1.20	—
1.80%	1.59	1.34	1.17	1.20	—
1.85%	1.33	1.34	1.09	1.20	—
1.90%	1.33	1.33	1.09	1.20	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	299

Subaccount	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP MFS Val, Cl 2
0.55%	$—	$—	$—	$1.95	$—
0.60%	2.13	1.89	1.82	—	1.96
0.75%	—	—	—	1.90	—
0.85%	2.89	2.65	2.21	1.93	2.48
0.95%	2.87	2.63	2.19	1.85	2.47
1.00%	—	—	—	1.84	—
1.05%	2.85	2.61	2.18	1.89	2.45
1.10%	2.84	2.61	2.17	1.88	2.44
1.15%	2.07	1.82	1.78	—	1.92
1.20%	2.82	2.59	2.15	1.80	2.42
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.81	2.58	2.14	1.84	2.41
1.30%	2.79	2.57	2.14	1.83	2.40
1.35%	2.78	2.56	2.13	—	2.39
1.40%	2.77	2.55	2.12	—	2.38
1.45%	2.76	2.54	2.11	1.80	2.37
1.50%	2.03	1.78	1.74	—	1.89
1.55%	2.74	2.52	2.10	—	2.36
1.60%	2.73	2.51	2.09	—	2.35
1.65%	2.72	2.50	2.08	—	2.34
1.70%	2.71	2.49	2.07	—	2.33
1.75%	2.70	2.48	2.07	—	2.32
1.80%	2.69	2.47	2.06	—	2.31
1.85%	1.99	1.75	1.71	—	1.85
1.90%	1.98	1.74	1.70	—	1.84

Subaccount	CTIVP MS Adv, Cl 2	CTIVP Oppen Intl Gro, Cl 2	CTIVP Pyramis Intl Eq, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2
0.55%	$—	$—	$—	$—	$—
0.60%	1.90	1.43	1.37	1.71	1.06
0.75%	—	—	—	—	—
0.85%	2.59	1.66	1.53	2.20	1.09
0.95%	2.57	1.64	1.52	2.19	1.08
1.00%	—	—	—	—	—
1.05%	2.55	1.63	1.51	2.17	1.08
1.10%	2.54	1.63	1.50	2.16	1.07
1.15%	1.83	1.41	1.37	1.68	1.02
1.20%	2.52	1.61	1.49	2.15	1.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.51	1.61	1.49	2.14	1.06
1.30%	2.50	1.60	1.48	2.13	1.06
1.35%	2.49	1.60	1.48	2.12	1.05
1.40%	2.48	1.59	1.47	2.12	1.05
1.45%	2.47	1.58	1.47	2.11	1.04
1.50%	1.79	1.38	1.34	1.65	1.00
1.55%	2.46	1.57	1.46	2.09	1.04
1.60%	2.45	1.57	1.45	2.08	1.03
1.65%	2.44	1.56	1.44	2.08	1.03
1.70%	2.43	1.56	1.44	2.07	1.03
1.75%	2.42	1.55	1.43	2.06	1.02
1.80%	2.41	1.54	1.43	2.05	1.02
1.85%	1.76	1.36	1.32	1.61	0.98
1.90%	1.75	1.35	1.31	1.61	0.98

300	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B
0.55%	$—	$3.18	$1.00	$—	$1.07
0.60%	2.12	—	0.99	1.68	1.06
0.75%	—	3.09	0.99	—	1.05
0.85%	2.68	2.62	1.00	2.27	1.05
0.95%	2.66	3.00	0.99	2.26	1.04
1.00%	—	2.98	0.98	—	1.04
1.05%	2.64	2.56	0.98	2.24	1.04
1.10%	2.63	2.54	0.98	2.23	1.03
1.15%	2.08	—	0.96	1.63	1.03
1.20%	2.61	2.90	0.97	2.21	1.03
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.60	2.50	0.97	2.21	1.02
1.30%	2.59	2.48	0.97	2.20	1.02
1.35%	2.58	—	0.96	2.19	1.02
1.40%	2.57	—	0.96	2.18	1.02
1.45%	2.56	2.44	0.95	2.17	1.01
1.50%	2.04	—	0.94	1.60	1.01
1.55%	2.54	—	0.95	2.16	1.01
1.60%	2.53	—	0.94	2.15	1.00
1.65%	2.52	—	0.94	2.14	1.00
1.70%	2.51	—	0.94	2.13	1.00
1.75%	2.50	—	0.93	2.13	0.99
1.80%	2.50	—	0.93	2.12	0.99
1.85%	2.00	—	0.92	1.57	0.99
1.90%	1.99	—	0.92	1.57	0.99

Subaccount	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
0.55%	$—	$1.45	$2.25	$2.45	$2.63
0.60%	—	—	1.89	—	—
0.75%	—	1.42	2.20	2.36	2.55
0.85%	1.43	1.40	2.31	—	—
0.95%	—	1.39	2.15	2.28	2.47
1.00%	—	1.38	2.14	—	2.55
1.05%	1.40	1.37	2.26	—	—
1.10%	1.39	1.36	2.25	—	—
1.15%	—	—	1.85	—	—
1.20%	—	1.35	2.09	—	2.47
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.37	1.34	2.21	—	—
1.30%	1.36	1.33	2.20	—	—
1.35%	—	—	2.37	—	—
1.40%	—	—	2.37	—	—
1.45%	1.34	1.31	2.16	—	—
1.50%	—	—	1.81	—	—
1.55%	—	—	2.34	—	—
1.60%	—	—	2.33	—	—
1.65%	—	—	2.32	—	—
1.70%	—	—	2.31	—	—
1.75%	—	—	2.30	—	—
1.80%	—	—	2.30	—	—
1.85%	—	—	1.78	—	—
1.90%	—	—	1.77	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	301

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
0.55%	$7.48	$4.79	$1.84	$2.20	$1.14
0.60%	—	1.86	—	—	1.13
0.75%	7.21	4.64	1.78	2.13	1.13
0.85%	—	2.43	—	1.49	1.12
0.95%	6.95	4.49	1.71	2.06	1.11
1.00%	—	4.32	—	2.28	1.11
1.05%	—	2.37	—	1.46	1.11
1.10%	—	2.36	—	1.45	1.11
1.15%	—	1.82	—	—	1.10
1.20%	—	4.19	—	2.21	1.10
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.32	—	1.43	1.10
1.30%	—	2.31	—	1.42	1.10
1.35%	—	2.20	—	—	1.09
1.40%	—	2.19	—	—	1.09
1.45%	—	2.27	—	1.39	1.09
1.50%	—	1.79	—	—	1.09
1.55%	—	2.17	—	—	1.08
1.60%	—	2.16	—	—	1.08
1.65%	—	2.15	—	—	1.08
1.70%	—	2.15	—	—	1.08
1.75%	—	2.14	—	—	1.07
1.80%	—	2.13	—	—	1.07
1.85%	—	1.75	—	—	1.07
1.90%	—	1.75	—	—	1.07

Subaccount	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
0.55%	$3.20	$1.28	$2.44	$5.28	$5.29
0.60%	—	1.27	1.66	1.88	—
0.75%	3.08	1.27	2.36	5.09	5.10
0.85%	1.15	1.26	1.76	2.24	—
0.95%	2.97	1.25	2.28	4.91	4.92
1.00%	2.21	1.25	2.39	3.71	3.61
1.05%	1.12	1.25	1.72	2.19	—
1.10%	1.12	1.24	1.71	2.18	—
1.15%	—	1.24	1.63	1.85	—
1.20%	2.14	1.24	2.32	3.59	3.50
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.09	1.24	1.69	2.15	—
1.30%	1.09	1.23	1.67	2.13	—
1.35%	—	1.23	1.89	2.47	—
1.40%	—	1.23	1.88	2.46	—
1.45%	1.06	1.22	1.65	2.10	—
1.50%	—	1.22	1.60	1.81	—
1.55%	—	1.22	1.86	2.43	—
1.60%	—	1.22	1.85	2.42	—
1.65%	—	1.21	1.85	2.41	—
1.70%	—	1.21	1.84	2.40	—
1.75%	—	1.21	1.83	2.40	—
1.80%	—	1.20	1.83	2.39	—
1.85%	—	1.20	1.57	1.78	—
1.90%	—	1.20	1.56	1.77	—

302	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
0.55%	$0.96	$3.82	$2.46	$1.96	$1.94
0.60%	0.95	—	—	—	—
0.75%	0.95	3.68	2.37	1.94	1.91
0.85%	0.95	—	2.28	—	1.90
0.95%	0.94	3.55	2.29	1.92	1.89
1.00%	0.94	—	2.75	—	1.89
1.05%	0.94	—	2.23	—	1.88
1.10%	0.94	—	2.22	—	1.88
1.15%	0.94	—	—	—	—
1.20%	0.93	—	2.66	—	1.87
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.93	—	2.18	—	1.86
1.30%	0.93	—	2.17	—	1.86
1.35%	0.93	—	—	—	—
1.40%	0.93	—	—	—	—
1.45%	0.93	—	2.13	—	1.84
1.50%	0.92	—	—	—	—
1.55%	0.92	—	—	—	—
1.60%	0.92	—	—	—	—
1.65%	0.92	—	—	—	—
1.70%	0.92	—	—	—	—
1.75%	0.92	—	—	—	—
1.80%	0.91	—	—	—	—
1.85%	0.91	—	—	—	—
1.90%	0.91	—	—	—	—

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
0.55%	$1.19	$2.69	$—	$1.99	$—
0.60%	1.19	—	—	—	—
0.75%	1.18	2.61	—	1.96	—
0.85%	1.18	2.14	—	—	1.92
0.95%	1.17	2.54	—	1.93	—
1.00%	1.17	2.52	—	1.93	—
1.05%	1.17	2.09	—	—	1.89
1.10%	1.16	2.08	—	—	1.89
1.15%	1.16	—	—	—	—
1.20%	1.16	2.45	—	1.90	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.15	2.04	3.42	—	1.87
1.30%	1.15	2.03	—	—	1.86
1.35%	1.15	—	—	—	—
1.40%	1.15	—	—	—	—
1.45%	1.14	2.00	—	—	1.84
1.50%	1.14	—	—	—	—
1.55%	1.14	—	—	—	—
1.60%	1.14	—	—	—	—
1.65%	1.13	—	—	—	—
1.70%	1.13	—	—	—	—
1.75%	1.13	—	—	—	—
1.80%	1.13	—	—	—	—
1.85%	1.12	—	—	—	—
1.90%	1.12	—	—	—	—

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	303

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.55%	$2.25	$2.04	$1.76	$1.74	$1.82
0.60%	—	—	—	—	—
0.75%	2.20	1.99	1.74	1.72	1.77
0.85%	2.31	1.76	—	1.71	—
0.95%	2.15	1.95	1.72	1.70	1.71
1.00%	2.14	1.93	1.72	1.70	1.99
1.05%	2.25	1.72	—	1.69	—
1.10%	2.24	1.71	—	1.69	—
1.15%	—	—	—	—	—
1.20%	2.09	1.89	1.70	1.68	1.93
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.20	1.68	—	1.67	—
1.30%	2.19	1.67	—	1.67	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	2.15	1.64	—	1.65	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—

Subaccount	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv
0.55%	$1.18	$1.79	$1.07	$1.40	$1.51
0.60%	1.18	—	1.06	1.40	—
0.75%	1.17	1.73	1.06	1.38	1.46
0.85%	1.16	—	1.05	1.38	—
0.95%	1.16	1.67	1.05	1.37	1.41
1.00%	1.16	—	1.04	1.36	3.59
1.05%	1.15	—	1.04	1.36	—
1.10%	1.15	—	1.04	1.36	—
1.15%	1.15	—	1.04	1.35	—
1.20%	1.14	—	1.03	1.35	3.47
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.14	—	1.03	1.35	—
1.30%	1.14	—	1.03	1.34	—
1.35%	1.14	—	1.03	1.34	—
1.40%	1.13	—	1.02	1.33	—
1.45%	1.13	—	1.02	1.33	—
1.50%	1.13	—	1.02	1.33	—
1.55%	1.13	—	1.02	1.32	—
1.60%	1.12	—	1.01	1.32	—
1.65%	1.12	—	1.01	1.32	—
1.70%	1.12	—	1.01	1.31	—
1.75%	1.12	—	1.01	1.31	—
1.80%	1.11	—	1.01	1.30	—
1.85%	1.11	—	1.00	1.30	—
1.90%	1.11	—	1.00	1.30	—

304	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.55%	$1.50	$2.07	$1.40	$1.31	$2.47
0.60%	—	1.93	1.40	—	—
0.75%	1.45	2.02	1.39	1.31	2.38
0.85%	—	2.00	1.38	1.30	—
0.95%	1.40	1.98	1.38	1.30	2.30
1.00%	2.46	1.97	1.37	1.30	2.72
1.05%	—	1.96	1.37	1.30	—
1.10%	—	1.95	1.37	1.29	—
1.15%	—	1.88	1.36	—	—
1.20%	2.38	1.93	1.36	1.29	2.64
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.92	1.36	1.29	—
1.30%	—	1.91	1.35	1.29	—
1.35%	—	2.34	1.35	—	—
1.40%	—	2.33	1.35	—	—
1.45%	—	1.88	1.34	1.28	—
1.50%	—	1.84	1.34	—	—
1.55%	—	2.31	1.34	—	—
1.60%	—	2.30	1.33	—	—
1.65%	—	2.29	1.33	—	—
1.70%	—	2.28	1.33	—	—
1.75%	—	2.27	1.33	—	—
1.80%	—	2.26	1.32	—	—
1.85%	—	1.80	1.32	—	—
1.90%	—	1.80	1.32	—	—

Subaccount	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S
0.55%	$3.59	$1.55	$2.12	$1.34	$—
0.60%	1.53	—	1.49	—	1.89
0.75%	3.47	1.51	2.07	1.30	—
0.85%	2.39	1.57	2.24	1.45	2.27
0.95%	3.36	1.48	2.02	1.27	2.32
1.00%	4.17	1.47	2.01	1.27	—
1.05%	2.34	1.53	2.19	1.42	2.22
1.10%	2.33	1.52	2.17	1.41	2.21
1.15%	1.49	—	1.46	—	1.85
1.20%	4.04	1.44	1.96	1.24	2.28
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.29	1.50	2.14	1.39	2.17
1.30%	2.27	1.49	2.13	1.38	2.16
1.35%	1.89	—	1.92	—	2.25
1.40%	1.88	—	1.91	—	2.25
1.45%	2.23	1.46	2.09	1.36	2.12
1.50%	1.46	—	1.43	—	1.81
1.55%	1.86	—	1.89	—	2.22
1.60%	1.85	—	1.88	—	2.21
1.65%	1.84	—	1.88	—	2.20
1.70%	1.84	—	1.87	—	2.20
1.75%	1.83	—	1.86	—	2.19
1.80%	1.82	—	1.86	—	2.18
1.85%	1.43	—	1.40	—	1.78
1.90%	1.43	—	1.40	—	1.77

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	305

Subaccount	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA, Serv	Oppen Main St Sm Cap VA, Serv
0.55%	$0.98	$2.98	$1.78	$—	$3.16
0.60%	0.98	1.88	1.07	—	1.97
0.75%	0.97	2.90	1.73	—	3.08
0.85%	0.97	2.19	1.60	1.08	2.35
0.95%	0.96	2.82	1.68	—	2.99
1.00%	0.96	2.80	1.67	—	2.97
1.05%	0.96	2.14	1.56	1.08	2.29
1.10%	0.96	2.13	1.56	1.08	2.28
1.15%	0.96	1.87	1.04	—	1.92
1.20%	0.96	2.72	1.63	—	2.89
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.95	2.10	1.53	1.08	2.24
1.30%	0.95	2.08	1.52	1.08	2.23
1.35%	0.95	2.18	1.03	—	2.53
1.40%	0.95	2.17	1.03	—	2.52
1.45%	0.95	2.05	1.49	1.08	2.19
1.50%	0.95	1.83	1.02	—	1.89
1.55%	0.94	2.15	1.02	—	2.49
1.60%	0.94	2.14	1.02	—	2.48
1.65%	0.94	2.13	1.02	—	2.47
1.70%	0.94	2.13	1.01	—	2.46
1.75%	0.94	2.12	1.01	—	2.45
1.80%	0.94	2.11	1.01	—	2.44
1.85%	0.93	1.79	1.01	—	1.85
1.90%	0.93	1.79	1.00	—	1.84

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
0.55%	$1.68	$1.15	$1.06	$2.71	$1.93
0.60%	1.22	1.14	1.06	—	—
0.75%	1.64	1.13	1.05	2.62	1.87
0.85%	1.66	1.13	1.04	—	—
0.95%	1.60	1.12	1.04	2.54	1.81
1.00%	1.59	1.12	1.04	2.62	1.97
1.05%	1.62	1.11	1.04	—	—
1.10%	1.62	1.11	1.03	—	—
1.15%	1.19	1.11	1.03	—	—
1.20%	1.56	1.10	1.03	2.54	1.91
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.59	1.10	1.03	—	—
1.30%	1.58	1.10	1.02	—	—
1.35%	1.32	1.09	1.02	—	—
1.40%	1.32	1.09	1.02	—	—
1.45%	1.55	1.09	1.02	—	—
1.50%	1.17	1.08	1.01	—	—
1.55%	1.30	1.08	1.01	—	—
1.60%	1.30	1.08	1.01	—	—
1.65%	1.29	1.08	1.01	—	—
1.70%	1.29	1.07	1.00	—	—
1.75%	1.28	1.07	1.00	—	—
1.80%	1.28	1.07	1.00	—	—
1.85%	1.14	1.06	1.00	—	—
1.90%	1.14	1.06	0.99	—	—

306	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave Val
0.55%	$—	$2.60	$4.73	$0.98	$4.07
0.60%	—	—	—	0.98	—
0.75%	—	2.56	4.56	0.97	3.93
0.85%	—	—	—	0.97	—
0.95%	—	2.52	4.40	0.96	3.79
1.00%	—	2.51	—	0.96	—
1.05%	—	—	—	0.96	—
1.10%	—	—	—	0.96	—
1.15%	—	—	—	0.96	—
1.20%	—	2.48	—	0.95	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3.25	—	—	0.95	—
1.30%	—	—	—	0.95	—
1.35%	—	—	—	0.95	—
1.40%	—	—	—	0.94	—
1.45%	—	—	—	0.94	—
1.50%	—	—	—	0.94	—
1.55%	—	—	—	0.94	—
1.60%	—	—	—	0.94	—
1.65%	—	—	—	0.93	—
1.70%	—	—	—	0.93	—
1.75%	—	—	—	0.93	—
1.80%	—	—	—	0.93	—
1.85%	—	—	—	0.92	—
1.90%	—	—	—	0.92	—

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2
0.55%	$0.88	$1.90	$1.90	$—	$1.33
0.60%	0.88	1.58	—	1.54	1.19
0.75%	0.88	1.87	1.87	—	1.31
0.85%	0.87	1.86	1.86	1.80	1.30
0.95%	0.87	1.84	1.84	1.79	1.29
1.00%	0.87	1.83	1.84	—	1.29
1.05%	0.86	1.83	1.83	1.77	1.28
1.10%	0.86	1.82	1.82	1.77	1.28
1.15%	0.86	1.54	—	1.52	1.16
1.20%	0.86	1.81	1.81	1.75	1.27
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.86	1.80	1.80	1.75	1.26
1.30%	0.85	1.79	1.79	1.74	1.26
1.35%	0.85	1.86	—	1.73	1.26
1.40%	0.85	1.85	—	1.73	1.26
1.45%	0.85	1.77	1.77	1.72	1.24
1.50%	0.85	1.51	—	1.49	1.14
1.55%	0.84	1.83	—	1.71	1.24
1.60%	0.84	1.82	—	1.70	1.24
1.65%	0.84	1.82	—	1.70	1.23
1.70%	0.84	1.81	—	1.69	1.23
1.75%	0.84	1.80	—	1.68	1.22
1.80%	0.83	1.80	—	1.68	1.22
1.85%	0.83	1.48	—	1.46	1.11
1.90%	0.83	1.48	—	1.46	1.11

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	307

Subaccount	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
0.55%	$1.33	$1.04	$1.04	$1.12	$1.17
0.60%	—	1.04	1.04	1.09	1.12
0.75%	1.31	1.04	1.04	1.11	1.16
0.85%	1.30	1.04	1.04	1.11	1.15
0.95%	1.29	1.04	1.04	1.12	1.18
1.00%	1.29	1.03	1.04	1.10	1.14
1.05%	1.28	1.03	1.04	1.11	1.18
1.10%	1.28	1.03	1.04	1.11	1.18
1.15%	—	1.03	1.04	1.10	1.17
1.20%	1.27	1.03	1.04	1.10	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.26	1.03	1.04	1.09	1.13
1.30%	1.26	1.03	1.04	1.10	1.16
1.35%	—	1.03	1.04	1.09	1.16
1.40%	—	1.03	1.04	1.09	1.16
1.45%	1.24	1.03	1.04	1.09	1.16
1.50%	—	1.03	1.04	1.09	1.15
1.55%	—	1.03	1.04	1.08	1.15
1.60%	—	1.03	1.04	1.08	1.15
1.65%	—	1.03	1.04	1.08	1.15
1.70%	—	1.03	1.04	1.08	1.14
1.75%	—	1.03	1.04	1.07	1.14
1.80%	—	1.03	1.04	1.07	1.14
1.85%	—	1.03	1.04	1.07	1.13
1.90%	—	1.03	1.04	1.07	1.13

Subaccount	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	$1.24	$1.21	$1.62	$1.62	$1.76
0.60%	1.16	1.14	1.38	—	1.47
0.75%	1.23	1.20	1.59	1.59	1.73
0.85%	1.23	1.19	1.58	1.58	1.72
0.95%	1.32	1.34	1.57	1.57	1.70
1.00%	1.22	1.18	1.56	1.56	1.70
1.05%	1.32	1.34	1.56	1.56	1.69
1.10%	1.31	1.24	1.55	1.55	1.69
1.15%	1.31	1.33	1.34	—	1.44
1.20%	1.31	1.33	1.54	1.54	1.67
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.21	1.17	1.53	1.53	1.67
1.30%	1.30	1.32	1.53	1.53	1.66
1.35%	1.30	1.31	1.54	—	1.69
1.40%	1.30	1.31	1.54	—	1.69
1.45%	1.29	1.31	1.51	1.51	1.64
1.50%	1.29	1.30	1.32	—	1.41
1.55%	1.29	1.30	1.52	—	1.67
1.60%	1.28	1.21	1.51	—	1.66
1.65%	1.28	1.29	1.51	—	1.66
1.70%	1.28	1.29	1.50	—	1.65
1.75%	1.27	1.28	1.50	—	1.64
1.80%	1.27	1.28	1.49	—	1.64
1.85%	1.27	1.28	1.29	—	1.38
1.90%	1.27	1.27	1.29	—	1.38

308	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
0.55%	$1.76	$1.46	$1.47	$—	$—
0.60%	—	1.28	—	1.09	1.56
0.75%	1.73	1.44	1.44	—	—
0.85%	1.72	1.43	1.43	1.15	2.23
0.95%	1.71	1.42	1.42	1.14	2.21
1.00%	1.70	1.42	1.42	—	—
1.05%	1.69	1.41	1.41	1.13	2.19
1.10%	1.69	1.40	1.41	1.13	2.19
1.15%	—	1.24	—	1.06	1.52
1.20%	1.67	1.39	1.39	1.12	2.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.67	1.39	1.39	1.12	2.16
1.30%	1.66	1.38	1.38	1.11	2.15
1.35%	—	1.39	—	1.11	2.15
1.40%	—	1.38	—	1.10	2.14
1.45%	1.64	1.37	1.37	1.10	2.13
1.50%	—	1.22	—	1.04	1.49
1.55%	—	1.37	—	1.09	2.12
1.60%	—	1.36	—	1.09	2.11
1.65%	—	1.36	—	1.08	2.10
1.70%	—	1.35	—	1.08	2.09
1.75%	—	1.35	—	1.08	2.08
1.80%	—	1.34	—	1.07	2.08
1.85%	—	1.19	—	1.01	1.46
1.90%	—	1.19	—	1.01	1.46

Subaccount	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
0.55%	$—	$3.64	$1.04	$1.06	$1.05
0.60%	1.65	—	1.12	1.22	1.17
0.75%	—	3.53	1.03	1.06	1.05
0.85%	2.09	2.06	1.11	1.21	1.16
0.95%	2.08	3.42	1.11	1.21	1.16
1.00%	—	3.21	1.03	1.06	1.05
1.05%	2.06	2.01	1.11	1.21	1.16
1.10%	2.05	2.00	1.11	1.21	1.16
1.15%	1.62	—	1.11	1.21	1.16
1.20%	2.04	3.11	1.11	1.21	1.16
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.03	1.97	1.11	1.21	1.16
1.30%	2.02	1.95	1.11	1.21	1.16
1.35%	2.02	—	1.11	1.21	1.16
1.40%	2.01	—	1.11	1.21	1.16
1.45%	2.00	1.92	1.11	1.21	1.16
1.50%	1.59	—	1.11	1.20	1.16
1.55%	1.99	—	1.11	1.20	1.16
1.60%	1.98	—	1.10	1.20	1.15
1.65%	1.97	—	1.10	1.20	1.15
1.70%	1.96	—	1.10	1.20	1.15
1.75%	1.96	—	1.10	1.20	1.15
1.80%	1.95	—	1.10	1.20	1.15
1.85%	1.56	—	1.10	1.20	1.15
1.90%	1.55	—	1.10	1.20	1.15

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	309

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
0.55%	$4.09	$4.42	$2.53	$2.00	$3.12
0.60%	—	—	—	—	1.85
0.75%	3.95	4.26	2.44	1.95	3.02
0.85%	2.13	2.41	—	1.41	2.45
0.95%	3.81	4.10	2.36	1.90	2.92
1.00%	4.57	3.64	2.48	1.88	3.03
1.05%	2.08	2.35	—	1.38	2.39
1.10%	2.07	2.34	—	1.37	2.38
1.15%	—	—	—	—	1.81
1.20%	4.43	3.53	2.40	1.83	2.94
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.04	2.30	—	1.35	2.34
1.30%	2.02	2.29	—	1.34	2.32
1.35%	—	—	—	—	2.30
1.40%	—	—	—	—	2.30
1.45%	1.99	2.25	—	1.31	2.28
1.50%	—	—	—	—	1.77
1.55%	—	—	—	—	2.27
1.60%	—	—	—	—	2.26
1.65%	—	—	—	—	2.25
1.70%	—	—	—	—	2.25
1.75%	—	—	—	—	2.24
1.80%	—	—	—	—	2.23
1.85%	—	—	—	—	1.74
1.90%	—	—	—	—	1.73

Subaccount				WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%				$2.90	$1.15
0.60%				1.76	1.15
0.75%				2.81	1.14
0.85%				2.69	1.14
0.95%				2.71	1.13
1.00%				3.12	1.13
1.05%				2.63	1.12
1.10%				2.61	1.12
1.15%				1.72	1.12
1.20%				3.02	1.12
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				2.57	1.11
1.30%				2.55	1.11
1.35%				2.32	1.11
1.40%				2.31	1.11
1.45%				2.51	1.10
1.50%				1.68	1.10
1.55%				2.29	1.10
1.60%				2.28	1.10
1.65%				2.27	1.09
1.70%				2.26	1.09
1.75%				2.25	1.09
1.80%				2.24	1.09
1.85%				1.65	1.08
1.90%				1.64	1.08

310	∎ RIVERSOURCE VARIABLE ACCOUNT 10

The following is a summary of units outstanding at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	68,063	10,895	189,362	313,868	—
0.60%	—	—	—	—	—
0.75%	557,144	1,295,641	16,253,020	27,445,453	—
0.85%	265,486	1,091,602	3,546,166	12,516,225	3,260,203
0.95%	1,825,219	740,929	10,497,456	16,580,625	4,590,032
1.00%	41,627	91,366	2,020,539	4,387,211	—
1.05%	270,945	698,468	1,766,882	6,173,297	1,802,648
1.10%	1,557,485	328,926	826,088	5,523,787	2,670,518
1.15%	—	—	—	—	2,214
1.20%	682,093	252,884	1,041,724	1,759,997	1,747,781
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	46,456	100,027	709,335	108,304
1.30%	1,258,570	121,861	262,825	2,510,549	1,412,024
1.35%	260,237	—	—	—	1,576,315
1.40%	—	—	—	—	51,293
1.45%	60,589	3,691	54,122	370,487	306,814
1.50%	93,626	—	—	—	535,292
1.55%	9,724	—	—	—	21,164
1.60%	51,218	—	—	—	49,943
1.65%	—	—	—	—	3,266
1.70%	1,923	—	—	—	7,609
1.75%	—	—	—	—	4,581
1.80%	—	—	—	—	10,624
1.85%	126,472	—	—	—	1,842
1.90%	—	—	—	—	—
Total	7,130,421	4,682,719	36,558,211	78,290,834	18,162,467

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	285,786	2,911	211,469	259,150	159,954
0.60%	—	—	—	—	—
0.75%	6,613,427	3,217,464	6,126,093	7,855,379	3,605,712
0.85%	4,088,696	—	—	5,310,305	1,705,036
0.95%	13,653,258	2,391,322	4,565,619	6,485,931	2,416,865
1.00%	1,690,101	—	1,346,904	1,362,207	816,567
1.05%	2,742,811	—	—	3,580,654	1,065,776
1.10%	6,145,576	—	—	1,873,256	433,307
1.15%	2,907	—	—	—	—
1.20%	4,150,784	—	516,438	841,371	529,722
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	373,952	—	—	276,547	181,541
1.30%	2,684,481	—	—	964,826	175,634
1.35%	2,682,542	—	—	—	—
1.40%	219,095	—	—	—	—
1.45%	679,320	—	—	225,636	346,272
1.50%	130,064	—	—	—	—
1.55%	72,838	—	—	—	—
1.60%	217,957	—	—	—	—
1.65%	172,059	—	—	—	—
1.70%	140,904	—	—	—	—
1.75%	30,046	—	—	—	—
1.80%	48,383	—	—	—	—
1.85%	1,326	—	—	—	—
1.90%	—	—	—	—	—
Total	46,826,313	5,611,697	12,766,523	29,035,262	11,436,386

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	311

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	65,956	155,684	167,097	—	117,499
0.60%	—	—	—	—	—
0.75%	6,557,987	20,945,532	7,929,743	6,913,333	899,834
0.85%	—	10,366,809	4,785,420	—	1,814,513
0.95%	4,510,661	20,495,550	20,271,170	3,258,699	931,468
1.00%	—	3,782,868	2,405,251	905,443	220,570
1.05%	—	7,562,154	3,653,871	—	1,329,629
1.10%	—	5,966,265	7,154,203	—	700,187
1.15%	—	34,908	3,034	—	—
1.20%	—	4,170,576	4,381,192	418,626	107,251
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	658,325	271,467	—	74,617
1.30%	—	3,433,626	4,419,786	—	293,710
1.35%	—	1,966,037	3,370,779	—	—
1.40%	—	98,326	609,538	—	—
1.45%	—	840,253	1,858,106	—	20,969
1.50%	—	533,838	691,103	—	—
1.55%	—	136,884	24,650	—	—
1.60%	—	86,609	179,119	—	—
1.65%	—	46,405	165,981	—	—
1.70%	—	131,454	297,038	—	—
1.75%	—	—	47,428	—	—
1.80%	—	17,948	66,666	—	—
1.85%	—	60,227	116,408	—	—
1.90%	—	—	—	—	—
Total	11,134,604	81,490,278	62,869,050	11,496,101	6,510,247

Subaccount	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	733,863	39,792	352,469	—	197,062
0.60%	—	—	—	—	—
0.75%	41,748,266	587,830	9,128,383	—	73,367,668
0.85%	18,306,744	430,801	5,058,534	184,208	2,454,050
0.95%	51,410,113	2,320,786	17,048,891	2,796,308	35,736,528
1.00%	8,064,166	175,542	1,919,152	—	3,586,378
1.05%	12,729,810	227,560	3,814,637	328,444	1,501,007
1.10%	22,959,525	1,450,037	7,255,649	1,089,495	764,755
1.15%	182,304	—	327	26,487	—
1.20%	10,403,793	1,020,266	5,543,537	743,676	1,236,987
1.25%	—	—	—	—	—
1.25%	2,217,975	—	—	—	264,687
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20,764,928	—	—	—	47,016,948
1.25%	—	2,667	141,164	—	—
1.30%	12,960,620	439,794	2,209,323	858,302	433,986
1.35%	11,714,772	285,820	3,121,158	1,194,989	—
1.40%	677,245	2,681	186,205	40,176	—
1.45%	2,597,751	100,472	767,056	179,385	46,967
1.50%	1,658,860	103,779	546,907	117,684	—
1.55%	451,642	32,145	35,097	31,796	—
1.60%	436,348	23,953	211,684	91,483	—
1.65%	249,127	17,889	61,959	15,307	—
1.70%	575,536	—	260,482	39,050	—
1.75%	206,380	—	10,602	—	—
1.80%	165,186	—	—	3,187	—
1.85%	341,384	—	53,437	4,682	—
1.90%	—	6,427	—	—	—
Total	221,556,338	7,268,241	57,726,653	7,744,659	166,607,023

312	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
0.55%	16,005	—	875,032	449,503	—
0.60%	—	—	—	—	—
0.75%	666,220	—	70,804,386	2,187,895	—
0.85%	362,331	965,279	27,294,976	1,129,629	1,375,390
0.95%	884,858	8,409,512	41,891,428	4,150,248	9,778,808
1.00%	102,568	—	9,993,381	406,636	—
1.05%	279,404	1,005,606	13,381,742	911,467	1,262,038
1.10%	248,495	4,234,844	8,598,432	1,330,688	3,556,437
1.15%	—	31,949	—	—	37,977
1.20%	369,490	2,888,767	4,113,257	1,038,583	3,821,910
1.25%	—	—	22,875,604	—	—
1.25%	—	—	1,610,575	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	24,052	—	—	143,869	15,196
1.30%	670,202	2,853,202	3,692,213	742,415	2,387,215
1.35%	290,193	2,959,666	—	655,272	3,748,089
1.40%	—	456,851	—	7,960	283,016
1.45%	36,436	398,212	1,189,079	374,185	420,471
1.50%	—	1,651,121	—	35,113	477,634
1.55%	13,043	32,012	—	13,983	42,307
1.60%	—	185,070	—	10,912	83,111
1.65%	12,117	59,917	—	39,828	230,952
1.70%	—	137,702	—	26,424	46,270
1.75%	—	1,057	—	—	486
1.80%	—	20,446	—	—	63,990
1.85%	—	15,170	—	—	21,597
1.90%	—	—	—	—	3,892
Total	3,975,414	26,306,383	206,320,105	13,654,610	27,656,786

Subaccount	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
0.55%	635,372	—	235,186	—	2,776,028
0.60%	—	—	—	—	—
0.75%	14,819,649	—	18,858,412	—	35,185,458
0.85%	8,567,798	476,156	7,011,182	698,640	11,990,913
0.95%	9,345,545	3,466,631	16,057,390	9,396,908	24,661,422
1.00%	2,028,548	—	2,420,697	—	4,379,091
1.05%	4,667,673	510,287	4,794,072	923,817	7,595,519
1.10%	3,808,212	785,765	1,798,756	4,729,823	4,337,329
1.15%	—	—	—	—	—
1.20%	653,490	1,392,049	1,960,160	3,210,170	1,767,217
1.25%	13,423,637	—	—	—	—
1.25%	593,951	—	375,751	—	1,980,597
1.25%	—	—	—	—	—
1.25%	—	—	4,443,162	—	—
1.25%	—	—	—	—	12,317,312
1.25%	—	6,400	—	34,890	—
1.30%	1,326,913	886,230	1,522,301	2,708,500	1,507,049
1.35%	—	1,075,834	—	3,791,183	—
1.40%	—	354,965	—	1,170,191	—
1.45%	268,235	152,087	407,037	150,802	1,062,395
1.50%	—	135,116	—	1,008,764	—
1.55%	—	46,727	—	33,880	—
1.60%	—	13,712	—	357,882	—
1.65%	—	49,986	—	89,100	—
1.70%	—	28,395	—	235,741	—
1.75%	—	—	—	—	—
1.80%	—	7,516	—	3,465	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	60,139,023	9,387,856	59,884,106	28,543,756	109,560,330

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	313

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.55%	—	476,603	—	716,992	—
0.60%	—	—	—	—	—
0.75%	—	33,054,335	—	23,972,259	—
0.85%	2,429,602	10,493,480	1,435,092	11,527,657	2,034,643
0.95%	11,719,235	26,600,740	6,347,491	17,896,588	12,012,236
1.00%	—	3,588,563	—	4,181,983	—
1.05%	1,507,757	7,594,422	1,166,513	7,641,949	1,128,169
1.10%	4,829,250	3,140,152	2,678,152	3,398,246	3,205,330
1.15%	82,860	—	68,784	—	45,120
1.20%	3,432,211	2,620,420	2,483,198	3,052,714	2,911,760
1.25%	—	—	—	—	—
1.25%	—	470,405	—	—	—
1.25%	—	—	—	—	—
1.25%	—	9,604,342	—	—	—
1.25%	—	—	—	—	—
1.25%	11,916	—	8,059	653,149	19,625
1.30%	2,154,269	1,782,117	1,392,289	2,379,489	2,958,256
1.35%	2,549,246	—	1,496,085	—	2,586,244
1.40%	283,466	—	476,250	—	674,007
1.45%	714,036	1,225,501	458,135	813,872	517,347
1.50%	691,820	—	650,616	—	397,285
1.55%	146,943	—	164,061	—	215,631
1.60%	60,541	—	93,421	—	128,515
1.65%	48,242	—	103,557	—	210,215
1.70%	180,682	—	76,007	—	182,416
1.75%	1,366	—	1,288	—	478
1.80%	40,096	—	32,255	—	12,998
1.85%	28,864	—	13,427	—	48,568
1.90%	28,632	—	—	—	10,331
Total	30,941,034	100,651,080	19,144,680	76,234,898	29,299,174

Subaccount	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
0.55%	604,519	—	811,845	246,701	79,132
0.60%	—	—	—	—	—
0.75%	66,114,189	—	46,605,505	34,242,741	4,859,724
0.85%	21,799,657	455,398	3,886,427	9,223,430	2,259,339
0.95%	53,880,854	4,865,804	25,535,363	48,131,968	9,957,196
1.00%	8,439,121	—	2,567,692	5,208,088	968,866
1.05%	17,399,201	1,024,113	1,977,894	5,709,753	1,956,335
1.10%	5,770,429	1,764,768	1,046,550	13,049,256	1,890,552
1.15%	—	22,363	—	90,424	20,712
1.20%	7,414,296	2,115,203	1,150,469	7,912,569	2,772,415
1.25%	—	—	—	—	—
1.25%	1,029,804	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	15,532,395	—	—	—	—
1.25%	—	3,261	208,400	661,159	255,067
1.30%	4,254,514	1,525,138	334,159	8,996,988	1,490,949
1.35%	—	1,710,909	—	5,123,773	2,228,446
1.40%	—	63,119	—	360,682	347,319
1.45%	1,494,530	215,504	57,388	1,555,005	599,246
1.50%	—	354,596	—	760,513	377,328
1.55%	—	39,504	—	141,455	56,192
1.60%	—	90,600	—	148,119	25,636
1.65%	—	35,804	—	109,495	90,575
1.70%	—	124,408	—	294,527	296,061
1.75%	—	730	—	11,627	10,225
1.80%	—	3,356	—	5,465	—
1.85%	—	—	—	92,682	46,743
1.90%	—	—	—	9,470	—
Total	203,733,509	14,414,578	84,181,692	142,085,890	30,588,058

314	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
0.55%	62,574	—	75,500	—	224,044
0.60%	—	—	—	—	—
0.75%	2,250,831	—	10,598,546	—	7,406,486
0.85%	1,236,136	216,912	1,987,932	435,591	6,900,088
0.95%	4,793,589	2,227,838	6,234,419	3,661,676	5,079,332
1.00%	655,200	—	646,789	—	1,013,033
1.05%	1,077,542	332,641	1,160,243	830,399	3,350,014
1.10%	960,009	1,002,839	546,303	1,416,161	1,968,498
1.15%	—	2,640	—	6,388	—
1.20%	786,276	936,715	284,828	1,400,234	467,729
1.25%	—	—	—	—	—
1.25%	—	—	42,984	—	—
1.25%	—	—	13,912,880	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	93,826	—	—	—	165,263
1.30%	488,537	554,318	233,488	798,591	872,764
1.35%	708,910	661,569	—	1,450,706	—
1.40%	56,900	86,947	—	140,201	—
1.45%	361,639	113,487	38,007	172,567	163,977
1.50%	160,235	100,058	—	501,021	—
1.55%	25,617	—	—	16,768	—
1.60%	10,696	52,265	—	69,932	—
1.65%	—	10,827	—	48,417	—
1.70%	19,574	33,775	—	24,002	—
1.75%	7,561	181	—	292	—
1.80%	—	—	—	28,473	—
1.85%	—	12,075	—	603	—
1.90%	—	—	—	—	—
Total	13,755,652	6,345,087	35,761,919	11,002,022	27,611,228

Subaccount	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
0.55%	—	450,302	—	51,796	—
0.60%	—	—	—	—	—
0.75%	—	16,826,048	—	4,905,179	—
0.85%	771,898	5,676,963	397,911	2,213,928	81,572
0.95%	5,023,173	10,995,303	3,070,025	4,049,354	1,624,699
1.00%	—	1,330,181	—	626,883	—
1.05%	1,329,486	3,477,503	337,500	2,020,355	129,451
1.10%	1,833,861	2,738,048	784,542	600,032	663,306
1.15%	18,348	—	—	—	—
1.20%	1,959,557	781,702	1,031,855	357,617	1,153,312
1.25%	—	—	—	—	—
1.25%	—	521,490	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	15,068,466	—	—	—
1.25%	5,060	—	4,912	46,032	—
1.30%	1,308,197	1,150,638	601,305	307,462	506,001
1.35%	1,361,551	—	898,778	—	822,790
1.40%	140,128	—	52,125	—	66,103
1.45%	399,160	145,385	128,322	63,155	34,214
1.50%	242,738	—	68,370	—	74,121
1.55%	35,633	—	4,286	—	9,443
1.60%	68,512	—	52,852	—	4,964
1.65%	69,966	—	28,741	—	13,762
1.70%	97,445	—	56,424	—	14,609
1.75%	—	—	569	—	11,027
1.80%	8,229	—	67,691	—	29,679
1.85%	8,463	—	—	—	6,059
1.90%	6,853	—	—	—	—
Total	14,688,258	59,162,029	7,586,208	15,241,793	5,245,112

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	315

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	86,927	—	—	—	101,484
0.60%	—	—	—	—	—
0.75%	5,792,434	—	—	—	21,276,115
0.85%	1,494,961	2,156,805	349,927	285,086	6,359,715
0.95%	3,804,819	15,210,786	2,621,560	3,465,891	18,959,474
1.00%	744,629	—	—	—	2,691,949
1.05%	1,178,445	1,348,468	401,425	720,335	3,982,555
1.10%	674,385	4,661,153	717,231	1,999,875	1,418,703
1.15%	—	114,793	15,990	61,127	—
1.20%	257,884	5,015,434	1,116,855	791,941	2,602,547
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	79,349	29,014	3,792	18,197	302,320
1.30%	417,180	4,605,737	652,170	1,215,189	1,177,691
1.35%	—	3,258,347	605,284	974,111	—
1.40%	—	665,555	120,604	85,632	—
1.45%	22,783	684,132	53,003	221,612	715,025
1.50%	—	733,960	102,661	409,521	—
1.55%	—	391,165	12,973	54,954	—
1.60%	—	176,708	48,202	44,337	—
1.65%	—	193,502	41,434	73,548	—
1.70%	—	146,392	1,005	146,402	—
1.75%	—	44,004	24,385	—	—
1.80%	—	17,221	23,460	8,254	—
1.85%	—	—	—	29,561	—
1.90%	—	—	—	—	—
Total	14,553,796	39,453,176	6,911,961	10,605,573	59,587,578

Subaccount	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
0.55%	385,644	—	409,883	—	398,778
0.60%	—	—	—	—	—
0.75%	10,685,782	—	3,697,256	—	21,463,692
0.85%	4,461,577	432,984	1,525,167	447,717	7,253,688
0.95%	8,450,909	3,617,802	5,861,690	3,836,057	16,465,090
1.00%	2,987,252	—	1,164,464	—	3,179,226
1.05%	3,293,453	253,256	1,358,558	360,611	4,676,173
1.10%	2,342,958	1,046,761	2,173,344	1,278,084	1,676,846
1.15%	—	—	5,288	—	—
1.20%	1,527,859	1,328,047	887,523	1,373,407	2,717,991
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	251,660	—	199,104	2,524	477,870
1.30%	1,089,317	1,030,562	772,811	969,745	1,523,102
1.35%	—	1,306,842	1,017,730	1,175,366	—
1.40%	—	22,462	—	108,365	—
1.45%	318,760	283,837	303,648	265,284	766,942
1.50%	—	84,630	99,960	113,220	—
1.55%	—	7,362	20,718	22,056	—
1.60%	—	4,792	57,358	118,136	—
1.65%	—	16,754	10,194	44,425	—
1.70%	—	72,789	23,521	66,888	—
1.75%	—	—	—	9,833	—
1.80%	—	24,485	—	36,664	—
1.85%	—	—	1,481	24,658	—
1.90%	—	—	—	—	—
Total	35,795,171	9,533,365	19,589,698	10,253,040	60,599,398

316	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP EV Floating Rate Inc, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
0.55%	—	—	—	60,009	506,800
0.60%	—	—	—	—	—
0.75%	—	—	—	1,136,712	32,667,873
0.85%	980,845	711,226	1,159,680	869,822	20,758,198
0.95%	5,028,660	4,438,073	9,938,925	4,862,252	20,855,669
1.00%	—	—	—	359,418	4,390,328
1.05%	796,768	559,545	1,475,015	822,480	10,685,866
1.10%	2,573,945	2,567,774	5,045,821	1,346,329	6,002,121
1.15%	41,630	3,464	23,124	—	—
1.20%	1,666,826	1,545,531	5,551,977	1,306,358	1,874,399
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	6,613	44,682	55,818	1,124,023
1.30%	1,095,441	1,181,229	3,003,008	1,006,468	2,431,912
1.35%	1,813,299	1,387,984	3,589,364	541,897	—
1.40%	156,383	52,859	440,657	18,817	—
1.45%	264,908	220,708	646,508	87,334	681,262
1.50%	278,201	191,558	979,990	43,518	—
1.55%	60,090	1,844	123,626	20,276	—
1.60%	29,246	5,053	218,051	15,081	—
1.65%	62,766	30,803	214,305	14,004	—
1.70%	62,997	16,328	110,160	13,743	—
1.75%	—	—	10,922	—	—
1.80%	9,678	495	115,056	48,170	—
1.85%	1,560	79,408	11,295	—	—
1.90%	—	—	10,238	—	—
Total	14,923,243	13,000,495	32,712,404	12,628,506	101,978,451

Subaccount	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP MFS Val, Cl 2
0.55%	—	—	—	100,144	—
0.60%	—	—	—	—	—
0.75%	—	—	—	5,057,246	—
0.85%	258,014	122,011	259,435	4,320,597	544,666
0.95%	2,839,379	1,100,257	1,336,159	3,149,583	6,872,710
1.00%	—	—	—	408,236	—
1.05%	379,637	146,051	198,020	1,910,447	555,618
1.10%	1,363,588	566,898	468,870	827,026	3,485,666
1.15%	3,720	—	23,288	—	16,952
1.20%	1,020,789	760,810	810,768	354,466	2,362,037
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	122,723	—
1.30%	619,219	234,475	480,767	657,316	1,309,403
1.35%	805,532	312,083	340,106	—	1,886,099
1.40%	8,975	75,980	253,943	—	170,720
1.45%	66,495	66,789	109,594	120,807	283,749
1.50%	45,755	137,794	335,696	—	575,432
1.55%	—	12,029	—	—	44,566
1.60%	39,057	15,263	20,238	—	27,907
1.65%	30,861	7,569	8,986	—	99,958
1.70%	50,859	33,677	21,465	—	107,992
1.75%	279	—	—	—	4,891
1.80%	1,097	284	31,489	—	—
1.85%	13,044	—	1,383	—	266,097
1.90%	—	—	—	—	—
Total	7,546,300	3,591,970	4,700,207	17,028,591	18,614,463

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	317

Subaccount	CTIVP MS Adv, Cl 2	CTIVP Oppen Intl Gro, Cl 2	CTIVP Pyramis Intl Eq, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2
0.55%	—	—	—	—	—
0.60%	—	—	—	—	—
0.75%	—	—	—	—	—
0.85%	216,234	648,529	300,865	229,295	521,132
0.95%	1,067,803	7,806,751	1,735,802	2,268,243	2,428,436
1.00%	—	—	—	—	—
1.05%	164,195	456,360	285,915	201,543	340,188
1.10%	437,203	2,097,256	763,836	1,084,466	671,673
1.15%	—	11,522	2,459	1,699	7,571
1.20%	723,617	2,361,112	576,920	1,041,572	703,124
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	224,726	1,384,970	318,897	685,089	354,602
1.35%	293,173	1,859,873	866,693	857,605	447,657
1.40%	114,339	314,310	15,323	245,139	194,038
1.45%	70,185	219,506	52,121	152,733	375,020
1.50%	57,310	155,173	102,362	200,776	100,447
1.55%	6,690	22,356	11,044	23,505	—
1.60%	4,742	99,975	39,455	23,803	8,107
1.65%	—	42,054	—	23,146	5,243
1.70%	12,913	26,947	19,512	33,219	15,261
1.75%	292	401	—	3,951	—
1.80%	—	20,679	491	350	22,864
1.85%	—	34,475	—	15,389	—
1.90%	—	—	—	—	—
Total	3,393,422	17,562,249	5,091,695	7,091,523	6,195,363

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B
0.55%	—	83,376	16,760	—	26,864
0.60%	—	—	—	—	—
0.75%	—	3,974,358	3,289,579	—	3,691,493
0.85%	896,850	2,185,596	1,560,124	308,088	1,740,508
0.95%	4,920,529	2,585,695	6,939,159	2,817,433	6,012,893
1.00%	—	734,112	392,266	—	441,436
1.05%	902,986	1,356,051	594,703	400,583	1,547,148
1.10%	1,740,002	734,070	1,491,742	1,039,077	1,108,382
1.15%	3,439	—	5,051	—	2,027
1.20%	1,762,901	292,198	1,992,771	1,270,039	1,128,611
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,317	132,022	96,357	9,395	166,203
1.30%	1,155,561	356,102	1,340,935	411,139	724,869
1.35%	1,515,392	—	938,122	1,021,877	791,568
1.40%	49,494	—	73,971	98,089	206,489
1.45%	151,730	68,063	414,488	163,810	173,112
1.50%	243,165	—	188,280	375,713	203,153
1.55%	41,413	—	139,234	7,977	42,416
1.60%	28,926	—	16,396	20,996	28,395
1.65%	69,018	—	66,729	8,403	21,961
1.70%	50,473	—	72,338	30,143	66,979
1.75%	—	—	—	14,698	965
1.80%	19,897	—	11,895	—	—
1.85%	1,184	—	26,647	14,448	15,564
1.90%	—	—	—	—	—
Total	13,564,277	12,501,643	19,667,547	8,011,908	18,141,036

318	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
0.55%	—	1,997,331	1,063,840	153,935	98,373
0.60%	—	—	—	—	—
0.75%	—	31,185,458	52,100,018	11,247,557	23,398,072
0.85%	1,693,662	14,034,447	26,836,763	—	—
0.95%	—	27,273,383	52,141,399	8,069,458	14,831,876
1.00%	—	5,278,739	8,983,299	—	3,542,286
1.05%	1,129,590	9,838,173	17,541,121	—	—
1.10%	765,823	5,817,663	18,151,743	—	—
1.15%	—	—	58,855	—	—
1.20%	—	3,407,695	10,077,986	—	1,755,806
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	129,189	1,314,844	2,804,577	—	—
1.30%	201,310	4,370,464	8,887,350	—	—
1.35%	—	—	5,022,828	—	—
1.40%	—	—	510,136	—	—
1.45%	183,853	2,117,046	2,865,375	—	—
1.50%	—	—	1,053,894	—	—
1.55%	—	—	105,639	—	—
1.60%	—	—	116,488	—	—
1.65%	—	—	144,292	—	—
1.70%	—	—	191,814	—	—
1.75%	—	—	6,778	—	—
1.80%	—	—	22,056	—	—
1.85%	—	—	44,460	—	—
1.90%	—	—	28,099	—	—
Total	4,103,427	106,635,243	208,758,810	19,470,950	43,626,413

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
0.55%	73,456	505,215	15,520	214,988	240,363
0.60%	—	—	—	—	—
0.75%	7,274,397	34,697,377	4,383,072	11,286,454	19,388,139
0.85%	—	20,026,099	—	4,954,429	9,216,253
0.95%	5,338,334	24,758,069	3,341,945	7,807,993	30,762,199
1.00%	—	6,479,399	—	1,804,492	4,074,448
1.05%	—	10,475,110	—	2,517,940	9,670,031
1.10%	—	9,892,165	—	1,514,635	10,109,737
1.15%	—	16,118	—	—	37,857
1.20%	—	4,805,157	—	791,946	6,336,426
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,125,072	—	273,628	1,571,256
1.30%	—	4,675,484	—	807,310	4,888,582
1.35%	—	2,694,824	—	—	4,348,338
1.40%	—	318,325	—	—	202,766
1.45%	—	996,088	—	311,147	2,108,706
1.50%	—	350,098	—	—	964,961
1.55%	—	29,614	—	—	101,764
1.60%	—	121,116	—	—	280,919
1.65%	—	46,279	—	—	180,742
1.70%	—	72,449	—	—	256,340
1.75%	—	19,979	—	—	—
1.80%	—	8,991	—	—	—
1.85%	—	88,815	—	—	65,569
1.90%	—	—	—	—	59,234
Total	12,686,187	122,201,843	7,740,537	32,284,962	104,864,630

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	319

Subaccount	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
0.55%	215,827	111,714	170,806	180,270	260,678
0.60%	—	—	—	—	—
0.75%	14,392,628	5,242,224	12,711,057	9,188,646	15,856,614
0.85%	7,767,250	3,784,440	8,947,681	5,941,116	—
0.95%	9,228,388	12,704,472	12,377,717	7,861,294	10,083,527
1.00%	2,633,676	821,975	3,194,618	1,862,364	3,263,266
1.05%	3,612,071	2,483,084	5,036,574	2,922,668	—
1.10%	2,986,556	8,104,683	4,207,394	3,728,889	—
1.15%	—	—	1,758	28,997	—
1.20%	1,155,275	4,375,808	2,087,113	2,090,751	1,532,017
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	303,191	313,409	570,698	174,300	—
1.30%	1,984,761	2,520,767	2,589,754	1,895,309	—
1.35%	—	3,497,123	775,985	1,398,766	—
1.40%	—	209,780	3,341	159,031	—
1.45%	267,650	1,853,599	457,513	210,952	—
1.50%	—	289,037	76,484	223,125	—
1.55%	—	74,531	10,130	24,810	—
1.60%	—	101,977	19,879	55,363	—
1.65%	—	121,114	21,071	14,477	—
1.70%	—	242,090	27,067	79,849	—
1.75%	—	12,528	—	—	—
1.80%	—	20,494	27,780	275	—
1.85%	—	111,270	19,072	6,171	—
1.90%	—	—	—	—	—
Total	44,547,273	46,996,119	53,333,492	38,047,423	30,996,102

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
0.55%	388,714	64,526	415,339	2,205	50,785
0.60%	—	—	—	—	—
0.75%	501,754	1,074,591	24,413,451	4,405,002	13,914,361
0.85%	241,744	—	3,858,341	—	1,629,882
0.95%	1,992,439	704,911	16,622,554	2,454,008	7,321,258
1.00%	47,852	—	2,428,101	—	1,962,383
1.05%	339,207	—	2,472,363	—	730,497
1.10%	622,035	—	767,356	—	270,607
1.15%	—	—	—	—	—
1.20%	530,363	—	1,085,190	—	738,972
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,083	—	238,408	—	89,209
1.30%	472,894	—	475,535	—	112,738
1.35%	232,655	—	—	—	—
1.40%	14,460	—	—	—	—
1.45%	98,198	—	77,442	—	54,771
1.50%	13,886	—	—	—	—
1.55%	—	—	—	—	—
1.60%	1,874	—	—	—	—
1.65%	10,104	—	—	—	—
1.70%	1,675	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	27,261	—	—	—	—
1.90%	—	—	—	—	—
Total	5,549,198	1,844,028	52,854,080	6,861,215	26,875,463

320	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
0.55%	205,819	430,080	—	157,165	—
0.60%	—	—	—	—	—
0.75%	4,881,030	23,713,857	—	8,817,207	—
0.85%	2,412,732	6,032,340	—	—	4,926,150
0.95%	10,956,931	13,154,129	—	5,565,693	—
1.00%	2,191,711	5,761,348	—	2,214,028	—
1.05%	2,180,294	3,262,358	—	—	3,776,483
1.10%	5,371,926	1,908,523	—	—	1,970,126
1.15%	2,443	—	—	—	—
1.20%	3,204,596	2,399,595	—	913,524	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	236,574	359,328	22,879,240	—	260,465
1.30%	4,008,545	1,335,892	—	—	874,032
1.35%	1,841,249	—	—	—	—
1.40%	262,626	—	—	—	—
1.45%	925,490	291,435	—	—	213,559
1.50%	442,754	—	—	—	—
1.55%	7,588	—	—	—	—
1.60%	187,542	—	—	—	—
1.65%	167,823	—	—	—	—
1.70%	84,606	—	—	—	—
1.75%	337,455	—	—	—	—
1.80%	—	—	—	—	—
1.85%	54,453	—	—	—	—
1.90%	—	—	—	—	—
Total	39,964,187	58,648,885	22,879,240	17,667,617	12,020,815

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.55%	282,317	288,572	76,215	83,410	331,442
0.60%	—	—	—	—	—
0.75%	5,775,262	13,342,558	6,671,128	2,167,550	7,010,268
0.85%	4,060,672	6,850,565	—	1,513,596	—
0.95%	3,667,245	11,095,780	4,573,425	1,056,637	3,599,593
1.00%	889,588	1,863,462	344,691	473,525	1,309,470
1.05%	2,390,872	3,868,923	—	652,673	—
1.10%	1,748,215	2,074,614	—	643,140	—
1.15%	—	—	—	—	—
1.20%	301,456	732,764	189,146	314,736	462,932
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	174,762	325,108	—	97,425	—
1.30%	592,347	783,213	—	259,709	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	149,178	194,234	—	74,372	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	20,031,914	41,419,793	11,854,605	7,336,773	12,713,705

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	321

Subaccount	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv
0.55%	13,969	35,421	45,774	—	73,428
0.60%	—	—	—	—	—
0.75%	1,139,349	5,897,199	7,135,841	466,465	10,067,474
0.85%	1,340,583	—	5,557,285	303,381	—
0.95%	3,818,194	3,318,493	16,420,665	1,741,615	5,998,184
1.00%	526,691	—	1,162,426	1,970	155,141
1.05%	848,962	—	3,496,058	199,863	—
1.10%	2,474,177	—	4,839,141	708,813	—
1.15%	—	—	130,253	—	—
1.20%	916,646	—	3,672,364	496,983	67,355
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	106,069	—	327,062	4,514	—
1.30%	1,016,453	—	2,155,783	166,403	—
1.35%	823,040	—	1,611,807	433,931	—
1.40%	—	—	168,947	11,216	—
1.45%	614,756	—	979,418	97,939	—
1.50%	71,804	—	157,617	64,556	—
1.55%	22,414	—	22,437	—	—
1.60%	19,590	—	68,058	—	—
1.65%	—	—	56,808	248,016	—
1.70%	24,231	—	82,347	14,763	—
1.75%	7,809	—	13,510	—	—
1.80%	—	—	30,374	4,519	—
1.85%	—	—	1,820	7,889	—
1.90%	—	—	38,661	—	—
Total	13,784,737	9,251,113	48,174,456	4,972,836	16,361,582

Subaccount	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.55%	81,179	175,581	126,830	143,660	82,764
0.60%	—	—	—	—	—
0.75%	9,961,981	5,240,636	1,889,157	21,374,072	8,165,288
0.85%	—	4,884,071	992,653	3,246,824	—
0.95%	7,624,421	5,586,033	2,938,474	12,864,316	5,070,179
1.00%	194,120	808,825	404,379	3,032,226	609,137
1.05%	—	2,339,851	794,981	2,924,710	—
1.10%	—	1,938,989	1,637,954	2,208,147	—
1.15%	—	16,671	—	—	—
1.20%	112,348	935,651	1,080,091	1,135,899	382,671
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	206,196	106,902	477,413	—
1.30%	—	842,022	1,414,197	740,243	—
1.35%	—	561,257	513,613	—	—
1.40%	—	3,634	—	—	—
1.45%	—	304,086	105,648	265,063	—
1.50%	—	154,540	42,438	—	—
1.55%	—	22,495	13,495	—	—
1.60%	—	25,655	89,707	—	—
1.65%	—	—	—	—	—
1.70%	—	19,490	126,384	—	—
1.75%	—	—	—	—	—
1.80%	—	4,517	38,102	—	—
1.85%	—	3,497	21,941	—	—
1.90%	—	—	—	—	—
Total	17,974,049	24,073,697	12,336,946	48,412,573	14,310,039

322	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S
0.55%	323,307	205,345	116,223	101,977	—
0.60%	—	—	—	—	—
0.75%	14,937,242	7,470,946	2,861,024	3,147,737	—
0.85%	10,276,002	4,356,769	2,138,393	2,058,605	1,149,431
0.95%	13,841,124	5,766,154	3,607,837	2,678,328	1,193,934
1.00%	1,904,766	1,603,862	589,136	461,055	—
1.05%	5,719,464	2,909,801	1,490,674	992,139	504,291
1.10%	5,295,225	1,531,712	1,377,661	920,571	492,630
1.15%	7,443	—	4,481	—	—
1.20%	2,062,473	671,362	744,960	157,375	265,199
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	533,309	251,009	252,171	109,967	76,913
1.30%	2,136,031	778,639	659,966	531,380	120,267
1.35%	1,585,421	—	341,643	—	92,828
1.40%	402,767	—	50,522	—	—
1.45%	706,565	274,264	88,708	94,989	40,757
1.50%	968,270	—	86,364	—	197,554
1.55%	112,285	—	7,937	—	4,735
1.60%	94,166	—	7,428	—	384
1.65%	67,777	—	11,185	—	—
1.70%	75,787	—	958	—	—
1.75%	13,980	—	—	—	—
1.80%	32,510	—	37,797	—	14,667
1.85%	100,451	—	—	—	—
1.90%	—	—	—	—	—
Total	61,196,365	25,819,863	14,475,068	11,254,123	4,153,590

Subaccount	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA, Serv	Oppen Main St Sm Cap VA, Serv
0.55%	78,406	204,845	986,414	—	228,619
0.60%	—	—	—	—	—
0.75%	204,693	11,932,828	57,737,860	—	7,203,791
0.85%	181,679	6,324,618	23,132,678	1,681,059	4,648,691
0.95%	1,066,388	12,158,236	48,595,571	—	8,737,136
1.00%	5,330	2,821,737	9,144,056	—	1,970,115
1.05%	95,955	4,413,489	17,492,269	962,429	4,510,554
1.10%	505,114	4,416,665	9,029,498	385,701	3,783,527
1.15%	—	7,745	5,237	—	—
1.20%	415,380	2,835,194	6,883,753	—	2,293,641
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	680,248	1,415,823	72,818	208,993
1.30%	500,662	2,149,830	6,634,223	208,102	2,265,472
1.35%	176,163	2,087,452	1,063,810	—	1,193,272
1.40%	21,028	65,040	—	—	111,422
1.45%	145,274	413,603	2,170,736	148,438	317,881
1.50%	43	243,870	92,243	—	214,048
1.55%	—	110,411	59,068	—	53,527
1.60%	—	92,140	15,532	—	59,073
1.65%	—	42,808	30,546	—	20,312
1.70%	1,245	43,243	136,232	—	11,540
1.75%	9,121	568	—	—	—
1.80%	10,619	28,532	—	—	1,224
1.85%	—	—	27,794	—	606
1.90%	—	—	—	—	3,858
Total	3,417,100	51,073,102	184,653,343	3,458,547	37,837,302

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	323

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
0.55%	191,566	3,635	57,988	162,565	52,143
0.60%	—	—	—	—	—
0.75%	14,289,651	563,883	3,656,064	5,115,492	4,456,230
0.85%	7,311,963	108,861	1,917,982	—	—
0.95%	14,974,703	1,023,256	8,970,250	3,159,994	3,226,312
1.00%	2,347,743	54,814	649,526	1,045,129	605,355
1.05%	6,179,332	564,453	2,013,359	—	—
1.10%	3,179,794	657,886	4,577,457	—	—
1.15%	—	—	—	—	—
1.20%	2,689,286	269,185	1,960,660	450,607	256,599
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	717,572	651	33,906	—	—
1.30%	2,473,259	519,683	1,475,543	—	—
1.35%	610,750	293,711	2,184,650	—	—
1.40%	83,891	237,698	17,408	—	—
1.45%	663,576	29,554	674,262	—	—
1.50%	387,593	59,866	180,339	—	—
1.55%	66,953	988	59,729	—	—
1.60%	27,734	32	3,267	—	—
1.65%	78,694	27,692	143,406	—	—
1.70%	7,020	5,622	33,983	—	—
1.75%	62,913	—	119,440	—	—
1.80%	15,961	—	—	—	—
1.85%	—	—	79,278	—	—
1.90%	—	—	—	—	—
Total	56,359,954	4,421,470	28,808,497	9,933,787	8,596,639

Subaccount	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave Val
0.55%	—	17,535	13,341	171,972	12,422
0.60%	—	—	—	—	—
0.75%	—	6,675,252	1,847,777	5,975,078	2,365,324
0.85%	—	—	—	4,566,032	—
0.95%	—	4,245,452	1,437,726	12,265,403	1,983,595
1.00%	—	279,192	—	1,697,927	—
1.05%	—	—	—	2,172,069	—
1.10%	—	—	—	3,922,372	—
1.15%	—	—	—	—	—
1.20%	—	218,589	—	2,296,790	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	20,744,038	—	—	215,172	—
1.30%	—	—	—	1,686,657	—
1.35%	—	—	—	1,479,369	—
1.40%	—	—	—	35,786	—
1.45%	—	—	—	545,656	—
1.50%	—	—	—	283,030	—
1.55%	—	—	—	1,966	—
1.60%	—	—	—	41,369	—
1.65%	—	—	—	52,529	—
1.70%	—	—	—	132,166	—
1.75%	—	—	—	35,657	—
1.80%	—	—	—	32,530	—
1.85%	—	—	—	13,105	—
1.90%	—	—	—	—	—
Total	20,744,038	11,436,020	3,298,844	37,622,635	4,361,341

324	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2
0.55%	120,386	1,548,821	2,962,473	—	1,109,070
0.60%	—	1,944	—	—	—
0.75%	2,596,926	43,514,471	60,190,528	—	29,606,368
0.85%	1,936,660	244,680,526	207,557,195	1,464,975	75,379,846
0.95%	3,825,934	169,477,137	31,477,928	6,492,373	91,597,044
1.00%	708,164	6,785,302	8,051,147	—	5,106,533
1.05%	965,097	18,290,452	69,852,641	934,807	21,344,291
1.10%	2,106,396	37,387,645	41,389,645	2,635,404	20,281,691
1.15%	—	163,438	—	31,261	12,116
1.20%	922,588	78,566,626	2,691,151	3,737,668	48,719,685
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	97,735	1,825,220	3,850,375	2,544	2,613,864
1.30%	663,980	18,356,855	9,096,949	1,377,098	26,676,440
1.35%	494,651	9,180,778	—	1,751,105	9,896,291
1.40%	6,318	4,857,055	—	369,559	7,861,086
1.45%	71,494	4,352,969	1,035,435	228,214	7,898,322
1.50%	111,007	1,831,727	—	295,865	2,587,021
1.55%	—	587,463	—	53,789	3,709,833
1.60%	84,927	639,658	—	67,026	1,008,779
1.65%	11,736	2,355,675	—	55,448	3,499,451
1.70%	1,426	398,239	—	48,337	3,221,550
1.75%	11,864	332,360	—	—	496,520
1.80%	4,704	—	—	10,421	1,112,260
1.85%	—	247,511	—	19,769	377,178
1.90%	—	—	—	—	—
Total	14,741,993	645,381,872	438,155,467	19,575,663	364,115,239

Subaccount	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
0.55%	613,093	11,611	91	—	357,595
0.60%	—	—	—	—	—
0.75%	38,284,335	352,269	93,800	5,000,796	16,093,036
0.85%	165,113,043	670,495	1,187,546	35,597,889	86,814,096
0.95%	39,140,964	10,417,656	4,549,849	196,362,126	559,214,486
1.00%	5,428,261	46,977	1,000	273,848	1,838,457
1.05%	104,084,720	261,757	109,406	15,897,696	36,277,943
1.10%	39,710,856	3,673,774	3,261,423	78,932,139	266,316,327
1.15%	—	—	—	—	—
1.20%	4,225,246	110,918	285,327	10,686,781	40,095,438
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,125,296	36,741	—	68,920	10,784
1.30%	27,062,220	589,439	422,390	10,328,614	35,877,245
1.35%	—	316,568	316,483	9,539,895	33,958,667
1.40%	—	—	—	1,482,500	1,144,554
1.45%	10,178,230	—	—	3,360,110	7,704,285
1.50%	—	1,624	—	958,736	1,352,671
1.55%	—	12,670	—	—	228,814
1.60%	—	—	—	25,719	445,741
1.65%	—	—	—	180,976	294,027
1.70%	—	—	—	746,454	2,198,201
1.75%	—	—	—	—	29,152
1.80%	—	—	—	—	15,662
1.85%	—	—	—	2,125,835	401,306
1.90%	—	—	—	—	—
Total	438,966,264	16,502,499	10,227,315	371,569,034	1,090,668,487

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	325

Subaccount	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	6,102,111	1,938,532	2,853,148	6,485,562	1,514,237
0.60%	—	—	—	—	—
0.75%	191,799,748	126,718,409	234,363,836	523,884,341	133,356,337
0.85%	1,220,902,392	843,569,483	1,484,110,642	2,616,708,324	814,790,691
0.95%	3,565,617,575	5,348,660,537	1,240,605,569	352,246,262	606,530,439
1.00%	21,734,259	18,110,619	34,132,277	74,033,073	17,705,340
1.05%	376,744,474	1,043,327,279	122,374,047	1,041,252,554	62,034,277
1.10%	1,376,963,056	1,895,549,449	231,878,307	601,347,611	134,450,279
1.15%	2,672,953	8,887,108	826,512	—	297,159
1.20%	231,063,488	306,488,435	732,836,905	35,937,705	284,009,346
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	167,108	443,651	13,989,634	20,848,587	7,267,657
1.30%	97,856,881	331,054,317	156,178,830	244,198,397	66,682,722
1.35%	123,613,594	203,174,637	80,144,447	—	36,669,225
1.40%	3,535,545	27,618,380	44,644,846	—	14,395,132
1.45%	10,188,005	25,611,292	70,597,958	18,554,922	25,341,047
1.50%	5,348,651	17,508,059	19,868,785	—	9,932,574
1.55%	2,311,932	12,830,190	9,392,627	—	2,262,783
1.60%	2,828,027	7,089,536	11,286,888	—	3,941,516
1.65%	950,690	3,629,564	18,633,254	—	6,550,851
1.70%	560,693	7,478,461	10,390,065	—	3,348,020
1.75%	22,943	3,367,479	3,261,226	—	438,742
1.80%	—	9,441	736,360	—	388,551
1.85%	80,545	385,280	2,750,776	—	262,905
1.90%	—	43,471	—	—	—
Total	7,241,064,670	10,233,493,609	4,525,856,939	5,535,497,338	2,232,169,830

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
0.55%	6,707,387	1,510,040	2,261,048	—	—
0.60%	—	—	—	—	—
0.75%	231,699,465	74,527,393	123,525,991	—	—
0.85%	775,540,429	212,143,760	446,131,772	574,235	105,249
0.95%	143,368,974	272,779,102	99,578,659	2,598,601	1,098,381
1.00%	28,299,150	12,373,769	16,122,613	—	—
1.05%	296,177,674	41,188,520	230,578,796	264,418	175,930
1.10%	142,292,456	55,606,323	133,232,610	846,698	370,647
1.15%	—	723,394	—	—	—
1.20%	8,352,033	126,804,121	11,177,759	1,062,029	387,910
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	16,506,569	4,655,919	9,408,620	161,202	3,930
1.30%	42,420,576	53,177,288	78,537,966	1,436,786	296,595
1.35%	—	23,206,303	—	1,148,170	167,164
1.40%	—	16,510,039	—	130,060	10,227
1.45%	3,067,129	21,766,108	15,513,052	156,987	32,092
1.50%	—	4,843,960	—	180,846	58,520
1.55%	—	5,768,615	—	8,482	—
1.60%	—	5,674,819	—	18,686	16,690
1.65%	—	6,459,204	—	28,591	5,841
1.70%	—	4,885,802	—	53,259	—
1.75%	—	2,245,730	—	888	—
1.80%	—	1,654,822	—	1,586	—
1.85%	—	2,173,590	—	24,304	—
1.90%	—	890,876	—	—	—
Total	1,694,431,842	951,569,497	1,166,068,886	8,695,828	2,729,176

326	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
0.55%	—	89,053	—	90	—
0.60%	—	—	—	—	—
0.75%	—	11,438,175	75,900	526,629	566,380
0.85%	137,718	3,475,974	2,462,839	25,270,982	14,182,078
0.95%	1,509,409	6,360,203	46,010,721	515,180,556	379,986,103
1.00%	—	1,475,279	—	44,928	40,382
1.05%	96,079	1,882,007	954,958	28,319,085	13,110,409
1.10%	370,687	755,748	13,764,888	163,769,077	131,448,699
1.15%	—	—	—	404,689	—
1.20%	344,098	744,594	1,780,907	19,202,346	13,798,547
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,785	125,703	—	25,096	—
1.30%	145,555	333,217	2,472,057	10,230,210	13,311,220
1.35%	150,590	—	1,238,559	14,013,637	8,736,935
1.40%	18,155	—	—	1,161,998	960,061
1.45%	48,377	141,187	358,217	1,725,266	3,761,851
1.50%	53,532	—	113,283	84,481	421,116
1.55%	8,797	—	—	215,849	89,957
1.60%	19,272	—	—	580,700	240,045
1.65%	3,325	—	—	1,219,980	130,115
1.70%	10,836	—	35,124	323,748	518,753
1.75%	—	—	—	156,814	254,354
1.80%	—	—	18,914	47,133	18,238
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	2,920,215	26,821,140	69,286,367	782,503,294	581,575,243

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
0.55%	533,933	310,594	89	126,515	14,093
0.60%	—	—	—	—	—
0.75%	22,964,109	28,181,295	6,317,421	6,518,045	6,004,222
0.85%	12,338,566	9,389,336	—	3,946,362	2,789,227
0.95%	14,860,429	17,899,213	3,757,954	5,938,803	5,086,600
1.00%	3,229,374	5,235,320	658,457	1,434,553	736,588
1.05%	6,842,568	5,686,335	—	2,154,625	1,778,235
1.10%	4,155,526	3,145,753	—	1,285,909	1,333,127
1.15%	—	—	—	—	11,256
1.20%	1,315,687	1,967,398	332,712	796,714	1,139,053
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	584,136	562,978	—	288,754	103,100
1.30%	1,398,436	1,219,041	—	882,369	809,582
1.35%	—	—	—	—	327,995
1.40%	—	—	—	—	89,213
1.45%	341,100	302,351	—	228,173	132,190
1.50%	—	—	—	—	27,804
1.55%	—	—	—	—	9,083
1.60%	—	—	—	—	14,146
1.65%	—	—	—	—	18,801
1.70%	—	—	—	—	58,147
1.75%	—	—	—	—	—
1.80%	—	—	—	—	934
1.85%	—	—	—	—	—
1.90%	—	—	—	—	3,562
Total	68,563,864	73,899,614	11,066,633	23,600,822	20,486,958

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	327

Subaccount	WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	38,162	33,053
0.60%	—	—
0.75%	5,829,249	1,529,169
0.85%	3,434,690	504,911
0.95%	7,126,476	3,339,019
1.00%	829,115	174,629
1.05%	2,377,950	372,282
1.10%	2,114,019	861,897
1.15%	1,665	—
1.20%	1,151,628	493,113
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	136,832	179,580
1.30%	1,007,845	588,728
1.35%	1,226,552	430,271
1.40%	63,298	—
1.45%	178,477	517,714
1.50%	186,002	12,570
1.55%	4,560	14,394
1.60%	58,624	4,529
1.65%	9,776	12,178
1.70%	23,753	9,789
1.75%	268	—
1.80%	24,663	—
1.85%	—	1,502
1.90%	—	—
Total	25,823,604	9,079,328

The following is a summary of net assets at Dec. 31, 2017:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B
0.55%	$86,594	$20,761	$483,044	$704,586	$—
0.60%	94	—	—	—	292
0.75%	702,162	2,463,423	40,192,222	59,200,753	—
0.85%	332,944	2,034,151	7,840,477	13,137,540	8,763,163
0.95%	2,278,514	1,344,909	25,171,961	34,667,010	13,584,545
1.00%	51,885	164,918	5,218,275	9,465,120	—
1.05%	336,664	1,272,009	3,808,730	6,373,820	4,801,114
1.10%	1,930,668	595,533	1,770,585	5,632,540	6,974,974
1.15%	92	—	—	—	4,820
1.20%	841,523	445,156	2,623,803	3,682,607	5,077,225
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	88	82,685	210,401	710,871	277,984
1.30%	1,545,341	215,478	550,354	2,501,501	3,603,952
1.35%	318,812	—	—	—	4,528,193
1.40%	85	—	—	—	146,800
1.45%	73,876	6,402	111,448	365,834	769,621
1.50%	113,873	—	—	—	1,141,572
1.55%	11,799	—	—	—	59,901
1.60%	62,009	—	—	—	140,835
1.65%	84	—	—	—	9,177
1.70%	2,316	—	—	—	21,294
1.75%	88	—	—	—	12,774
1.80%	88	—	—	—	29,513
1.85%	151,298	—	—	—	4,123
1.90%	88	—	—	—	271
Total	$8,840,985	$8,645,425	$87,981,300	$136,442,182	$49,952,143

328	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II
0.55%	$289,582	$5,482	$432,450	$605,621	$415,209
0.60%	158	—	—	—	—
0.75%	6,647,049	5,878,387	12,153,975	17,981,931	9,288,723
0.85%	4,109,427	—	—	14,970,870	4,475,000
0.95%	13,626,763	4,196,640	8,821,820	14,633,133	5,988,731
1.00%	1,676,841	—	2,966,306	3,034,423	2,006,800
1.05%	2,714,873	—	—	9,845,872	2,733,355
1.10%	6,068,814	—	—	5,119,553	1,105,048
1.15%	2,938	—	—	—	—
1.20%	4,079,807	—	1,105,093	1,834,457	1,270,409
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	366,695	—	—	742,678	454,658
1.30%	2,626,249	—	—	2,576,708	437,539
1.35%	2,618,129	—	—	—	—
1.40%	213,335	—	—	—	—
1.45%	659,815	—	—	592,183	848,546
1.50%	126,178	—	—	—	—
1.55%	70,425	—	—	—	—
1.60%	210,245	—	—	—	—
1.65%	165,585	—	—	—	—
1.70%	135,282	—	—	—	—
1.75%	28,780	—	—	—	—
1.80%	46,236	—	—	—	—
1.85%	1,337	—	—	—	—
1.90%	144	—	—	—	—
Total	$46,484,687	$10,080,509	$25,479,644	$71,937,429	$29,024,018

Subaccount	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	CB Var Sm Cap Gro, Cl I
0.55%	$241,171	$474,475	$228,577	$86	$280,191
0.60%	—	145	104	—	—
0.75%	23,291,448	61,851,375	10,939,611	12,497,583	2,099,951
0.85%	—	22,155,883	6,472,781	—	4,189,487
0.95%	15,623,402	58,741,682	27,303,293	5,693,826	2,127,862
1.00%	—	10,660,919	3,222,511	1,783,645	500,855
1.05%	—	15,812,599	4,857,916	—	3,005,291
1.10%	—	12,389,521	9,485,055	—	1,574,044
1.15%	—	63,923	4,013	—	—
1.20%	—	11,405,191	5,775,178	798,752	238,243
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1,343,635	356,641	—	165,139
1.30%	—	6,966,540	5,793,027	—	646,315
1.35%	—	4,454,471	4,405,574	—	—
1.40%	—	221,951	794,393	—	—
1.45%	—	1,676,161	2,414,650	—	45,416
1.50%	—	958,099	895,720	—	—
1.55%	—	305,639	31,845	—	—
1.60%	—	192,625	230,797	—	—
1.65%	—	102,822	213,271	—	—
1.70%	—	290,194	380,584	—	—
1.75%	—	159	60,593	—	—
1.80%	—	39,327	84,932	—	—
1.85%	—	105,933	147,870	—	—
1.90%	—	134	81	—	—
Total	$39,156,021	$210,213,403	$84,099,017	$20,773,892	$14,872,794

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	329

Subaccount	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
0.55%	$1,666,151	$24,727	$640,131	$—	$388,883
0.60%	54	98	24	58	—
0.75%	92,053,529	361,830	16,443,235	—	140,270,945
0.85%	36,377,501	263,990	9,058,776	517,847	5,607,752
0.95%	110,016,012	1,415,286	30,393,167	7,802,775	66,860,308
1.00%	19,022,511	106,814	3,412,492	—	8,339,728
1.05%	24,908,450	138,113	6,765,710	909,648	3,331,049
1.10%	44,322,762	878,085	12,839,993	3,006,705	1,687,574
1.15%	296,479	118	594	51,276	—
1.20%	23,598,166	614,877	9,762,816	2,036,300	3,051,067
1.25%	—	—	—	—	—
1.25%	4,208,719	—	—	—	574,109
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	67,190,231	—	—	—	138,758,842
1.25%	—	1,605	248,055	61	—
1.30%	24,439,147	263,779	3,872,092	2,333,079	938,076
1.35%	23,580,223	171,047	5,458,213	3,236,769	—
1.40%	1,358,359	1,718	324,850	108,430	—
1.45%	4,815,428	59,840	1,334,955	482,205	99,526
1.50%	2,665,589	61,672	968,017	223,312	—
1.55%	895,759	19,059	60,791	84,861	—
1.60%	862,031	14,166	365,820	243,198	—
1.65%	490,452	10,557	106,837	40,543	—
1.70%	1,128,567	115	448,018	103,041	—
1.75%	403,209	115	18,194	51	—
1.80%	321,588	115	24	8,347	—
1.85%	533,346	114	91,262	8,707	—
1.90%	49	3,861	24	55	—
Total	$485,154,312	$4,411,701	$102,614,090	$21,197,268	$369,907,859

Subaccount	Col VP Div Abs Return, Cl 2	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 2
0.55%	$14,469	$—	$2,774,792	$495,051	$—
0.60%	20	35	—	83	106
0.75%	596,581	—	216,612,994	2,386,807	—
0.85%	322,910	2,073,805	51,145,632	1,233,884	2,011,758
0.95%	784,899	17,962,409	123,693,334	4,504,561	14,215,399
1.00%	90,738	—	29,631,899	438,442	—
1.05%	246,672	2,128,433	24,501,023	980,321	1,818,391
1.10%	218,843	8,931,124	15,646,933	1,427,981	5,105,920
1.15%	20	53,665	—	81	50,892
1.20%	323,903	6,046,127	11,886,904	1,109,159	5,445,375
1.25%	—	—	64,643,344	—	—
1.25%	—	—	2,879,506	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	21,034	54	—	153,299	21,570
1.30%	584,698	5,926,045	6,560,784	789,057	3,375,712
1.35%	252,590	6,126,274	—	694,917	5,281,430
1.40%	21	942,195	—	8,416	397,318
1.45%	31,584	818,072	2,077,385	394,905	588,014
1.50%	21	2,718,391	—	36,976	627,366
1.55%	11,247	65,278	—	14,690	58,760
1.60%	21	375,985	—	11,435	114,942
1.65%	10,400	121,285	—	41,655	318,225
1.70%	21	277,672	—	27,557	63,517
1.75%	20	2,126	—	152	668
1.80%	20	40,915	—	79	87,211
1.85%	20	24,505	—	79	27,800
1.90%	20	45	—	79	5,096
Total	$3,510,772	$54,634,440	$552,054,530	$14,749,666	$39,615,470

330	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Emer Mkts, Cl 3	Col VP Global Bond, Cl 2	Col VP Global Bond, Cl 3	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3
0.55%	$2,158,831	$—	$418,323	$—	$3,306,719
0.60%	—	69	—	2,001	—
0.75%	47,948,379	—	32,465,539	—	40,388,017
0.85%	17,954,605	470,455	8,723,648	657,338	12,002,367
0.95%	29,286,853	3,400,364	26,632,334	8,772,375	27,386,681
1.00%	8,427,647	—	3,880,891	—	4,413,594
1.05%	9,584,428	496,845	5,841,023	856,214	7,429,380
1.10%	7,752,062	762,292	2,168,688	4,368,093	4,216,430
1.15%	—	70	—	1,999	—
1.20%	2,629,889	1,340,387	3,041,151	2,940,711	1,727,806
1.25%	34,044,911	—	—	—	—
1.25%	1,188,334	—	445,238	—	1,892,726
1.25%	—	—	—	—	—
1.25%	—	—	7,861,163	—	—
1.25%	—	—	—	—	14,921,686
1.25%	—	6,137	—	31,863	—
1.30%	2,638,538	846,898	1,793,141	2,464,239	1,431,586
1.35%	—	1,024,340	—	3,435,381	—
1.40%	—	336,763	—	1,056,979	—
1.45%	524,437	143,726	471,555	135,592	992,319
1.50%	—	118,304	—	927,743	—
1.55%	—	43,836	—	30,263	—
1.60%	—	12,817	—	318,358	—
1.65%	—	46,532	—	78,995	—
1.70%	—	26,341	—	208,046	—
1.75%	—	72	—	1,986	—
1.80%	—	6,915	—	3,032	—
1.85%	—	66	—	1,988	—
1.90%	—	65	—	1,998	—
Total	$164,138,914	$9,083,294	$93,742,694	$26,295,194	$120,109,311

Subaccount	Col VP Hi Yield Bond, Cl 2	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 2
0.55%	$—	$1,319,741	$—	$1,612,662	$—
0.60%	102	—	102	—	86
0.75%	—	88,485,810	—	52,576,524	—
0.85%	3,867,697	21,765,884	2,234,060	23,385,975	2,478,401
0.95%	18,511,533	68,941,853	9,819,694	38,305,233	14,520,337
1.00%	—	9,809,006	—	8,865,633	—
1.05%	2,363,719	15,388,426	1,788,402	15,137,360	1,353,585
1.10%	7,544,729	6,329,320	4,092,000	6,694,605	3,831,952
1.15%	109,616	—	89,659	—	49,562
1.20%	5,321,231	7,114,232	3,765,005	6,407,502	3,454,900
1.25%	—	—	—	—	—
1.25%	—	930,960	—	—	—
1.25%	—	—	—	—	—
1.25%	—	27,652,043	—	—	—
1.25%	—	—	—	—	—
1.25%	18,405	—	12,179	1,264,837	23,166
1.30%	3,314,016	3,505,359	2,094,563	4,577,965	3,482,590
1.35%	3,908,589	—	2,243,307	—	3,034,133
1.40%	433,001	—	711,532	—	787,982
1.45%	1,086,507	2,369,523	681,947	1,599,562	602,479
1.50%	896,985	—	831,137	—	427,737
1.55%	222,058	—	242,446	—	249,231
1.60%	91,105	—	137,488	—	147,995
1.65%	72,319	—	151,848	—	241,188
1.70%	269,874	—	111,054	—	208,486
1.75%	2,146	—	1,877	—	633
1.80%	59,446	—	46,777	—	14,730
1.85%	36,669	—	16,831	—	51,231
1.90%	36,284	—	96	—	10,873
Total	$48,166,031	$253,612,157	$29,072,004	$160,427,858	$34,971,277

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	331

Subaccount	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 2
0.55%	$1,212,903	$—	$1,259,878	$533,564	$77,280
0.60%	—	24	—	25	81
0.75%	128,404,455	—	70,738,595	72,360,033	4,711,946
0.85%	32,741,122	1,252,789	9,027,680	22,187,632	2,474,850
0.95%	101,308,313	13,285,240	37,424,949	98,106,926	10,824,308
1.00%	13,751,534	—	6,034,860	13,836,626	931,340
1.05%	25,504,553	2,775,211	4,683,075	13,265,362	2,110,347
1.10%	8,406,522	4,765,359	2,369,159	30,118,234	2,032,538
1.15%	—	44,650	—	178,237	21,319
1.20%	11,752,758	5,668,469	2,618,233	20,355,504	2,957,962
1.25%	—	—	—	—	—
1.25%	1,485,707	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	31,817,778	—	—	—	—
1.25%	—	8,707	462,265	1,499,903	271,241
1.30%	6,048,237	4,056,155	736,976	20,282,289	1,578,549
1.35%	—	4,534,413	—	13,093,155	2,351,345
1.40%	—	166,658	—	918,369	365,155
1.45%	2,095,600	566,823	124,415	3,446,298	627,462
1.50%	—	693,914	—	1,469,537	380,654
1.55%	—	103,106	—	356,208	58,397
1.60%	—	235,671	—	371,492	26,547
1.65%	—	92,799	—	273,643	93,438
1.70%	—	321,196	—	733,185	304,299
1.75%	—	1,891	—	28,841	10,468
1.80%	—	8,603	—	13,507	88
1.85%	—	24	—	175,515	46,212
1.90%	—	24	—	17,884	79
Total	$364,529,482	$38,581,726	$135,480,085	$313,621,969	$32,255,905

Subaccount	Col VP Long Govt/ Cr Bond, Cl 2	Col VP Mid Cap Gro, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 2	Col VP Mid Cap Val, Cl 3
0.55%	$70,058	$—	$202,106	$—	$622,067
0.60%	84	24	—	23	—
0.75%	2,496,058	—	27,188,568	—	20,092,297
0.85%	1,432,209	452,648	4,336,004	1,058,995	14,790,342
0.95%	5,300,887	4,614,498	15,543,868	8,835,489	13,409,052
1.00%	718,187	—	1,638,623	—	2,669,843
1.05%	1,178,286	683,773	2,472,462	1,988,644	7,037,481
1.10%	1,047,364	2,054,123	1,163,876	3,379,489	4,098,216
1.15%	83	4,431	—	11,871	—
1.20%	853,779	1,904,244	812,833	3,315,924	1,213,534
1.25%	—	—	—	—	—
1.25%	—	—	89,528	—	—
1.25%	—	—	26,791,755	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	101,640	25	—	23	337,994
1.30%	527,953	1,118,366	483,540	1,877,092	1,774,907
1.35%	764,397	1,330,042	—	3,397,688	—
1.40%	61,226	174,179	—	327,197	—
1.45%	388,084	226,435	77,401	401,133	327,754
1.50%	171,564	163,973	—	912,691	—
1.55%	27,370	33	—	38,696	—
1.60%	11,398	103,128	—	160,755	—
1.65%	82	21,285	—	110,898	—
1.70%	20,759	66,157	—	54,767	—
1.75%	7,999	403	—	665	—
1.80%	82	54	—	64,489	—
1.85%	82	19,392	—	1,079	—
1.90%	82	57	—	45	—
Total	$15,179,713	$12,937,270	$80,800,564	$25,937,653	$66,373,487

332	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 2
0.55%	$—	$681,953	$—	$148,360	$—
0.60%	110	—	25	—	34
0.75%	—	24,678,519	—	13,664,108	—
0.85%	1,244,924	8,587,155	1,099,018	5,284,551	203,305
0.95%	8,050,423	15,769,218	8,415,799	10,996,998	4,019,390
1.00%	—	2,927,967	—	1,687,170	—
1.05%	2,112,269	5,205,459	918,251	4,757,207	317,818
1.10%	2,903,157	4,023,358	2,126,905	1,391,126	1,622,835
1.15%	25,773	—	24	—	52
1.20%	3,078,504	1,669,610	2,776,269	935,767	2,799,879
1.25%	—	—	—	—	—
1.25%	—	753,146	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	28,501,800	—	—	—
1.25%	7,925	—	13,169	104,980	24
1.30%	2,039,695	1,651,889	1,605,596	696,647	1,219,337
1.35%	2,115,432	—	2,391,511	—	1,975,704
1.40%	216,945	—	138,162	—	158,157
1.45%	615,484	205,129	338,889	140,522	81,538
1.50%	334,242	—	136,322	—	139,574
1.55%	54,552	—	11,224	—	22,341
1.60%	104,475	—	138,017	—	11,701
1.65%	106,312	—	74,787	—	32,316
1.70%	147,484	—	146,260	—	34,177
1.75%	111	—	1,471	—	25,701
1.80%	12,367	—	174,201	—	68,926
1.85%	11,422	—	25	—	10,823
1.90%	9,225	—	25	—	22
Total	$23,190,831	$94,655,203	$20,505,950	$39,807,436	$12,743,654

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP Strategic Inc, Cl 2	Col VP US Eq, Cl 2	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3
0.55%	$319,100	$—	$—	$—	$155,777
0.60%	—	92	23	83	—
0.75%	20,660,332	—	—	—	31,584,809
0.85%	3,264,945	2,550,799	818,370	305,388	7,627,915
0.95%	13,061,601	17,865,990	6,034,148	3,685,506	27,096,981
1.00%	2,446,538	—	—	—	3,326,847
1.05%	2,514,694	1,573,074	917,111	760,270	4,673,768
1.10%	1,430,688	5,420,312	1,632,862	2,103,163	1,652,963
1.15%	—	136,243	26,025	63,915	—
1.20%	820,594	5,791,599	2,523,246	826,429	3,112,831
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	165,501	33,394	8,532	18,926	346,093
1.30%	864,767	5,281,284	1,462,418	1,258,292	1,340,474
1.35%	—	3,724,918	1,352,557	1,005,382	—
1.40%	—	758,931	268,460	88,069	—
1.45%	46,418	776,989	117,549	227,012	823,823
1.50%	—	853,814	163,767	419,690	—
1.55%	—	441,292	28,549	55,868	—
1.60%	—	198,677	105,696	44,906	—
1.65%	—	216,886	90,470	74,232	—
1.70%	—	163,528	2,187	147,170	—
1.75%	—	48,982	52,881	80	—
1.80%	—	19,108	50,689	8,240	—
1.85%	—	90	21	29,684	—
1.90%	—	90	21	79	—
Total	$45,595,178	$45,856,092	$15,655,582	$11,122,384	$81,742,281

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	333

Subaccount	CS Commodity Return	CTIVP AC Div Bond, Cl 2	CTIVP AQR Man Fut Strategy, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3
0.55%	$207,533	$—	$524,136	$—	$623,058
0.60%	—	84	74	85	—
0.75%	5,616,338	—	3,662,516	—	32,757,316
0.85%	2,430,378	510,943	1,503,887	556,971	10,738,732
0.95%	4,341,279	4,236,794	5,757,661	4,737,967	24,548,556
1.00%	1,524,725	—	1,140,095	—	4,690,494
1.05%	1,762,341	294,364	1,326,932	442,029	6,858,535
1.10%	1,239,995	1,212,346	2,117,935	1,561,189	2,409,326
1.15%	—	83	5,141	84	—
1.20%	761,882	1,526,539	860,757	1,665,005	3,903,461
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	130,949	87	192,515	3,049	674,791
1.30%	563,355	1,175,570	745,958	1,166,674	2,137,877
1.35%	—	1,485,465	980,111	1,409,043	—
1.40%	—	25,421	73	129,408	—
1.45%	162,206	320,161	291,019	315,651	1,058,226
1.50%	—	89,659	95,584	122,569	—
1.55%	—	8,222	19,764	26,060	—
1.60%	—	5,348	54,589	138,997	—
1.65%	—	18,609	9,678	52,079	—
1.70%	—	80,609	22,276	78,121	—
1.75%	—	86	138	11,441	—
1.80%	—	26,920	72	42,512	—
1.85%	—	81	1,395	26,159	—
1.90%	—	81	72	104	—
Total	$18,740,981	$11,017,472	$19,312,378	$12,485,197	$90,400,372

Subaccount	CTIVP CenterSquare Real Est, Cl 2	CTIVP DFA Intl Val, Cl 2	CTIVP EV Floating Rate Inc, Cl 2	CTIVP Lazard Intl Eq Adv, Cl 2	CTIVP Loomis Sayles Gro, Cl 1
0.55%	$—	$—	$—	$76,418	$710,954
0.60%	105	112	90	96	—
0.75%	—	—	—	1,433,845	45,708,766
0.85%	1,669,973	1,024,901	1,459,890	1,142,698	28,985,395
0.95%	8,498,137	6,347,569	12,413,883	6,076,367	29,322,306
1.00%	—	—	—	448,122	6,111,596
1.05%	1,336,368	794,203	1,827,927	1,022,915	14,862,722
1.10%	4,301,806	3,632,132	6,233,067	1,670,835	8,341,048
1.15%	57,777	4,924	26,311	93	—
1.20%	2,764,711	2,169,619	6,804,750	1,613,335	2,600,377
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	120	9,249	54,586	68,786	1,558,033
1.30%	1,803,314	1,645,516	3,651,637	1,237,099	3,368,069
1.35%	2,974,333	1,926,926	4,351,561	664,590	—
1.40%	255,563	73,118	532,358	23,025	—
1.45%	431,246	304,087	777,964	106,595	941,086
1.50%	378,445	261,522	1,092,162	52,984	—
1.55%	97,076	2,519	147,537	24,640	—
1.60%	47,086	6,885	259,439	18,280	—
1.65%	100,680	41,827	254,078	16,933	—
1.70%	100,673	22,084	130,165	16,577	—
1.75%	113	110	12,851	91	—
1.80%	15,352	664	134,876	57,840	—
1.85%	2,179	106,233	12,337	91	—
1.90%	98	105	11,150	91	—
Total	$24,835,155	$18,374,305	$40,188,619	$15,772,346	$142,510,352

334	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	CTIVP Loomis Sayles Gro, Cl 2	CTIVP LA Capital Lg Cap Gro, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 2	CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP MFS Val, Cl 2
0.55%	$—	$—	$—	$195,838	$—
0.60%	26	26	24	—	23
0.75%	—	—	—	9,586,585	—
0.85%	745,588	323,845	573,064	8,344,347	1,352,819
0.95%	8,144,433	2,898,835	2,929,942	5,867,334	16,942,419
1.00%	—	—	—	751,765	—
1.05%	1,080,680	382,053	430,893	3,604,729	1,359,336
1.10%	3,868,229	1,477,047	1,016,662	1,551,537	8,497,926
1.15%	7,696	37	41,351	—	32,623
1.20%	2,873,696	1,967,105	1,744,657	637,658	5,714,909
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29	26	24	226,301	25
1.30%	1,729,967	601,712	1,026,752	1,204,767	3,144,010
1.35%	2,242,690	798,071	723,827	—	4,512,895
1.40%	24,876	193,632	538,508	—	407,011
1.45%	183,725	169,491	231,477	217,802	673,833
1.50%	92,794	245,753	584,232	—	1,085,479
1.55%	34	30,301	51	—	105,057
1.60%	106,725	38,308	42,277	—	65,541
1.65%	84,025	18,927	18,700	—	233,897
1.70%	137,959	83,896	44,502	—	251,738
1.75%	782	26	24	—	11,359
1.80%	2,954	706	64,812	—	26
1.85%	25,924	55	2,376	—	491,906
1.90%	58	55	24	—	24
Total	$21,352,890	$9,229,907	$10,014,179	$32,188,663	$44,882,856

Subaccount	CTIVP MS Adv, Cl 2	CTIVP Oppen Intl Gro, Cl 2	CTIVP Pyramis Intl Eq, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 2
0.55%	$—	$—	$—	$—	$—
0.60%	57	109	107	24	80
0.75%	—	—	—	—	—
0.85%	559,236	1,074,721	461,175	556,206	569,378
0.95%	2,741,468	12,840,706	2,641,030	4,963,295	2,633,879
1.00%	—	—	—	—	—
1.05%	418,368	744,944	431,845	437,671	366,198
1.10%	1,110,021	3,411,739	1,149,332	2,346,817	720,428
1.15%	56	16,276	3,473	2,874	7,740
1.20%	1,823,303	3,811,590	861,454	2,236,835	748,424
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	26	119	108	23	81
1.30%	562,034	2,218,801	472,879	1,460,080	374,567
1.35%	730,675	2,969,262	1,279,848	1,821,411	471,221
1.40%	283,867	500,021	22,542	518,734	203,500
1.45%	173,572	347,803	76,375	321,952	391,729
1.50%	102,688	214,839	137,467	330,427	100,645
1.55%	16,407	35,162	16,068	49,172	90
1.60%	11,596	156,652	57,178	49,618	8,376
1.65%	24	65,661	80	48,108	5,393
1.70%	31,355	41,911	28,067	68,731	15,656
1.75%	707	622	105	8,145	80
1.80%	30	31,927	806	742	23,273
1.85%	26	46,779	101	24,827	76
1.90%	25	103	80	23	76
Total	$8,565,541	$28,529,747	$7,640,120	$15,245,715	$6,640,890

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	335

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP WF Short Duration Govt, Cl 2	CTIVP Westfield Mid Cap Gro, Cl 2	Deutsche Alt Asset Alloc VIP, Cl B
0.55%	$—	$264,819	$16,701	$—	$30,486
0.60%	55	—	75	53	84
0.75%	—	12,277,156	3,254,727	—	3,895,708
0.85%	2,401,880	5,722,650	1,559,235	700,449	1,822,862
0.95%	13,079,182	7,789,736	6,880,011	6,357,806	6,275,488
1.00%	—	2,190,923	384,789	—	458,442
1.05%	2,382,107	3,512,084	585,114	897,172	1,601,992
1.10%	4,574,180	1,867,328	1,462,702	2,319,002	1,144,360
1.15%	7,151	—	4,871	52	2,166
1.20%	4,599,064	847,626	1,938,703	2,812,852	1,158,648
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29,420	329,900	93,438	20,730	170,138
1.30%	2,991,903	884,874	1,294,420	903,760	739,958
1.35%	3,909,706	—	902,687	2,238,284	805,693
1.40%	127,254	—	70,935	214,057	209,579
1.45%	388,512	166,287	395,797	356,100	175,202
1.50%	495,749	—	177,466	602,027	205,024
1.55%	105,292	—	132,117	17,217	42,685
1.60%	73,244	—	15,488	45,137	28,493
1.65%	174,148	—	62,801	17,999	21,975
1.70%	126,891	—	67,811	64,319	66,834
1.75%	26	—	76	31,248	961
1.80%	49,658	—	11,065	24	79
1.85%	2,386	—	24,612	22,690	15,399
1.90%	34	—	74	24	77
Total	$35,517,842	$35,853,383	$19,335,715	$17,621,002	$18,872,333

Subaccount	Drey VIF Intl Eq, Serv	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2
0.55%	$—	$2,900,608	$2,394,952	$377,234	$259,111
0.60%	—	—	197	—	—
0.75%	—	44,326,806	115,015,090	26,630,279	60,194,292
0.85%	2,429,734	19,632,497	62,108,827	—	—
0.95%	—	38,075,260	112,385,985	18,462,837	36,802,399
1.00%	—	7,272,497	19,187,077	—	9,018,108
1.05%	1,583,682	13,451,480	39,654,064	—	—
1.10%	1,067,269	7,905,660	40,781,342	—	—
1.15%	—	—	108,754	—	—
1.20%	—	4,589,416	21,096,881	—	4,347,446
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	176,894	1,756,026	6,206,709	—	—
1.30%	274,196	5,804,008	19,512,722	—	—
1.35%	—	—	11,925,520	—	—
1.40%	—	—	1,206,672	—	—
1.45%	246,326	2,763,187	6,182,893	—	—
1.50%	—	—	1,908,784	—	—
1.55%	—	—	247,102	—	—
1.60%	—	—	271,545	—	—
1.65%	—	—	335,010	—	—
1.70%	—	—	443,683	—	—
1.75%	—	—	15,618	—	—
1.80%	—	—	50,640	—	—
1.85%	—	—	78,929	—	—
1.90%	—	—	49,736	—	—
Total	$5,778,101	$148,477,445	$461,168,732	$45,470,350	$110,621,356

336	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2
0.55%	$570,220	$2,419,849	$28,632	$473,452	$273,117
0.60%	—	194	—	—	85
0.75%	52,838,811	161,625,399	7,794,674	24,114,799	22,049,488
0.85%	—	48,737,546	—	7,411,143	10,324,899
0.95%	37,918,569	111,671,706	5,833,842	16,265,147	34,399,845
1.00%	—	28,005,169	—	4,114,535	4,532,399
1.05%	—	24,916,440	—	3,676,833	10,934,330
1.10%	—	23,350,835	—	2,196,497	11,192,928
1.15%	—	29,385	—	—	41,804
1.20%	—	20,119,192	—	1,749,453	6,981,712
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2,610,270	—	390,089	1,727,278
1.30%	—	10,785,035	—	1,145,477	5,360,974
1.35%	—	5,933,645	—	—	4,757,539
1.40%	—	698,316	—	—	221,331
1.45%	—	2,263,864	—	433,279	2,296,252
1.50%	—	625,688	—	—	1,048,338
1.55%	—	64,231	—	—	110,275
1.60%	—	261,756	—	—	303,744
1.65%	—	99,650	—	—	194,928
1.70%	—	155,426	—	—	275,853
1.75%	—	42,701	—	—	85
1.80%	—	19,143	—	—	85
1.85%	—	155,563	—	—	70,055
1.90%	—	181	—	—	63,134
Total	$91,327,600	$444,591,184	$13,657,148	$61,970,704	$117,160,478

Subaccount	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst
0.55%	$696,184	$142,506	$416,404	$952,197	$1,378,856
0.60%	—	95	128	149	—
0.75%	44,451,593	6,631,537	30,010,632	46,922,117	81,527,981
0.85%	8,929,524	4,764,938	15,748,868	13,399,832	—
0.95%	27,539,578	15,961,261	28,267,300	38,627,634	49,755,502
1.00%	5,814,725	1,068,356	7,646,941	6,910,778	11,778,797
1.05%	4,057,212	3,096,796	8,663,094	6,410,564	—
1.10%	3,335,833	10,084,905	7,195,622	8,132,118	—
1.15%	—	92	2,990	53,604	—
1.20%	2,491,551	5,419,223	4,847,473	7,515,374	5,356,974
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	329,410	387,230	966,338	374,270	—
1.30%	2,165,985	3,106,987	4,327,728	4,039,075	—
1.35%	—	4,300,459	1,464,805	3,452,301	—
1.40%	—	257,340	6,281	391,057	—
1.45%	284,599	2,268,616	756,921	442,593	—
1.50%	—	353,168	122,155	404,274	—
1.55%	—	90,726	18,842	60,328	—
1.60%	—	123,930	36,833	134,117	—
1.65%	—	146,832	38,897	34,945	—
1.70%	—	292,817	49,779	192,001	—
1.75%	—	15,117	104	165	—
1.80%	—	24,670	50,708	657	—
1.85%	—	133,630	29,854	10,958	—
1.90%	—	89	119	126	—
Total	$100,096,194	$58,671,320	$110,668,816	$138,461,234	$149,798,110

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	337

Subaccount	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II
0.55%	$371,533	$246,320	$1,048,086	$4,331	$98,323
0.60%	71	—	—	—	—
0.75%	476,180	3,954,239	58,572,631	8,553,117	26,637,822
0.85%	228,626	—	8,799,862	—	3,102,582
0.95%	1,882,399	2,529,807	38,165,623	4,733,346	13,860,316
1.00%	45,012	—	6,665,621	—	3,704,143
1.05%	318,531	—	5,510,502	—	1,374,805
1.10%	583,105	—	1,700,433	—	507,877
1.15%	70	—	—	—	—
1.20%	495,397	—	2,885,920	—	1,379,036
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,267	—	519,261	—	165,996
1.30%	440,148	—	1,030,882	—	209,196
1.35%	216,167	—	—	—	—
1.40%	13,411	—	—	—	—
1.45%	90,882	—	164,861	—	100,770
1.50%	12,833	—	—	—	—
1.55%	77	—	—	—	—
1.60%	1,794	—	—	—	—
1.65%	9,289	—	—	—	—
1.70%	1,541	—	—	—	—
1.75%	75	—	—	—	—
1.80%	69	—	—	—	—
1.85%	24,886	—	—	—	—
1.90%	68	—	—	—	—
Total	$5,223,431	$6,730,366	$125,063,682	$13,290,794	$51,140,866

Subaccount	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I	Invesco VI Div Divd, Ser II
0.55%	$245,241	$1,155,333	$—	$312,338	$—
0.60%	90	—	—	—	—
0.75%	6,023,096	62,000,715	—	17,296,800	—
0.85%	2,839,566	12,925,862	—	—	9,502,823
0.95%	12,847,946	33,478,669	—	10,776,718	—
1.00%	2,613,799	14,533,806	—	4,269,879	—
1.05%	2,541,958	6,821,776	—	—	7,142,357
1.10%	6,247,723	3,967,962	—	—	3,713,818
1.15%	2,924	—	—	—	—
1.20%	3,709,732	5,901,049	—	1,738,572	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	273,207	734,247	79,549,383	—	486,099
1.30%	4,618,298	2,714,064	—	—	1,625,717
1.35%	2,116,514	—	—	—	—
1.40%	301,161	—	—	—	—
1.45%	1,058,758	581,948	—	—	393,271
1.50%	505,335	—	—	—	—
1.55%	8,640	—	—	—	—
1.60%	213,032	—	—	—	—
1.65%	190,185	—	—	—	—
1.70%	95,653	—	—	—	—
1.75%	380,565	—	—	—	—
1.80%	78	—	—	—	—
1.85%	61,127	—	—	—	—
1.90%	85	—	—	—	—
Total	$46,894,713	$144,815,431	$79,549,383	$34,394,307	$22,864,085

338	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Invesco VI Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I
0.55%	$636,111	$589,681	$134,232	$144,774	$604,444
0.60%	—	—	—	—	—
0.75%	12,726,385	26,641,094	11,669,830	3,727,380	12,374,243
0.85%	9,393,291	12,158,088	—	2,588,202	—
0.95%	7,969,431	21,622,629	7,893,827	1,796,530	6,149,020
1.00%	1,902,704	3,604,316	591,795	802,799	2,605,721
1.05%	5,389,964	6,654,610	—	1,103,459	—
1.10%	3,918,884	3,547,480	—	1,084,092	—
1.15%	—	—	—	—	—
1.20%	629,798	1,382,708	335,991	527,592	891,894
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	384,919	546,409	—	162,856	—
1.30%	1,297,509	1,308,653	—	432,960	—
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	321,245	318,787	—	122,632	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
1.90%	—	—	—	—	—
Total	$44,570,241	$78,374,455	$20,625,675	$12,493,276	$22,625,322

Subaccount	Ivy VIP Asset Strategy	Janus Henderson Enterprise, Serv	Janus Henderson Flex Bond, Serv	Janus Henderson Gbl Alloc Mod, Srv	Janus Henderson Global Tech, Serv
0.55%	$16,490	$63,555	$48,716	$107	$111,170
0.60%	86	—	80	107	—
0.75%	1,437,051	10,215,653	7,547,335	673,736	14,748,668
0.85%	1,588,769	—	5,843,355	417,482	—
0.95%	4,518,568	5,560,000	17,214,968	2,396,889	8,579,618
1.00%	622,537	—	1,213,742	2,689	556,531
1.05%	978,593	—	3,641,407	271,995	—
1.10%	2,845,031	—	5,028,590	961,852	—
1.15%	84	—	135,025	103	—
1.20%	1,048,699	—	3,797,915	670,591	234,042
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	121,108	—	337,588	6,073	—
1.30%	1,157,864	—	2,218,870	223,239	—
1.35%	935,299	—	1,655,145	580,532	—
1.40%	77	—	173,094	14,959	—
1.45%	695,339	—	1,001,038	130,277	—
1.50%	80,983	—	160,717	85,628	—
1.55%	25,234	—	22,820	77	—
1.60%	22,002	—	69,069	76	—
1.65%	87	—	57,521	326,187	—
1.70%	27,085	—	83,174	19,360	—
1.75%	8,709	—	13,613	100	—
1.80%	74	—	30,535	5,893	—
1.85%	109	—	1,827	10,259	—
1.90%	81	—	38,690	99	—
Total	$16,129,959	$15,839,208	$50,334,834	$6,798,310	$24,230,029

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	339

Subaccount	Janus Henderson Overseas, Serv	Janus Henderson Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.55%	$121,906	$362,400	$177,851	$188,720	$204,382
0.60%	—	200	103	—	—
0.75%	14,479,823	10,611,946	2,624,092	27,985,488	19,475,492
0.85%	—	9,772,957	1,372,329	4,230,080	—
0.95%	10,776,259	11,080,340	4,043,195	16,816,649	11,741,187
1.00%	476,882	1,592,717	555,121	3,934,160	1,659,435
1.05%	—	4,582,592	1,088,742	3,788,930	—
1.10%	—	3,777,860	2,237,959	2,857,095	—
1.15%	—	31,292	101	—	—
1.20%	267,684	1,803,559	1,468,759	1,465,677	1,009,883
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	395,542	145,024	615,161	—
1.30%	—	1,605,478	1,913,911	952,502	—
1.35%	—	1,314,152	693,504	—	—
1.40%	—	8,480	89	—	—
1.45%	—	570,356	141,981	339,668	—
1.50%	—	284,311	56,899	—	—
1.55%	—	51,908	18,048	—	—
1.60%	—	58,979	119,719	—	—
1.65%	—	205	108	—	—
1.70%	—	44,478	167,860	—	—
1.75%	—	219	99	—	—
1.80%	—	10,230	50,371	—	—
1.85%	—	6,305	28,939	—	—
1.90%	—	185	97	—	—
Total	$26,122,554	$47,966,691	$16,904,901	$63,174,130	$34,090,379

Subaccount	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	NB AMT Sus Eq, Cl S
0.55%	$1,159,541	$317,882	$246,258	$136,155	$—
0.60%	155	—	119	—	147
0.75%	52,038,539	11,305,298	5,931,387	4,107,713	—
0.85%	24,596,928	6,840,157	4,791,516	2,991,365	2,611,152
0.95%	46,675,977	8,545,947	7,302,463	3,414,168	2,773,001
1.00%	7,945,333	2,356,263	1,184,359	584,480	—
1.05%	13,378,517	4,502,155	3,319,289	1,407,866	1,119,836
1.10%	12,315,016	2,335,428	2,996,177	1,299,321	1,086,898
1.15%	11,076	—	6,536	—	143
1.20%	8,333,999	963,336	1,463,367	194,924	604,494
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,219,095	375,747	549,629	152,835	166,844
1.30%	4,855,360	1,160,204	1,402,668	732,942	259,360
1.35%	2,990,256	—	655,517	—	209,246
1.40%	757,216	—	96,576	—	133
1.45%	1,578,318	401,806	211,066	128,660	86,401
1.50%	1,412,375	—	123,430	—	358,419
1.55%	208,613	—	14,999	—	10,515
1.60%	174,334	—	13,988	—	1,010
1.65%	124,925	—	20,984	—	135
1.70%	139,261	—	1,790	—	131
1.75%	25,592	—	80	—	159
1.80%	59,293	—	70,125	—	31,970
1.85%	143,589	—	110	—	137
1.90%	143	—	109	—	137
Total	$180,143,451	$39,104,223	$30,402,542	$15,150,429	$9,320,268

340	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	NB AMT US Eq Index PW Strat, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St VA, Serv	Oppen Main St Sm Cap VA, Serv
0.55%	$76,692	$610,354	$1,756,795	$—	$723,023
0.60%	73	249	81	—	155
0.75%	198,815	34,636,773	100,212,629	—	22,181,401
0.85%	175,834	13,884,527	37,103,252	1,820,097	10,904,858
0.95%	1,028,410	34,373,601	82,374,515	—	26,215,037
1.00%	5,130	7,895,055	15,299,787	—	5,851,693
1.05%	92,211	9,516,479	27,441,649	1,040,639	10,350,734
1.10%	484,571	9,415,529	14,048,709	416,902	8,623,248
1.15%	71	14,454	5,451	—	150
1.20%	397,053	7,735,227	11,220,980	—	6,624,343
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	71	1,425,160	2,174,744	78,630	468,296
1.30%	476,872	4,479,779	10,085,332	224,634	5,046,273
1.35%	167,504	4,556,277	1,097,052	—	3,016,948
1.40%	19,961	141,436	78	—	280,628
1.45%	137,643	883,262	3,332,000	160,070	695,870
1.50%	94	446,259	94,455	—	403,645
1.55%	79	237,430	60,340	—	133,215
1.60%	71	197,404	15,833	—	146,596
1.65%	71	91,372	31,056	—	50,214
1.70%	1,172	91,954	138,187	—	28,424
1.75%	8,551	1,404	77	—	131
1.80%	9,938	60,226	81	—	2,992
1.85%	71	232	27,992	—	1,122
1.90%	71	232	77	—	7,109
Total	$3,281,029	$130,694,675	$306,521,152	$3,740,972	$101,756,105

Subaccount	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
0.55%	$323,267	$4,163	$61,400	$440,288	$100,704
0.60%	92	86	2,243	—	—
0.75%	23,537,094	638,396	3,838,893	13,440,963	8,338,577
0.85%	12,335,074	122,719	2,004,210	—	—
0.95%	24,213,150	1,145,441	9,329,238	8,053,536	5,856,380
1.00%	3,737,693	61,184	673,937	2,738,916	1,194,338
1.05%	10,049,349	628,268	2,084,058	—	—
1.10%	5,137,704	730,197	4,727,044	—	—
1.15%	84	84	2,185	—	—
1.20%	4,183,274	297,074	2,015,180	1,143,964	490,299
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,147,683	800	34,766	—	—
1.30%	3,904,326	570,185	1,509,403	—	—
1.35%	806,394	321,397	2,229,929	—	—
1.40%	110,323	259,377	17,725	—	—
1.45%	1,065,092	32,157	684,873	—	—
1.50%	451,697	64,948	182,737	—	—
1.55%	87,195	1,069	60,380	—	—
1.60%	35,934	119	5,410	—	—
1.65%	101,589	29,790	144,287	—	—
1.70%	9,030	6,032	34,113	—	—
1.75%	80,614	81	119,611	—	—
1.80%	20,376	81	2,121	—	—
1.85%	86	81	79,018	—	—
1.90%	86	80	2,110	—	—
Total	$91,337,206	$4,913,809	$29,844,871	$25,817,667	$15,980,298

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	341

Subaccount	Put VT Sus Leaders, Cl IA	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 2	Third Ave Val
0.55%	$—	$45,497	$63,163	$168,995	$64,486
0.60%	—	—	—	98	—
0.75%	—	17,071,494	8,446,359	5,816,481	9,411,308
0.85%	—	—	—	4,423,753	—
0.95%	—	10,760,866	6,510,741	11,827,307	7,597,769
1.00%	—	701,349	—	1,633,446	—
1.05%	—	—	—	2,084,669	—
1.10%	—	—	—	3,755,964	—
1.15%	—	—	—	95	—
1.20%	—	541,070	—	2,188,793	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	67,956,912	—	—	204,567	—
1.30%	—	—	—	1,599,752	—
1.35%	—	—	—	1,400,128	—
1.40%	—	—	—	33,782	—
1.45%	—	—	—	513,899	—
1.50%	—	—	—	265,900	—
1.55%	—	—	—	1,843	—
1.60%	—	—	—	38,684	—
1.65%	—	—	—	48,999	—
1.70%	—	—	—	123,008	—
1.75%	—	—	—	33,108	—
1.80%	—	—	—	30,133	—
1.85%	—	—	—	12,111	—
1.90%	—	—	—	75	—
Total	$67,956,912	$29,120,276	$15,020,263	$36,205,590	$17,073,563

Subaccount	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Col Wanger Intl Eq, Cl 2	VP Conserv, Cl 2
0.55%	$106,507	$2,941,081	$5,634,453	$—	$1,477,563
0.60%	139	3,086	—	117	44
0.75%	2,256,164	81,357,721	112,704,842	—	38,840,712
0.85%	1,689,611	454,212,210	385,838,775	2,645,004	98,175,329
0.95%	3,321,864	312,445,444	58,051,330	11,598,165	118,445,452
1.00%	613,058	12,449,891	14,795,601	—	6,575,334
1.05%	834,080	33,436,927	127,801,488	1,657,400	27,358,417
1.10%	1,815,998	68,063,189	75,461,892	4,656,095	25,906,100
1.15%	128	252,403	—	47,548	14,048
1.20%	791,739	142,069,060	4,867,665	6,553,610	61,760,552
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	83,678	3,284,735	6,939,933	4,572	3,300,903
1.30%	567,149	32,890,967	16,324,266	2,395,982	33,535,858
1.35%	421,513	17,062,376	—	3,036,522	12,464,686
1.40%	5,371	8,995,489	—	638,492	9,868,014
1.45%	60,629	7,710,946	1,837,002	392,719	9,816,074
1.50%	93,833	2,772,882	—	441,088	2,938,655
1.55%	119	1,076,036	—	91,887	4,606,193
1.60%	71,528	1,166,807	—	114,067	1,247,430
1.65%	9,863	4,281,862	—	94,034	4,311,307
1.70%	1,195	721,021	—	81,664	3,952,735
1.75%	9,923	599,554	—	88	607,082
1.80%	4,058	23	—	17,485	1,354,758
1.85%	133	367,218	—	28,885	419,914
1.90%	133	50	—	90	24
Total	$12,758,413	$1,188,160,978	$810,257,247	$34,495,514	$466,977,184

342	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	VP Conserv, Cl 4	VP Man Risk, Cl 2	VP Man Risk US, Cl 2	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2
0.55%	$816,304	$12,033	$116	$22	$416,868
0.60%	—	21	21	22	22
0.75%	50,184,798	364,852	97,899	5,575,825	18,603,889
0.85%	214,890,275	694,252	1,239,091	39,536,747	99,964,148
0.95%	50,535,037	10,783,648	4,745,955	219,045,848	662,223,914
1.00%	6,984,628	48,621	1,064	302,241	2,103,444
1.05%	133,312,439	270,874	114,088	17,647,928	42,757,242
1.10%	50,687,744	3,801,213	3,400,543	87,439,330	313,158,283
1.15%	—	21	21	22	29
1.20%	5,350,350	114,732	297,410	11,780,894	46,915,435
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,467,637	37,999	21	75,280	12,213
1.30%	33,996,141	609,532	440,150	11,331,068	41,777,965
1.35%	—	327,313	329,744	10,443,628	39,458,071
1.40%	—	21	21	1,619,426	1,327,041
1.45%	12,640,854	21	21	3,660,774	8,909,216
1.50%	—	1,699	21	1,042,227	1,560,829
1.55%	—	13,093	21	23	263,380
1.60%	—	21	21	27,836	511,877
1.65%	—	21	21	195,365	336,878
1.70%	—	21	21	803,726	2,512,296
1.75%	—	21	21	22	33,251
1.80%	—	21	21	22	17,820
1.85%	—	21	21	2,272,918	455,468
1.90%	—	21	21	22	22
Total	$565,866,207	$17,080,092	$10,666,354	$412,801,216	$1,283,319,601

Subaccount	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	$8,584,529	$2,377,960	$5,486,989	$10,500,791	$2,669,443
0.60%	23	23	23	—	23
0.75%	236,045,898	151,686,842	373,263,504	835,080,368	230,861,752
0.85%	1,496,826,066	1,005,797,173	2,345,797,129	4,140,902,486	1,400,378,106
0.95%	4,717,685,635	7,190,194,078	1,946,215,658	552,983,358	1,034,713,624
1.00%	26,472,500	21,460,675	53,367,270	115,824,695	30,077,087
1.05%	496,032,286	1,394,285,238	190,749,902	1,621,805,122	105,520,939
1.10%	1,809,075,640	2,356,311,897	359,899,628	933,338,050	226,595,828
1.15%	3,502,978	11,810,395	1,110,191	—	427,373
1.20%	302,102,849	406,131,040	1,127,477,219	55,335,519	474,886,975
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	201,424	520,242	21,440,616	31,990,687	12,109,200
1.30%	127,323,667	436,174,734	238,763,291	373,056,650	110,861,897
1.35%	160,487,713	266,958,627	123,631,207	—	62,059,003
1.40%	4,579,716	36,195,305	68,634,956	—	24,279,919
1.45%	13,164,351	33,454,512	106,558,956	28,023,601	41,566,355
1.50%	6,895,650	22,810,671	26,158,745	—	14,001,547
1.55%	2,974,275	16,672,571	14,281,144	—	3,774,288
1.60%	3,628,528	8,606,185	17,087,875	—	6,547,022
1.65%	1,217,016	4,688,870	28,113,717	—	10,843,900
1.70%	716,020	9,631,925	15,614,427	—	5,520,220
1.75%	29,235	4,325,142	4,883,177	—	720,823
1.80%	24	12,083	1,098,381	—	635,933
1.85%	102,160	492,013	3,548,852	—	363,248
1.90%	24	55,359	25	—	46
Total	$9,417,648,207	$13,380,653,560	$7,073,182,882	$8,698,841,327	$3,799,414,551

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	343

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Sm Cap Gro, Cl 2
0.55%	$11,811,248	$2,211,770	$3,316,368	$—	$—
0.60%	—	22	—	82	23
0.75%	401,696,452	107,475,171	178,360,848	—	—
0.85%	1,334,790,271	303,713,954	639,552,099	660,738	234,527
0.95%	244,800,124	387,955,093	141,621,073	2,968,001	2,429,420
1.00%	48,152,974	17,513,350	22,849,855	—	—
1.05%	501,734,242	58,474,529	325,319,378	299,722	386,176
1.10%	240,207,444	78,081,617	187,323,340	956,388	810,739
1.15%	—	899,137	—	81	24
1.20%	13,987,916	176,826,038	15,591,633	1,190,575	842,152
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	27,547,265	6,462,897	13,078,237	180,131	8,501
1.30%	70,485,053	73,645,520	108,681,026	1,598,406	638,970
1.35%	—	32,228,367	—	1,272,946	358,863
1.40%	—	22,851,157	—	143,599	21,874
1.45%	5,038,238	29,853,587	21,222,864	172,742	68,374
1.50%	—	5,901,509	—	187,207	87,471
1.55%	—	7,896,394	—	9,268	27
1.60%	—	7,734,967	—	20,333	35,167
1.65%	—	8,774,279	—	30,991	12,263
1.70%	—	6,609,939	—	57,529	24
1.75%	—	3,027,485	—	957	23
1.80%	—	2,222,658	—	1,697	47
1.85%	—	2,595,388	—	24,657	23
1.90%	—	1,060,827	—	79	23
Total	$2,900,251,227	$1,344,015,655	$1,656,916,721	$9,776,129	$5,934,711

Subaccount	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3	VP US Flex Conserv Gro, Cl 2	VP US Flex Gro, Cl 2	VP US Flex Mod Gro, Cl 2
0.55%	$—	$323,910	$21	$117	$21
0.60%	33	—	22	24	23
0.75%	—	40,567,581	78,529	559,735	594,478
0.85%	288,104	7,153,007	2,743,582	30,678,961	16,514,803
0.95%	3,134,403	22,045,791	51,245,148	624,703,016	441,975,180
1.00%	—	4,741,988	21	47,719	42,355
1.05%	198,032	3,784,987	1,061,338	34,299,603	15,231,457
1.10%	761,250	1,510,739	15,289,621	198,242,396	152,628,141
1.15%	33	—	22	489,585	23
1.20%	701,310	2,317,670	1,975,857	23,217,090	16,003,137
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	7,686	247,212	22	30,325	23
1.30%	294,440	651,155	2,739,493	12,354,784	15,420,033
1.35%	303,620	—	1,371,753	16,914,206	10,115,307
1.40%	36,450	—	22	1,401,703	1,110,880
1.45%	96,769	271,057	396,278	2,079,956	4,350,272
1.50%	85,070	—	125,248	101,790	486,705
1.55%	17,474	—	22	259,924	103,908
1.60%	38,125	—	22	698,865	277,110
1.65%	6,552	—	22	1,467,398	150,118
1.70%	21,275	—	38,744	389,181	598,163
1.75%	32	—	22	188,397	293,120
1.80%	26	—	20,839	56,593	21,005
1.85%	53	—	22	24	23
1.90%	48	—	22	24	23
Total	$5,990,785	$83,615,097	$77,086,692	$948,181,416	$675,916,308

344	∎ RIVERSOURCE VARIABLE ACCOUNT 10

Subaccount	Wanger Intl	Wanger USA	WF VT Index Asset Alloc, Cl 2	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2
0.55%	$2,186,114	$1,371,681	$226	$253,635	$44,000
0.60%	—	—	—	—	144
0.75%	90,761,061	120,251,993	15,886,427	12,790,347	18,141,295
0.85%	26,325,710	22,606,913	—	5,576,960	6,851,832
0.95%	56,865,500	73,871,838	9,025,087	11,299,650	14,905,769
1.00%	14,763,003	19,081,552	1,632,462	2,700,649	2,233,453
1.05%	14,246,910	13,470,718	—	2,966,373	4,253,553
1.10%	8,604,533	7,358,469	—	1,760,219	3,170,563
1.15%	—	—	—	—	20,366
1.20%	5,854,612	7,050,455	799,132	1,458,421	3,388,011
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,195,305	1,294,014	—	388,472	241,346
1.30%	2,829,526	2,786,896	—	1,180,429	1,881,498
1.35%	—	—	—	—	755,796
1.40%	—	—	—	—	204,859
1.45%	678,476	679,116	—	300,002	363,658
1.50%	—	—	—	—	49,305
1.55%	—	—	—	—	20,626
1.60%	—	—	—	—	32,005
1.65%	—	—	—	—	42,375
1.70%	—	—	—	—	130,588
1.75%	—	—	—	—	159
1.80%	—	—	—	—	2,230
1.85%	—	—	—	—	134
1.90%	—	—	—	—	6,173
Total	$224,310,750	$269,823,645	$27,343,334	$40,675,157	$56,739,738

Subaccount				WF VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%				$110,703	$38,052
0.60%				137	86
0.75%				16,356,298	1,743,787
0.85%				9,284,360	573,056
0.95%				19,395,570	3,773,813
1.00%				2,589,556	196,813
1.05%				6,246,980	418,542
1.10%				5,521,966	966,802
1.15%				2,989	83
1.20%				3,483,751	550,471
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				351,399	200,016
1.30%				2,572,463	654,122
1.35%				2,847,457	476,970
1.40%				146,401	95
1.45%				447,763	571,173
1.50%				312,649	13,832
1.55%				10,430	15,808
1.60%				133,582	4,962
1.65%				22,192	13,310
1.70%				53,723	10,675
1.75%				760	82
1.80%				55,369	82
1.85%				168	1,627
1.90%				127	82
Total				$69,946,793	$10,224,341

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	345

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2017	7,130	$1.27	to	$1.19	$8,841	1.80%	0.55%	to	1.90%	13.70%		to	12.17%
2016	6,933	$1.12	to	$1.06	$7,612	0.59%	0.55%	to	1.90%	2.80%		to	1.43%
2015	7,149	$1.09	to	$1.05	$7,673	0.72%	0.55%	to	1.90%	(1.84%)		to	(3.16%)
2014	4,422	$1.11	to	$1.08	$4,862	0.40%	0.55%	to	1.90%	3.64%		to	2.24%
2013	3,436	$1.07	to	$1.06	$3,664	0.27%	0.55%	to	1.90%	5.02	%(6)	to	4.05	%(6)
AB VPS Global Thematic Gro, Cl B
2017	4,683	$1.91	to	$1.74	$8,645	0.28%	0.55%	to	1.45%	35.55%		to	34.34%
2016	4,682	$1.41	to	$1.29	$6,365	—	0.55%	to	1.45%	(1.42%)		to	(2.30%)
2015	5,933	$1.43	to	$1.32	$8,205	—	0.55%	to	1.45%	2.08%		to	1.17%
2014	6,468	$1.40	to	$1.31	$8,797	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	6,956	$1.34	to	$1.27	$9,114	0.02%	0.55%	to	1.45%	22.25%		to	21.16%
AB VPS Gro & Inc, Cl B
2017	36,558	$2.55	to	$2.06	$87,981	1.25%	0.55%	to	1.45%	17.95%		to	16.89%
2016	43,394	$2.16	to	$1.76	$88,721	0.82%	0.55%	to	1.45%	10.46%		to	9.48%
2015	52,090	$1.96	to	$1.61	$96,796	1.16%	0.55%	to	1.45%	0.87%		to	(0.03%)
2014	60,620	$1.94	to	$1.61	$112,029	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	71,637	$1.79	to	$1.49	$122,245	1.14%	0.55%	to	1.45%	33.85%		to	32.66%
AB VPS Intl Val, Cl B
2017	78,291	$2.23	to	$0.98	$136,442	1.91%	0.55%	to	1.45%	24.41%		to	23.30%
2016	90,606	$1.79	to	$0.79	$127,863	1.04%	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2015	106,605	$1.81	to	$0.81	$154,352	2.13%	0.55%	to	1.45%	1.84%		to	0.93%
2014	121,352	$1.78	to	$0.80	$174,668	3.23%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	141,035	$1.91	to	$0.87	$221,774	5.77%	0.55%	to	1.45%	22.06%		to	20.96%
AB VPS Lg Cap Gro, Cl B
2017	18,162	$2.24	to	$2.08	$49,952	—	0.60%	to	1.90%	30.89%		to	29.21%
2016	15,149	$1.71	to	$1.61	$31,735	—	0.60%	to	1.90%	1.74%		to	0.43%
2015	14,389	$1.68	to	$1.61	$29,726	—	0.60%	to	1.90%	10.19%		to	8.77%
2014	9,082	$1.52	to	$1.48	$16,924	—	0.60%	to	1.90%	13.16%		to	11.70%
2013	6,066	$1.35	to	$1.32	$9,926	—	0.60%	to	1.90%	36.18%		to	34.42%
ALPS Alerian Engy Infr, Class III
2017	46,826	$1.01	to	$0.95	$46,485	1.84%	0.55%	to	1.90%	(1.38%)		to	(2.70%)
2016	48,709	$1.03	to	$0.98	$49,295	2.28%	0.55%	to	1.90%	40.03%		to	38.16%
2015	47,078	$0.73	to	$0.71	$34,207	0.73%	0.55%	to	1.90%	(38.26%)		to	(39.10%)
2014	40,641	$1.19	to	$1.16	$48,082	0.17%	0.55%	to	1.90%	11.30%		to	9.79%
2013	14,759	$1.07	to	$1.06	$15,720	—	0.55%	to	1.90%	6.81	%(7)	to	5.84	%(7)
AC VP Intl, Cl I
2017	5,612	$1.88	to	$1.75	$10,081	0.88%	0.55%	to	0.95%	30.49%		to	29.97%
2016	6,356	$1.44	to	$1.35	$8,770	1.11%	0.55%	to	0.95%	(6.02%)		to	(6.39%)
2015	7,580	$1.54	to	$1.44	$11,149	0.38%	0.55%	to	0.95%	0.21%		to	(0.19%)
2014	8,407	$1.53	to	$1.44	$12,375	1.70%	0.55%	to	0.95%	(6.03%)		to	(6.40%)
2013	9,425	$1.63	to	$1.54	$14,797	1.74%	0.55%	to	0.95%	21.74%		to	21.25%
AC VP Intl, Cl II
2017	12,767	$2.04	to	$2.13	$25,480	0.76%	0.55%	to	1.20%	30.22%		to	29.38%
2016	14,614	$1.57	to	$1.65	$22,462	0.95%	0.55%	to	1.20%	(6.07%)		to	(6.68%)
2015	17,513	$1.67	to	$1.77	$28,720	0.22%	0.55%	to	1.20%	(0.04%)		to	(0.69%)
2014	20,329	$1.67	to	$1.78	$33,429	1.59%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	23,710	$1.78	to	$1.91	$41,630	1.59%	0.55%	to	1.20%	21.58%		to	20.79%

346	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Mid Cap Val, Cl II
2017	29,035	$2.34	to	$2.62	$71,937	1.40%	0.55%	to	1.45%	10.86%		to	9.87%
2016	30,815	$2.11	to	$2.39	$69,235	1.58%	0.55%	to	1.45%	22.05%		to	20.96%
2015	27,860	$1.73	to	$1.98	$51,690	1.51%	0.55%	to	1.45%	(2.12%)		to	(3.00%)
2014	29,042	$1.76	to	$2.04	$55,166	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	31,662	$1.53	to	$1.78	$52,078	1.06%	0.55%	to	1.45%	29.19%		to	28.03%
AC VP Ultra, Cl II
2017	11,436	$2.60	to	$2.45	$29,024	0.24%	0.55%	to	1.45%	31.28%		to	30.11%
2016	13,236	$1.98	to	$1.88	$25,606	0.20%	0.55%	to	1.45%	3.78%		to	2.85%
2015	15,654	$1.91	to	$1.83	$29,264	0.29%	0.55%	to	1.45%	5.47%		to	4.52%
2014	16,639	$1.81	to	$1.75	$29,593	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	18,619	$1.65	to	$1.62	$30,406	0.41%	0.55%	to	1.45%	36.17%		to	34.95%
AC VP Val, Cl I
2017	11,135	$3.66	to	$3.40	$39,156	1.64%	0.55%	to	0.95%	8.15%		to	7.72%
2016	13,292	$3.38	to	$3.16	$43,279	1.74%	0.55%	to	0.95%	19.82%		to	19.34%
2015	14,990	$2.82	to	$2.64	$40,804	2.11%	0.55%	to	0.95%	(4.41%)		to	(4.79%)
2014	17,381	$2.95	to	$2.78	$49,591	1.54%	0.55%	to	0.95%	12.46%		to	12.01%
2013	20,142	$2.63	to	$2.48	$51,196	1.64%	0.55%	to	0.95%	31.00%		to	30.48%
AC VP Val, Cl II
2017	81,490	$3.05	to	$1.75	$210,213	1.50%	0.55%	to	1.90%	7.98%		to	6.54%
2016	92,076	$2.82	to	$1.65	$221,303	1.60%	0.55%	to	1.90%	19.62%		to	18.01%
2015	97,410	$2.36	to	$1.39	$198,663	1.97%	0.55%	to	1.90%	(4.55%)		to	(5.83%)
2014	109,130	$2.47	to	$1.48	$235,330	1.39%	0.55%	to	1.90%	12.27%		to	10.77%
2013	118,364	$2.20	to	$1.34	$230,552	1.49%	0.55%	to	1.90%	30.76%		to	29.00%
BlackRock Global Alloc, Cl III
2017	62,869	$1.37	to	$1.27	$84,099	1.30%	0.55%	to	1.90%	13.09%		to	11.58%
2016	64,910	$1.21	to	$1.14	$77,157	1.20%	0.55%	to	1.90%	3.24%		to	1.86%
2015	66,771	$1.17	to	$1.11	$77,615	1.11%	0.55%	to	1.90%	(1.54%)		to	(2.86%)
2014	56,147	$1.19	to	$1.15	$66,809	2.51%	0.55%	to	1.90%	1.37%		to	0.01%
2013	40,444	$1.17	to	$1.15	$47,699	1.74%	0.55%	to	1.90%	13.79%		to	12.26%
Calvert VP SRI Bal, Cl I
2017	11,496	$1.87	to	$1.91	$20,774	1.99%	0.55%	to	1.20%	11.38%		to	10.66%
2016	12,996	$1.68	to	$1.72	$21,154	1.79%	0.55%	to	1.20%	7.27%		to	6.57%
2015	14,554	$1.56	to	$1.62	$22,160	0.11%	0.55%	to	1.20%	(2.73%)		to	(3.36%)
2014	16,504	$1.61	to	$1.67	$25,878	1.54%	0.55%	to	1.20%	9.06%		to	8.35%
2013	18,358	$1.47	to	$1.54	$26,440	1.06%	0.55%	to	1.20%	17.36%		to	16.60%
CB Var Sm Cap Gro, Cl I
2017	6,510	$2.38	to	$2.17	$14,873	—	0.55%	to	1.45%	23.59%		to	22.48%
2016	7,747	$1.93	to	$1.77	$14,373	—	0.55%	to	1.45%	5.22%		to	4.28%
2015	9,219	$1.83	to	$1.70	$16,327	—	0.55%	to	1.45%	(4.90%)		to	(5.75%)
2014	10,666	$1.93	to	$1.80	$19,941	—	0.55%	to	1.45%	3.51%		to	2.58%
2013	11,272	$1.86	to	$1.75	$20,434	0.04%	0.55%	to	1.45%	46.24%		to	44.93%
Col VP Bal, Cl 3
2017	221,556	$2.27	to	$1.56	$485,154	—	0.55%	to	1.90%	13.89%		to	12.37%
2016	214,583	$1.99	to	$1.39	$418,875	—	0.55%	to	1.90%	5.82%		to	4.41%
2015	169,241	$1.88	to	$1.33	$322,448	—	0.55%	to	1.90%	1.15%		to	(0.20%)
2014	147,257	$1.86	to	$1.33	$285,533	—	0.55%	to	1.90%	9.52%		to	8.06%
2013	143,159	$1.70	to	$1.23	$258,003	—	0.55%	to	1.90%	20.78%		to	19.16%
Col VP Commodity Strategy, Cl 2
2017	7,268	$0.62	to	$0.58	$4,412	5.58%	0.55%	to	1.90%	1.15%		to	(0.20%)
2016	5,510	$0.61	to	$0.58	$3,324	—	0.55%	to	1.90%	11.75%		to	10.26%
2015	3,877	$0.55	to	$0.53	$2,105	—	0.55%	to	1.90%	(24.19%)		to	(25.21%)
2014	1,840	$0.73	to	$0.71	$1,324	—	0.55%	to	1.90%	(21.89%)		to	(22.94%)
2013	650	$0.93	to	$0.92	$602	—	0.55%	to	1.90%	(5.82	%)(7)	to	(6.67	%)(7)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	347

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Contrarian Core, Cl 2
2017	57,727	$1.82	to	$1.70	$102,614	—	0.55%	to	1.90%	20.82%		to	19.21%
2016	52,933	$1.50	to	$1.43	$78,269	—	0.55%	to	1.90%	7.82%		to	6.37%
2015	38,725	$1.39	to	$1.34	$53,333	—	0.55%	to	1.90%	2.17%		to	0.80%
2014	20,221	$1.36	to	$1.33	$27,392	—	0.55%	to	1.90%	12.22%		to	10.71%
2013	7,634	$1.22	to	$1.20	$9,255	—	0.55%	to	1.90%	19.89	%(6)	to	18.81	%(6)
Col VP Disciplined Core, Cl 2
2017	7,745	$1.99	to	$1.85	$21,197	—	0.60%	to	1.90%	23.32%		to	21.74%
2016	7,392	$1.61	to	$1.52	$16,491	—	0.60%	to	1.90%	7.18%		to	5.79%
2015	7,271	$1.50	to	$1.44	$15,219	—	0.60%	to	1.90%	0.02%		to	(1.27%)
2014	3,974	$1.50	to	$1.46	$8,360	—	0.60%	to	1.90%	14.41%		to	12.92%
2013	1,931	$1.31	to	$1.29	$3,547	—	0.60%	to	1.90%	32.69%		to	30.97%
Col VP Disciplined Core, Cl 3
2017	166,607	$1.97	to	$2.12	$369,908	—	0.55%	to	1.45%	23.54%		to	22.44%
2016	191,848	$1.60	to	$1.73	$344,384	—	0.55%	to	1.45%	7.35%		to	6.38%
2015	223,570	$1.49	to	$1.63	$373,288	—	0.55%	to	1.45%	0.21%		to	(0.70%)
2014	246,847	$1.49	to	$1.64	$412,513	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	292,546	$1.30	to	$1.44	$424,609	—	0.55%	to	1.45%	32.92%		to	31.72%
Col VP Div Abs Return, Cl 2
2017	3,975	$0.90	to	$0.85	$3,511	—	0.55%	to	1.90%	2.03%		to	0.67%
2016	4,827	$0.89	to	$0.84	$4,199	—	0.55%	to	1.90%	(3.16%)		to	(4.46%)
2015	5,666	$0.91	to	$0.88	$5,116	—	0.55%	to	1.90%	(1.38%)		to	(2.70%)
2014	4,356	$0.93	to	$0.91	$4,009	—	0.55%	to	1.90%	(2.48%)		to	(3.79%)
2013	4,425	$0.95	to	$0.94	$4,194	—	0.55%	to	1.90%	(5.12	%)(6)	to	(5.98	%)(6)
Col VP Divd Opp, Cl 2
2017	26,306	$1.72	to	$1.61	$54,634	—	0.60%	to	1.90%	13.44%		to	11.98%
2016	24,409	$1.52	to	$1.44	$44,864	—	0.60%	to	1.90%	12.73%		to	11.28%
2015	20,272	$1.34	to	$1.29	$33,008	—	0.60%	to	1.90%	(3.46%)		to	(4.72%)
2014	18,158	$1.39	to	$1.36	$30,693	—	0.60%	to	1.90%	9.14%		to	7.72%
2013	13,337	$1.28	to	$1.26	$20,685	—	0.60%	to	1.90%	25.78%		to	24.15%
Col VP Divd Opp, Cl 3
2017	206,320	$3.13	to	$1.75	$552,055	—	0.55%	to	1.45%	13.65%		to	12.64%
2016	246,769	$2.76	to	$1.55	$581,936	—	0.55%	to	1.45%	12.90%		to	11.88%
2015	284,856	$2.44	to	$1.39	$600,828	—	0.55%	to	1.45%	(3.30%)		to	(4.17%)
2014	338,172	$2.53	to	$1.45	$742,285	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	390,027	$2.31	to	$1.34	$789,841	—	0.55%	to	1.45%	26.02%		to	24.89%
Col VP Emerg Mkts Bond, Cl 2
2017	13,655	$1.10	to	$1.03	$14,750	4.45%	0.55%	to	1.90%	11.08%		to	9.59%
2016	9,543	$0.99	to	$0.94	$9,334	2.39%	0.55%	to	1.90%	10.47%		to	8.99%
2015	8,568	$0.90	to	$0.87	$7,633	1.59%	0.55%	to	1.90%	(1.86%)		to	(3.17%)
2014	9,067	$0.91	to	$0.89	$8,239	5.64%	0.55%	to	1.90%	0.88%		to	(0.47%)
2013	3,820	$0.91	to	$0.90	$3,452	7.35%	0.55%	to	1.90%	(9.49	%)(6)	to	(10.30	%)(6)
Col VP Emer Mkts, Cl 2
2017	27,657	$1.38	to	$1.28	$39,615	0.02%	0.60%	to	1.90%	46.00%		to	44.13%
2016	19,212	$0.95	to	$0.89	$18,935	0.07%	0.60%	to	1.90%	4.18%		to	2.84%
2015	17,688	$0.91	to	$0.87	$16,835	0.10%	0.60%	to	1.90%	(9.59%)		to	(10.78%)
2014	15,689	$1.00	to	$0.97	$16,602	0.18%	0.60%	to	1.90%	(2.98%)		to	(4.23%)
2013	12,710	$1.03	to	$1.01	$13,928	0.52%	0.60%	to	1.90%	(2.44%)		to	(3.71%)
Col VP Emer Mkts, Cl 3
2017	60,139	$3.40	to	$1.95	$164,139	0.09%	0.55%	to	1.45%	46.25%		to	44.95%
2016	66,944	$2.32	to	$1.35	$125,958	0.11%	0.55%	to	1.45%	4.39%		to	3.46%
2015	79,795	$2.23	to	$1.30	$145,955	0.12%	0.55%	to	1.45%	(9.50%)		to	(10.31%)
2014	92,569	$2.46	to	$1.45	$188,395	0.23%	0.55%	to	1.45%	(2.80%)		to	(3.68%)
2013	108,814	$2.53	to	$1.51	$230,493	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)

348	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Bond, Cl 2
2017	9,388	$0.92	to	$0.86	$9,083	—	0.60%	to	1.90%	5.07%		to	3.71%
2016	8,946	$0.87	to	$0.83	$8,284	—	0.60%	to	1.90%	(1.93%)		to	(3.20%)
2015	8,965	$0.89	to	$0.85	$8,502	—	0.60%	to	1.90%	(6.77%)		to	(7.99%)
2014	8,708	$0.96	to	$0.93	$8,909	—	0.60%	to	1.90%	0.00%		to	(1.29%)
2013	9,143	$0.96	to	$0.94	$9,409	5.27%	0.60%	to	1.90%	(8.38%)		to	(9.56%)
Col VP Global Bond, Cl 3
2017	59,884	$1.78	to	$1.16	$93,743	—	0.55%	to	1.45%	5.19%		to	4.25%
2016	71,304	$1.69	to	$1.11	$106,327	—	0.55%	to	1.45%	(1.77%)		to	(2.65%)
2015	86,488	$1.72	to	$1.14	$131,896	—	0.55%	to	1.45%	(6.69%)		to	(7.53%)
2014	106,817	$1.84	to	$1.23	$175,856	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	135,912	$1.84	to	$1.24	$224,150	5.89%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
Col VP Govt Money Mkt, Cl 2
2017	28,544	$0.97	to	$0.90	$26,295	0.18%	0.60%	to	1.90%	(0.42%)		to	(1.70%)
2016	31,009	$0.97	to	$0.91	$28,848	0.01%	0.60%	to	1.90%	(0.60%)		to	(1.88%)
2015	25,783	$0.98	to	$0.93	$24,231	0.01%	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2014	21,993	$0.98	to	$0.95	$20,917	0.01%	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2013	20,345	$0.99	to	$0.97	$19,600	0.01%	0.60%	to	1.90%	(0.59%)		to	(1.88%)
Col VP Govt Money Mkt, Cl 3
2017	109,560	$1.19	to	$0.93	$120,109	0.29%	0.55%	to	1.45%	(0.25%)		to	(1.14%)
2016	139,734	$1.19	to	$0.94	$153,262	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2015	149,791	$1.20	to	$0.96	$166,145	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2014	174,167	$1.21	to	$0.97	$195,122	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.42%)
2013	218,622	$1.21	to	$0.99	$247,051	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.43%)
Col VP Hi Yield Bond, Cl 2
2017	30,941	$1.37	to	$1.27	$48,166	5.41%	0.60%	to	1.90%	5.54%		to	4.18%
2016	27,892	$1.29	to	$1.22	$41,301	6.01%	0.60%	to	1.90%	10.99%		to	9.56%
2015	25,990	$1.17	to	$1.11	$34,780	6.09%	0.60%	to	1.90%	(1.99%)		to	(3.26%)
2014	23,259	$1.19	to	$1.15	$31,903	6.41%	0.60%	to	1.90%	2.91%		to	1.57%
2013	17,928	$1.16	to	$1.13	$24,006	6.66%	0.60%	to	1.90%	5.36%		to	3.98%
Col VP Hi Yield Bond, Cl 3
2017	100,651	$2.77	to	$1.93	$253,612	5.36%	0.55%	to	1.45%	5.83%		to	4.88%
2016	118,309	$2.62	to	$1.84	$283,326	6.00%	0.55%	to	1.45%	11.11%		to	10.11%
2015	138,677	$2.36	to	$1.67	$300,720	6.00%	0.55%	to	1.45%	(1.68%)		to	(2.56%)
2014	168,851	$2.40	to	$1.72	$374,426	6.19%	0.55%	to	1.45%	3.05%		to	2.12%
2013	191,728	$2.32	to	$1.68	$415,832	6.54%	0.55%	to	1.45%	5.49%		to	4.54%
Col VP Inc Opp, Cl 2
2017	19,145	$1.35	to	$1.25	$29,072	6.06%	0.60%	to	1.90%	5.56%		to	4.20%
2016	18,121	$1.28	to	$1.20	$26,177	6.71%	0.60%	to	1.90%	10.15%		to	8.72%
2015	74,168	$0.91	to	$1.10	$87,145	9.14%	0.55%	to	1.90%	(1.75%)		to	(3.07%)
2014	83,209	$0.93	to	$1.14	$98,984	—	0.55%	to	1.90%	3.11%		to	1.73%
2013	92,121	$0.90	to	$1.12	$106,064	9.29%	0.55%	to	1.90%	1.14	%(5)	to	3.02%
Col VP Inc Opp, Cl 3
2017	76,235	$2.25	to	$1.89	$160,428	6.04%	0.55%	to	1.45%	5.80%		to	4.86%
2016	91,441	$2.13	to	$1.80	$182,316	12.20%	0.55%	to	1.45%	10.25%		to	9.26%
2015	71,368	$1.93	to	$1.65	$130,021	9.12%	0.55%	to	1.45%	(1.56%)		to	(2.45%)
2014	84,321	$1.96	to	$1.69	$156,701	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	100,497	$1.90	to	$1.65	$181,632	13.13%	0.55%	to	1.45%	4.45%		to	3.51%
Col VP Inter Bond, Cl 2
2017	29,299	$1.13	to	$1.05	$34,971	2.54%	0.60%	to	1.90%	2.99%		to	1.67%
2016	27,447	$1.10	to	$1.03	$31,946	1.48%	0.60%	to	1.90%	3.81%		to	2.48%
2015	20,898	$1.06	to	$1.01	$23,558	1.22%	0.60%	to	1.90%	(0.64%)		to	(1.93%)
2014	20,148	$1.07	to	$1.03	$22,971	2.53%	0.60%	to	1.90%	4.58%		to	3.22%
2013	21,534	$1.02	to	$1.00	$23,593	4.50%	0.60%	to	1.90%	(3.02%)		to	(4.29%)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	349

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inter Bond, Cl 3
2017	203,734	$2.01	to	$1.40	$364,529	2.67%	0.55%	to	1.45%	3.17%		to	2.24%
2016	237,642	$1.95	to	$1.37	$413,783	1.66%	0.55%	to	1.45%	3.97%		to	3.03%
2015	271,785	$1.87	to	$1.33	$458,449	1.33%	0.55%	to	1.45%	(0.38%)		to	(1.28%)
2014	323,775	$1.88	to	$1.34	$552,031	2.59%	0.55%	to	1.45%	4.74%		to	3.80%
2013	406,205	$1.79	to	$1.29	$663,231	4.44%	0.55%	to	1.45%	(2.93%)		to	(3.80%)
Col VP Lg Cap Gro, Cl 2
2017	14,415	$2.06	to	$1.91	$38,582	—	0.60%	to	1.90%	27.08%		to	25.44%
2016	12,841	$1.62	to	$1.52	$27,203	—	0.60%	to	1.90%	0.42%		to	(0.88%)
2015	11,612	$1.61	to	$1.54	$24,647	—	0.60%	to	1.90%	8.16%		to	6.76%
2014	5,703	$1.49	to	$1.44	$11,250	—	0.60%	to	1.90%	13.25%		to	11.78%
2013	4,258	$1.32	to	$1.29	$7,443	—	0.60%	to	1.90%	29.23%		to	27.56%
Col VP Lg Cap Gro, Cl 3
2017	84,182	$1.55	to	$2.17	$135,480	—	0.55%	to	1.45%	27.25%		to	26.11%
2016	97,951	$1.22	to	$1.72	$124,429	—	0.55%	to	1.45%	0.62%		to	(0.29%)
2015	123,331	$1.21	to	$1.72	$155,892	—	0.55%	to	1.45%	8.40%		to	7.42%
2014	120,240	$1.12	to	$1.60	$138,954	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	138,336	$0.99	to	$1.43	$140,705	—	0.55%	to	1.45%	29.55%		to	28.39%
Col VP Lg Cap Index, Cl 3
2017	142,086	$2.16	to	$1.89	$313,622	—	0.55%	to	1.90%	20.62%		to	19.01%
2016	131,933	$1.79	to	$1.59	$241,925	—	0.55%	to	1.90%	10.90%		to	9.41%
2015	127,927	$1.62	to	$1.45	$211,512	—	0.55%	to	1.90%	0.31%		to	(1.04%)
2014	120,861	$1.61	to	$1.47	$198,500	—	0.55%	to	1.90%	12.59%		to	11.08%
2013	120,287	$1.43	to	$1.32	$174,724	—	0.55%	to	1.90%	31.03%		to	29.27%
Col VP Limited Duration Cr, Cl 2
2017	30,588	$0.98	to	$0.99	$32,256	2.06%	0.55%	to	1.90%	1.25%		to	(0.10%)
2016	27,833	$0.96	to	$0.99	$29,208	3.66%	0.55%	to	1.90%	4.71%		to	3.30%
2015	18,413	$0.92	to	$0.96	$18,595	5.26%	0.55%	to	1.90%	(3.02%)		to	(4.32%)
2014	14,721	$0.95	to	$1.00	$15,344	1.41%	0.55%	to	1.90%	(1.74	%)(9)	to	(1.58%)
2013	8,465	$1.04	to	$1.01	$9,032	2.03%	0.60%	to	1.90%	0.58%		to	(0.72%)
Col VP Long Govt/Cr Bond, Cl 2
2017	13,756	$1.12	to	$1.05	$15,180	3.16%	0.55%	to	1.90%	10.39%		to	8.91%
2016	16,070	$1.01	to	$0.96	$16,134	1.76%	0.55%	to	1.90%	2.22%		to	0.85%
2015	12,315	$0.99	to	$0.96	$12,089	1.80%	0.55%	to	1.90%	(0.76%)		to	(2.10%)
2014	7,112	$1.00	to	$0.98	$7,059	0.96%	0.55%	to	1.90%	4.67%		to	3.27%
2013	1,486	$0.96	to	$0.95	$1,416	—	0.55%	to	1.90%	(4.45	%)(7)	to	(5.32	%)(7)
Col VP Mid Cap Gro, Cl 2
2017	6,345	$1.72	to	$1.60	$12,937	—	0.60%	to	1.90%	21.94%		to	20.37%
2016	5,219	$1.41	to	$1.33	$8,788	—	0.60%	to	1.90%	1.42%		to	0.11%
2015	5,718	$1.39	to	$1.33	$9,517	—	0.60%	to	1.90%	4.74%		to	3.38%
2014	2,656	$1.33	to	$1.29	$4,232	—	0.60%	to	1.90%	6.51%		to	5.13%
2013	1,908	$1.25	to	$1.22	$2,879	—	0.60%	to	1.90%	30.12%		to	28.44%
Col VP Mid Cap Gro, Cl 3
2017	35,762	$2.68	to	$2.03	$80,801	—	0.55%	to	1.45%	22.12%		to	21.03%
2016	40,449	$2.19	to	$1.68	$75,222	—	0.55%	to	1.45%	1.60%		to	0.69%
2015	48,189	$2.16	to	$1.67	$88,863	—	0.55%	to	1.45%	4.92%		to	3.97%
2014	50,333	$2.06	to	$1.61	$88,782	—	0.55%	to	1.45%	6.70%		to	5.73%
2013	58,644	$1.93	to	$1.52	$97,730	—	0.55%	to	1.45%	30.31%		to	29.14%
Col VP Mid Cap Val, Cl 2
2017	11,002	$1.90	to	$1.78	$25,938	—	0.60%	to	1.90%	12.60%		to	11.16%
2016	9,638	$1.69	to	$1.60	$20,279	—	0.60%	to	1.90%	13.17%		to	11.71%
2015	8,426	$1.49	to	$1.43	$15,690	—	0.60%	to	1.90%	(5.66%)		to	(6.88%)
2014	6,687	$1.58	to	$1.54	$13,228	—	0.60%	to	1.90%	11.43%		to	9.98%
2013	4,520	$1.42	to	$1.40	$8,013	—	0.60%	to	1.90%	36.77%		to	35.00%

350	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Mid Cap Val, Cl 3
2017	27,611	$2.78	to	$2.00	$66,373	—	0.55%	to	1.45%	12.77%	to	11.76%
2016	34,278	$2.46	to	$1.79	$73,343	—	0.55%	to	1.45%	13.38%	to	12.36%
2015	41,416	$2.17	to	$1.59	$78,816	—	0.55%	to	1.45%	(5.48%)	to	(6.33%)
2014	49,073	$2.30	to	$1.70	$99,520	—	0.55%	to	1.45%	11.56%	to	10.55%
2013	54,651	$2.06	to	$1.54	$99,999	—	0.55%	to	1.45%	36.99%	to	35.76%
Col VP Overseas Core, Cl 2
2017	14,688	$1.41	to	$1.35	$23,191	1.82%	0.60%	to	1.90%	26.42%	to	24.79%
2016	13,655	$1.12	to	$1.08	$17,136	1.47%	0.60%	to	1.90%	(6.83%)	to	(8.03%)
2015	10,350	$1.20	to	$1.17	$14,008	0.79%	0.60%	to	1.90%	4.32%	to	2.97%
2014	4,926	$1.15	to	$1.14	$6,399	1.65%	0.60%	to	1.90%	(9.26%)	to	(10.44%)
2013	4,106	$1.27	to	$1.27	$5,909	1.52%	0.60%	to	1.90%	21.36%	to	19.79%
Col VP Overseas Core, Cl 3
2017	59,162	$1.51	to	$1.41	$94,655	1.98%	0.55%	to	1.45%	26.67%	to	25.54%
2016	70,244	$1.20	to	$1.12	$88,734	1.55%	0.55%	to	1.45%	(6.62%)	to	(7.46%)
2015	59,941	$1.28	to	$1.21	$83,040	0.92%	0.55%	to	1.45%	4.46%	to	3.51%
2014	61,880	$1.23	to	$1.17	$82,704	1.78%	0.55%	to	1.45%	(9.06%)	to	(9.88%)
2013	71,770	$1.35	to	$1.30	$105,664	1.65%	0.55%	to	1.45%	21.49%	to	20.40%
Col VP Select Lg Cap Val, Cl 2
2017	7,586	$2.06	to	$1.95	$20,506	—	0.60%	to	1.90%	19.99%	to	18.45%
2016	6,119	$1.72	to	$1.65	$13,836	—	0.60%	to	1.90%	18.92%	to	17.39%
2015	5,743	$1.45	to	$1.40	$10,942	—	0.60%	to	1.90%	(5.72%)	to	(6.94%)
2014	4,876	$1.53	to	$1.51	$9,893	—	0.60%	to	1.90%	10.57%	to	9.14%
2013	2,671	$1.39	to	$1.38	$4,922	—	0.60%	to	1.90%	36.90%	to	35.13%
Col VP Select Lg Cap Val, Cl 3
2017	15,242	$2.87	to	$2.23	$39,807	—	0.55%	to	1.45%	20.14%	to	19.07%
2016	15,367	$2.38	to	$1.87	$33,622	—	0.55%	to	1.45%	19.16%	to	18.09%
2015	19,234	$2.00	to	$1.58	$35,588	—	0.55%	to	1.45%	(5.55%)	to	(6.40%)
2014	27,008	$2.12	to	$1.69	$53,317	—	0.55%	to	1.45%	10.77%	to	9.78%
2013	26,237	$1.91	to	$1.54	$47,017	—	0.55%	to	1.45%	37.04%	to	35.80%
Col VP Select Sm Cap Val, Cl 2
2017	5,245	$1.89	to	$1.78	$12,744	—	0.60%	to	1.90%	11.40%	to	9.96%
2016	4,880	$1.69	to	$1.62	$10,720	—	0.60%	to	1.90%	12.99%	to	11.53%
2015	4,357	$1.50	to	$1.45	$8,525	—	0.60%	to	1.90%	(3.88%)	to	(5.12%)
2014	3,111	$1.56	to	$1.53	$6,366	—	0.60%	to	1.90%	5.16%	to	3.79%
2013	2,171	$1.48	to	$1.47	$4,246	—	0.60%	to	1.90%	47.34%	to	45.43%
Col VP Select Sm Cap Val, Cl 3
2017	14,554	$3.67	to	$2.04	$45,595	—	0.55%	to	1.45%	11.58%	to	10.59%
2016	17,393	$3.29	to	$1.84	$49,321	—	0.55%	to	1.45%	13.21%	to	12.19%
2015	20,664	$2.91	to	$1.64	$52,103	—	0.55%	to	1.45%	(3.76%)	to	(4.63%)
2014	23,491	$3.02	to	$1.72	$62,319	—	0.55%	to	1.45%	5.40%	to	4.45%
2013	26,163	$2.87	to	$1.65	$66,589	—	0.55%	to	1.45%	47.57%	to	46.25%
Col VP Strategic Inc, Cl 2
2017	39,453	$1.22	to	$1.14	$45,856	2.82%	0.60%	to	1.90%	5.28%	to	3.91%
2016	30,465	$1.16	to	$1.09	$33,791	11.32%	0.60%	to	1.90%	8.40%	to	7.00%
2015	22,004	$1.07	to	$1.02	$22,627	37.56%	0.60%	to	1.90%	(2.51%)	to	(3.78%)
2014	16,362	$1.10	to	$1.06	$17,351	3.03%	0.60%	to	1.90%	2.79%	to	1.47%
2013	15,725	$1.07	to	$1.05	$16,305	4.29%	0.60%	to	1.90%	(0.46%)	to	(1.76%)
Col VP US Eq, Cl 2
2017	6,912	$1.66	to	$1.56	$15,656	—	0.60%	to	1.90%	9.70%	to	8.29%
2016	6,663	$1.51	to	$1.44	$13,796	—	0.60%	to	1.90%	16.62%	to	15.11%
2015	7,009	$1.30	to	$1.25	$12,522	—	0.60%	to	1.90%	(7.14%)	to	(8.35%)
2014	7,194	$1.39	to	$1.36	$13,926	—	0.60%	to	1.90%	2.43%	to	1.10%
2013	5,948	$1.36	to	$1.35	$11,335	—	0.60%	to	1.90%	33.92%	to	32.19%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	351

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP US Govt Mtge, Cl 2
2017	10,606	$1.08	to	$1.00	$11,122	2.73%	0.60%	to	1.90%	2.39%		to	1.06%
2016	10,731	$1.05	to	$0.99	$11,057	2.57%	0.60%	to	1.90%	1.86%		to	0.53%
2015	8,601	$1.03	to	$0.99	$8,754	2.73%	0.60%	to	1.90%	0.59%		to	(0.71%)
2014	6,594	$1.03	to	$0.99	$6,705	1.65%	0.60%	to	1.90%	4.94%		to	3.58%
2013	5,382	$0.98	to	$0.96	$5,240	0.50%	0.60%	to	1.90%	(2.58%)		to	(3.84%)
Col VP US Govt Mtge, Cl 3
2017	59,588	$1.54	to	$1.12	$81,742	2.77%	0.55%	to	1.45%	2.65%		to	1.73%
2016	73,667	$1.50	to	$1.10	$98,322	2.77%	0.55%	to	1.45%	2.02%		to	1.10%
2015	81,827	$1.47	to	$1.09	$107,794	2.79%	0.55%	to	1.45%	0.66%		to	(0.25%)
2014	95,830	$1.46	to	$1.09	$126,065	1.76%	0.55%	to	1.45%	5.20%		to	4.25%
2013	118,639	$1.39	to	$1.05	$148,738	0.63%	0.55%	to	1.45%	(2.50%)		to	(3.38%)
CS Commodity Return
2017	35,795	$0.54	to	$0.51	$18,741	9.03%	0.55%	to	1.45%	0.96%		to	0.06%
2016	41,885	$0.53	to	$0.51	$21,831	—	0.55%	to	1.45%	11.41%		to	10.41%
2015	50,299	$0.48	to	$0.46	$23,648	—	0.55%	to	1.45%	(25.51%)		to	(26.18%)
2014	57,057	$0.64	to	$0.62	$36,124	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	68,433	$0.78	to	$0.76	$52,643	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
CTIVP AC Div Bond, Cl 2
2017	9,533	$1.12	to	$1.04	$11,017	2.07%	0.60%	to	1.90%	4.02%		to	2.69%
2016	8,713	$1.07	to	$1.01	$9,735	1.57%	0.60%	to	1.90%	2.81%		to	1.49%
2015	6,765	$1.04	to	$0.99	$7,387	2.00%	0.60%	to	1.90%	(0.79%)		to	(2.09%)
2014	5,345	$1.05	to	$1.01	$5,919	1.38%	0.60%	to	1.90%	5.19%		to	3.82%
2013	5,321	$1.00	to	$0.98	$5,630	1.82%	0.60%	to	1.90%	(3.30%)		to	(4.54%)
CTIVP AQR Man Fut Strategy, Cl 2
2017	19,590	$1.00	to	$0.94	$19,312	0.31%	0.55%	to	1.90%	(1.50%)		to	(2.81%)
2016	23,589	$1.02	to	$0.97	$23,575	5.39%	0.55%	to	1.90%	(9.58%)		to	(10.79%)
2015	19,615	$1.12	to	$1.08	$21,773	16.65%	0.55%	to	1.90%	(0.64%)		to	(1.97%)
2014	10,018	$1.13	to	$1.10	$11,249	1.34%	0.55%	to	1.90%	9.39%		to	7.94%
2013	6,520	$1.03	to	$1.02	$6,718	2.34%	0.55%	to	1.90%	1.48	%(6)	to	0.56	%(6)
CTIVP BR Gl Infl Prot Sec, Cl 2
2017	10,253	$1.14	to	$1.06	$12,485	2.30%	0.60%	to	1.90%	1.86%		to	0.54%
2016	8,211	$1.12	to	$1.05	$9,864	—	0.60%	to	1.90%	7.78%		to	6.38%
2015	6,489	$1.04	to	$0.99	$7,261	38.75%	0.60%	to	1.90%	(2.22%)		to	(3.49%)
2014	5,635	$1.06	to	$1.03	$6,482	—	0.60%	to	1.90%	7.77%		to	6.37%
2013	5,793	$0.99	to	$0.96	$6,221	—	0.60%	to	1.90%	(6.18%)		to	(7.38%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2017	60,599	$1.56	to	$1.38	$90,400	2.29%	0.55%	to	1.45%	1.98%		to	1.07%
2016	68,397	$1.53	to	$1.36	$100,365	—	0.55%	to	1.45%	7.90%		to	6.93%
2015	81,588	$1.42	to	$1.28	$111,255	37.01%	0.55%	to	1.45%	(2.03%)		to	(2.91%)
2014	98,503	$1.45	to	$1.31	$137,566	—	0.55%	to	1.45%	8.00%		to	7.02%
2013	126,607	$1.34	to	$1.23	$164,451	—	0.55%	to	1.45%	(6.00%)		to	(6.85%)
CTIVP CenterSquare Real Est, Cl 2
2017	14,923	$1.41	to	$1.33	$24,835	1.88%	0.60%	to	1.90%	5.11%		to	3.75%
2016	14,497	$1.34	to	$1.28	$23,026	1.52%	0.60%	to	1.90%	4.14%		to	2.78%
2015	13,135	$1.29	to	$1.25	$20,132	6.65%	0.60%	to	1.90%	(1.80%)		to	(3.07%)
2014	10,419	$1.31	to	$1.29	$16,331	1.86%	0.60%	to	1.90%	13.15%		to	11.68%
2013	7,541	$1.16	to	$1.15	$10,505	7.67%	0.60%	to	1.90%	2.43%		to	1.11%
CTIVP DFA Intl Val, Cl 2
2017	13,000	$1.38	to	$1.33	$18,374	1.93%	0.60%	to	1.90%	24.28%		to	22.69%
2016	9,699	$1.11	to	$1.09	$11,089	2.67%	0.60%	to	1.90%	7.43%		to	6.04%
2015	8,828	$1.03	to	$1.03	$9,458	1.95%	0.60%	to	1.90%	(8.11%)		to	(9.30%)
2014	5,173	$1.12	to	$1.13	$6,058	2.24%	0.60%	to	1.90%	(8.25%)		to	(9.43%)
2013	3,855	$1.22	to	$1.25	$4,943	2.03%	0.60%	to	1.90%	19.08%		to	17.54%

352	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP EV Floating Rate Inc, Cl 2
2017	32,712	$1.18	to	$1.09	$40,189	3.63%	0.60%	to	1.90%	2.36%		to	1.04%
2016	28,138	$1.15	to	$1.08	$33,957	9.32%	0.60%	to	1.90%	9.64%		to	8.22%
2015	26,364	$1.05	to	$1.00	$29,168	17.18%	0.60%	to	1.90%	(2.15%)		to	(3.43%)
2014	26,667	$1.07	to	$1.03	$30,311	4.29%	0.60%	to	1.90%	(0.02%)		to	(1.33%)
2013	24,307	$1.07	to	$1.05	$27,795	3.85%	0.60%	to	1.90%	3.31%		to	1.97%
CTIVP Lazard Intl Eq Adv, Cl 2
2017	12,629	$1.27	to	$1.20	$15,772	1.14%	0.55%	to	1.90%	22.97%		to	21.32%
2016	5,026	$1.04	to	$0.99	$5,115	1.88%	0.55%	to	1.90%	3.30%		to	1.92%
2015	3,225	$1.00	to	$0.97	$3,199	2.78%	0.55%	to	1.90%	(4.24%)		to	(5.52%)
2014	2,061	$1.05	to	$1.02	$2,144	2.48%	0.55%	to	1.90%	(0.74%)		to	(2.07%)
2013	777	$1.05	to	$1.04	$818	1.03%	0.55%	to	1.90%	5.50	%(7)	to	4.54	%(7)
CTIVP Loomis Sayles Gro, Cl 1
2017	101,978	$1.40	to	$1.38	$142,510	—	0.55%	to	1.45%	32.30%		to	31.12%
2016	120,408	$1.06	to	$1.05	$127,611	—	0.55%	to	1.45%	5.14	%(11)	to	4.51	%(11)
CTIVP Loomis Sayles Gro, Cl 2
2017	7,546	$2.13	to	$1.98	$21,353	—	0.60%	to	1.90%	31.90%		to	30.20%
2016	4,984	$1.62	to	$1.52	$10,757	—	0.60%	to	1.90%	4.95%		to	3.59%
2015	2,968	$1.54	to	$1.47	$6,133	—	0.60%	to	1.90%	9.64%		to	8.22%
2014	2,277	$1.40	to	$1.36	$4,310	—	0.60%	to	1.90%	11.69%		to	10.24%
2013	1,741	$1.26	to	$1.23	$2,961	—	0.60%	to	1.90%	28.62%		to	26.96%
CTIVP LA Capital Lg Cap Gro, Cl 2
2017	3,592	$1.89	to	$1.74	$9,230	—	0.60%	to	1.90%	30.01%		to	28.34%
2016	3,370	$1.45	to	$1.36	$6,686	—	0.60%	to	1.90%	(3.17%)		to	(4.42%)
2015	2,895	$1.50	to	$1.42	$5,984	—	0.60%	to	1.90%	5.22%		to	3.86%
2014	2,145	$1.42	to	$1.37	$4,236	—	0.60%	to	1.90%	9.50%		to	8.08%
2013	1,410	$1.30	to	$1.27	$2,548	—	0.60%	to	1.90%	35.40%		to	33.65%
CTIVP MFS Blend Res Core Eq, Cl 2
2017	4,700	$1.82	to	$1.70	$10,014	—	0.60%	to	1.90%	19.40%		to	17.87%
2016	4,534	$1.52	to	$1.44	$8,128	—	0.60%	to	1.90%	8.90%		to	7.49%
2015	4,751	$1.40	to	$1.34	$7,873	—	0.60%	to	1.90%	(0.27%)		to	(1.56%)
2014	3,533	$1.40	to	$1.36	$5,880	—	0.60%	to	1.90%	10.91%		to	9.47%
2013	2,861	$1.26	to	$1.25	$4,323	—	0.60%	to	1.90%	27.50%		to	25.85%
CTIVP MFS Blend Res Core Eq, Cl 3
2017	17,029	$1.95	to	$1.80	$32,189	—	0.55%	to	1.45%	19.62%		to	18.55%
2016	20,722	$1.63	to	$1.52	$32,885	—	0.55%	to	1.45%	9.09%		to	8.11%
2015	24,829	$1.50	to	$1.41	$36,243	—	0.55%	to	1.45%	(0.09%)		to	(0.99%)
2014	28,527	$1.50	to	$1.42	$41,817	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	34,820	$1.35	to	$1.29	$46,089	—	0.55%	to	1.45%	27.69%		to	26.54%
CTIVP MFS Val, Cl 2
2017	18,614	$1.96	to	$1.84	$44,883	—	0.60%	to	1.90%	16.64%		to	15.14%
2016	14,782	$1.68	to	$1.60	$30,750	—	0.60%	to	1.90%	13.05%		to	11.59%
2015	9,670	$1.49	to	$1.43	$17,841	—	0.60%	to	1.90%	(1.56%)		to	(2.83%)
2014	6,705	$1.51	to	$1.48	$12,622	—	0.60%	to	1.90%	9.44%		to	8.02%
2013	4,294	$1.38	to	$1.37	$7,410	—	0.60%	to	1.90%	34.68%		to	32.93%
CTIVP MS Adv, Cl 2
2017	3,393	$1.90	to	$1.75	$8,566	—	0.60%	to	1.90%	31.44%		to	29.75%
2016	3,251	$1.44	to	$1.35	$6,270	—	0.60%	to	1.90%	2.46%		to	1.13%
2015	3,852	$1.41	to	$1.33	$7,297	—	0.60%	to	1.90%	5.79%		to	4.41%
2014	3,105	$1.33	to	$1.28	$5,574	—	0.60%	to	1.90%	6.41%		to	5.03%
2013	2,781	$1.25	to	$1.22	$4,713	—	0.60%	to	1.90%	30.17%		to	28.48%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	353

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Oppen Intl Gro, Cl 2
2017	17,562	$1.43	to	$1.35	$28,530	0.52%	0.60%	to	1.90%	25.81%		to	24.19%
2016	14,357	$1.14	to	$1.09	$18,620	1.18%	0.60%	to	1.90%	(4.23%)		to	(5.47%)
2015	13,567	$1.19	to	$1.15	$18,458	1.20%	0.60%	to	1.90%	(3.11%)		to	(4.37%)
2014	7,757	$1.23	to	$1.21	$10,949	1.60%	0.60%	to	1.90%	(0.68%)		to	(1.96%)
2013	4,457	$1.23	to	$1.23	$6,357	1.38%	0.60%	to	1.90%	18.19%		to	16.65%
CTIVP Pyramis Intl Eq, Cl 2
2017	5,092	$1.37	to	$1.31	$7,640	1.70%	0.60%	to	1.90%	21.42%		to	19.85%
2016	4,816	$1.13	to	$1.10	$5,979	2.08%	0.60%	to	1.90%	(4.01%)		to	(5.25%)
2015	5,460	$1.18	to	$1.16	$7,097	1.20%	0.60%	to	1.90%	(1.20%)		to	(2.48%)
2014	3,235	$1.19	to	$1.19	$4,272	1.47%	0.60%	to	1.90%	(7.56%)		to	(8.77%)
2013	2,169	$1.29	to	$1.30	$3,115	1.88%	0.60%	to	1.90%	20.55%		to	18.99%
CTIVP T Rowe Price LgCap Val, Cl 2
2017	7,092	$1.71	to	$1.61	$15,246	—	0.60%	to	1.90%	15.27%		to	13.79%
2016	5,176	$1.48	to	$1.41	$9,659	—	0.60%	to	1.90%	13.39%		to	11.93%
2015	4,771	$1.30	to	$1.26	$7,876	—	0.60%	to	1.90%	(8.98%)		to	(10.16%)
2014	4,765	$1.43	to	$1.41	$8,692	—	0.60%	to	1.90%	8.89%		to	7.48%
2013	3,835	$1.32	to	$1.31	$6,449	—	0.60%	to	1.90%	26.95%		to	25.31%
CTIVP TCW Core Plus Bond, Cl 2
2017	6,195	$1.06	to	$0.98	$6,641	1.41%	0.60%	to	1.90%	2.54%		to	1.20%
2016	5,380	$1.03	to	$0.97	$5,654	0.97%	0.60%	to	1.90%	1.56%		to	0.25%
2015	3,621	$1.01	to	$0.97	$3,760	0.56%	0.60%	to	1.90%	(0.65%)		to	(1.94%)
2014	2,811	$1.02	to	$0.98	$2,952	0.38%	0.60%	to	1.90%	4.19%		to	2.84%
2013	3,078	$0.98	to	$0.96	$3,115	0.59%	0.60%	to	1.90%	(2.94%)		to	(4.20%)
CTIVP Vty Sycamore Estb Val, Cl 2
2017	13,564	$2.12	to	$1.99	$35,518	—	0.60%	to	1.90%	14.86%		to	13.38%
2016	10,410	$1.85	to	$1.76	$23,862	—	0.60%	to	1.90%	19.80%		to	18.26%
2015	6,979	$1.54	to	$1.49	$13,391	—	0.60%	to	1.90%	(0.59%)		to	(1.88%)
2014	4,414	$1.55	to	$1.51	$8,571	—	0.60%	to	1.90%	11.24%		to	9.80%
2013	3,798	$1.40	to	$1.38	$6,660	—	0.60%	to	1.90%	34.85%		to	33.11%
CTIVP Vty Sycamore Estb Val, Cl 3
2017	12,502	$3.18	to	$2.44	$35,853	—	0.55%	to	1.45%	15.09%		to	14.07%
2016	11,633	$2.76	to	$2.14	$29,150	—	0.55%	to	1.45%	19.97%		to	18.90%
2015	9,984	$2.30	to	$1.80	$20,942	—	0.55%	to	1.45%	(0.39%)		to	(1.28%)
2014	8,567	$2.31	to	$1.82	$18,196	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	9,378	$2.07	to	$1.65	$17,997	—	0.55%	to	1.45%	35.12%		to	33.91%
CTIVP WF Short Duration Govt, Cl 2
2017	19,668	$1.00	to	$0.92	$19,336	0.71%	0.55%	to	1.90%	(0.10%)		to	(1.44%)
2016	19,199	$1.00	to	$0.93	$19,002	0.71%	0.55%	to	1.90%	0.24%		to	(1.11%)
2015	11,657	$1.00	to	$0.95	$11,544	0.71%	0.55%	to	1.90%	(0.47%)		to	(1.81%)
2014	5,405	$1.00	to	$0.96	$5,398	0.16%	0.55%	to	1.90%	(0.08	%)(9)	to	(1.18%)
2013	2,182	$1.00	to	$0.97	$2,186	0.62%	0.60%	to	1.90%	(1.07%)		to	(2.36%)
CTIVP Westfield Mid Cap Gro, Cl 2
2017	8,012	$1.68	to	$1.57	$17,621	—	0.60%	to	1.90%	21.92%		to	20.35%
2016	6,895	$1.38	to	$1.30	$12,481	—	0.60%	to	1.90%	2.81%		to	1.48%
2015	6,618	$1.34	to	$1.28	$11,687	—	0.60%	to	1.90%	(3.58%)		to	(4.83%)
2014	3,996	$1.39	to	$1.35	$7,281	—	0.60%	to	1.90%	8.41%		to	7.01%
2013	2,925	$1.28	to	$1.26	$4,905	—	0.60%	to	1.90%	26.93%		to	25.29%
Deutsche Alt Asset Alloc VIP, Cl B
2017	18,141	$1.07	to	$0.99	$18,872	2.08%	0.55%	to	1.90%	6.43%		to	5.00%
2016	21,291	$1.00	to	$0.94	$20,911	2.00%	0.55%	to	1.90%	4.42%		to	3.02%
2015	24,733	$0.96	to	$0.91	$23,378	2.88%	0.55%	to	1.90%	(7.05%)		to	(8.29%)
2014	28,134	$1.03	to	$0.99	$28,729	1.56%	0.55%	to	1.90%	2.67%		to	1.29%
2013	24,746	$1.00	to	$0.98	$24,844	1.52%	0.55%	to	1.90%	0.20%		to	(1.14%)

354	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Drey VIF Intl Eq, Serv
2017	4,103	$1.43	to	$1.34	$5,778	0.79%	0.85%	to	1.45%	25.94%	to	25.19%
2016	4,902	$1.14	to	$1.07	$5,493	0.65%	0.85%	to	1.45%	(6.62%)	to	(7.18%)
2015	5,715	$1.22	to	$1.15	$6,868	3.10%	0.85%	to	1.45%	0.31%	to	(0.29%)
2014	5,945	$1.22	to	$1.16	$7,132	2.02%	0.85%	to	1.45%	(3.72%)	to	(4.29%)
2013	6,173	$1.26	to	$1.21	$7,698	2.52%	0.85%	to	1.45%	16.44%	to	15.74%
EV VT Floating-Rate Inc, Init Cl
2017	106,635	$1.45	to	$1.31	$148,477	3.26%	0.55%	to	1.45%	2.85%	to	1.93%
2016	127,509	$1.41	to	$1.28	$173,277	3.49%	0.55%	to	1.45%	8.35%	to	7.38%
2015	149,367	$1.30	to	$1.19	$187,969	3.34%	0.55%	to	1.45%	(1.54%)	to	(2.42%)
2014	193,252	$1.32	to	$1.22	$247,888	3.14%	0.55%	to	1.45%	0.02%	to	(0.88%)
2013	259,326	$1.32	to	$1.23	$333,886	3.48%	0.55%	to	1.45%	3.28%	to	2.35%
Fid VIP Contrafund, Serv Cl 2
2017	208,759	$2.25	to	$1.77	$461,169	0.77%	0.55%	to	1.90%	20.92%	to	19.31%
2016	234,428	$1.86	to	$1.48	$430,384	0.59%	0.55%	to	1.90%	7.14%	to	5.71%
2015	275,837	$1.74	to	$1.40	$474,192	0.78%	0.55%	to	1.90%	(0.13%)	to	(1.47%)
2014	299,019	$1.74	to	$1.42	$516,451	0.73%	0.55%	to	1.90%	11.04%	to	9.55%
2013	326,303	$1.57	to	$1.30	$509,205	0.82%	0.55%	to	1.90%	30.24%	to	28.49%
Fid VIP Gro & Inc, Serv Cl
2017	19,471	$2.45	to	$2.28	$45,470	1.15%	0.55%	to	0.95%	16.13%	to	15.67%
2016	22,510	$2.11	to	$1.97	$45,379	1.58%	0.55%	to	0.95%	15.31%	to	14.85%
2015	26,112	$1.83	to	$1.71	$45,766	1.90%	0.55%	to	0.95%	(2.89%)	to	(3.27%)
2014	30,809	$1.88	to	$1.77	$55,732	1.62%	0.55%	to	0.95%	9.78%	to	9.34%
2013	36,071	$1.72	to	$1.62	$59,592	1.70%	0.55%	to	0.95%	32.73%	to	32.20%
Fid VIP Gro & Inc, Serv Cl 2
2017	43,626	$2.63	to	$2.47	$110,621	1.06%	0.55%	to	1.20%	15.97%	to	15.22%
2016	51,809	$2.27	to	$2.14	$113,580	1.51%	0.55%	to	1.20%	15.18%	to	14.43%
2015	61,226	$1.97	to	$1.87	$116,871	1.80%	0.55%	to	1.20%	(3.07%)	to	(3.70%)
2014	70,817	$2.03	to	$1.94	$139,817	1.46%	0.55%	to	1.20%	9.62%	to	8.91%
2013	84,336	$1.85	to	$1.78	$152,276	1.60%	0.55%	to	1.20%	32.52%	to	31.66%
Fid VIP Mid Cap, Serv Cl
2017	12,686	$7.48	to	$6.95	$91,328	0.60%	0.55%	to	0.95%	20.04%	to	19.57%
2016	14,794	$6.23	to	$5.82	$88,919	0.41%	0.55%	to	0.95%	11.50%	to	11.06%
2015	17,469	$5.59	to	$5.24	$94,228	0.38%	0.55%	to	0.95%	(2.04%)	to	(2.43%)
2014	20,241	$5.71	to	$5.37	$111,769	0.15%	0.55%	to	0.95%	5.61%	to	5.19%
2013	23,722	$5.40	to	$5.10	$124,273	0.40%	0.55%	to	0.95%	35.32%	to	34.78%
Fid VIP Mid Cap, Serv Cl 2
2017	122,202	$4.79	to	$1.75	$444,591	0.48%	0.55%	to	1.90%	19.88%	to	18.27%
2016	137,442	$4.00	to	$1.48	$422,842	0.30%	0.55%	to	1.90%	11.31%	to	9.82%
2015	159,432	$3.59	to	$1.34	$446,745	0.24%	0.55%	to	1.90%	(2.17%)	to	(3.48%)
2014	178,382	$3.67	to	$1.39	$520,177	0.02%	0.55%	to	1.90%	5.45%	to	4.04%
2013	203,704	$3.48	to	$1.34	$573,384	0.27%	0.55%	to	1.90%	35.12%	to	33.31%
Fid VIP Overseas, Serv Cl
2017	7,741	$1.84	to	$1.71	$13,657	1.31%	0.55%	to	0.95%	29.39%	to	28.88%
2016	8,854	$1.43	to	$1.33	$12,112	1.27%	0.55%	to	0.95%	(5.64%)	to	(6.02%)
2015	10,569	$1.51	to	$1.42	$15,336	1.24%	0.55%	to	0.95%	2.92%	to	2.51%
2014	11,464	$1.47	to	$1.38	$16,229	1.15%	0.55%	to	0.95%	(8.66%)	to	(9.03%)
2013	13,350	$1.61	to	$1.52	$20,737	1.23%	0.55%	to	0.95%	29.66%	to	29.15%
Fid VIP Overseas, Serv Cl 2
2017	32,285	$2.20	to	$1.39	$61,971	1.18%	0.55%	to	1.45%	29.28%	to	28.12%
2016	36,676	$1.71	to	$1.09	$54,726	1.15%	0.55%	to	1.45%	(5.79%)	to	(6.63%)
2015	44,708	$1.81	to	$1.16	$70,977	1.12%	0.55%	to	1.45%	2.73%	to	1.81%
2014	47,896	$1.76	to	$1.14	$75,112	1.04%	0.55%	to	1.45%	(8.80%)	to	(9.62%)
2013	53,667	$1.93	to	$1.27	$93,109	1.10%	0.55%	to	1.45%	29.45%	to	28.29%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	355

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Strategic Inc, Serv Cl 2
2017	104,865	$1.14	to	$1.07	$117,160	3.66%	0.55%	to	1.90%	6.96%		to	5.53%
2016	70,066	$1.06	to	$1.01	$73,346	3.90%	0.55%	to	1.90%	7.43%		to	5.99%
2015	53,860	$0.99	to	$0.95	$52,765	2.84%	0.55%	to	1.90%	(2.47%)		to	(3.80%)
2014	40,139	$1.01	to	$0.99	$40,558	4.82%	0.55%	to	1.90%	2.81%		to	1.43%
2013	13,064	$0.99	to	$0.98	$12,848	10.07%	0.55%	to	1.90%	(2.09	%)(6)	to	(2.98	%)(6)
Frank Global Real Est, Cl 2
2017	44,547	$3.20	to	$1.06	$100,096	3.10%	0.55%	to	1.45%	9.87%		to	8.89%
2016	54,384	$2.91	to	$0.98	$111,334	1.21%	0.55%	to	1.45%	(0.01%)		to	(0.90%)
2015	62,988	$2.91	to	$0.98	$130,836	3.24%	0.55%	to	1.45%	0.02%		to	(0.88%)
2014	70,970	$2.91	to	$0.99	$149,816	0.45%	0.55%	to	1.45%	14.38%		to	13.35%
2013	78,865	$2.54	to	$0.88	$148,569	4.57%	0.55%	to	1.45%	1.76%		to	0.85%
Frank Inc, Cl 2
2017	46,996	$1.28	to	$1.20	$58,671	4.15%	0.55%	to	1.90%	9.07%		to	7.62%
2016	46,983	$1.17	to	$1.11	$54,094	4.99%	0.55%	to	1.90%	13.40%		to	11.89%
2015	50,949	$1.03	to	$1.00	$51,973	4.95%	0.55%	to	1.90%	(7.56%)		to	(8.80%)
2014	54,674	$1.12	to	$1.09	$60,590	4.78%	0.55%	to	1.90%	4.04%		to	2.65%
2013	16,563	$1.07	to	$1.06	$17,726	1.47%	0.55%	to	1.90%	5.74	%(6)	to	4.77	%(6)
Frank Mutual Shares, Cl 2
2017	53,333	$2.44	to	$1.56	$110,669	2.23%	0.55%	to	1.90%	7.75%		to	6.31%
2016	60,700	$2.26	to	$1.47	$117,427	1.98%	0.55%	to	1.90%	15.42%		to	13.88%
2015	70,352	$1.96	to	$1.29	$118,979	3.05%	0.55%	to	1.90%	(5.46%)		to	(6.73%)
2014	79,442	$2.07	to	$1.38	$143,232	1.99%	0.55%	to	1.90%	6.53%		to	5.10%
2013	89,717	$1.95	to	$1.32	$153,401	2.06%	0.55%	to	1.90%	27.56%		to	25.85%
Frank Sm Cap Val, Cl 2
2017	38,047	$5.28	to	$1.77	$138,461	0.52%	0.55%	to	1.90%	10.05%		to	8.57%
2016	42,895	$4.80	to	$1.63	$143,884	0.82%	0.55%	to	1.90%	29.47%		to	27.73%
2015	45,435	$3.71	to	$1.28	$120,885	0.64%	0.55%	to	1.90%	(7.89%)		to	(9.13%)
2014	52,597	$4.03	to	$1.40	$154,239	0.62%	0.55%	to	1.90%	0.02%		to	(1.32%)
2013	58,978	$4.02	to	$1.42	$176,996	1.30%	0.55%	to	1.90%	35.49%		to	33.67%
GS VIT Mid Cap Val, Inst
2017	30,996	$5.29	to	$3.50	$149,798	0.70%	0.55%	to	1.20%	10.46%		to	9.75%
2016	37,325	$4.79	to	$3.19	$164,127	1.29%	0.55%	to	1.20%	12.91%		to	12.18%
2015	46,292	$4.24	to	$2.84	$181,065	0.37%	0.55%	to	1.20%	(9.59%)		to	(10.17%)
2014	55,341	$4.69	to	$3.16	$240,680	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	66,581	$4.15	to	$2.82	$257,444	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
GS VIT Multi-Strategy Alt, Advisor
2017	5,549	$0.96	to	$0.91	$5,223	2.13%	0.55%	to	1.90%	4.57%		to	3.17%
2016	5,049	$0.91	to	$0.88	$4,563	0.78%	0.55%	to	1.90%	(0.27%)		to	(1.61%)
2015	4,494	$0.92	to	$0.90	$4,093	2.74%	0.55%	to	1.90%	(5.41%)		to	(6.69%)
2014	1,081	$0.97	to	$0.96	$1,046	3.87%	0.55%	to	1.90%	(3.09	%)(9)	to	(3.75	%)(9)
GS VIT Sm Cap Eq Insights, Inst
2017	1,844	$3.82	to	$3.55	$6,730	0.53%	0.55%	to	0.95%	10.96%		to	10.51%
2016	2,054	$3.44	to	$3.21	$6,764	1.15%	0.55%	to	0.95%	22.53%		to	22.04%
2015	2,387	$2.81	to	$2.63	$6,431	0.27%	0.55%	to	0.95%	(2.46%)		to	(2.85%)
2014	2,721	$2.88	to	$2.71	$7,535	0.73%	0.55%	to	0.95%	6.34%		to	5.92%
2013	3,223	$2.71	to	$2.56	$8,413	0.99%	0.55%	to	0.95%	34.88%		to	34.34%
GS VIT U.S. Eq Insights, Inst
2017	52,854	$2.46	to	$2.13	$125,064	1.34%	0.55%	to	1.45%	23.39%		to	22.29%
2016	61,378	$2.00	to	$1.74	$118,004	1.25%	0.55%	to	1.45%	10.13%		to	9.14%
2015	74,052	$1.81	to	$1.59	$129,548	1.28%	0.55%	to	1.45%	(0.56%)		to	(1.45%)
2014	87,017	$1.82	to	$1.62	$153,518	1.36%	0.55%	to	1.45%	15.73%		to	14.69%
2013	102,618	$1.57	to	$1.41	$157,110	1.10%	0.55%	to	1.45%	36.76%		to	35.54%

356	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Am Fran, Ser I
2017	6,861	$1.96	to	$1.92	$13,291	0.08%	0.55%	to	0.95%	26.64%		to	26.14%
2016	7,876	$1.55	to	$1.52	$12,078	—	0.55%	to	0.95%	1.71%		to	1.30%
2015	8,993	$1.52	to	$1.50	$13,593	—	0.55%	to	0.95%	4.43%		to	4.01%
2014	10,312	$1.46	to	$1.44	$14,995	0.04%	0.55%	to	0.95%	7.85%		to	7.41%
2013	11,731	$1.35	to	$1.34	$15,863	0.43%	0.55%	to	0.95%	39.37%		to	38.81%
Invesco VI Am Fran, Ser II
2017	26,875	$1.94	to	$1.84	$51,141	—	0.55%	to	1.45%	26.33%		to	25.21%
2016	31,728	$1.53	to	$1.47	$47,938	—	0.55%	to	1.45%	1.46%		to	0.55%
2015	39,289	$1.51	to	$1.46	$58,685	—	0.55%	to	1.45%	4.18%		to	3.24%
2014	47,631	$1.45	to	$1.42	$68,518	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	65,491	$1.35	to	$1.33	$87,849	0.25%	0.55%	to	1.45%	39.03%		to	37.78%
Invesco VI Bal Risk Alloc, Ser II
2017	39,964	$1.19	to	$1.12	$46,895	3.79%	0.55%	to	1.90%	9.23%		to	7.77%
2016	39,732	$1.09	to	$1.04	$42,960	0.20%	0.55%	to	1.90%	10.91%		to	9.42%
2015	36,247	$0.99	to	$0.95	$35,265	3.99%	0.55%	to	1.90%	(4.92%)		to	(6.19%)
2014	33,181	$1.04	to	$1.01	$34,121	—	0.55%	to	1.90%	5.13%		to	3.72%
2013	22,155	$0.99	to	$0.98	$21,763	2.77%	0.55%	to	1.90%	(2.07	%)(6)	to	(2.97	%)(6)
Invesco VI Comstock, Ser II
2017	58,649	$2.69	to	$2.00	$144,815	1.92%	0.55%	to	1.45%	16.93%		to	15.89%
2016	71,705	$2.30	to	$1.72	$151,865	1.28%	0.55%	to	1.45%	16.35%		to	15.31%
2015	87,866	$1.97	to	$1.49	$160,796	1.62%	0.55%	to	1.45%	(6.71%)		to	(7.55%)
2014	103,549	$2.12	to	$1.62	$204,223	1.04%	0.55%	to	1.45%	8.50%		to	7.53%
2013	129,043	$1.95	to	$1.50	$236,247	1.41%	0.55%	to	1.45%	34.91%		to	33.70%
Invesco VI Core Eq, Ser I
2017	22,879	$3.42	to	$3.42	$79,549	1.02%	1.25%	to	1.25%	11.77%		to	11.77%
2016	25,749	$3.06	to	$3.06	$80,070	0.75%	1.25%	to	1.25%	8.90%		to	8.90%
2015	28,818	$2.81	to	$2.81	$82,290	1.10%	1.25%	to	1.25%	(6.94%)		to	(6.94%)
2014	32,557	$3.02	to	$3.02	$99,850	0.84%	1.25%	to	1.25%	6.80%		to	6.80%
2013	36,480	$2.83	to	$2.83	$104,750	1.37%	1.25%	to	1.25%	27.64%		to	27.64%
Invesco VI Div Divd, Ser I
2017	17,668	$1.99	to	$1.90	$34,394	1.63%	0.55%	to	1.20%	7.98%		to	7.28%
2016	20,872	$1.84	to	$1.77	$37,763	1.39%	0.55%	to	1.20%	14.18%		to	13.45%
2015	17,059	$1.61	to	$1.56	$27,126	1.64%	0.55%	to	1.20%	1.51%		to	0.85%
2014	17,809	$1.59	to	$1.55	$27,986	1.73%	0.55%	to	1.20%	12.21%		to	11.48%
2013	17,643	$1.42	to	$1.39	$24,786	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
Invesco VI Div Divd, Ser II
2017	12,021	$1.92	to	$1.84	$22,864	1.44%	0.85%	to	1.45%	7.43%		to	6.79%
2016	14,277	$1.78	to	$1.72	$25,307	1.25%	0.85%	to	1.45%	13.57%		to	12.89%
2015	10,257	$1.57	to	$1.53	$16,057	1.47%	0.85%	to	1.45%	0.96%		to	0.35%
2014	10,203	$1.56	to	$1.52	$15,792	1.49%	0.85%	to	1.45%	11.58%		to	10.91%
2013	10,724	$1.39	to	$1.37	$14,896	2.23%	0.85%	to	1.45%	29.66%		to	28.88%
Invesco VI Hlth, Ser II
2017	20,032	$2.25	to	$2.15	$44,570	0.08%	0.55%	to	1.45%	14.92%		to	13.89%
2016	24,438	$1.96	to	$1.89	$47,482	—	0.55%	to	1.45%	(12.17%)		to	(12.95%)
2015	32,923	$2.23	to	$2.17	$72,933	—	0.55%	to	1.45%	2.32%		to	1.41%
2014	26,593	$2.18	to	$2.14	$57,779	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	24,135	$1.84	to	$1.82	$44,305	0.57%	0.55%	to	1.45%	39.40%		to	38.15%
Invesco VI Intl Gro, Ser II
2017	41,420	$2.04	to	$1.64	$78,374	1.24%	0.55%	to	1.45%	22.06%		to	20.96%
2016	49,469	$1.67	to	$1.36	$77,046	1.14%	0.55%	to	1.45%	(1.24%)		to	(2.12%)
2015	58,758	$1.69	to	$1.39	$92,917	1.29%	0.55%	to	1.45%	(3.15%)		to	(4.02%)
2014	61,027	$1.75	to	$1.45	$99,984	1.40%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	60,999	$1.76	to	$1.47	$100,859	1.04%	0.55%	to	1.45%	18.07%		to	17.01%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	357

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mid Cap Gro, Ser I
2017	11,855	$1.76	to	$1.70	$20,626	—	0.55%	to	1.20%	21.82%		to	21.03%
2016	13,515	$1.45	to	$1.40	$19,357	—	0.55%	to	1.20%	0.20%		to	(0.44%)
2015	10,875	$1.44	to	$1.41	$15,598	—	0.55%	to	1.20%	0.65%		to	0.00%
2014	11,513	$1.43	to	$1.41	$16,457	—	0.55%	to	1.20%	7.44%		to	6.75%
2013	13,176	$1.33	to	$1.32	$17,575	0.41%	0.55%	to	1.20%	36.26%		to	35.38%
Invesco VI Mid Cap Gro, Ser II
2017	7,337	$1.74	to	$1.65	$12,493	—	0.55%	to	1.45%	21.47%		to	20.39%
2016	8,720	$1.43	to	$1.37	$12,270	—	0.55%	to	1.45%	0.02%		to	(0.87%)
2015	16,013	$1.43	to	$1.38	$22,657	—	0.55%	to	1.45%	0.49%		to	(0.41%)
2014	16,256	$1.42	to	$1.39	$22,979	—	0.55%	to	1.45%	7.10%		to	6.14%
2013	18,797	$1.33	to	$1.31	$24,896	0.22%	0.55%	to	1.45%	35.85%		to	34.64%
Invesco VI Tech, Ser I
2017	12,714	$1.82	to	$1.93	$22,625	—	0.55%	to	1.20%	34.39%		to	33.52%
2016	14,718	$1.36	to	$1.44	$19,521	—	0.55%	to	1.20%	(1.30%)		to	(1.94%)
2015	18,874	$1.38	to	$1.47	$25,375	—	0.55%	to	1.20%	6.23%		to	5.54%
2014	20,096	$1.29	to	$1.39	$25,483	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	24,113	$1.17	to	$1.27	$27,716	—	0.55%	to	1.20%	24.46%		to	23.65%
Ivy VIP Asset Strategy
2017	13,785	$1.18	to	$1.11	$16,130	1.48%	0.55%	to	1.90%	17.63%		to	16.05%
2016	18,669	$1.00	to	$0.95	$18,610	0.59%	0.55%	to	1.90%	(3.10%)		to	(4.40%)
2015	31,994	$1.04	to	$1.00	$33,022	0.37%	0.55%	to	1.90%	(8.85%)		to	(10.08%)
2014	39,684	$1.14	to	$1.11	$45,106	0.50%	0.55%	to	1.90%	(5.78%)		to	(7.05%)
2013	23,002	$1.21	to	$1.19	$27,766	0.14%	0.55%	to	1.90%	18.29	%(6)	to	17.22	%(6)
Janus Henderson Enterprise, Serv
2017	9,251	$1.79	to	$1.67	$15,839	0.15%	0.55%	to	0.95%	26.39%		to	25.89%
2016	10,124	$1.42	to	$1.33	$13,757	0.02%	0.55%	to	0.95%	11.49%		to	11.05%
2015	11,614	$1.27	to	$1.20	$14,195	0.52%	0.55%	to	0.95%	3.20%		to	2.79%
2014	12,675	$1.23	to	$1.16	$15,055	0.03%	0.55%	to	0.95%	11.63%		to	11.18%
2013	14,693	$1.11	to	$1.05	$15,665	0.36%	0.55%	to	0.95%	31.31%		to	30.79%
Janus Henderson Flex Bond, Serv
2017	48,174	$1.07	to	$1.00	$50,335	2.46%	0.55%	to	1.90%	2.79%		to	1.41%
2016	52,385	$1.04	to	$0.99	$53,508	2.53%	0.55%	to	1.90%	1.66%		to	0.30%
2015	39,412	$1.02	to	$0.98	$39,813	2.18%	0.55%	to	1.90%	(0.61%)		to	(1.94%)
2014	18,510	$1.03	to	$1.00	$18,938	3.54%	0.55%	to	1.90%	4.12%		to	2.73%
2013	7,094	$0.99	to	$0.98	$6,998	4.81%	0.55%	to	1.90%	(1.97	%)(6)	to	(2.85	%)(6)
Janus Henderson Gbl Alloc Mod, Srv
2017	4,973	$1.40	to	$1.30	$6,798	0.72%	0.55%	to	1.90%	15.62%		to	14.07%
2016	5,837	$1.21	to	$1.14	$6,951	1.05%	0.55%	to	1.90%	2.39%		to	1.02%
2015	8,904	$1.18	to	$1.13	$10,556	0.76%	0.55%	to	1.90%	(2.89%)		to	(4.21%)
2014	9,003	$1.22	to	$1.17	$11,071	2.88%	0.55%	to	1.90%	2.65%		to	1.27%
2013	7,765	$1.19	to	$1.16	$9,385	2.54%	0.55%	to	1.90%	14.06%		to	12.55%
Janus Henderson Global Tech, Serv
2017	16,362	$1.51	to	$3.47	$24,230	—	0.55%	to	1.20%	44.12%		to	43.19%
2016	18,360	$1.05	to	$2.43	$18,891	0.09%	0.55%	to	1.20%	13.23%		to	12.50%
2015	21,049	$0.93	to	$2.16	$19,200	—	0.55%	to	1.20%	4.07%		to	3.40%
2014	21,328	$0.89	to	$2.09	$18,713	—	0.55%	to	1.20%	8.75%		to	8.04%
2013	24,493	$0.82	to	$1.93	$19,918	—	0.55%	to	1.20%	34.65%		to	33.78%
Janus Henderson Overseas, Serv
2017	17,974	$1.50	to	$2.38	$26,123	1.58%	0.55%	to	1.20%	30.09%		to	29.25%
2016	20,913	$1.15	to	$1.84	$23,412	4.67%	0.55%	to	1.20%	(7.22%)		to	(7.82%)
2015	24,946	$1.24	to	$2.00	$30,219	0.50%	0.55%	to	1.20%	(9.30%)		to	(9.89%)
2014	30,009	$1.37	to	$2.22	$40,254	2.97%	0.55%	to	1.20%	(12.58%)		to	(13.15%)
2013	37,895	$1.57	to	$2.55	$58,267	3.01%	0.55%	to	1.20%	13.66%		to	12.92%

358	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson Res, Serv
2017	24,074	$2.07	to	$1.80	$47,967	0.24%	0.55%	to	1.90%	26.86%		to	25.16%
2016	28,456	$1.63	to	$1.44	$44,874	0.38%	0.55%	to	1.90%	(0.27%)		to	(1.61%)
2015	33,433	$1.63	to	$1.46	$53,075	0.46%	0.55%	to	1.90%	4.50%		to	3.10%
2014	34,514	$1.56	to	$1.42	$52,555	0.22%	0.55%	to	1.90%	12.12%		to	10.62%
2013	43,430	$1.39	to	$1.28	$59,209	0.65%	0.55%	to	1.90%	29.28%		to	27.55%
Lazard Ret Global Dyn MA, Serv
2017	12,337	$1.40	to	$1.32	$16,905	—	0.55%	to	1.90%	19.87%		to	18.27%
2016	12,934	$1.17	to	$1.11	$14,857	0.21%	0.55%	to	1.90%	2.74%		to	1.36%
2015	16,048	$1.14	to	$1.10	$18,042	—	0.55%	to	1.90%	(0.99%)		to	(2.31%)
2014	14,706	$1.15	to	$1.12	$16,769	0.73%	0.55%	to	1.90%	2.14%		to	0.77%
2013	5,187	$1.13	to	$1.12	$5,820	1.27%	0.55%	to	1.90%	10.55	%(6)	to	9.56	%(6)
MFS Mass Inv Gro Stock, Serv Cl
2017	48,413	$1.31	to	$1.28	$63,174	0.41%	0.55%	to	1.45%	27.40%		to	26.26%
2016	58,861	$1.03	to	$1.01	$60,486	0.38%	0.55%	to	1.45%	5.26%		to	4.32%
2015	67,425	$0.98	to	$0.97	$66,042	0.60%	0.55%	to	1.45%	(2.04	%)(10)	to	(2.71	%)(10)
MFS New Dis, Serv Cl
2017	14,310	$2.47	to	$2.64	$34,090	—	0.55%	to	1.20%	25.64%		to	24.83%
2016	16,734	$1.97	to	$2.11	$31,851	—	0.55%	to	1.20%	8.20%		to	7.50%
2015	20,210	$1.82	to	$1.97	$35,640	—	0.55%	to	1.20%	(2.68%)		to	(3.31%)
2014	24,112	$1.87	to	$2.03	$43,814	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	32,602	$2.03	to	$2.23	$64,508	—	0.55%	to	1.20%	40.44%		to	39.53%
MFS Utilities, Serv Cl
2017	61,196	$3.59	to	$1.43	$180,143	4.10%	0.55%	to	1.90%	13.87%		to	12.35%
2016	70,057	$3.15	to	$1.27	$182,085	3.65%	0.55%	to	1.90%	10.63%		to	9.15%
2015	79,768	$2.85	to	$1.16	$190,029	3.91%	0.55%	to	1.90%	(15.22%)		to	(16.37%)
2014	96,240	$3.36	to	$1.39	$273,800	1.93%	0.55%	to	1.90%	11.85%		to	10.35%
2013	99,559	$3.00	to	$1.26	$257,426	2.10%	0.55%	to	1.90%	19.56%		to	17.96%
MS VIF Global Real Est, Cl II
2017	25,820	$1.55	to	$1.46	$39,104	2.41%	0.55%	to	1.45%	9.11%		to	8.13%
2016	32,431	$1.42	to	$1.35	$45,178	1.36%	0.55%	to	1.45%	2.56%		to	1.64%
2015	38,954	$1.38	to	$1.33	$53,052	2.29%	0.55%	to	1.45%	(1.96%)		to	(2.84%)
2014	44,945	$1.41	to	$1.37	$62,633	0.72%	0.55%	to	1.45%	13.23%		to	12.21%
2013	51,115	$1.25	to	$1.22	$63,191	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
MS VIF Mid Cap Gro, Cl II
2017	14,475	$2.12	to	$1.40	$30,403	—	0.55%	to	1.90%	37.84%		to	36.00%
2016	16,090	$1.54	to	$1.03	$24,689	—	0.55%	to	1.90%	(9.34%)		to	(10.56%)
2015	20,715	$1.70	to	$1.15	$35,167	—	0.55%	to	1.90%	(6.50%)		to	(7.76%)
2014	24,645	$1.81	to	$1.24	$44,824	—	0.55%	to	1.90%	1.28%		to	(0.07%)
2013	27,537	$1.79	to	$1.25	$49,578	0.24%	0.55%	to	1.90%	36.73%		to	34.91%
NB AMT Intl Eq, Cl S
2017	11,254	$1.34	to	$1.36	$15,150	0.65%	0.55%	to	1.45%	26.07%		to	24.94%
2016	12,747	$1.06	to	$1.08	$13,664	0.62%	0.55%	to	1.45%	(2.35%)		to	(3.23%)
2015	14,559	$1.09	to	$1.12	$16,013	0.91%	0.55%	to	1.45%	0.97%		to	0.07%
2014	16,273	$1.07	to	$1.12	$17,812	0.34%	0.55%	to	1.45%	(3.80%)		to	(4.67%)
2013	17,639	$1.12	to	$1.17	$20,121	1.39%	0.55%	to	1.45%	17.19%		to	16.14%
NB AMT Sus Eq, Cl S
2017	4,154	$1.89	to	$1.77	$9,320	0.37%	0.60%	to	1.90%	17.41%		to	15.90%
2016	3,911	$1.61	to	$1.53	$7,470	0.48%	0.60%	to	1.90%	8.98%		to	7.58%
2015	4,273	$1.47	to	$1.42	$7,512	0.31%	0.60%	to	1.90%	(1.18%)		to	(2.46%)
2014	4,602	$1.49	to	$1.46	$8,207	0.12%	0.60%	to	1.90%	9.45%		to	8.04%
2013	3,901	$1.36	to	$1.35	$6,422	0.60%	0.60%	to	1.90%	36.59%		to	34.83%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	359

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
NB AMT US Eq Index PW Strat, Cl S
2017	3,417	$0.98	to	$0.93	$3,281	—	0.55%	to	1.90%	6.10%		to	4.68%
2016	3,376	$0.92	to	$0.89	$3,072	—	0.55%	to	1.90%	(1.19%)		to	(2.51%)
2015	3,673	$0.93	to	$0.91	$3,400	—	0.55%	to	1.90%	(5.58%)		to	(6.85%)
2014	1,106	$0.99	to	$0.98	$1,091	—	0.55%	to	1.90%	(1.46	%)(9)	to	(2.13	%)(9)
Oppen Global VA, Serv
2017	51,073	$2.98	to	$1.79	$130,695	0.73%	0.55%	to	1.90%	35.57%		to	33.77%
2016	51,397	$2.20	to	$1.34	$97,849	0.78%	0.55%	to	1.90%	(0.70%)		to	(2.03%)
2015	60,235	$2.21	to	$1.36	$116,212	1.05%	0.55%	to	1.90%	3.10%		to	1.72%
2014	58,005	$2.15	to	$1.34	$109,803	0.87%	0.55%	to	1.90%	1.50%		to	0.14%
2013	60,950	$2.12	to	$1.34	$114,933	1.17%	0.55%	to	1.90%	26.30%		to	24.60%
Oppen Global Strategic Inc VA, Srv
2017	184,653	$1.78	to	$1.00	$306,521	1.99%	0.55%	to	1.90%	5.46%		to	4.05%
2016	217,796	$1.69	to	$0.97	$344,745	4.63%	0.55%	to	1.90%	5.68%		to	4.27%
2015	270,283	$1.60	to	$0.93	$407,154	5.49%	0.55%	to	1.90%	(3.03%)		to	(4.32%)
2014	327,695	$1.65	to	$0.97	$511,410	3.88%	0.55%	to	1.90%	1.93%		to	0.56%
2013	410,573	$1.62	to	$0.96	$631,311	4.80%	0.55%	to	1.90%	(0.91%)		to	(4.44	%)(6)
Oppen Main St VA, Serv
2017	3,459	$1.08	to	$1.08	$3,741	1.57%	0.85%	to	1.45%	8.27	%(13)	to	7.84	%(13)
Oppen Main St Sm Cap VA, Serv
2017	37,837	$3.16	to	$1.84	$101,756	0.65%	0.55%	to	1.90%	13.29%		to	11.77%
2016	38,137	$2.79	to	$1.65	$91,572	0.25%	0.55%	to	1.90%	17.03%		to	15.46%
2015	41,600	$2.39	to	$1.43	$86,026	0.64%	0.55%	to	1.90%	(6.61%)		to	(7.86%)
2014	41,092	$2.55	to	$1.55	$91,690	0.64%	0.55%	to	1.90%	11.04%		to	9.55%
2013	42,438	$2.30	to	$1.41	$85,905	0.70%	0.55%	to	1.90%	39.85%		to	37.97%
PIMCO VIT All Asset, Advisor Cl
2017	56,360	$1.68	to	$1.14	$91,337	4.43%	0.55%	to	1.90%	12.76%		to	11.25%
2016	64,890	$1.49	to	$1.02	$93,646	2.43%	0.55%	to	1.90%	12.29%		to	10.77%
2015	80,431	$1.33	to	$0.92	$103,895	2.91%	0.55%	to	1.90%	(9.69%)		to	(10.89%)
2014	116,223	$1.47	to	$1.04	$166,593	4.79%	0.55%	to	1.90%	(0.10%)		to	(1.43%)
2013	154,508	$1.47	to	$1.05	$222,703	4.19%	0.55%	to	1.90%	(0.44%)		to	(1.79%)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2017	4,421	$1.15	to	$1.06	$4,914	2.16%	0.55%	to	1.90%	13.37%		to	11.85%
2016	4,276	$1.01	to	$0.95	$4,210	2.34%	0.55%	to	1.90%	3.35%		to	1.98%
2015	4,724	$0.98	to	$0.93	$4,525	1.76%	0.55%	to	1.90%	(0.81%)		to	(2.14%)
2014	4,088	$0.99	to	$0.95	$3,971	2.32%	0.55%	to	1.90%	4.00%		to	2.62%
2013	5,310	$0.95	to	$0.93	$4,991	3.28%	0.55%	to	1.90%	(8.41%)		to	(9.65%)
PIMCO VIT Tot Return, Advisor Cl
2017	28,808	$1.06	to	$0.99	$29,845	1.92%	0.55%	to	1.90%	4.24%		to	2.84%
2016	18,986	$1.02	to	$0.97	$18,973	1.98%	0.55%	to	1.90%	2.01%		to	0.65%
2015	14,009	$1.00	to	$0.96	$13,796	4.90%	0.55%	to	1.90%	(0.54%)		to	(1.88%)
2014	11,275	$1.00	to	$0.98	$11,228	2.55%	0.55%	to	1.90%	3.95%		to	2.56%
2013	8,192	$0.96	to	$0.95	$7,897	2.30%	0.55%	to	1.90%	(3.98	%)(6)	to	(4.86	%)(6)
Put VT Global Hlth Care, Cl IB
2017	9,934	$2.71	to	$2.54	$25,818	0.53%	0.55%	to	1.20%	14.67%		to	13.93%
2016	11,746	$2.36	to	$2.23	$26,703	—	0.55%	to	1.20%	(11.84%)		to	(12.41%)
2015	14,959	$2.68	to	$2.54	$38,672	7.52%	0.55%	to	1.20%	7.20%		to	6.50%
2014	12,806	$2.50	to	$2.39	$30,988	9.14%	0.55%	to	1.20%	26.94%		to	26.12%
2013	12,940	$1.97	to	$1.89	$24,737	1.09%	0.55%	to	1.20%	40.89%		to	39.98%
Put VT Intl Eq, Cl IB
2017	8,597	$1.93	to	$1.91	$15,980	2.24%	0.55%	to	1.20%	25.89%		to	25.07%
2016	9,846	$1.53	to	$1.53	$14,585	3.53%	0.55%	to	1.20%	(2.99%)		to	(3.61%)
2015	11,782	$1.58	to	$1.58	$18,040	1.17%	0.55%	to	1.20%	(0.41%)		to	(1.05%)
2014	12,170	$1.59	to	$1.60	$18,773	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	13,264	$1.71	to	$1.74	$22,120	1.47%	0.55%	to	1.20%	27.37%		to	26.54%

360	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Sus Leaders, Cl IA
2017	20,744	$3.25	to	$3.25	$67,957	0.85%	1.25%	to	1.25%	27.95%		to	27.95%
2016	22,792	$2.54	to	$2.54	$58,366	0.97%	1.25%	to	1.25%	6.72%		to	6.72%
2015	25,133	$2.38	to	$2.38	$60,316	1.91%	1.25%	to	1.25%	(1.31%)		to	(1.31%)
2014	27,826	$2.41	to	$2.41	$67,675	0.52%	1.25%	to	1.25%	12.39%		to	12.39%
2013	30,597	$2.15	to	$2.15	$66,235	0.74%	1.25%	to	1.25%	35.05%		to	35.05%
Put VT Sus Leaders, Cl IB
2017	11,436	$2.60	to	$2.48	$29,120	0.63%	0.55%	to	1.20%	28.52%		to	27.69%
2016	12,838	$2.02	to	$1.94	$25,512	0.72%	0.55%	to	1.20%	7.20%		to	6.51%
2015	14,936	$1.88	to	$1.82	$27,762	1.69%	0.55%	to	1.20%	(0.84%)		to	(1.48%)
2014	16,591	$1.90	to	$1.85	$31,237	0.31%	0.55%	to	1.20%	12.87%		to	12.13%
2013	17,501	$1.68	to	$1.65	$29,283	0.51%	0.55%	to	1.20%	35.69%		to	34.81%
Royce Micro-Cap, Invest Cl
2017	3,299	$4.73	to	$4.40	$15,020	0.63%	0.55%	to	0.95%	4.61%		to	4.19%
2016	3,920	$4.53	to	$4.22	$17,077	0.68%	0.55%	to	0.95%	19.06%		to	18.58%
2015	4,659	$3.80	to	$3.56	$17,086	—	0.55%	to	0.95%	(12.94%)		to	(13.29%)
2014	5,570	$4.37	to	$4.11	$23,493	—	0.55%	to	0.95%	(4.11%)		to	(4.49%)
2013	6,965	$4.55	to	$4.30	$30,689	0.49%	0.55%	to	0.95%	20.32%		to	19.84%
Temp Global Bond, Cl 2
2017	37,623	$0.98	to	$0.92	$36,206	—	0.55%	to	1.90%	1.37%		to	0.02%
2016	33,736	$0.97	to	$0.92	$32,181	—	0.55%	to	1.90%	2.38%		to	1.00%
2015	37,383	$0.95	to	$0.91	$34,993	7.87%	0.55%	to	1.90%	(4.83%)		to	(6.11%)
2014	34,706	$0.99	to	$0.97	$34,290	4.82%	0.55%	to	1.90%	1.27%		to	(0.08%)
2013	18,987	$0.98	to	$0.97	$18,600	2.59%	0.55%	to	1.90%	(1.97	%)(6)	to	(2.86	%)(6)
Third Ave Val
2017	4,361	$4.07	to	$3.79	$17,074	0.83%	0.55%	to	0.95%	12.97%		to	12.52%
2016	5,019	$3.61	to	$3.37	$17,443	0.81%	0.55%	to	0.95%	11.61%		to	11.16%
2015	5,995	$3.23	to	$3.03	$18,682	3.32%	0.55%	to	0.95%	(9.39%)		to	(9.75%)
2014	7,075	$3.57	to	$3.35	$24,286	2.88%	0.55%	to	0.95%	3.81%		to	3.39%
2013	8,571	$3.44	to	$3.24	$28,415	3.27%	0.55%	to	0.95%	18.32%		to	17.84%
VanEck VIP Global Gold, Cl S
2017	14,742	$0.88	to	$0.83	$12,758	4.45%	0.55%	to	1.90%	11.02%		to	9.53%
2016	14,214	$0.80	to	$0.76	$11,190	0.32%	0.55%	to	1.90%	47.13%		to	45.16%
2015	10,176	$0.54	to	$0.52	$5,450	—	0.55%	to	1.90%	(24.57%)		to	(25.58%)
2014	7,540	$0.72	to	$0.70	$5,379	0.30%	0.55%	to	1.90%	(6.56%)		to	(7.80%)
2013	4,276	$0.77	to	$0.76	$3,278	—	0.55%	to	1.90%	(23.15	%)(6)	to	(23.84	%)(6)
VP Aggr, Cl 2
2017	645,382	$1.90	to	$1.48	$1,188,161	—	0.55%	to	1.90%	18.26%		to	16.68%
2016	694,293	$1.61	to	$1.27	$1,085,154	—	0.55%	to	1.90%	5.33%		to	3.92%
2015	767,605	$1.52	to	$1.22	$1,143,770	—	0.55%	to	1.90%	(1.30%)		to	(2.63%)
2014	777,550	$1.54	to	$1.25	$1,178,719	—	0.55%	to	1.90%	4.95%		to	3.54%
2013	808,546	$1.47	to	$1.21	$1,173,070	—	0.55%	to	1.90%	20.08%		to	18.47%
VP Aggr, Cl 4
2017	438,155	$1.90	to	$1.77	$810,257	—	0.55%	to	1.45%	18.22%		to	17.17%
2016	554,043	$1.61	to	$1.51	$870,142	—	0.55%	to	1.45%	5.39%		to	4.44%
2015	678,201	$1.53	to	$1.45	$1,014,551	—	0.55%	to	1.45%	(1.30%)		to	(2.19%)
2014	756,649	$1.55	to	$1.48	$1,150,971	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	1,115,592	$1.47	to	$1.43	$1,622,820	—	0.55%	to	1.45%	20.05%		to	18.96%
VP Col Wanger Intl Eq, Cl 2
2017	19,576	$1.54	to	$1.46	$34,496	0.82%	0.60%	to	1.90%	31.15%		to	29.44%
2016	16,412	$1.18	to	$1.13	$22,138	1.43%	0.60%	to	1.90%	(1.36%)		to	(2.65%)
2015	15,173	$1.19	to	$1.16	$20,835	1.40%	0.60%	to	1.90%	(2.23%)		to	(3.50%)
2014	12,560	$1.22	to	$1.20	$17,742	2.05%	0.60%	to	1.90%	(4.62%)		to	(5.86%)
2013	8,958	$1.28	to	$1.27	$13,332	2.32%	0.60%	to	1.90%	21.30%		to	19.73%

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	361

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Conserv, Cl 2
2017	364,115	$1.33	to	$1.11	$466,977	—	0.55%	to	1.90%	6.83%		to	5.40%
2016	420,989	$1.25	to	$1.05	$507,922	—	0.55%	to	1.90%	2.87%		to	1.49%
2015	404,404	$1.21	to	$1.04	$476,634	—	0.55%	to	1.90%	(0.71%)		to	(2.04%)
2014	446,223	$1.22	to	$1.06	$532,392	—	0.55%	to	1.90%	3.67%		to	2.28%
2013	586,903	$1.18	to	$1.04	$678,882	—	0.55%	to	1.90%	2.61%		to	1.23%
VP Conserv, Cl 4
2017	438,966	$1.33	to	$1.24	$565,866	—	0.55%	to	1.45%	6.75%		to	5.80%
2016	557,147	$1.25	to	$1.17	$675,846	—	0.55%	to	1.45%	2.87%		to	1.95%
2015	573,235	$1.21	to	$1.15	$678,617	—	0.55%	to	1.45%	(0.70%)		to	(1.60%)
2014	671,729	$1.22	to	$1.17	$804,077	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	969,662	$1.18	to	$1.14	$1,123,646	—	0.55%	to	1.45%	2.53%		to	1.60%
VP Man Risk, Cl 2
2017	16,502	$1.04	to	$1.03	$17,080	—	0.55%	to	1.90%	3.53	%(14)	to	3.14	%(14)
VP Man Risk US, Cl 2
2017	10,227	$1.04	to	$1.04	$10,666	—	0.55%	to	1.90%	4.33	%(14)	to	3.94	%(14)
VP Man Vol Conserv, Cl 2
2017	371,569	$1.12	to	$1.07	$412,801	—	0.55%	to	1.90%	7.30%		to	5.86%
2016	375,994	$1.05	to	$1.01	$390,968	—	0.55%	to	1.90%	2.49%		to	1.12%
2015	205,029	$1.02	to	$1.00	$208,901	—	0.55%	to	1.90%	(1.68%)		to	(2.99%)
2014	117,419	$1.04	to	$1.03	$122,260	—	0.55%	to	1.90%	3.87%		to	2.48%
2013	55,507	$1.00	to	$1.00	$55,925	—	0.55%	to	1.90%	(0.06	%)(8)	to	(0.29	%)(6)
VP Man Vol Conserv Gro, Cl 2
2017	1,090,668	$1.17	to	$1.13	$1,283,320	—	0.55%	to	1.90%	10.58%		to	9.11%
2016	1,147,613	$1.05	to	$1.04	$1,225,828	—	0.55%	to	1.90%	2.60%		to	1.23%
2015	787,479	$1.03	to	$1.03	$823,246	—	0.55%	to	1.90%	(2.37%)		to	(3.67%)
2014	568,924	$1.05	to	$1.06	$611,169	—	0.55%	to	1.90%	4.12%		to	2.72%
2013	226,702	$1.01	to	$1.04	$235,448	—	0.55%	to	1.90%	0.61	%(8)	to	2.86	%(6)
VP Man Vol Gro, Cl 2
2017	7,241,065	$1.24	to	$1.27	$9,417,648	—	0.55%	to	1.90%	16.84%		to	15.28%
2016	6,861,703	$1.06	to	$1.10	$7,649,392	—	0.55%	to	1.90%	2.80%		to	1.42%
2015	6,355,234	$1.03	to	$1.08	$6,894,914	—	0.55%	to	1.90%	(3.87%)		to	(5.16%)
2014	4,932,170	$1.07	to	$1.14	$5,556,332	—	0.55%	to	1.90%	4.37%		to	2.97%
2013	1,697,067	$1.03	to	$1.11	$1,843,697	—	0.55%	to	1.90%	1.95	%(8)	to	9.45	%(6)
VP Man Vol Mod Gro, Cl 2
2017	10,233,494	$1.21	to	$1.27	$13,380,654	—	0.55%	to	1.90%	13.72%		to	12.20%
2016	10,167,228	$1.06	to	$1.14	$11,730,363	—	0.55%	to	1.90%	2.85%		to	1.47%
2015	9,075,444	$1.03	to	$1.12	$10,207,540	—	0.55%	to	1.90%	(3.05%)		to	(4.35%)
2014	7,692,582	$1.06	to	$1.17	$8,953,330	—	0.55%	to	1.90%	4.28%		to	2.88%
2013	4,889,836	$1.02	to	$1.14	$5,553,983	—	0.55%	to	1.90%	1.40	%(8)	to	12.05%
VP Mod, Cl 2
2017	4,525,857	$1.62	to	$1.29	$7,073,183	—	0.55%	to	1.90%	12.60%		to	11.10%
2016	4,720,820	$1.44	to	$1.16	$6,581,507	—	0.55%	to	1.90%	4.06%		to	2.67%
2015	4,872,680	$1.38	to	$1.13	$6,556,989	—	0.55%	to	1.90%	(1.10%)		to	(2.43%)
2014	5,028,711	$1.40	to	$1.16	$6,873,036	—	0.55%	to	1.90%	4.49%		to	3.09%
2013	5,282,492	$1.34	to	$1.12	$6,941,783	—	0.55%	to	1.90%	10.75%		to	9.26%
VP Mod, Cl 4
2017	5,535,497	$1.62	to	$1.51	$8,698,841	—	0.55%	to	1.45%	12.59%		to	11.58%
2016	6,377,730	$1.44	to	$1.35	$8,937,621	—	0.55%	to	1.45%	4.06%		to	3.12%
2015	7,222,346	$1.38	to	$1.31	$9,765,609	—	0.55%	to	1.45%	(1.10%)		to	(1.99%)
2014	7,922,040	$1.40	to	$1.34	$10,873,224	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	8,850,388	$1.34	to	$1.29	$11,671,060	—	0.55%	to	1.45%	10.82%		to	9.82%

362	∎ RIVERSOURCE VARIABLE ACCOUNT 10

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 2
2017	2,232,170	$1.76	to	$1.38	$3,799,415	—	0.55%	to	1.90%	15.51%		to	13.97%
2016	2,427,281	$1.52	to	$1.21	$3,592,456	—	0.55%	to	1.90%	4.69%		to	3.29%
2015	2,674,127	$1.45	to	$1.17	$3,797,681	—	0.55%	to	1.90%	(1.27%)		to	(2.59%)
2014	2,793,304	$1.47	to	$1.20	$4,035,594	—	0.55%	to	1.90%	4.57%		to	3.17%
2013	3,023,702	$1.41	to	$1.16	$4,195,297	—	0.55%	to	1.90%	15.44%		to	13.89%
VP Mod Aggr, Cl 4
2017	1,694,432	$1.76	to	$1.64	$2,900,251	—	0.55%	to	1.45%	15.56%		to	14.52%
2016	2,083,794	$1.52	to	$1.43	$3,098,935	—	0.55%	to	1.45%	4.68%		to	3.75%
2015	2,538,648	$1.46	to	$1.38	$3,620,415	—	0.55%	to	1.45%	(1.34%)		to	(2.22%)
2014	2,876,781	$1.48	to	$1.41	$4,173,366	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	4,272,587	$1.41	to	$1.36	$5,945,143	—	0.55%	to	1.45%	15.41%		to	14.37%
VP Mod Conserv, Cl 2
2017	951,569	$1.46	to	$1.19	$1,344,016	—	0.55%	to	1.90%	9.41%		to	7.94%
2016	1,050,146	$1.34	to	$1.10	$1,362,169	—	0.55%	to	1.90%	3.40%		to	2.01%
2015	1,080,404	$1.29	to	$1.08	$1,362,065	—	0.55%	to	1.90%	(0.77%)		to	(2.10%)
2014	1,171,936	$1.30	to	$1.10	$1,495,793	—	0.55%	to	1.90%	4.20%		to	2.80%
2013	1,384,885	$1.25	to	$1.07	$1,704,963	—	0.55%	to	1.90%	6.54%		to	5.11%
VP Mod Conserv, Cl 4
2017	1,166,069	$1.47	to	$1.37	$1,656,917	—	0.55%	to	1.45%	9.31%		to	8.34%
2016	1,410,424	$1.34	to	$1.26	$1,841,117	—	0.55%	to	1.45%	3.47%		to	2.54%
2015	1,588,850	$1.30	to	$1.23	$2,012,896	—	0.55%	to	1.45%	(0.84%)		to	(1.74%)
2014	1,869,994	$1.31	to	$1.25	$2,399,263	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	2,377,982	$1.26	to	$1.21	$2,940,648	—	0.55%	to	1.45%	6.52%		to	5.56%
VP Ptnrs Core Bond, Cl 2
2017	8,696	$1.09	to	$1.01	$9,776	2.15%	0.60%	to	1.90%	2.72%		to	1.40%
2016	8,554	$1.06	to	$1.00	$9,408	1.85%	0.60%	to	1.90%	1.64%		to	0.31%
2015	6,047	$1.05	to	$0.99	$6,582	1.67%	0.60%	to	1.90%	(0.05%)		to	(1.36%)
2014	4,354	$1.05	to	$1.01	$4,767	1.79%	0.60%	to	1.90%	4.48%		to	3.13%
2013	4,330	$1.00	to	$0.98	$4,563	1.97%	0.60%	to	1.90%	(3.07%)		to	(4.33%)
VP Ptnrs Sm Cap Gro, Cl 2
2017	2,729	$1.56	to	$1.46	$5,935	—	0.60%	to	1.90%	17.79%		to	16.27%
2016	2,402	$1.33	to	$1.26	$4,455	—	0.60%	to	1.90%	5.75%		to	4.38%
2015	2,514	$1.25	to	$1.20	$4,442	—	0.60%	to	1.90%	(5.88%)		to	(7.10%)
2014	1,666	$1.33	to	$1.30	$3,149	—	0.60%	to	1.90%	(1.09%)		to	(2.37%)
2013	1,376	$1.35	to	$1.33	$2,636	—	0.60%	to	1.90%	39.06%		to	37.26%
VP Ptnrs Sm Cap Val, Cl 2
2017	2,920	$1.65	to	$1.55	$5,991	—	0.60%	to	1.90%	6.25%		to	4.88%
2016	2,638	$1.55	to	$1.48	$5,104	—	0.60%	to	1.90%	24.61%		to	23.00%
2015	2,373	$1.25	to	$1.20	$3,703	—	0.60%	to	1.90%	(9.98%)		to	(11.15%)
2014	2,050	$1.39	to	$1.36	$3,577	—	0.60%	to	1.90%	1.33%		to	0.02%
2013	2,004	$1.37	to	$1.35	$3,468	—	0.60%	to	1.90%	33.87%		to	32.14%
VP Ptnrs Sm Cap Val, Cl 3
2017	26,821	$3.64	to	$1.92	$83,615	—	0.55%	to	1.45%	6.44%		to	5.49%
2016	32,428	$3.42	to	$1.82	$95,187	—	0.55%	to	1.45%	24.85%		to	23.73%
2015	38,518	$2.74	to	$1.47	$91,180	—	0.55%	to	1.45%	(9.85%)		to	(10.66%)
2014	45,329	$3.04	to	$1.65	$119,932	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	56,024	$2.99	to	$1.64	$147,194	—	0.55%	to	1.45%	34.07%		to	32.86%
VP US Flex Conserv Gro, Cl 2
2017	69,286	$1.04	to	$1.10	$77,087	—	0.55%	to	1.90%	3.43	%(14)	to	9.62%
2016	7,951	$1.01	to	$1.00	$7,994	—	0.60%	to	1.90%	0.83	%(12)	to	0.66	%(12)
VP US Flex Gro, Cl 2
2017	782,503	$1.06	to	$1.20	$948,181	—	0.55%	to	1.90%	6.17	%(14)	to	16.23%
2016	152,952	$1.03	to	$1.03	$158,048	—	0.60%	to	1.90%	2.20	%(12)	to	2.03	%(12)

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	363

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP US Flex Mod Gro, Cl 2
2017	581,575	$1.05	to	$1.15	$675,916	—	0.55%	to	1.90%	4.93	%(14)	to	13.02%
2016	82,581	$1.02	to	$1.02	$84,178	—	0.60%	to	1.90%	1.52	%(12)	to	1.35	%(12)
Wanger Intl
2017	68,564	$4.09	to	$1.99	$224,311	1.20%	0.55%	to	1.45%	32.19%		to	31.01%
2016	78,620	$3.10	to	$1.52	$195,758	1.13%	0.55%	to	1.45%	(1.95%)		to	(2.83%)
2015	94,010	$3.16	to	$1.56	$241,040	1.42%	0.55%	to	1.45%	(0.45%)		to	(1.35%)
2014	107,941	$3.17	to	$1.58	$280,176	1.41%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	123,922	$3.34	to	$1.68	$342,548	2.61%	0.55%	to	1.45%	21.70%		to	20.60%
Wanger USA
2017	73,900	$4.42	to	$2.25	$269,824	—	0.55%	to	1.45%	18.93%		to	17.86%
2016	87,712	$3.71	to	$1.91	$269,942	—	0.55%	to	1.45%	13.07%		to	12.05%
2015	105,481	$3.28	to	$1.70	$289,513	0.00%	0.55%	to	1.45%	(1.15%)		to	(2.04%)
2014	121,749	$3.32	to	$1.74	$341,048	0.00%	0.55%	to	1.45%	4.21%		to	3.27%
2013	144,422	$3.19	to	$1.68	$391,758	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
WF VT Index Asset Alloc, Cl 2
2017	11,067	$2.53	to	$2.40	$27,343	0.74%	0.55%	to	1.20%	11.64%		to	10.91%
2016	12,593	$2.26	to	$2.17	$27,911	0.89%	0.55%	to	1.20%	7.09%		to	6.39%
2015	13,760	$2.11	to	$2.04	$28,356	1.03%	0.55%	to	1.20%	0.70%		to	0.04%
2014	15,061	$2.10	to	$2.03	$30,814	1.53%	0.55%	to	1.20%	17.41%		to	16.65%
2013	16,691	$1.79	to	$1.74	$29,125	1.63%	0.55%	to	1.20%	18.97%		to	18.20%
WF VT Intl Eq, Cl 2
2017	23,601	$2.00	to	$1.31	$40,675	2.82%	0.55%	to	1.45%	23.66%		to	22.55%
2016	24,730	$1.62	to	$1.07	$34,690	2.82%	0.55%	to	1.45%	2.73%		to	1.81%
2015	30,265	$1.58	to	$1.05	$41,543	3.97%	0.55%	to	1.45%	1.24%		to	0.33%
2014	29,780	$1.56	to	$1.05	$40,733	2.68%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	33,222	$1.66	to	$1.13	$48,586	2.14%	0.55%	to	1.45%	18.87%		to	17.80%
WF VT Opp, Cl 2
2017	20,487	$3.12	to	$1.73	$56,740	0.68%	0.55%	to	1.90%	19.78%		to	18.18%
2016	23,575	$2.61	to	$1.47	$54,889	2.04%	0.55%	to	1.90%	11.61%		to	10.12%
2015	27,542	$2.34	to	$1.33	$57,752	0.13%	0.55%	to	1.90%	(3.62%)		to	(4.90%)
2014	30,483	$2.42	to	$1.40	$66,811	0.06%	0.55%	to	1.90%	9.82%		to	8.35%
2013	36,218	$2.21	to	$1.29	$72,778	0.20%	0.55%	to	1.90%	29.96%		to	28.22%
WF VT Sm Cap Gro, Cl 2
2017	25,824	$2.90	to	$1.64	$69,947	—	0.55%	to	1.90%	25.17%		to	23.50%
2016	28,341	$2.32	to	$1.33	$61,652	—	0.55%	to	1.90%	7.16%		to	5.73%
2015	33,099	$2.16	to	$1.26	$67,685	—	0.55%	to	1.90%	(3.42%)		to	(4.71%)
2014	32,243	$2.24	to	$1.32	$68,710	—	0.55%	to	1.90%	(2.42%)		to	(3.72%)
2013	38,552	$2.29	to	$1.37	$84,690	—	0.55%	to	1.90%	49.41%		to	47.40%
WA Var Global Hi Yd Bond, Cl II
2017	9,079	$1.15	to	$1.08	$10,224	5.77%	0.55%	to	1.90%	7.83%		to	6.39%
2016	6,019	$1.07	to	$1.02	$6,315	5.94%	0.55%	to	1.90%	14.73%		to	13.20%
2015	6,145	$0.93	to	$0.90	$5,648	5.80%	0.55%	to	1.90%	(6.59%)		to	(7.85%)
2014	6,037	$1.00	to	$0.97	$5,973	8.19%	0.55%	to	1.90%	(2.05%)		to	(3.36%)
2013	3,009	$1.02	to	$1.01	$3,051	16.72%	0.55%	to	1.90%	1.04	%(6)	to	0.13	%(6)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

364	∎ RIVERSOURCE VARIABLE ACCOUNT 10

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on April 26, 2013.
(6)	New subaccount operations commenced on April 29, 2013.
(7)	New subaccount operations commenced on April 30, 2013.
(8)	New subaccount operations commenced on Nov. 18, 2013.
(9)	New subaccount operations commenced on June 30, 2014.
(10)	New subaccount operations commenced on March 27, 2015.
(11)	New subaccount operations commenced on April 29, 2016.
(12)	New subaccount operations commenced on Nov. 14, 2016.
(13)	New subaccount operations commenced on April 28, 2017.
(14)	New subaccount operations commenced on Sept. 18, 2017.

RIVERSOURCE VARIABLE ACCOUNT 10 ∎	365

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of income, comprehensive income, shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterHouseCoopers LLP

Minneapolis, Minnesota

February 22, 2018

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2017	2016
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2017, $20,764; 2016, $21,464)	$22,155	$22,682
Common stocks, at fair value (cost: 2017, $1; 2016, $4)	—	10
Mortgage loans, at amortized cost (less allowance for loan losses: 2017, $16; 2016, $19)	2,619	2,874
Policy loans	845	830
Other investments	900	998
Total investments	26,519	27,394
Cash and cash equivalents	1,062	323
Reinsurance recoverables	2,876	2,623
Other receivables	207	262
Accrued investment income	219	237
Deferred acquisition costs	2,639	2,611
Other assets	4,358	4,305
Separate account assets	82,560	76,298
Total assets	$120,440	$114,053

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,178	$29,514
Short-term borrowings	200	200
Other liabilities	4,674	4,253
Separate account liabilities	82,560	76,298
Total liabilities	116,612	110,265
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Retained earnings	903	862
Accumulated other comprehensive income, net of tax	456	457
Total shareholder’s equity	3,828	3,788
Total liabilities and shareholder’s equity	$120,440	$114,053

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years ended December 31,	2017	2016	2015
Revenues
Premiums	$410	$417	$406
Net investment income	1,011	1,128	1,218
Policy and contract charges	1,927	1,984	1,880
Other revenues	416	406	422
Net realized investment gains (losses)	40	26	4
Total revenues	3,804	3,961	3,930

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,239	1,611	1,213
Interest credited to fixed accounts	656	623	668
Amortization of deferred acquisition costs	207	334	273
Other insurance and operating expenses	701	683	736
Total benefits and expenses	2,803	3,251	2,890
Pretax income (loss)	1,001	710	1,040
Income tax provision (benefit)	260	24	145
Net income	$741	$686	$895

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$(8)
Portion of loss recognized in other comprehensive income (before taxes)	—	—	1
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$(7)

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years ended December 31,	2017	2016	2015

Net income	$741	$686	$895
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(3)	58	(338)
Net unrealized gains (losses) on derivatives	3	4	4
Other	(1)	—	—
Total other comprehensive income (loss), net of tax	(1)	62	(334)
Total comprehensive income	$740	$748	$561

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2015	$3	$2,464	$1,081	$729	$4,277
Comprehensive income:
Net income	—	—	895	—	895
Other comprehensive income (loss), net of tax	—	—	—	(334)	(334)

Total comprehensive income					561
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(800)	—	(800)

Balances at December 31, 2015	3	2,465	1,176	395	4,039
Comprehensive income:
Net income	—	—	686	—	686
Other comprehensive income (loss), net of tax	—	—	—	62	62

Total comprehensive income					748
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,000)	—	(1,000)

Balances at December 31, 2016	3	2,466	862	457	3,788
Comprehensive income:
Net income	—	—	741	—	741
Other comprehensive income (loss), net of tax	—	—	—	(1)	(1)

Total comprehensive income					740
Cash dividends to Ameriprise Financial, Inc.	—	—	(700)	—	(700)
Balances at December 31, 2017	$3	$2,466	$903	$456	$3,828

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years ended December 31,	2017	2016	2015
Cash Flows from Operating Activities
Net income	$741	$686	$895
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	48	40	18
Deferred income tax (benefit) expense	101	5	(91)
Contractholder and policyholder charges, non-cash	(359)	(348)	(334)
Loss from equity method investments	108	53	18
Net realized investment (gains) losses	(40)	(30)	(13)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains (losses)	—	4	9
Changes in operating assets and liabilities:
Deferred acquisition costs	(35)	55	(2)
Policyholder account balances, future policy benefits and claims, net	(121)	338	703
Derivatives, net of collateral	504	93	69
Reinsurance recoverables	(266)	(212)	(132)
Other receivables	42	(12)	(9)
Accrued investment income	18	7	11
Other, net	(33)	188	408
Net cash provided by (used in) operating activities	708	867	1,550

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	234	297	158
Maturities, sinking fund payments and calls	2,491	2,318	2,589
Purchases	(2,034)	(3,174)	(2,279)
Proceeds from sales, maturities and repayments of mortgage loans	690	783	618
Funding of mortgage loans	(439)	(433)	(523)
Proceeds from sales and collections of other investments	156	156	115
Purchase of other investments	(201)	(164)	(158)
Purchase of land, buildings, equipment and software	(9)	(9)	(11)
Change in policy loans, net	(15)	(7)	(18)
Advance on line of credit to Ameriprise Financial, Inc.	(15)	—	—
Repayment from Ameriprise Financial, Inc. on line of credit	15	—	—
Other, net	(4)	83	4
Net cash provided by (used in) investing activities	869	(150)	495

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	2,059	2,086	2,061
Net transfers from (to) separate accounts	(157)	127	(171)
Surrenders and other benefits	(1,893)	(1,932)	(2,714)
Change in short-term borrowings, net	—	(1)	(1)
Proceeds from line of credit with Ameriprise Financial, Inc.	20	22	6
Payments on line of credit with Ameriprise Financial, Inc.	(20)	(22)	(6)
Cash received for purchased options with deferred premiums	116	276	16
Cash paid for purchased options with deferred premiums	(263)	(320)	(373)
Cash dividends to Ameriprise Financial, Inc.	(700)	(1,000)	(800)
Net cash provided by (used in) financing activities	(838)	(764)	(1,982)
Net increase (decrease) in cash and cash equivalents	739	(47)	63
Cash and cash equivalents at beginning of period	323	370	307
Cash and cash equivalents at end of period	$1,062	$323	$370

Supplemental Disclosures:
Income taxes paid (received), net	$250	$(120)	$(57)
Interest paid on borrowings	2	1	1
Non-cash investing activity:
Partnership commitments not yet remitted	9	108	45

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

In 2017, the Company recorded the following out-of-period corrections:

•

a $12 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $8 million and decreased benefits, claims, losses and settlement expenses by $4 million.

•	a $20 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded a $29 million increase to long term care (“LTC”) reserves for an out-of-period correction related to its claim utilization factor.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

RiverSource Life Insurance Company

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its

RiverSource Life Insurance Company

amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans which represent investments in below investment grade loan syndications. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans, net reflect the Company’s interest in commercial mortgage loans less the related allowance for loan losses and, as of December 31, 2016, residential mortgage loans.

Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Residential mortgage loans are impaired when management determines the assets are uncollectible and commences foreclosure proceedings on the property, at which time the property is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in other investments. Syndicated loans are placed on nonaccrual status when management determines it will not collect all contractual principal and interest on the loan.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

RiverSource Life Insurance Company

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 8 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years.

As of December 31, 2017 and 2016, land, buildings, equipment and software were $142 million and $148 million, respectively, net of accumulated depreciation of $159 million and $144 million, respectively. Depreciation and amortization expense for the years ended December 31, 2017, 2016 and 2015 was $15 million, $14 million and $15 million, respectively.

RiverSource Life Insurance Company

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

The equity component of indexed annuities and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 13 for information regarding the Company’s fair value measurement of derivative instruments and Note 17 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and

RiverSource Life Insurance Company

bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains or losses impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets, and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, indexed annuities and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverable within receivables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

RiverSource Life Insurance Company

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed annuity products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB and gain gross-up (“GGU”) liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 10 for information regarding variable annuity guarantees.

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions, indexed annuities and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 13 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Company

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 9 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 19 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 19 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL

RiverSource Life Insurance Company

insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

3.   RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the Financial Accounting Standards Board (“FASB”) updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company evaluated include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard is effective for interim and annual periods beginning after December 15, 2017. Early adoption is permitted and all amendments must be adopted during the same period. The Company early adopted the standard for the interim period ended March 31, 2017 on a retrospective basis. The adoption of the standard did not have a material impact on the Company’s operating, investing or financing cash flows.

Future Adoption of New Accounting Standards

Income Statement — Reporting Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in OCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company is currently evaluating the impact of the update on its consolidated financial condition.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Receivables — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. Early adoption is permitted. The update is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Measurement of Credit Losses

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the

RiverSource Life Insurance Company

credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. The update should be applied at the beginning of the earliest period presented using a modified retrospective approach. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of financial instruments. The standard is effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not have a material impact on the consolidated financial condition or results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2017 and early adoption is permitted for interim and annual periods beginning after December 15, 2016. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard did not have a material impact on the Company’s consolidated financial condition and results of operations.

4.  VARIABLE INTEREST ENTITIES

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $408 million and $482 million as of December 31, 2017 and 2016, respectively. The Company had a $97 million and $135 million liability recorded as of December 31, 2017 and 2016, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the above mentioned funding commitments.

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial mortgage backed securities and residential mortgage backed securities. The Company classifies these investments as

RiverSource Life Insurance Company

Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its carrying value. The carrying value is included in Available-for-Sale fixed maturities on the Consolidated Balance Sheets. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 5 for additional information on these structured investments.

5.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

Description of Securities (in millions)	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,133	$1,125	$(25)	$13,233	$—
Residential mortgage backed securities	2,979	54	(22)	3,011	—
Commercial mortgage backed securities	3,554	47	(32)	3,569	—
State and municipal obligations	1,114	209	(9)	1,314	—
Asset backed securities	700	30	(2)	728	—
Foreign government bonds and obligations	283	20	(4)	299	—
U.S. government and agency obligations	1	—	—	1	—
Total fixed maturities	20,764	1,485	(94)	22,155	—
Common stocks	1	—	(1)	—	—
Total	$20,765	$1,485	$(95)	$22,155	$—

	December 31, 2016
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$13,105	$1,060	$(53)	$14,112	$—
Residential mortgage backed securities	3,386	72	(43)	3,415	(4)
Commercial mortgage backed securities	2,837	58	(38)	2,857	—
State and municipal obligations	1,092	161	(24)	1,229	—
Asset backed securities	790	26	(11)	805	—
Foreign government bonds and obligations	251	17	(7)	261	—
U.S. government and agency obligations	3	—	—	3	—
Total fixed maturities	21,464	1,394	(176)	22,682	(4)
Common stocks	4	6	—	10	3
Total	$21,468	$1,400	$(176)	$22,692	$(1)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2017 and 2016, investment securities with a fair value of 1.6 billion and $1.5 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $711 million and $428 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2017 and 2016, fixed maturity securities comprised approximately 84% and 83%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2017 and 2016, approximately $906 million and $944 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Company

A summary of fixed maturity securities by rating was as follows:

	December 31, 2017			December 31, 2016
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,259	$6,303	28%	$5,671	$5,728	25%
AA	1,090	1,285	6	1,013	1,177	5
A	3,443	3,902	18	3,767	4,167	19
BBB	8,796	9,465	43	9,584	10,190	45
Below investment grade	1,176	1,200	5	1,429	1,420	6
Total fixed maturities	$20,764	$22,155	100%	$21,464	$22,682	100%

As of December 31, 2017 and 2016, approximately 35% and 40%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2017
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	82	$834	$(5)	39	$360	$(20)	121	$1,194	$(25)
Residential mortgage backed securities	36	546	(4)	41	657	(18)	77	1,203	(22)
Commercial mortgage backed securities	56	994	(10)	42	663	(22)	98	1,657	(32)
State and municipal obligations	19	35	—	8	138	(9)	27	173	(9)
Asset backed securities	15	116	—	12	76	(2)	27	192	(2)
Foreign government bonds and obligations	3	6	—	15	23	(4)	18	29	(4)
Common stocks	—	—	—	3	1	(1)	3	1	(1)
Total	211	$2,531	$(19)	160	$1,918	$(76)	371	$4,449	$(95)

	December 31, 2016
(in millions, except number of securities)	Less than 12 months				12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	114	$1,502	$(26)	33	$319	$(27)	147	$1,821	$(53)
Residential mortgage backed securities	56	1,282	(25)	56	324	(18)	112	1,606	(43)
Commercial mortgage backed securities	80	1,378	(37)	1	11	(1)	81	1,389	(38)
State and municipal obligations	18	66	(3)	2	105	(21)	20	171	(24)
Asset backed securities	23	231	(6)	12	114	(5)	35	345	(11)
Foreign government bonds and obligations	7	30	(1)	15	23	(6)	22	53	(7)
Total	298	$4,489	$(98)	119	$896	$(78)	417	$5,385	$(176)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to tighter credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	December 31,
(in millions)	2017	2016	2015
Beginning balance	$21	$33	$33
Reductions for securities sold during the period (realized)	(21)	(12)	—
Ending balance	$—	$21	$33

RiverSource Life Insurance Company

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Gross realized investment gains	$48	$29	$30
Gross realized investment losses	(4)	(12)	(17)
Other-than-temporary impairments	—	—	(7)
Total	$44	$17	$6

Other-than-temporary impairments for the year ended December 31, 2015 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 18 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2017 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$1,288	$1,305
Due after one year through five years	5,481	5,685
Due after five years through 10 years	3,039	3,154
Due after 10 years	3,723	4,703
	13,531	14,847
Residential mortgage backed securities	2,979	3,011
Commercial mortgage backed securities	3,554	3,569
Asset backed securities	700	728
Common stocks	1	—
Total	$20,765	$22,155

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities, as well as common stocks, were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2017	2016	2015
Fixed maturities	$947	$997	$1,034
Mortgage loans	137	149	177
Other investments	(48)	8	33
	1,036	1,154	1,244
Less: investment expenses	25	26	26
Total	$1,011	$1,128	$1,218

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Fixed maturities	$44	$17	$6
Mortgage loans	(4)	10	—
Other investments	—	(1)	(2)
Total	$40	$26	$4

6.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial and residential mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2017	2016	2015
Beginning balance	$25	$25	$28
Charge-offs	(3)	(3)	(4)
Provisions	—	3	1
Ending balance	$22	$25	$25

Individually evaluated for impairment	$—	$2	$4
Collectively evaluated for impairment	22	23	21

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2017	2016
Individually evaluated for impairment	$17	$10
Collectively evaluated for impairment	3,015	3,275
Total	$3,032	$3,285

As of December 31, 2017 and 2016, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $17 million and $5 million, respectively.

During the years ended December 31, 2017, 2016 and 2015, the Company purchased $156 million, $73 million and $106 million, respectively, and sold $259 million, $250 million and $15 million, respectively. The loans purchased consisted of syndicated loans. The loans sold during 2017 and 2016 primarily consisted of residential mortgage loans. See below for additional discussion on the sales of these loans. The loans sold during 2015 primarily consisted of syndicated loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were $5 million and $2 million as of December 31, 2017 and 2016, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil of total commercial mortgage loans as of both December 31, 2017 and 2016. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
South Atlantic	$735	$753	28%	29%
Pacific	771	722	29	28
Mountain	242	234	9	9
West North Central	223	212	8	8
East North Central	209	195	8	8
Middle Atlantic	179	191	7	7
West South Central	125	122	5	5
New England	67	84	3	3
East South Central	84	80	3	3

	2,635	2,593	100%	100%

Less: allowance for loan losses	16	19

Total	$2,619	$2,574

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
Retail	$893	$916	34%	35%
Office	470	473	18	18
Apartments	536	483	20	19
Industrial	451	430	17	17
Mixed use	38	42	1	2
Hotel	39	41	2	1
Other	208	208	8	8

	2,635	2,593	100%	100%

Less: allowance for loan losses	16	19

Total	$2,619	$2,574

Residential Mortgage Loans

The recorded investment in residential mortgage loans as of December 31, 2017 and 2016 was nil and $300 million, respectively. During the years ended December 31, 2017 and 2016, the Company sold $249 million and $250 million, respectively, of residential mortgage loans and recorded a loss of $4 million and a gain of $10 million, respectively.

As of December 31, 2016, approximately 2% of residential mortgage loans had FICO scores below 640. As of December 31, 2016, none of the Company’s residential mortgage loans had LTV ratios greater than 90%. The Company’s most significant geographic concentration for residential mortgage loans was in California which represented 52% of the portfolio as of December 31, 2016. Colorado and Washington represented 18% and 13%, respectively, of the portfolio as of December 31, 2016. No other state represented more than 10% of the total residential mortgage loan portfolio.

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2017 and 2016 was $397 million and $392 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2017 and 2016 were $5 million and $1 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of December 31, 2017 and 2016. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2017, 2016 and 2015. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

7.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the Company’s living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on life insurance contracts and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in the prior year resulted in the write-off of DAC, which was included in the impact of unlocking. The impact of unlocking to DAC for the year ended December 31, 2015 primarily reflected the difference between the Company’s previously assumed interest rates versus the low interest rate environment partially offset by improved persistency.

The balances of and changes in DAC were as follows:

(in millions)	2017	2016		2015
Balance at January 1	$2,611	$2,693		$2,581
Capitalization of acquisition costs	242	279	(1)	275
Amortization, excluding the impact of valuation assumptions review	(219)	(253)		(267)
Amortization, impact of valuation assumptions review	12	(81	)(2)	(6)
Impact of change in net unrealized securities (gains) losses	(7)	(27)		110
Balance at December 31	$2,639	$2,611		$2,693

RiverSource Life Insurance Company

(1)

Includes a $27 million benefit related to the write-off of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Consolidated Statements of Income.

(2)	Includes a $58 million expense related to the loss recognition on LTC business.

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2017	2016	2015
Balance at January 1	$301	$334	$361
Capitalization of sales inducement costs	4	5	4
Amortization, excluding the impact of valuation assumptions review	(37)	(42)	(52)
Amortization, impact of valuation assumptions review	(1)	4	1
Impact of change in net unrealized securities (gains) losses	6	—	20
Balance at December 31	$273	$301	$334

8.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2017 and 2016, traditional life and UL insurance in force aggregated $195.9 billion and $196.5 billion, respectively, of which $142.4 billion as of both December 31, 2017 and 2016 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Direct premiums	$637	$642	$629
Reinsurance ceded	(227)	(225)	(223)
Net premiums	$410	$417	$406

Policy and contract charges are presented on the Consolidated Statements of Income net of $114 million, $110 million and $107 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2017, 2016 and 2015, respectively.

Reinsurance recovered on all contracts was $298 million, $318 million and $287 million for the years ended December 31, 2017, 2016 and 2015, respectively.

RiverSource Life Insurance Company

Reinsurance recoverables include approximately $2.3 billion and $2.0 billion related to LTC risk ceded to Genworth as of December 31, 2017 and 2016, respectively. Policyholder account balances, future policy benefits and claims include $509 million and $529 million related to previously assumed reinsurance arrangements as of December 31, 2017 and 2016, respectively.

9.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2017		2016
Policyholder account balances
Fixed annuities(1)	$9,934		$10,588
Variable annuity fixed sub-accounts	5,166		5,211
VUL/UL insurance	3,047		3,007
IUL insurance	1,384		1,054
Other life insurance	720		758
Total policyholder account balances	20,251		20,618
Future policy benefits
Variable annuity GMWB	463		1,017
Variable annuity GMAB	(80	)(2)	(24	)(2)
Other annuity liabilities	78		66
Fixed annuity life contingent liabilities	1,484		1,497
Life and DI insurance	1,221		1,204
LTC insurance	4,896		4,352
VUL/UL and other life insurance additional liabilities	688		588
Total future policy benefits	8,750		8,700
Policy claims and other policyholders’ funds	177		196
Total policyholder account balances, future policy benefits and claims	$29,178		$29,514

(1)	Includes fixed deferred annuities, non-life contingent fixed payout annuities and indexed annuity host contracts.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2017 and 2016 reported as a contra liability.

Fixed Annuities

Fixed annuities include deferred, payout and indexed annuity contracts.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2017, depending on year of issue, with an average rate of approximately 4.09%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s equity indexed annuity (“EIA”) product is a single premium fixed deferred annuity. The Company discontinued new sales of EIA in 2007. The contract was issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments.

In November 2017, the Company began offering a fixed index annuity product which is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The Company offers S&P 500® Index and MSCI® EAFE Index account options. Both options offer two crediting durations, one-year and two-year. The contractholder may allocate all or a portion of the policy value to a fixed or indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. The contractholder can choose to add a GMWB for life rider for an additional fee.

See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed annuities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

RiverSource Life Insurance Company

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 13 and Note 17 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 17 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2017. Anticipated interest rates for DI policies ranged from 3.75% to 7.5% as of December 31, 2017 and for LTC policies ranged from 6% to 6.4% as of December 31, 2017.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.25% for DI and LTC claims, respectively, as of December 31, 2017.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2017	2016
Variable annuity	$75,174	$69,606
VUL insurance	7,352	6,659
Other insurance	34	33
Total	$82,560	$76,298

10.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

RiverSource Life Insurance Company

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2017				December 31, 2016
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk		Weighted Average Attained Age
GMDB:
Return of premium	$61,418	$59,461	$9	66	$56,143	$54,145	$208		65
Five/six-year reset	8,870	6,149	12	66	8,878	6,170	22		66
One-year ratchet	6,548	6,187	11	69	6,426	6,050	110		68
Five-year ratchet	1,563	1,506	1	65	1,542	1,483	7		64
Other	1,099	1,075	50	72	965	942	86		71
Total — GMDB	$79,498	$74,378	$83	66	$73,954	$68,790	$433		65
GGU death benefit	$1,118	$1,067	$133	70	$1,047	$996	$108		68
GMIB	$233	$216	$7	69	$245	$227	$13		68
GMWB:
GMWB	$2,508	$2,500	$1	71	$2,650	$2,642	$2		70
GMWB for life	44,375	44,259	129	67	39,436	39,282	289	(2)	66
Total — GMWB	$46,883	$46,759	$130	67	$42,086	$41,924	$291		66
GMAB	$3,086	$3,083	$—	59	$3,484	$3,476	$21		59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2)	Amount revised to reflect updated contractholder mortality assumptions as of December 31, 2016.

The net amount at risk for GMDB, GGU and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

RiverSource Life Insurance Company

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2017		December 31, 2016
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,460	65	$6,376	64

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB &GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2015	$9	$7	$693	$(41)	$263
Incurred claims	10	1	364	41	92
Paid claims	(5)	—	—	—	(23)
Balance at December 31, 2015	14	8	1,057	—	332
Incurred claims	11	1	(40)	(23)	127
Paid claims	(9)	(1)	—	(1)	(25)
Balance at December 31, 2016	16	8	1,017	(24)	434
Incurred claims	5	—	(554)	(56)	84
Paid claims	(4)	(2)	—	—	(29)
Balance at December 31, 2017	$17	$6	$463	$(80)	$489

(1)	The incurred claims for GMWB and GMAB represent the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2017	2016
Mutual funds:
Equity	$46,038	$40,622
Bond	23,529	23,142
Other	5,109	5,326
Total mutual funds	$74,676	$69,090

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2017, 2016 and 2015.

11.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of December 31, 2017 and 2016.

RTA has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this revolving credit agreement as of December 31, 2017 and 2016.

RiverSource Life Insurance Company

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2017 and 2016.

12.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2017 and 2016, the Company has pledged $43 million and $33 million, respectively, of agency residential mortgage backed securities and $8 million and $19 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2017 and 2016 was $50 million. The remaining maturity of outstanding repurchase agreements was less than one month and less than three months as of December 31, 2017 and 2016, respectively. The weighted average annualized interest rate on repurchase agreements held as of December 31, 2017 and 2016 was 1.4% and 0.9%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $750 million and $771 million as of December 31, 2017 and 2016, respectively. The amount of the Company’s liability including accrued interest as of both December 31, 2017 and 2016 was $150 million. The remaining maturity of outstanding FHLB advances was less than four months as of both December 31, 2017 and 2016. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2017 and 2016 was 1.5% and 0.8%, respectively.

13.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,161	$1,072	$13,233
Residential mortgage backed securities	—	2,924	87	3,011
Commercial mortgage backed securities	—	3,569	—	3,569
State and municipal obligations	—	1,314	—	1,314
Asset backed securities	—	728	—	728
Foreign government bonds and obligations	—	299	—	299
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,995	1,159	22,155
Cash equivalents	—	1,030	—	1,030
Other assets:
Interest rate derivative contracts	—	1,081	—	1,081
Equity derivative contracts	62	2,305	—	2,367
Foreign exchange derivative contracts	1	34	—	35
Total other assets	63	3,420	—	3,483
Separate account assets at net asset value (“NAV”)				82,560	(1)
Total assets at fair value	$64	$25,445	$1,159	$109,228

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	601	601
GMWB and GMAB embedded derivatives	—	—	(49)	(49	)(2)
Total policyholder account balances, future policy benefits and claims	—	5	552	557	(3)
Other liabilities:
Interest rate derivative contracts	1	414	—	415
Equity derivative contracts	5	2,666	—	2,671
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	2	—	2
Total other liabilities	6	3,105	—	3,111
Total liabilities at fair value	$6	$3,110	$552	$3,668

RiverSource Life Insurance Company

	December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,955	$1,157	$14,112
Residential mortgage backed securities	—	3,300	115	3,415
Commercial mortgage backed securities	—	2,857	—	2,857
State and municipal obligations	—	1,229	—	1,229
Asset backed securities	—	792	13	805
Foreign government bonds and obligations	—	261	—	261
U.S. government and agency obligations	3	—	—	3
Total Available-for-Sale securities: Fixed maturities	3	21,394	1,285	22,682
Common stocks	6	4	—	10
Cash equivalents	—	302	—	302
Other assets:
Interest rate derivative contracts	—	1,735	—	1,735
Equity derivative contracts	43	1,487	—	1,530
Credit derivative contracts	—	1	—	1
Foreign exchange derivative contracts	—	80	—	80
Total other assets	43	3,303	—	3,346
Separate account assets at NAV				76,298	(1)
Total assets at fair value	$52	$25,003	$1,285	$102,638

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	464	464
GMWB and GMAB embedded derivatives	—	—	614	614	(4)
Total policyholder account balances, future policy benefits and claims	—	5	1,078	1,083	(5)
Other liabilities:
Interest rate derivative contracts	1	964	—	965
Equity derivative contracts	2	1,987	—	1,989
Foreign exchange derivative contracts	2	45	—	47
Total other liabilities	5	2,996	—	3,001
Total liabilities at fair value	$5	$3,001	$1,078	$4,084

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position as of December 31, 2017.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(399) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position as of December 31, 2016.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(498) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2016.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2017	$1,157	$115	$—	$13	$1,285	$—
Total gains (losses) included in:
Net income	1	—	—	—	1 (1)	—
Other comprehensive income (loss)	(8)	1	—	—	(7)	—
Purchases	124	67	36	49	276	—
Settlements	(202)	(7)	—	(13)	(222)	—
Transfers into Level 3	—	—	—	11	11	4
Transfers out of Level 3	—	(89)	(36)	(60)	(185)	(4)
Balance, December 31, 2017	$1,072	$87	$—	$—	$1,159	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2017	$1	$—	$—	$—	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$464		$614		$1,078
Total (gains) losses included in:
Net income	87	(2)	(977	)(3)	(890)
Issues	92		326		418
Settlements	(42)		(12)		(54)
Balance, December 31, 2017	$601		$(49)		$552
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2017	$87	(2)	$(946	)(3)	$(859)

	Available-for-Sale Securities: Fixed Maturities					Other Derivative Contracts
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2016	$1,235	$21	$3	$133	$1,392	$—
Total gains (losses) included in:
Net income	1	—	—	1	2 (1)	(2	)(3)
Other comprehensive income (loss)	(1)	(1)	—	—	(2)	—
Purchases	47	134	42	—	223	2
Settlements	(126)	(9)	(3)	(1)	(139)	—
Transfers into Level 3	1	—	—	12	13	—
Transfers out of Level 3	—	(30)	(42)	(132)	(204)	—
Balance, December 31, 2016	$1,157	$115	$—	$13	$1,285	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2016	$1	$—	$—	$—	$1 (1)	$(2	)(3)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2016	$364		$851		$1,215
Total (gains) losses included in:
Net income	13	(2)	(511	)(3)	(498)
Issues	115		295		410
Settlements	(28)		(21)		(49)
Balance, December 31, 2016	$464		$614		$1,078
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2016	$13	(2)	$(448	)(3)	$(435)

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2015	$1,353	$9	$90	$151	$1,603	$1
Total gains (losses) included in:
Net income	(1)	—	—	1	— (1)	—
Other comprehensive income (loss)	(21)	—	—	(2)	(23)	(1)
Purchases	153	67	32	16	268	—
Settlements	(238)	(4)	(7)	(2)	(251)	—
Transfers into Level 3	—	—	6	14	20	—
Transfers out of Level 3	(11)	(51)	(118)	(45)	(225)	—
Balance, December 31, 2015	$1,235	$21	$3	$133	$1,392	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2015	$(1)	$—	$—	$1	$— (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2015	$242		$479		$721
Total (gains) losses included in:
Net income	27	(2)	105	(3)	132
Issues	114		271		385
Settlements	(19)		(4)		(23)
Balance, December 31, 2015	$364		$851		$1,215
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2015	$27	(2)	$127	(3)	$154

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $(71) million, $98 million and $74 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2017, 2016 and 2015, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,070	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$601	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(49)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

RiverSource Life Insurance Company

	December 31, 2016
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,154	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	2.5%	1.3%
IUL embedded derivatives	$464	Discounted cash flow	Nonperformance risk(1)	82		bps
GMWB and GMAB embedded derivatives	$614	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	75.6%
			Surrender rate	0.1%	–	66.4%
			Market volatility(3)	5.3%	–	21.2%
			Nonperformance risk(1)	82		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries. Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

RiverSource Life Insurance Company

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2017 and 2016. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its indexed annuity and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of the fixed index annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the fixed index annuity and IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2017 and 2016. See Note 16 and Note 17 for further information on the credit risk of derivative instruments and related collateral.

RiverSource Life Insurance Company

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for other-than-temporary impairment. The investments that are determined to be other-than-temporarily impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). During the year ended December 31, 2017, the Company recognized $64 million of impairments on its investment in affordable housing partnerships primarily due to the enactment of the Tax Act. The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $166 million as of December 31, 2017 and is classified as Level 3 in the fair value hierarchy.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2017
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,619	$—	$—	$2,616	$2,616
Policy loans	845	—	—	801	801
Other investments	408	—	373	36	409

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,246	$—	$—	$10,755	$10,755
Short-term borrowings	200	—	200	—	200
Other liabilities	123	—	—	119	119
Separate account liabilities at NAV	369				369	(1)
	December 31, 2016
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,874	$—	$—	$2,865	$2,865
Policy loans	830	—	—	807	807
Other investments	402	—	364	43	407

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,906	$—	$—	$11,417	$11,417
Short-term borrowings	200	—	200	—	200
Other liabilities	177	—	—	169	169
Separate account liabilities at NAV	341				341	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including LTV ratio, occupancy rate, refinance risk, debt service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to the valuation of commercial mortgage loans, these measurements are classified as Level 3.

The fair value of residential mortgage loans as of December 31, 2016 is determined by discounting estimated cash flows and incorporating adjustments for prepayment, administration expenses, loss severity and credit loss estimates, with discount rates based on the Company’s estimate of current market conditions. Given the significant unobservable inputs to the valuation of residential mortgage loans as of December 31, 2016, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

RiverSource Life Insurance Company

Other Investments

Other investments primarily consist of syndicated loans and an investment in FHLB. The fair value of syndicated loans is obtained from a third-party pricing service or non-binding broker quotes. Syndicated loans that are priced using a market approach with observable inputs are classified as Level 2 and syndicated loans priced using a single non-binding broker quote are classified as Level 3. The fair value of the investment in FHLB is approximated by the carrying value and classified as Level 3 due to restrictions on transfer and lack of liquidity in the primary market for this asset.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities in deferral status is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a margin for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status, indexed annuity host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Short-term Borrowings

The fair value of short-term borrowings is obtained from a third-party pricing service. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk. The fair value of short-term borrowings is classified as Level 2.

Other Liabilities

Other liabilities consist of future funding commitments to affordable housing partnerships and other real estate partnerships. The fair value of these future funding commitments is determined by discounting cash flows. The fair value of these commitments includes an adjustment for the Company’s nonperformance risk and is classified as Level 3 due to the use of the significant unobservable input.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets is used as a practical expedient for fair value and represents the exit price for the separate account liabilities. Separate account liabilities are excluded from classification in the fair value hierarchy.

14.  RELATED PARTY TRANSACTIONS

CMIA is the investment advisor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides distribution and certain administrative services on behalf of CMIA and is compensated for the services it provides. For the years ended December 31, 2017, 2016 and 2015, the Company earned $322 million, $313 million and $311 million, respectively, from CMIA for these services.

Columbia Management Investment Distributors, Inc. (“CMID”), an affiliate of the Company, is the principal underwriter and distributor for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides certain administrative services to assist in the promotion, distribution and account servicing of shares of the portfolios of the Company’s variable products and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $167 million, $158 million and $162 million, respectively, from CMID for these services.

Columbia Management Investment Services Corp. (“CMIS”), an affiliate of the Company, is the transfer agent that processes transactions related to the Company’s variable products. The Company provides administrative services related to these transactions and is compensated for providing these services. For the years ended December 31, 2017, 2016 and 2015, the Company earned $42 million, $40 million and $41 million, respectively, from CMIS for these services.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $390 million, $400 million and $437 million for the years ended December 31, 2017, 2016 and 2015, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Cash dividends paid to Ameriprise Financial	$700	$1,000	$800
Cash dividends received from RiverSource Life of NY	50	50	25
Cash dividend received from RTA	20	15	—
Cash dividend received from RiverSource REO 1, LLC (1)	—	31	—

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

RiverSource Life Insurance Company

On February 20, 2018, the Company’s board of directors declared a cash dividend of $200 million to Ameriprise Financial, payable on or before March 22, 2018, pending approval by the Minnesota Department of Commerce.

For dividends from the life insurance companies, advance notification was provided to state insurance regulators prior to all dividend payments. See Note 15 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due to Ameriprise Financial for federal income taxes was $105 million and $168 million as of December 31, 2017 and 2016, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

15.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company received approval from the Minnesota Department of Commerce to apply a permitted statutory accounting practice, effective July 1, 2017 through June 30, 2018, for certain derivative instruments used to economically hedge the interest rate exposure of certain variable annuity products that do not qualify for statutory hedge accounting. The permitted practice is intended to mitigate the impact to statutory surplus from the misalignment between variable annuity statutory reserves, which are not carried at fair value, and the fair value of derivatives used to economically hedge the interest rate exposure of non-life contingent living benefit guarantees. The permitted practice allows RiverSource Life Insurance Company to defer a portion of the change in fair value, net investment income and realized gains or losses generated from designated derivatives to the extent the amounts do not offset the current period interest-rate related change in the variable annuity statutory reserve liability. The deferred amount is amortized over ten years using the straight-line method with the ability to accelerate amortization at management’s discretion. There was no immediate impact to statutory surplus at the effective date for the permitted statutory accounting practice. As of December 31, 2017, application of this permitted practice resulted in a decrease to RiverSource Life Insurance Company’s statutory surplus of approximately $3 million.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $(306) million and $275 million as of December 31, 2017 and 2016, respectively.

In addition, dividends whose fair market value, together with that of other dividends made within the preceding 12 months, exceeds the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $2.4 billion and $3.0 billion as of December 31, 2017 and 2016, respectively.

Statutory net gain from operations and net income (loss) are summarized as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Statutory net gain from operations	$958	$834	$1,033
Statutory net income (loss)	222	322	633

Government debt securities of $4 million as of both December 31, 2017 and 2016 were on deposit with various states as required by law.

RiverSource Life Insurance Company

16.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,440	$—	$3,440	$(2,599)	$(736)	$(88)	$17
OTC cleared	21	—	21	(15)	—	—	6
Exchange-traded	22	—	22	(1)	—	—	21
Total derivatives	$3,483	$—	$3,483	$(2,615)	$(736)	$(88)	$44

	December 31, 2016
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,822	$—	$2,822	$(2,161)	$(374)	$(235)	$52
OTC cleared	510	—	510	(507)	(3)	—	—
Exchange-traded	14	—	14	(2)	—	—	12
Total derivatives	$3,346	$—	$3,346	$(2,670)	$(377)	$(235)	$64

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,095	$—	$3,095	$(2,599)	$(1)	$(492)	$3
OTC cleared	15	—	15	(15)	—	—	—
Exchange-traded	1	—	1	(1)	—	—	—
Total derivatives	3,111	—	3,111	(2,615)	(1)	(492)	3
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,161	$—	$3,161	$(2,615)	$(1)	$(542)	$3

RiverSource Life Insurance Company

	December 31, 2016
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,481	$—	$2,481	$(2,161)	$—	$(312)	$8
OTC cleared	515	—	515	(507)	(8)	—	—
Exchange-traded	5	—	5	(2)	—	—	3
Total derivatives	3,001	—	3,001	(2,670)	(8)	(312)	11
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,051	$—	$3,051	$(2,670)	$(8)	$(362)	$11

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amounts of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 17 for additional disclosures related to the Company’s derivative instruments and Note 12 for additional disclosures related to the Company’s repurchase agreements.

17.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 16 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2017			December 31, 2016
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$64,790	$1,081	$415	$71,019	$1,735	$965
Equity contracts	56,649	2,367	2,671	60,419	1,530	1,989
Credit contracts	715	—	2	1,039	1	—
Foreign exchange contracts	3,996	35	23	4,494	80	47
Other contracts	450	—	—	240	—	—
Total non-designated hedges	126,600	3,483	3,111	137,211	3,346	3,001
Embedded derivatives
GMWB and GMAB(3)	N/A	—	(49)	N/A	—	614
IUL	N/A	—	601	N/A	—	464
Indexed annuities	N/A	—	5	N/A	—	5
Total embedded derivatives	N/A	—	557	N/A	—	1,083
Total derivatives	$126,600	$3,483	$3,668	$137,211	$3,346	$4,084

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and indexed annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2016 included $880 million of individual contracts in a liability position and $266 million of individual contracts in an asset position.

See Note 13 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2017 and 2016, investment securities with a fair value of $89 million and $235 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $89 million and $118 million, respectively, may be sold, pledged or rehypothecated by the Company. As of December 31, 2017 and 2016, the Company had sold, pledged, or rehypothecated nil and $19 million, respectively, of these securities. In addition, as of December 31, 2017 and 2016, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2017
Interest rate contracts	$—	$3
Equity contracts	75	(1,006)
Credit contracts	—	(22)
Foreign exchange contracts	—	(23)
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	663
IUL embedded derivatives	(45)	—
Total gain (loss)	$30	$(387)
Year Ended December 31, 2016
Interest rate contracts	$—	$38
Equity contracts	20	(857)
Credit contracts	—	2
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	237
IUL embedded derivatives	15	—
Total gain (loss)	$35	$(582)
Year Ended December 31, 2015
Interest rate contracts	$—	$232
Equity contracts	(10)	(308)
Credit contracts	—	(1)
Foreign exchange contracts	—	13
Other contracts	—	(1)
GMWB and GMAB embedded derivatives	—	(372)
IUL embedded derivatives	(8)	—
Indexed annuity embedded derivatives	1	—
Total gain (loss)	$(17)	$(437)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using futures, options, interest rate swaptions, interest rate swaps, total return swaps and variance swaps.

RiverSource Life Insurance Company

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2017:

(in millions)	Premiums Payable	Premiums Receivable
2018	$213	$129
2019	276	170
2020	198	98
2021	168	107
2022	231	147
2023-2026	472	59
Total	$1,558	$710

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company uses a combination of futures, options, swaps and swaptions. Certain of the macro hedge derivatives contain settlement provisions linked to both equity returns and interest rates. The Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates are shown in Other contracts in the tables above.

Indexed annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to indexed annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of indexed annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2017, the Company held no derivatives that were designated as cash flow hedges. As of December 31, 2017, the Company expects to reclassify $2 million of deferred losses on derivative instruments from AOCI to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2017 and 2016, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2017, 2016 and 2015, amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 18 for a summary of net unrealized gains (losses) included in AOCI related to previously designated cash flow hedges.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is one year and relates to interest credited on forecasted fixed premium product sales.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 16 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2017 and 2016, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $299 million and $206 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2017 and 2016 was $296 million and $198 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2017 and 2016 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $3 million and $8 million, respectively.

RiverSource Life Insurance Company

18.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Years Ended December 31, 2017
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$210	$(61)	$149
Reclassification of net securities (gains) losses included in net income(2)	(44)	15	(29)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(180)	57	(123)
Net unrealized securities gains (losses)	(14)	11	(3)
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	5	(2)	3
Net unrealized derivatives gains (losses)	5	(2)	3
Other	(1)	—	(1)
Total other comprehensive income (loss)	$(10)	$9	$(1)

	Years Ended December 31, 2016
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$350	$(124)	$226
Reclassification of net securities (gains) losses included in net income(2)	(17)	6	(11)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(242)	85	(157)
Net unrealized securities gains (losses)	91	(33)	58
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains (losses)	6	(2)	4
Total other comprehensive income (loss)	$97	$(35)	$62

	Years Ended December 31, 2015
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized securities gains (losses):
Net unrealized securities gains (losses) arising during the period(1)	$(997)	$351	$(646)
Reclassification of net securities (gains) losses included in net income(2)	(6)	2	(4)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	480	(168)	312
Net unrealized securities gains (losses)	(523)	185	(338)
Net unrealized derivatives gains (losses):
Reclassification of net derivative (gains) losses included in net income(3)	6	(2)	4
Net unrealized derivatives gains (losses)	6	(2)	4
Total other comprehensive income (loss)	$(517)	$183	$(334)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Securities Gains (Losses)	Net Unrealized Derivatives Gains	Other	Total
Balance, January 1, 2015	$741	$(12)	$—	$729
OCI before reclassifications	(334)	—	—	(334)
Amounts reclassified from AOCI	(4)	4	—	—
Total OCI	(338)	4	—	(334)
Balance, December 31, 2015	403 (1)	(8)	—	395
OCI before reclassifications	69	—	—	69
Amounts reclassified from AOCI	(11)	4	—	(7)
Total OCI	58	4	—	62
Balance, December 31, 2016	461 (1)	(4)	—	457
OCI before reclassifications	26	—	(1)	25
Amounts reclassified from AOCI	(29)	3	—	(26)
Total OCI	(3)	3	(1)	(1)
Balance, December 31, 2017	$458 (1)	$(1)	$(1)	$456

(1)

Includes nil, nil and $2 million of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2017, 2016 and 2015, respectively.

19.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2017	2016	2015
Current income tax
Federal	$158	$18	$234
State	1	1	2
Total current income tax	159	19	236
Deferred income tax
Federal	103	6	(91)
State	(2)	(1)	—
Total deferred income tax	101	5	(91)
Total income tax provision	$260	$24	$145

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 includes an expense of $140 million due to the enactment of the Tax Act. The $140 million expense includes a $136 million expense for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $4 million expense for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies.

The Company considers the expenses related to the remeasurement of deferred tax assets and liabilities to be provisional amounts based on reasonable estimates as discussed below.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% were as follows:

	Years Ended December 31,
	2017	2016	2015
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Impact of Tax Act	14.0	—	—
Dividend received deduction	(12.9)	(17.1)	(14.0)
Low income housing tax credits	(7.4)	(9.4)	(6.1)
Foreign tax credit, net of addback	(2.7)	(3.8)	—
Taxes applicable to prior years	—	(2.0)	—
Other, net	—	0.7	(0.9)
Income tax provision	26.0%	3.4%	14.0%

RiverSource Life Insurance Company

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction and low income housing credits. The increase in the effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a $140 million expense in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax assets and remeasurement of tax contingencies. The decrease in the effective tax rate for the year ended December 31, 2016 compared to 2015 was primarily due to lower pretax income in relation to preferred items including the dividends received deduction and low income housing tax credits.

As of December 31, 2017, the Company had not fully completed its accounting for the tax effects of the enactment of the Tax Act; however, the Company is able to provide reasonable estimates of the Tax Act’s impact. The Company’s provision for income taxes for the year ended December 31, 2017 is based in part on a reasonable estimate of the remeasurement of deferred tax assets and liabilities under the Tax Act. The Company recognized a provisional tax amount of $140 million, which is included as a component of provision for income taxes from continuing operations. The Company considers the accounting for the Tax Act’s expense related to the remeasurement of tax contingencies to be final and complete. The Company recorded a provisional tax amount of $136 million to remeasure certain deferred tax assets and liabilities as a result of the enactment of the Tax Act. The Company is still analyzing certain aspects of the Tax Act and is refining the estimate of the expected reversal of its deferred tax balances. This can potentially affect the measurement of these balances or give rise to new deferred tax amounts. In addition, further guidance from federal and state taxing authorities may change the provisional tax liability or the accounting treatment of the provisional tax liability.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at 21% as of December 31, 2017 and 35% as of December 31, 2016. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2017	2016
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$599	$1,144
Investment related	251	236
Other	29	13
Gross deferred income tax assets	879	1,393
Less: valuation allowance	11	8
Total deferred income tax assets	868	1,385
Deferred income tax liabilities
Deferred acquisition costs	431	695
Net unrealized gains on Available-for-Sale securities	150	251
Deferred sales inducement costs	62	113
Depreciation	13	23
Other	1	—
Gross deferred income tax liabilities	657	1,082
Net deferred income tax assets	$211	$303

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $9 million, net of federal benefit, which will expire beginning December 31, 2018. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state deferred tax assets, primarily state net operating losses and therefore a valuation allowance of $11 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2017	2016	2015
Balance at January 1	$59	$95	$160
Additions based on tax positions related to the current year	5	6	11
Additions for tax positions of prior years	—	31	29
Reductions for tax positions of prior years	(50)	(68)	(105)
Settlements	—	(5)	—
Balance at December 31	$14	$59	$95

If recognized, approximately $5 million, $6 million and $9 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2017, 2016 and 2015, respectively, would affect the effective tax rate.

RiverSource Life Insurance Company

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $9 million to $10 million in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of $1 million, a net decrease of $39 million, and a net increase of $1 million in interest and penalties for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, the Company had a payable of $1 million and $2 million, respectively, related to accrued interest and penalties.

The Company or one or more of its subsidiaries files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the third quarter of 2017, the Company received final cash settlements for resolution of the 2006 and 2011 audits. The IRS has completed its examination of the 2008 through 2010 tax returns, and these years are effectively settled; however, the statutes of limitation, remain open for certain carryover adjustments. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 through 2015. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 2011 through 2015.

20.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2017	2016
Commercial mortgage loans	$31	$68
Residential mortgage loans	—	185
Affordable housing and other real estate partnerships	123	177
Total funding commitments	$154	$430

The decrease in residential mortgage loan funding commitments as of December 31, 2017 compared to the prior year is primarily due to the sale of loans. See Note 6 for additional information.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2017, these guarantees range from 1% to 5%.

Contingencies

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2017 and 2016, the estimated liability was $14 million and $16 million, respectively, and the related premium tax asset was $12 million and $14 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

S-6325 CD (4/18)

PART C.

Item 24. Financial Statements and Exhibits

(a)	Financial statements included in Part B of this Registration Statement:

The audited financial statements of the RiverSource Variable Account 10 including:

Reports of Independent Registered Public Accounting Firm dated April 20, 2018

Statements of Assets and Liabilities for the year ended Dec. 31, 2017

Statements of Operations for the year ended Dec. 31, 2017

Statements of Changes and Net Assets for the years ended Dec. 31, 2017 and 2016

Notes to Financial Statements

The audited financial statements of the RiverSource Life Insurance Company including:

Reports of Independent Registered Public Accounting Firms dated Feb. 22, 2018

Consolidated Balance Sheets as of Dec. 31, 2017 and 2016

Consolidated Statements of Income for the years ended Dec. 31, 2017, 2016 and 2015

Consolidated Statements of Comprehensive Income for the years ended Dec. 31, 2017, 2016 and 2015

Consolidated Statements of Shareholder’s Equity for the three years ended Dec. 31, 2017, 2016 and 2015

Consolidated Statements of Cash Flows for the years ended Dec. 31, 2017, 2016 and 2015

Notes to Consolidated Financial Statements.

(b)	Exhibits:

1.1	Resolution of the Board of Directors of IDS Life Insurance Company establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as Exhibit 1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

1.2	Resolution of the Board of Directors of IDS Life Insurance Company establishing 105 additional subaccounts within the separate account, filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999, is incorporated herein by reference.

1.3	Resolution of the Board of Directors of IDS life Insurance Company establishing 25 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 2 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.4	Resolution of the Board of Directors of IDS Life Insurance Company establishing 12 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant’s Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.5	Resolution of the Board of Directors of IDS Life Insurance Company establishing 69 additional subaccounts within the separate account, filed electronically as Exhibit 1.5 to Registrant’s Post-Effective Amendment No. 6 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.6	Resolution of the Board of Directors of IDS Life Insurance Company establishing 112 additional subaccounts within the separate account, dated Feb. 11, 2002, filed electronically as Exhibit 1.6 to Registrant’s Post-Effective Amendment No. 8 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.7	Resolution of the Board of Directors of IDS Life Insurance Company establishing 3 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.7 to Registrant’s Post-Effective Amendment No. 10 to Registration Statement No. 333-79311, is incorporated herein by reference.

1.8	Resolution of the Board of Directors of IDS Life Insurance Company establishing 8 additional subaccounts within the separate account, dated January 6, 2004, filed electronically as Exhibit 1.8 to Registrant’s Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

1.9	Resolution of the Board of Directors of IDS Life Insurance Company establishing 6 additional subaccounts within the separate account, dated August 12, 2004 filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.10	Resolution of the Board of Directors of IDS Life Insurance Company establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.10 to Post-Effective Amendment No. 32 to Registration Statement No. 333-79311 is incorporated by reference.

1.11	Resolution of the Board of Directors establishing 18 additional subaccounts within the separate accounts dated April 12, 2006 filed electronically as Exhibit 1.11 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

1.12	Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for IDS Life Insurance Company, adopted December 8, 2006 for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed electronically as Exhibit 27(a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

1.13	Resolution of the Board of Directors establishing 988 additional subaccounts within the separate accounts dated April 6, 2011 filed electronically as Exhibit 1.13 to Post-Effective Amendment No 64 to Registration Statement No. 333-79311 is incorporated by reference.

1.14	Resolution of the Board of Directors of RiverSource Life Insurance Company establishing 399 additional subaccounts within the separate accounts dated April 6, 2012 filed electronically as Exhibit 1.14 to Post-Effective Amendment No. 66 to Registration Statement No. 333-79311 is incorporated by reference.

1.15	Resolution of the Board of Directors establishing 560 additional subaccounts within the separate accounts dated April 12, 2013 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No 4 to Registration Statement No. 333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

1.16	Resolution of the Board of Directors establishing additional 48 subaccounts within the separate accounts dated April 22, 2015 filed electronically as Exhibit 1.16 to Registrant’s Post-Effective Amendment No 7 to Registration Statement No. 333-186218, is incorporated herein by reference.

2.	Not applicable.

3.	Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1	Form of Deferred Annuity Contract for RiverSource RAVA 5 Advantage Variable annuity(form 411380) and data pages filed electronically as Exhibit 4.1 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.2	Form of Deferred Annuity Contract for RiverSource RAVA 5 Select Variable annuity(form 411381) and data pages filed electronically as Exhibit 4.2 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.3	Form of Deferred Annuity Contract for RiverSource RAVA 5 Access Variable annuity(form 411382) and data pages filed electronically as Exhibit 4.3 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.4	Form of Deferred Annuity Contract for IRA contracts (form 31045-IRA) filed electronically as Exhibit 4.3 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.5	Form of Deferred Annuity Contract for IRA contracts (form 31048-IRA) filed electronically as Exhibit 4.6 to Registrant’s Initial Registration Statement No. 333-79311, filed on or about May 26, 1999, is incorporated herein by reference.

4.6	Form of TSA Endorsement (form 31049), filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

4.7	Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131061) filed electronically as Exhibit 4.11 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.8	Form of Roth IRA Annuity Endorsement (form 131062) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.9	Form of SIMPLE IRA Annuity Endorsement (form 131063) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 14 to Registration Statement No. 333-79311, is incorporated herein by reference.

4.10	Form of TSA Endorsement (form 131068), filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.11	Form of 401 (a) Annuity Endorsement (form 131069), filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 21 to Registration Statement No. 333-79311, filed on or about Jan. 23, 2004, is incorporated by reference.

4.12	Copy of Company name change endorsement (form 131115) for RiverSource Life Insurance Company, filed electronically as Exhibit 4.32 to Registrant’s Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 filed on or about Jan. 2, 2007, is incorporated by reference.

4.13	Form of Guarantee Period Accounts Endorsement (form 411272) filed electronically as Exhibit 4.56 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.14	Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.57 to Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.15	Form of 5-Year Maximum Anniversary Value Death Benefit Rider filed electronically as Exhibit 4.41 to Registrant’s Post-Effective Amendment No. 61 to Registration Statement No. 333-79311 is incorporated herein by reference.

4.16	Form of 5% Accumulation Death Benefit Rider (form 411279) filed electronically as Exhibit 4.58 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.17	Form of Enhanced Death Benefit Rider (form 411280) filed electronically as Exhibit 4.59 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.18	Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.60 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.19	Form of Benefit Protector(SM) Death Benefit Rider (form 411281) filed electronically as Exhibit 4.61 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.20	Form of Benefit Protector(SM) Plus Death Benefit Rider (form 411282) filed electronically as Exhibit 4.62 to RiverSource Variable Account’s Post-Effective Amendment No. 10 to Registration Statement No. 333-139763 is incorporated herein by reference.

4.21	Form of Guaranteed Minimum Accumulation Benefit Rider (form 411385) and data page filed electronically as Exhibit 4.21 to the Initial Registration Statement on Form N-4 No. 333-186218, filed on or about Jan.25, 2013 is incorporated herein by reference.

4.22	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.1 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.23	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 3 Rider and data page filed electronically as Exhibit 4.27 to Registrant’s Pre-Effective Amendment No.4.28 to Registration Statement No. 333-179398, filed on or about April 20, 2012, is incorporated by reference.

4.24	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Rider and data page filed electronically as Exhibit 4.24 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.25	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Rider and data page filed electronically as Exhibit 4.25 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.26	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource 4 Plus Rider and data page filed electronically as Exhibit 4.26 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.27	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource 4 Plus Rider filed electronically as Exhibit 4.27 to the Registrant’s Post-Effective Amendment No.7 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.28	Form of Guaranteed Minimum Death Benefit Rider (form 15111687)and data page filed electronically as Exhibit 4.28 to the Registrant’s Post-Effective Amendment No.8 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.29	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Rider and data page filed electronically as Exhibit 4.29 to the Registrant’s Post-Effective Amendment No.14 to Registration Statement No. 333-186218 filed on or about Feb.8, 2018, is incorporated herein by reference.

4.30	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Rider and data page filed electronically as Exhibit 4.30 to the Registrant’s Post-Effective Amendment No.14 to Registration Statement No. 333-186218 filed on or about Feb.8, 2018, is incorporated herein by reference.

4.31	Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Core Plus Rider and data page filed electronically as Exhibit 4.31 to the Registrant’s Post-Effective Amendment No.14 to Registration Statement No. 333-186218, is incorporated herein by reference.

4.32	Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Core Plus Rider filed electronically as Exhibit 4.32 to the Registrant’s Post-Effective Amendment No.14 to Registration Statement No. 333-186218 filed on or about Feb.8, 2018, is incorporated herein by reference.

4.33	Form of Guaranteed Minimum Death Benefit Rider Single Rider (form 114200-SG)and data page filed electronically as Exhibit 4.33 to the Registrant’s Post-Effective Amendment No.14 to Registration Statement No. 333-186218 filed on or about Feb.8, 2018, is incorporated herein by reference.

4.34	Form of Guaranteed Minimum Death Benefit Rider Joint Rider (form 114200-JT) filed electronically as Exhibit 4.34 to the Registrant’s Post-Effective Amendment No.14 to Registration Statement No. 333-186218 filed on or about Feb.8, 2018,is incorporated herein by reference.

5.	Form of Variable Annuity Application (form 31063), filed electronically as Exhibit 5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-79311 filed on or about Aug. 10, 1999 is incorporated herein by reference.

6.1	Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant’s Initial Registration Statement No. 33-62407 is incorporated herein by reference.

6.2	Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.3	Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.	Not applicable.

8.1	Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777is incorporated herein by reference.

8.2	Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3	Copy of Fund Participation Agreement dated May 1, 2006 among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.4	Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2’s Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.5	Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant’s Post-Effective Amendment No. 39 to Registration Statement No. 333-79311 is incorporated by reference.

8.6	Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.7	Copy of Participation Agreement Among MFS Variable Insurance Trust, American Enterprise Life Insurance Company, IDS Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.8	Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.9	Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.4 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.10	Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.11	Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.12	Copy of Fund Participation Agreement dated April 2, 2007, RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated by reference herein.

8.13	Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company and Wells Fargo Funds Distributors, LLC dated Jan. 1, 2007, filed electronically as Exhibit 8.29 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.14	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.15	Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

8.16	Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.16 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.17	Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as Exhibit 8.17 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.18	Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as Exhibit 8.18 to Registrant’s Post-Effective Amendment No.4 to Registration Statement No.333-179398, filed on or about April 22, 2013 is incorporated herein by reference.

8.19	Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No.28 to Registration Statement No. 333-69777 is incorporated herein by reference.

8.20	Copy of Fund Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.21	Copy of Amended and Restated Participation Agreement by and among IDS Life Insurance Company, American Enterprise Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc., dated Oct. 16, 2006, filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated by reference.

8.22	Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.23	Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.24 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.24	Copy of Participation Agreement between IDS Life Insurance Company and INVESCO Variable Investment Funds, Inc, and INVESCO Distributors, Inc., dated August 13, 2001 filed electronically as Exhibit 8.9 to Post-Effective Amendment No. 10 to Registration Statement No. 333-79311 is incorporated herein by reference.

9.	Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.	Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.	None

12.	Not applicable.

13.	Power of Attorney to sign Amendment to this Registration Statement, dated Jan. 31, 2018 filed electronically as Exhibit 13 to the Registrant’s Post-Effective Amendment No.14 to Registration Statement No. 333-186218 is incorporated by reference herewith.

14.	Not applicable.

Item 25.

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush		Senior Vice President – Corporate Tax

Steve M. Gathje		Director, Senior Vice President And Chief Actuary

James A. Brefeld Jr.		Senior Vice President and Treasurer

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore		Secretary

Jeninne C. McGee		Director

David K. Stewart		Senior Vice President and Controller

Mark Gorham		Director and Vice President – Insurance Product Development

Lynn Abbott		Vice President – National Sales Manager and Fund Management

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited[1]	India
Ameriprise International Holdings GmbH	Switzerland
Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Threadneedle Asset Management Malaysia Sdn Bhd.	Malaysia
Threadneedle Investment Singapore (Pte.) Ltd.	Singapore
Threadneedle Investments Taiwan Ltd.	Taiwan
Ameriprise Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Holdings Sàrl - (see separate org chart for subsidiaries of this entity)	Luxembourg
Threadneedle EMEA Holdings 1, LLC	MN
Ameriprise National Trust Bank	Federal
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.[2]	MN
Ameriprise Advisory Management, LLC	DE
Ameriprise Financial Services, Inc.[2]	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Investment Professionals, Inc.[2]	TX
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE
Emerging Global Advisors, LLC	DE
GA Legacy, LLC	DE
J. & W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.[2]	DE
Seligman Partners, LLC	DE

Lionstone Partners, LLC	TX
Cash Flow Asset Management GP, LLC	TX
Cash Flow Asset Management, L.P.[3]	TX
Lionstone Advisory Services, LLC	TX
Lionstone CFRE II Real Estate Advisory, LLC	DE
Lionstone Development Services, LLC	TX
LPL 1111 Broadway GP, LLC	TX
LPL 1111 Broadway, L.P.[4]	TX
RiverSource CDO Seed Investments, LLC	MN
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.[2]	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio, LLC	DE

[1]	This entity has two shareholders: Ameriprise Financial, Inc. (19%) and Ameriprise India Private Limited (81%).
[2]	Registered Broker-Dealer.
[3]	This entity has two shareholders: Lionstone Partners, LLC (99%) and Cash Flow Asset Management GP, LLC (1%).
[4]	This entity has two shareholders: Lionstone Partners, LLC (99.9%) and LPL 1111 Broadway GP, LLC (0.1%).

Item 27. Number of Contract owners

As of March 31,2018 there were 179,180 non-qualified contract owners and 424,232 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a)	RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Distributors Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b)	As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

James A. Brefeld, Jr.	Senior Vice President and Treasurer

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jeffrey J. Scherman	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c)	RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF	NET UNDERWRITING
PRINCIPAL	DISCOUNTS AND	COMPENSATION ON	BROKERAGE
UNDERWRITER	COMMISSIONS	REDEMPTION	COMMISSIONS	COMPENSATION
RiverSource Distributors,Inc.	$399,726,740	None	None	None

Item 30. Location of Accounts and Records

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a)	Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e)	The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 24th day of April 2018.

RIVERSOURCE VARIABLE ACCOUNT 10
(Registrant)

By RiverSource Life Insurance Company
(Depositor)

By	/s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 24th day of April 2018.

Signature	Title

/s/ Gumer C. Alvero* Gumer C. Alvero	Director and Executive Vice President - Annuities

/s/ Richard N. Bush* Richard N. Bush	Senior Vice President – Corporate Tax

/s/ Steve M. Gathje* Steve M. Gathje	Director, Senior Vice President and Chief Actuary

/s/ James A. Brefeld Jr.* James A. Brefeld Jr.	Senior Vice President and Treasurer

/s/ Brian J. McGrane* Brian J. McGrane	Director, Executive Vice President and Chief Financial Officer

/s/ Jeninne C. McGee* Jeninne C. McGee	Director

/s/ Colin J. Lundgren* Colin J. Lundgren	Director

/s/ John R. Woerner* John R. Woerner	Chairman of the Board and President

/s/ David K. Stewart* David K. Stewart	Senior Vice President and Controller

*	Signed pursuant Power of Attorney to sign Amendment to this Registration Statement, dated Jan.31, 2018 filed electronically as Exhibit 13 to Post-Effective Amendment No. 14 to Registration Statement No.333-186218, by:

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO.15 TO REGISTRATION STATEMENT No. 333-1186218

This Post-Effective Amendment to Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

Prospectus for RiverSource® RAVA 5 Advantage Variable Annuity, RAVA 5 Select Variable Annuity and RAVA 5 Access Variable Annuity dated April 30, 2018.

PART B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Annuity Account 10 dated April 30, 2018.

Part C.

Other Information.

The signatures.

Exhibits.

Exhibit Index

9.	Opinion of counsel and consent to its use as to the legality of the securities being registered

10.	Consent of Independent Registered Public Accounting Firm